OMB APPROVAL
OMB Number:	3235-0578
Expires:	April 30, 2010
Estimated average burden
hours per response:	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Greg J. Lyons, Assistant Secretary

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: May 1, 2007 – July 31, 2007

Item 1.	Schedule of Investments

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Company

Money Market Funds

Quarterly Report

July 31, 2007 (Unaudited)

Russell Investment Company - Money Market Funds.

Copyright © Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Money Market Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Corporate Bonds and Notes - 42.5%
Barclays Bank PLC	75,000	5.385	05/06/08	75,000
Barclays Bank PLC	50,000	5.400	07/01/08	50,000
Bear Stearns Cos., Inc. (The) (Ê)	250,000	5.485	08/01/07	250,000
BNP Paribas (Ê)	50,000	5.326	05/07/08	50,000
BNP Paribas (Ê)(Å)	99,000	5.350	06/21/08	99,001
Caterpillar Financial Services Corp. (Ê)	25,000	5.430	08/20/07	25,001
Caterpillar Financial Services Corp. (Ê)	20,000	5.360	04/17/08	20,002
Credit Agricole (Ê)(Å)	75,000	5.330	07/21/08	74,981
General Electric Capital Corp. (Ê)	57,000	5.420	04/15/08	57,039
Goldman Sachs Group, Inc. (Ê)(Å)	15,000	5.445	09/14/07	15,000
Goldman Sachs Group, Inc. (Ê)	6,100	5.460	07/29/08	6,107
HSBC Bank USA (Ê)	20,000	5.430	09/21/07	20,003
HSBC Finance Corp. (Ê)	100,000	5.400	10/04/07	100,013
HSBC Finance Corp. (Ê)	50,000	5.360	05/21/08	50,012
Lehman Brothers Holdings, Inc. (Ê)	19,000	5.390	04/02/08	19,006
Lehman Brothers Holdings, Inc. (Ê)	13,000	5.390	05/29/08	13,006
Lehman Brothers Holdings, Inc. (Ê)	57,000	5.350	06/27/08	57,000
Merrill Lynch & Co., Inc. (Ê)	10,000	5.390	08/24/07	10,000
Merrill Lynch & Co., Inc. (Ê)	36,000	5.470	08/27/07	36,003
Merrill Lynch & Co., Inc. (Ê)	36,000	5.485	10/19/07	36,012
Merrill Lynch & Co., Inc. (Ê)	55,000	5.300	04/18/08	55,000
Merrill Lynch & Co., Inc. (Ê)	97,000	5.460	06/16/08	97,107
Merrill Lynch & Co., Inc. (Ê)	15,000	5.342	08/22/08	15,000
Merrill Lynch & Co., Inc. (Ê)	9,000	5.450	08/22/08	9,009
Metropolitan Life Insurance Co. (Ê)	100,000	5.430	10/15/07	100,000
Metropolitan Life Insurance Co. (Ê)	75,000	5.427	11/12/07	75,000
Metropolitan Life Global Funding (Ê)(Å)	72,628	5.430	10/05/07	72,640
Morgan Stanley (Ê)	93,361	5.485	01/18/08	93,426
Morgan Stanley (Ê)	90,000	5.440	02/01/08	90,000
Morgan Stanley (Ê)	25,000	5.410	03/07/08	25,011
New York Life Capital Corp. (Ê)	50,000	5.410	11/16/07	50,000
New York Life Capital Corp. (Ê)	150,000	5.440	05/15/08	150,000
Principal Life Income Funding (Ê)	30,800	5.310	11/15/07	30,798
Protective Life Insurance Co. (Ê)	50,000	5.510	02/23/08	50,000
Protective Life Secured Trust (Ê)	55,000	5.440	01/14/08	55,026
Protective Life Secured Trust (Ê)	49,000	5.450	05/16/08	49,044
Royal Bank of Scotland PLC (Ê)(Å)	13,700	5.360	12/21/07	13,702
Royal Bank of Scotland PLC (Ê)(Å)	30,000	5.350	07/07/08	30,005
Royal Bank of Scotland PLC (Ê)(Å)	25,000	5.410	07/21/08	25,018
Societe Generale (NY)	100,000	5.417	07/03/08	100,000
Tango Finance Corp. (Ê)	60,000	5.320	09/10/07	59,999
Tango Finance Corp. (Ê)	60,000	5.320	09/12/07	59,998
Tango Finance Corp. (Ê)	75,000	5.325	07/25/08	74,993

Total Corporate Bonds and Notes (amortized cost $2,443,962)				2,443,962

Money Market Fund	3

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Registered Investment Company Funds - 0.0%
Merrill Lynch Premier Institutional Fund	361,495			361
Reserve Primary Fund Class Institutional	43			—

Total Registered Investment Company Funds (amortized cost $361)				361

Domestic Commercial Paper - 47.4%
BTM Capital Corp.	15,000	5.310	08/06/07	14,989
BTM Capital Corp.	30,000	5.310	08/15/07	29,938
BTM Capital Corp.	50,000	5.310	08/20/07	49,860
BTM Capital Corp.	39,984	5.300	08/24/07	39,849
BTM Capital Corp.	56,938	5.310	09/13/07	56,579
BTM Capital Corp.	18,105	5.300	10/09/07	17,922
BTM Capital Corp.	25,000	5.300	10/22/07	24,699
BTM Capital Corp.	30,000	5.290	10/29/07	29,609
Central American Bank for Economic Integration	50,000	5.295	08/14/07	49,903
Citigroup Funding, Inc.	60,000	5.150	08/01/07	60,000
Citigroup Funding, Inc.	15,000	5.220	08/23/07	14,951
Citigroup Funding, Inc.	50,000	5.220	08/30/07	49,789
Citigroup Funding, Inc.	50,000	5.220	09/12/07	49,690
Citigroup Funding, Inc.	75,572	5.260	09/27/07	74,935
Co-Op Association of Tractor Dealers - Series B	26,530	5.320	08/01/07	26,530
Co-Op Association of Tractor Dealers - Series B	8,118	5.260	08/02/07	8,117
Co-Op Association of Tractor Dealers - Series B	24,000	5.250	08/03/07	23,993
Co-Op Association of Tractor Dealers - Series B	6,340	5.270	08/09/07	6,332
Co-Op Association of Tractor Dealers - Series B	6,495	5.250	08/14/07	6,483
Co-Op Association of Tractor Dealers - Series B	15,055	5.280	08/14/07	15,026
Co-Op Association of Tractor Dealers - Series B	17,081	5.250	08/17/07	17,041
Co-Op Association of Tractor Dealers - Series B	4,000	5.200	08/21/07	3,988
Co-Op Association of Tractor Dealers - Series B	25,065	5.150	08/31/07	24,954
Co-Op Association of Tractor Dealers - Series B	9,366	5.180	09/11/07	9,310
Co-Op Association of Tractor Dealers - Series B	3,091	5.180	09/24/07	3,067
Co-Op Association of Tractor Dealers - Series B	18,374	5.230	10/12/07	18,181
Co-Op Association of Tractor Dealers - Series B	8,000	5.290	11/13/07	7,878
Co-Op Association of Tractor Dealers - Series B	9,000	5.290	11/20/07	8,853
Co-Op Association of Tractor Dealers - Series B	19,463	5.250	12/28/07	19,043
Co-Op Association of Tractor Dealers - Series B	8,230	5.270	01/10/08	8,035
Cullinan Finance Corp.	100,000	5.330	09/28/07	99,145
Cullinan Finance Corp.	50,000	5.300	10/29/07	49,346
Cullinan Finance Corp.	100,000	5.320	10/31/07	98,665
Dealers Capital Access Trust	16,732	5.270	08/03/07	16,727
Dealers Capital Access Trust	26,000	5.280	08/10/07	25,966
Dealers Capital Access Trust	5,095	5.320	08/15/07	5,084
Dealers Capital Access Trust	6,350	5.320	08/17/07	6,335
Dealers Capital Access Trust	18,580	5.260	09/07/07	18,478
Dealers Capital Access Trust	15,872	5.240	09/21/07	15,753
Dealers Capital Access Trust	15,000	5.350	10/12/07	14,840
Dealers Capital Access Trust	7,231	5.260	10/22/07	7,144
Dealers Capital Access Trust	10,253	5.300	10/30/07	10,118

4	Money Market Fund

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Falcon Asset Securitization Co. LLC	25,575	5.310	08/24/07	25,488
Falcon Asset Securitization Co. LLC	100,000	5.330	08/27/07	99,617
Giro Balanced Fdg Corp.	108,286	5.320	08/07/07	108,190
Giro Balanced Fdg Corp.	40,000	5.280	08/15/07	39,918
Giro Balanced Fdg Corp.	10,000	5.330	08/27/07	9,962
Giro Balanced Fdg Corp.	18,294	5.310	09/17/07	18,168
Giro Balanced Fdg Corp.	20,092	5.310	10/15/07	19,871
Giro Balanced Fdg Corp. (Ê)	50,000	5.340	12/17/07	50,000
Giro Balanced Fdg Corp.	20,000	5.340	01/18/08	20,000
Gotham Funding Corp.	36,712	5.275	08/16/07	36,630
Gotham Funding Corp.	14,903	5.320	08/31/07	14,837
Ivory Funding Corp.	31,572	5.280	08/20/07	31,485
Ivory Funding Corp.	36,505	5.290	10/29/07	36,028
Lockhart Funding LLC	25,000	5.290	08/09/07	24,971
Lockhart Funding LLC	14,806	5.280	08/10/07	14,787
Lockhart Funding LLC	6,500	5.240	08/13/07	6,489
Lockhart Funding LLC	33,776	5.290	08/14/07	33,712
Lockhart Funding LLC	69,560	5.300	08/15/07	69,418
Lockhart Funding LLC	50,000	5.310	08/23/07	49,839
Lockhart Funding LLC	23,870	5.310	08/30/07	23,769
Lockhart Funding LLC	20,000	5.320	10/18/07	19,772
Lockhart Funding LLC	20,000	5.325	10/25/07	19,751
Long Lane Master Trust IV	90,958	5.290	08/07/07	90,878
Long Lane Master Trust IV	15,105	5.320	08/08/07	15,089
Long Lane Master Trust IV	8,306	5.320	08/13/07	8,291
Long Lane Master Trust IV	51,060	5.340	08/20/07	50,917
Long Lane Master Trust IV	90,000	5.330	08/27/07	89,654
Louis Dreyfus Corp.	81,000	5.320	08/14/07	80,845
Louis Dreyfus Corp.	13,000	5.310	08/30/07	12,944
NATC California LLC	23,375	5.370	10/11/07	23,132
NATC California LLC	48,400	5.265	10/12/07	47,890
Park Avenue Receivables Corp.	40,991	5.280	08/28/07	40,828
Park Avenue Receivables Corp.	75,000	5.280	08/29/07	74,690
Tango Finance Corp.	21,000	5.265	08/23/07	20,932
Tango Finance Corp.	54,900	5.280	09/26/07	54,448
Three Rivers Funding Corp.	13,312	5.290	08/15/07	13,285
Three Rivers Funding Corp.	30,000	5.300	08/28/07	29,881
UBS Finance Delaware LLC	4,600	5.310	08/03/07	4,599
Victory Receivables Corp.	13,769	5.270	08/15/07	13,741
Victory Receivables Corp.	39,790	5.295	08/27/07	39,637
Victory Receivables Corp.	24,058	5.280	10/17/07	23,787
Westpac Banking Corp.	35,000	5.175	10/11/07	34,642
Westpac Banking Corp.	40,452	5.180	11/26/07	39,766

Total Domestic Commercial Paper (amortized cost $2,719,723)				2,719,723

Eurodollar Certificate of Deposit - 0.9%
Calyon New York	52,633	5.340	08/01/07	52,633

Total Eurodollar Certificate of Deposit (amortized cost $52,633)				52,633

Money Market Fund	5

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

United States Government Agencies - 0.1%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(ß)	6,563	5.574	12/01/17	6,620

Total United States Government Agencies (amortized cost $6,620)				6,620

Yankee Certificates of Deposit - 9.2%
Bank of Montreal (Ê)	100,000	5.330	05/22/08	100,000
Bank of Montreal	25,000	5.320	05/23/08	25,000
Barclays Bank PLC (NY)	50,000	5.320	01/16/08	50,000
Barclays Bank PLC (NY)	30,000	5.400	06/09/08	30,000
BNP Paribas (Ê)	17,900	5.300	10/03/07	17,900
Calyon New York (Ê)	20,000	5.327	08/10/07	20,000
Calyon New York (Ê)	15,000	5.300	09/13/07	15,000
Charter One Bank NA	48,000	5.330	08/27/07	48,000
Citizens Bank NA	127,000	5.330	09/17/07	127,000
Deutsche Bank AG (NY)	94,000	5.270	04/10/08	94,000

Total Yankee Certificates of Deposit (amortized cost $526,900)				526,900

Total Investments - 100.1% (amortized cost $5,750,199) (†)				5,750,199

Other Assets and Liabilities, Net - (0.1%)				(3,186)

Net Assets - 100.0%				5,747,013

See accompanying notes which are an integral part of the financial statements.

6	Money Market Fund

Russell Investment Company

US Government Money Market Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $

Repurchase Agreement - 100.4%
Agreement with Barclays and The Bank of New York (Tri-party) of $22,044 dated July 31, 2007 at 5.260% to be repurchased at $22,044 on August 01, 2007, collateralized by: $23,381 par US Government Agency Note, valued at $22,486	22,044

Total Repurchase Agreement (identified cost $22,044) (†)	22,044

Other Assets and Liabilities, Net - (0.4%)	(98)

Net Assets - 100.0%	21,946

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund	7

Russell Investment Company

Tax Free Money Market Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Short-Term Tax-Exempt Obligations - 98.9%

Alabama - 2.2%
Columbia Industrial Development Board Revenue Bonds, weekly demand (Ê)	600	3.680	06/01/22	600

Arizona - 1.1%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	300	3.660	07/01/41	300

Arkansas - 1.9%
ABN AMRO Munitops Certificate Trust Revenue Bonds, weekly demand (Ê)(µ)	500	3.670	03/01/14	500

Colorado - 3.5%
Colorado Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	500	3.800	10/01/30	500
County of Boulder Colorado Revenue Bonds, annual demand (Ê)(µ)	435	3.700	12/01/08	435

				935

Delaware - 3.5%
Delaware State Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	450	3.800	12/01/15	450
New Castle County Delaware Revenue Bonds, weekly demand (Ê)(µ)	495	3.660	08/01/31	495

				945

Florida - 4.8%
City of Gainesville Florida Revenue Bonds, weekly demand (Ê)	1,000	3.690	10/01/26	1,000
City of Jacksonville Florida Revenue Bonds, weekly demand (Ê)(µ)	300	3.680	07/01/19	300

				1,300

Georgia - 1.0%
Gwinnett County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	65	3.630	03/01/17	65
Smyrna Housing Authority Revenue Bonds, weekly demand (Ê)	200	3.620	06/01/25	200

				265

Illinois - 9.8%
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	845	3.640	02/01/19	845
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	700	3.750	04/01/21	700
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	600	3.640	02/01/35	600
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(æ)	300	5.375	08/15/16	304
State of Illinois General Obligation Unlimited, weekly demand (Ê)	200	3.730	08/01/24	200

				2,649

Indiana - 0.7%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	200	3.750	10/01/36	200

Iowa - 1.3%
Iowa Higher Education Loan Authority Revenue Bonds, weekly demand (Ê)(µ)	250	3.750	03/01/30	250
Iowa Higher Education Loan Authority Revenue Bonds, weekly demand (Ê)(µ)	100	3.750	10/01/33	100

				350

8	Tax Free Money Market Fund

Russell Investment Company

Tax Free Money Market Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Maryland - 2.4%
County of Montgomery Maryland Revenue Bonds, monthly demand (Ê)(µ)	641	3.900	04/01/14	641

Massachusetts - 2.4%
Mashpee Water District Notes	350	4.500	08/16/07	350
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	300	3.650	08/01/36	300

				650

Michigan - 8.9%
Lansing Economic Development Corp. Revenue Bonds, semiannual demand (Ê)(µ)	1,275	4.100	05/01/15	1,275
Northville Township Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	500	3.680	05/01/14	500
Oakland County Economic Development Corp. Revenue Bonds, semiannual demand (Ê)(µ)	640	4.050	08/01/15	640

				2,415

Minnesota - 1.8%
Arden Hills Minnesota Revenue Bonds, weekly demand (Ê)(µ)	100	3.750	09/01/29	100
City of Minneapolis Minnesota Revenue Bonds, weekly demand (Ê)(µ)	183	3.800	05/01/26	183
St. Paul Housing & Redevelopment Authority Revenue Bonds, weekly demand (Ê)(µ)	200	3.750	05/01/22	200

				483

Missouri - 3.7%
Missouri State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	900	3.620	02/01/31	900
Missouri State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	100	3.750	10/01/31	100

				1,000

Montana - 0.4%
Helena Montana Revenue Bonds, weekly demand (Ê)(µ)	100	3.750	10/01/32	100

New York - 5.2%
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	1,300	3.650	11/01/22	1,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	90	3.660	11/01/22	90

				1,390

Ohio - 30.1%
American Municipal Power-Ohio, Inc.	950	3.750	10/04/07	950
American Municipal Power-Ohio, Inc. Revenue Notes	750	3.750	03/13/08	750
City of Fairborn Ohio General Obligation Limited Notes	835	4.250	11/01/07	836
County of Clermont Ohio Revenue Bonds, semiannual demand (Ê)(µ)	1,095	4.050	05/01/12	1,095

Tax Free Money Market Fund	9

Russell Investment Company

Tax Free Money Market Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Market Value $

County of Greene Ohio General Obligation Limited Notes	475	4.500	08/14/07	475
Indian Lake Local School District General Obligation Unlimited Notes	875	4.530	12/13/07	877
Stark County Ohio Revenue Bonds, weekly demand (Ê)(µ)	1,495	4.000	09/15/16	1,495
University of Toledo Revenue Bonds, weekly demand (Ê)(µ)	100	3.700	06/01/32	100
Wapakonetka Ohio General Obligation Bonds	725	4.000	11/14/07	726
Warrensville Heights Ohio Notes	820	3.950	09/20/07	820

				8,124

South Carolina - 1.5%
Greenville County School District Revenue Bonds, weekly demand (Ê)(æ)	400	3.660	12/01/28	400

Tennessee - 6.9%
City of Memphis Tennessee General Obligation Unlimited, weekly demand (Ê)(µ)	270	3.680	11/01/14	270
Knox County Industrial Development Board Revenue Bonds, weekly demand (Ê)(µ)	1,300	3.800	12/01/14	1,300
Sevier County Public Building Authority Revenue Bonds	300	3.700	10/01/07	300

				1,870

Texas - 2.0%
City of Houston Texas Revenue Bonds, weekly demand (Ê)(µ)	250	3.660	07/01/25	250
State of Texas Notes	300	4.500	08/31/07	300

				550

Vermont - 0.8%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	225	3.660	10/01/34	225

Virginia - 1.9%
Virginia Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	500	3.660	08/01/19	500

Washington - 0.7%
Washington State Housing Finance Commission Revenue Bonds, weekly demand (Ê)(µ)	200	3.690	06/01/32	200

Wisconsin - 0.4%
Milwaukee Redevelopment Authority Revenue Bonds, weekly demand (Ê)(µ)	100	3.800	07/01/21	100

Total Short-Term Tax Exempt Obligations - 98.9% (amortized cost $26,692)				26,692

Total Investments - 98.9% (amortized cost $26,692) (†)				26,692

Other Assets and Liabilities, Net - 1.1%				289

Net Assets - 100%				26,981

See accompanying notes which are an integral part of the financial statements.

10	Tax Free Money Market Fund

Russell Investment Company

Tax Free Money Market Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Quality Ratings as a % of Value	%
P-1/A-1; MIG1/SP-1/F-1 or equivalent	100

Economic Sector Emphasis as a % of Value
Bond Anticipation Note	20
Non-Profit	13
Education (colleges and universities)	10
Hospital	7
Continuing Care Retirement Community	6
Special Tax	5
Commercial Real Estate	5
Multi-Family Housing Bond	5
Corporate	4
Cash Flow Note	4
Water & Sewer	4
Annual Appropriation	3
Industrial Revenue Bond	3
Investor Owned Utility	2
Food Products	2
General Obligation	2
School District	2
Prerefunded	1
Airport Revenue	1
Miscellaneous Revenue	1

100

Tax Free Money Market Fund	11

Russell Investment Company

Money Market Funds

Notes to Schedules of Investments — July 31, 2007 (Unaudited)

Footnotes:

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(†)	The identified cost for Federal income tax purpose is the same as shown above.
#	All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(Å)	Illiquid and restricted security.

Abbreviations:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s for commercial paper obligations. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added “+” to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody’s Investor Services to commercial paper with a “superior capacity for repayment.”

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor’s Corporation to notes with a “very strong or strong capacity to pay principal and interest.”

12	Notes to Schedules of Investments

Russell Investment Company

Money Market Funds

Notes to Quarterly Report — July 31, 2007 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds’ portfolio investments are valued using the amortized cost method (other than repurchase agreements which are valued at specific identified cost). Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

Investment Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Repurchase Agreements

The Funds may enter into repurchase agreements. The US Government Money Market Fund currently invests primarily in repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally issued by the US government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, Russell Investment Management Company (“RIMCo”) will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in “Restricted Securities”, a Fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its

Notes to Quarterly Report	13

Russell Investment Company

Money Market Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Parties

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company’s Money Market Fund and US Government Money Market Fund. As of July 31, 2007, $2,727,836,002 and $2,107,000. respectively, represents investment by other Investment Company Funds not presented herein and investments by the Russell Investment Funds in the Funds. The Russell Investment Funds employ the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,000,000,000 is invested in the RIC Money Market Fund.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Value (000) $

Money Market Fund - 5.7%
BNP Paribas	04/21/06	99,000,000	100.00	99,001	99,001
Credit Agricole	06/26/07	75,000,000	99.98	74,981	74,981
Goldman Sachs Group, Inc.	01/16/07	15,000,000	100.00	15,000	15,000
Metropolitan Life Global Funding	10/27/06	72,628,000	100.00	72,640	72,640
Royal Bank of Scotland Group PLC	12/07/06	13,700,000	100.00	13,702	13,702
Royal Bank of Scotland Group PLC	12/07/06	30,000,000	100.00	30,005	30,005
Royal Bank of Scotland Group PLC	06/25/07	25,000,000	100.00	25,018	25,018

					330,347

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

5.	Subsequent Events

At a meeting held on May 22, 2007, the Board of Trustees of Russell Investment Company, upon the recommendation of the Russell Investment Management Company (“RIMCo”), approved, subject to shareholder approval, the liquidation of the US Government Money Market and Tax Free Money Market Funds pursuant to a Plan of Liquidation.

Effective close of business on May 31, 2007, the US Government Money Market and Tax Free Money Market Funds were closed to new shareholders.

14	Notes to Quarterly Report

Russell Investment Company

Money Market Funds

Shareholder Requests for Additional Information — July 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	15

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Quarterly Report

July 31, 2007 (Unaudited)

Russell Investment Company - Russell Multi-Manager Principal Protected Fund.

Copyright © Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 42.3%
Auto and Transportation - 1.4%
FedEx Corp.	1,300	144
General Motors Corp.	2,200	71
TRW Automotive Holdings Corp. (Æ)	1,100	36
Union Pacific Corp.	1,700	203
US Airways Group, Inc. (Æ)	800	25

		479

Consumer Discretionary - 7.0%
Alberto-Culver Co.	1,800	42
Amazon.Com, Inc. (Æ)	800	63
Apollo Group, Inc. Class A (Æ)	600	35
AutoNation, Inc. (Æ)	1,300	25
Avon Products, Inc.	3,600	130
Barnes & Noble, Inc.	1,100	37
BJ’s Wholesale Club, Inc. (Æ)	900	31
Brink’s Co. (The)	400	24
CEC Entertainment, Inc. (Æ)	500	15
Columbia Sportswear Co.	500	31
Convergys Corp. (Æ)	1,200	23
Costco Wholesale Corp.	2,500	150
Darden Restaurants, Inc.	1,800	77
DIRECTV Group, Inc. (The) (Æ)	4,600	103
DreamWorks Animation SKG, Inc. Class A (Æ)	500	16
eBay, Inc. (Æ)	5,300	172
Google, Inc. Class A (Æ)	200	102
Hanesbrands, Inc. (Æ)	800	25
Jarden Corp. (Æ)	600	22
Kimberly-Clark Corp.	2,200	148
Manpower, Inc.	600	47
Marriott International, Inc. Class A	2,900	120
Mattel, Inc.	4,600	105
Nike, Inc. Class B	2,600	147
Office Depot, Inc. (Æ)	2,200	55
Time Warner, Inc.	8,300	160
TJX Cos., Inc.	4,800	133
Wal-Mart Stores, Inc.	5,200	239
Whirlpool Corp.	600	61
Yum! Brands, Inc.	3,600	115

		2,453

Consumer Staples - 3.1%
Altria Group, Inc.	4,000	266
Anheuser-Busch Cos., Inc.	2,600	127
Clorox Co.	1,300	79
Colgate-Palmolive Co.	2,400	158

	Principal Amount ($) or Shares	Market Value $
Hormel Foods Corp.	500	17
Kroger Co. (The)	5,300	138
Pepsi Bottling Group, Inc.	1,100	37
PepsiCo, Inc.	2,800	184
Safeway, Inc.	1,200	38
Smithfield Foods, Inc. (Æ)	1,300	40

		1,084

Financial Services - 7.3%
Allstate Corp. (The)	500	27
American International Group, Inc.	4,200	269
Ameriprise Financial, Inc.	1,200	72
Apartment Investment & Management Co. Class A (ö)	900	38
Axis Capital Holdings, Ltd.	700	26
Citigroup, Inc.	8,200	382
Discover Financial Services (Æ)	1,650	38
General Growth Properties, Inc. (ö)	1,900	91
Goldman Sachs Group, Inc. (The)	1,100	207
Hartford Financial Services Group, Inc.	1,600	147
JPMorgan Chase & Co.	6,400	282
Lehman Brothers Holdings, Inc.	700	43
Merrill Lynch & Co., Inc.	2,700	200
MoneyGram International, Inc.	700	18
Morgan Stanley	3,300	211
Northern Trust Corp.	1,400	87
Odyssey Re Holdings Corp.	500	18
Travelers Cos., Inc. (The)	1,700	86
Ventas, Inc. (ö)	600	20
Wells Fargo & Co.	5,300	179
Western Union Co. (The)	5,600	112
WR Berkley Corp.	1,200	35

		2,588

Health Care - 6.1%
Aetna, Inc.	2,700	130
Becton Dickinson & Co.	1,200	92
Bristol-Myers Squibb Co.	6,200	176
Cardinal Health, Inc.	2,100	138
Health Net, Inc. (Æ)	1,500	74
Humana, Inc. (Æ)	1,900	122
Johnson & Johnson	5,200	315
King Pharmaceuticals, Inc. (Æ)	2,500	42
McKesson Corp.	2,300	133
Medco Health Solutions, Inc. (Æ)	900	73
Pfizer, Inc.	12,500	294
Schering-Plough Corp.	6,500	185
UnitedHealth Group, Inc.	4,000	194

Schedule of Investments	3

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WellPoint, Inc. (Æ)	2,400	180

		2,148

Integrated Oils - 3.1%
Chevron Corp.	4,100	350
Exxon Mobil Corp.	7,700	655
Marathon Oil Corp.	1,600	88

		1,093

Materials and Processing - 2.0%
American Standard Cos., Inc.	2,300	124
Archer-Daniels-Midland Co.	3,500	118
Celanese Corp. Class A	1,300	49
Commercial Metals Co.	900	28
Eastman Chemical Co.	800	55
EMCOR Group, Inc. (Æ)	1,000	36
Energizer Holdings, Inc. (Æ)	500	50
Fluor Corp.	600	69
International Paper Co.	600	22
Jacobs Engineering Group, Inc. (Æ)	1,000	62
Pactiv Corp. (Æ)	1,100	35
Perini Corp. (Æ)	500	31
Sonoco Products Co.	300	11
Valspar Corp.	300	8

		698

Miscellaneous - 1.4%
Brunswick Corp.	1,200	34
General Electric Co.	2,700	105
Honeywell International, Inc.	3,200	184
ITT Corp.	1,400	88
Tyco International, Ltd. (Æ)	2,100	99

		510

Other Energy - 1.3%
Complete Production Services, Inc. (Æ)	500	12
Global Industries, Ltd. (Æ)	1,500	39
Grey Wolf, Inc. (Æ)	3,400	25
Halliburton Co.	4,200	151
Nabors Industries, Ltd. (Æ)	1,300	38
Tesoro Corp.	800	40
Valero Energy Corp.	2,300	154

		459

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 2.0%
Boeing Co.	2,200	228
Caterpillar, Inc.	2,100	165
Knoll, Inc.	500	10
Lockheed Martin Corp.	1,700	167
United Technologies Corp.	1,700	124

		694

Technology - 5.6%
Arrow Electronics, Inc. (Æ)	1,300	50
BEA Systems, Inc. (Æ)	1,600	20
BMC Software, Inc. (Æ)	1,900	55
Computer Sciences Corp. (Æ)	1,800	100
CSG Systems International, Inc. (Æ)	500	13
Dell, Inc. (Æ)	7,000	196
Electronic Data Systems Corp.	3,200	86
Hewlett-Packard Co.	6,000	276
Ingram Micro, Inc. Class A (Æ)	1,000	20
International Business Machines Corp.	2,800	310
Intuit, Inc. (Æ)	2,000	57
Microsoft Corp.	13,500	391
Oracle Corp. (Æ)	9,100	174
RealNetworks, Inc. (Æ)	1,500	11
RF Micro Devices, Inc. (Æ)	1,300	9
Sun Microsystems, Inc. (Æ)	15,000	76
Synopsys, Inc. (Æ)	2,000	49
Unisys Corp. (Æ)	3,300	27
Western Digital Corp. (Æ)	3,300	70

		1,990

Utilities - 2.0%
AES Corp. (The) (Æ)	4,700	92
Constellation Energy Group, Inc.	1,500	126
Embarq Corp.	1,100	68
Sprint Nextel Corp.	6,200	127
Verizon Communications, Inc.	6,800	290

		703

Total Common Stocks
(cost $14,277)		14,899

4	Schedule of Investments

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 54.8%
Russell Investment Company Money Market Fund	113,000	113
Russell Investment Company US Government Money Market Fund	2,107,000	2,107
United States Treasury Principal Only STRIP
Zero coupon due 02/15/08	17,450	16,995
United States Treasury Bills (ç)(z)(§)
4.664% due 09/27/07	100	99

Total Short-Term Investments
(cost $19,367)		19,314

Total Investments - 97.1%
(identified cost $33,644)		34,213

Other Assets and Liabilities, Net - 2.9%		1,024

Net Assets - 100.0%		35,237

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Short Positions
S&P 500 E-Mini Index (CME) expiration date 09/07 (20)	1,462	21

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		21

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments	5

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Schedule of Investments — July 31, 2007 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.

Abbreviation:

STRIP - Separate Trading of Registered Interest and Principal of Securities

6	Notes to Schedule of Investments

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Quarterly Report — July 31, 2007 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of July 31, 2007, the Fund’s allocation to equity securities was approximately 38% and the Fund’s allocation to fixed income securities was approximately 55% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder’s investment as of the inception of the Guarantee Period less certain expenses. Certain expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, will reduce the Guarantee Amount. The Fund’s Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (“Ambac”), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder’s account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund’s three phases:

Offering Period	01/21/03 - 02/27/03
Guarantee Period	03/03/03 - 03/03/08
Post Guarantee Period Commencement	03/04/08

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

Notes to Quarterly Report	7

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at “amortized cost” unless the Board of Trustees determines that amortized cost does not represent fair value.

•

The value of swap agreements is equal to the Fund’s obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Fund’s net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund’s net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; a company development; a natural disaster; or an armed conflict.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund’s Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

8	Notes to Quarterly Report

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

The Fund typically uses derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Fund may pursue its strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Fund to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Options

The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

Futures Contracts

The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Swap Agreements

The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

Notes to Quarterly Report	9

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund’s obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Related Parties

The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company’s Money Market Fund and US Government Money Market Fund (collectively the “Money Market Funds”) (two of the Funds of the Investment Company not presented herein). As of July 31, 2007, $113,000 of the RIC Money Market Fund’s net assets represents investments by this Fund and $2,727,723,002 represents the investment by other RIC Funds not presented herein. As of July 31, 2007, $2,107,000 of the RIC US Government Money Market Fund’s net assets represents investment by this Fund.

4.	Federal Income Taxes

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$33,656,285

Unrealized Appreciation	$1,179,559
Unrealized Depreciation	(622,988)

Net Unrealized Appreciation (Depreciation)	$556,571

10	Notes to Quarterly Report

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Shareholder Requests for Additional Information — July 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the “Insurer”), is the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund is unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG’s most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	11

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2007 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.7%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Domestic Equities - 64.4%
Diversified Equity Fund	10,346,732	525,511
Quantitative Equity Fund	12,160,405	502,346
Real Estate Securities Fund	2,972,831	140,258
Special Growth Fund	2,687,596	140,615

		1,308,730

International Equities - 35.3%
Emerging Markets Fund	4,119,827	106,621
Global Equity Fund	13,672,389	141,919
International Securities Fund	5,711,966	470,438

		718,978

Total Investments - 99.7%
(identified cost $1,651,503)		2,027,708

Other Assets and Liabilities, Net - 0.3%		5,260

Net Assets - 100.0%		2,032,968

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	3

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.9%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 20.8%
Multistrategy Bond Fund	81,587,999	833,829

Domestic Equities - 51.8%
Diversified Equity Fund	16,329,021	829,351
Quantitative Equity Fund	18,932,612	782,106
Real Estate Securities Fund	4,851,704	228,903
Special Growth Fund	4,458,284	233,258

		2,073,618

International Equities - 27.3%
Emerging Markets Fund	6,634,952	171,712
Global Equity Fund	22,852,189	237,206
International Securities Fund	8,283,071	682,194

		1,091,112

Total Investments - 99.9%
(identified cost $3,394,104)		3,998,559

Other Assets and Liabilities, Net - 0.1%		5,375

Net Assets - 100.0%		4,003,934

See accompanying notes which are an integral part of the financial statements.

4	Growth Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.9%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 41.1%
Multistrategy Bond Fund	224,959,270	2,299,084

Domestic Equities - 37.8%
Diversified Equity Fund	16,190,815	822,332
Quantitative Equity Fund	19,631,786	810,989
Real Estate Securities Fund	5,541,378	261,442
Special Growth Fund	4,112,813	215,182

		2,109,945

International Equities - 21.0%
Emerging Markets Fund	6,780,564	175,481
Global Equity Fund	21,147,782	219,514
International Securities Fund	9,474,773	780,342

		1,175,337

Total Investments - 99.9%
(identified cost $4,851,826)		5,584,366

Other Assets and Liabilities, Net - 0.1%		5,348

Net Assets - 100.0%		5,589,714

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	5

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.8%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 61.1%
Multistrategy Bond Fund	70,718,615	722,744

Domestic Equities - 25.0%
Diversified Equity Fund	2,257,262	114,646
Quantitative Equity Fund	2,755,694	113,838
Real Estate Securities Fund	707,703	33,389
Special Growth Fund	648,042	33,906

		295,779

International Equities - 13.7%
Emerging Markets Fund	914,325	23,663
Global Equity Fund	3,314,893	34,408
International Securities Fund	1,263,998	104,103

		162,174

Total Investments - 99.8%
(identified cost $1,067,639)		1,180,697

Other Assets and Liabilities, Net - 0.2%		2,485

Net Assets - 100.0%		1,183,182

See accompanying notes which are an integral part of the financial statements.

6	Moderate Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.9%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 80.8%
Multistrategy Bond Fund	26,921,805	275,141
Short Duration Bond Fund	4,921,123	91,680

		366,821

Domestic Equities - 13.3%
Diversified Equity Fund	515,633	26,189
Quantitative Equity Fund	524,155	21,653
Real Estate Securities Fund	268,544	12,670

		60,512

International Equities - 5.8%
Global Equity Fund	840,877	8,728
International Securities Fund	213,474	17,582

		26,310

Total Investments - 99.9%
(identified cost $428,095)		453,643

Other Assets and Liabilities, Net - 0.1%		476

Net Assets - 100.0%		454,119

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	7

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.8%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 62.0%
Multistrategy Bond Fund	1,349,692	13,794
Short Duration Bond Fund	24,645	459

		14,253

Domestic Equities - 24.6%
Diversified Equity Fund	42,783	2,173
Quantitative Equity Fund	52,604	2,173
Real Estate Securities Fund	14,599	689
Special Growth Fund	11,764	616

		5,651

International Equities - 13.2%
Emerging Markets Fund	16,033	415
Global Equity Fund	63,866	663
International Securities Fund	23,718	1,953

		3,031

Total Investments - 99.8%
(identified cost $22,558)		22,935

Other Assets and Liabilities, Net - 0.2%		36

Net Assets - 100.0%		22,971

See accompanying notes which are an integral part of the financial statements.

8	2010 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.9%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 39.1%
Multistrategy Bond Fund	2,467,256	25,215

Domestic Equities - 39.4%
Diversified Equity Fund	192,201	9,762
Quantitative Equity Fund	236,165	9,756
Real Estate Securities Fund	69,113	3,260
Special Growth Fund	50,170	2,625

		25,403

International Equities - 21.4%
Emerging Markets Fund	76,402	1,978
Global Equity Fund	253,674	2,633
International Securities Fund	111,039	9,145

		13,756

Total Investments - 99.9%
(identified cost $62,851)		64,374

Other Assets and Liabilities, Net - 0.1%		90

Net Assets - 100.0%		64,464

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund	9

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.9%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 6.0%
Multistrategy Bond Fund	293,919	3,004

Domestic Equities - 61.1%
Diversified Equity Fund	233,123	11,840
Quantitative Equity Fund	286,641	11,841
Real Estate Securities Fund	71,002	3,350
Special Growth Fund	63,353	3,315

		30,346

International Equities - 32.8%
Emerging Markets Fund	91,165	2,359
Global Equity Fund	320,665	3,328
International Securities Fund	128,819	10,610

		16,297

Total Investments - 99.9%
(identified cost $47,979)		49,647

Other Assets and Liabilities, Net - 0.1%		59

Net Assets - 100.0%		49,706

See accompanying notes which are an integral part of the financial statements.

10	2030 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 99.8%

Other Russell Investment Company Series Mutual Funds - Class S Shares

Domestic Equities - 64.7%
Quantitative Equity Fund	212,459	8,777
Diversified Equity Fund	172,796	8,776
Real Estate Securities Fund	51,587	2,434
Special Growth Fund	46,123	2,413

		22,400

International Equities - 35.1%
International Securities Fund	97,189	8,005
Global Equity Fund	233,046	2,419
Emerging Markets Fund	67,444	1,745

		12,169

Total Investments - 99.8%
(identified cost $33,210)		34,569

Other Assets and Liabilities, Net - 0.2%		79

Net Assets - 100.0%		34,648

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund	11

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — July 31, 2007 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds (the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of other Russell Investment Company Funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2007
Asset Class/Underlying Funds	Equity Growth Strategy Fund	Growth Strategy Fund	Balanced Strategy Fund	Moderate Strategy Fund	Conservative Strategy Fund

Equities
US Equities
Diversified Equity Fund	26%	21%	15%	10%	6%
Special Growth Fund	7	6	4	3	—
Quantitative Equity Fund	25	20	15	10	5
Real Estate Securities Fund	7	6	5	3	3
International Equities
International Securities Fund	23	17	14	9	4
Emerging Markets Fund	5	4	3	2	—
Global Equity Fund	7	6	4	3	2
Bonds
Short Duration Bond Fund	—	—	—	—	20
Multistrategy Bond Fund	—	20	40	60	60

	100	100	100	100	100

Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which it invests will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which a Fund invests. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2007
Asset Class/Underlying Funds	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund

Equities
US Equities
Diversified Equity Fund	10%	15%	24%	26%
Special Growth Fund	2	4	7	7
Quantitative Equity Fund	10	15	24	25
Real Estate Securities Fund	3	5	7	7
International Equities
International Securities Fund	8	14	20	23
Emerging Markets Fund	2	4	5	5
Global Equity Fund	3	4	7	7
Bonds
Short Duration Bond Fund	2	—	—	—
Multistrategy Bond Fund	60	39	6	—

	100	100	100	100

12	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Investment Objectives of the Underlying Funds:

Diversified Equity Fund

Seeks to provide long term capital growth.

Special Growth Fund

Seeks to provide long term capital growth.

Quantitative Equity Fund

Seeks to provide long term capital growth.

Real Estate Securities Fund

Seeks to provide current income and long term capital growth.

International Securities Fund

Seeks to provide long term capital growth.

Emerging Markets Fund

Seeks to provide long term capital growth.

Global Equity Fund

Seeks to provide long term capital growth.

Short Duration Bond Fund

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Multistrategy Bond Fund

Seeks to provide current income and as a secondary objective, capital appreciation.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

Notes to Quarterly Report	13

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

14	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

For the period ended July 31, 2007, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity Growth Strategy Fund	Growth Strategy Fund	Balanced Strategy Fund	Moderate Strategy Fund	Conservative Strategy Fund

Cost of Investments	$1,711,749,591	$3,427,875,511	$4,916,704,169	$1,078,439,453	$430,638,576

Unrealized Appreciation	$315,958,475	$577,157,244	$694,089,820	$112,726,303	$27,136,996
Unrealized Depreciation	—	(6,473,429)	(26,427,828)	(10,468,296)	(4,132,449)

Net Unrealized Appreciation (Depreciation)	$315,958,475	$570,683,815	$667,661,992	$102,258,007	$23,004,547

	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund

Cost of Investments	$22,642,800	$63,143,045	$48,257,678	$33,357,200

Unrealized Appreciation	$452,418	$1,762,934	$1,746,796	$1,470,408
Unrealized Depreciation	(160,689)	(531,515)	(357,256)	(258,649)

Net Unrealized Appreciation (Depreciation)	$291,729	$1,231,419	$1,389,540	$1,211,759

Notes to Quarterly Report	15

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

16	Shareholder Requests for Additional Information

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Company

Tax-Managed Global Equity Fund

Quarterly Report

July 31, 2007 (Unaudited)

Russell Investment Company - Tax-Managed Global Equity Fund.

Copyright © Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Tax-Managed Global Equity Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class S Shares
Domestic Equities - 74.7%
Quantitative Equity Fund	216,692	8,952
Tax-Managed Mid & Small Cap Fund	888,774	13,474
Tax-Managed Large Cap Fund	2,076,517	44,728

		67,154

International Equities - 25.3%
Emerging Markets Fund	175,820	4,550
International Securities Fund	220,411	18,153

		22,703

Total Investments - 100.0%
(identified cost $60,144)		89,857

Other Assets and Liabilities, Net - 0.0%		24

Net Assets - 100.0%		89,881

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments	3

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report — July 31, 2007 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

The Fund allocates its assets by investing in a combination of Class S shares of other of the Investment Company’s Funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

Asset Class/Underlying Funds	Asset Allocation Targets
Equities
US Equities
Tax-Managed Large Cap Fund	50%
Tax-Managed Mid & Small Cap Fund	15
Quantitative Equity Fund	10
International Equities
International Securities Fund	20
Emerging Markets Fund	5

100

Investment Objectives of the Underlying Funds:

Tax-Managed Large Cap Fund

Seeks to provide long term capital growth on an after-tax basis.

Tax-Managed Mid & Small Cap Fund

Seeks to provide long term capital growth on an after-tax basis.

Quantitative Equity Fund

Seeks to provide long term capital growth.

International Securities Fund

Seeks to provide long term capital growth.

Emerging Markets Fund

Seeks to provide long term capital growth.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

4	Notes to Quarterly Report

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•	The value of swap agreements is equal to the Fund’s obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•	Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value

Notes to Quarterly Report	5

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Federal Income Taxes

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$72,749,115

Unrealized Appreciation	$17,107,737
Unrealized Depreciation	—

Net Unrealized Appreciation (Depreciation)	$17,107,737

6	Notes to Quarterly Report

Russell Investment Company

Tax-Managed Global Equity Fund

Shareholder Requests for Additional Information — July 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	7

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on seven of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2007 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Diversified Equity Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.9%
Auto and Transportation - 2.9%
American Axle & Manufacturing Holdings, Inc.	25,700	622
Autoliv, Inc.	22,300	1,247
BorgWarner, Inc.	16,100	1,392
Burlington Northern Santa Fe Corp.	197,097	16,190
CH Robinson Worldwide, Inc. (Ñ)	172,540	8,394
CSX Corp.	86,600	4,106
DaimlerChrysler AG	11,200	1,017
FedEx Corp.	136,173	15,080
General Motors Corp. (Ñ)	33,200	1,076
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	182,340	5,237
Magna International, Inc. Class A	10,400	912
Navistar International Corp. (Æ)	342,750	21,593
Norfolk Southern Corp.	305,900	16,451
Southwest Airlines Co.	7,100	111
Toyota Motor Corp. - ADR	87,411	10,544
UAL Corp. (Æ)(Ñ)	203,800	8,996
Union Pacific Corp.	92,297	10,996
Visteon Corp. (Æ)(Ñ)	377,600	2,424

		126,388

Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A	70,300	4,914
Accenture, Ltd. Class A	268,500	11,312
Amazon.Com, Inc. (Æ)	141,730	11,131
Avis Budget Group, Inc. (Æ)	45,250	1,162
Avon Products, Inc.	284,650	10,250
Black & Decker Corp.	11,100	961
Carnival Corp.	67,500	2,991
CBS Corp. Class B	94,950	3,012
Citadel Broadcasting Corp. (Ñ)	3,190	16
Coach, Inc. (Æ)	153,640	6,984
Corrections Corp. of America (Æ)	92,840	2,678
Costco Wholesale Corp. (Ñ)	234,900	14,047
eBay, Inc. (Æ)	410,800	13,310
Electronic Arts, Inc. (Æ)	159,400	7,753
Expedia, Inc. (Æ)(Ñ)	132,000	3,512
Family Dollar Stores, Inc. (Ñ)	13,000	385
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	114,200	4,718
GameStop Corp. Class A (Æ)(Ñ)	84,550	3,412
Gannett Co., Inc.	38,700	1,931
Gap, Inc. (The)	73,000	1,256
Google, Inc. Class A (Æ)(Ñ)	143,112	72,987

	Principal Amount ($) or Shares	Market Value $
Guess?, Inc. (Ñ)	258,200	12,262
Hewitt Associates, Inc. Class A (Æ)	178,700	5,347
Home Depot, Inc.	338,500	12,582
Idearc, Inc. (Ñ)	45,700	1,586
Intercontinental Hotels Group PLC - ADR (Ñ)	241,041	5,513
International Game Technology	134,360	4,746
Interpublic Group of Cos., Inc. (Æ)(Ñ)	67,000	703
JC Penney Co., Inc.	141,400	9,621
Jones Apparel Group, Inc.	35,100	876
Kohl’s Corp. (Æ)	134,300	8,165
Las Vegas Sands Corp. (Æ)(Ñ)	243,177	21,217
Liberty Media Holding Corp. Series A (Æ)	59,510	6,811
Limited Brands, Inc. (Ñ)	7,600	183
Lowe’s Cos., Inc.	315,708	8,843
Macy’s, Inc.	512,580	18,489
Mattel, Inc.	79,600	1,824
McDonald’s Corp.	1,057,978	50,645
McGraw-Hill Cos., Inc. (The)	164,900	9,976
MGM Mirage (Æ)	132,160	9,662
Nike, Inc. Class B (Ñ)	562,900	31,776
Nordstrom, Inc.	95,200	4,530
Office Depot, Inc. (Æ)	226,800	5,661
Polo Ralph Lauren Corp. Class A (Ñ)	131,000	11,705
RadioShack Corp. (Ñ)	62,000	1,558
Royal Caribbean Cruises, Ltd. (Ñ)	362,200	13,956
Saks, Inc. (Ñ)	310,200	5,742
Staples, Inc.	37,450	862
Starwood Hotels & Resorts Worldwide, Inc. (ö)	61,500	3,872
Target Corp.	210,950	12,777
Time Warner, Inc.	185,450	3,572
Tribune Co. (Ñ)	21,398	598
Under Armour, Inc. Class A (Æ)(Ñ)	70,400	4,323
VeriSign, Inc. (Æ)	143,900	4,272
VF Corp.	22,100	1,896
Viacom, Inc. Class A (Æ)	161,410	6,182
Wal-Mart Stores, Inc.	18,300	841
Walt Disney Co. (The)	311,440	10,277
Wendy’s International, Inc. (Ñ)	36,300	1,272
Wynn Resorts, Ltd. (Ñ)	134,691	13,006
XM Satellite Radio Holdings, Inc. Class A (Æ)(Ñ)	639,400	7,321
Yahoo!, Inc. (Æ)	226,700	5,271
Yum! Brands, Inc. (Ñ)	270,434	8,665

		527,708

Diversified Equity Fund	3

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 7.1%
Altria Group, Inc.	443,270	29,464
Coca-Cola Co. (The)	1,572,100	81,922
Coca-Cola Enterprises, Inc.	45,400	1,029
Colgate-Palmolive Co.	237,800	15,695
ConAgra Foods, Inc.	27,100	687
Diageo PLC - ADR (Ñ)	75,020	6,128
General Mills, Inc.	181,500	10,095
Hansen Natural Corp. (Æ)(Ñ)	145,460	5,898
Heineken NV - ADR	234,829	7,432
Kellogg Co.	26,700	1,383
Kraft Foods, Inc. Class A	368,545	12,070
Kroger Co. (The)	83,600	2,170
Molson Coors Brewing Co. Class B	17,800	1,583
Nestle SA - ADR	27,000	2,588
PepsiCo, Inc.	534,940	35,103
Procter & Gamble Co.	1,117,250	69,113
Safeway, Inc.	59,500	1,896
Sara Lee Corp.	85,300	1,352
Smithfield Foods, Inc. (Æ)	18,400	572
Tyson Foods, Inc. Class A	129,950	2,768
Unilever NV	233,700	7,072
UST, Inc. (Ñ)	24,700	1,323
WM Wrigley Jr Co. (Ñ)	112,000	6,460

		303,803

Financial Services - 17.3%
ACE, Ltd.	46,500	2,684
Allstate Corp. (The)	295,160	15,688
AMBAC Financial Group, Inc.	21,000	1,410
American Express Co.	250,000	14,635
American International Group, Inc.	600,805	38,560
Annaly Capital Management, Inc. (ö)	1,394,675	20,153
AON Corp.	13,600	544
Astoria Financial Corp.	28,350	668
Bank of America Corp.	693,568	32,889
Bank of New York Mellon Corp. (The)	535,364	22,780
BB&T Corp.	25,500	954
Capital One Financial Corp. (Ñ)	254,450	18,005
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	34,528	1,206
Chubb Corp.	89,900	4,532
Citigroup, Inc.	1,508,263	70,240
CME Group, Inc. Class A	16,810	9,287
Comerica, Inc. (Ñ)	32,900	1,732
Countrywide Financial Corp.	721,550	20,326
Deutsche Bank AG (Ñ)	6,000	818
Fannie Mae	833,800	49,895

	Principal Amount ($) or Shares	Market Value $
Fidelity National Financial, Inc. Class A	64,000	1,337
Fidelity National Information Services, Inc.	6,646	330
First American Corp.	166,450	7,705
Franklin Resources, Inc.	47,550	6,056
Freddie Mac	239,350	13,708
Genworth Financial, Inc. Class A	806,550	24,616
Goldman Sachs Group, Inc. (The) (Ñ)	342,222	64,454
Hartford Financial Services Group, Inc.	102,880	9,452
IndyMac Bancorp, Inc. (Ñ)	12,975	285
IntercontinentalExchange, Inc. (Æ)(Ñ)	47,180	7,130
iShares Russell 1000 Value Index Fund	211,625	17,459
JPMorgan Chase & Co.	915,423	40,288
KeyCorp	56,300	1,953
Lehman Brothers Holdings, Inc.	206,171	12,783
Mastercard, Inc. Class A (Ñ)	122,383	19,679
MBIA, Inc. (Ñ)	113,700	6,379
Merrill Lynch & Co., Inc.	172,400	12,792
MetLife, Inc.	354,330	21,338
MGIC Investment Corp. (Ñ)	24,600	951
Moody’s Corp. (Ñ)	63,406	3,411
Morgan Stanley	630,000	40,238
National City Corp. (Ñ)	85,090	2,501
Nymex Holdings, Inc. (Ñ)	47,880	5,961
Old Republic International Corp.	62,800	1,153
PartnerRe, Ltd.	8,300	589
Paychex, Inc.	264,300	10,937
PMI Group, Inc. (The)	146,400	4,988
Radian Group, Inc.	112,150	3,781
RenaissanceRe Holdings, Ltd. (Ñ)	77,275	4,443
SunTrust Banks, Inc.	55,680	4,360
Travelers Cos., Inc. (The)	82,559	4,192
UBS AG	182,960	10,076
UnionBanCal Corp.	23,300	1,287
Unum Group	78,000	1,895
US Bancorp	12,756	382
Wachovia Corp.	271,900	12,836
Waddell & Reed Financial, Inc. Class A	33,000	832
Washington Mutual, Inc.	114,480	4,296
Wells Fargo & Co.	954,837	32,245
XL Capital, Ltd. Class A	8,300	646

		746,750

4	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 13.0%
Abbott Laboratories	613,440	31,095
Alcon, Inc.	41,700	5,692
Allergan, Inc.	340,360	19,785
AmerisourceBergen Corp. Class A	36,100	1,701
Amylin Pharmaceuticals, Inc. (Æ)	109,311	5,084
Baxter International, Inc.	191,629	10,080
BioMarin Pharmaceuticals, Inc. (Æ)(Ñ)	463,100	8,364
Boston Scientific Corp. (Æ)	219,800	2,890
Bristol-Myers Squibb Co.	524,600	14,904
Celgene Corp. (Æ)(Ñ)	189,300	11,464
Cooper Cos., Inc. (The) (Ñ)	177,200	8,883
Covidien, Ltd. Class W (Æ)	40,062	1,641
CVS Caremark Corp.	1,469,857	51,724
Eli Lilly & Co.	20,300	1,098
Genentech, Inc. (Æ)	246,420	18,329
Gilead Sciences, Inc. (Æ)	813,780	30,297
GlaxoSmithKline PLC - ADR	50,400	2,574
Health Management Associates, Inc. Class A (Ñ)	119,000	959
Hospira, Inc. (Æ)	206,900	8,001
Human Genome Sciences, Inc. (Æ)(Ñ)	654,700	5,080
Intuitive Surgical, Inc. (Æ)(Ñ)	80,403	17,094
Johnson & Johnson	412,580	24,961
Medco Health Solutions, Inc. (Æ)	97,900	7,956
Merck & Co., Inc.	1,581,200	78,507
Novartis AG - ADR	378,100	20,399
Omnicare, Inc. (Ñ)	244,400	8,104
Pfizer, Inc.	491,800	11,562
Schering-Plough Corp.	459,040	13,101
Shire Pharmaceuticals PLC - ADR (Ñ)	168,370	12,424
St. Jude Medical, Inc. (Æ)	187,740	8,099
Stryker Corp.	218,600	13,647
Teva Pharmaceutical Industries, Ltd. - ADR	106,600	4,479
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	770,650	40,236
UnitedHealth Group, Inc.	509,133	24,657
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	372,600	12,035
WellPoint, Inc. (Æ)	88,400	6,641
Wyeth	353,330	17,144

		560,691

Integrated Oils - 4.5%
BP PLC - ADR	12,400	861
Chevron Corp. (Ñ)	273,287	23,300
ConocoPhillips	240,202	19,418
Exxon Mobil Corp.	612,490	52,141
Hess Corp.	781,800	47,846

	Principal Amount ($) or Shares	Market Value $
Marathon Oil Corp.	93,364	5,154
Occidental Petroleum Corp.	566,100	32,109
Petroleo Brasileiro SA - ADR	34,084	2,212
Total SA - ADR	115,770	9,101

		192,142

Materials and Processing - 5.3%
Agrium, Inc.	200,200	8,392
Air Products & Chemicals, Inc.	26,977	2,330
Allegheny Technologies, Inc. (Ñ)	85,197	8,940
Arcelor Mittal Class A	20,200	1,233
Ashland, Inc.	19,400	1,185
Cameco Corp. (Ñ)	265,950	10,845
Crown Holdings, Inc. (Æ)	36,500	896
Cytec Industries, Inc.	132,100	8,849
Dow Chemical Co. (The)	94,300	4,100
EI Du Pont de Nemours & Co. (Ñ)	504,285	23,565
Fluor Corp.	35,200	4,066
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	223,002	20,958
International Paper Co.	28,900	1,071
Lennar Corp. Class B (Ñ)	13,200	387
Louisiana-Pacific Corp.	59,600	1,104
Lubrizol Corp.	22,100	1,385
Masco Corp. (Ñ)	670,510	18,245
Monsanto Co.	475,601	30,652
Potash Corp. of Saskatchewan	124,200	10,028
PPG Industries, Inc.	133,730	10,200
Praxair, Inc.	259,947	19,917
Rio Tinto PLC - ADR (Ñ)	40,400	11,680
Rohm & Haas Co. (Ñ)	191,000	10,795
Sherwin-Williams Co. (The)	20,900	1,457
Smurfit-Stone Container Corp. (Æ)	87,200	1,028
St. Joe Co. (The) (Ñ)	65,359	2,650
Temple-Inland, Inc. (Ñ)	211,400	12,289

		228,247

Miscellaneous - 2.5%
3M Co.	68,900	6,127
Eaton Corp.	89,600	8,707
General Electric Co.	1,679,530	65,099
Johnson Controls, Inc.	55,400	6,268
SPX Corp.	23,100	2,168
Textron, Inc.	189,350	21,376

		109,745

Other Energy - 6.2%
Anadarko Petroleum Corp.	41,276	2,077

Diversified Equity Fund	5

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Apache Corp.	14,396	1,164
Arch Coal, Inc.	450,050	13,452
Baker Hughes, Inc.	353,028	27,907
Cameron International Corp. (Æ)	31,481	2,456
Consol Energy, Inc. (Ñ)	530,750	22,106
Devon Energy Corp.	566,140	42,240
Diamond Offshore Drilling, Inc. (Ñ)	42,660	4,402
Grant Prideco, Inc. (Æ)	92,400	5,184
Halliburton Co.	366,000	13,183
Massey Energy Co.	261,050	5,573
National-Oilwell Varco, Inc. (Æ)	90,800	10,906
Noble Energy, Inc.	62,500	3,821
Peabody Energy Corp.	1,050	44
Reliant Energy, Inc. (Æ)	676,050	17,361
Schlumberger, Ltd.	691,896	65,536
Transocean, Inc. (Æ)	25,793	2,771
Ultra Petroleum Corp. (Æ)	39,100	2,162
Valero Energy Corp.	2,881	193
XTO Energy, Inc.	423,100	23,072

		265,610

Producer Durables - 5.3%
AGCO Corp. (Æ)	233,000	8,954
Applied Materials, Inc.	549,700	12,115
Boeing Co.	260,411	26,934
Bombardier, Inc. (Æ)	1,217,100	7,359
Centex Corp. (Ñ)	231,050	8,620
Crown Castle International Corp. (Æ)(Ñ)	197,610	7,163
Cummins, Inc.	41,897	4,973
Deere & Co.	238,730	28,748
Emerson Electric Co.	464,200	21,850
Goodrich Corp.	77,500	4,876
Ingersoll-Rand Co., Ltd. Class A	16,000	805
KB Home (Ñ)	40,600	1,292
KLA-Tencor Corp. (Ñ)	155,560	8,834
Lexmark International, Inc. Class A (Æ)(Ñ)	17,400	688
Lockheed Martin Corp.	365,336	35,978
Northrop Grumman Corp. (Ñ)	279,400	21,262
Pitney Bowes, Inc.	31,900	1,471
Pulte Homes, Inc. (Ñ)	307,700	5,951
Roper Industries, Inc.	98,200	5,890
United Technologies Corp.	218,700	15,959

		229,722

Technology - 14.2%
Akamai Technologies, Inc. (Æ)(Ñ)	29,290	995

	Principal Amount ($) or Shares	Market Value $
Apple, Inc. (Æ)	554,667	73,083
Applera Corp. - Applied Biosystems Group	195,200	6,094
Arrow Electronics, Inc. (Æ)	44,500	1,701
AU Optronics Corp. - ADR	1,006,499	17,030
Avnet, Inc. (Æ)	52,200	1,977
BearingPoint, Inc. (Æ)	618,500	4,033
Broadcom Corp. Class A (Æ)	240,940	7,905
Celestica, Inc. (Æ)(Ñ)	405,500	2,396
Cisco Systems, Inc. (Æ)	3,192,517	92,296
Cognizant Technology Solutions Corp. Class A (Æ)	92,900	7,523
Corning, Inc.	300,700	7,169
Dell, Inc. (Æ)	739,660	20,688
EMC Corp. (Æ)	206,700	3,826
F5 Networks, Inc. (Æ)	53,140	4,607
Flextronics International, Ltd. (Æ)	73,700	823
Garmin, Ltd.	35,100	2,945
General Dynamics Corp.	163,576	12,850
Hewlett-Packard Co.	1,458,455	67,133
Intel Corp.	2,593,904	61,268
International Business Machines Corp. (Ñ)	123,800	13,698
International Rectifier Corp. (Æ)	139,350	5,116
Juniper Networks, Inc. (Æ)(Ñ)	262,000	7,849
Maxim Integrated Products, Inc.	286,300	9,076
MEMC Electronic Materials, Inc. (Æ)	101,900	6,248
Microsoft Corp.	1,007,400	29,204
Motorola, Inc.	933,850	15,866
Nvidia Corp. (Æ)	204,300	9,349
Oracle Corp. (Æ)	522,160	9,984
Qualcomm, Inc.	1,008,900	42,021
Research In Motion, Ltd. (Æ)	98,900	21,165
Riverbed Technology, Inc. (Æ)	48,800	2,155
Salesforce.com, Inc. (Æ)(Ñ)	131,800	5,122
SanDisk Corp. (Æ)(Ñ)	148,400	7,959
Sanmina-SCI Corp. (Æ)	302,700	832
Seagate Technology, Inc. (Æ)	9,200	—
Solectron Corp. (Æ)(Ñ)	207,700	781
Sunpower Corp. Class A (Æ)(Ñ)	57,600	4,062
Texas Instruments, Inc.	718,060	25,269

		612,098

Utilities - 4.3%
Allegheny Energy, Inc. (Æ)	18,100	945
Ameren Corp.	40,700	1,953
America Movil SAB de CV Series L	139,779	8,370
American Electric Power Co., Inc.	60,800	2,644

6	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AT&T, Inc.	1,303,719	51,054
China Mobile, Ltd. - ADR (Ñ)	141,205	8,104
Comcast Corp. Class A (Æ)	623,358	16,376
Constellation Energy Group, Inc.	27,200	2,279
Dominion Resources, Inc.	198,250	16,697
Embarq Corp.	162,411	10,035
Entergy Corp.	7,600	760
FPL Group, Inc.	77,160	4,454
NII Holdings, Inc. (Æ)	194,480	16,340
Progress Energy, Inc. - CVO	5,500	2
Public Service Enterprise Group, Inc.	123,000	10,596
Sprint Nextel Corp.	440,050	9,034
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	165,850	3,242
Verizon Communications, Inc.	341,100	14,538
Vodafone Group PLC - ADR	267,500	8,119
Wisconsin Energy Corp.	34,400	1,477

		187,019

Total Common Stocks
(cost $3,542,132)		4,089,923

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.8%
Russell Investment Company Money Market Fund	195,820,926	195,821
United States Treasury Bills (ç)(ž)(§) 4.649% due 09/27/07	10,000	9,928

Total Short-Term Investments
(cost $205,749)		205,749

Other Securities - 10.7%
Rusell Investment Company Money Market Fund (×)	78,332,521	78,333
State Street Securities Lending Quality Trust (×)	380,308,751	380,309

Total Other Securities
(cost $458,642)		458,642

Total Investments - 110.4%
(identified cost $4,206,523)		4,754,314

Other Assets and Liabilities, Net - (10.4%)		(449,303)

Net Assets - 100.0%		4,305,011

See accompanying notes which are an integral part of the financial statements.

Diversified Equity Fund	7

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 09/07 (65)	25,870	(1,499)
S&P 500 E-Mini Index (CME) expiration date 09/07 (820)	59,938	(2,928)
S&P 500 Index (CME) expiration date 09/07 (154)	56,283	(2,717)
S&P Midcap 400 E-Mini Index (CME) expiration date 09/07 (710)	61,159	(3,333)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(10,477)

See accompanying notes which are an integral part of the financial statements.

8	Diversified Equity Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.5%
Auto and Transportation - 3.4%
AAR Corp. (Æ)	36,400	1,086
Accuride Corp. (Æ)	22,141	312
Aftermarket Technology Corp. (Æ)	33,789	1,026
Alaska Air Group, Inc. (Æ)	43,300	1,010
American Railcar Industries, Inc.	18,700	650
Arctic Cat, Inc.	13,000	236
Arkansas Best Corp.	39,100	1,409
ArvinMeritor, Inc.	56,362	1,118
Atlas Air Worldwide Holdings, Inc. (Æ)	9,800	531
Autoliv, Inc.	51,000	2,852
Bristow Group, Inc. (Æ)(Ñ)	34,980	1,659
Con-way, Inc.	40,800	2,015
Continental Airlines, Inc. Class A (Æ)	10,437	329
Dana Corp. (Æ)(Ñ)	292,900	196
Danaos Corp. (Ñ)	22,800	893
DryShips, Inc.	48,300	2,769
ExpressJet Holdings, Inc. Class A (Æ)	158,015	826
FreightCar America, Inc.	3,944	186
Grupo Aeroportuario del Sureste SAB de CV - ADR	43,900	2,308
Hayes Lemmerz International, Inc. (Æ)	115,553	555
Horizon Lines, Inc. Class A	46,967	1,356
HUB Group, Inc. Class A (Æ)	36,195	1,231
Kansas City Southern (Æ)(Ñ)	35,500	1,225
Kirby Corp. (Æ)(Ñ)	82,742	3,352
Modine Manufacturing Co. (Ñ)	46,900	1,201
Monaco Coach Corp.	20,703	289
Navistar International Corp. (Æ)	23,800	1,499
Penske Auto Group, Inc. (Ñ)	42,700	832
Pinnacle Airlines Corp. (Æ)	1,908	31
Polaris Industries, Inc.	22,433	1,107
Saia, Inc. (Æ)	25,723	520
Skywest, Inc.	46,093	1,028
Standard Motor Products, Inc.	29,800	371
StealthGas, Inc. (Ñ)	78,500	1,353
Stoneridge, Inc. (Æ)	8,300	105
Teekay Corp. (Ñ)	18,300	1,026
TRW Automotive Holdings Corp. (Æ)	63,800	2,097
US Airways Group, Inc. (Æ)(Ñ)	89,900	2,788
UTI Worldwide, Inc. (Ñ)	96,991	2,437
Wabtec Corp.	9,646	394
YRC Worldwide, Inc. (Æ)(Ñ)	87,800	2,820

		49,028

	Principal Amount ($) or Shares	Market Value $
Consumer Discretionary - 17.8%
Abercrombie & Fitch Co. Class A	25,200	1,761
ABM Industries, Inc.	87,993	2,214
Activision, Inc. (Æ)	372,364	6,371
Advance Auto Parts, Inc.	29,500	1,026
Advisory Board Co. (The) (Æ)(Ñ)	63,779	3,284
Aeropostale, Inc. (Æ)	21,865	833
AFC Enterprises (Æ)(Ñ)	22,000	345
Alberto-Culver Co. Class B	103,000	2,423
American Eagle Outfitters, Inc.	42,100	1,021
American Greetings Corp. Class A	43,072	1,065
American Woodmark Corp.	26,834	806
aQuantive, Inc. (Æ)(Ñ)	27,607	1,826
Asbury Automotive Group, Inc.	36,980	818
AutoNation, Inc. (Æ)(Ñ)	124,200	2,419
Baidu.com - ADR (Æ)	6,800	1,373
Bally Technologies, Inc. (Æ)(Ñ)	93,501	2,300
Bare Escentuals, Inc. (Æ)	131,052	3,697
Barnes & Noble, Inc.	60,400	2,026
Big Lots, Inc. (Æ)	88,339	2,284
BJ’s Wholesale Club, Inc. (Æ)	55,100	1,871
Blockbuster, Inc. Class A (Æ)	187,375	804
Blyth, Inc.	57,340	1,280
Bob Evans Farms, Inc.	31,763	1,031
Books-A-Million, Inc. Class A	9,431	149
Bowne & Co., Inc.	40,514	703
Bright Horizons Family Solutions, Inc. (Æ)(Ñ)	32,400	1,257
Brightpoint, Inc. (Æ)	10,700	140
Brown Shoe Co., Inc.	48,086	1,007
Buckle, Inc. (The)	17,800	622
Build-A-Bear Workshop, Inc. Class A (Æ)	31,200	624
CBRL Group, Inc.	26,087	1,003
CDI Corp. (Ñ)	9,600	272
CEC Entertainment, Inc. (Æ)	32,600	962
Charlotte Russe Holding, Inc. (Æ)	2,026	36
Chemed Corp. (Ñ)	48,411	3,063
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	38,500	3,401
CMGI, Inc. (Æ)(Ñ)	1,465,567	2,316
Columbia Sportswear Co. (Ñ)	28,400	1,781
Convergys Corp. (Æ)	174,600	3,326
Core-Mark Holding Co., Inc. (Æ)(Ñ)	4,300	135
Corinthian Colleges, Inc. (Æ)(Ñ)	93,100	1,254
CROCS, Inc. (Æ)(Ñ)	150,600	8,934
CSS Industries, Inc. (Ñ)	6,800	244

Special Growth Fund	9

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Denny’s Corp. (Æ)	130,239	521
DeVry, Inc. (Ñ)	79,600	2,579
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	14,800	832
Dolby Laboratories, Inc. Class A (Æ)	158,500	5,272
Dollar Tree Stores, Inc. (Æ)	42,100	1,611
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	45,600	1,414
Dress Barn, Inc. (Æ)	32,916	599
DynCorp International, Inc. Class A (Æ)	38,697	825
Earthlink, Inc. (Æ)(Ñ)	115,800	805
Elizabeth Arden, Inc. (Æ)	40,395	870
Ethan Allen Interiors, Inc. (Ñ)	46,970	1,604
Ezcorp, Inc. Class A (Æ)	28,943	348
Finish Line Class A	49,700	336
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	16,300	673
FTD Group, Inc.	27,800	459
FTI Consulting, Inc. (Æ)(Ñ)	68,900	2,827
GameStop Corp. Class A (Æ)(Ñ)	83,584	3,373
Greenfield Online, Inc. (Æ)	12,851	209
Guess?, Inc. (Ñ)	41,300	1,961
Gymboree Corp. (Æ)	29,309	1,262
Hasbro, Inc. (Ñ)	125,500	3,517
Helen of Troy, Ltd. (Æ)(Ñ)	76,730	1,704
Home Inns & Hotels Management, Inc. - ADR (Æ)(Ñ)	54,100	1,644
Home Solutions of America, Inc. (Æ)(Ñ)	218,807	1,035
Hooker Furniture Corp. (Ñ)	20,551	416
Hudson Highland Group, Inc. (Æ)	14,434	238
ICF International, Inc. (Æ)	29,000	599
Iconix Brand Group, Inc. (Æ)(Ñ)	216,938	4,291
Idearc, Inc. (Ñ)	35,000	1,215
IKON Office Solutions, Inc.	18,100	251
Infospace, Inc. (Ñ)	35,500	739
Insight Enterprises, Inc. (Æ)	1,000	23
Inter Parfums, Inc. (Ñ)	51,000	1,117
International Speedway Corp. Class A (Ñ)	10,200	488
ITT Educational Services, Inc. (Æ)	6,500	687
J Crew Group, Inc. (Æ)(Ñ)	78,000	3,923
Jack in the Box, Inc. (Æ)	31,600	2,022
Jakks Pacific, Inc. (Æ)	63,473	1,505
Jamba, Inc. (Æ)(Ñ)	106,800	855
Jarden Corp. (Æ)(Ñ)	62,800	2,269
Jo-Ann Stores, Inc. (Æ)	34,206	814
Jones Apparel Group, Inc.	112,000	2,796

	Principal Amount ($) or Shares	Market Value $
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	59,299	2,046
Journal Communications, Inc. Class A	36,976	392
K2, Inc. (Æ)	8,447	123
Kelly Services, Inc. Class A	23,300	579
Kenexa Corp. (Æ)(Ñ)	59,900	2,143
Kenneth Cole Productions, Inc. Class A (Ñ)	16,000	338
Knology, Inc. (Æ)	9,729	151
Korn/Ferry International (Æ)(Ñ)	19,000	449
Labor Ready, Inc. (Æ)	15,612	368
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	89,400	808
Lee Enterprises, Inc. (Ñ)	84,600	1,490
Life Time Fitness, Inc. (Æ)(Ñ)	64,700	3,327
Lin TV Corp. Class A (Æ)	25,960	393
Lithia Motors, Inc. Class A (Ñ)	17,700	364
LKQ Corp. (Æ)(Ñ)	141,665	4,028
Lodgenet Entertainment Corp. (Æ)	9,716	305
LoJack Corp. (Æ)	16,167	345
LoopNet, Inc. (Æ)(Ñ)	103,800	2,147
Luby’s, Inc. (Æ)(Ñ)	10,700	107
Macy’s, Inc.	45,135	1,628
Maidenform Brands, Inc. (Æ)	16,200	291
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)(Ñ)	46,400	1,131
Men’s Wearhouse, Inc. (The) (Ñ)	18,600	919
Meredith Corp.	41,000	2,316
MIVA, Inc. (Æ)	26,913	174
Movado Group, Inc.	14,848	419
Movie Gallery, Inc. (Æ)	92,847	52
MPS Group, Inc. (Æ)(Ñ)	65,387	872
MSC Industrial Direct Co., Inc. Class A (Ñ)	81,296	4,088
New Oriental Education & Technology Group - ADR (Æ)	17,500	906
Nu Skin Enterprises, Inc. Class A (Ñ)	35,800	556
O’Charleys, Inc.	77,900	1,381
O’Reilly Automotive, Inc. (Æ)(Ñ)	117,630	3,918
On Assignment, Inc. (Æ)(Ñ)	86,700	870
Orient-Express Hotels, Ltd. Class A (Ñ)	52,720	2,449
Oxford Industries, Inc. (Ñ)	17,400	703
Papa John’s International, Inc. (Æ)	31,600	867
PC Connection, Inc. (Æ)	11,849	159
Perry Ellis International, Inc. (Æ)	60,317	1,810
Phillips-Van Heusen Corp.	44,900	2,337
Pier 1 Imports, Inc. (Æ)(Ñ)	123,100	803
PRG-Schultz International, Inc. (Æ)	29,757	529

10	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Priceline.com, Inc. (Æ)(Ñ)	75,200	4,798
Quiksilver, Inc. (Æ)(Ñ)	134,600	1,727
Rent-A-Center, Inc. Class A (Æ)(Ñ)	5,200	101
Republic Services, Inc. Class A	157,330	5,027
Resources Connection, Inc. (Æ)	106,674	3,464
Robert Half International, Inc. (Ñ)	110,457	3,754
Scholastic Corp. (Æ)(Ñ)	79,600	2,562
Scientific Games Corp. (Æ)(Ñ)	62,100	2,131
Service Corp. International	137,700	1,669
Shanda Interactive Entertainment, Ltd. - ADR (Æ)	113,600	3,267
Sinclair Broadcast Group, Inc. Class A	64,711	844
Sonic Automotive, Inc. Class A (Ñ)	33,000	904
Sonic Corp. (Æ)(Ñ)	74,993	1,549
Spherion Corp. (Æ)	68,700	607
Stage Stores, Inc. (Ñ)	71,411	1,274
Stanley Furniture Co., Inc.	7,849	131
Stanley Works (The) (Ñ)	29,100	1,610
Stein Mart, Inc. (Ñ)	34,100	367
Stewart Enterprises, Inc. Class A	158,200	1,109
Strayer Education, Inc. (Ñ)	11,200	1,697
Sturm Ruger & Co., Inc. (Æ)	79,591	1,554
Take-Two Interactive Software, Inc. (Æ)(Ñ)	57,300	1,010
Tech Data Corp. (Æ)	8,400	315
TeleTech Holdings, Inc. (Æ)	33,800	991
Timberland Co. Class A (Æ)(Ñ)	39,300	934
Toro Co.	11,400	641
Tractor Supply Co. (Æ)(Ñ)	59,495	2,827
Tupperware Corp.	99,226	2,581
United Natural Foods, Inc. (Æ)(Ñ)	119,766	3,261
United Online, Inc. (Ñ)	79,100	1,117
United Stationers, Inc. (Æ)	16,500	1,052
Urban Outfitters, Inc. (Æ)(Ñ)	67,900	1,362
Valueclick, Inc. (Æ)	32,380	692
VeriSign, Inc. (Æ)	161,636	4,799
Viad Corp.	23,200	834
Warnaco Group, Inc. (The) (Æ)	32,700	1,181
Warner Music Group Corp. (Ñ)	127,700	1,582
Washington Post Co. (The) Class B (Ñ)	2,405	1,902
West Marine, Inc. (Æ)	35,396	555
WMS Industries, Inc. (Æ)(Ñ)	55,950	1,460
Zumiez, Inc. (Æ)(Ñ)	41,200	1,524

		254,482

Consumer Staples - 2.3%
Alliance One International, Inc. (Æ)	310,126	2,683
Boston Beer Co., Inc. Class A (Æ)(Ñ)	8,000	326

	Principal Amount ($) or Shares	Market Value $
Coca-Cola Bottling Co. Consolidated (Ñ)	17,028	887
Del Monte Foods Co.	97,600	1,132
Diamond Foods, Inc. (Ñ)	8,964	147
Fresh Del Monte Produce, Inc. (Æ)	50,100	1,285
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	64,200	1,904
Hansen Natural Corp. (Æ)(Ñ)	112,543	4,564
Hormel Foods Corp. (Ñ)	14,300	492
Imperial Sugar Co. (Ñ)	2,700	73
JM Smucker Co. (The)	18,300	1,021
Loews Corp. - Carolina Group	39,000	2,956
Longs Drug Stores Corp.	2,100	102
McCormick & Co., Inc.	49,000	1,674
Molson Coors Brewing Co. Class B (Ñ)	41,600	3,700
Nash Finch Co.	25,444	1,025
NBTY, Inc. (Æ)	25,571	1,113
PepsiAmericas, Inc.	26,000	719
Reddy Ice Holdings, Inc.	24,829	739
Schweitzer-Mauduit International, Inc.	13,331	304
Smithfield Foods, Inc. (Æ)(Ñ)	92,600	2,876
Spartan Stores, Inc. (Ñ)	51,500	1,507
Universal Corp.	21,813	1,204

		32,433

Financial Services - 14.0%
Advance America Cash Advance Centers, Inc.	65,334	958
Advanta Corp. Class B	43,190	1,108
Advent Software, Inc. (Æ)	111,600	4,244
Affiliated Managers Group, Inc. (Æ)	67,860	7,668
Alesco Financial, Inc. (ö)	61,100	287
AMB Property Corp. (ö)	34,300	1,828
American Financial Group, Inc.	54,700	1,537
Amerisafe, Inc. (Æ)	34,123	573
Annaly Capital Management, Inc. (ö)	21,600	312
Anthracite Capital, Inc. (ö)	10,733	101
Apartment Investment & Management Co. Class A (ö)	58,500	2,472
Apollo Investment Corp.	90,500	1,909
Arch Capital Group, Ltd. (Æ)	16,000	1,115
Ares Capital Corp. (Ñ)	102,300	1,595
Argonaut Group, Inc.	8,585	236
Ashford Hospitality Trust, Inc. (ö)	302,915	3,096
Aspen Insurance Holdings, Ltd.	47,900	1,171
Assurant, Inc. (Ñ)	74,117	3,759
Axis Capital Holdings, Ltd.	70,000	2,580
Bancfirst Corp.	4,100	166

Special Growth Fund	11

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bancorpsouth, Inc.	16,200	378
Bank of Hawaii Corp.	31,100	1,493
Bankrate, Inc. (Æ)(Ñ)	16,900	758
BankUnited Financial Corp. Class A	57,205	963
Banner Corp. (Ñ)	6,394	196
Bear Stearns Cos., Inc. (The)	10,100	1,224
BOK Financial Corp. (Ñ)	5,556	278
Broadridge Financial Solutions, Inc.	77,200	1,358
Camden Property Trust (ö)	25,500	1,401
Cash America International, Inc.	31,743	1,162
CBL & Associates Properties, Inc. (ö)	66,600	2,124
Central Pacific Financial Corp.	16,703	471
CIT Group, Inc. (Ñ)	29,800	1,227
City Bank (Ñ)	14,544	355
City Holding Co.	4,674	154
CNA Surety Corp. (Æ)	85,300	1,442
Colonial BancGroup, Inc. (The) (Ñ)	144,400	3,149
Colonial Properties Trust (ö)	11,200	387
Commerce Bancshares, Inc. (Ñ)	17,100	760
Community Bancorp (Æ)(Ñ)	26,595	623
Corus Bankshares, Inc. (Ñ)	76,864	1,250
Cowen Group, Inc. (Æ)(Ñ)	3,200	46
Crystal River Capital, Inc. (ö)	3,775	66
Cybersource Corp. (Æ)(Ñ)	101,400	1,167
Deerfield Triarc Capital Corp. (ö)	92,100	1,010
Deluxe Corp. (Ñ)	83,371	3,148
DiamondRock Hospitality Co. (ö)	12,902	217
Downey Financial Corp.	18,433	980
Duke Realty Corp. (ö)(Ñ)	36,970	1,209
East West Bancorp, Inc. (Ñ)	56,200	2,060
EastGroup Properties, Inc. (ö)(Ñ)	8,000	330
Education Realty Trust, Inc. (ö)(Ñ)	20,200	266
EMC Insurance Group, Inc.	3,400	84
Entertainment Properties Trust (ö)	13,054	582
Essex Property Trust, Inc. (ö)(Ñ)	16,900	1,818
Euronet Worldwide, Inc. (Æ)(Ñ)	116,810	2,968
Extra Space Storage, Inc. (ö)(Ñ)	31,300	439
Factset Research Systems, Inc.	19,600	1,293
FCStone Group, Inc. (Æ)(Ñ)	15,200	730
Federal Realty Investors Trust (ö)	11,100	834
Feldman Mall Properties, Inc. (ö)	129,500	1,321
Fidelity National Financial, Inc. Class A (Ñ)	150,235	3,138
First American Corp. (Ñ)	113,800	5,268
First Cash Financial Services, Inc. (Æ)(Ñ)	94,000	2,048
First Financial Bancorp (Ñ)	9,200	113

	Principal Amount ($) or Shares	Market Value $
First Industrial Realty Trust, Inc. (ö)(Ñ)	37,100	1,436
First Mutual Bancshares, Inc.	64,072	1,665
First Place Financial Corp.	6,648	105
First Regional Bancorp (Æ)(Ñ)	60,584	1,303
FirstFed Financial Corp. (Æ)(Ñ)	20,338	919
Fulton Financial Corp. (Ñ)	39,510	522
GFI Group, Inc. (Æ)(Ñ)	69,400	5,172
Global Payments, Inc. (Ñ)	102,415	3,830
Gramercy Capital Corp. (ö)(Ñ)	9,068	219
Hanmi Financial Corp. (Ñ)	67,583	980
Harleysville Group, Inc.	8,900	249
HCC Insurance Holdings, Inc.	53,700	1,572
Health Care REIT, Inc. (ö)	34,300	1,259
Heartland Payment Systems, Inc. (Ñ)	54,000	1,676
Hersha Hospitality Trust (ö)(Ñ)	16,800	176
Hospitality Properties Trust (ö)(Ñ)	105,500	4,047
HRPT Properties Trust (ö)(Ñ)	161,900	1,514
Huron Consulting Group, Inc. (Æ)(Ñ)	57,500	3,906
IBERIABANK Corp. (Ñ)	5,520	233
Intervest Bancshares Corp. Class A (Ñ)	14,259	353
Investors Real Estate Trust (ö)	2,500	24
IPC Holdings, Ltd. (Ñ)	85,300	2,116
iStar Financial, Inc. (ö)(Ñ)	51,500	1,871
ITLA Capital Corp. (Ñ)	5,453	232
Jefferies Group, Inc. (Ñ)	122,920	3,229
Jones Lang LaSalle, Inc.	6,039	663
KKR Financial Holdings LLC	60,400	1,253
Knight Capital Group, Inc. Class A (Æ)(Ñ)	95,700	1,353
Kohlberg Capital Corp.	93,412	1,459
Liberty Property Trust (ö)	64,100	2,404
LTC Properties, Inc. (ö)	5,737	115
Macatawa Bank Corp. (Ñ)	1,505	17
Marlin Business Services Corp. (Æ)(Ñ)	51,100	996
MCG Capital Corp.	57,000	825
Meadowbrook Insurance Group, Inc. (Æ)	2,600	23
Mercantile Bank Corp. (Ñ)	3,884	80
National Retail Properties, Inc. (ö)(Ñ)	127,516	2,762
Nationwide Financial Services, Inc.	30,600	1,741
Nationwide Health Properties, Inc. (ö)	1,620	39
Newcastle Investment Corp. (ö)	45,000	810
NorthStar Realty Finance Corp. (ö)(Ñ)	163,800	1,653
Nymex Holdings, Inc. (Ñ)	25,713	3,201
Ocwen Financial Corp. (Æ)	52,617	570
Odyssey Re Holdings Corp. (Ñ)	39,900	1,404
Old Republic International Corp.	60,250	1,106

12	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Oriental Financial Group	16,200	145
Pacific Capital Bancorp NA	8,778	183
Pennsylvania Real Estate Investment Trust (ö)	29,100	1,133
People’s United Financial, Inc.	99,400	1,602
PMI Group, Inc. (The)	10,200	348
Portfolio Recovery Associates, Inc.	5,267	275
Potlatch Corp. (ö)(Ñ)	23,325	1,019
Preferred Bank	13,150	505
Protective Life Corp.	52,300	2,250
Radian Group, Inc.	15,300	516
RAIT Financial Trust (ö)(Ñ)	74,600	773
Ramco-Gershenson Properties Trust (ö)	3,068	99
Raymond James Financial, Inc.	109,400	3,355
Realty Income Corp. (ö)	48,174	1,131
Reinsurance Group of America, Inc. (Ñ)	27,300	1,455
RenaissanceRe Holdings, Ltd. (Ñ)	29,000	1,668
Ryder System, Inc. (Ñ)	89,595	4,871
S1 Corp. (Æ)	163,091	1,186
Safety Insurance Group, Inc.	32,463	1,081
SeaBright Insurance Holdings, Inc. (Æ)	22,206	403
Security Bank Corp. (Ñ)	7,900	112
SEI Investments Co.	57,800	1,576
Senior Housing Properties Trust (ö)	17,103	296
Southwest Bancorp, Inc.	47,936	947
Sovran Self Storage, Inc. (ö)	28,000	1,207
StanCorp Financial Group, Inc.	42,600	2,000
Sterling Bancshares, Inc.	36,950	385
Sterling Financial Corp.	37,903	861
Sunstone Hotel Investors, Inc. (ö)(Ñ)	49,780	1,236
Susquehanna Bancshares, Inc. (Ñ)	29,829	516
SWS Group, Inc. (Ñ)	77,148	1,362
Taubman Centers, Inc. (ö)	12,200	587
Taylor Capital Group, Inc.	12,081	328
Thornburg Mortgage, Inc. (ö)(Ñ)	57,900	1,472
TierOne Corp.	6,745	157
Transatlantic Holdings, Inc. (Ñ)	6,800	497
Triad Guaranty, Inc. (Æ)	27,056	746
U-Store-It Trust (ö)	84,400	1,208
United America Indemnity, Ltd. Class A (Æ)	11,400	245
United Fire & Casualty Co. (Ñ)	13,100	451
United Rentals, Inc. (Æ)	56,000	1,800
Unitrin, Inc. (Ñ)	20,300	860
W Holding Co., Inc. (Ñ)	74,400	164

	Principal Amount ($) or Shares	Market Value $
Webster Financial Corp.	14,300	621
West Coast Bancorp (Ñ)	2,300	60
Whitney Holding Corp.	32,049	801
Wilmington Trust Corp. (Ñ)	18,800	732
Wilshire Bancorp, Inc. (Ñ)	9,200	94
WSFS Financial Corp.	500	28
Zenith National Insurance Corp. (Ñ)	61,996	2,502
Zions Bancorporation (Ñ)	21,000	1,566

		199,500

Health Care - 10.0%
Accelrys, Inc. (Æ)(Ñ)	143,200	954
Adams Respiratory Therapeutics, Inc. (Æ)(Ñ)	70,866	2,623
Advanced Medical Optics, Inc. (Æ)(Ñ)	16,600	502
Albany Molecular Research, Inc. (Æ)	56,398	830
Allscripts Healthcare Solutions, Inc. (Æ)(Ñ)	128,677	2,927
Amedisys, Inc. (Æ)	10,724	406
American Dental Partners, Inc. (Æ)	13,600	349
American Medical Systems Holdings, Inc. (Æ)(Ñ)	240,383	4,394
American Oriental Bioengineering, Inc. (Æ)	20,200	145
AMERIGROUP Corp. (Æ)(Ñ)	113,000	3,128
Amsurg Corp. Class A (Æ)	32,119	807
Analogic Corp.	6,400	425
Applera Corp. - Celera Group (Æ)	186,000	2,236
Apria Healthcare Group, Inc. (Æ)	43,063	1,129
Arthrocare Corp. (Æ)	83,940	4,249
Beckman Coulter, Inc.	20,100	1,424
Bio-Rad Laboratories, Inc. Class A (Æ)	11,700	868
Bradley Pharmaceuticals, Inc. (Æ)	13,902	223
Centene Corp. (Æ)	67,700	1,463
Cerner Corp. (Æ)(Ñ)	69,400	3,669
Charles River Laboratories International, Inc. (Æ)(Ñ)	40,500	2,073
Community Health Systems, Inc. (Æ)	15,200	591
Conmed Corp. (Æ)	65,355	1,823
Cooper Cos., Inc. (The) (Ñ)	126,919	6,362
Covance, Inc. (Æ)(Ñ)	30,200	2,131
Cypress Bioscience, Inc. (Æ)	31,600	364
Discovery Laboratories, Inc. (Æ)(Ñ)	87,400	185
Emergency Medical Services Corp. Class A (Æ)	45,228	1,764
Gen-Probe, Inc. (Æ)	32,500	2,048
Greatbatch, Inc. (Æ)	33,401	1,036
Haemonetics Corp. (Æ)(Ñ)	51,362	2,538

Special Growth Fund	13

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Healthcare Services Group (Ñ)	55,400	1,536
HealthExtras, Inc. (Æ)(Ñ)	98,900	2,654
Healthspring, Inc. (Æ)	113,999	1,949
Healthways, Inc. (Æ)(Ñ)	136,478	5,964
Hologic, Inc. (Æ)(Ñ)	77,350	4,007
Illumina, Inc. (Æ)(Ñ)	126,744	5,776
Immucor, Inc. (Æ)	11,100	346
Immunomedics, Inc. (Æ)	100,355	289
IMS Health, Inc. (Ñ)	100,481	2,827
Intuitive Surgical, Inc. (Æ)	8,700	1,850
Invacare Corp. (Ñ)	31,100	639
Inverness Medical Innovations, Inc. (Æ)(Ñ)	43,600	2,111
Kindred Healthcare, Inc. (Æ)(Ñ)	27,200	728
King Pharmaceuticals, Inc. (Æ)(Ñ)	142,300	2,421
KV Pharmaceutical Co. (Æ)	50,000	1,367
Kyphon, Inc. (Æ)(Ñ)	79,149	5,194
LCA-Vision, Inc.	6,967	247
Matria Healthcare, Inc. (Æ)	23,742	613
Medcath Corp. (Æ)(Ñ)	48,341	1,464
Medicis Pharmaceutical Corp. Class A (Ñ)	79,709	2,274
Medtox Scientific, Inc. (Æ)	16,732	328
Meridian Bioscience, Inc. (Ñ)	101,700	2,271
Molina Healthcare, Inc. (Æ)(Ñ)	23,200	728
Myriad Genetics, Inc. (Æ)(Ñ)	54,400	2,033
Neurocrine Biosciences, Inc. (Æ)(Ñ)	44,600	454
NuVasive, Inc. (Æ)(Ñ)	80,500	2,309
Pharmaceutical Product Development, Inc. (Ñ)	56,837	1,904
Pharmacopeia, Inc. (Æ)(Ñ)	98,450	546
PharmaNet Development Group, Inc. (Æ)	30,853	864
Phase Forward, Inc. (Æ)	99,200	1,705
PolyMedica Corp. (Ñ)	24,300	981
PSS World Medical, Inc. (Æ)	46,017	793
Psychiatric Solutions, Inc. (Æ)(Ñ)	58,539	1,996
Quality Systems, Inc. (Ñ)	63,964	2,478
ResMed, Inc. (Æ)(Ñ)	71,786	3,085
Sciele Pharma, Inc. (Æ)	43,221	1,002
Sierra Health Services, Inc. (Æ)(Ñ)	95,193	3,869
Sirona Dental Systems, Inc. (Æ)(Ñ)	88,426	3,127
Stericycle, Inc. (Æ)(Ñ)	18,600	892
STERIS Corp.	51,000	1,395
Techne Corp. (Æ)(Ñ)	78,689	4,427
TomoTherapy, Inc. (Æ)(Ñ)	95,400	2,585
Universal Health Services, Inc. Class B	37,200	1,951

	Principal Amount ($) or Shares	Market Value $
Viropharma, Inc. (Æ)(Ñ)	107,300	1,379
WellCare Health Plans, Inc. (Æ)	17,140	1,736
West Pharmaceutical Services, Inc.	17,343	803

		143,563

Materials and Processing - 12.4%
Acuity Brands, Inc.	22,666	1,340
Airgas, Inc.	106,464	4,972
Albemarle Corp.	77,555	3,120
AM Castle & Co. (Ñ)	45,585	1,505
Ashland, Inc.	45,200	2,760
Ball Corp.	13,000	667
Bluegreen Corp. (Æ)	2,800	24
BlueLinx Holdings, Inc. (Ñ)	9,700	81
Buckeye Technologies, Inc. (Æ)	172,901	2,651
Cal Dive International, Inc. (Æ)(Ñ)	34,200	521
Cambrex Corp.	83,700	1,143
Carpenter Technology Corp. (Ñ)	26,902	3,193
Celanese Corp. Class A	128,800	4,830
Century Aluminum Co. (Æ)	21,713	1,119
Ceradyne, Inc. (Æ)	13,900	1,037
CF Industries Holdings, Inc.	42,468	2,441
Chicago Bridge & Iron Co. NV	104,275	4,234
Cleveland-Cliffs, Inc.	17,505	1,213
Comfort Systems USA, Inc. (Ñ)	51,500	666
Commercial Metals Co.	134,200	4,139
Constar International, Inc. (Æ)(Ñ)	64,300	349
Corn Products International, Inc.	84,500	3,770
Crown Holdings, Inc. (Æ)	103,100	2,532
Cytec Industries, Inc.	56,900	3,812
Dynamic Materials Corp.	19,600	825
Eastman Chemical Co. (Ñ)	45,000	3,097
EMCOR Group, Inc. (Æ)(Ñ)	166,762	5,987
Energizer Holdings, Inc. (Æ)	23,400	2,361
Energy Conversion Devices, Inc. (Æ)(Ñ)	53,813	1,606
Ennis, Inc. (Ñ)	83,900	1,693
FMC Corp.	26,500	2,362
Gerdau Ameristeel Corp.	94,900	1,247
Goodman Global, Inc. (Æ)(Ñ)	16,500	398
GrafTech International, Ltd. (Æ)	102,221	1,583
Granite Construction, Inc.	36,394	2,365
Harsco Corp.	48,200	2,538
Haynes International, Inc. (Æ)	8,700	781
Hercules, Inc.	155,400	3,226
Infrasource Services, Inc. (Æ)	41,153	1,425
Innospec, Inc.	38,738	1,066
Jacobs Engineering Group, Inc. (Æ)(Ñ)	89,400	5,510

14	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

KBR, Inc. (Æ)	46,700	1,499
Lamson & Sessions Co. (The) (Æ)(Ñ)	65,400	1,448
Landec Corp. (Æ)	43,038	495
Layne Christensen Co. (Æ)	24,700	1,116
Lennox International, Inc. (Ñ)	107,600	4,121
Lubrizol Corp.	21,000	1,316
Lydall, Inc. (Æ)	23,443	271
McDermott International, Inc. (Æ)	145,453	12,064
Michael Baker Corp. (Æ)	7,200	260
Myers Industries, Inc.	32,197	689
Novagold Resources, Inc. (Æ)	84,050	1,261
Olin Corp.	16,900	353
OM Group, Inc. (Æ)(Ñ)	72,492	3,512
Perini Corp. (Æ)	31,997	1,965
Pioneer Cos., Inc. (Æ)	17,579	608
Quanex Corp.	3,226	145
Quanta Services, Inc. (Æ)	142,241	4,044
Resource Capital Corp. (ö)(Ñ)	12,800	121
Rock-Tenn Co. Class A	150,498	4,623
Rockwood Holdings, Inc. (Æ)	9,411	326
RPM International, Inc. (Ñ)	174,371	4,099
SAIC, Inc. (Æ)(Ñ)	4,200	70
Schnitzer Steel Industries, Inc. Class A	21,100	1,143
Senomyx, Inc. (Æ)(Ñ)	53,900	598
Sigma-Aldrich Corp.	40,300	1,826
Smurfit-Stone Container Corp. (Æ)	189,700	2,237
Sonoco Products Co.	93,700	3,436
Spartech Corp.	77,750	1,714
Steel Dynamics, Inc.	33,700	1,413
Superior Essex, Inc. (Æ)(Ñ)	24,280	846
Symyx Technologies, Inc. (Æ)(Ñ)	36,900	329
Timken Co.	122,500	4,091
Titanium Metals Corp. (Æ)(Ñ)	58,826	1,966
Tredegar Corp. (Ñ)	68,106	1,250
Trimas Corp. (Æ)	48,800	573
UAP Holding Corp.	48,600	1,320
URS Corp. (Æ)(Ñ)	115,960	5,712
USEC, Inc. (Æ)	60,364	1,014
Valspar Corp. (Ñ)	33,800	933
Washington Group International, Inc. (Æ)(Ñ)	98,292	7,895
Wausau Paper Corp. (Ñ)	24,400	273
Westlake Chemical Corp. (Ñ)	45,500	1,137
Zoltek Cos., Inc. (Æ)(Ñ)	54,100	2,537

		176,838

Miscellaneous - 1.3%
Brunswick Corp. (Ñ)	84,000	2,349
Foster Wheeler, Ltd. (Æ)	90,599	10,182

	Principal Amount ($) or Shares	Market Value $
Johnson Controls, Inc.	16,600	1,878
Teleflex, Inc.	29,300	2,239
Walter Industries, Inc.	15,800	395
Wesco Financial Corp.	4,658	1,847

		18,890

Other Energy - 5.9%
Alon USA Energy, Inc.	12,300	439
Atlas Pipeline Partners, LP	26,075	1,395
Atwood Oceanics, Inc. (Æ)	33,200	2,278
Bronco Drilling Co., Inc. (Æ)(Ñ)	88,500	1,283
Cameron International Corp. (Æ)(Ñ)	48,977	3,820
Comstock Resources, Inc. (Æ)	48,100	1,292
Core Laboratories NV (Æ)(Ñ)	74,857	8,057
Diamond Offshore Drilling, Inc. (Ñ)	35,708	3,684
Dresser-Rand Group, Inc. (Æ)	43,200	1,603
Dril-Quip, Inc. (Æ)(Ñ)	42,812	2,055
Enbridge Energy Partners, LP Class A	33,070	1,839
EnerNOC, Inc. (Æ)(Ñ)	26,000	920
ENSCO International, Inc. (Ñ)	34,900	2,131
FMC Technologies, Inc. (Æ)(Ñ)	10,200	934
Foundation Coal Holdings, Inc.	45,800	1,596
Frontier Oil Corp.	63,500	2,459
Global Industries, Ltd. (Æ)(Ñ)	104,100	2,696
Goodrich Petroleum Corp. (Æ)(Ñ)	67,223	2,023
Grant Prideco, Inc. (Æ)(Ñ)	67,022	3,760
Grey Wolf, Inc. (Æ)(Ñ)	402,379	2,982
Hanover Compressor Co. (Æ)	8,599	205
Hercules Offshore, Inc. (Æ)	129,200	3,879
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	53,500	2,303
Input/Output, Inc. (Æ)(Ñ)	142,700	2,033
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	19,200	703
Meridian Resource Corp. (Æ)	98,675	265
National-Oilwell Varco, Inc. (Æ)(Ñ)	4,485	539
Oceaneering International, Inc. (Æ)	76,800	4,313
Oil States International, Inc. (Æ)(Ñ)	15,100	660
Ormat Technologies, Inc. (Ñ)	46,200	1,915
Parker Drilling Co. (Æ)(Ñ)	71,100	670
Patterson-UTI Energy, Inc. (Ñ)	8,300	190
Penn Virginia Corp.	23,880	924
Pioneer Drilling Co. (Æ)(Ñ)	70,600	888
Rosetta Resources, Inc. (Æ)	20,511	369
Rowan Cos., Inc. (Ñ)	39,500	1,667
SEACOR Holdings, Inc. (Æ)	12,500	1,090
Superior Energy Services, Inc. (Æ)	37,800	1,524
TEPPCO Partners, LP (Ñ)	38,000	1,656

Special Growth Fund	15

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tesoro Corp.	40,600	2,022
Union Drilling, Inc. (Æ)(Ñ)	14,300	218
Unit Corp. (Æ)	25,000	1,376
W-H Energy Services, Inc. (Æ)	44,400	2,845
Western Refining, Inc. (Ñ)	23,800	1,321
Whiting Petroleum Corp. (Æ)	36,500	1,499
XTO Energy, Inc.	32,309	1,762

		84,082

Producer Durables - 6.5%
Advanced Energy Industries, Inc. (Æ)	47,723	845
AGCO Corp. (Æ)	35,130	1,350
Altra Holdings, Inc. (Æ)	100,526	1,714
Applied Industrial Technologies, Inc.	22,200	630
Arris Group, Inc. (Æ)(Ñ)	69,136	1,025
Aruba Networks, Inc. (Æ)	43,300	869
Asyst Technologies, Inc. (Æ)	8,300	55
Baldor Electric Co.	76,300	3,482
BE Aerospace, Inc. (Æ)	46,900	1,902
Belden, Inc.	23,180	1,270
C-COR, Inc. (Æ)	210,660	2,833
Cognex Corp. (Ñ)	24,000	505
Crane Co.	45,800	2,100
Credence Systems Corp. (Æ)(Ñ)	354,567	1,259
Crown Castle International Corp. (Æ)(Ñ)	35,200	1,276
CTS Corp. (Ñ)	67,591	861
Curtiss-Wright Corp.	6,221	271
Dionex Corp. (Æ)	10,569	719
Ducommun, Inc. (Æ)	60,100	1,674
EnPro Industries, Inc. (Æ)	11,111	438
Entegris, Inc. (Æ)(Ñ)	224,927	2,425
ESCO Technologies, Inc. (Æ)(Ñ)	16,500	598
Flowserve Corp.	47,700	3,447
Gardner Denver, Inc. (Æ)	93,000	3,868
Goodrich Corp.	80,515	5,065
Hubbell, Inc. Class B	45,800	2,640
Kennametal, Inc.	30,351	2,327
Knoll, Inc.	47,603	943
L-1 Identity Solutions, Inc. (Æ)(Ñ)	181,800	3,116
Lexmark International, Inc. Class A (Æ)(Ñ)	50,700	2,005
Littelfuse, Inc. (Æ)	13,005	424
LTX Corp. (Æ)	173,121	795
MasTec, Inc. (Æ)(Ñ)	25,600	350
Mettler Toledo International, Inc. (Æ)	32,821	3,123
Milacron, Inc. (Æ)(Ñ)	16,612	99
MKS Instruments, Inc. (Æ)	5,591	127

	Principal Amount ($) or Shares	Market Value $
Molex, Inc.	59,100	1,675
Moog, Inc. Class A (Æ)(Ñ)	37,416	1,602
Mueller Water Products, Inc. Class A	6,267	83
NACCO Industries, Inc. Class A	4,451	585
NVR, Inc. (Æ)(Ñ)	3,600	2,083
Orbital Sciences Corp. (Æ)	29,798	631
Pall Corp. (Ñ)	132,700	5,510
Photon Dynamics, Inc. (Æ)	26,109	281
Polycom, Inc. (Æ)	43,400	1,344
Robbins & Myers, Inc.	90,700	4,783
SBA Communications Corp. Class A (Æ)(Ñ)	103,500	3,449
Steelcase, Inc. Class A (Ñ)	43,800	763
Sun Hydraulics Corp.	11,850	352
Tecumseh Products Co. Class A (Æ)(Ñ)	92,600	2,133
Teledyne Technologies, Inc. (Æ)(Ñ)	46,500	2,063
Tennant Co. (Ñ)	16,200	624
Teradyne, Inc. (Æ)(Ñ)	34,200	537
Tessco Technologies, Inc. (Æ)	6,888	138
Thomas & Betts Corp. (Æ)	6,600	408
Toll Brothers, Inc. (Æ)(Ñ)	16,700	366
Ultra Clean Holdings (Æ)(Ñ)	113,500	1,597
Ultratech, Inc. (Æ)(Ñ)	118,400	1,485
Varian Semiconductor Equipment Associates, Inc. (Æ)	39,700	1,866
WW Grainger, Inc.	18,200	1,590

		92,378

Technology - 18.1%
3Com Corp. (Æ)	561,500	2,246
ACI Worldwide, Inc. (Æ)	53,800	1,642
Actel Corp. (Æ)	5,700	67
ActivIdentity Corp. (Æ)	2,000	8
Adaptec, Inc. (Æ)	136,300	477
Agilysys, Inc.	42,200	811
Alliance Semiconductor Corp.	104,700	240
Amdocs, Ltd. (Æ)(Ñ)	56,200	2,034
American Reprographics Co. (Æ)	75,625	1,885
American Software, Inc. Class A	13,294	155
AMIS Holdings, Inc. (Æ)	24,989	258
Amkor Technology, Inc. (Æ)	67,800	838
Amphenol Corp. Class A	215,744	7,391
Anadigics, Inc. (Æ)	137,000	1,991
Anixter International, Inc. (Æ)	19,200	1,587
Ansoft Corp. (Æ)	34,736	878
Ansys, Inc. (Æ)(Ñ)	319,968	8,332
Applied Micro Circuits Corp. (Æ)(Ñ)	345,700	1,009
ARM Holdings PLC - ADR	216,700	1,929

16	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Arrow Electronics, Inc. (Æ)	126,900	4,850
ASE Test, Ltd. (Æ)	71,400	962
AsiaInfo Holdings, Inc. (Æ)	53,981	443
Atheros Communications, Inc. (Æ)(Ñ)	70,700	1,971
Avanex Corp. (Æ)(Ñ)	222,800	379
Avnet, Inc. (Æ)	84,600	3,205
BearingPoint, Inc. (Æ)	208,100	1,357
Blackboard, Inc. (Æ)	129,200	5,714
Brocade Communications Systems, Inc. (Æ)(Ñ)	539,400	3,797
Captaris, Inc. (Æ)	63,474	326
Cavium Networks, Inc. (Æ)(Ñ)	64,600	1,534
Cbeyond, Inc. (Æ)(Ñ)	57,800	2,044
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Æ)(Ñ)	146,300	1,020
Ciber, Inc. (Æ)	1,300	10
Ciena Corp. (Æ)(Ñ)	136,070	4,971
Citrix Systems, Inc. (Æ)(Ñ)	62,200	2,250
Cogent Communications Group, Inc. (Æ)	60,700	1,741
CommScope, Inc. (Æ)(Ñ)	69,621	3,789
COMSYS IT Partners, Inc. (Æ)	24,098	438
Comtech Telecommunications Corp. (Æ)(Ñ)	73,691	3,203
Comverse Technology, Inc. (Æ)(Ñ)	126,000	2,428
CSG Systems International, Inc. (Æ)	98,912	2,475
Cubic Corp. (Ñ)	64,500	1,776
Daktronics, Inc. (Ñ)	56,200	1,195
DealerTrack Holdings, Inc. (Æ)(Ñ)	190,300	6,862
Digimarc Corp. (Æ)	8,836	93
Digital River, Inc. (Æ)(Ñ)	31,500	1,418
EMS Technologies, Inc. (Æ)	17,984	395
EPIQ Systems, Inc. (Æ)	54,060	922
Equinix, Inc. (Æ)(Ñ)	102,044	8,869
Excel Technology, Inc. (Æ)	6,500	163
F5 Networks, Inc. (Æ)	36,400	3,155
First Solar, Inc. (Æ)(Ñ)	11,600	1,306
Flir Systems, Inc. (Æ)(Ñ)	89,400	3,902
Foundry Networks, Inc. (Æ)(Ñ)	276,155	4,858
Garmin, Ltd. (Ñ)	38,567	3,236
Gartner, Inc. (Æ)	270,600	5,664
Gateway, Inc. (Æ)(Ñ)	521,900	741
Gerber Scientific, Inc. (Æ)	12,400	129
Hittite Microwave Corp. (Æ)(Ñ)	88,156	3,546
Ikanos Communications, Inc. (Æ)	102,600	739
Ingram Micro, Inc. Class A (Æ)	121,300	2,432
Integrated Device Technology, Inc. (Æ)	103,000	1,676
Intermec, Inc. (Æ)(Ñ)	119,989	3,075
International Rectifier Corp. (Æ)(Ñ)	34,100	1,252

	Principal Amount ($) or Shares	Market Value $
Interwoven, Inc. (Æ)	203,079	2,813
IXYS Corp. (Æ)(Ñ)	10,300	98
JDA Software Group, Inc. (Æ)	17,500	378
JDS Uniphase Corp. (Æ)(Ñ)	87,900	1,260
Keynote Systems, Inc. (Æ)(Ñ)	90,600	1,358
Komag, Inc. (Æ)(Ñ)	51,700	1,655
Leadis Technology, Inc. (Æ)(Ñ)	4,700	17
Limelight Networks, Inc. (Æ)(Ñ)	32,000	530
Magma Design Automation, Inc. (Æ)	16,887	250
Manhattan Associates, Inc. (Æ)	39,709	1,107
Mercury Computer Systems, Inc. (Æ)(Ñ)	68,700	751
Merix Corp. (Æ)	27,984	211
Methode Electronics, Inc.	58,351	943
Micrel, Inc.	37,694	390
Microchip Technology, Inc. (Ñ)	44,253	1,607
Micros Systems, Inc. (Æ)(Ñ)	78,632	4,189
MicroStrategy, Inc. Class A (Æ)	8,487	620
Ness Technologies, Inc. (Æ)	21,000	247
Novell, Inc. (Æ)	196,800	1,320
Nuance Communications, Inc. (Æ)(Ñ)	128,500	2,118
Oplink Communications, Inc. (Æ)	23,700	383
Orckit Communications, Ltd. (Æ)(Ñ)	73,800	573
Pegasystems, Inc.	10,169	107
PMC - Sierra, Inc. (Æ)(Ñ)	285,300	2,174
Qimonda AG - ADR (Æ)(Ñ)	91,300	1,351
QLogic Corp. (Æ)(Ñ)	73,000	970
Rackable Systems, Inc. (Æ)(Ñ)	60,800	736
RADWARE, Ltd. (Æ)	47,100	672
RealNetworks, Inc. (Æ)(Ñ)	240,700	1,714
RF Micro Devices, Inc. (Æ)(Ñ)	132,400	919
Riverbed Technology, Inc. (Æ)	75,900	3,352
SanDisk Corp. (Æ)(Ñ)	114,374	6,134
Sanmina-SCI Corp. (Æ)	548,400	1,508
Seachange International, Inc. (Æ)(Ñ)	154,100	1,076
Seagate Technology (Ñ)	136,145	3,201
Sigma Designs, Inc. (Æ)(Ñ)	136,700	4,347
Sigmatel, Inc. (Æ)	40,100	131
Silicon Storage Technology, Inc. (Æ)	358,712	1,298
Skyworks Solutions, Inc. (Æ)(Ñ)	373,400	2,957
SonicWALL, Inc. (Æ)	86,400	764
Standard Microsystems Corp. (Æ)(Ñ)	30,700	1,025
Starent Networks Corp. (Æ)	86,200	1,562
Sunpower Corp. Class A (Æ)(Ñ)	55,700	3,928
Sybase, Inc. (Æ)	50,037	1,187
Sycamore Networks, Inc. (Æ)(Ñ)	161,400	671
Synchronoss Technologies, Inc. (Æ)(Ñ)	42,200	1,534
Syniverse Holdings, Inc. (Æ)	70,100	943
SYNNEX Corp. (Æ)(Ñ)	26,400	536

Special Growth Fund	17

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tekelec (Æ)(Ñ)	244,300	3,129
Tessera Technologies, Inc. (Æ)(Ñ)	181,991	7,485
TIBCO Software, Inc. (Æ)	339,600	2,761
Trident Microsystems, Inc. (Æ)	41,400	630
TriQuint Semiconductor, Inc. (Æ)(Ñ)	255,500	1,129
Trizetto Group, Inc. (The) (Æ)(Ñ)	59,200	949
Ultimate Software Group, Inc. (Æ)(Ñ)	130,300	3,535
Unisys Corp. (Æ)	321,900	2,604
Utstarcom, Inc. (Æ)(Ñ)	224,900	724
Varian, Inc. (Æ)	23,000	1,383
VeriFone Holdings, Inc. (Æ)(Ñ)	162,400	5,913
Verigy, Ltd. (Æ)	222,468	5,442
Verint Systems, Inc. (Æ)(Ñ)	137,106	4,147
Vignette Corp. (Æ)(Ñ)	58,631	1,234
Vocus, Inc. (Æ)(Ñ)	96,000	2,697
Wavecom SA - ADR (Æ)(Ñ)	32,200	836
Western Digital Corp. (Æ)(Ñ)	103,900	2,218
Zebra Technologies Corp. Class A (Æ)(Ñ)	75,424	2,733
Zoran Corp. (Æ)	113,800	2,145

		259,398

Utilities - 3.8%
Allete, Inc.	19,300	846
Alliant Energy Corp.	35,100	1,297
Atmos Energy Corp.	83,181	2,335
Black Hills Corp.	30,002	1,119
Centerpoint Energy, Inc. (Ñ)	119,100	1,963
CenturyTel, Inc.	57,600	2,642
Cincinnati Bell, Inc. (Æ)	206,823	1,067
Citizens Communications Co.	95,800	1,382
Clearwire Corp. Class A (Æ)	33,300	950
CMS Energy Corp. (Ñ)	110,900	1,792
Integrys Energy Group, Inc. (Ñ)	18,400	911
Leap Wireless International, Inc. (Æ)(Ñ)	32,900	2,908
MDU Resources Group, Inc.	60,700	1,655
New Jersey Resources Corp. (Ñ)	25,733	1,209
NII Holdings, Inc. (Æ)(Ñ)	46,126	3,876
Northeast Utilities	99,000	2,707
NSTAR	27,100	852
NTELOS Holdings Corp.	37,000	992
OGE Energy Corp.	21,700	719
Oneok, Inc.	20,700	1,051
PAETEC Corp. (Æ)(Ñ)	158,800	1,874
Pepco Holdings, Inc.	122,700	3,321
Portland General Electric Co.	41,439	1,115
Premiere Global Services, Inc. (Æ)	43,900	511

	Principal Amount ($) or Shares	Market Value $
RCN Corp. (Æ)	14,004	250
Rural Cellular Corp. Class A (Æ)	11,031	471
Sierra Pacific Resources	121,800	1,935
Southern Union Co.	71,300	2,202
Southwest Gas Corp.	38,089	1,184
Suburban Propane Partners, LP	12,100	581
TECO Energy, Inc.	98,700	1,593
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	122,640	2,398
UGI Corp.	119,600	3,087
USA Mobility, Inc. (Æ)	10,200	243
Westar Energy, Inc.	47,617	1,096
WGL Holdings, Inc.	25,163	753

		54,887

Total Common Stocks
(cost $1,249,402)		1,365,479

Warrants & Rights - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. 2050 Warrants (Æ)	226,300	59

Total Warrants & Rights
(cost $47)		59

Short-Term Investments - 4.4%
Russell Investment Company Money Market Fund	58,744,444	58,744
United States Treasury Bills (ç)(ž)(§)
4.649% due 09/27/07	5,000	4,964

Total Short-Term Investments
(cost $63,708)		63,708

Other Securities - 43.0%
Rusell Investment Company Money Market Fund (×)	105,248,707	105,249
State Street Securities Lending Quality Trust (×)	510,988,333	510,988

Total Other Securities
(cost $616,237)		616,237

Total Investments - 142.9%
(identified cost $1,929,394)		2,045,483

Other Assets and Liabilities, Net - (42.9%)		(613,794)

Net Assets - 100.0%		1,431,689

See accompanying notes which are an integral part of the financial statements.

18	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 09/07 (760)	59,356	(4,739)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(4,739)

See accompanying notes which are an integral part of the financial statements.

Special Growth Fund	19

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 105.4%
Auto and Transportation - 2.4%
AMR Corp. (Æ)	25,200	622
Burlington Northern Santa Fe Corp.	20,000	1,643
Con-way, Inc.	23,300	1,151
Continental Airlines, Inc. Class A (Æ)(Ñ)	103,300	3,255
Copa Holdings SA Class A (Ñ)	7,800	428
CSX Corp.	31,784	1,507
FedEx Corp. (Û)	80,700	8,937
Ford Motor Co. (Æ)	488,600	4,158
General Motors Corp.	115,300	3,736
Goodyear Tire & Rubber Co. (The) (Æ)	53,800	1,545
Harley-Davidson, Inc.	65,400	3,749
JB Hunt Transport Services, Inc. (Ñ)	10,870	303
Landstar System, Inc.	22,000	1,000
Norfolk Southern Corp.	185,900	9,998
Overseas Shipholding Group, Inc. (Ñ)	67,769	5,258
Paccar, Inc. (Ñ)	212,150	17,358
TRW Automotive Holdings Corp. (Æ)(Ñ)	56,000	1,841
Union Pacific Corp. (Û)	206,900	24,650
United Parcel Service, Inc. Class B (Û)	145,000	10,979
US Airways Group, Inc. (Æ)	31,900	989

		103,107

Consumer Discretionary - 13.5%
ABM Industries, Inc.	1,100	28
Accenture, Ltd. Class A (Ñ)	283,610	11,948
Aeropostale, Inc. (Æ)	15,400	586
Alberto-Culver Co. Class B	97,000	2,281
Allied Waste Industries, Inc. (Æ)	212,600	2,736
Amazon.Com, Inc. (Æ)	97,300	7,642
American Greetings Corp. Class A	151,020	3,735
AnnTaylor Stores Corp. (Æ)	54,900	1,725
Apollo Group, Inc. Class A (Æ)	51,200	3,026
AutoNation, Inc. (Æ)(Ñ)	477,239	9,297
Avis Budget Group, Inc. (Æ)	57,720	1,482
Avon Products, Inc.	191,000	6,878
Barnes & Noble, Inc.	59,700	2,003
Best Buy Co., Inc.	57,000	2,542
Big Lots, Inc. (Æ)	128,770	3,330
BJ’s Wholesale Club, Inc. (Æ)	77,400	2,628
Black & Decker Corp.	12,000	1,039
Brinker International, Inc.	66,600	1,794
Burger King Holdings, Inc.	26,100	634
Carnival Corp. (Ñ)	10,800	479
CBS Corp. Class B (Ñ)	569,009	18,049

	Principal Amount ($) or Shares	Market Value $
CEC Entertainment, Inc. (Æ)	13,100	387
Coach, Inc. (Æ)	206,000	9,365
Convergys Corp. (Æ)	82,600	1,574
Darden Restaurants, Inc.	73,700	3,137
DIRECTV Group, Inc. (The) (Æ)	1,557,620	34,906
DreamWorks Animation SKG, Inc. Class A (Æ)	22,100	685
eBay, Inc. (Æ)(Û)	621,200	20,127
EchoStar Communications Corp. Class A (Æ)	192,500	8,141
Estee Lauder Cos., Inc. (The) Class A	206,000	9,274
Expedia, Inc. (Æ)(Ñ)	158,330	4,213
Family Dollar Stores, Inc.	111,700	3,309
Gannett Co., Inc.	50,500	2,520
Gemstar-TV Guide International, Inc. (Æ)	1,159	7
Google, Inc. Class A (Æ)(Û)	15,400	7,854
Guess?, Inc.	26,400	1,254
Hanesbrands, Inc. (Æ)	41,800	1,296
Hasbro, Inc. (Ñ)	202,700	5,680
InterActiveCorp (Æ)(Ñ)	268,840	7,726
ITT Educational Services, Inc. (Æ)(Ñ)	29,840	3,153
Jack in the Box, Inc. (Æ)	11,200	717
Jarden Corp. (Æ)	49,200	1,778
JC Penney Co., Inc.	116,200	7,906
Kimberly-Clark Corp. (Û)	136,100	9,155
Kohl’s Corp. (Æ)	291,800	17,741
Lamar Advertising Co. Class A	28,300	1,685
Liberty Global, Inc. Class A (Æ)	215,200	9,023
Liberty Media Holding Corp. Series A (Æ)	45,989	5,263
Manpower, Inc.	438,009	34,625
Marriott International, Inc. Class A (Ñ)	318,390	13,229
Mattel, Inc.	435,200	9,970
McDonald’s Corp. (Û)	516,221	24,711
McGraw-Hill Cos., Inc. (The) (Ñ)	338,845	20,500
Men’s Wearhouse, Inc. (The)	5,400	267
News Corp. Class A	881,400	18,615
Nike, Inc. Class B (Ñ)	338,300	19,097
Nordstrom, Inc.	78,500	3,735
Office Depot, Inc. (Æ)	163,800	4,088
Polo Ralph Lauren Corp. Class A	89,300	7,979
RadioShack Corp. (Ñ)	81,010	2,036
Sears Holdings Corp. (Æ)	21,900	2,996
Target Corp.	109,100	6,608
Timberland Co. Class A (Æ)	9,800	233
Time Warner, Inc. (Ñ)(Û)	3,129,370	60,272
TJX Cos., Inc.	647,700	17,974
United Stationers, Inc. (Æ)	20,900	1,332

20	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

VeriSign, Inc. (Æ)	75,500	2,242
Viacom, Inc. Class A (Æ)	9,700	371
Wal-Mart Stores, Inc. (Ñ)(Û)	341,450	15,690
Walt Disney Co. (The) (Ñ)	803,430	26,513
Whirlpool Corp.	47,100	4,809
Wynn Resorts, Ltd. (Ñ)	24,600	2,375
Yum! Brands, Inc.	467,000	14,963

		576,968

Consumer Staples - 7.4%
Altria Group, Inc. (Ñ)	283,900	18,871
Clorox Co.	85,100	5,145
Coca-Cola Co. (The)	484,840	25,265
Colgate-Palmolive Co. (Û)	143,100	9,445
ConAgra Foods, Inc.	334,900	8,490
Dean Foods Co.	36,500	1,050
General Mills, Inc.	341,800	19,011
Kroger Co. (The)	1,951,479	50,660
Loews Corp. - Carolina Group	33,300	2,524
McCormick & Co., Inc.	88,100	3,009
Molson Coors Brewing Co. Class B	54,330	4,832
NBTY, Inc. (Æ)	150,800	6,566
PepsiCo, Inc.	372,200	24,424
Procter & Gamble Co. (Ñ)	674,595	41,730
Reynolds American, Inc.	59,400	3,633
Safeway, Inc. (Ñ)	663,160	21,135
Smithfield Foods, Inc. (Æ)	72,200	2,243
SUPERVALU, Inc.	52,200	2,175
SYSCO Corp.	488,900	15,586
Tyson Foods, Inc. Class A	466,880	9,945
UST, Inc. (Ñ)	162,820	8,719
Walgreen Co. (Û)	716,200	31,642

		316,100

Financial Services - 21.5%
Allstate Corp. (The) (Û)	377,600	20,069
AMBAC Financial Group, Inc.	75,434	5,065
American International Group, Inc. (Û)	229,100	14,704
AmeriCredit Corp. (Æ)(Ñ)	120,940	2,460
Ameriprise Financial, Inc.	242,240	14,600
AON Corp.	165,800	6,639
Automatic Data Processing, Inc.	188,700	8,759
Axis Capital Holdings, Ltd.	32,000	1,179
Bank of America Corp. (Û)	1,688,722	80,079
Boston Properties, Inc. (ö)(Ñ)	93,880	8,871
Camden Property Trust (ö)	15,000	824
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	203,700	7,113

	Principal Amount ($) or Shares	Market Value $
CBL & Associates Properties, Inc. (ö)	46,400	1,480
Chubb Corp.	221,500	11,166
Cigna Corp. (Ñ)	369,210	19,066
Cincinnati Financial Corp.	71,027	2,784
CIT Group, Inc.	196,000	8,071
Citigroup, Inc. (Ñ)(Û)	1,201,300	55,945
Comerica, Inc.	119,800	6,309
Countrywide Financial Corp. (Ñ)	1,051,888	29,632
Deluxe Corp. (Ñ)	4,200	159
Developers Diversified Realty Corp. (ö)	6,800	326
Discover Financial Services (Æ)(Ñ)	322,520	7,434
Duke Realty Corp. (ö)	21,600	706
Dun & Bradstreet Corp.	36,300	3,549
First American Corp.	39,100	1,810
First Marblehead Corp. (The) (Ñ)	238,400	7,858
Fiserv, Inc. (Æ)	145,000	7,166
Franklin Resources, Inc.	82,700	10,534
General Growth Properties, Inc. (ö)(Ñ)	150,700	7,231
Genworth Financial, Inc. Class A (Ñ)	149,560	4,565
Goldman Sachs Group, Inc. (The) (Û)	291,600	54,920
Hartford Financial Services Group, Inc.	95,400	8,764
HCC Insurance Holdings, Inc. (Ñ)	146,600	4,292
Health Care Property Investors, Inc. (ö)	59,910	1,632
Health Care REIT, Inc. (ö)	2,000	73
Hospitality Properties Trust (ö)	214,605	8,232
Host Hotels & Resorts, Inc. (ö)(Ñ)	319,500	6,748
HRPT Properties Trust (ö)(Ñ)	106,660	997
Investment Technology Group, Inc. (Æ)	29,900	1,195
iStar Financial, Inc. (ö)(Ñ)	9,410	342
JPMorgan Chase & Co. (Û)	1,954,776	86,030
KeyCorp	195,300	6,775
Kimco Realty Corp. (ö)(Ñ)	41,900	1,564
Lehman Brothers Holdings, Inc. (Û)	588,600	36,493
Lincoln National Corp.	25,900	1,562
Loews Corp.	839,910	39,812
Mastercard, Inc. Class A (Ñ)	74,800	12,028
MBIA, Inc. (Ñ)	156,303	8,769
Merrill Lynch & Co., Inc. (Ñ)(Û)	703,680	52,213
MetLife, Inc. (Û)	121,000	7,287
MoneyGram International, Inc.	32,662	836
Moody’s Corp. (Ñ)	162,700	8,753
Morgan Stanley (Ñ)(Û)	749,840	47,892
Nationwide Financial Services, Inc. (Ñ)	29,000	1,650
Nationwide Health Properties, Inc. (ö)	38,600	920
Northern Trust Corp.	74,500	4,653
Odyssey Re Holdings Corp.	14,700	517
PMI Group, Inc. (The) (Ñ)	106,480	3,628

Quantitative Equity Fund	21

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Potlatch Corp. (ö)(Ñ)	35,200	1,538
Principal Financial Group, Inc.	99,100	5,588
ProLogis (ö)(Ñ)	101,541	5,778
Prudential Financial, Inc. (Û)	100,500	8,907
Radian Group, Inc. (Ñ)	3,950	133
Raymond James Financial, Inc.	38,000	1,165
Regions Financial Corp. (Ñ)	103,760	3,120
Reinsurance Group of America, Inc. (Ñ)	19,000	1,013
Safeco Corp.	153,000	8,946
Simon Property Group, Inc. (ö)(Ñ)	48,440	4,192
Sotheby’s Holdings Class A (Ñ)	50,300	2,150
StanCorp Financial Group, Inc.	6,800	319
SunTrust Banks, Inc. (Ñ)	129,800	10,163
Torchmark Corp.	28,000	1,723
Total System Services, Inc. (Ñ)	42,100	1,184
Travelers Cos., Inc. (The) (Û)	387,495	19,677
Ventas, Inc. (ö)	9,100	297
Wachovia Corp. (Ñ)	127,500	6,019
Washington Mutual, Inc. (Ñ)	287,800	10,801
Weingarten Realty Investors (ö)(Ñ)	4,400	161
Wells Fargo & Co. (Ñ)(Û)	1,445,750	48,823
Western Union Co. (The)	347,800	6,939
WR Berkley Corp.	201,075	5,916
XL Capital, Ltd. Class A (Ñ)	10,800	841

		920,123

Health Care - 13.0%
Aetna, Inc.	495,400	23,814
AMERIGROUP Corp. (Æ)	29,900	828
AmerisourceBergen Corp. Class A	847,290	39,916
Amgen, Inc. (Æ)(Û)	113,320	6,090
Apria Healthcare Group, Inc. (Æ)	57,830	1,516
Baxter International, Inc. (Û)	160,500	8,442
Beckman Coulter, Inc.	30,200	2,139
Becton Dickinson & Co.	69,800	5,330
Bristol-Myers Squibb Co.	327,800	9,313
Cardinal Health, Inc.	276,500	18,174
Celgene Corp. (Æ)	29,100	1,762
Covidien, Ltd. (Æ)(Ñ)	8,700	356
CVS Caremark Corp. (Ñ)	49,039	1,726
Dentsply International, Inc. (Ñ)	75,300	2,748
Edwards Lifesciences Corp. (Æ)	27,818	1,279
Eli Lilly & Co. (Ñ)	85,800	4,641
Express Scripts, Inc. Class A (Æ)	220,900	11,074
Forest Laboratories, Inc. (Æ)(Ñ)	418,560	16,826
Genentech, Inc. (Æ)(Ñ)	94,100	6,999
Genzyme Corp. (Æ)(Ñ)	115,000	7,253

	Principal Amount ($) or Shares	Market Value $
Gilead Sciences, Inc. (Æ)	596,400	22,204
Health Net, Inc. (Æ)	119,300	5,910
HLTH Corp. (Æ)(Ñ)	282,000	3,570
Humana, Inc. (Æ)(Ñ)	227,860	14,604
Idexx Laboratories, Inc. (Æ)	3,250	326
Johnson & Johnson (Û)	1,457,550	88,182
Kinetic Concepts, Inc. (Æ)	10,400	639
King Pharmaceuticals, Inc. (Æ)	147,000	2,500
McKesson Corp.	282,200	16,300
Medco Health Solutions, Inc. (Æ)	295,090	23,982
Medtronic, Inc.	114,600	5,807
Merck & Co., Inc. (Û)	342,060	16,983
Millennium Pharmaceuticals, Inc. (Æ)(Ñ)	326,590	3,295
Mylan Laboratories, Inc.	273,500	4,384
Pfizer, Inc. (Û)	3,607,380	84,810
Schering-Plough Corp. (Û)	707,200	20,183
St. Jude Medical, Inc. (Æ)(Ñ)	22,200	958
UnitedHealth Group, Inc. (Û)	368,200	17,832
Watson Pharmaceuticals, Inc. (Æ)	21,200	645
WellCare Health Plans, Inc. (Æ)(Ñ)	77,950	7,893
WellPoint, Inc. (Æ)(Û)	243,900	18,322
Zimmer Holdings, Inc. (Æ)(Ñ)	319,910	24,876

		554,431

Integrated Oils - 6.7%
Chevron Corp. (Ñ)(Û)	837,410	71,397
ConocoPhillips	255,710	20,672
Exxon Mobil Corp. (Û)	1,988,918	169,317
Hess Corp.	60,600	3,709
Marathon Oil Corp. (Û)	381,960	21,084

		286,179

Materials and Processing - 5.8%
AK Steel Holding Corp. (Æ)	21,900	875
Albemarle Corp.	70,900	2,852
American Standard Cos., Inc.	113,253	6,121
Archer-Daniels-Midland Co.	231,500	7,778
Ashland, Inc.	160,700	9,812
Avery Dennison Corp.	29,400	1,803
Bemis Co., Inc.	52,000	1,532
Cabot Corp.	21,300	860
Celanese Corp. Class A (Ñ)	147,050	5,514
Chaparral Steel Co.	69,000	5,799
Cleveland-Cliffs, Inc. (Ñ)	4,800	333
Commercial Metals Co.	70,800	2,184
Crown Holdings, Inc. (Æ)	46,700	1,147
Domtar Corp. (Æ)(Ñ)	73,600	700

22	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dow Chemical Co. (The) (Û)	428,042	18,611
Eastman Chemical Co.	45,900	3,159
EI Du Pont de Nemours & Co. (Ñ)(Û)	189,390	8,850
EMCOR Group, Inc. (Æ)	39,400	1,415
Energizer Holdings, Inc. (Æ)(Ñ)	133,270	13,447
Fluor Corp.	56,800	6,561
Freeport-McMoRan Copper & Gold, Inc. Class B	155,700	14,633
Greif, Inc. Class A	19,000	1,045
Hercules, Inc.	84,400	1,752
International Paper Co.	467,000	17,312
Jacobs Engineering Group, Inc. (Æ)	75,600	4,659
Monsanto Co. (Ñ)	69,200	4,460
Newmont Mining Corp. (Ñ)	3,560	149
Nucor Corp.	309,864	15,555
Owens Corning, Inc. (Æ)(Ñ)	22,400	682
Owens-Illinois, Inc. (Æ)(Ñ)	600	24
Pactiv Corp. (Æ)	203,200	6,423
Perini Corp. (Æ)	24,800	1,523
PPG Industries, Inc.	70,500	5,377
Precision Castparts Corp.	74,100	10,156
Rohm & Haas Co.	245,500	13,876
Sealed Air Corp.	115,700	3,153
Sherwin-Williams Co. (The) (Ñ)	273,600	19,067
Southern Copper Corp. (Ñ)	106,550	12,009
Steel Dynamics, Inc. (Ñ)	229,000	9,602
Timken Co.	52,300	1,747
United States Steel Corp. (Ñ)	16,600	1,632
URS Corp. (Æ)	29,200	1,438
Weyerhaeuser Co. (Ñ)	20,080	1,431

		247,058

Miscellaneous - 2.6%
3M Co. (Ñ)	60,500	5,379
Brunswick Corp.	70,100	1,960
Eaton Corp.	96,200	9,349
Foster Wheeler, Ltd. (Æ)	2,400	270
General Electric Co. (Ñ)(Û)	1,341,220	51,986
Honeywell International, Inc. (Ñ)(Û)	370,600	21,313
ITT Corp.	83,300	5,238
SPX Corp. (Ñ)	43,120	4,048
Textron, Inc.	37,200	4,199
Tyco International, Ltd. (Æ)(Ñ)	148,800	7,037

		110,779

Other Energy - 5.1%
Apache Corp.	135,000	10,913
Chesapeake Energy Corp. (Ñ)	183,300	6,240

	Principal Amount ($) or Shares	Market Value $
Complete Production Services, Inc. (Æ)	19,300	448
Devon Energy Corp.	214,190	15,981
Dynegy, Inc. Class A (Æ)	4,230	38
ENSCO International, Inc. (Ñ)	10,700	653
EOG Resources, Inc. (Ñ)	3,600	252
FMC Technologies, Inc. (Æ)	28,000	2,563
Frontier Oil Corp.	96,200	3,726
Global Industries, Ltd. (Æ)(Ñ)	78,900	2,044
GlobalSantaFe Corp. (Ñ)	46,800	3,356
Halliburton Co. (Û)	247,400	8,911
Holly Corp. (Ñ)	98,500	6,638
Nabors Industries, Ltd. (Æ)	81,700	2,389
National-Oilwell Varco, Inc. (Æ)	114,700	13,777
Noble Corp.	92,500	9,478
Noble Energy, Inc. (Ñ)	138,900	8,492
NRG Energy, Inc. (Æ)(Ñ)	103,500	3,990
Plains Exploration & Production Co. (Æ)(Ñ)	15,800	683
Pogo Producing Co. (Ñ)	10,500	559
Reliant Energy, Inc. (Æ)	293,200	7,529
SEACOR Holdings, Inc. (Æ)(Ñ)	50,400	4,396
St. Mary Land & Exploration Co.	30,500	1,015
Sunoco, Inc.	209,200	13,958
Superior Energy Services, Inc. (Æ)	63,600	2,564
Tesoro Corp. (Ñ)	507,640	25,280
Transocean, Inc. (Æ)	1,800	193
Unit Corp. (Æ)	42,400	2,335
Valero Energy Corp. (Ñ)(Û)	400,200	26,817
Western Refining, Inc. (Ñ)	116,900	6,488
XTO Energy, Inc. (Ñ)	494,100	26,943

		218,649

Producer Durables - 8.1%
AGCO Corp. (Æ)	188,660	7,250
Applied Materials, Inc.	2,314,300	51,007
Boeing Co. (Û)	301,950	31,231
Caterpillar, Inc. (Û)	317,400	25,011
Cummins, Inc.	109,350	12,980
Deere & Co. (Ñ)	31,220	3,760
Gardner Denver, Inc. (Æ)	45,400	1,888
General Cable Corp. (Æ)(Ñ)	12,000	954
Genlyte Group, Inc. (Æ)	17,600	1,224
KLA-Tencor Corp.	70,900	4,026
Lexmark International, Inc. Class A (Æ)(Ñ)	164,970	6,523
Lockheed Martin Corp. (Û)	609,160	59,990
Manitowoc Co., Inc. (The)	60,600	4,707

Quantitative Equity Fund	23

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mettler Toledo International, Inc. (Æ)	23,100	2,198
Molex, Inc.	85,200	2,415
Northrop Grumman Corp. (Ñ)	640,075	48,710
Novellus Systems, Inc. (Æ)(Ñ)	143,410	4,090
NVR, Inc. (Æ)	5,200	3,008
Parker Hannifin Corp.	114,500	11,299
Polycom, Inc. (Æ)(Ñ)	176,690	5,472
Raytheon Co. (Ñ)	331,490	18,351
Steelcase, Inc. Class A	37,200	648
Terex Corp. (Æ)	24,280	2,094
Thomas & Betts Corp. (Æ)	27,200	1,681
United Technologies Corp. (Û)	127,200	9,282
Waters Corp. (Æ)	96,850	5,642
Xerox Corp. (Æ)	1,111,500	19,407

		344,848

Technology - 13.5%
Apple, Inc. (Æ)	190,800	25,140
Applera Corp. - Applied Biosystems Group	91,289	2,850
Arrow Electronics, Inc. (Æ)	86,600	3,310
Atmel Corp. (Æ)	552,340	2,977
Autodesk, Inc. (Æ)	178,300	7,555
Avnet, Inc. (Æ)	468,290	17,739
BEA Systems, Inc. (Æ)	132,000	1,634
BMC Software, Inc. (Æ)	156,900	4,506
Brocade Communications Systems, Inc. (Æ)	99,200	698
Cadence Design Systems, Inc. (Æ)	41,800	894
Cisco Systems, Inc. (Æ)(Ñ)	2,389,770	69,088
Computer Sciences Corp. (Æ)(Ñ)	265,329	14,773
CSG Systems International, Inc. (Æ)	22,600	565
Dell, Inc. (Æ)(Ñ)(Û)	571,900	15,996
Electronic Data Systems Corp.	189,000	5,101
EMC Corp. (Æ)(Ñ)	659,100	12,200
Garmin, Ltd.	49,400	4,145
Gartner, Inc. (Æ)(Ñ)	66,500	1,392
Harris Corp.	123,900	6,800
Hewlett-Packard Co. (Û)	1,349,340	62,110
Ingram Micro, Inc. Class A (Æ)	173,300	3,475
Integrated Device Technology, Inc. (Æ)	130,400	2,122
Intel Corp. (Ñ)	427,090	10,088
International Business Machines Corp. (Ñ)(Û)	367,100	40,620
Intuit, Inc. (Æ)	404,700	11,591
Juniper Networks, Inc. (Æ)(Ñ)	266,300	7,978
McAfee, Inc. (Æ)	80,400	2,883
MEMC Electronic Materials, Inc. (Æ)	39,300	2,410

	Principal Amount ($) or Shares	Market Value $
Microsoft Corp. (Û)	3,214,040	93,175
National Instruments Corp. (Ñ)	38,700	1,252
National Semiconductor Corp.	96,400	2,505
NCR Corp. (Æ)	14,700	768
Nvidia Corp. (Æ)	166,800	7,633
Oracle Corp. (Æ)(Û)	2,899,100	55,431
Qualcomm, Inc.	83,300	3,469
RealNetworks, Inc. (Æ)	95,600	681
Seagate Technology, Inc. (Æ)	67,668	—
Sun Microsystems, Inc. (Æ)	1,141,700	5,823
Symantec Corp. (Æ)	1,258,030	24,154
Synopsys, Inc. (Æ)(Ñ)	259,151	6,339
Texas Instruments, Inc. (Ñ)(Û)	866,280	30,484
Tyco Electronics, Ltd. (Æ)	8,700	312
Unisys Corp. (Æ)	232,800	1,883
Utstarcom, Inc. (Æ)(Ñ)	3,280	10
Western Digital Corp. (Æ)	200,100	4,272

		578,831

Utilities - 5.8%
AES Corp. (The) (Æ)	122,600	2,409
AGL Resources, Inc.	13,700	516
Alliant Energy Corp.	12,000	443
Alltel Corp.	19,080	1,258
Ameren Corp.	185,700	8,910
AT&T, Inc. (Û)	897,199	35,134
Centerpoint Energy, Inc. (Ñ)	194,000	3,197
CenturyTel, Inc. (Ñ)	191,120	8,767
Consolidated Edison, Inc. (Ñ)	6,300	275
Constellation Energy Group, Inc.	182,300	15,277
Duke Energy Corp. (Ñ)	803,240	13,679
Edison International	214,341	11,337
Embarq Corp.	97,400	6,018
Energy East Corp.	11,000	278
Entergy Corp. (Ñ)	38,240	3,822
FirstEnergy Corp. (Ñ)	174,040	10,573
KeySpan Corp. (Ñ)	11,400	474
Oneok, Inc. (Ñ)	153,610	7,796
PG&E Corp. (Ñ)	790,610	33,846
Public Service Enterprise Group, Inc.	122,400	10,545
Qwest Communications International, Inc. (Æ)(Ñ)	1,879,600	16,033
Sprint Nextel Corp. (Ñ)	1,178,170	24,188
Telephone & Data Systems, Inc.	4,300	286
Telephone & Data Systems, Inc. (Ñ)	1,600	97
TXU Corp.	55,449	3,618
UGI Corp.	23,700	612

24	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Verizon Communications, Inc. (Ñ)(Û)	618,386	26,356

		245,744

Total Common Stocks
(cost $4,094,561)		4,502,817

Short-Term Investments - 5.7%
Russell Investment Company Money Market Fund	234,417,000	234,417
United States Treasury Bills (ç)(ž)(§) 4.649% due 09/27/07	10,000	9,928

Total Short-Term Investments
(cost $244,345)		244,345

Other Securities - 10.2%
Russell Investment Company Money Market Fund (×)	74,308,550	74,309
State Street Securities Lending Quality Trust (×)	360,772,146	360,772

Total Other Securities
(cost $435,081)		435,081

Total Investments - 121.3%
(identified cost $4,773,987)		5,182,243

Securities Sold Short - (11.0%)
Auto and Transportation - (0.6%)
CH Robinson Worldwide, Inc.	(90,900)	(4,422)
Expeditors International Washington, Inc.	(192,800)	(8,614)
Gentex Corp.	(106,100)	(2,095)
Oshkosh Truck Corp.	(61,700)	(3,532)
Overseas Shipholding Group, Inc.	(25,700)	(1,994)
Southwest Airlines Co.	(325,000)	(5,090)

		(25,747)

Consumer Discretionary - (2.2%)
Best Buy Co., Inc.	(84,300)	(3,759)
CBS Corp. Class B	(84,380)	(2,677)
Chico’s FAS, Inc. (Æ)	(30,187)	(584)
Citadel Broadcasting Corp.	(85,800)	(431)
Coldwater Creek, Inc. (Æ)	(38,800)	(764)
Discovery Holding Co. Class A (Æ)	(257,470)	(6,107)
Electronic Arts, Inc. (Æ)	(165,800)	(8,064)
Fastenal Co.	(117,900)	(5,314)
Hearst-Argyle Television, Inc. Class A	(6,000)	(126)
Lamar Advertising Co. Class A	(6,900)	(411)

	Principal Amount ($) or Shares	Market Value $
Las Vegas Sands Corp. (Æ)	(155,200)	(13,541)
Liberty Global, Inc. Class A (Æ)	(59,500)	(2,495)
Limited Brands, Inc.	(459,400)	(11,094)
LKQ Corp. (Æ)	(12,100)	(344)
McClatchy Co. Class A	(72,600)	(1,773)
MGM Mirage (Æ)	(61,600)	(4,504)
MSC Industrial Direct Co., Inc. Class A	(39,400)	(1,981)
Office Depot, Inc. (Æ)	(111,800)	(2,791)
RH Donnelley Corp. (Æ)	(56,100)	(3,508)
Service Corp. International	(146,600)	(1,777)
Starbucks Corp. (Æ)	(283,000)	(7,550)
Tiffany & Co.	(89,100)	(4,299)
Under Armour, Inc. Class A (Æ)	(6,700)	(411)
Urban Outfitters, Inc. (Æ)	(74,900)	(1,502)
Virgin Media, Inc.	(99,700)	(2,477)
Williams-Sonoma, Inc.	(39,000)	(1,201)
XM Satellite Radio Holdings, Inc. Class A (Æ)	(60,000)	(687)
Yahoo!, Inc. (Æ)	(134,100)	(3,118)

		(93,290)

Consumer Staples - (0.4%)
Hansen Natural Corp. (Æ)	(33,600)	(1,362)
Hershey Co. (The)	(80,900)	(3,730)
Kraft Foods, Inc. Class A	(249,600)	(8,174)
WM Wrigley Jr Co.	(70,000)	(4,038)

		(17,304)

Financial Services - (1.2%)
Annaly Capital Management, Inc. (ö)	(211,500)	(3,056)
Ares Capital Corp.	(22,700)	(354)
Capitol Federal Financial	(12,428)	(407)
Charles Schwab Corp. (The)	(177,600)	(3,575)
Citizens Republic Bancorp, Inc.	(69,900)	(1,126)
CME Group, Inc. Class A	(800)	(442)
E*Trade Financial Corp. (Æ)	(162,100)	(3,002)
Fidelity National Information Services, Inc.	(47,700)	(2,367)
First Niagara Financial Group, Inc.	(14,300)	(184)
GATX Corp.	(28,900)	(1,311)
MBIA, Inc.	(201,800)	(11,321)
National City Corp.	(119,100)	(3,500)
New York Community Bancorp, Inc.	(209,500)	(3,400)
NYSE Euronext	(43,000)	(3,312)
PMI Group, Inc. (The)	(58,700)	(2,000)
Post Properties, Inc. (ö)	(21,100)	(929)
Rayonier, Inc. (ö)	(29,400)	(1,245)

Quantitative Equity Fund	25

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

State Street Corp.	(132,800)	(8,902)
TD Ameritrade Holding Corp. (Æ)	(110,700)	(1,876)

		(52,309)

Health Care - (1.3%)
Abbott Laboratories	(174,100)	(8,825)
Affymetrix, Inc. (Æ)	(50,300)	(1,226)
Alexion Pharmaceuticals, Inc. (Æ)	(21,800)	(1,268)
Allscripts Healthcare Solutions, Inc. (Æ)	(17,300)	(394)
Amylin Pharmaceuticals, Inc. (Æ)	(59,400)	(2,763)
BioMarin Pharmaceuticals, Inc. (Æ)	(34,900)	(630)
Brookdale Senior Living, Inc.	(36,000)	(1,440)
Celgene Corp. (Æ)	(114,100)	(6,910)
Cerner Corp. (Æ)	(51,500)	(2,723)
Chattem, Inc. (Æ)	(11,700)	(657)
Hologic, Inc. (Æ)	(8,500)	(440)
Humana, Inc. (Æ)	(62,100)	(3,980)
Inverness Medical Innovations, Inc. (Æ)	(16,700)	(809)
Medarex, Inc. (Æ)	(34,700)	(491)
Myriad Genetics, Inc. (Æ)	(22,900)	(856)
Omnicare, Inc.	(61,800)	(2,049)
Psychiatric Solutions, Inc. (Æ)	(12,200)	(416)
Quest Diagnostics, Inc.	(245,200)	(13,601)
Stericycle, Inc. (Æ)	(23,100)	(1,108)
Stryker Corp.	(77,300)	(4,826)
Techne Corp. (Æ)	(8,900)	(501)
Tenet Healthcare Corp. (Æ)	(37,500)	(194)

		(56,107)

Materials and Processing - (1.0%)
Archer-Daniels-Midland Co.	(250,000)	(8,400)
Bunge, Ltd.	(59,600)	(5,400)
EI Du Pont de Nemours & Co.	(187,000)	(8,738)
Hexcel Corp. (Æ)	(41,200)	(896)
Louisiana-Pacific Corp.	(81,900)	(1,517)
Martin Marietta Materials, Inc.	(29,000)	(3,973)
Mosaic Co. (The) (Æ)	(221,500)	(8,320)
Shaw Group, Inc. (The) (Æ)	(58,600)	(3,119)
Weyerhaeuser Co.	(48,500)	(3,455)

		(43,818)

Miscellaneous - (0.3%)
Fortune Brands, Inc.	(105,200)	(8,553)
ITT Corp.	(56,800)	(3,571)

		(12,124)

	Principal Amount ($) or Shares	Market Value $
Other Energy - (1.6%)
Anadarko Petroleum Corp.	(92,000)	(4,630)
Arch Coal, Inc.	(56,400)	(1,686)
Baker Hughes, Inc.	(122,400)	(9,676)
Carrizo Oil & Gas, Inc. (Æ)	(13,500)	(494)
CNX Gas Corp. (Æ)	(14,200)	(380)
Crosstex Energy, Inc.	(13,100)	(379)
Denbury Resources, Inc. (Æ)	(50,000)	(2,000)
Diamond Offshore Drilling, Inc.	(52,100)	(5,376)
Encore Acquisition Co. (Æ)	(21,700)	(561)
EOG Resources, Inc.	(112,200)	(7,865)
Equitable Resources, Inc.	(95,700)	(4,508)
EXCO Resources, Inc. (Æ)	(100,400)	(1,753)
Peabody Energy Corp.	(264,300)	(11,169)
PetroHawk Energy Corp. (Æ)	(46,700)	(700)
Quicksilver Resources, Inc. (Æ)	(38,900)	(1,639)
Range Resources Corp.	(98,200)	(3,647)
Southwestern Energy Co. (Æ)	(68,100)	(2,767)
Whiting Petroleum Corp. (Æ)	(18,000)	(739)
Williams Cos., Inc.	(270,200)	(8,714)

		(68,683)

Producer Durables - (0.6%)
ACCO Brands Corp. (Æ)	(27,900)	(577)
American Tower Corp. Class A (Æ)	(65,800)	(2,741)
Briggs & Stratton Corp.	(71,400)	(2,025)
Bucyrus International, Inc. Class A	(16,100)	(1,023)
Danaher Corp.	(95,200)	(7,110)
DR Horton, Inc.	(195,700)	(3,194)
KB Home	(67,200)	(2,138)
MDC Holdings, Inc.	(30,000)	(1,380)
SBA Communications Corp. Class A (Æ)	(28,700)	(956)
Terex Corp. (Æ)	(66,900)	(5,770)

		(26,914)

Technology - (1.0%)
Advanced Micro Devices, Inc. (Æ)	(289,700)	(3,922)
Cognizant Technology Solutions Corp. Class A (Æ)	(99,600)	(8,066)
Corning, Inc.	(358,100)	(8,537)
Equinix, Inc. (Æ)	(2,500)	(217)
Micron Technology, Inc. (Æ)	(569,300)	(6,758)
Motorola, Inc.	(212,200)	(3,605)
Network Appliance, Inc. (Æ)	(121,800)	(3,452)
SanDisk Corp. (Æ)	(108,000)	(5,792)
Spansion, Inc. Class A (Æ)	(10,800)	(114)
VeriFone Holdings, Inc. (Æ)	(35,561)	(1,295)

		(41,758)

26	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - (0.8%)
Consolidated Edison, Inc.	(165,600)	(7,233)
DPL, Inc.	(64,487)	(1,714)
Hawaiian Electric Industries, Inc.	(40,200)	(917)
ITC Holdings Corp.	(20,500)	(862)
Leap Wireless International, Inc. (Æ)	(35,600)	(3,147)
Level 3 Communications, Inc. (Æ)	(447,400)	(2,340)
National Fuel Gas Co.	(75,100)	(3,256)
Progress Energy, Inc.	(73,100)	(3,191)
Sempra Energy	(136,300)	(7,186)
Xcel Energy, Inc.	(176,200)	(3,577)

		(33,423)

Total Securities Sold Short
(proceeds $482,114)		(471,477)

Other Assets and Liabilities, Net - (10.3%)		(440,131)

Net Assets - 100.0%		4,270,635

See accompanying notes which are an integral part of the financial statements.

Quantitative Equity Fund	27

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 09/07 (49)	19,502	(1,111)
Russell 1000 Mini Index (CME) expiration date 09/07 (21)	1,672	(26)
S&P 500 E-Mini Index (CME) expiration date 09/07 (450)	32,893	(1,401)
S&P 500 Index (CME) expiration date 09/07 (266)	97,216	(4,977)
S&P Midcap 400 E-Mini Index (CME) expiration date 09/07 (960)	82,694	(4,408)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(11,923)

See accompanying notes which are an integral part of the financial statements.

28	Quantitative Equity Fund

Russell Investment Company

International Securities Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.8%
Australia - 3.9%
AGL Energy, Ltd. (Ñ)	14,745	193
Alinta, Ltd. (Ñ)	15,786	199
Amcor, Ltd.	1,044,268	6,072
AMP, Ltd.	301,050	2,568
Ansell, Ltd.	35,203	352
APN News & Media, Ltd.	5,929	29
Asciano Group (Æ)(Ñ)	5,829	47
Australia & New Zealand Banking Group, Ltd.	70,293	1,682
BHP Billiton, Ltd. (Ñ)	231,000	7,354
Brambles, Ltd. (Æ)	174,268	1,631
Caltex Australia, Ltd.	35,963	758
Centro Properties Group	37,194	248
CFS Gandel Retail Trust (Ñ)	12,126	22
Coca-Cola Amatil, Ltd.	37,866	292
Coles Group, Ltd.	68,489	843
Commonwealth Bank of Australia	44,737	2,057
CSL, Ltd.	147,270	11,031
CSR, Ltd. (Ñ)	16,546	47
David Jones, Ltd. (Ñ)	76,889	373
DB RREEF Trust (Ñ)	140,434	216
Foster’s Group, Ltd.	2,150,399	10,769
Futuris Corp., Ltd. (Ñ)	56,975	117
Goodman Group (Ñ)	53,724	276
GPT Group	70,782	268
Incitec Pivot, Ltd.	57,406	3,695
Insurance Australia Group, Ltd. (Ñ)	75,414	364
Investa Property Group	46,214	114
Leighton Holdings, Ltd. (Ñ)	21,450	709
Lend Lease Corp., Ltd.	4,550	72
Lion Nathan, Ltd.	11,160	80
Macquarie Airports	945,828	3,485
Macquarie Bank, Ltd. (Ñ)	108,142	7,515
Macquarie Communications Infrastructure Group (Ñ)	2,595	13
Macquarie Infrastructure Group	1,498,688	4,166
Macquarie Office Trust	16,086	21
Minara Resources, Ltd. (Ñ)	65,694	345
Mirvac Group (Ñ)	20,535	89
Multiplex Group	17,784	75
National Australia Bank, Ltd.	1,071,728	34,828
Orica, Ltd.	10,496	251
Oxiana, Ltd. (Ñ)	614,400	1,917
Pacific Brands, Ltd.	246,414	748
Qantas Airways, Ltd.	187,337	911
QBE Insurance Group, Ltd.	352,199	8,949

	Principal Amount ($) or Shares	Market Value $
Rinker Group, Ltd. (Ñ)	30,102	467
Rio Tinto, Ltd. (Ñ)	76,006	5,960
Santos, Ltd. (Ñ)	28,831	324
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	34,800	—
Stockland (Ñ)	52,119	341
Symbion Health, Ltd. (Ñ)	19,028	67
Tattersall’s, Ltd. (Ñ)	149,960	622
Telstra Corp., Ltd. (Ñ)	3,863,832	15,012
Transurban Group (Æ)(Ñ)	207,871	1,257
Wesfarmers, Ltd. (Ñ)	195,852	6,441
Westfield Group (Ñ)	65,386	1,054
Westpac Banking Corp.	69,713	1,547
Woolworths, Ltd.	25,777	596
Zinifex, Ltd. (Ñ)	319,478	5,405

		154,884

Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG (Ñ)	235,851	17,768
Voestalpine AG (Ñ)	73,800	6,121

		23,889

Belgium - 0.6%
Belgacom SA	24,618	992
Fortis	233,685	9,297
Fortis (Ñ)	226,882	9,014
InBev NV (Ñ)	47,272	3,787
Omega Pharma SA	982	85

		23,175

Bermuda - 0.9%
Aquarius Platinum, Ltd.	68,894	2,030
Benfield Group, Ltd. (Ñ)	345,310	2,256
Catlin Group, Ltd.	28,036	269
Credicorp, Ltd.	45,100	2,902
Esprit Holdings, Ltd.	544,700	7,378
Guoco Group, Ltd.	10,000	147
Jardine Matheson Holdings, Ltd.	176,500	4,246
Jardine Strategic Holdings, Ltd.	7,500	97
Li & Fung, Ltd.	1,250,800	4,361
Noble Group, Ltd.	90,000	99
Orient Overseas International, Ltd.	29,500	352
Pacific Basin Shipping, Ltd.	1,442,000	2,112
People’s Food Holdings, Ltd.	89,000	103
SeaDrill, Ltd. (Æ)	280,900	5,651
Shangri-La Asia, Ltd. (Ñ)	1,556,000	3,684
Vostok Gas, Ltd. (Æ)(Ñ)	9,225	532

		36,219

International Securities Fund	29

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brazil - 1.4%
All America Latina Logistica SA	141,930	1,929
Banco do Brasil SA	80,400	1,264
Cia Vale do Rio Doce - ADR (Ñ)	249,600	12,233
Gafisa SA	211,519	3,368
Gerdau SA - ADR (Ñ)	62,300	1,574
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	67,698	1,687
JHSF Participacoes SA (Æ)	312,800	1,902
Petroleo Brasileiro SA - ADR	154,258	10,011
Redecard SA (Æ)	185,500	3,182
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)	162,288	18,929

		56,079

Canada - 2.1%
Agrium, Inc.	42,400	1,783
AUR Resources, Inc. (Ñ)	33,000	1,180
Cameco Corp.	37,500	1,529
Canadian Imperial Bank of Commerce/Canada	38,000	3,295
Canadian National Railway Co.	122,428	6,382
EnCana Corp. (Ñ)	60,600	3,709
Gerdau Ameristeel Corp.	105,900	1,398
HudBay Minerals, Inc. (Æ)	61,600	1,509
Inmet Mining Corp.	16,200	1,412
Methanex Corp.	68,818	1,702
Potash Corp. of Saskatchewan	57,874	4,673
Research In Motion, Ltd. (Æ)	108,510	23,221
Rogers Communications, Inc. Class B (Ñ)	369,600	16,706
Shoppers Drug Mart Corp. (Ñ)	90,626	4,440
Suncor Energy, Inc.	69,300	6,265
Teck Cominco, Ltd. Class B (Ñ)	51,200	2,273
Teck Cominco, Ltd. Class B	62,600	2,776

		84,253

Cayman Islands - 0.5%
Ctrip.com International, Ltd. - ADR (Ñ)	90,600	3,493
Foxconn International Holdings, Ltd. (Æ)(Ñ)	864,400	2,490
Kingboard Chemical Holdings, Ltd.	62,000	342
LDK Solar Co., Ltd. - ADR (Æ)	49,900	2,235
Melco PBL Entertainment Macau, Ltd. - ADR (Æ)(Ñ)	424,120	5,624
Noble Corp. (Ñ)	23,400	2,398

	Principal Amount ($) or Shares	Market Value $
Suntech Power Holdings Co., Ltd. - ADR (Æ)	102,900	4,150
Tencent Holdings, Ltd.	38,000	174
Tingyi Cayman Islands Holding Corp. (Ñ)	58,000	68

		20,974

China - 0.6%
China Coal Energy Co. (Æ)	2,086,000	3,835
China Communications Construction Co., Ltd. Class H	3,133,300	7,048
China Construction Bank Corp. Class H (Ñ)	2,909,000	2,162
China Merchants Bank Co., Ltd. (Ñ)	1,467,500	5,229
China Petroleum & Chemical Corp. Class H	2,274,000	2,386
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	1,256,000	2,259

		22,919

Colombia - 0.1%
BanColombia SA - ADR	72,900	2,594

Czech Republic - 0.1%
Komercni Banka AS	15,648	3,112

Denmark - 0.8%
Carlsberg A/S Class B	124,625	16,052
FLSmidth & Co. A/S	80,300	7,089
Novo Nordisk A/S Class B	10,600	1,116
Sydbank A/S	11,300	573
Topdanmark A/S (Æ)	4,130	705
Vestas Wind Systems A/S (Æ)	120,300	7,970

		33,505

Egypt - 0.1%
Orascom Construction Industries - GDR	19,794	2,786

Finland - 1.5%
Cargotec Corp. Class B (Ñ)	5,259	274
Kesko OYJ Class B (Ñ)	24,455	1,302
Nokia OYJ (Ñ)	1,048,835	30,001
Orion OYJ Class B (Ñ)	24,376	643
Outokumpu OYJ	21,696	677
Outotec Oyj	133,920	7,912
Rautaruukki OYJ	31,636	2,084
Stora Enso Oyj Class R	225,190	3,872

30	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UPM-Kymmene OYJ (Ñ)	298,131	6,627
Wartsila Oyj Class B (Ñ)	54,800	3,842
YIT OYJ (Ñ)	75,100	2,394

		59,628

France - 11.9%
Accor SA (Ñ)	100,031	8,553
Air France-KLM (Ñ)	27,900	1,261
Air Liquide (Ñ)	58,998	7,611
Alcatel-Lucent - ADR (Ñ)	246,520	2,860
Alstom RGPT (Ñ)	134,820	24,245
Arkema (Æ)(Ñ)	22,805	1,471
AXA SA (Ñ)	370,190	14,403
BNP Paribas (Ñ)	254,916	28,010
Bouygues SA (Ñ)	1,307	104
Carrefour SA (Ñ)	170,715	12,174
Casino Guichard Perrachon SA (Ñ)	6,497	637
Cie de Saint-Gobain (Ñ)	258,317	28,786
Cie Generale d’Optique Essilor International SA (Ñ)	52,272	3,183
Cie Generale de Geophysique-Veritas (Æ)(Ñ)	33,072	8,379
CNP Assurances (Ñ)	22,806	2,989
Compagnie Generale des Etablissements Michelin Class B (Ñ)	31,600	4,134
Credit Agricole SA (Ñ)	653,124	24,925
Electricite de France (Ñ)	79,231	8,064
France Telecom SA (Ñ)	440,102	11,814
Gaz de France SA (Ñ)	91,180	4,246
JC Decaux SA (Ñ)	193,317	6,041
Klepierre	2,789	433
L’Oreal SA (Ñ)	75,352	8,613
Lafarge SA (Ñ)	2,665	449
Lagardere SCA (Ñ)	47,800	3,774
Legrand SA (Ñ)	147,030	5,025
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	120,235	13,436
Neopost SA (Ñ)	17,383	2,533
Nexans SA (Ñ)	5,192	916
NicOx SA (Æ)(Ñ)	34,166	794
Pernod-Ricard SA (Ñ)	42,942	8,999
Renault SA (Ñ)	176,476	25,406
Rhodia SA (Æ)(Ñ)	49,907	2,260
Safran SA	83,396	2,074
Sanofi-Aventis (Ñ)	238,522	19,939
Schneider Electric SA (Ñ)	97,999	13,126
Societe Generale (Ñ)	182,049	31,172
Societe Television Francaise 1 (Ñ)	85,214	2,852
Sodexho Alliance SA (Ñ)	12,206	803

	Principal Amount ($) or Shares	Market Value $
Suez SA (Æ)(Ñ)	35,958	1,885
Suez SA (Æ)	40,348	1
Thales SA (Ñ)	86,616	4,955
Thomson (Æ)	37,439	614
Total SA (Ñ)	808,789	63,968
Total SA - ADR	48,500	3,813
UBISOFT Entertainment (Æ)	10,565	692
Unibail-Rodamco	4,687	1,106
Valeo SA (Ñ)	45,534	2,355
Vallourec SA (Ñ)	18,195	4,717
Veolia Environnement (Ñ)	366,332	27,137
Vinci SA	38,106	2,724
Vivendi Universal SA (Ñ)	353,840	15,015

		475,476

Germany - 8.3%
Allianz SE (Ñ)	86,177	18,135
Altana AG (Ñ)	35,578	835
Arcandor AG (Æ)(Ñ)	337,433	10,336
BASF AG	88,751	11,411
Bayer AG (Ñ)	414,925	29,258
Bayerische Motoren Werke AG (Ñ)	77,780	4,806
Beiersdorf AG	30,959	2,152
Bilfinger Berger AG (Ñ)	30,520	2,616
Continental AG (Ñ)	200,683	28,727
DaimlerChrysler AG (Ñ)	204,173	18,347
Deutsche Bank AG (Ñ)	52,680	7,144
Deutsche Boerse AG (Ñ)	71,516	8,229
Deutsche Lufthansa AG	191,600	5,358
Deutsche Telekom AG (Ñ)	1,028,446	17,601
Deutz AG (Æ)(Ñ)	21,259	274
E.ON AG (Ñ)	229,867	36,260
Epcos AG	51,621	1,037
GEA Group AG (Æ)	77,000	2,551
Hochtief AG	21,597	2,175
Hugo Boss AG (Ñ)	6,035	397
Infineon Technologies AG (Æ)(Ñ)	416,058	6,864
Kloeckner & Co. AG	8,589	633
Lanxess AG	45,029	2,410
Linde AG (Ñ)	94,864	11,155
Metro AG (Ñ)	129,856	10,056
MTU Aero Engines Holding AG	62,780	4,274
Muenchener Rueckversicherungs AG (Ñ)	60,204	10,332
RWE AG (Ñ)	207,782	21,942
Salzgitter AG	44,893	9,088
SGL Carbon AG (Æ)	52,000	2,713
Siemens AG	107,226	13,473
Solarworld AG (Ñ)	51,526	2,471

International Securities Fund	31

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Stada Arzneimittel AG (Ñ)	42,086	2,720
ThyssenKrupp AG	4,943	273
Tognum AG (Æ)	82,100	2,679
TUI AG (Æ)(Ñ)	86,600	2,445
United Internet AG (Ñ)	138,450	2,459
Volkswagen AG (Ñ)	46,236	8,323
Wacker Chemie AG (Ñ)	51,942	12,637

		334,596

Greece - 0.4%
National Bank of Greece SA	188,564	11,158
Piraeus Bank SA	43,470	1,562
Public Power Corp. SA	85,220	2,561

		15,281

Guernsey - 0.1%
Amdocs, Ltd. (Æ)(Ñ)	58,776	2,127

Hong Kong - 1.4%
Bank of East Asia, Ltd.	46,200	277
BOC Hong Kong Holdings, Ltd.	219,000	563
Cathay Pacific Airways, Ltd.	70,000	183
Cheung Kong Holdings, Ltd.	318,670	4,468
China Merchants Holdings International Co., Ltd.	802,000	3,889
China Mobile, Ltd. (Ñ)	1,496,000	17,205
China Netcom Group Corp. Hong Kong, Ltd.	552,000	1,424
China Resources Enterprise	710,000	2,833
China Unicom, Ltd. (Ñ)	86,000	153
CLP Holdings, Ltd.	55,500	374
CNOOC, Ltd. (Ñ)	5,096,200	6,062
Hang Lung Group, Ltd.	41,000	201
Henderson Land Development Co., Ltd.	61,000	438
Hong Kong Exchanges and Clearing, Ltd.	25,500	417
HongKong Electric Holdings	1,405,500	6,964
Hopewell Holdings (Ñ)	44,000	190
Hutchison Whampoa, Ltd.	37,000	394
Link REIT (The) (ö)	60,500	126
New World Development, Ltd.	55,000	135
Sino Land Co. (Ñ)	604,351	1,349
Sun Hung Kai Properties, Ltd.	28,000	356
Swire Pacific, Ltd.	55,000	622
Techtronic Industries Co.	30,000	35
Television Broadcasts, Ltd.	44,000	300
Wharf Holdings, Ltd. (Ñ)	1,478,862	6,115

	Principal Amount ($) or Shares	Market Value $
Wheelock & Co., Ltd.	47,000	121

		55,194

India - 0.3%
ICICI Bank, Ltd. - ADR (Ñ)	133,623	5,922
Infosys Technologies, Ltd. - ADR	41,000	2,111
Satyam Computer Services, Ltd. - ADR	49,600	1,322
State Bank of India, Ltd. - GDR	24,500	2,359

		11,714

Indonesia - 0.2%
Bank Central Asia Tbk PT	3,485,500	2,340
Bank Mandiri Persero Tbk PT	6,827,000	2,564
Bumi Resources Tbk PT	8,710,000	2,505
Telekomunikasi Indonesia Tbk PT	2,193,000	2,635

		10,044

Ireland - 0.1%
Elan Corp. PLC - ADR (Æ)	175,457	3,286
Ryanair Holdings PLC - ADR (Æ)(Ñ)	69,412	2,880

		6,166

Israel - 0.1%
Check Point Software Technologies (Æ)	85,100	2,073

Italy - 3.7%
Alleanza Assicurazioni SpA (Ñ)	399,357	5,018
Ansaldo STS SpA (Æ)	382,057	5,298
Arnoldo Mondadori Editore SpA (Ñ)	450,942	4,219
Assicurazioni Generali SpA (Ñ)	57,268	2,243
Banco Popolare Scarl (Æ)(Ñ)	170,221	4,202
Benetton Group SpA (Ñ)	4,397	73
Bulgari SpA (Ñ)	179,543	2,598
Buzzi Unicem SpA (Ñ)	173,337	5,340
Capitalia SpA	54,478	512
Enel SpA	214,805	2,216
ENI SpA	811,100	28,347
Esprinet SpA (Ñ)	16,079	306
Fiat SpA	234,106	6,901
Fondiaria-Sai SpA	120,399	5,597
Indesit Co. SpA (Ñ)	24,700	540
Intesa Sanpaolo SpA (Ñ)	2,830,501	21,298
Italcementi SpA (Ñ)	250,010	6,879
Luxottica Group SpA (Ñ)	116,916	4,246
Mediaset SpA (Ñ)	697,385	7,277
Milano Assicurazioni SpA (Ñ)	112,608	866
Parmalat Finanziaria (Æ)(Ñ)(ß)	42,200	—

32	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Snam Rete Gas SpA (Ñ)	209,412	1,156
Telecom Italia SpA (Ñ)	4,052,584	8,718
UniCredito Italiano SpA	3,115,240	26,276
Unione di Banche Italiane SCPA	6,266	154

		150,280

Japan - 16.3%
Aeon Credit Service Co., Ltd. (Ñ)	171,800	2,435
Aioi Insurance Co., Ltd. (Ñ)	33,000	195
Alps Electric Co., Ltd.	95,500	948
Amada Co., Ltd.	41,000	480
Asahi Breweries, Ltd.	54,600	776
Asahi Glass Co., Ltd. (Ñ)	405,000	5,426
Asahi Kasei Corp. (Ñ)	118,000	843
Astellas Pharma, Inc.	178,500	7,324
Bank of Nagoya, Ltd. (The)	29,000	182
Bank of Yokohama, Ltd. (The)	100,000	697
Bosch Corp.	144,000	751
Bridgestone Corp.	168,800	3,562
Brother Industries, Ltd.	68,000	978
Canon Marketing Japan, Inc.	9,500	172
Canon, Inc.	669,300	35,561
Capcom Co., Ltd.	9,300	188
Chugai Pharmaceutical Co., Ltd. (Ñ)	231,300	4,012
COMSYS Holdings Corp.	18,000	199
Daihatsu Motor Co., Ltd.	29,000	296
Daiichi Sankyo Co., Ltd.	27,400	767
Daikin Industries, Ltd. (Ñ)	119,300	4,653
Dainippon Ink and Chemicals, Inc.	503,000	1,971
Daiwa House Industry Co., Ltd.	125,310	1,646
Daiwa Securities Group, Inc.	196,650	2,084
Denki Kagaku Kogyo Kabushiki Kaisha	113,000	564
Denso Corp.	12,900	486
East Japan Railway Co.	258	1,916
EDION Corp. (Ñ)	113,300	1,235
Eisai Co., Ltd.	9,100	384
Elpida Memory, Inc. (Æ)(Ñ)	94,400	4,230
Fanuc, Ltd.	105,600	11,469
Fuji Fire & Marine Insurance Co., Ltd. (The)	97,000	373
Fuji Heavy Industries, Ltd. (Ñ)	128,000	601
Fuji Television Network, Inc.	2,367	4,787
FUJIFILM Holdings Corp.	23,300	1,015
Fujitsu, Ltd.	426,000	2,824
Hachijuni Bank, Ltd. (The)	18,000	131
Hakuhodo DY Holdings, Inc.	220	14
Hankyu Department Stores (Ñ)	18,000	175
Higo Bank, Ltd. (The)	9,000	60

	Principal Amount ($) or Shares	Market Value $
Hirose Electric Co., Ltd. (Ñ)	20,100	2,485
Hitachi, Ltd.	116,000	830
Hokkaido Electric Power Co., Inc.	10,300	213
Honda Motor Co., Ltd.	144,400	5,220
Hosiden Corp.	55,200	867
Hyakugo Bank, Ltd. (The)	12,000	78
Hyakujushi Bank, Ltd. (The)	9,000	46
Ibiden Co., Ltd.	126,200	9,238
Inpex Holdings, Inc.	361	3,647
Isuzu Motors, Ltd. (Ñ)	660,000	3,591
Itochu Corp.	146,000	1,833
Izumi Co., Ltd. (Ñ)	15,800	252
Japan Steel Works, Ltd. (The)	365,700	5,832
Japan Tobacco, Inc.	1,995	10,208
JFE Holdings, Inc.	172,600	11,850
JFE Shoji Holdings, Inc.	26,000	195
JGC Corp. (Ñ)	54,000	1,116
Joyo Bank, Ltd. (The)	1,084,130	6,311
Kagoshima Bank, Ltd. (The)	25,000	183
Kandenko Co., Ltd. (Ñ)	45,000	265
Kansai Electric Power Co., Inc. (The)	83,200	1,846
Kao Corp.	1,192,000	32,862
Kawasaki Kisen Kaisha, Ltd. (Ñ)	92,000	1,257
KDDI Corp.	1,181	7,857
Keiyo Bank, Ltd. (The)	58,000	326
Kobe Steel, Ltd.	219,000	852
Komatsu, Ltd.	422,300	13,408
Komori Corp. (Ñ)	9,000	206
Kose Corp. (Ñ)	249,200	6,924
Kubota Corp.	91,000	760
Kyocera Corp.	2,100	203
Kyushu Electric Power Co., Inc.	140,100	3,329
Leopalace21 Corp.	4,100	131
Makita Corp.	17,100	785
Marubeni Corp.	719,000	6,925
Matsushita Electric Industrial Co., Ltd. (Ñ)	103,000	1,879
Matsushita Electric Works, Ltd.	100,000	1,259
Mazda Motor Corp.	200,000	1,140
Meiji Dairies Corp. (Ñ)	59,000	349
MID Reit, Inc. Class A (ö)	419	1,931
Millea Holdings, Inc.	283,600	11,234
Mitsubishi Chemical Holdings Corp.	105,000	955
Mitsubishi Corp.	526,600	15,557
Mitsubishi Electric Corp.	132,000	1,415
Mitsubishi Estate Co., Ltd.	47,000	1,194
Mitsubishi Heavy Industries, Ltd.	690,000	4,862
Mitsubishi UFJ Financial Group, Inc.	523	5,583
Mitsui & Co., Ltd.	296,000	7,027

International Securities Fund	33

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mitsui Chemicals, Inc. (Ñ)	463,000	3,608
Mitsui Engineering & Shipbuilding Co., Ltd. (Ñ)	573,800	3,145
Mitsui Fudosan Co., Ltd.	37,000	969
Mitsui OSK Lines, Ltd.	871,000	13,618
Mitsui Trust Holdings, Inc.	635,000	5,625
Mitsui-Soko Co., Ltd. (Ñ)	491,480	2,696
Mitsumi Electric Co., Ltd. (Ñ)	89,100	3,470
Mizuho Financial Group, Inc.	893	6,310
Mochida Pharmaceutical Co., Ltd.	9,000	81
New City Residence Investment Corp. Class A (ö)	403	2,100
Nichirei Corp.	139,000	667
Nikon Corp. (Ñ)	156,400	5,017
Nintendo Co., Ltd. (Ñ)	51,800	25,366
Nippon Commercial Investment Corp. (ö)	802	3,463
Nippon Electric Glass Co., Ltd. (Ñ)	285,500	4,471
Nippon Express Co., Ltd. (Ñ)	71,000	385
Nippon Mining Holdings, Inc.	245,500	2,472
Nippon Oil Corp.	170,000	1,531
Nippon Residential Investment Corp. Class A (ö)	496	2,715
Nippon Steel Corp. (Ñ)	239,000	1,805
Nippon Telegraph & Telephone Corp.	1,582	6,905
Nippon Yusen KK (Ñ)	456,000	4,588
Nipponkoa Insurance Co., Ltd.	1,026,020	9,378
Nissan Motor Co., Ltd.	485,600	5,165
Nisshin Seifun Group, Inc.	39,500	368
Nisshin Steel Co., Ltd.	67,000	293
Nisshinbo Industries, Inc.	14,000	173
Nitto Denko Corp.	28,000	1,471
Nomura Holdings, Inc.	1,096,640	20,919
Noritsu Koki Co., Ltd. (Ñ)	2,700	57
NTN Corp.	79,000	649
NTT Data Corp. (Ñ)	44	184
NTT DoCoMo, Inc.	1,350	1,874
Oki Electric Industry Co., Ltd. (Æ)(Ñ)	422,000	818
Omron Corp.	149,200	3,969
ORIX Corp.	29,830	7,193
Pacific Metals Co., Ltd. (Ñ)	42,000	729
QP Corp.	11,600	113
Rengo Co., Ltd. (Ñ)	129,000	718
Resona Holdings, Inc. (Ñ)	223	481
Ricoh Co., Ltd. (Ñ)	396,000	8,607
Santen Pharmaceutical Co., Ltd. (Ñ)	11,400	269
Sapporo Hokuyo Holdings, Inc.	44	473
Seino Holdings Corp. (Ñ)	23,000	223
Sekisui House, Ltd. (Ñ)	31,000	386

	Principal Amount ($) or Shares	Market Value $
Seven & I Holdings Co., Ltd. (Ñ)	267,870	7,533
Sharp Corp.	279,000	4,826
Shiga Bank, Ltd. (The)	6,000	39
Shin-Etsu Chemical Co., Ltd.	32,700	2,421
Shinsei Bank, Ltd.	74,000	276
Shinwa Kaiun Kaisha, Ltd. (Ñ)	39,000	350
Shizuoka Bank, Ltd. (The) (Ñ)	267,000	2,687
Showa Denko KK	82,000	288
Showa Shell Sekiyu KK	96,579	1,197
Sohgo Security Services Co., Ltd.	21,800	361
Sompo Japan Insurance, Inc.	55,000	640
Sony Corp.	127,300	6,735
Sugi Pharmacy Co., Ltd.	91,800	2,045
Sumco Corp. (Ñ)	140,200	7,208
Sumco Techxiv Corp. (Ñ)	2,100	147
Sumitomo Bakelite Co., Ltd. (Ñ)	685,400	4,908
Sumitomo Corp.	20,500	397
Sumitomo Heavy Industries, Ltd.	244,800	3,007
Sumitomo Metal Industries, Ltd.	158,000	918
Sumitomo Mitsui Financial Group, Inc. (Ñ)	1,024	9,297
Sumitomo Realty & Development Co., Ltd.	13,000	386
Sumitomo Trust & Banking Co., Ltd. (The)	842,000	7,141
Suzuken Co., Ltd.	6,600	206
Suzuki Motor Corp. (Ñ)	274,420	7,990
Taiheiyo Cement Corp.	423,300	1,807
Takeda Pharmaceutical Co., Ltd.	283,000	18,477
Terumo Corp.	19,500	831
Tobu Railway Co., Ltd. (Ñ)	25,000	110
Toho Co., Ltd./Tokyo (Ñ)	17,100	314
Tokai Rubber Industries, Inc.	24,100	436
Tokuyama Corp. (Ñ)	116,000	1,694
Tokyo Electric Power Co., Inc. (The)	259,400	6,910
Tokyo Gas Co., Ltd.	611,000	2,647
Tokyu Corp.	45,000	280
Tokyu Land Corp.	337,900	3,172
Toppan Printing Co., Ltd.	20,000	217
Toshiba Corp. (Ñ)	704,000	6,666
Toyo Seikan Kaisha, Ltd.	7,300	128
Toyobo Co., Ltd. (Ñ)	23,000	62
Toyota Auto Body Co., Ltd.	13,700	228
Toyota Boshoku Corp.	8,300	216
Toyota Motor Corp.	846,600	51,226
West Japan Railway Co.	1,891	8,560
Yamada Denki Co., Ltd. (Ñ)	76,660	7,673
Yamaha Corp.	9,600	209
Yamaha Motor Co., Ltd.	7,700	217

34	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Yamato Kogyo Co., Ltd. (Ñ)	9,300	442
Yokohama Rubber Co., Ltd. (The)	22,000	157

		651,925

Luxembourg - 0.3%
Evraz Group SA - GDR	61,425	2,991
Millicom International Cellular SA (Æ)(Ñ)	100,000	8,030
SES	68,900	1,455

		12,476

Malaysia - 0.1%
Bumiputra-Commerce Holdings BHD	682,100	2,307

Mexico - 0.6%
America Movil SAB de CV Series L	265,827	15,918
Cemex SAB de CV - ADR (Æ)	1	—
Grupo Televisa SA - ADR	329,990	8,332

		24,250

Namibia - 0.0%
Hunter Douglas NV	4,822	474

Netherlands - 3.7%
ABN AMRO Holding NV (Ñ)	61,439	2,947
Arcelor Mittal	132,177	8,111
Arcelor Mittal (Ñ)	40,054	2,452
ASML Holding NV (Æ)	408,292	11,979
Boskalis Westminster	43,064	1,676
Corporate Express (Ñ)	481,344	6,527
CSM (Ñ)	12,043	447
European Aeronautic Defense and Space Co. NV (Ñ)	76,270	2,311
Heineken Holding NV	9,699	522
Heineken NV	315,610	20,015
ING Groep NV (Ñ)	964,909	40,814
Koninklijke Ahold NV (Æ)	186,115	2,359
Koninklijke BAM Groep NV (Ñ)	100,681	2,904
Koninklijke Philips Electronics NV	140,770	5,679
OCE NV (Ñ)	35,345	818
Reed Elsevier NV (Ñ)	535,972	9,828
Rodamco Europe NV (Ñ)	3,882	501
Royal KPN NV (Ñ)	88,647	1,368
SBM Offshore NV	62,605	2,586
Stork NV (Ñ)	1,285	85
TNT NV (Ñ)	163,880	7,007
Unilever NV	481,833	14,539
Vedior NV	66,700	1,725

		147,200

	Principal Amount ($) or Shares	Market Value $
Netherlands Antilles - 0.3%
Schlumberger, Ltd. (Ñ)	143,831	13,624

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	1,564,539	5,406

Norway - 0.5%
Aker Kvaerner ASA	95,800	2,436
Renewable Energy Corp. AS (Æ)	265,300	10,339
Statoil ASA (Ñ)	149,045	4,376
Yara International ASA	90,900	2,442

		19,593

Portugal - 0.1%
Energias de Portugal SA (Ñ)	635,272	3,615

Russia - 0.0%
Mobile Telesystems - ADR (Æ)	23,200	1,484

Singapore - 0.7%
Allgreen Properties, Ltd.	97,000	114
Ascendas Real Estate Investment Trust (Æ)(ö)(Ñ)	18,000	32
CapitaCommercial Trust (Æ)(ö)	18,000	31
CapitaLand, Ltd. (Ñ)	1,319,000	6,434
CapitaMall Trust (Æ)(ö)	23,000	56
Creative Technology, Ltd.	5,950	28
DBS Group Holdings, Ltd.	338,000	5,077
Flextronics International, Ltd. (Æ)(Ñ)	130,600	1,459
Fraser and Neave, Ltd.	53,000	181
Jardine Cycle & Carriage, Ltd.	22,000	232
Keppel Corp., Ltd.	52,000	454
NatSteel, Ltd.	48,000	56
Neptune Orient Lines, Ltd.	76,000	276
Olam International, Ltd.	48,000	94
Oversea-Chinese Banking Corp.	887,800	5,266
Pacific Century Regional Developments, Ltd. (Æ)	322,000	85
Singapore Airlines, Ltd.	34,000	429
Singapore Telecommunications, Ltd.	2,541,310	5,793
STATS ChipPAC, Ltd. (Æ)(Ñ)	74,936	84
Suntec Real Estate Investment Trust (Æ)(ö)	14,000	17
United Overseas Bank, Ltd.	50,000	732
Wing Tai Holdings, Ltd.	73,000	178

		27,108

International Securities Fund	35

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Africa - 0.1%
MTN Group, Ltd.	218,500	3,058
Sanlam, Ltd.	335,000	1,056
Standard Bank Group, Ltd.	36,800	523

		4,637

South Korea - 1.4%
Daelim Industrial Co.	15,316	2,624
Honam Petrochemical Corp.	9,400	1,291
Hynix Semiconductor, Inc. (Æ)(Ñ)	28,700	1,156
Hyundai Engineering & Construction Co., Ltd. (Æ)	30,800	2,671
Hyundai Heavy Industries	9,650	3,712
Hyundai Mobis	13,890	1,498
Hyundai Motor Co.	65,273	5,740
Hyundai Motor Co. - GDR (Þ)	12,130	537
Industrial Bank of Korea (Ñ)	58,000	1,329
Kookmin Bank	9,300	804
Kookmin Bank - ADR	60,300	5,173
LG Electronics, Inc.	94,510	7,943
LG.Philips LCD Co., Ltd. (Æ)(Ñ)	54,797	2,554
POSCO	5,320	3,059
Samsung Electronics Co., Ltd.	22,254	14,650
Samsung Heavy Industries Co., Ltd.	46,860	2,552
Shinhan Financial Group Co., Ltd.	15,000	1,019

		58,312

Spain - 2.2%
Abengoa SA (Ñ)	11,982	571
Altadis SA	9,709	639
Avanzit SA (Æ)(Ñ)	166,597	1,190
Banco Bilbao Vizcaya Argentaria SA (Ñ)	232,871	5,690
Banco Santander Central Hispano SA (Ñ)	889,716	16,680
Endesa SA (Ñ)	25,913	1,398
Gamesa Corp. Tecnologica SA (Ñ)	193,132	7,785
Gestevision Telecinco SA (Ñ)	52,525	1,427
Grifols SA	25,879	546
Iberdrola SA (Ñ)	323,356	17,946
Iberia Lineas Aereas de Espana (Ñ)	409,724	1,930
Mapfre SA (Ñ)	199,846	925
Repsol YPF SA (Ñ)	246,962	9,304
Telefonica SA	916,552	21,398
Union Fenosa SA (Ñ)	21,562	1,175

		88,604

	Principal Amount ($) or Shares	Market Value $
Sweden - 1.3%
Alfa Laval AB	89,450	5,629
Atlas Copco AB Class A	68,500	1,177
Electrolux AB (Ñ)	200,300	5,060
JM AB	61,700	1,872
Nordea Bank AB (Ñ)	588,470	9,457
Sandvik AB	77,200	1,554
Scania AB Class B (Ñ)	103,400	2,448
Skandinaviska Enskilda Banken AB Class A	28,400	969
SKF AB Class B (Ñ)	90,200	1,900
Ssab Svenskt Stal AB
Class A (Ñ)	214,300	7,662
Class B	10,500	355
Svenska Cellulosa AB Class B	164,100	2,903
Telefonaktiebolaget LM Ericsson Class B	3,164,930	11,858
TeliaSonera AB (Ñ)	111,500	845
Volvo AB
Class A	8,300	153
Class B (Ñ)	37,650	685

		54,527

Switzerland - 6.7%
ABB, Ltd.	664,523	15,971
Actelion, Ltd. (Æ)	219,014	11,663
Clariant AG (Æ)	241,353	3,725
Compagnie Financiere Richemont SA Class A (Ñ)	67,090	4,204
Credit Suisse Group (Æ)	166,386	10,861
Geberit AG	10,070	1,654
Givaudan SA (Ñ)	8,210	7,689
Helvetia Holding AG	969	373
Holcim, Ltd.	160,225	16,999
Julius Baer Holding AG	284,700	19,893
Kudelski SA (Ñ)	9,261	313
Kuehne & Nagel International AG	20,167	1,969
Lonza Group AG (Ñ)	68,666	6,495
Nestle SA	133,859	51,139
Novartis AG	369,905	19,982
Roche Holding AG	233,035	41,268
Sonova Holding AG	21,383	2,057
Sulzer AG	927	1,226
Swatch Group AG	155,115	9,033
Swiss Reinsurance	204,669	17,487
Swisscom AG	3,686	1,252
Syngenta AG (Æ)	27,458	5,184

36	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UBS AG	282,306	15,661
Zurich Financial Services AG	10,534	3,064

		269,162

Taiwan - 0.4%
AU Optronics Corp.	1,024,000	1,744
China Steel Corp.	844,600	1,095
HON HAI Precision Industry Co., Ltd.	505,400	4,168
Siliconware Precision Industries Co.	936,110	1,778
Taiwan Semiconductor Manufacturing Co., Ltd.	587,924	1,159
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	335,260	3,403
United Microelectronics Corp.	1,801,000	1,001
United Microelectronics Corp. - ADR (Ñ)	1,131,180	3,654

		18,002

Thailand - 0.1%
Bangkok Bank PCL	742,110	2,796

Turkey - 0.1%
Turkcell Iletisim Hizmet AS	1	—
Turkiye Garanti Bankasi AS	538,300	3,662

		3,662

United Kingdom - 16.9%
3i Group PLC	3,763	81
Anglo American PLC	40,335	2,315
Antofagasta PLC	141,028	2,065
ARM Holdings PLC (Ñ)	1,771,975	5,261
AstraZeneca PLC	198,557	10,286
Atkins WS PLC	13,308	280
Autonomy Corp. PLC (Æ)	169,800	2,860
Aviva PLC	637,480	8,832
BAE Systems PLC	1,905,745	16,097
Barclays PLC	699,062	9,808
Berkeley Group Holdings PLC (Æ)	45,893	1,517
BG Group PLC	913,334	14,911
BHP Billiton PLC	310,619	9,156
BP PLC	2,013,229	23,373
BP PLC - ADR (Ñ)	90,840	6,304
Brit Insurance Holdings PLC	35,893	246
British Airways PLC (Æ)	167,917	1,349
British American Tobacco PLC	46,693	1,508
British Energy Group PLC	323,841	3,267
British Land Co. PLC (ö)	19,652	489
British Sky Broadcasting Group PLC	890,922	11,964
BT Group PLC	1,234,553	7,859

	Principal Amount ($) or Shares	Market Value $
Burberry Group PLC	343,788	4,384
Cadbury Schweppes PLC	722,302	8,986
Carnival PLC	2,259	99
Carphone Warehouse Group PLC (Ñ)	983,350	7,032
Centrica PLC	267,550	1,932
Charter PLC (Æ)	128,133	2,990
Compass Group PLC	674,341	4,548
CSR PLC (Æ)	121,987	1,764
Davis Service Group PLC	49,309	583
Diageo PLC	995,646	20,283
EMI Group PLC	23,772	122
Experian Group, Ltd.	123,158	1,412
Galiform PLC (Æ)	24,008	63
GKN PLC	758,174	5,857
GlaxoSmithKline PLC	2,161,417	55,129
Great Portland Estates PLC (ö)	4,547	59
Hammerson PLC (ö)	1,544	37
Hanson PLC	21,298	470
HBOS PLC	1,350,412	26,454
Home Retail Group PLC	520,708	4,302
HSBC Holdings PLC	525,717	9,761
Imperial Chemical Industries PLC	32,497	410
Inchcape PLC	22,176	205
Intercontinental Hotels Group PLC	6,005	137
International Power PLC	970,212	8,061
Invensys PLC (Æ)	8,640	65
Invesco PLC	812,469	10,218
Investec PLC	4,940	61
ITV PLC	915,088	1,885
J Sainsbury PLC	257,753	2,965
John Wood Group PLC	404,800	2,671
Johnson Matthey PLC	55,123	1,880
Kazakhmys PLC	49,178	1,263
Kesa Electricals PLC	293,988	1,908
Kingfisher PLC	1,656,487	7,146
Ladbrokes PLC	576,630	4,750
Land Securities Group PLC (ö)	23,318	791
Legal & General Group PLC	1,468,472	4,163
Liberty International PLC (ö)	2,234	46
Lloyds TSB Group PLC	1,240,390	13,912
Man Group PLC	1,124,320	12,776
Marston’s PLC	295,200	2,313
National Express Group PLC	50,522	1,160
Next PLC	141,062	5,367
Northern Rock PLC	251,504	4,088
Pearson PLC	34,020	546
Premier Farnell PLC	13,121	50
Reckitt Benckiser PLC	577,127	30,899
Reed Elsevier PLC	25,166	311
Resolution PLC	3,779	50

International Securities Fund	37

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Reuters Group PLC	38,225	478
Rio Tinto PLC	147,309	10,631
Royal & Sun Alliance Insurance Group PLC	547,110	1,462
Royal Bank of Scotland Group PLC	3,208,063	38,384
Royal Dutch Shell PLC
Class A	1,082	42,270
Class B	192,180	7,598
SABMiller PLC	145,883	3,754
Schroders PLC	200,915	5,022
Scottish & Newcastle PLC	19,700	236
Scottish & Southern Energy PLC	135,258	3,934
Smith & Nephew PLC	528,318	6,264
Smiths Group PLC (Æ)	332,248	7,040
Stagecoach Group PLC	313,460	1,320
Standard Chartered PLC	137,429	4,500
Standard Life PLC	37,481	233
Taylor Wimpey PLC	496,179	3,279
Tesco PLC	3,546,009	29,116
Trinity Mirror PLC	381,099	3,877
Tullett Prebon PLC	30,361	248
Unilever PLC	638,966	19,888
Vodafone Group PLC	5,195,181	15,763
Vodafone Group PLC - ADR (Ñ)	386,730	11,737
Weir Group PLC (The)	6,108	91
Whitbread PLC	3,150	106
William Hill PLC	715,384	8,668
Wolseley PLC	18,352	399
WPP Group PLC	1,424,629	20,412
Xstrata PLC	238,368	15,143

		678,045

United States - 0.2%
Las Vegas Sands Corp. (Æ)(Ñ)	41,332	3,606
Mettler Toledo International, Inc. (Æ)	24,500	2,332
Synthes, Inc.	21,369	2,486

		8,424

Total Common Stocks
(cost $2,997,771)		3,682,601

Preferred Stocks - 0.6%
Brazil - 0.2%
Banco Itau Holding Financeira SA	109,200	5,013
Petroleo Brasileiro SA	44,300	1,240
Usinas Siderurgicas de Minas Gerais SA	41,200	2,531

		8,784

	Principal Amount ($) or Shares	Market Value $
Germany - 0.4%
Henkel KGaA (Ñ)	214,138	11,555
Hugo Boss AG (Ñ)	30,175	1,823
Volkswagen AG	6,009	675

		14,053

South Korea - 0.0%
Hyundai Motor Co.	21,000	1,023
Samsung Electronics Co., Ltd.	1,600	796

		1,819

Total Preferred Stocks
(cost $20,494)		24,656

	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
Belgium - 0.0%
Bel 20 Index Futures Aug 2007 4,589.63 (EUR) Call (33)	2,072	226

Total Options Purchased
(cost $228)		226

	Principal Amount ($) or Shares
Warrants & Rights - 0.2%
Australia - 0.0%
Westfield Group Right (Æ)	4,144	—

Sweden - 0.0%
Ssab Svenskt Stal AB Right (Æ)	142,400	484

United States - 0.2%
Bharti Airtel, Ltd. (Æ)(þ) 2012 Warrants	134,300	3,079
Reliance Communications, Ltd. (Æ) 2011 Warrants	204,272	2,840

		6,403

Total Warrants & Rights
(cost $4,016)		6,403

38	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 6.8%
United States - 6.8%
Russell Investment Company Money Market Fund	258,444,000	258,444
United States Treasury Bills (ç)(ž)(§)
4.644% due 09/27/07	15,000	14,893

Total Short-Term Investments
(cost $273,337)		273,337

Other Securities - 22.7%
Russell Investment Company Money Market Fund (×)	155,219,246	155,219
State Street Securities Lending Quality Trust (×)	753,598,079	753,598

Total Other Securities
(cost $908,817)		908,817

Total Investments - 122.1%
(identified cost $4,204,663)		4,896,040

Other Assets and Liabilities, Net - (22.1%)		(887,225)

Net Assets - 100.0%		4,008,815

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	39

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands) expiration date 08/07 (100)	14,544	(669)
CAC-40 Index (France) expiration date 08/07 (414)	32,668	(1,946)
DAX Index (Germany) expiration date 09/07 (247)	64,358	(1,298)
EUR STOXX 50 Index (EMU) expiration date 09/07 (913)	54,090	(1,482)
FTSE-100 Index (UK) expiration date 09/07 (437)	56,419	(2,311)
Hang Seng Index (Hong Kong) expiration date 08/07 (42)	6,230	(32)
OMX Stockholm 30 Index (Sweden) expiration date 08/07 (1,003)	18,343	(722)
MSCI Singapore Index expiration date 08/07 (7)	400	(3)
SPI 200 Index (Australia) expiration date 09/07 (125)	16,394	(580)
TOPIX Index (Japan) expiration date 09/07 (631)	90,438	(3,452)

Short Positions
FTSE-100 Index (UK) expiration date 09/07 (258)	33,309	1,293
IBEX Plus Index (Spain) expiration date 08/07 (107)	21,661	479
MIB-30 (Italy) expiration date 09/07 (69)	19,088	618
SPI 200 Index (Australia) expiration date 09/07 (213)	27,936	1,098

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(9,007)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Belgium
Bel 20 Index Futures
Aug 2007 4,589.63 (EUR) Put (33)	2,072	(226)

Total Liability for Options Written (premiums received $228)		(226)

See accompanying notes which are an integral part of the financial statements.

40	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	154	AUD	180	08/03/07	(1)
USD	207	AUD	248	09/19/07	4
USD	315	AUD	375	09/19/07	4
USD	347	AUD	400	09/19/07	(7)
USD	419	AUD	500	09/19/07	6
USD	438	AUD	500	09/19/07	(12)
USD	845	AUD	1,000	09/19/07	7
USD	860	AUD	1,000	09/19/07	(9)
USD	878	AUD	1,000	09/19/07	(27)
USD	1,002	AUD	1,191	09/19/07	12
USD	1,221	AUD	1,433	09/19/07	(1)
USD	1,231	AUD	1,466	09/19/07	16
USD	1,250	AUD	1,500	09/19/07	26
USD	2,785	AUD	3,320	09/19/07	40
USD	4,903	AUD	5,833	09/19/07	61
USD	6,548	AUD	7,800	09/19/07	90
USD	7,130	AUD	8,489	09/19/07	93
USD	9,499	AUD	11,310	09/19/07	125
USD	10,326	AUD	12,300	09/19/07	140
USD	61	BRL	115	08/01/07	(1)
USD	74	BRL	138	08/01/07	—
USD	113	CAD	120	08/03/07	—
USD	120	CHF	144	08/02/07	—
USD	124	CHF	150	08/02/07	1
USD	103	CHF	124	08/03/07	—
USD	378	CHF	455	08/03/07	—
USD	1,523	CHF	1,876	09/19/07	44
USD	1,971	CHF	2,426	09/19/07	56
USD	2,628	CHF	3,236	09/19/07	75
USD	3,636	CHF	4,405	09/19/07	43
USD	3,639	CHF	4,405	09/19/07	41
USD	3,639	CHF	4,405	09/19/07	40
USD	9,873	CHF	11,957	09/19/07	114
USD	10,409	CHF	12,819	09/19/07	297
USD	13,428	CHF	16,266	09/19/07	158
USD	18,192	CHF	22,027	09/19/07	206
USD	19,513	CHF	24,023	09/19/07	551
USD	28,253	CHF	34,791	09/19/07	805
USD	110,069	CHF	135,613	09/19/07	3,199
USD	55	DKK	296	08/02/07	—
USD	169	DKK	937	09/19/07	3
USD	698	DKK	3,868	09/19/07	14
USD	377	EUR	276	08/01/07	—
USD	436	EUR	319	08/01/07	1
USD	494	EUR	362	08/01/07	1
USD	781	EUR	572	08/01/07	2
USD	2,086	EUR	1,524	08/01/07	(1)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	105	EUR	76	08/02/07	—
USD	899	EUR	657	08/02/07	—
USD	8,215	EUR	5,990	08/02/07	(19)
USD	337	EUR	246	08/03/07	(1)
USD	1,347	EUR	1,000	09/19/07	24
USD	1,353	EUR	1,000	09/19/07	18
USD	2,761	EUR	2,000	09/19/07	(20)
USD	3,510	EUR	2,612	09/19/07	69
USD	4,006	EUR	3,000	09/19/07	105
USD	4,059	EUR	3,000	09/19/07	52
USD	4,416	EUR	3,286	09/19/07	87
USD	5,393	EUR	4,000	09/19/07	89
USD	5,540	EUR	4,000	09/19/07	(59)
USD	6,910	EUR	5,000	09/19/07	(58)
USD	7,458	EUR	5,551	09/19/07	149
USD	7,876	EUR	5,700	09/19/07	(64)
USD	8,286	EUR	6,000	09/19/07	(64)
USD	10,667	EUR	7,900	09/19/07	141
USD	15,020	EUR	11,179	09/19/07	300
USD	15,156	EUR	11,200	09/19/07	193
USD	16,396	EUR	12,199	09/19/07	322
USD	16,407	EUR	12,008	09/19/07	49
USD	41,793	EUR	30,900	09/19/07	552
USD	43,893	EUR	32,665	09/19/07	870
USD	104,455	EUR	77,200	09/19/07	1,340
USD	77	GBP	38	08/01/07	—
USD	176	GBP	87	08/01/07	—
USD	154	GBP	76	08/02/07	1
USD	649	GBP	319	08/03/07	(1)
USD	26	GBP	13	09/19/07	—
USD	30	GBP	15	09/19/07	—
USD	75	GBP	37	09/19/07	—
USD	796	GBP	400	09/19/07	16
USD	988	GBP	500	09/19/07	27
USD	1,422	GBP	700	09/19/07	(1)
USD	1,990	GBP	1,000	09/19/07	40
USD	2,050	GBP	1,000	09/19/07	(21)
USD	2,959	GBP	1,500	09/19/07	85
USD	3,243	GBP	1,625	09/19/07	57
USD	4,044	GBP	2,000	09/19/07	15
USD	5,340	GBP	2,699	09/19/07	138
USD	6,270	GBP	3,119	09/19/07	60
USD	7,894	GBP	4,000	09/19/07	224
USD	10,552	GBP	5,300	09/19/07	205
USD	13,899	GBP	6,910	09/19/07	126
USD	14,335	GBP	7,200	09/19/07	278
USD	14,525	GBP	7,339	09/19/07	371

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	41

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	14,911	GBP	7,577	09/19/07	467
USD	20,600	GBP	10,409	09/19/07	527
USD	35,861	GBP	18,129	09/19/07	934
USD	47,670	GBP	24,091	09/19/07	1,227
USD	58,136	GBP	29,200	09/19/07	1,129
USD	50	HKD	389	09/19/07	—
USD	52	HKD	402	09/19/07	—
USD	141	HKD	1,102	09/19/07	—
USD	166	HKD	1,295	09/19/07	—
USD	192	HKD	1,501	09/19/07	—
USD	355	HKD	2,766	09/19/07	(1)
USD	1,242	HKD	9,689	09/19/07	(3)
USD	137	IDR	1,276,632	08/03/07	1
USD	128	JPY	15,293	08/01/07	1
USD	154	JPY	18,279	08/01/07	—
USD	293	JPY	34,824	08/01/07	1
USD	296	JPY	35,070	08/01/07	—
USD	3,616	JPY	429,318	08/01/07	8
USD	137	JPY	16,290	08/02/07	1
USD	182	JPY	21,526	08/02/07	—
USD	2,135	JPY	254,000	08/03/07	9
USD	213	JPY	26,023	09/19/07	8
USD	328	JPY	39,909	09/19/07	11
USD	1,074	JPY	130,000	09/19/07	31
USD	1,652	JPY	200,000	09/19/07	47
USD	2,493	JPY	300,000	09/19/07	56
USD	2,501	JPY	300,000	09/19/07	48
USD	2,509	JPY	300,000	09/19/07	40
USD	2,617	JPY	320,000	09/19/07	84
USD	3,294	JPY	400,000	09/19/07	104
USD	4,098	JPY	500,000	09/19/07	150
USD	5,024	JPY	600,000	09/19/07	74
USD	5,153	JPY	605,955	09/19/07	(5)
USD	8,782	JPY	1,050,000	09/19/07	139
USD	13,714	JPY	1,674,514	09/19/07	514
USD	18,048	JPY	2,120,842	09/19/07	(28)
USD	23,348	JPY	2,851,937	09/19/07	883
USD	25,289	JPY	2,971,300	09/19/07	(43)
USD	30,938	JPY	3,635,729	09/19/07	(48)
USD	48,165	JPY	5,886,882	09/19/07	1,852
USD	55,207	JPY	6,600,000	09/19/07	869
USD	1,315	NZD	1,763	09/19/07	23
USD	2,191	NZD	2,938	09/19/07	38
USD	2,343	NZD	3,138	09/19/07	38
USD	2,412	NZD	3,232	09/19/07	40
USD	3,285	NZD	4,407	09/19/07	59
USD	6,575	NZD	8,814	09/19/07	113

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	7,887	NZD	10,577	09/19/07	138
USD	11,392	NZD	15,278	09/19/07	200
USD	2,133	SEK	14,328	08/02/07	(7)
USD	631	SEK	4,241	08/03/07	(2)
USD	208	SEK	1,392	09/19/07	(1)
USD	471	SEK	3,305	09/19/07	21
USD	511	SEK	3,425	09/19/07	(1)
USD	544	SEK	3,814	09/19/07	24
USD	14,821	SEK	104,034	09/19/07	655
USD	20,106	SEK	141,075	09/19/07	880
USD	93	SGD	141	09/19/07	—
USD	187	SGD	285	09/19/07	2
USD	1,596	SGD	2,442	09/19/07	22
USD	2,558	SGD	3,915	09/19/07	35
USD	4,270	SGD	6,518	09/19/07	47
USD	5,829	SGD	8,895	09/19/07	62
USD	6,902	SGD	10,533	09/19/07	74
USD	17,204	SGD	26,263	09/19/07	191
USD	22,062	SGD	33,689	09/19/07	250
USD	41	TRY	53	08/01/07	—
USD	136	TRY	173	08/02/07	(1)
AUD	79	USD	68	08/02/07	—
AUD	515	USD	442	08/02/07	3
AUD	190	USD	163	09/19/07	1
AUD	410	USD	351	09/19/07	2
AUD	500	USD	418	09/19/07	(8)
AUD	500	USD	422	09/19/07	(3)
AUD	500	USD	429	09/19/07	3
AUD	750	USD	633	09/19/07	(6)
AUD	800	USD	701	09/19/07	20
AUD	800	USD	683	09/19/07	2
AUD	1,000	USD	835	09/19/07	(16)
AUD	1,222	USD	1,026	09/19/07	(13)
AUD	1,500	USD	1,284	09/19/07	8
AUD	1,900	USD	1,594	09/19/07	(22)
AUD	2,000	USD	1,678	09/19/07	(24)
AUD	8,605	USD	7,231	09/19/07	(91)
AUD	9,079	USD	7,626	09/19/07	(99)
AUD	16,230	USD	13,640	09/19/07	(171)
AUD	26,958	USD	22,642	09/19/07	(297)
CAD	1,255	USD	1,179	08/01/07	2
CAD	1,435	USD	1,345	08/02/07	—
CHF	545	USD	451	08/02/07	(3)
CHF	832	USD	692	08/03/07	—
CHF	175	USD	145	08/06/07	—
CHF	1,034	USD	861	08/06/07	—
CHF	935	USD	774	09/19/07	(7)

See accompanying notes which are an integral part of the financial statements.

42	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
CHF	12,734	USD	10,343	09/19/07	(293)
CHF	14,934	USD	12,080	09/19/07	(393)
CHF	15,788	USD	12,770	09/19/07	(417)
CHF	17,920	USD	14,495	09/19/07	(472)
CHF	25,886	USD	21,521	09/19/07	(100)
CHF	36,915	USD	29,973	09/19/07	(859)
CHF	61,496	USD	49,942	09/19/07	(1,422)
DKK	25	USD	4	09/19/07	—
DKK	666	USD	122	09/19/07	—
DKK	740	USD	136	09/19/07	—
DKK	1,501	USD	275	09/19/07	(1)
DKK	1,606	USD	290	09/19/07	(6)
DKK	3,158	USD	570	09/19/07	(12)
DKK	5,335	USD	963	09/19/07	(19)
EUR	1	USD	1	08/01/07	—
EUR	329	USD	451	08/01/07	1
EUR	354	USD	484	08/01/07	—
EUR	969	USD	1,326	08/01/07	—
EUR	138	USD	189	08/02/07	—
EUR	967	USD	1,325	08/02/07	3
EUR	1,036	USD	1,417	08/02/07	(1)
EUR	58	USD	80	08/03/07	—
EUR	100	USD	137	09/19/07	—
EUR	600	USD	818	09/19/07	(4)
EUR	800	USD	1,092	09/19/07	(5)
EUR	1,000	USD	1,349	09/19/07	(22)
EUR	1,000	USD	1,353	09/19/07	(18)
EUR	1,100	USD	1,484	09/19/07	(21)
EUR	1,231	USD	1,655	09/19/07	(32)
EUR	1,500	USD	2,057	09/19/07	1
EUR	2,000	USD	2,714	09/19/07	(27)
EUR	2,000	USD	2,729	09/19/07	(12)
EUR	2,000	USD	2,733	09/19/07	(8)
EUR	2,000	USD	2,733	09/19/07	(8)
EUR	3,000	USD	4,142	09/19/07	31
EUR	3,271	USD	4,462	09/19/07	(20)
EUR	4,000	USD	5,402	09/19/07	(79)
EUR	4,000	USD	5,428	09/19/07	(54)
EUR	4,000	USD	5,496	09/19/07	15
EUR	5,000	USD	6,822	09/19/07	(30)
EUR	5,900	USD	7,989	09/19/07	(96)
EUR	6,000	USD	8,117	09/19/07	(106)
EUR	6,000	USD	8,122	09/19/07	(100)
EUR	6,850	USD	9,207	09/19/07	(181)
EUR	7,000	USD	9,473	09/19/07	(120)
EUR	12,000	USD	16,245	09/19/07	(199)
EUR	13,757	USD	18,804	09/19/07	(49)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	16,360	USD	21,842	09/19/07	(578)
EUR	19,811	USD	26,636	09/19/07	(513)
EUR	28,212	USD	38,562	09/19/07	(100)
EUR	43,895	USD	58,995	09/19/07	(1,158)
GBP	15	USD	30	08/01/07	—
GBP	124	USD	251	08/01/07	(1)
GBP	162	USD	329	08/01/07	—
GBP	13	USD	26	08/02/07	—
GBP	227	USD	463	08/02/07	1
GBP	37	USD	75	08/03/07	—
GBP	280	USD	569	08/03/07	1
GBP	500	USD	1,014	09/19/07	(1)
GBP	500	USD	1,015	09/19/07	—
GBP	700	USD	1,393	09/19/07	(28)
GBP	700	USD	1,400	09/19/07	(20)
GBP	700	USD	1,431	09/19/07	10
GBP	900	USD	1,792	09/19/07	(35)
GBP	918	USD	1,850	09/19/07	(13)
GBP	1,000	USD	1,989	09/19/07	(41)
GBP	1,000	USD	1,990	09/19/07	(39)
GBP	1,000	USD	2,015	09/19/07	(15)
GBP	1,000	USD	2,015	09/19/07	(14)
GBP	1,500	USD	2,986	09/19/07	(59)
GBP	1,500	USD	3,024	09/19/07	(21)
GBP	2,000	USD	3,955	09/19/07	(104)
GBP	2,000	USD	3,981	09/19/07	(78)
GBP	2,400	USD	4,768	09/19/07	(104)
GBP	4,608	USD	9,322	09/19/07	(32)
GBP	6,229	USD	12,332	09/19/07	(311)
GBP	7,300	USD	14,532	09/19/07	(284)
GBP	8,407	USD	16,639	09/19/07	(425)
GBP	10,086	USD	19,960	09/19/07	(510)
GBP	10,313	USD	20,854	09/19/07	(77)
GBP	21,740	USD	43,030	09/19/07	(1,093)
GBP	32,894	USD	65,099	09/19/07	(1,664)
GBP	15,842	USD	32,143	10/31/07	13
HKD	7,745	USD	990	08/02/07	—
HKD	471	USD	60	09/19/07	—
HKD	1,075	USD	138	09/19/07	—
HKD	11,759	USD	1,508	09/19/07	3
JPY	82,792	USD	696	08/01/07	(3)
JPY	53,756	USD	451	08/02/07	(2)
JPY	138,657	USD	1,171	08/02/07	—
JPY	61,424	USD	517	08/03/07	(2)
JPY	166,619	USD	1,398	08/03/07	(9)
JPY	39,823	USD	326	09/19/07	(12)
JPY	50,000	USD	413	09/19/07	(12)

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	43

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPY	50,000	USD	424	09/19/07	—
JPY	50,980	USD	419	09/19/07	(14)
JPY	100,000	USD	820	09/19/07	(29)
JPY	100,000	USD	836	09/19/07	(14)
JPY	127,017	USD	1,038	09/19/07	(41)
JPY	135,000	USD	1,107	09/19/07	(33)
JPY	142,365	USD	1,163	09/19/07	(46)
JPY	150,000	USD	1,267	09/19/07	(7)
JPY	200,000	USD	1,650	09/19/07	(49)
JPY	200,000	USD	1,650	09/19/07	(49)
JPY	200,000	USD	1,670	09/19/07	(30)
JPY	200,000	USD	1,678	09/19/07	(22)
JPY	250,000	USD	2,082	09/19/07	(42)
JPY	250,000	USD	2,109	09/19/07	(15)
JPY	267,204	USD	2,187	09/19/07	(83)
JPY	300,000	USD	2,497	09/19/07	(52)
JPY	350,000	USD	2,870	09/19/07	(104)
JPY	400,000	USD	3,332	09/19/07	(67)
JPY	783,119	USD	6,410	09/19/07	(244)
JPY	950,000	USD	7,942	09/19/07	(129)
JPY	2,130,603	USD	17,431	09/19/07	(672)
JPY	2,741,994	USD	22,450	09/19/07	(847)
JPY	3,616,704	USD	29,578	09/19/07	(1,151)
JPY	11,065,686	USD	90,601	09/19/07	(3,417)
NOK	9,215	USD	1,584	08/03/07	3
NZD	1,207	USD	936	09/19/07	20
NZD	1,207	USD	937	09/19/07	21
NZD	1,207	USD	939	09/19/07	23
NZD	2,093	USD	1,589	09/19/07	1
NZD	2,415	USD	1,868	09/19/07	36
NZD	6,037	USD	4,688	09/19/07	107
NZD	7,169	USD	5,567	09/19/07	128
NZD	7,244	USD	5,628	09/19/07	131
SEK	9,980	USD	1,483	08/03/07	2
SEK	4,817	USD	715	09/19/07	(1)
SEK	6,853	USD	977	09/19/07	(43)
SEK	11,705	USD	1,669	09/19/07	(72)
SEK	14,238	USD	2,029	09/19/07	(89)
SEK	40,145	USD	5,724	09/19/07	(249)
SEK	78,957	USD	11,259	09/19/07	(487)
SEK	100,330	USD	14,298	09/19/07	(627)
SGD	4,215	USD	2,781	08/03/07	1
SGD	12	USD	8	09/19/07	—
SGD	141	USD	93	09/19/07	—
SGD	1,464	USD	963	09/19/07	(6)
SGD	3,170	USD	2,077	09/19/07	(22)
SGD	4,728	USD	3,112	09/19/07	(20)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

SGD	8,854	USD	5,798	09/19/07	(67)
SGD	11,263	USD	7,374	09/19/07	(86)
SGD	16,056	USD	10,519	09/19/07	(115)
SGD	23,030	USD	15,085	09/19/07	(168)
SGD	23,962	USD	15,692	09/19/07	(178)
THB	10,354	USD	305	08/03/07	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					1,799

See accompanying notes which are an integral part of the financial statements.

44	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	572	1 Month EUR LIBOR plus 0.15%	09/19/07	(28)
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	6,684	1 Month EUR LIBOR plus 0.12%	09/24/07	(329)
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	20,739	1 Month Copenhagen InterBank Rate minus 0.90%	09/24/07	76

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(281)

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	7.0	282,433
Consumer Discretionary	9.2	369,396
Consumer Staples	7.7	310,234
Financial Services	20.9	835,897
Health Care	5.7	229,183
Integrated Oils	5.6	224,166
Materials and Processing	12.2	488,525
Miscellaneous	0.9	34,736
Other Energy	1.6	63,608
Producer Durables	7.8	314,216
Technology	3.9	157,305
Utilities	9.9	397,558
Options Purchased	—	226
Warrants & Rights	0.2	6,403
Short-Term Investments	6.8	273,337
Other Securities	22.7	908,817

Total Investments	122.1	4,896,040
Other Assets and Liabilities, Net	(22.1)	(887,225)

Net Assets	100.0	4,008,815

Geographic Diversification	% of Net Assets	Market Value $

Africa	0.1	5,111
Asia	9.2	370,505
Europe	43.5	1,742,321
Japan	16.3	651,925
Latin America	3.7	148,900
Middle East	0.1	4,859
Netherlands Antilles	0.3	13,624
Other Regions	9.3	371,933
United Kingdom	16.9	678,045
Other Securities	22.7	908,817

Total Investments	122.1	4,896,040
Other Assets and Liabilities, Net	(22.1)	(887,225)

Net Assets	100.0	4,008,815

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	45

Russell Investment Company

Global Equity Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.3%
Australia - 0.3%
Centennial Coal Co., Ltd. (Ñ)	218,576	625
Commonwealth Bank of Australia	13,099	602
Incitec Pivot, Ltd.	23,637	1,521
Sally Malay Mining, Ltd. (Æ)(Ñ)	163,840	526

		3,274

Austria - 0.7%
Erste Bank der Oesterreichischen Sparkassen AG (Ñ)	93,669	7,057

Belgium - 0.3%
Fortis (Ñ)	12,019	477
Mobistar SA	37,136	2,904

		3,381

Bermuda - 3.1%
Axis Capital Holdings, Ltd.	120,400	4,437
Covidien, Ltd. Class W (Æ)	48,537	1,988
Everest Re Group, Ltd.	33,162	3,258
GOME Electrical Appliances Holdings, Ltd.	2,430,000	3,944
Guoco Group, Ltd.	21,555	316
Marvell Technology Group, Ltd. (Æ)(Ñ)	285,900	5,146
Pacific Basin Shipping, Ltd.	2,071,529	3,035
RenaissanceRe Holdings, Ltd.	30,600	1,759
Tyco Electronics, Ltd. Class W (Æ)	40,447	1,449
Tyco International, Ltd. Class W (Æ)	112,347	5,313

		30,645

Brazil - 1.6%
Banco Itau Holding Financeira SA - ADR	90,600	4,144
Petroleo Brasileiro SA - ADR	76,800	4,289
Submarino SA	99,400	4,170
Tam SA - ADR (Æ)	127,400	3,452

		16,055

British Virgin Islands - 0.2%
UTI Worldwide, Inc. (Ñ)	99,800	2,508

Canada - 1.7%
ARC Energy Trust	75,900	1,520
Breakwater Resources, Ltd. (Æ)	532,800	1,678
Cott Corp. (Æ)(Ñ)	28,900	355
Husky Energy, Inc. (Ñ)	37,400	1,481
Power Corp. of Canada (Ñ)	108,000	3,928

	Principal Amount ($) or Shares	Market Value $
PrimeWest Energy Trust	32,900	677
Rogers Communications, Inc. Class B	87,200	3,942
Sherritt International Corp.	41,600	635
Superior Plus Income Fund	41,600	583
Yellow Pages Income Fund	157,400	1,980

		16,779

Cayman Islands - 1.7%
ACE, Ltd.	98,300	5,674
Foxconn International Holdings, Ltd. (Æ)	186,000	536
GlobalSantaFe Corp. (Ñ)	48,100	3,449
Noble Corp. (Ñ)	29,700	3,043
Tencent Holdings, Ltd.	855,000	3,911
XL Capital, Ltd. Class A	8,800	685

		17,298

China - 0.5%
China Shenhua Energy Co., Ltd.	1,223,500	4,814

Denmark - 0.2%
Bavarian Nordic A/S (Æ)(Ñ)	7,825	636
D/S Norden A/S	13,550	1,125

		1,761

Egypt - 0.4%
Orascom Telecom Holding SAE	265,000	3,574

Finland - 0.5%
Nokia OYJ	160,106	4,580

France - 5.1%
Accor SA	40,000	3,420
Alcatel-Lucent - ADR	192,650	2,235
AXA SA (Ñ)	86,400	3,362
BNP Paribas (Ñ)	7,663	842
Carrefour SA (Ñ)	32,628	2,327
Credit Agricole SA	17,738	677
JC Decaux SA (Ñ)	111,600	3,488
Nexans SA (Ñ)	4,419	780
Pernod-Ricard SA (Ñ)	10,100	2,117
Recylex SA (Æ)	29,471	1,081
Sanofi-Aventis (Ñ)	36,191	3,025
Schneider Electric SA (Ñ)	79,100	10,594
Societe Generale (Ñ)	30,330	5,193
Total SA (Ñ)	76,622	6,060
Vivendi Universal SA	130,394	5,533

		50,734

46	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 2.6%
Allianz SE (Ñ)	46,806	9,850
Deutsche Beteiligungs AG	18,568	672
Deutsche Telekom AG	161,071	2,757
E.ON AG	20,600	3,250
Metro AG (Ñ)	70,732	5,477
Salzgitter AG	7,656	1,550
Siemens AG	21,076	2,648

		26,204

Greece - 0.5%
Aluminium of Greece S.A.I.C.	11,746	242
National Bank of Greece SA	85,700	5,071

		5,313

Hong Kong - 0.4%
Cheung Kong Holdings, Ltd.	127,157	1,783
Hang Lung Group, Ltd.	383,069	1,874

		3,657

Ireland - 0.6%
Anglo Irish Bank Corp. PLC	214,778	3,958
Anglo Irish Bank Corp. PLC (Ñ)	117,322	2,169
C&C Group PLC	36,047	296

		6,423

Italy - 2.5%
Alleanza Assicurazioni SpA (Ñ)	245,253	3,082
Banco Popolare Scarl (Æ)(Ñ)	168,689	4,165
EEMS Italia SpA (Æ)	71,192	541
Enel SpA	234,882	2,423
ENI SpA (Ñ)	114,549	4,003
Mediaset SpA (Ñ)	466,420	4,867
Telecom Italia SpA (Ñ)	2,542,269	5,469

		24,550

Japan - 8.5%
A&D Co., Ltd. (Ñ)	26,100	412
Astellas Pharma, Inc.	76,400	3,135
Bosch Corp. (Ñ)	98,000	511
Canon, Inc.	25,000	1,328
Daiwa House Industry Co., Ltd.	113,000	1,484
Eizo Nanao Corp.	17,500	568
Fuji Machine Manufacturing Co., Ltd.	29,000	669
Fuji Television Network, Inc.	1,677	3,391
FUJIFILM Holdings Corp.	25,100	1,094
Itochu Corp.	469,000	5,887
JFE Holdings, Inc.	20,000	1,373

	Principal Amount ($) or Shares	Market Value $
Joyo Bank, Ltd. (The) (Ñ)	363,000	2,113
Jupiter Telecommunications Co., Ltd. (Æ)	2,400	1,826
Marubeni Corp.	88,000	848
MID Reit, Inc. Class A (ö)	355	1,636
Mitsubishi Estate Co., Ltd.	209,000	5,311
Mitsui & Co., Ltd.	159,000	3,774
New City Residence Investment Corp. Class A (ö)	311	1,620
Nintendo Co., Ltd. (Ñ)	6,600	3,232
Nippon Commercial Investment Corp. (ö)	368	1,589
Nippon Residential Investment Corp. Class A (ö)	291	1,593
Nipponkoa Insurance Co., Ltd. (Ñ)	613,170	5,605
Nipro Corp. (Ñ)	54,000	1,135
Nissin Kogyo Co., Ltd. (Ñ)	21,800	642
Ricoh Co., Ltd.	22,000	478
Seven & I Holdings Co., Ltd. (Ñ)	188,900	5,312
Shima Seiki Manufacturing, Ltd. (Ñ)	18,700	816
Sony Corp. (Ñ)	53,100	2,809
Sumitomo Corp. (Ñ)	188,400	3,646
Sumitomo Metal Industries, Ltd.	274,000	1,593
Sumitomo Trust & Banking Co., Ltd. (The)	519,000	4,402
Taiyo Yuden Co., Ltd. (Ñ)	76,000	1,643
Takata Corp. (Ñ)	24,100	807
Toho Pharmaceutical Co., Ltd. (Ñ)	29,500	486
Tokyo Electric Power Co., Inc. (The) (Ñ)	70,000	1,865
Toyota Motor Corp.	100,400	6,075
West Japan Railway Co.	670	3,033
Yamaha Motor Co., Ltd.	15,300	431

		84,172

Mexico - 1.9%
America Movil SAB de CV Series L	205,100	12,281
Grupo Financiero Banorte SAB de CV Class O	1,371,000	6,198

		18,479

Netherlands - 2.1%
Corporate Express (Ñ)	277,350	3,761
Heineken NV (Ñ)	76,391	4,844
ING Groep NV (Ñ)	121,894	5,156
Koninklijke Philips Electronics NV	63,362	2,554
TomTom NV (Æ)(Ñ)	68,976	4,455
USG People NV (Ñ)	15,320	597

		21,367

Global Equity Fund	47

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Netherlands Antilles - 0.6%
Schlumberger, Ltd.	65,200	6,176

Norway - 0.5%
Telenor ASA (Æ)	259,900	4,744

Oman - 0.2%
Bank Muscat SAOG - GDR	123,855	1,748

Russia - 0.5%
Gazprom OAO - ADR	118,200	5,092

Singapore - 0.4%
DBS Group Holdings, Ltd.	106,000	1,592
Flextronics International, Ltd. (Æ)	206,900	2,311

		3,903

South Korea - 0.5%
Kookmin Bank - ADR	41,977	3,601
Samsung Electronics Co., Ltd.	2,127	1,400

		5,001

Spain - 1.8%
Telefonica SA (Ñ)	770,264	17,982

Sweden - 1.8%
Atlas Copco AB Class A (Æ)	309,800	5,323
JM AB	19,800	601
Modern Times Group AB Class B	10,100	620
Nordea Bank AB	192,281	3,090
Peab AB	21,900	665
Skandinaviska Enskilda Banken AB Class A	71,600	2,443
Telefonaktiebolaget LM Ericsson Series B Class B	1,294,555	4,850

		17,592

Switzerland - 4.3%
Clariant AG (Æ)	184,701	2,851
Credit Suisse Group (Æ)	24,042	1,569
EMS-Chemie Holding AG	2,194	304
Galenica AG	1,743	606
Nestle SA	13,213	5,048
Novartis AG	69,837	3,773
Swiss Life Holding (Æ)	14,203	3,502
Swiss Reinsurance	60,639	5,181
Swisscom AG	12,007	4,078
Temenos Group AG (Æ)	27,156	665

	Principal Amount ($) or Shares	Market Value $
UBS AG	186,900	10,369
Zurich Financial Services AG	16,617	4,834

		42,780

Taiwan - 0.2%
United Microelectronics Corp. - ADR (Ñ)	778,443	2,514

Thailand - 0.2%
Bangkok Bank PCL	528,600	1,991

Turkey - 0.3%
Turkiye Garanti Bankasi AS	489,900	3,332

United Kingdom - 8.5%
Amdocs, Ltd. (Æ)(Ñ)	93,800	3,395
AstraZeneca PLC	17,472	905
BHP Billiton PLC	176,600	5,205
BP PLC - ADR	60,786	4,219
British Energy Group PLC	51,401	519
Britvic PLC	73,402	471
Cadbury Schweppes PLC	502,542	6,252
Diageo PLC	326,635	6,654
GlaxoSmithKline PLC	311,186	7,937
HBOS PLC	223,957	4,387
Kingfisher PLC	1,276,132	5,505
Lloyds TSB Group PLC	51,706	580
Marston’s PLC	69,998	549
Rio Tinto PLC	110,700	7,989
Royal Bank of Scotland Group PLC	398,101	4,763
Scottish & Southern Energy PLC	89,122	2,592
Venture Production PLC	117,918	1,841
Vodafone Group PLC	588,246	1,785
Vodafone Group PLC - ADR	219,693	6,668
WM Morrison Supermarkets PLC	538,147	3,266
WPP Group PLC	460,718	6,601
Xstrata PLC	44,774	2,844

		84,927

United States - 34.1%
Aetna, Inc.	84,400	4,057
Alon USA Energy, Inc.	27,900	995
Altria Group, Inc.	37,731	2,508
AMBAC Financial Group, Inc.	86,390	5,801
American Exploration Co. (Æ)(Ñ)	164,629	2,601
American International Group, Inc.	51,600	3,312
American Tower Corp. Class A (Æ)	371,900	15,493
Anheuser-Busch Cos., Inc.	39,600	1,931

48	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Anixter International, Inc. (Æ)	8,500	703
Apache Corp.	65,524	5,297
AT&T, Inc.	201,100	7,875
Bank of America Corp.	111,600	5,292
Bear Stearns Cos., Inc. (The)	12,100	1,467
Bed Bath & Beyond, Inc. (Æ)	99,800	3,457
BMC Software, Inc. (Æ)	17,600	505
Boston Scientific Corp. (Æ)	220,212	2,896
Caterpillar, Inc.	59,200	4,665
Celgene Corp. (Æ)	25,200	1,526
Cephalon, Inc. (Æ)(Ñ)	41,900	3,148
Cisco Systems, Inc. (Æ)	170,863	4,940
Citigroup, Inc.	8,800	410
Cognizant Technology Solutions Corp. Class A (Æ)	11,000	891
ConAgra Foods, Inc.	23,000	583
ConocoPhillips	9,000	728
Consol Energy, Inc. (Ñ)	104,300	4,344
Constellation Energy Group, Inc.	8,800	737
Cooper Cos., Inc. (The) (Ñ)	74,460	3,733
Costco Wholesale Corp.	45,350	2,712
Danaher Corp. (Ñ)	29,000	2,166
Deere & Co.	7,600	915
Discover Financial Services (Æ)	27,300	629
DR Horton, Inc. (Ñ)	416,800	6,802
EI Du Pont de Nemours & Co.	34,622	1,618
Electronic Arts, Inc. (Æ)	73,200	3,560
ENSCO International, Inc.	21,800	1,331
Freeport-McMoRan Copper & Gold, Inc. Class B	16,000	1,504
Genentech, Inc. (Æ)	127,400	9,476
General Electric Co.	191,766	7,433
General Motors Corp. (Ñ)	24,100	781
Gilead Sciences, Inc. (Æ)	93,200	3,470
Goldman Sachs Group, Inc. (The)	55,600	10,472
Google, Inc. Class A (Æ)	16,800	8,568
Health Net, Inc. (Æ)	16,900	837
Healthspring, Inc. (Æ)	65,500	1,120
Hewlett-Packard Co.	136,500	6,283
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	174,900	2,316
Humana, Inc. (Æ)	21,800	1,397
ImClone Systems, Inc. (Æ)(Ñ)	75,560	2,486
InterActiveCorp (Æ)(Ñ)	93,721	2,694
International Business Machines Corp. (Ñ)	66,700	7,380
International Paper Co.	65,606	2,432
Jarden Corp. (Æ)(Ñ)	25,600	925
Johnson Controls, Inc.	29,500	3,338

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co.	200,907	8,842
Juniper Networks, Inc. (Æ)(Ñ)	304,800	9,132
Kohl’s Corp. (Æ)	8,800	535
Kraft Foods, Inc. Class A	23,197	760
Lam Research Corp. (Æ)	10,800	625
Lehman Brothers Holdings, Inc.	26,800	1,662
LHC Group, Inc. (Æ)(Ñ)	84,800	2,054
Liberty Media Holding Corp. Series A (Æ)	54,448	6,232
Lincare Holdings, Inc. (Æ)	50,200	1,792
Lockheed Martin Corp.	48,100	4,737
Massey Energy Co. (Ñ)	72,000	1,537
MEMC Electronic Materials, Inc. (Æ)	8,700	533
Merck & Co., Inc.	19,800	983
Merrill Lynch & Co., Inc.	23,500	1,744
Microsoft Corp.	161,952	4,695
Molson Coors Brewing Co. Class B (Ñ)	53,187	4,730
Monster Worldwide, Inc. (Æ)	121,200	4,713
Morgan Stanley	54,600	3,487
Murphy Oil Corp. (Ñ)	74,000	4,591
Noble Energy, Inc.	32,481	1,986
OfficeMax, Inc. (Ñ)	98,569	3,241
Oracle Corp. (Æ)	347,756	6,649
Peabody Energy Corp. (Ñ)	84,300	3,563
PPG Industries, Inc.	23,400	1,785
Precision Castparts Corp.	40,300	5,524
Principal Financial Group, Inc.	90,600	5,109
Procter & Gamble Co.	6,500	402
Protective Life Corp.	75,572	3,251
Prudential Financial, Inc.	34,900	3,093
Qualcomm, Inc.	74,630	3,108
Red Hat, Inc. (Æ)(Ñ)	84,500	1,759
Robbins & Myers, Inc.	27,500	1,450
Safety Insurance Group, Inc. (Ñ)	11,000	366
Schering-Plough Corp.	156,000	4,452
Smith International, Inc.	99,700	6,123
Southwest Airlines Co. (Ñ)	269,600	4,222
Sprint Nextel Corp. (Ñ)	369,343	7,583
Stillwater Mining Co. (Æ)(Ñ)	150,599	1,370
SYNNEX Corp. (Æ)(Ñ)	39,100	794
Target Corp.	8,800	533
Tempur-Pedic International, Inc. (Ñ)	60,910	1,897
Thermo Fisher Scientific, Inc. (Æ)	10,900	569
Torchmark Corp.	67,776	4,171
Travelers Cos., Inc. (The)	7,600	386
Unit Corp. (Æ)	10,500	578
UnitedHealth Group, Inc.	97,300	4,712
Wal-Mart Stores, Inc.	36,800	1,691
WellPoint, Inc. (Æ)	38,200	2,870

Global Equity Fund	49

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WR Berkley Corp.	27,400	806
Wyeth	116,241	5,640
XM Satellite Radio Holdings, Inc. Class A (Æ)(Ñ)	299,200	3,426

		339,033

Total Common Stocks
(cost $873,373)		889,440

Preferred Stocks - 0.5%
Germany - 0.5%
Henkel KGaA (Ñ)	93,624	5,052

Total Preferred Stocks
(cost $4,554)		5,052

Short-Term Investments - 8.9%
United States - 8.9%
Russell Investment Company Money Market Fund	83,417,000	83,417
United States Treasury Bills (ç)(ž)(§) 4.644% due 09/27/07	5,000	4,964

		88,381

Total Short-Term Investments
(cost $88,381)		88,381

Other Securities - 16.3%
Russell Investment Company Money Market Fund (×)	27,739,402	27,739
State Street Securities Lending Trust (×)	134,676,341	134,676

Total Other Securities
(cost $162,415)		162,415

Total Investments - 115.0%
(identified cost $1,128,723)		1,145,288

Other Assets and Liabilities, Net - (15.0%)		(149,691)

Net Assets - 100.0%		995,597

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
EUR STOXX 50 Index (EMU) expiration date 09/07 (340)	20,143	(643)
FTSE 100 Index (United Kingdom) expiration date 09/07 (77)	9,941	(398)
Hang Seng Index (Hong Kong) expiration date 08/07 (7)	1,038	(5)
S&P 500 E-Mini (CME) expiration date 09/07 (255)	18,639	(925)
S&P 500 Index (CME) expiration date 09/07 (64)	23,390	(1,174)
TSE 60 Index (Canada) expiration date 09/07 (24)	3,608	(4)
SPI 200 Index (Australia) expiration date 09/07 (21)	2,754	(96)
TOPIX Index (Japan) expiration date 09/07 (67)	9,603	(346)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(3,591)

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

50	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	84	AUD	100	09/19/07	2
USD	144	AUD	170	09/19/07	1
USD	172	AUD	200	09/19/07	—
USD	212	AUD	250	09/19/07	1
USD	252	AUD	300	09/19/07	6
USD	336	AUD	400	09/19/07	8
USD	415	AUD	500	09/19/07	14
USD	422	AUD	500	09/19/07	7
USD	525	AUD	600	09/19/07	(11)
USD	2,393	AUD	2,850	09/19/07	53
USD	3,020	AUD	3,600	09/19/07	69
USD	47	CAD	50	09/19/07	—
USD	95	CAD	100	09/19/07	(1)
USD	143	CAD	150	09/19/07	(2)
USD	191	CAD	200	09/19/07	(3)
USD	285	CAD	300	09/19/07	(3)
USD	352	CAD	375	09/19/07	(1)
USD	384	CAD	400	09/19/07	(8)
USD	469	CAD	500	09/19/07	—
USD	469	CAD	500	09/19/07	—
USD	569	CAD	600	09/19/07	(5)
USD	3,603	CAD	3,800	09/19/07	(34)
USD	3,788	CAD	4,000	09/19/07	(31)
USD	50	CHF	60	08/02/07	—
USD	733	EUR	536	08/01/07	—
USD	135	EUR	100	09/19/07	2
USD	671	EUR	500	09/19/07	15
USD	688	EUR	500	09/19/07	(1)
USD	690	EUR	500	09/19/07	(3)
USD	690	EUR	500	09/19/07	(4)
USD	829	EUR	600	09/19/07	(5)
USD	944	EUR	700	09/19/07	18
USD	945	EUR	700	09/19/07	13
USD	961	EUR	700	09/19/07	—
USD	1,335	EUR	1,000	09/19/07	38
USD	1,347	EUR	1,000	09/19/07	22
USD	1,380	EUR	1,000	09/19/07	(7)
USD	2,020	EUR	1,500	09/19/07	40
USD	2,289	EUR	1,700	09/19/07	45
USD	2,841	EUR	2,100	09/19/07	43
USD	6,093	EUR	4,500	09/19/07	87
USD	18,674	EUR	13,800	09/19/07	279
USD	22,734	EUR	16,800	09/19/07	339
USD	40	GBP	20	08/02/07	—
USD	100	GBP	50	09/19/07	2
USD	203	GBP	100	09/19/07	—
USD	399	GBP	200	09/19/07	7

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	410	GBP	200	09/19/07	(3)
USD	596	GBP	300	09/19/07	14
USD	758	GBP	380	09/19/07	14
USD	809	GBP	400	09/19/07	5
USD	1,025	GBP	500	09/19/07	(8)
USD	1,971	GBP	1,000	09/19/07	64
USD	2,587	GBP	1,300	09/19/07	58
USD	11,249	GBP	5,650	09/19/07	247
USD	11,944	GBP	6,000	09/19/07	265
USD	165	JPY	20,000	09/19/07	4
USD	303	JPY	37,000	09/19/07	10
USD	335	JPY	40,000	09/19/07	3
USD	413	JPY	50,000	09/19/07	9
USD	418	JPY	50,000	09/19/07	4
USD	738	JPY	90,000	09/19/07	22
USD	774	JPY	95,000	09/19/07	28
USD	818	JPY	100,000	09/19/07	27
USD	824	JPY	100,000	09/19/07	21
USD	832	JPY	100,000	09/19/07	12
USD	1,229	JPY	150,000	09/19/07	38
USD	1,421	JPY	170,000	09/19/07	16
USD	5,024	JPY	600,000	09/19/07	44
USD	8,193	JPY	980,000	09/19/07	85
USD	11,703	JPY	1,400,000	09/19/07	124
USD	150	SEK	1,008	08/01/07	—
USD	175	TRY	224	08/01/07	(1)
AUD	200	USD	169	09/19/07	(3)
AUD	500	USD	422	09/19/07	(7)
AUD	5,400	USD	4,530	09/19/07	(103)
CAD	1,476	USD	1,383	08/03/07	(1)
CAD	50	USD	47	09/19/07	—
CAD	150	USD	142	09/19/07	1
CAD	500	USD	466	09/19/07	(3)
CAD	6,400	USD	6,059	09/19/07	48
EUR	200	USD	270	09/19/07	(5)
EUR	500	USD	670	09/19/07	(16)
EUR	500	USD	677	09/19/07	(10)
EUR	1,000	USD	1,351	09/19/07	(23)
EUR	2,300	USD	3,090	09/19/07	(69)
EUR	28,600	USD	38,682	09/19/07	(597)
GBP	100	USD	200	09/19/07	(3)
GBP	200	USD	403	09/19/07	(4)
GBP	300	USD	597	09/19/07	(13)
GBP	825	USD	1,642	09/19/07	(37)
GBP	9,600	USD	19,113	09/19/07	(420)
HKD	2,449	USD	313	08/02/07	—
JPY	50,000	USD	417	09/19/07	(5)

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	51

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)
Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPY	100,000	USD	825	09/19/07	(20)
JPY	191,000	USD	1,561	09/19/07	(52)
JPY	2,470,000	USD	20,659	09/19/07	(206)
SEK	339	USD	50	08/02/07	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					546

See accompanying notes which are an integral part of the financial statements.

52	Global Equity Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 94.7%
Asset-Backed Securities - 6.4%
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2
6.820% due 12/25/33	605	606
Series 2004-IN1 Class A1
5.640% due 05/25/34	291	290
Series 2005-HE3 Class A2C
5.825% due 05/25/35	14,000	14,005
Series 2005-SD3 Class A
5.720% due 08/25/45	2,233	2,230
Series 2006-ASP Class A2A
5.400% due 10/25/36	563	563
Series 2006-HE2 Class A2A
5.380% due 05/25/36	776	776
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
6.970% due 01/25/34	1,255	1,210
Alliance Bancorp Trust (Ê)
Series 2007-OA1 Class A1
5.560% due 07/25/37	4,527	4,482
American Airlines, Inc.
6.817% due 11/23/12	820	808
6.977% due 05/23/21	194	184
American Express Credit Account Master Trust (Ê)
Series 2004-C Class C (Þ)
5.820% due 02/15/12	2,641	2,646
Series 2007-3 Class A
5.320% due 10/15/12	3,550	3,549
Argent Securities, Inc. (Ê)
Series 2005-W5 Class A2A
5.400% due 01/25/36	191	191
Series 2006-M2 Class A2A
5.370% due 09/25/36	338	338
Bank One Issuance Trust (Ê)
Series 2003-A3 Class A3
5.430% due 12/15/10	3,800	3,803
Bayview Financial Acquisition Trust
Series 2004-C Class A1 (Ê)
5.740% due 05/28/44	628	628
Series 2006-A Class 1A3
5.865% due 02/28/41	1,540	1,508
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2004-BO1 Class 1A1
5.520% due 09/25/34	206	207
Series 2005-AQ1 Class 2A1
5.540% due 03/25/35	337	337

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Structured Products, Inc. (Þ)
Series 2007-N5 Class 5C
Interest Only STRIP
0.589% due 04/25/37	2,246	95
Burlington Northern Santa Fe Corp. Pass-Through Certificate
4.967% due 04/01/23	222	210
Capital Auto Receivables Asset Trust (Ê)
Series 2006-2 Class A3B
5.380% due 05/15/11	4,450	4,451
Series 2007-1 Class A3B
5.330% due 11/15/11	4,200	4,201
Series 2007-SN1 Class A3B
5.380% due 07/15/10	5,700	5,698
Carrington Mortgage Loan Trust (Ê)
Series 2005-NC4 Class A1
5.470% due 09/25/35	63	63
Cendant Timeshare Receivables Funding LLC (Þ)
Series 2004-1A Class A1
3.670% due 05/20/16	111	108
Centex Home Equity
Series 2002-D Class AF4
4.710% due 11/25/28	152	151
Series 2005-C Class AV3 (Ê)
5.735% due 06/25/35	11,793	11,781
Series 2005-D Class AF4
5.270% due 10/25/35	1,000	988
Chase Credit Card Master Trust (Ê)
Series 2003-6 Class A
5.430% due 02/15/11	1,300	1,302
Chase Issuance Trust (Ê)
Series 2006-A3 Class A3
5.310% due 07/15/11	1,100	1,100
Citibank Credit Card Issuance Trust
Series 2000-A3 Class A3
6.875% due 11/16/09	900	904
Series 2001-A1 Class A1 (Ê)
5.526% due 02/07/10	4,025	4,029
Series 2001-C1 Class C1 (Ê)
6.440% due 01/15/10	10,000	10,038
Series 2007-A1 Class A1 (Ê)
5.350% due 03/22/12	4,350	4,346
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-NC1 Class A2A
5.390% due 08/25/36	899	899
Series 2006-WFH Class A1
5.360% due 08/25/36	506	506

Multistrategy Bond Fund	53

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-OPX Class A1A
5.390% due 01/25/37	2,146	2,144
Countrywide Alternative Loan Trust (Þ)
Series 2007-OA7 Class CP
Interest Only STRIP
2.121% due 05/25/47	5,631	282
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	153	152
Series 2004-AB2 Class M3 (Ê)
5.920% due 05/25/36	1,165	1,136
Series 2004-BC1 Class M1 (Ê)
5.820% due 02/25/34	708	704
Series 2005-4 Class AF3
4.456% due 10/25/35	1,681	1,660
Series 2005-4 Class AF3
5.440% due 02/25/36	26	26
Series 2005-7 Class AF3
4.454% due 11/25/35	410	405
Series 2005-11 Class AF1 (Ê)
5.500% due 02/25/36	406	406
Series 2005-16 Class 2AF1 (Ê)
5.470% due 05/25/36	797	797
Series 2005-17 Class 1AF1 (Ê)
5.520% due 12/25/36	541	541
Series 2006-1 Class AF3
5.348% due 07/25/36	2,025	2,016
Series 2006-3 Class 2A2 (Ê)
5.500% due 06/25/36	5,195	5,184
Series 2006-11 Class 1AF3
6.050% due 09/25/46	2,085	2,095
Series 2006-11 Class 1AF4
6.300% due 09/25/46	1,935	1,943
Series 2006-13 Class 1AF3
5.944% due 01/25/37	3,050	3,057
Series 2006-13 Class 3AV1 (Ê)
5.370% due 01/25/37	880	880
Series 2006-15 Class A1 (Ê)
5.430% due 10/25/46	708	708
Series 2006-15 Class A3
5.689% due 10/25/46	1,350	1,345
Series 2006-16 Class 2A1 (Ê)
5.370% due 12/25/46	292	292
Series 2006-19 Class 2A1 (Ê)
5.380% due 03/25/37	910	909
Series 2006-22 Class 2A1 (Ê)
5.370% due 05/25/37	580	580
Series 2006-23 Class 2A1 (Ê)
5.370% due 11/25/37	564	564

	Principal Amount ($) or Shares	Market Value $
Series 2006-BC1 Class 2A2 (Ê)
5.500% due 04/25/36	1,390	1,386
Series 2006-S1 Class A2
5.549% due 08/25/21	495	493
Series 2006-S3 Class A2
6.085% due 06/25/21	2,100	2,062
Series 2006-S6 Class A2
5.519% due 03/25/34	5,025	5,010
Series 2006-S7 Class A3
5.712% due 04/25/35	5,860	5,829
Series 2006-S9 Class A3
5.728% due 08/25/36	1,490	1,482
Series 2007-4 Class A2
5.530% due 03/25/37	3,032	3,020
Countrywide Home Equity Loan Trust (Ê)
Series 2006-H Class 2A1B
5.470% due 11/15/36	4,764	4,725
Series 2007-B Class A
5.470% due 02/15/37	9,067	9,045
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-AGE Class A2
4.640% due 02/25/32	1,000	989
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7 Class AF5
4.585% due 10/25/34	770	746
Series 2005-CB7 Class AF1
5.200% due 11/25/35	31	31
Series 2006-CB5 Class A1 (Ê)
5.380% due 06/25/36	847	847
Series 2007-CB1 Class AF2
5.721% due 01/25/37	1,460	1,459
Daimler Chrysler Auto Trust
Series 2006-C Class A2
5.250% due 05/08/09	849	849
Dunkin Securitization (Þ)
Series 2006-1 Class A2
5.779% due 06/20/31	1,995	2,014
Entergy Gulf States, Inc. (Ê)
5.760% due 12/01/09	335	335
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5
7.610% due 12/25/30	541	541
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF1 Class A2 (Ê)
5.720% due 12/25/32	184	185

54	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-FFH Class A2B
5.570% due 06/25/36	11,063	11,059
Series 2006-FF1 Class A2 (Ê)
5.370% due 07/25/36	1,236	1,235
Series 2006-FF1 Class A3 (Ê)
5.370% due 11/25/36	1,123	1,120
Series 2006-FF2 Class A2 (Ê)
5.390% due 02/25/36	912	912
Series 2007-FF1 Class A2A (Ê)
5.360% due 01/25/38	2,425	2,422
Series 2007-FF2 Class A2A (Ê)
5.370% due 03/25/37	2,695	2,691
First USA Credit Card Master Trust (Ê)
Series 1998-6 Class A
5.480% due 04/18/11	5,400	5,409
Ford Credit Auto Owner Trust (Ê)
Series 2007-A Class A2B
5.330% due 04/15/10	8,225	8,223
Fremont Home Loan Trust (Ê)
Series 2006-3 Class 2A1
5.390% due 02/25/37	1,028	1,028
Series 2006-A Class 2A1
5.370% due 05/25/36	141	141
Series 2006-E Class 2A1
5.380% due 01/25/37	562	559
GE Capital Credit Card Master Note Trust (Ê)
Series 2004-2 Class A
5.360% due 09/15/10	1,950	1,950
GMAC Mortgage Corp. Loan Trust
Series 2004-HE5 Class A3
3.970% due 09/25/34	816	810
Series 2007-HE2 Class A2
6.054% due 12/25/37	2,780	2,788
GS Mortgage Securities Corp. (Þ)
Series 2007-NIM Class N1
6.250% due 01/25/37	1,414	1,400
GSAA Trust (Ê)
Series 2006-2 Class 2A3
5.590% due 12/25/35	2,675	2,676
GSAMP Trust
Series 2003-HE2 Class M1 (Ê)
5.970% due 08/25/33	1,395	1,383
Series 2006-FM2 Class A2A (Ê)
5.390% due 09/25/36	602	602
Series 2006-HE4 Class A2A (Ê)
5.390% due 06/25/36	1,146	1,146

	Principal Amount ($) or Shares	Market Value $
Series 2007-FM1 Class A2A (Ê)
5.390% due 12/25/36	3,573	3,571
Series 2007-HE2 Class A2A (Ê)
5.400% due 03/25/47	4,178	4,171
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2007-2 Class A1V
5.410% due 07/21/36	2,806	2,805
Home Equity Asset Trust (Ê)
Series 2005-2 Class 2A2
5.520% due 07/25/35	139	139
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1
5.370% due 12/25/36	1,073	1,073
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A
5.470% due 06/28/36	2,140	2,134
Series 2007-A Class 2A1
5.450% due 04/25/37	3,467	3,465
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A2
5.370% due 08/25/36	358	358
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
4.660% due 07/25/35	969	972
Series 2006-9 Class A1A
5.390% due 05/25/46	303	303
Series 2006-11 Class 1A1
5.400% due 06/25/46	2,521	2,509
Series 2006-16N Class A1A
5.400% due 11/25/46	1,642	1,635
Series 2007-4N Class 3A2A
5.779% due 04/25/37	7,671	7,737
Long Beach Mortgage Loan Trust (Ê)
Series 2006-9 Class 2A1
5.380% due 10/25/36	4,455	4,450
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
7.795% due 08/25/33	439	411
MBNA Master Credit Card Trust
Series 2000-E Class A
7.800% due 10/15/12	600	642
MBNA Credit Card Trust (Ê)
Series 2002-A10 Class A10
5.460% due 02/16/10	2,175	2,175

Multistrategy Bond Fund	55

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MBNA Credit Card Master Note Trust (Ê)
Series 2001-C2 Class C2 (Þ)
6.761% due 12/15/10	3,000	3,027
Series 2005-C3 Class C
5.881% due 03/15/11	7,000	7,012
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2006-AR1 Class A2C
5.480% due 03/25/37	2,775	2,743
Series 2006-RM3 Class A2A
5.350% due 06/25/37	616	615
Mid-State Trust
Series 2003-11 Class A1
4.864% due 07/15/38	139	131
Series 2004-1 Class A
6.005% due 08/15/37	179	181
Series 2005-1 Class A
5.745% due 01/15/40	175	169
Series 2006-1 Class A (Þ)
5.787% due 10/15/40	837	821
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3
7.420% due 09/25/33	331	332
Series 2006-HE7 Class A2A
5.370% due 09/25/36	4,138	4,136
Series 2006-NC5 Class A2A
5.360% due 10/25/36	6,255	6,211
Series 2007-NC3 Class A2A
5.380% due 05/25/37	3,554	3,547
Morgan Stanley IXIS Real Estate Capital Trust (Ê)
Series 2006-2 Class A1
5.370% due 11/25/36	627	624
Morgan Stanley Mortgage Loan Trust (Ê)
Series 2006-12X Class A1
5.440% due 10/25/36	704	704
Nationstar Home Equity Loan Trust (Ê)
Series 2006-B Class AV1
6.020% due 09/25/36	1,195	1,195
Nelnet Student Loan Trust (Ê)
Series 2006-3 Class A1
5.340% due 09/25/12	549	549
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
5.850% due 02/25/35	1,720	1,708

	Principal Amount ($) or Shares	Market Value $
Newcastle Mortgage Securities Trust (Ê)
Series 2006-1 Class A1
5.390% due 03/25/36	553	553
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
7.020% due 04/25/33	405	392
Series 2003-3 Class M3
7.320% due 06/25/33	201	190
Series 2003-4 Class M2
6.970% due 07/25/33	227	216
Series 2005-4 Class A3
5.580% due 11/25/35	1,605	1,595
Series 2006-1 Class 2A1
5.390% due 01/25/36	2,039	2,039
Series 2007-1 Class 2A1
5.370% due 01/25/37	2,027	2,025
Series 2007-5 Class 2A1
5.410% due 05/25/37	3,961	3,959
Park Place Securities, Inc. (Ê)
Series 2004-MCW Class A1
5.632% due 10/25/34	1,167	1,165
Series 2004-WWF Class A1D
5.780% due 02/25/35	279	279
Series 2005-WCW Class M1
5.770% due 09/25/35	1,705	1,652
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3
5.680% due 01/25/36	1,855	1,853
Power Contract Financing LLC (Þ)
6.256% due 02/01/10	408	412
RAAC Series (Ê)
Series 2006-SP1 Class A1
5.420% due 09/25/45	575	576
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	880	847
Series 2005-2 Class AF4
4.934% due 08/25/35	610	598
Series 2005-4 Class A2
5.399% due 02/25/36	526	524
Series 2005-4 Class A3
5.565% due 02/25/36	395	394
Series 2006-1 Class AF6
5.746% due 05/25/36	1,445	1,421
Series 2007-1 Class AF2
5.512% due 04/25/37	5,245	5,214
Series 2007-2 Class AF2
5.675% due 06/25/37	1,425	1,423

56	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	1,640	1,633
Series 2006-RZ3 Class A1 (Ê)
5.390% due 08/25/36	1,687	1,686
Series 2007-RZ1 Class A1 (Ê)
5.390% due 02/25/37	2,945	2,942
Residential Asset Securities Corp.
Series 2001-KS3 Class AII (Ê)
5.780% due 09/25/31	193	192
Series 2003-KS2 Class MI1
4.800% due 04/25/33	3,395	3,282
Series 2003-KS2 Class MI3
6.100% due 04/25/33	1,082	953
Series 2003-KS5 Class AI4
3.230% due 12/25/30	76	75
Series 2006-KS3 Class AI3 (Ê)
5.490% due 04/25/36	875	871
Series 2006-KS6 Class A1 (Ê)
5.360% due 08/25/36	363	363
Series 2006-KS9 Class AI1 (Ê)
5.390% due 11/25/36	880	880
Series 2007-KS3 Class AI1 (Ê)
5.430% due 04/25/37	3,470	3,468
Residential Funding Mortgage Securities II, Inc.
Series 2006-HSA Class AI2
5.500% due 03/25/36	2,420	2,412
Saxon Asset Securities Trust (Ê)
Series 2006-3 Class A1
5.380% due 11/25/36	905	905
SBI Heloc Trust (Ê)(Þ)
Series 2006-1A Class 1A2A
5.490% due 08/25/36	490	490
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2006-WM1 Class A2A
5.390% due 12/25/35	456	456
Series 2006-WM4 Class A2A
5.400% due 11/25/36	2,006	2,005
Series 2007-BR1 Class A2A
5.430% due 02/25/37	3,944	3,941
Series 2007-BR5 Class A2A
5.450% due 05/25/37	4,038	4,036
Series 2007-HE1 Class A2A
5.380% due 12/25/36	2,974	2,970
Sharps SP I, LLC
Interest Only STRIP
7.000% due 01/25/34	20	10

	Principal Amount ($) or Shares	Market Value $
SLM Student Loan Trust (Ê)
Series 2005-10 Class A2
5.370% due 04/27/15	2,984	2,984
Series 2006-3 Class A2
5.355% due 01/25/16	383	383
Series 2006-8 Class A2
5.360% due 10/25/16	3,200	3,201
Series 2006-9 Class A1
5.330% due 10/25/12	641	641
Series 2006-10 Class A1
5.330% due 07/25/13	1,591	1,591
Series 2007-1 Class A1
5.320% due 04/25/12	3,310	3,311
Series 2007-3 Class A1
5.350% due 10/27/14	5,696	5,697
Series 2007-5 Class A1
5.352% due 09/25/20	3,200	3,199
Small Business Administration
Series 2000-P10 Class 1
7.449% due 08/01/10	46	46
Small Business Administration Participation Certificates
7.500% due 04/01/17	1,176	1,218
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A1 (Ê)
5.370% due 10/25/36	444	443
Series 2006-EQ2 Class A1 (Ê)
5.400% due 01/25/37	4,352	4,351
Series 2006-WF1 Class A2
5.645% due 10/25/36	3,105	3,096
Series 2007-OPT Class 2A1 (Ê)
5.400% due 06/25/37	2,949	2,945
Series 2007-WMC Class 3A1 (Ê)
5.430% due 02/25/37	3,625	3,622
Structured Asset Investment Loan Trust (Ê)
Series 2005-3 Class M2
5.760% due 04/25/35	675	664
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2006-AR7 Class A2A
5.550% due 08/25/36	2,014	2,019
Structured Asset Securities Corp.
Series 2001-SB1 Class A2
3.375% due 08/25/31	675	607
Series 2004-16X Class A2
4.910% due 08/25/34	87	87
Series 2004-19X Class A2
4.370% due 10/25/34	1,192	1,184

Multistrategy Bond Fund	57

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-4XS Class 1A2B
4.670% due 03/25/35	604	598
Series 2005-GEL Class A (Ê)
5.670% due 12/25/34	425	425
Series 2005-S2 Class A2 (Ê)
5.520% due 06/25/35	95	95
Series 2006-BC3 Class A2 (Ê)
5.370% due 10/25/36	2,349	2,336
Terwin Mortgage Trust (Þ)
Series 2006-2HG Class A1
4.500% due 03/25/37	2,325	2,291
TXU Electric Delivery Transition Bond Co. LLC
Series 2004-1 Class A2
4.810% due 11/17/14	300	296
VTB 24 Capital PLC (Ê)
6.180% due 12/07/09	2,895	2,887
Washington Mutual Asset-Backed Certificates (Ê)
Series 2007-HE2 Class 2A1
5.430% due 04/25/37	4,142	4,140
Wells Fargo Home Equity Trust (Ê)
Series 2005-4 Class AI1 (Þ)
5.440% due 12/25/35	1,702	1,701
Series 2006-3 Class A1
5.370% due 01/25/37	552	552
World Financial Properties (Þ)
6.910% due 09/01/13	556	571
6.950% due 09/01/13	164	169

		396,161

Certificates of Deposit - 0.6%
Bank of Ireland Governor & Co.
5.396% due 01/15/10	11,200	11,206
Calyon NY
5.330% due 01/16/09	3,400	3,398
Dexia Credit SA
5.270% due 09/29/08	11,300	11,293
Fortis Bank
5.300% due 09/30/08	2,900	2,898
Nordea Bank Finland PLC
5.298% due 04/09/09	4,500	4,498
Skandinaviska Enskilda Banken
5.340% due 08/21/08	3,000	2,999
5.272% due 09/21/08	1,700	1,700

		37,992

	Principal Amount ($) or Shares	Market Value $
Corporate Bonds and Notes - 16.5%
Abbott Laboratories
5.600% due 05/15/11	2,990	3,013
5.875% due 05/15/16	1,070	1,070
Ace Capital Trust II
9.700% due 04/01/30	1,050	1,317
AIG SunAmerica Global Financing VI (Þ)
6.300% due 05/10/11	3,095	3,191
Alamosa Delaware, Inc.
8.500% due 01/31/12	800	832
Alion Science and Technology Corp.
10.250% due 02/01/15	975	936
Allied Waste NA, Inc. (Ñ)
Series B 7.125% due 05/15/16	500	475
Altria Group, Inc. (Ñ)
7.750% due 01/15/27	200	236
AmerenUE
6.400% due 06/15/17	3,480	3,563
American Casino & Entertainment Properties LLC
7.850% due 02/01/12	1,040	1,071
American Electric Power Co., Inc.
Series C
5.375% due 03/15/10	100	100
American Express Bank (Ê)
Series BKNT
5.330% due 10/16/08	3,000	2,998
American Express Centurion Bank (Ê)
Series BKNT
5.340% due 06/12/09	5,700	5,695
American Express Co.
6.800% due 09/01/66	1,790	1,829
American Express Credit Corp. (Ê)
5.380% due 03/02/09	1,800	1,801
5.380% due 11/09/09	900	899
American General Finance Corp.
4.875% due 05/15/10	1,300	1,287
Series MTNH
4.625% due 09/01/10	45	44
Series MTNI
4.625% due 05/15/09	220	218
American Honda Finance Corp. (Ê)(Þ)
5.407% due 02/09/10	1,600	1,600
American International Group, Inc. (Ê)(Þ)
5.370% due 06/16/09	700	700

58	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.700% due 10/01/10	1,730	1,707
5.375% due 10/18/11	1,780	1,786
5.050% due 10/01/15	1,775	1,697
6.250% due 03/15/37	4,050	3,731
Americo Life, Inc. (Þ)
7.875% due 05/01/13	250	252
Ameriprise Financial, Inc.
7.518% due 06/01/66	7,235	7,324
AmerisourceBergen Corp.
Series WI
5.625% due 09/15/12	3,210	3,143
AMFM, Inc.
8.000% due 11/01/08	950	956
Amgen, Inc. (Ê)(Þ)
5.440% due 11/28/08	4,600	4,602
Amkor Technology, Inc.
7.750% due 05/15/13	2,025	1,848
Anadarko Petroleum Corp.
5.950% due 09/15/16	5,905	5,803
6.450% due 09/15/36	460	444
ANZ Capital Trust (ƒ)(Þ)
4.484% due 12/31/49	1,400	1,363
Apache Corp.
5.250% due 04/15/13	1,640	1,614
Aramark Corp. (Þ)
8.500% due 02/01/15 (Ñ)	2,155	2,031
8.856% due 02/01/15 (Ê)	780	725
Arizona Public Service Co.
5.800% due 06/30/14	3,965	3,915
6.250% due 08/01/16	850	857
ArvinMeritor, Inc. (Ñ)
8.750% due 03/01/12	1,095	1,068
AT&T Corp.
7.300% due 11/15/11	4,055	4,329
8.000% due 11/15/31	2,295	2,736
AT&T Mobility LLC
6.500% due 12/15/11	2,710	2,808
AT&T, Inc.
5.570% due 11/14/08 (Ê)	3,400	3,410
5.100% due 09/15/14	425	403
Atmos Energy Corp.
6.350% due 06/15/17	800	813
Avista Capital Trust III
6.500% due 04/01/34	1,426	1,423
BAC Capital Trust XI
6.625% due 05/23/36	975	971
BAE Systems Holdings, Inc. (Þ)
6.400% due 12/15/11	5,800	6,004

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp.
5.875% due 02/15/09	95	96
5.370% due 06/19/09 (Ê)	9,200	9,209
5.625% due 10/14/16	465	456
5.420% due 03/15/17	480	457
Bank of America NA
Series BKNT (Ê)
5.360% due 12/18/08	1,900	1,901
Series BKNT (Ê)
5.360% due 02/27/09	400	400
Series BKNT
5.360% due 06/12/09 (Ê)	6,200	6,200
6.100% due 06/15/17	1,340	1,351
6.000% due 10/15/36 (Ñ)	500	476
Bank of New York Mellon Corp. (The)
5.125% due 11/01/11	2,085	2,071
Bear Stearns Cos., Inc. (The)
5.630% due 07/16/09 (Ê)	1,500	1,499
5.450% due 08/21/09 (Ê)	1,200	1,196
5.480% due 05/18/10 (Ê)	8,400	8,296
5.550% due 01/22/17 (Ñ)	1,345	1,229
Series MTNB (Ê)
5.660% due 01/30/09 (Ñ)	1,000	1,001
5.450% due 03/30/09	900	899
BellSouth Corp.
5.460% due 08/15/08 (Ê)	1,300	1,301
4.200% due 09/15/09	2,865	2,802
4.240% due 04/26/21 (Þ)	1,800	1,785
6.550% due 06/15/34 (Ñ)	260	259
Bellsouth Telecommunications, Inc.
7.000% due 12/01/95	2,185	2,102
BNP Paribas Capital Trust (ƒ)(Þ)
9.003% due 12/29/49	2,600	2,857
Boardwalk Pipelines, LP
5.875% due 11/15/16	2,825	2,747
Boeing Capital Corp., Ltd. (Ñ)
6.100% due 03/01/11	500	516
Boston Scientific Corp.
6.400% due 06/15/16	5,525	4,884
Bowater, Inc.
9.000% due 08/01/09	2,560	2,515
BP AMI Leasing, Inc. (Ê)(Þ)
5.370% due 06/26/09	4,700	4,700
Burlington Northern Santa Fe Corp.
6.750% due 07/15/11	110	115
5.650% due 05/01/17	1,050	1,010
6.875% due 12/01/27	100	103
6.750% due 03/15/29	110	112

Multistrategy Bond Fund	59

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

California Steel Industries, Inc.
6.125% due 03/15/14	3,600	3,222
Campbell Soup Co.
5.875% due 10/01/08	130	131
Capmark Financial Group, Inc. (Þ)
5.875% due 05/10/12	2,825	2,642
6.300% due 05/10/17	5,950	5,271
Carolina Power & Light Co.
6.500% due 07/15/12	60	63
Caterpillar Financial Services Corp. (Ê)
5.420% due 05/18/09	1,600	1,602
Caterpillar, Inc.
6.050% due 08/15/36	1,225	1,196
Catlin Insurance Co., Ltd. (ƒ)(Å)
7.249% due 12/31/49	1,280	1,175
CCH I Holdings LLC (Ñ)
13.500% due 01/15/14	2,765	2,737
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000% due 10/01/15	3,575	3,575
CenterPoint Energy Houston Electric LLC
Series J2
5.700% due 03/15/13	470	468
CenterPoint Energy Resources Corp.
6.250% due 02/01/37	170	164
Series B
7.875% due 04/01/13	2,950	3,223
Chubb Corp.
6.375% due 03/29/37 (Ñ)	2,000	1,926
6.000% due 05/11/37	960	916
Cingular Wireless Services, Inc.
7.875% due 03/01/11	825	887
8.750% due 03/01/31	2,850	3,527
CIT Group Holdings, Inc. (Ê)(Ñ)
5.510% due 01/30/09	800	797
CIT Group, Inc.
5.510% due 12/19/08 (Ê)	1,800	1,797
5.480% due 08/17/09 (Ê)	6,300	6,279
6.875% due 11/01/09	220	225
4.125% due 11/03/09	265	257
Citicorp
Series MTNF
6.375% due 11/15/08	265	269
Citigroup Funding, Inc. (Ê)
5.350% due 12/08/08	400	399
5.320% due 04/23/09	3,600	3,600
5.360% due 06/26/09	1,800	1,800

	Principal Amount ($) or Shares	Market Value $
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNA
5.460% due 03/17/09	300	300
Citigroup, Inc.
5.400% due 12/26/08 (Ê)	4,000	4,002
5.400% due 01/30/09 (Ê)	500	500
5.390% due 12/28/09 (Ê)	1,600	1,599
4.125% due 02/22/10	720	702
6.500% due 01/18/11	3,455	3,570
4.700% due 05/29/15	180	166
6.125% due 08/25/36	3,370	3,261
Citizens Communications Co. (Ñ)
9.250% due 05/15/11	2,220	2,314
Clorox Co.
4.200% due 01/15/10	725	706
CNA Financial Corp.
6.500% due 08/15/16	850	849
Columbus Southern Power Co.
Series C
5.500% due 03/01/13	360	355
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	1,575	1,979
Comcast Cable Communications LLC
6.875% due 06/15/09	525	538
6.750% due 01/30/11	425	440
Comcast Cable Holdings LLC
9.800% due 02/01/12 (Ñ)	1,310	1,507
7.875% due 08/01/13	4,490	4,894
Comcast Corp.
5.660% due 07/14/09 (Ê)	2,535	2,530
6.500% due 01/15/15	280	284
5.900% due 03/15/16	1,170	1,140
6.500% due 01/15/17	840	851
5.875% due 02/15/18	200	192
6.500% due 11/15/35	1,800	1,714
6.450% due 03/15/37	735	699
Commonwealth Edison Co.
6.950% due 07/15/18	300	295
5.900% due 03/15/36 (Ñ)	400	369
Series 105
5.400% due 12/15/11	625	618
Community Health Systems, Inc. (Ñ)(Þ)
8.875% due 07/15/15	5,545	5,386
ConAgra Foods, Inc.
7.000% due 10/01/28	855	874
8.250% due 09/15/30	275	320

60	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consolidated Natural Gas Co.
Series C
6.250% due 11/01/11	155	159
Constellation Brands, Inc. (Ñ)
Series B
8.125% due 01/15/12	2,080	2,090
Consumers Energy Co.
Series F
4.000% due 05/15/10	775	746
Series H
4.800% due 02/17/09	325	322
Continental Airlines, Inc.
Series 01-1
6.503% due 06/15/11	905	913
Cooper Industries, Inc.
Series WI
5.250% due 11/15/12	500	491
Corrections Corp. of America
7.500% due 05/01/11	1,610	1,610
Costco Wholesale Corp. (Ñ)
5.500% due 03/15/17	4,365	4,245
COX Communications, Inc.
4.625% due 01/15/10	3,665	3,580
5.875% due 12/01/16 (Þ)	525	505
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/10	335	331
6.500% due 01/15/12	260	270
5.500% due 08/15/13 (Ñ)	325	322
4.875% due 01/15/15	1,025	966
Credit Suisse USA, Inc. (Ñ)
5.250% due 03/02/11	1,030	1,024
Crescent Real Estate Equities, LP
9.250% due 04/15/09	530	542
CSC Holdings, Inc.
Series WI
6.750% due 04/15/12	500	454
CVS Caremark Corp.
5.750% due 08/15/11	1,505	1,510
5.750% due 06/01/17	3,835	3,671
CVS Lease Pass Through (Þ)
6.036% due 12/10/28	1,220	1,207
Daimler Finance NA LLC
5.710% due 03/13/09 (Ê)	1,700	1,696
5.770% due 03/13/09 (Ê)	2,900	2,906
5.805% due 08/03/09 (Ê)	800	802
6.500% due 11/15/13	1,725	1,768
8.500% due 01/18/31	620	767
DCP Midstream, LP (Ñ)
6.875% due 02/01/11	90	94

	Principal Amount ($) or Shares	Market Value $
Delhaize America, Inc.
9.000% due 04/15/31	1,515	1,674
Delta Air Lines, Inc.
7.570% due 05/18/12	1,565	1,588
Detroit Edison Co. (The)
6.125% due 10/01/10	810	827
5.400% due 08/01/14	240	234
6.350% due 10/15/32	350	353
Developers Diversified Realty Corp.
5.000% due 05/03/10	420	414
4.625% due 08/01/10	876	852
5.250% due 04/15/11	50	49
5.375% due 10/15/12	2,580	2,536
Devon Financing Corp. ULC
7.875% due 09/30/31	1,209	1,402
Dex Media East Finance Co.
12.125% due 11/15/12	1,220	1,301
Dex Media West LLC/Dex Media Finance Co.
Series B
9.875% due 08/15/13	620	651
Discover Financial
Services (Ê)(Þ)
5.890% due 06/11/10	3,200	3,194
Dobson Cellular Systems
9.875% due 11/01/12	3,500	3,754
Dominion Resources, Inc.
Series 06-B
6.300% due 09/30/66	2,710	2,700
Series A
5.200% due 01/15/16	2,175	2,064
Series B (Ñ)
6.250% due 06/30/12	1,131	1,157
Dow Chemical Co. (The)
6.000% due 10/01/12	940	957
DPL, Inc.
6.875% due 09/01/11	1,555	1,627
E*Trade Financial Corp.
8.000% due 06/15/11	3,525	3,596
Echostar DBS Corp.
6.375% due 10/01/11	1,395	1,339
6.625% due 10/01/14	280	260
7.125% due 02/01/16	1,500	1,418
Eli Lilly & Co.
5.200% due 03/15/17	2,770	2,660
Embarq Corp.
7.995% due 06/01/36	1,975	1,950
Energy Partners, Ltd. (Þ)
9.750% due 04/15/14	1,260	1,197

Multistrategy Bond Fund	61

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Energy Transfer Partners, LP
5.950% due 02/01/15	4,500	4,372
Entergy Gulf States, Inc. (Ê)(Þ)
6.100% due 12/08/08	570	572
Enterprise Products Operating, LP
4.950% due 06/01/10	825	813
8.375% due 08/01/66	2,720	2,775
7.034% due 01/15/68	475	434
Series B
4.625% due 10/15/09	2,410	2,370
5.750% due 03/01/35 (Ñ)	675	589
Erac USA Finance Co. (Þ)
5.300% due 11/15/08	350	346
Farmers Exchange Capital (Þ)
7.050% due 07/15/28	4,550	4,253
Farmers Insurance Exchange (Þ)
6.000% due 08/01/14	570	552
8.625% due 05/01/24	1,830	2,095
FedEx Corp.
5.500% due 08/15/09	620	620
7.600% due 07/01/97	585	649
First Union Institutional Capital II
7.850% due 01/01/27	1,680	1,747
FirstEnergy Corp.
Series B
6.450% due 11/15/11	3,450	3,560
Series C
7.375% due 11/15/31	1,630	1,772
Ford Motor Co. (Ñ)
7.450% due 07/16/31	6,490	4,997
Ford Motor Credit Co. LLC
7.375% due 10/28/09	1,800	1,738
9.875% due 08/10/11 (Ñ)	12,905	13,068
7.250% due 10/25/11	600	548
8.110% due 01/13/12 (Ê)	3,235	3,089
7.800% due 06/01/12	1,515	1,431
7.000% due 10/01/13	675	607
8.000% due 12/15/16 (Ñ)	1,625	1,498
Series WI
9.750% due 09/15/10	2,710	2,737
FPL Group Capital, Inc.
5.625% due 09/01/11	1,970	1,986
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	6,335	6,652
Freescale Semiconductor, Inc. (Þ)
8.875% due 12/15/14	950	867
10.125% due 12/15/16 (Ñ)	1,975	1,758

	Principal Amount ($) or Shares	Market Value $
General Electric Capital Corp.
5.390% due 01/05/09 (Ê)	800	800
3.250% due 06/15/09	600	581
5.430% due 01/20/10 (Ê)	5,200	5,208
5.500% due 04/28/11 (Ñ)	1,295	1,306
5.560% due 01/08/16 (Ê)	1,100	1,100
Series GMTN (Ê)(Ñ)
5.390% due 03/12/10	1,900	1,901
Series mtn (Ê)
5.390% due 10/26/09	2,400	2,401
Series MTNA
4.250% due 12/01/10	180	175
5.875% due 02/15/12	320	326
5.450% due 01/15/13	5,310	5,297
4.750% due 09/15/14	80	77
General Mills, Inc. (Ê)
5.485% due 01/22/10	1,100	1,098
General Motors Corp.
Principal Only STRIP
Zero coupon due 11/01/13	1,900	1,805
8.375% due 07/15/33	5,230	4,302
Georgia-Pacific Corp.
8.125% due 05/15/11	1,000	1,008
9.500% due 12/01/11	1,285	1,317
8.875% due 05/15/31 (Ñ)	2,257	2,144
Glencore Nickel, Ltd.
9.000% due 12/01/14 (Ø)	305	—
GMAC LLC
6.875% due 09/15/11	12,656	11,769
8.000% due 11/01/31 (Ñ)	7,870	7,391
Goldman Sachs Group, Inc. (The)
5.400% due 12/23/08 (Ê)	800	800
5.410% due 03/30/09 (Ê)	2,800	2,797
5.450% due 06/23/09 (Ê)	4,000	4,000
5.440% due 11/16/09 (Ê)	600	600
6.875% due 01/15/11	5,275	5,482
4.750% due 07/15/13	1,275	1,204
5.350% due 01/15/16	4,250	4,023
5.625% due 01/15/17	1,460	1,383
Series MTNB (Ê)
5.450% due 12/22/08	1,800	1,801
5.690% due 07/23/09	3,500	3,514
Goldman Sachs Group, LP
4.500% due 06/15/10	1,040	1,016
Goodyear Tire & Rubber Co. (The)
9.000% due 07/01/15	625	641
GSAMP Trust (Ê)
Series 2006-HE8 Class A2A
5.390% due 01/25/37	1,475	1,475

62	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Harrah’s Operating Co., Inc.
5.500% due 07/01/10	525	478
6.500% due 06/01/16 (Ñ)	4,540	3,337
Hawaiian Telcom Communications, Inc. (Ê)
Series B
10.860% due 05/01/13	2,215	2,171
HCA, Inc.
9.125% due 11/15/14 (Þ)	905	894
6.500% due 02/15/16 (Ñ)	1,355	1,043
9.625% due 11/15/16 (Þ)	1,000	993
Health Care Property Investors, Inc. (Ñ)
5.950% due 09/15/11	1,750	1,758
Health Net, Inc.
6.375% due 06/01/17	2,145	2,125
Healthsouth Corp. (Ñ)
10.750% due 06/15/16	3,145	3,176
Hertz Corp.
8.875% due 01/01/14	2,745	2,745
Historic TW, Inc.
8.050% due 01/15/16	2,360	2,615
6.625% due 05/15/29	75	73
HJ Heinz Co. (Þ)
6.428% due 12/01/08	200	202
HJ Heinz Finance Co. (Ñ)
6.000% due 03/15/12	240	242
Home Depot, Inc.
5.485% due 12/16/09 (Ê)	1,870	1,864
5.400% due 03/01/16	435	407
Hospira, Inc. (Ê)
5.830% due 03/30/10	1,580	1,584
Hospitality Properties Trust
5.625% due 03/15/17	5,775	5,519
HRPT Properties Trust
5.750% due 02/15/14	1,940	1,912
HSBC Bank USA NA (Ê)
Series BKNT
5.500% due 06/10/09	500	501
HSBC Finance Corp.
5.490% due 09/15/08 (Ê)	4,500	4,508
4.125% due 12/15/08	175	172
5.875% due 02/01/09	660	665
5.420% due 10/21/09 (Ê)	1,500	1,500
4.125% due 11/16/09	1,270	1,234
5.607% due 05/10/10 (Ê)(Ñ)	1,300	1,304
8.000% due 07/15/10	165	176
6.750% due 05/15/11	900	937
6.375% due 10/15/11	465	469
6.375% due 11/27/12	1,770	1,803
5.000% due 06/30/15 (Ñ)	1,330	1,233

	Principal Amount ($) or Shares	Market Value $
HUB International Holdings, Inc. (Þ)
10.250% due 06/15/15	4,415	3,797
ICI Wilmington, Inc.
4.375% due 12/01/08	210	206
Idearc, Inc.
8.000% due 11/15/16	500	474
Inmarsat Finance PLC
10.375% due 11/15/12	1,250	1,163
International Business Machines Corp.
7.125% due 12/01/96	2,580	2,862
International Lease Finance Corp.
3.500% due 04/01/09	550	534
5.750% due 06/15/11	890	894
5.625% due 09/20/13	2,710	2,719
International Paper Co.
5.850% due 10/30/12	6,530	6,504
International Steel Group, Inc. (Ñ)
6.500% due 04/15/14	2,565	2,529
Interpublic Group of Cos., Inc.
6.250% due 11/15/14	380	323
iStar Financial, Inc.
Series B
5.125% due 04/01/11	1,100	1,067
JC Penney Co., Inc.
7.375% due 08/15/08	1,550	1,570
JC Penney Corp., Inc.
6.375% due 10/15/36	2,070	1,922
Jersey Central Power & Light Co.
5.625% due 05/01/16	1,240	1,211
John Hancock Financial Services, Inc.
5.625% due 12/01/08	120	121
John Hancock Global Funding II (Þ)
7.900% due 07/02/10	440	473
JP Morgan Chase Capital XX
Series T
6.550% due 09/29/36	200	183
JP Morgan Chase Capital XXII
Series V
6.450% due 02/02/37	6,500	5,947
JPMorgan Chase & Co.
6.000% due 02/15/09	170	172
7.000% due 11/15/09	415	430
5.395% due 05/07/10 (Ê)	3,200	3,186
6.750% due 02/01/11	175	182
5.600% due 06/01/11	675	678
Series 1 (Ê)
5.370% due 06/26/09	700	699
JPMorgan Chase Bank NA
Series BKNT
5.875% due 06/13/16	2,985	2,990

Multistrategy Bond Fund	63

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

KAR Holdings, Inc. (Þ)
10.000% due 05/01/15	3,510	3,089
KBC Bank Funding Trust III (ƒ)(Þ)
9.860% due 11/29/49	1,960	2,138
Kellogg Co.
Series B
6.600% due 04/01/11	5,245	5,452
Kerr-McGee Corp.
6.950% due 07/01/24	2,005	2,082
KeySpan Corp.
7.625% due 11/15/10	525	561
Kinder Morgan Finance Co. ULC
Series WI
5.350% due 01/05/11 (Ñ)	1,545	1,489
5.700% due 01/05/16	1,285	1,141
Kraft Foods, Inc.
4.125% due 11/12/09	1,152	1,116
5.625% due 11/01/11	6,260	6,207
6.500% due 11/01/31 (Ñ)	410	392
Kroger Co. (The)
7.250% due 06/01/09	270	278
8.000% due 09/15/29 (Ñ)	165	179
7.500% due 04/01/31 (Ñ)	415	435
L-3 Communications Corp.
Series B
6.375% due 10/15/15	1,500	1,380
LaBranche & Co., Inc.
9.500% due 05/15/09 (Ñ)	2,865	2,836
11.000% due 05/15/12	1,775	1,740
Lear Corp. (Ñ)
Series B
8.750% due 12/01/16	805	745
Lehman Brothers Holdings, Inc.
5.450% due 10/22/08 (Ê)	1,800	1,800
5.370% due 11/24/08 (Ê)	1,400	1,398
5.450% due 04/03/09 (Ê)	5,500	5,491
5.460% due 08/21/09 (Ê)	800	799
5.500% due 05/25/10 (Ê)	900	897
5.580% due 07/18/11 (Ê)	600	590
5.250% due 02/06/12	1,790	1,728
5.500% due 04/04/16 (Ñ)	960	896
6.500% due 07/19/17	3,960	3,889
6.875% due 07/17/37 (Ñ)	4,250	4,117
Series MTn (Ê)
5.460% due 11/16/09	5,600	5,591
Level 3 Communications, Inc.
6.000% due 09/15/09	1,230	1,150
Level 3 Financing, Inc.
12.250% due 03/15/13	595	652

	Principal Amount ($) or Shares	Market Value $
Liberty Mutual Group, Inc. (Þ)
7.000% due 03/15/37 (Ñ)	3,685	3,344
7.800% due 03/15/37	11,225	9,759
Limited Brands, Inc.
6.900% due 07/15/17	2,395	2,386
7.600% due 07/15/37	2,410	2,401
Lubrizol Corp.
4.625% due 10/01/09	1,781	1,749
M&T Bank Corp.
5.375% due 05/24/12	3,825	3,812
MacDermid, Inc. (Þ)
9.500% due 04/15/17	3,695	3,362
Macys Retail Holdings, Inc.
5.350% due 03/15/12	1,625	1,614
6.700% due 07/15/34	1,245	1,079
6.375% due 03/15/37 (Ñ)	2,500	2,443
Mandalay Resort Group
9.500% due 08/01/08	465	481
6.500% due 07/31/09	500	493
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	411	396
Marsh & McLennan Cos., Inc.
5.150% due 09/15/10	2,825	2,773
Max USA Holdings, Ltd. (Þ)
7.200% due 04/14/17	1,915	1,841
Medco Health Solutions, Inc.
7.250% due 08/15/13	3,347	3,550
Merrill Lynch & Co., Inc.
5.440% due 12/04/09 (Ê)	1,000	995
5.560% due 07/25/11 (Ê)	1,100	1,093
6.050% due 05/16/16	2,235	2,205
5.700% due 05/02/17	1,925	1,817
Series MTN (Ê)(Ñ)
5.406% due 05/08/09	2,300	2,293
Series MTN (Ê)(Ñ)
5.450% due 08/14/09	700	698
Series MTNC
4.250% due 02/08/10	1,470	1,433
MetLife, Inc.
5.000% due 06/15/15 (Ñ)	1,095	1,039
6.400% due 12/15/36	400	358
Metropolitan Life Global Funding I (Ê)(Þ)
5.400% due 05/17/10	4,300	4,300
MGM Mirage
6.750% due 09/01/12	2,825	2,641
Midamerican Energy Holdings Co.
Series WI
6.125% due 04/01/36	2,775	2,652

64	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Midamerican Funding LLC
6.750% due 03/01/11	1,820	1,899
Miller Brewing Co. (Þ)
5.500% due 08/15/13	1,305	1,296
Monumental Global Funding II (Þ)
4.625% due 03/15/10	475	467
Morgan Stanley
5.406% due 05/07/09 (Ê)	5,100	5,099
5.375% due 10/15/15 (Ñ)	1,635	1,579
Series GMTN (Ê)
5.467% due 02/09/09	3,100	3,100
Series MTN (Ê)(Ñ)
5.450% due 01/15/10	2,300	2,295
Mylan Laboratories, Inc.
6.375% due 08/15/15	2,205	2,222
Natexis Ambs Co. LLC (ƒ)(Þ)
8.440% due 12/29/49	650	665
National Rural Utilities Cooperative Finance Corp.
5.750% due 08/28/09	2,150	2,164
Nationwide Financial Services
6.250% due 11/15/11	395	409
Nationwide Mutual Insurance Co. (Þ)
7.875% due 04/01/33	867	1,011
NCO Group, Inc. (Ê)(Þ)
10.230% due 11/15/13	1,390	1,334
Neff Corp. (Þ)
10.000% due 06/01/15	2,705	2,489
Nelnet, Inc.
7.400% due 09/29/36	600	596
Nevada Power Co.
Series L
5.875% due 01/15/15	550	535
News America Holdings, Inc.
7.750% due 12/01/45	1,510	1,649
7.900% due 12/01/95	595	645
8.250% due 10/17/96	195	221
Nextel Communications, Inc.
Series E
6.875% due 10/31/13	2,265	2,174
Nisource Finance Corp.
5.930% due 11/23/09 (Ê)	370	370
7.875% due 11/15/10	1,510	1,611
Norfolk Southern Corp.
7.050% due 05/01/37	530	552
7.900% due 05/15/97	6,280	7,136
North Front Pass-Through Trust (Þ)
5.810% due 12/15/24	5,035	4,841

	Principal Amount ($) or Shares	Market Value $
NRG Energy, Inc.
7.375% due 01/15/17	1,650	1,592
Ohio Power Co.
Series F
5.500% due 02/15/13	55	54
Series K
6.000% due 06/01/16	560	563
ONEOK Partners, LP
6.650% due 10/01/36	2,175	2,146
Pacific Gas & Electric Co.
3.600% due 03/01/09	155	151
4.200% due 03/01/11	1,815	1,739
6.050% due 03/01/34 (Ñ)	955	927
5.800% due 03/01/37 (Ñ)	5,425	5,079
PAETEC Holding Corp. (Þ)
9.500% due 07/15/15	2,905	2,800
PartnerRe Finance II
6.440% due 12/01/66	150	138
Peabody Energy Corp. (Ñ)
7.875% due 11/01/26	400	384
Pemex Project Funding Master Trust
7.375% due 12/15/14	1,600	1,698
5.750% due 12/15/15	800	775
Pepco Holdings, Inc. (Ê)
5.985% due 06/01/10	3,475	3,478
Phoenix Life Insurance Co. (Þ)
7.150% due 12/15/34	1,450	1,498
Pilgrim’s Pride Corp.
9.625% due 09/15/11	180	184
7.625% due 05/01/15	1,000	965
Plains All American Pipeline, LP/PAA Finance Corp.
Series WI
6.700% due 05/15/36	1,265	1,249
Platinum Underwriters Finance, Inc.
Series B
7.500% due 06/01/17	520	545
Popular NA Capital Trust I
6.564% due 09/15/34	647	589
Popular NA, Inc.
Series MTNE
3.875% due 10/01/08	1,600	1,566
Progress Energy, Inc.
7.100% due 03/01/11	469	493
5.625% due 01/15/16 (Ñ)	510	498
7.750% due 03/01/31	135	156
7.000% due 10/30/31	760	808

Multistrategy Bond Fund	65

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Qwest Corp.
7.875% due 09/01/11	4,540	4,608
7.625% due 06/15/15	800	784
Rabobank Capital Funding II (ƒ)(Þ)
5.260% due 12/31/49	1,425	1,372
RBS Capital Trust III (ƒ)
5.512% due 09/29/49	3,750	3,597
Realogy Corp. (Ñ)(Þ)
12.375% due 04/15/15	3,245	2,718
Reckson Operating Partnership, LP
7.750% due 03/15/09	175	181
5.150% due 01/15/11	457	450
Reinsurance Group of America, Inc.
6.750% due 12/15/65	325	316
Residential Capital LLC
6.125% due 11/21/08	1,885	1,808
7.690% due 04/17/09 (Ê)(Þ)	3,175	3,067
6.460% due 05/22/09 (Ê)	2,600	2,472
6.375% due 06/30/10 (Ñ)	4,382	4,125
6.000% due 02/22/11	4,280	3,945
5.125% due 05/17/12	1,865	2,269
6.500% due 04/17/13 (Ñ)	3,320	2,979
Series WI
6.875% due 06/30/15	5,135	4,547
RH Donnelley, Inc.
10.875% due 12/15/12	4,630	4,885
Rural Cellular Corp.
8.250% due 03/15/12	3,110	3,188
Safeway, Inc. (Ñ)
5.800% due 08/15/12	60	60
7.250% due 02/01/31	155	158
Sara Lee Corp.
6.125% due 11/01/32	640	579
SB Treasury Co. LLC (ƒ)(Å)
9.400% due 12/29/49	2,028	2,095
SBC Communications, Inc. (Ñ)
6.150% due 09/15/34	1,245	1,193
Schering-Plough Corp.
5.550% due 12/01/13	1,435	1,440
Simon Property Group, LP
5.600% due 09/01/11	1,000	1,001
SLM Corp.
4.000% due 01/15/10	710	665
Series MTNA
4.000% due 01/15/09	500	484
5.500% due 07/27/09 (Ê)(Ñ)	600	581
4.500% due 07/26/10	1,460	1,365

	Principal Amount ($) or Shares	Market Value $
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/12	2,115	1,972
Southern California Edison Co.
5.455% due 02/02/09 (Ê)	600	600
7.625% due 01/15/10	600	631
Spansion, Inc. (Ñ)(Þ)
11.250% due 01/15/16	2,220	2,087
Sprint Capital Corp.
7.625% due 01/30/11 (Ñ)	4,575	4,810
6.875% due 11/15/28	1,500	1,404
8.750% due 03/15/32	2,125	2,335
Sprint Nextel Corp.
6.000% due 12/01/16	3,330	3,143
State Street Bank & Trust Co.
Series BKNT
5.300% due 01/15/16	200	194
Stingray Pass-Through Trust (Þ)
5.902% due 01/12/15	3,400	3,312
Structured Asset Mortgage Investments II (Ê)
Series 2006-AR5 Class 1A2
5.580% due 05/25/36	770	771
Suncom Wireless, Inc. (Ñ)
8.500% due 06/01/13	4,020	4,040
Sungard Data Systems, Inc. (Ñ)
10.250% due 08/15/15	2,056	2,056
Swiss Re Capital I, LP (ƒ)(Ñ)(Þ)
6.854% due 05/29/49	2,250	2,240
Symetra Financial Corp. (Þ)
6.125% due 04/01/16	900	897
TECO Energy, Inc. (Ñ)
7.200% due 05/01/11	1,665	1,698
Tesoro Corp. (Þ)
6.500% due 06/01/17	1,210	1,143
Texas Competitive Electric Holdings Co. LLC
7.000% due 03/15/13	475	486
Series 144a (Ê)(Þ)
5.860% due 09/16/08	4,000	4,000
Texas Eastern Transmission, LP
7.000% due 07/15/32	280	308
Time Warner Cable, Inc. (Þ)
5.400% due 07/02/12	5,355	5,275
5.850% due 05/01/17	2,295	2,213
6.550% due 05/01/37	8,145	7,780
Time Warner Entertainment Co., LP
Series *
8.375% due 03/15/23	1,006	1,159

66	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Time Warner, Inc.
5.590% due 11/13/09 (Ê)	4,465	4,467
5.500% due 11/15/11	1,930	1,917
Transcontinental Gas Pipe Line Corp.
7.250% due 12/01/26	1,170	1,169
Travelers Cos., Inc. (The)
6.250% due 06/15/37	1,110	1,069
Trump Entertainment Resorts, Inc. (Ñ)
8.500% due 06/01/15	2,375	2,001
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ)
6.320% due 12/10/49	2,300	2,306
UBS Preferred Funding Trust V (ƒ)(Ñ)
Series 1
6.243% due 05/12/49	3,600	3,629
Unilever Capital Corp.
5.900% due 11/15/32	2,010	1,874
Union Pacific Corp.
3.625% due 06/01/10	590	565
6.125% due 01/15/12	800	816
Union Planters Corp.
7.750% due 03/01/11	265	285
United States Steel Corp.
5.650% due 06/01/13	2,150	2,119
6.050% due 06/01/17 (Ñ)	2,970	2,860
6.650% due 06/01/37	520	486
UnitedHealth Group, Inc.
5.250% due 03/15/11	810	806
6.000% due 06/15/17 (Ñ)(Þ)	775	790
6.500% due 06/15/37 (Þ)	3,525	3,630
Unum Group
5.859% due 05/15/09	740	745
US Bank NA
5.700% due 12/15/08	55	55
US Oncology, Inc.
9.000% due 08/15/12	1,275	1,269
USB Capital IX (ƒ)(Ñ)
6.189% due 04/15/49	200	198
USB Realty Corp. (ƒ)(Þ)
6.091% due 12/22/49	3,900	3,828
Valero Logistics Operations, LP
6.050% due 03/15/13	2,787	2,825
Verizon Communications, Inc.
5.410% due 04/03/09 (Ê)	4,800	4,802
5.550% due 02/15/16	835	812
5.850% due 09/15/35	2,220	2,033
Verizon Global Funding Corp.
7.250% due 12/01/10	800	840
6.875% due 06/15/12	10,372	10,877

	Principal Amount ($) or Shares	Market Value $
Verizon, Inc.
6.500% due 09/15/11	70	72
Viacom, Inc.
5.710% due 06/16/09 (Ê)	1,565	1,570
5.750% due 04/30/11	1,735	1,729
6.875% due 04/30/36	1,295	1,218
Visteon Corp. (Ñ)
8.250% due 08/01/10	1,010	894
VTB Capital SA for Vneshtorgbank (Ê)
Series REGS
5.955% due 08/01/08	2,090	2,091
Wachovia Bank NA (Ê)
Series BKNT
5.420% due 05/25/10	3,800	3,807
Series DPNT
5.400% due 03/23/09	1,500	1,500
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	8,130	7,974
Wachovia Corp.
5.050% due 10/28/08 (Ê)(Ñ)	3,000	3,003
5.490% due 10/15/11 (Ê)	1,800	1,796
5.750% due 06/15/17	1,950	1,916
Walt Disney Co. (The) (Ê)
5.430% due 07/16/10	6,500	6,500
Washington Mutual Preferred Funding II (ƒ)(Þ)
6.665% due 12/31/49	600	556
Washington Mutual, Inc.
8.250% due 04/01/10	755	805
WellPoint, Inc.
4.250% due 12/15/09	1,192	1,160
5.850% due 01/15/36	2,740	2,484
6.375% due 06/15/37 (Ñ)	2,755	2,721
Wells Fargo & Co.
5.460% due 09/15/09 (Ê)	2,900	2,906
4.950% due 10/16/13	585	564
Wells Fargo Bank NA
5.750% due 05/16/16	1,000	990
Willis NA, Inc.
5.125% due 07/15/10	1,555	1,525
Windstream Corp.
Series WI
8.125% due 08/01/13	1,470	1,487
8.625% due 08/01/16	2,580	2,612
Wyeth
6.950% due 03/15/11	3,490	3,678
5.500% due 03/15/13	1,515	1,509
5.500% due 02/01/14	2,195	2,159
5.950% due 04/01/37	3,410	3,237

Multistrategy Bond Fund	67

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Xcel Energy, Inc.
6.500% due 07/01/36	880	906
Xerox Corp.
5.500% due 05/15/12	2,385	2,339
Xlliac Global Funding (Þ)
4.800% due 08/10/10	730	716
Yum! Brands, Inc.
8.875% due 04/15/11	350	388
ZFS Finance USA Trust I (Þ)
5.875% due 05/09/32	2,100	2,080
6.500% due 05/09/37	1,390	1,312
ZFS Finance USA Trust II (Þ)
6.450% due 12/15/65	2,505	2,356

		1,009,561

International Debt - 5.7%
Abbey National PLC (ƒ)
6.700% due 06/29/49	1,220	1,232
Abu Dhabi National Energy Co. (Þ)
5.875% due 10/27/16	2,045	2,016
6.500% due 10/27/36	1,790	1,763
Alfa MTN Markets, Ltd. for ABH Finanial Ltd (Þ)
8.200% due 06/25/12	2,490	2,508
Altos Hornos de Mexico SA de CV (Ø)
Series A
11.375% due 04/30/49	3,920	2,783
America Movil SAB de CV
5.500% due 03/01/14	500	478
ANZ National International, Ltd. (Ê)(Þ)
5.396% due 08/07/09	2,800	2,799
Arlington Street CDO, Ltd. (Þ)
Series 2000-1A Class A2
7.660% due 06/10/12	1,650	1,618
Aspen Insurance Holdings, Ltd.
6.000% due 08/15/14	200	195
AXA SA
8.600% due 12/15/30	355	421
6.379% due 12/14/49 (ƒ)(Ñ)(Þ)	400	353
6.463% due 12/31/49 (ƒ)(Ñ)(Þ)	400	366
Banco Mercantil del Norte SA (Þ)
6.862% due 10/13/21	2,775	2,810
Barclays Bank PLC (ƒ)(Þ)
7.375% due 06/29/49	2,010	2,160
BNP Paribas (ƒ)(Å)
7.195% due 12/31/49	1,800	1,719
Brascan Corp.
7.125% due 06/15/12	675	714

	Principal Amount ($) or Shares	Market Value $
British Telecommunications PLC
8.625% due 12/15/10	180	197
8.875% due 12/15/30	515	674
Brookfield Asset Management, Inc.
5.800% due 04/25/17	1,300	1,294
C10 Capital SPV, Ltd. (ƒ)(Þ)
6.722% due 12/31/49	1,500	1,488
Canadian Natural Resources, Ltd.
6.000% due 08/15/16	495	493
5.700% due 05/15/17	1,325	1,283
5.850% due 02/01/35 (Ñ)	75	68
6.500% due 02/15/37	1,790	1,765
6.250% due 03/15/38	2,460	2,352
Canadian Oil Sands, Ltd. (Þ)
4.800% due 08/10/09	981	967
Canadian Pacific Railway Co.
5.950% due 05/15/37	810	744
Catalyst Paper Corp.
Series D
8.625% due 06/15/11	4,190	3,761
China Development Bank
5.000% due 10/15/15	300	282
CIT Group Funding Co. of Canada (Ñ)
5.600% due 11/02/11	820	812
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	1,300	1,415
Commonwealth Bank of Australia (ƒ)(Þ)
6.024% due 03/29/49	3,700	3,580
Conoco Funding Co. (Ñ)
6.350% due 10/15/11	4,695	4,860
Corp. Nacional del Cobre de Chile (Þ)
6.150% due 10/24/36	100	97
Cosan Finance, Ltd. (Þ)
7.000% due 02/01/17	2,410	2,229
Credit Agricole SA/London (Ê)(Þ)
5.360% due 05/28/09	2,000	2,000
5.410% due 05/28/10	2,300	2,300
Deutsche ALT-A Securities NIM Trust (Þ)
Series 2007-AHM Class N1
6.750% due 02/25/47	1,136	1,135
Deutsche Telekom International Finance BV
5.540% due 03/23/09 (Ê)	6,400	6,410
8.000% due 06/15/10	1,330	1,421
5.375% due 03/23/11	475	472
8.250% due 06/15/30	1,100	1,316

68	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DNB Nor Bank ASA (Ê)(Þ)
5.430% due 10/13/09	7,100	7,101
DP WORLD, Ltd. (Ñ)(Þ)
6.850% due 07/02/37	5,335	5,316
Egypt Government AID Bonds
4.450% due 09/15/15	2,950	2,796
Endurance Specialty Holdings, Ltd. (Ñ)
6.150% due 10/15/15	500	488
Export-Import Bank of China (Þ)
4.875% due 07/21/15	1,725	1,611
Export-Import Bank of Korea
4.125% due 02/10/09 (Þ)	170	167
5.450% due 06/01/09 (Ê)	2,800	2,801
5.125% due 02/14/11	2,555	2,539
Falconbridge, Ltd.
7.250% due 07/15/12	275	293
6.000% due 10/15/15	2,860	2,864
FBG Finance, Ltd. (Þ)
5.125% due 06/15/15	585	549
Federative Republic of Brazil (Ñ)
6.000% due 01/17/17	7,355	7,123
FMG Finance Pty, Ltd. (Ñ)(Þ)
10.625% due 09/01/16	5,775	6,612
France Telecom SA
8.500% due 03/01/31	1,295	1,623
Galaxy Entertainment Finance Co., Ltd. (Þ)
9.875% due 12/15/12	2,885	3,083
Gaz Capital for Gazprom (Þ)
6.212% due 11/22/16	2,155	2,063
Gazinvest Luxembourg SA for Gazprombank
7.250% due 10/30/08	2,300	2,346
Harborview NIM Corp.
Series 2006-8A Class N1 (Þ)
6.409% due 07/21/36	190	188
Series 2006-9A Class N1 (Þ)
6.409% due 11/19/36	995	994
Series 2007-1A Class N1 (Þ)
6.409% due 03/19/37	934	915
Series 2007-14 Class N1 (Þ)
6.409% due 12/19/36	934	933
HBOS PLC (ƒ)(Þ)
5.920% due 09/29/49	1,200	1,074
HBOS Treasury Services PLC (Ê)(Þ)
Series MTN
5.400% due 07/17/09	2,900	2,902
HSBC Holdings PLC
6.500% due 05/02/36	1,580	1,576

	Principal Amount ($) or Shares	Market Value $
Inco, Ltd.
5.700% due 10/15/15	1,050	1,002
Intelsat Bermuda, Ltd.
8.886% due 01/15/15 (Ê)	2,420	2,432
Series WI
11.250% due 06/15/16	3,230	3,375
Intelsat Subsidiary Holding Co., Ltd.
8.625% due 01/15/15	1,500	1,504
Intergen NV (Þ)
9.000% due 06/30/17	2,255	2,221
Invesco PLC
4.500% due 12/15/09	3,157	3,098
5.625% due 04/17/12	3,345	3,311
5.375% due 02/27/13	1,600	1,555
Ispat Inland ULC
9.750% due 04/01/14	4,961	5,409
Korea Development Bank (Ê)
5.500% due 04/03/10	8,900	8,903
Korea Electric Power Corp. (Þ)
5.125% due 04/23/34	400	387
LG Electronics, Inc. (Þ)
5.000% due 06/17/10	390	380
Lukoil International Finance BV (Ñ)(Þ)
6.356% due 06/07/17	3,175	2,990
Majapahit Holding BV (Ñ)(Þ)
7.250% due 06/28/17	1,440	1,422
7.875% due 06/29/37	545	548
Mantis Reef, Ltd. (Þ)
4.692% due 11/14/08	585	580
Mexico Government International Bond
Series MTNA
6.750% due 09/27/34	1,540	1,617
Mizuho Financial Group Cayman, Ltd.
5.790% due 04/15/14 (Þ)	1,150	1,134
Series REGS
5.790% due 04/15/14	185	188
Montpelier Re Holdings, Ltd.
6.125% due 08/15/13	3,860	3,766
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/29/49	5,365	5,143
Nationwide Building Society (Þ)
4.250% due 02/01/10	1,535	1,495
Nexen, Inc.
6.400% due 05/15/37	1,435	1,386
Nippon Life Insurance (Þ)
4.875% due 08/09/10	2,535	2,484
Norske Skogindustrier ASA (Þ)
7.125% due 10/15/33	3,090	2,639

Multistrategy Bond Fund	69

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Peru Government International Bond
8.375% due 05/03/16	1,060	1,205
Petrobras International Finance Co.
6.125% due 10/06/16	1,755	1,676
8.375% due 12/10/18	1,760	1,967
Petroleum Export, Ltd. (Þ)
5.265% due 06/15/11	166	162
Province of Quebec Canada
5.000% due 07/17/09	30	30
Series PJ
6.125% due 01/22/11	4,080	4,202
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
5.298% due 09/30/20	2,000	1,906
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% due 09/30/16	2,530	2,520
5.838% due 09/30/27 (Þ)	6,570	6,232
Reliance Industries, Ltd. (Þ)
10.250% due 01/15/97	750	1,080
Resona Bank, Ltd.
5.850% due 09/29/49 (ƒ)(Þ)	6,025	5,720
Series REGS (ƒ)
5.850% due 09/29/49	535	494
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ)
7.191% due 12/29/49	15,655	15,807
Rogers Wireless, Inc.
6.375% due 03/01/14	835	842
Royal Bank of Scotland Group PLC (ƒ)
Series 1
9.118% due 03/31/49	4,025	4,375
Russia Government International Bond
7.500% due 03/31/30 (Þ)	2,970	3,254
Series REGS
7.500% due 03/31/30	1,134	1,239
Salomon Brothers AG for OAO Siberian Oil Co.
Series REGS
10.750% due 01/15/09	3,255	3,442
Santander Financial Issuances
6.375% due 02/15/11	335	348
Santander US Debt SA Unipersonal (Ê)(Þ)
5.420% due 09/19/08	4,300	4,303
5.420% due 11/20/09	2,800	2,801
Sanwa Finance Aruba AEC (Ñ)
8.350% due 07/15/09	1,510	1,592

	Principal Amount ($) or Shares	Market Value $
Sappi Papier Holding AG (Þ)
6.750% due 06/15/12	1,175	1,116
7.500% due 06/15/32	3,400	2,979
Secunda International, Ltd. (Ê)
13.360% due 09/01/12	660	673
Shimao Property Holdings, Ltd. (Ñ)(Þ)
8.000% due 12/01/16	1,340	1,280
Shinsei Finance II (ƒ)(Þ)
7.160% due 07/25/49	1,270	1,293
Siemens Financieringsmaatschappij NV (Þ)
5.410% due 08/14/09 (Ê)	1,500	1,500
6.125% due 08/17/26	3,355	3,263
SMFG Preferred Capital USD Ltd. (ƒ)(Þ)
6.078% due 01/29/49	1,000	958
Stora Enso OYI (Þ)
7.250% due 04/15/36	1,595	1,571
Sumitomo Mitsui Banking Corp. (ƒ)(Þ)
5.625% due 07/29/49	655	622
Systems 2001 AT LLC (Þ)
7.156% due 12/15/11	365	377
6.664% due 09/15/13	361	380
Telecom Italia Capital SA
4.000% due 01/15/10	4,076	3,929
4.875% due 10/01/10	950	929
5.970% due 07/18/11 (Ê)	5,065	5,085
6.200% due 07/18/11	1,355	1,367
5.250% due 10/01/15	1,260	1,172
6.000% due 09/30/34	1,050	926
7.200% due 07/18/36	2,800	2,842
Telefonica Emisiones SAU
5.660% due 06/19/09 (Ê)	1,000	998
5.984% due 06/20/11	1,330	1,336
6.421% due 06/20/16	960	966
6.221% due 07/03/17	835	828
7.045% due 06/20/36	1,785	1,818
Telefonica Europe BV
8.250% due 09/15/30	1,400	1,600
Telefonos de Mexico SAB de CV
4.500% due 11/19/08	583	574
TELUS Corp.
8.000% due 06/01/11	3,895	4,171
TNK-BP Finance SA
6.125% due 03/20/12 (Þ)	400	398
6.625% due 03/20/17 (Þ)	2,795	2,765
Series 144a
7.500% due 07/18/16	1,230	1,235

70	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Transocean, Inc. (Ê)
5.560% due 09/05/08	2,000	1,999
True Move Co., Ltd. (Þ)
10.375% due 08/01/14	1,730	1,713
Tyco International Group SA
6.750% due 02/15/11	2,260	2,349
UFJ Finance Aruba AEC
6.750% due 07/15/13	220	229
Unicredit Luxembourg Finance SA (Ê)(Þ)
5.405% due 10/24/08	5,610	5,612
Vale Overseas, Ltd.
6.250% due 01/11/16	460	456
6.250% due 01/23/17	3,385	3,351
6.875% due 11/21/36	2,105	2,048
Vedanta Resources PLC (Þ)
6.625% due 02/22/10	1,190	1,174
Venezuela Government International Bond
9.250% due 09/15/27	1,160	1,218
9.375% due 01/13/34 (Ñ)	2,140	2,279
Vodafone Group PLC
5.750% due 03/15/16	1,330	1,290
6.150% due 02/27/37	1,800	1,646
VTB Capital SA (Ê)(Þ)
5.955% due 08/01/08	3,200	3,188
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC (Þ)
5.125% due 11/15/14	700	669
Westfield Group (Þ)
5.400% due 10/01/12	827	819
White Mountains Re Group, Ltd. (ƒ)(Þ)
7.506% due 05/29/49	8,125	7,907
XL Capital, Ltd. (ƒ)
Series E
6.500% due 12/31/49	11,440	10,209
Xstrata Finance Canada, Ltd. (Þ)
5.500% due 11/16/11	485	482
5.800% due 11/15/16	815	799
Xstrata Finance Dubai, Ltd. (Ê)(Þ)
5.710% due 11/13/09	885	886

		348,747

Loan Agreements - 1.0%
Adam Aircraft Industries, Term Loan
12.380% due 05/01/12	1,100	1,089
ALLTEL Holding Corp., Term Loan
6.860% due 07/17/13	2,035	1,974

	Principal Amount ($) or Shares	Market Value $
Avis Budget Holdings, Term Loan
6.610% due 04/19/12	475	457
AWAS, Second Lien Term Loan
11.375% due 03/21/13	589	571
Coffeyville Resources, LLC
8.260% due 12/28/13	98	93
8.570% due 12/28/13	182	173
8.610% due 12/28/13	319	303
DB UFC Zuffa, Term B
7.370% due 06/28/12	3,140	3,140
Delphi Corp., Term Loan C
8.125% due 12/31/07	400	392
Douglas Dynamics
7.610% due 05/21/13	1,895	1,876
Ford Motor Co., Term Loan B
8.360% due 12/15/13	6,472	6,117
General Motors Corp., Term Loan B
7.735% due 11/29/13	1,100	1,045
Georgia-Pacific Corp., Term Loan B
7.110% due 12/20/12	3,997	3,957
HCA, Inc. Term Loan B
7.610% due 12/30/13	3,184	3,025
Healthsouth Corp., Term Loan B
7.860% due 03/10/13	2,241	2,151
Hexion Specialty Chemicals, Term Loan C
7.625% due 05/05/13	497	472
Idearc, Inc., Term Loan B
7.360% due 11/17/14	896	851
Landsource Communities Development LLC
8.110% due 02/19/13	9	9
Lyondell Chemical Co., Term Loan
6.856% due 08/16/13	2,290	2,198
Starbound Reinsurance, Ltd., Term Loan B
6.860% due 03/31/08	6,000	6,000
7.360% due 03/31/08	9,000	9,000
8.360% due 08/20/09	5,235	5,235
Talecris Biotherapeutics, Inc., Second Lien Term Loan
11.860% due 12/06/14	800	776
Travelport Holdings, Ltd.
12.360% due 03/01/13	3,110	3,114
United Airlines, Inc., Term Loan B
7.375% due 02/01/14	1,000	940
Univision Communications, Inc., Term Loan B
7.610% due 09/15/14	1,730	1,574

Multistrategy Bond Fund	71

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

USI Holdings Corp., Term Loan B
8.110% due 05/04/14	700	679
Visteon Corp., Term Loan B
8.380% due 06/13/13	1,900	1,748

		58,959

Mortgage-Backed Securities - 50.0%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
5.620% due 07/25/34	252	251
Adjustable Rate Mortgage Trust (Ê)
Series 2005-3 Class 8A2
5.560% due 07/25/35	1,723	1,727
American Home Mortgage Assets (Ê)
Series 2006-2 Class 2A2
5.550% due 09/25/46	2,032	2,038
Series 2006-4 Class 1A11
5.510% due 08/30/36	2,890	2,895
Series 2007-1 Class A1
5.729% due 02/25/47	109	109
Series 2007-2 Class A1
5.445% due 03/25/47	4,258	4,254
Series 2007-5 Class A1A
5.510% due 06/25/47	6,588	6,579
American Home Mortgage Investment Trust (Ê)
Series 2004-1 Class 1A
5.670% due 04/25/44	258	258
Series 2004-4 Class 4A
4.390% due 02/25/45	1,105	1,083
Series 2005-2 Class 1A1
5.620% due 09/25/45	6,031	6,043
Series 2005-2 Class 5A2
5.470% due 09/25/35	262	262
Series 2005-3 Class 3A2
5.500% due 09/25/35	188	188
Series 2005-4 Class 1A1
5.610% due 11/25/45	1,333	1,335
Series 2006-3 Class 12A1
5.510% due 12/25/46	6,106	6,112
Series 2007-1 Class GA1C
5.510% due 05/25/47	6,146	6,143
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
7.461% due 02/25/33	655	606
Series 2004-R8 Class A5
5.690% due 09/25/34	539	539

	Principal Amount ($) or Shares	Market Value $
Series 2004-R10 Class A5
5.710% due 11/25/34	53	53
Series 2005-R3 Class A1A
5.520% due 05/25/35	998	993
Series 2006-R1 Class A2C
5.510% due 08/01/16	820	819
Asset Backed Funding Certificates (Ê)
Series 2006-OPT Class A3A
5.380% due 11/25/36	765	762
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	3,140	3,113
Series 2004-4 Class A3
4.128% due 07/10/42	2,160	2,109
Series 2005-2 Class A4
4.783% due 07/10/43	3,125	3,021
Series 2005-3 Class A2
4.501% due 07/10/43	1,720	1,677
Series 2005-5 Class A4
5.115% due 10/10/45	6,255	5,958
Series 2005-6 Class A4
5.181% due 09/10/47	14,500	13,952
Series 2006-1 Class A4
5.372% due 09/10/45	2,520	2,435
Series 2006-3 Class A4
5.889% due 07/10/44	3,385	3,377
Series 2006-4 Class A4
5.634% due 07/10/46	12,003	11,763
Series 2007-1 Class A4
5.451% due 01/15/49	1,200	1,182
Series 2007-2 Class A2
5.634% due 04/10/49	3,540	3,532
Banc of America Funding Corp.
Series 2005-5 Class 1A11
5.500% due 09/25/35	969	927
Series 2005-8 Class 1A1
5.500% due 01/25/36	1,186	1,136
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	1,400	1,375
Series 2005-F Class 1A2 (Ê)
5.670% due 09/20/35	365	367
Series 2006-3 Class 5A8
5.500% due 03/25/36	3,710	3,644
Series 2006-A Class 3A2
5.896% due 02/20/36	1,503	1,513
Series 2006-A Class 4A1 (Ê)
5.570% due 02/20/36	3,933	3,929

72	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-F Class 1A2 (Ê)
5.173% due 07/20/36	409	407
Series 2006-H Class 4A4
6.216% due 09/20/46	1,485	1,495
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
5.770% due 12/25/33	4,459	4,469
Series 2003-D Class 1A2 (Ê)
7.280% due 05/25/33	2	2
Series 2004-1 Class 5A1
6.500% due 09/25/33	81	81
Series 2004-11 Class 2A1
5.750% due 01/25/35	3,148	3,059
Series 2004-D Class 1A1 (Ê)
5.628% due 05/25/34	206	207
Series 2005-9 Class 2A1
4.750% due 10/25/20	1,143	1,110
Series 2005-I Class 2A2 (Ê)
4.870% due 10/25/35	3,972	3,926
Series 2005-L Class 3A1 (Ê)
5.458% due 01/25/36	1,851	1,842
Series 2006-2 Class A15
6.000% due 07/25/36	3,086	3,108
Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê)
5.820% due 04/25/33	774	778
Series 2003-10 Class 2A1
6.000% due 12/25/33	557	550
Series 2003-10 Class 2A2 (Ê)
5.770% due 12/25/33	1,804	1,814
Series 2004-2 Class 1A1
6.000% due 03/25/34	1,273	1,256
Series 2004-10 Class 1CB1
6.000% due 11/25/34	371	374
Series 2004-11 Class 1CB1
6.000% due 12/25/34	429	424
Series 2005-1 Class 2A1
5.500% due 02/25/20	3,305	3,256
Series 2005-3 Class 2A1
5.500% due 04/25/20	550	541
Series 2005-5 Class 2CB1
6.000% due 06/25/35	659	650
Series 2005-6 Class 7A1
5.500% due 07/25/20	730	718
Series 2005-9 Class 5A1
5.500% due 10/25/20	861	847
Series 2006-5 Class CB17
6.000% due 06/25/36	2,452	2,461

	Principal Amount ($) or Shares	Market Value $
Series 2006-6 Class CB6
6.000% due 07/25/46	2,172	2,173
Bayview Financial Acquisition Trust (Ê)
Series 2006-C Class 2A1
5.430% due 11/28/36	1,153	1,152
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A2
5.306% due 02/25/33	43	44
Series 2003-1 Class 6A1
5.040% due 04/25/33	125	124
Series 2003-8 Class 4A1
4.621% due 01/25/34	511	513
Series 2005-10 Class A1 (Ê)
4.750% due 10/25/35	3,485	3,451
Series 2007-1 Class 3A2
5.770% due 02/25/47	3,437	3,443
Series 2007-3 Class 1A1
5.487% due 05/25/47	7,000	6,895
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.376% due 05/25/35	1,998	1,997
Series 2005-8 Class 11A1 (Ê)
5.590% due 10/25/35	3,599	3,604
Series 2006-3 Class 33A1 (Ê)
6.158% due 05/25/36	1,612	1,627
Series 2006-3 Class 34A1
6.156% due 05/25/36	1,867	1,884
Bear Stearns Asset Backed Securities Trust
Series 2005-AC8 Class A5
5.500% due 11/25/35	1,138	1,137
Bear Stearns Commercial Mortgage Securities
Series 2004-ESA Class E (Þ)
5.064% due 05/14/16	825	824
Series 2005-PW1 Class A4
5.405% due 12/11/40	3,500	3,399
Series 2006-PW1 Class A4
5.201% due 12/11/38	11,000	10,430
Series 2007-PW1 Class A4
5.331% due 02/11/44	12,500	11,932
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR1 Class 1A2
5.570% due 07/25/36	1,969	1,964

Multistrategy Bond Fund	73

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR2 Class 1A1
5.520% due 09/25/36	9,397	9,361
Series 2006-AR2 Class 2A1
5.550% due 10/25/36	2,346	2,343
Series 2006-AR3 Class 1A1
5.500% due 03/25/36	2,174	2,169
Series 2006-AR4 Class A1
5.530% due 12/25/36	2,640	2,635
Series 2006-AR5 Class 1A1
5.480% due 12/25/36	5,707	5,693
Series 2007-AR2 Class A1
5.490% due 03/25/37	2,701	2,695
Series 2007-AR3 Class 1A1
5.460% due 03/25/37	4,097	3,979
Bear Stearns Structured Products, Inc. (Þ)
Series 2007-N3 Class 10C Interest Only STRIP
2.142% due 06/26/36	8,358	325
Carrington Mortgage Loan Trust (Ê)
Series 2007-FRE Class A1
5.400% due 02/25/37	3,649	3,643
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	1,792	1,696
Series 2006-S4 Class A3
6.000% due 12/25/36	2,900	2,915
Series 2006-S4 Class A4
6.000% due 12/25/36	1,525	1,528
Series 2007-A1 Class 1A3
4.359% due 02/25/37	2,738	2,709
Series 2007-A1 Class 4A1
4.496% due 02/25/37	925	916
Series 2007-A1 Class 5A1
4.173% due 02/25/37	1,894	1,860
Citifinancial Mortgage Securities, Inc.
Series 2003-4 Class AF3
3.221% due 10/25/33	10	10
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	335	329
Series 2006-WF1 Class A2F
5.657% due 03/01/36	1,925	1,908
Series 2006-WFH Class A2 (Ê)
5.420% due 11/25/36	6,300	6,271
Series 2007-AR1 Class A1 (Ê)
5.400% due 01/25/37	1,310	1,309

	Principal Amount ($) or Shares	Market Value $
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.226% due 07/15/44	4,000	3,865
Series 2006-CD3 Class A5
5.617% due 10/15/48	2,605	2,548
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	1,854	1,858
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	669	685
Series 2006-C7 Class A2
5.690% due 06/10/46	825	828
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A4 (Ê)
5.720% due 03/25/34	855	858
Series 2004-28C Class 6A1
6.000% due 01/25/35	586	578
Series 2004-J7 Class 1A2
4.673% due 08/25/34	162	161
Series 2004-J8 Class 1A1
7.000% due 09/25/34	587	601
Series 2005-32T Class A7 (Ê)
5.570% due 08/25/35	2,221	2,221
Series 2005-38 Class A3 (Ê)
5.670% due 09/25/35	1,728	1,732
Series 2005-51 Class 1A1 (Ê)
5.640% due 11/20/35	2,207	2,212
Series 2005-56 Class 2A2 (Ê)
7.069% due 11/25/35	1,300	1,319
Series 2005-56 Class 3A1 (Ê)
5.610% due 11/25/35	632	634
Series 2005-56 Class 4A1 (Ê)
5.630% due 11/25/35	1,379	1,383
Series 2005-58 Class A2 (Ê)
5.710% due 12/20/35	1,436	1,443
Series 2005-59 Class 1A1 (Ê)
5.649% due 11/20/35	3,282	3,294
Series 2005-59 Class 1A2B (Ê)
5.580% due 11/20/35	573	573
Series 2005-62 Class 1A1 (Ê)
5.620% due 12/25/35	2,182	2,199
Series 2005-63 Class 3A1
5.888% due 11/25/35	1,480	1,483
Series 2005-63 Class 5A1 (Ê)
5.330% due 12/25/35	11,309	11,306

74	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-76 Class 2A2 (Ê)
6.729% due 02/25/36	1,524	1,541
Series 2005-85C Class 2A2
5.500% due 02/25/36	102	102
Series 2005-J8 Class 1A3
5.500% due 07/25/35	2,333	2,310
Series 2005-J13 Class 2A3
5.500% due 11/25/35	1,174	1,165
Series 2006-2CB Class A3
5.500% due 03/25/36	1,201	1,194
Series 2006-9T1 Class A7
6.000% due 05/25/36	1,240	1,248
Series 2006-43C Class 1A7
6.000% due 02/25/37	3,877	3,886
Series 2006-J2 Class A3
6.000% due 04/25/36	1,841	1,849
Series 2006-OA1 Class 1XP
Interest Only STRIP
2.083% due 12/20/46	1,363	62
Series 2006-OA1 Class 2X
Interest Only STRIP
1.790% due 03/20/46	251	11
Series 2006-OA1 Class 4A1 (Ê)
5.510% due 08/25/46	3,182	3,180
Series 2006-OA1 Class A1 (Ê)
5.500% due 02/20/47	7,420	7,406
Series 2006-OA1 Class A1A (Ê)
5.370% due 09/25/46	195	195
Series 2006-OA1 Class XBJ
Interest Only STRIP
2.355% due 08/25/46	63	2
Series 2006-OA2 Class A1 (Ê)
5.480% due 02/25/47	3,561	3,553
Series 2006-OA6 Class 1A3 (Ê)
5.590% due 04/25/36	1,236	1,239
Series 2007-J2 Class 2A1
6.000% due 07/25/37	3,612	3,620
Series 2007-OA3 Class 1A1 (Ê)
5.460% due 04/25/47	4,712	4,712
Series 2007-OA4 Class A1 (Ê)
5.490% due 05/25/47	5,084	5,089
Series 2007-OA8 Class 2A2 (Ê)
5.735% due 06/25/47	6,575	6,530
Countrywide Home Equity Loan Trust (Ê)
Series 2007-C Class A
5.470% due 06/15/34	9,281	9,258

	Principal Amount ($) or Shares	Market Value $
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-56 Class 3A5
4.150% due 12/25/33	524	520
Series 2004-12 Class 1M
5.199% due 08/25/34	395	394
Series 2004-16 Class 1A1 (Ê)
5.720% due 09/25/34	1,789	1,792
Series 2005-1 Class 2A1 (Ê)
5.610% due 03/25/35	1,215	1,219
Series 2005-3 Class 1A3 (Ê)
5.560% due 04/25/35	130	130
Series 2005-23 Class A1
5.500% due 11/25/35	3,114	2,982
Series 2005-29 Class A1
5.750% due 12/25/35	1,783	1,745
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	385	384
Series 2006-1 Class A2
6.000% due 03/25/36	984	967
Series 2006-1 Class A3
6.000% due 03/25/36	347	339
Series 2006-HYB Class 3A1A
6.095% due 05/20/36	1,629	1,676
Series 2006-OA5 Class 2A1 (Ê)
5.520% due 04/25/46	3,981	3,976
Series 2006-R2 Class AF1 (Ê)(Þ)
5.740% due 08/25/36	3,855	3,880
Series 2007-HY1 Class 1A2
5.707% due 04/25/37	1,158	1,156
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-SPG Class A2 (Þ)
6.515% due 08/13/18	800	826
Series 2003-29 Class 5A1
7.000% due 12/25/33	119	122
Series 2004-1 Class 3A1
7.000% due 02/25/34	52	53
Series 2004-C1 Class A3
4.321% due 01/15/37	2,780	2,697
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.555% due 02/15/39	1,480	1,466
Series 2006-C4 Class A3
5.467% due 09/15/39	3,350	3,238
Crown Castle Towers LLC (Þ)
Series 2005-1A Class AFL (Ê)
5.700% due 06/15/35	6,685	6,707

Multistrategy Bond Fund	75

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-1A Class C
5.074% due 06/15/35	591	579
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	1,075	1,082
Series 2001-CKN Class A4
5.435% due 09/15/34	8,000	7,962
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
5.006% due 08/25/35	3,735	3,747
Series 2007-OA1 Class A1 (Ê)
5.470% due 02/25/47	3,794	3,784
DLJ Commercial Mortgage Corp.
Series 1998-CF1 Class A1B
6.410% due 02/18/31	1,051	1,051
Series 1999-CG1 Class S
Interest Only STRIP
0.830% due 03/10/32	18,065	259
Series 1999-CG3 Class A3
7.730% due 10/10/32	1,020	1,064
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
7.321% due 07/19/44	624	631
Series 2006-AR1 Class 2A1A (Ê)
5.962% due 04/19/47	1,808	1,814
Series 2006-AR2 Class 2A1A (Ê)
5.520% due 11/19/37	2,202	2,206
Fannie Mae
4.150% due 2009	12,000	11,810
7.000% due 2009	25	25
3.875% due 2010 (Ñ)	5,035	4,908
4.375% due 2010	8,000	7,866
5.050% due 2011	6,600	6,606
5.190% due 2012 (Ê)	2,150	2,139
5.500% due 2013	16	15
5.500% due 2014	46	46
6.500% due 2015	16	16
5.000% due 2016	404	394
5.500% due 2016	82	82
6.000% due 2016	895	901
11.000% due 2016	91	101
5.000% due 2017	2,742	2,676
5.500% due 2017	571	567
6.000% due 2017	545	549
6.500% due 2017	872	887

	Principal Amount ($) or Shares	Market Value $
8.000% due 2017	36	38
4.000% due 2018	5,200	4,860
4.500% due 2018	26,202	25,080
5.000% due 2018	15,936	15,530
5.500% due 2018	479	475
6.500% due 2018	270	277
Zero coupon due 2019 (Ñ)	2,155	1,120
4.500% due 2019	2,166	2,072
5.000% due 2019	5,464	5,318
5.500% due 2019	198	196
6.500% due 2019	127	130
4.500% due 2020	2,376	2,275
5.000% due 2020	6,673	6,484
5.500% due 2020	2,303	2,282
6.500% due 2020	51	53
8.000% due 2020	6	6
5.000% due 2021	7,904	7,668
5.500% due 2021	195	193
5.000% due 2022	1,990	1,930
6.500% due 2022	73	74
6.500% due 2024	1,727	1,752
7.500% due 2024	10	10
8.000% due 2024	83	89
6.500% due 2025	1,048	1,064
7.000% due 2025	3	3
6.954% due 2026 (Ê)	236	239
7.000% due 2026	247	257
9.000% due 2026	39	42
7.000% due 2027	8	8
7.500% due 2027	8	8
6.500% due 2028	348	357
7.000% due 2028	453	470
5.500% due 2029	—	—
6.500% due 2029	775	791
7.000% due 2029	2,098	2,176
7.500% due 2029	52	55
6.500% due 2030	191	195
7.000% due 2030	804	833
7.500% due 2030	366	381
8.000% due 2030	488	513
8.500% due 2030	669	719
9.500% due 2030	88	96
6.500% due 2031	677	689
7.000% due 2031	1,669	1,730
7.500% due 2031	476	497
8.000% due 2031	585	617
8.500% due 2031	344	371
6.000% due 2032	4,115	4,103

76	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2032	2,035	2,074
7.000% due 2032	5,785	5,984
7.500% due 2032	302	313
8.000% due 2032	3	3
8.500% due 2032	54	58
3.911% due 2033 (Ê)	2,339	2,347
4.793% due 2033 (Ê)	1,347	1,363
5.000% due 2033	3,630	3,424
5.500% due 2033	12,508	12,140
6.000% due 2033	954	950
6.500% due 2033	1,220	1,240
7.000% due 2033	643	664
5.000% due 2034	9,608	9,061
5.500% due 2034	56,694	54,997
6.000% due 2034	2,664	2,649
6.500% due 2034	1,572	1,595
7.000% due 2034	338	349
7.500% due 2034	191	199
4.151% due 2035 (Ê)	4,114	4,095
4.533% due 2035 (Ê)	2,354	2,341
4.834% due 2035 (Ê)	4,132	4,097
5.000% due 2035	6,894	6,486
5.500% due 2035	118,617	114,893
6.000% due 2035	3,154	3,132
6.500% due 2035	118	120
7.000% due 2035	950	977
7.500% due 2035	1,890	1,968
5.000% due 2036	28,860	27,150
5.500% due 2036	19,410	18,776
6.000% due 2036	21,788	21,589
6.500% due 2036	1,292	1,305
7.000% due 2036	976	1,002
7.500% due 2036	5,766	5,985
5.245% due 2037 (Ê)	3,598	3,612
5.500% due 2037	971	938
5.529% due 2037 (Ê)	4,054	4,041
6.000% due 2037	6,531	6,473
6.029% due 2037 (Ê)	3,981	4,000
6.500% due 2037	899	908
6.429% due 2040 (Ê)	566	576
Series 1992-10 Class ZD
8.000% due 11/25/21	432	434
Series 1993-134 Class H
6.500% due 08/25/08	167	167
Series 1996-46 Class ZA
7.500% due 11/25/26	235	243
Series 1997-68 Class SC (Ê)
Interest Only STRIP
3.156% due 05/18/27	105	10

	Principal Amount ($) or Shares	Market Value $
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/01/26	40	11
Series 1999-56 Class Z
7.000% due 12/18/29	1,173	1,205
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/01/30	45	12
Series 2001-4 Class SA (Ê)
Interest Only STRIP
2.230% due 02/17/31	205	13
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 08/01/31	91	24
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 03/01/32	29	8
Series 2003-16 Class NI
Interest Only STRIP
5.000% due 02/25/15	309	7
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33	335	85
Series 2003-32 Class FH (Ê)
5.720% due 11/25/22	2,784	2,793
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33	423	101
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33	1,890	471
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33	462	110
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33	455	109
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33	472	118
Series 2003-78 Class FI (Ê)
5.720% due 01/25/33	2,669	2,679
Series 2003-82 Class IA
Interest Only STRIP
6.000% due 08/25/32	397	55
Series 2003-82 Class WI
Interest Only STRIP
6.000% due 08/25/32	63	8

Multistrategy Bond Fund	77

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-122 Class AJ
4.500% due 02/25/28	583	566
Series 2003-337 Class 1
Principal Only STRIP
Zero coupon due 07/01/33	2,934	2,032
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	2,881	763
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	9,372	1,429
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	10,465	1,595
Series 2004-21 Class FL (Ê)
5.670% due 11/25/32	1,321	1,323
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	1,869	296
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	3,167	505
Series 2005-65 Class FP (Ê)
5.570% due 08/25/35	501	501
Series 2005-69 Class IO (Ê)
Principal Only STRIP
Zero coupon due 08/25/35	49	14
Series 2005-110 Class MB
5.500% due 09/25/35	1,875	1,879
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	2,474	635
Series 2006-373 Class 1
Principal Only STRIP
Zero coupon due 07/01/36	3,075	2,170
15 Year TBA (Ï)
4.500%	12,970	12,354
5.000%	20,420	19,795
5.500%	28,850	28,489
6.000%	22,335	22,468
30 Year TBA (Ï)
4.500%	5,815	5,295
5.000%	117,055	109,776
5.500%	510,320	492,716
6.000%	293,337	290,519
6.500%	97,730	98,669
7.000%	14,720	15,120

	Principal Amount ($) or Shares	Market Value $
Fannie Mae Grantor Trust
Series 1999-T2 Class A1
7.500% due 01/19/39	37	39
Series 2001-T8 Class A2
9.500% due 07/25/41	202	216
Series 2003-T4 Class 2A5
4.907% due 09/26/33	1,253	1,247
Fannie Mae REMICS
Series 2003-21 Class M
5.000% due 02/25/17	579	574
Series 2003-35 Class FY (Ê)
5.720% due 05/25/18	5,582	5,615
Series 2005-36 Class AI
Interest Only STRIP
5.500% due 10/25/26	2,275	160
Series 2005-79 Class FC (Ê)
5.620% due 02/25/22	3,280	3,279
Series 2006-5 Class 3A2 (Ê)
4.673% due 05/25/35	500	496
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	727	472
Series 2006-81 Class LF (Ê)
Principal Only STRIP
Zero coupon due 09/25/36	188	207
Series 2006-90 Class Z
6.000% due 09/25/36	19	19
Series 2006-118 Class A1 (Ê)
5.380% due 12/25/36	538	536
Series 2006-118 Class A2 (Ê)
5.380% due 12/25/36	1,419	1,414
Series 2007-27 Class XA (Ê)
Principal Only STRIP
Zero coupon due 05/25/35	98	96
Series 2007-42 Class LF (Ê)
Principal Only STRIP
Zero coupon due 05/25/37	288	321
Series 2007-53 Class UF (Ê)
Principal Only STRIP
Zero coupon due 06/25/37	200	228
Series 2007-56 Class GY (Ê)
Principal Only STRIP
Zero coupon due 06/25/37	99	119
Fannie Mae Whole Loan
Series 2003-W17 Class 1A6
5.310% due 08/25/33	5,400	5,355
Series 2004-W9 Class 2A1
6.500% due 02/25/44	305	312

78	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-W11 Class 1A2
6.500% due 05/25/44	545	557
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2003-58 Class 2A
6.500% due 09/25/43	283	289
Series 2005-63 Class 1A1 (Ê)
6.229% due 02/25/45	166	166
FHA PJ Reilly 67 NCP
7.430% due 07/01/24	62	62
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.302% due 09/25/34	429	427
Series 2005-AA2 Class 1A1 (Ê)
5.056% due 03/25/35	358	358
Series 2005-AA5 Class 1A1 (Ê)
5.292% due 07/25/35	409	409
Series 2006-AA5 Class A2 (Ê)
6.531% due 09/25/36	1,700	1,739
Series 2006-FA3 Class A6
6.000% due 07/25/36	2,101	2,116
First Horizon Asset Securities, Inc.
Series 2003-5 Class 1A17
8.000% due 07/25/33	123	129
Series 2004-AR5 Class 4A1 (Ê)
5.708% due 10/25/34	407	407
Series 2005-AR5 Class 3A1 (Ê)
5.535% due 10/25/35	857	858
First Union-Lehman Brothers- Bank of America (Ê)
Series 1998-C2 Class A2
6.560% due 11/18/35	14	14
Freddie Mac
5.500% due 2013	2	2
12.000% due 2013	11	12
12.000% due 2014	15	16
11.000% due 2015	11	12
4.750% due 2016 (Ñ)	155	149
5.500% due 2016	38	38
10.000% due 2016	52	57
5.500% due 2017	238	236
4.000% due 2018	12,673	11,847
4.500% due 2018	2,334	2,239
5.000% due 2018	3,815	3,719
5.500% due 2018	80	80
4.000% due 2019	12,180	11,348
4.500% due 2019	318	304

	Principal Amount ($) or Shares	Market Value $
5.000% due 2019	5,643	5,494
5.500% due 2019	229	228
4.500% due 2020	2,389	2,284
5.000% due 2020	14,407	13,996
5.500% due 2020	1,364	1,352
11.000% due 2020	52	58
5.000% due 2021	1,559	1,519
4.738% due 2034 (Ê)	1,258	1,263
4.906% due 2034 (Ê)	2,623	2,611
5.833% due 2034 (Ê)	342	345
4.815% due 2035 (Ê)	2,606	2,602
4.867% due 2035 (Ê)	4,351	4,319
6.000% due 2035	1,651	1,632
5.880% due 2036 (Ê)	1,556	1,559
5.941% due 2036 (Ê)	2,759	2,759
5.969% due 2036 (Ê)	1,486	1,496
5.622% due 2037 (Ê)	3,785	3,771
5.736% due 2037 (Ê)	5,392	5,454
Series 1991-103 Class Z
9.000% due 02/15/21	52	52
Series 1994-173 Class Z
7.000% due 05/15/24	313	328
Series 1999-212 Class SG (Ê)
Interest Only STRIP
1.625% due 06/17/27	1,726	65
Series 2000-224 Class SC (Ê)
Interest Only STRIP
2.180% due 08/15/30	61	4
Series 2000-226 Class F (Ê)
5.770% due 11/15/30	85	86
Series 2001-229 Class KF (Ê)
5.570% due 07/25/22	1,159	1,163
Series 2001-232 Class ZQ
6.500% due 06/15/31	1,460	1,522
Series 2002-246 Class SJ (Ê)
Interest Only STRIP
2.680% due 03/15/32	252	21
Series 2003-256 Class IM
Interest Only STRIP
5.000% due 09/15/14	396	10
Series 2003-259 Class IQ
Interest Only STRIP
5.000% due 06/15/17	1,306	149
Series 2003-262 Class AB
2.900% due 11/15/14	2,290	2,221
Series 2003-264 Class IM
Interest Only STRIP
7.000% due 07/15/33	409	108

Multistrategy Bond Fund	79

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-266 Class MA
4.500% due 10/15/31	995	975
Series 2004-276 Class IP
Interest Only STRIP
5.500% due 07/15/23	1,260	43
Series 2004-277 Class UF (Ê)
5.620% due 06/15/33	3,393	3,397
Series 2004-281 Class DF (Ê)
5.770% due 06/15/23	705	712
Series 2004-287 Class GC
5.000% due 11/15/29	520	509
Series 2004-289 Class PC
5.000% due 07/15/30	1,490	1,457
Series 2005-291 Class KP
5.000% due 11/15/29	1,155	1,131
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	1,285	207
Series 2005-292 Class NA
5.000% due 12/15/20	775	772
Series 2005-294 Class FA (Ê)
5.490% due 03/15/20	1,360	1,360
Series 2005-302 Class MB
5.000% due 12/15/28	640	631
Series 2005-303 Class AQ
4.500% due 10/15/22	2,568	2,548
Series 2005-305 Class JF (Ê)
5.620% due 10/15/35	670	671
Series 2005-306 Class PC
5.000% due 02/15/29	1,795	1,775
Series 2006-313 Class FP (Ê)
Principal Only STRIP
Zero coupon due 04/15/36	926	1,012
15 Year TBA (Ï)
5.500%	61,000	60,219
6.000%	6,510	6,457
30 Year TBA (Ï)
5.000%	19,725	18,498
5.500%	18,550	17,918
Freddie Mac Gold
6.000% due 2016	115	116
5.000% due 2018	646	630
5.500% due 2020	7,044	6,981
8.000% due 2020	117	123
10.500% due 2021	27	30
6.500% due 2025	5	5
8.500% due 2025	33	35
7.000% due 2027	227	235

	Principal Amount ($) or Shares	Market Value $
8.500% due 2027	178	191
7.500% due 2028	52	54
6.500% due 2029	151	154
7.500% due 2029	85	89
6.500% due 2030	8	8
7.276% due 2030 (Ê)	31	31
7.500% due 2030	238	249
8.000% due 2030	53	55
8.500% due 2030	180	192
6.500% due 2031	1,238	1,264
7.000% due 2031	466	482
7.500% due 2031	151	158
8.000% due 2031	271	283
6.000% due 2032	123	122
7.000% due 2032	247	256
7.500% due 2032	138	144
5.000% due 2033	1,061	1,001
5.500% due 2033	4,995	4,849
6.000% due 2033	286	286
6.500% due 2033	438	446
7.000% due 2033	606	626
7.500% due 2033	109	114
5.500% due 2034	1,735	1,683
6.000% due 2034	975	971
5.000% due 2035	839	790
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28	35	9
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28	224	60
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/01/31	343	86
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/01/31	154	40
Freddie Mac Reference REMIC
Series 2006-R00 Class AK
5.750% due 12/15/18	2,423	2,433
Series 2006-R00 Class FK (Ê)
5.720% due 07/15/23	5,336	5,342
Freddie Mac REMICS
Series 2003-256 Class FJ (Ê)
5.720% due 02/15/33	1,792	1,809
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	920	90

80	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-269 Class FE (Ê)
5.920% due 12/15/28	3,137	3,162
Series 2004-277 Class KE
3.500% due 12/15/17	177	176
Series 2005-299 Class KF (Ê)
5.720% due 06/15/35	654	653
Series 2005-300 Class ED
5.000% due 07/15/25	1,655	1,550
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	2,256	288
Series 2005-303 Class XA (Ê)
Principal Only STRIP
Zero coupon due 09/15/35	299	304
Series 2006-312 Class HT
5.000% due 03/15/26	3,356	3,118
Series 2006-313 Class X (Ê)
Principal Only STRIP
Zero coupon due 04/15/36	167	190
Series 2006-314 Class LF (Ê)
5.620% due 05/15/36	592	593
Series 2006-316 Class X (Ê)
Principal Only STRIP
Zero coupon due 06/15/36	429	409
Series 2006-317 Class XI (Ê)
Interest Only STRIP
6.200% due 10/15/35	2,663	24
Series 2006-323 Class PA
6.000% due 03/15/26	3,105	3,137
Series 2007-326 Class DO (Ê)
Principal Only STRIP
Zero coupon due 01/15/37	99	99
Series 2007-327 Class SX (Ê)
Principal Only STRIP
Zero coupon due 07/15/36	194	211
Series 2007-327 Class UF (Ê)
Principal Only STRIP
Zero coupon due 02/15/37	195	242
Series 2007-327 Class WF (Ê)
Principal Only STRIP
Zero coupon due 09/15/36	96	106
Series 2007-330 Class GL (Ê)
Principal Only STRIP
Zero coupon due 04/15/37	783	897
Series 2007-333 Class AF (Ê)
5.470% due 10/15/20	22,644	22,632
Series 2007-333 Class BF (Ê)
5.470% due 07/15/19	3,731	3,728

	Principal Amount ($) or Shares	Market Value $
Series 2007-333 Class FT (Ê)
5.470% due 08/15/19	16,912	16,898
Series 2007-334 Class FA (Ê)
5.550% due 02/15/19	16,200	16,204
Freddie Mac Strips
Series 2007-245 Class IO
Interest Only STRIP
5.000% due 05/15/37	5,028	1,416
GE Capital Commercial Mortgage Corp. (Ê)
Series 2002-1A Class A3
6.269% due 12/10/35	745	765
Series 2002-3A Class A1
4.229% due 12/10/37	3,528	3,451
Series 2006-C1 Class A4
5.339% due 03/10/44	1,010	977
Ginnie Mae I
11.000% due 2010	15	16
11.000% due 2013	9	10
10.500% due 2015	43	47
11.000% due 2015	3	3
10.500% due 2016	64	73
10.500% due 2021	61	69
8.000% due 2022	23	24
10.000% due 2022	64	71
9.500% due 2023	252	274
8.000% due 2025	17	18
10.000% due 2025	74	82
8.000% due 2030	313	332
7.500% due 2031	52	55
8.000% due 2031	2	2
8.000% due 2032	16	16
7.000% due 2034	1,445	1,514
30 Year TBA (Ï)
5.500%	18,095	17,626
6.000%	2,000	1,997
Ginnie Mae II
5.375% due 2023 (Ê)	158	159
5.750% due 2023 (Ê)	19	19
6.125% due 2023 (Ê)	288	290
6.375% due 2023 (Ê)	94	95
5.375% due 2024 (Ê)	47	48
5.750% due 2024 (Ê)	137	138
6.125% due 2024 (Ê)	147	148
5.375% due 2025 (Ê)	85	86
5.750% due 2025 (Ê)	9	9
6.125% due 2025 (Ê)	13	13
6.375% due 2025 (Ê)	184	187
6.125% due 2026 (Ê)	64	64

Multistrategy Bond Fund	81

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.500% due 2026	37	40
5.750% due 2027 (Ê)	159	160
6.375% due 2027 (Ê)	97	98
6.125% due 2029 (Ê)	346	350
Global Signal Trust (Ê)(Þ)
Series 2004-2A Class A
4.232% due 12/15/14	1,070	1,040
Series 2006-1 Class B
5.588% due 02/15/36	750	744
Series 2006-1 Class C
5.707% due 02/15/36	635	625
GMAC Commercial Mortgage Securities, Inc. (Ê) Series 1999-C2 Class A2 6.945% due 09/15/33	2,705	2,757
GMAC Mortgage Corp. Loan Trust
Series 2005-AR2 Class 4A (Ê)
5.187% due 05/25/35	7,508	7,406
Series 2005-AR6 Class 3A1
5.301% due 11/19/35	2,993	2,975
Series 2006-HE3 Class A2
5.750% due 10/25/36	2,235	2,233
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	2,272	2,332
Series 1999-27 Class SE (Ê)
Interest Only STRIP
3.280% due 08/16/29	99	10
Series 1999-40 Class FE (Ê)
5.870% due 11/16/29	966	976
Series 1999-44 Class SA (Ê)
Interest Only STRIP
3.230% due 12/16/29	195	17
Series 2001-46 Class SA (Ê)
Interest Only STRIP
2.260% due 09/16/31	38	2
Series 2003-5 Class B (Ê)
4.486% due 10/16/25	795	780
Greenpoint Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 3A2
5.640% due 03/25/36	1,554	1,557
Series 2006-AR5 Class A1A
5.400% due 10/25/46	2,468	2,469
Series 2006-AR6 Class A1A
5.400% due 10/25/46	926	927
Series 2006-AR8 Class 1A1A
5.400% due 01/25/47	843	843

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR1 Class 2A1A (Ê)
5.520% due 03/25/47	5,929	5,942
Series 2007-AR2 Class 1A4A (Ê)
5.490% due 04/25/47	5,477	5,488
Greenwich Capital Commercial Funding Corp. (Ê)
Series 2003-C2 Class A2
4.022% due 01/05/36	2,630	2,571
Series 2004-GG1 Class A7
5.317% due 06/10/36	4,950	4,843
Series 2005-GG5 Class A41
5.243% due 04/10/37	2,680	2,629
Series 2006-RR1 Class A1 (Þ)
5.780% due 03/18/49	2,185	2,081
Series 2007-GG9 Class A4
5.444% due 03/10/39	9,655	9,289
GS Mortgage Securities Corp. (Þ) Series 2006-OA1 Class A (Ê) Interest Only STRIP 2.763% due 08/25/35	470	17
GS Mortgage Securities Corp. II (Ê)
Series 2006-FL8 Class A1 (Þ)
5.420% due 06/06/20	219	219
Series 2006-GG6 Class A4
5.553% due 04/10/38	1,660	1,623
Series 2006-GG8 Class A4
5.560% due 11/10/39	11,460	11,165
Series 2006-GG8 Class AAB
5.535% due 11/10/39	2,250	2,217
Series 2006-RR2 Class A1 (Þ)
5.688% due 06/23/46	925	907
Series 2006-RR3 Class A1S (Þ)
5.659% due 03/18/49	7,325	6,878
Series 2007-EOP Class A1 (Þ)
5.410% due 03/06/20	7,700	7,700
Series 2007-GG1 Class A4
5.993% due 08/10/45	4,675	4,733
GSAA Home Equity Trust (Ê) Series 2006-4 Class 1A2 5.951% due 03/25/36	1,889	1,888
GSMPS Mortgage Loan Trust (Þ)
Series 1998-1 Class A
8.000% due 09/19/27	177	186
Series 1998-3 Class A
7.750% due 09/19/27	138	144
Series 1999-3 Class A
8.000% due 08/19/29	395	417
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	927	979

82	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-RP1 Class 1A4
8.500% due 01/25/35	1,165	1,243
Series 2006-RP1 Class 1A3
8.000% due 01/25/36	472	479
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
5.335% due 06/25/34	744	750
Series 2005-AR6 Class 2A1 (Ê)
4.539% due 09/25/35	4,098	4,052
Series 2006-1F Class 5A2
6.000% due 02/25/36	570	557
Series 2006-OA1 Class 2A1 (Ê)
5.510% due 08/25/46	2,052	2,054
Harborview Mortgage Loan Trust (Ê)
Series 2005-2 Class 2A1A
5.540% due 05/19/35	173	173
Series 2005-2 Class X
Interest Only STRIP
1.777% due 05/19/35	228	5
Series 2005-3 Class X2
Interest Only STRIP
1.466% due 06/19/35	324	7
Series 2005-5 Class 2A1B
5.610% due 07/19/45	434	435
Series 2005-10 Class 2A1A
5.630% due 11/19/35	2,443	2,452
Series 2005-10 Class 2A1B
5.700% due 11/19/35	790	794
Series 2005-14 Class 3A1A
5.307% due 12/19/35	880	879
Series 2005-15 Class 2A11
5.590% due 10/20/45	1,948	1,951
Series 2005-16 Class 3A1A
5.570% due 01/19/36	7,450	7,459
Series 2005-16 Class 3A1B
5.660% due 01/19/36	976	979
Series 2005-16 Class X1
Interest Only STRIP
2.306% due 01/19/36	151	4
Series 2005-16 Class X3
Interest Only STRIP
2.075% due 01/19/36	335	9
Series 2006-1 Class 2A1A
5.560% due 03/19/37	1,284	1,286
Series 2006-1 Class X1
Interest Only STRIP
2.121% due 03/19/37	241	11

	Principal Amount ($) or Shares	Market Value $
Series 2006-5 Class X2
Interest Only STRIP
2.435% due 07/19/47	381	14
Series 2006-7 Class 2A1B
5.570% due 08/19/46	1,661	1,664
Series 2006-9 Class 2A1A
5.530% due 11/19/36	2,397	2,392
Series 2006-10 Class 2A1A
5.500% due 11/19/36	2,695	2,684
Series 2006-10 Class 2A1B
5.560% due 11/19/36	3,144	3,134
Series 2006-12 Class 2A2A
5.510% due 01/19/38	16,867	16,828
Series 2006-14 Class 2A1A
5.470% due 03/19/38	7,759	7,763
Series 2006-14 Class 2A1B
5.520% due 03/19/38	1,890	1,892
Series 2007-1 Class 2A1A
5.450% due 04/19/38	1,578	1,575
Impac Secured Assets CMN Owner Trust (Ê)
Series 2005-2 Class A1
5.640% due 03/25/36	1,571	1,575
Series 2006-4 Class A2A
5.400% due 01/25/37	610	606
Indymac Index Mortgage Loan Trust (Ê)
Series 2005-AR1 Class AX2
Interest Only STRIP
1.416% due 07/25/35	176	6
Series 2005-AR2 Class 1A21
5.848% due 12/25/35	871	873
Series 2005-AR3 Class 1A1
5.165% due 01/25/36	1,911	1,933
Series 2006-AR1 Class 1A1A
5.410% due 11/25/46	567	568
Series 2006-AR2 Class A2
5.400% due 11/25/36	1,529	1,528
Series 2006-AR6 Class 2A1B
5.570% due 06/25/47	1,961	1,968
Series 2006-FLX Class A1
5.530% due 11/25/36	1,568	1,561
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)
Series 2002-C1 Class A3
5.376% due 07/12/37	1,180	1,170
Series 2002-C2 Class A2
5.050% due 12/12/34	12,000	11,692

Multistrategy Bond Fund	83

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-C1 Class A2
4.985% due 01/12/37	1,618	1,569
Series 2004-LN2 Class A1
4.475% due 07/15/41	4,018	3,900
Series 2005-LDP Class A2
4.851% due 08/15/42	3,000	2,949
Series 2005-LDP Class A3A1
4.871% due 10/15/42	3,620	3,531
Series 2005-LDP Class A4
4.918% due 10/15/42	1,345	1,265
5.179% due 12/15/44	3,120	3,007
Series 2006-CB1 Class A4
5.814% due 06/12/43	3,775	3,749
5.429% due 12/12/43	1,405	1,380
5.552% due 05/12/45	3,435	3,344
Series 2006-LDP Class A3
5.336% due 05/15/47	15,730	15,014
Series 2006-LDP Class A3B
5.447% due 05/15/45	3,080	3,027
Series 2006-LDP Class A4
5.875% due 04/15/45	1,955	1,959
5.399% due 05/15/45	3,005	2,893
Series 2006-LDP Class AJ
5.875% due 04/15/45	1,110	1,103
Series 2006-RR1 Class A1 (Þ)
5.453% due 10/18/52	9,005	8,511
Series 2007-CB1 Class A4
5.440% due 06/12/47	3,975	3,911
Series 2007-LD1 Class A4
6.007% due 06/15/49	4,900	4,945
Series 2007-LDP Class A3
5.420% due 01/15/49	3,390	3,251
JP Morgan Mortgage Trust (Ê)
Series 2005-A1 Class 4A1
4.777% due 02/25/35	1,626	1,592
Series 2005-A4 Class 1A1
5.400% due 07/25/35	822	816
Series 2005-A6 Class 1A2
5.140% due 09/25/35	1,470	1,438
Series 2005-A8 Class 1A1
5.407% due 11/25/35	8,401	8,314
Series 2007-A1 Class 1A1
4.202% due 07/25/35	960	943
Series 2007-A1 Class 2A2
4.764% due 07/25/35	939	929
Series 2007-A1 Class 4A2
4.071% due 07/25/35	943	925
Series 2007-A1 Class 5A2
4.767% due 07/25/35	938	927

	Principal Amount ($) or Shares	Market Value $
Series 2007-A1 Class B1
4.817% due 07/25/35	159	155
LB-UBS Commercial Mortgage Trust
Series 2001-C2 Class A2
6.653% due 11/15/27	12,000	12,424
Series 2002-C1 Class A4
6.462% due 03/15/31	65	67
Series 2003-C3 Class A1
2.599% due 05/15/27	434	428
Series 2004-C4 Class A3
4.982% due 06/15/29	4,310	4,277
Series 2006-C1 Class A4
5.156% due 02/15/31	4,000	3,810
Series 2006-C4 Class A4
5.887% due 06/15/38	1,605	1,610
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Þ)
Series 2006-LLF Class A1
5.400% due 09/15/21	182	182
Series 2006-LLF Class A2
5.440% due 09/15/21	1,738	1,736
Lehman Mortgage Trust
Series 2005-2 Class 2A3
5.500% due 12/25/35	1,296	1,292
Series 2005-3 Class 1A3
5.500% due 01/25/36	4,933	4,927
Lehman XS Trust (Ê)
Series 2005-5N Class 1A1
5.620% due 11/25/35	987	989
Series 2005-5N Class 3A1A
5.620% due 11/25/35	2,296	2,301
Series 2005-9N Class 1A1
5.590% due 02/25/36	701	702
Series 2006-16N Class A4A
5.510% due 11/25/46	3,861	3,753
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
5.600% due 10/25/34	88	87
Luminent Mortgage Trust (Ê)
Series 2006-1 Class A1
5.560% due 04/25/36	1,788	1,793
Series 2006-3 Class 11A2
5.570% due 09/25/35	1,098	1,102
Series 2006-6 Class A1
5.520% due 10/25/46	1,480	1,484
Mastr Adjustable Rate Mortgages Trust (Ê)
Series 2004-10 Class 2A2
6.196% due 10/25/34	37	38

84	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-1 Class B1
5.4165% due 03/25/35	1,243	1,238
Series 2005-6 Class 7A1
5.339% due 06/25/35	518	514
Series 2005-7 Class 2A2
5.370% due 09/25/35	2,552	2,554
Series 2006-2 Class 3A1
4.844% due 01/25/36	773	764
Series 2006-2 Class 4A1
4.991% due 02/25/36	5,614	5,557
Series 2006-OA2 Class 4A1A
5.879% due 12/25/46	1,865	1,866
Series 2007-3 Class 22A1
5.430% due 05/25/47	3,631	3,631
Mastr Alternative Loans Trust
Series 2003-4 Class B1 (Ê)
5.672% due 06/25/33	1,502	1,507
Series 2003-6 Class 3A1
8.000% due 09/25/33	100	102
Series 2003-9 Class 1A1
5.500% due 12/25/18	386	380
Series 2004-10 Class 5A6
5.750% due 09/25/34	1,810	1,804
Series 2005-3 Class 7A1
6.000% due 04/25/35	686	677
Mastr Asset Backed Securities Trust (Ê)
Series 2007-HE1 Class A1
5.400% due 05/25/37	1,951	1,949
Mastr Asset Securitization Trust
Series 2003-7 Class 4A35 (Ê)
5.720% due 09/25/33	2,806	2,810
Series 2003-11 Class 6A8 (Ê)
5.820% due 12/25/33	3,460	3,479
Series 2004-4 Class 2A2 (Ê)
5.770% due 04/25/34	688	689
Series 2005-2 Class 1A1
5.250% due 11/25/35	1,319	1,285
Mastr Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A5
8.000% due 08/25/34	944	996
Series 2005-2 Class 1A4
8.000% due 05/25/35	863	877
Mastr Specialized Loan Trust (Ê)(Þ)
Series 2005-2 Class A2
5.006% due 07/25/35	639	552
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1
5.800% due 06/15/30	879	880

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch Floating Trust (Ê)(Þ)
Series 2006-1 Class A1
5.390% due 06/15/22	3,645	3,645
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A6 Class 2A1 (Ê)
5.440% due 08/25/35	209	208
Series 2005-A8 Class A1B1
5.250% due 08/25/36	2,010	1,999
Merrill Lynch Mortgage Trust (Ê)
Series 2002-MW1 Class J (Þ)
5.695% due 07/12/34	365	352
Series 2004-MKB Class A2
4.353% due 02/12/42	2,865	2,813
Series 2005-CIP Class A2
4.960% due 07/12/38	225	222
Series 2005-GGP Class E (Þ)
4.330% due 11/15/10	185	184
Series 2005-GGP Class F (Þ)
4.350% due 11/15/10	180	179
Series 2006-C1 Class A1
5.528% due 05/12/39	2,447	2,448
Merrill Lynch/Countrywide Commercial Mortgage Trust (Ê)
Series 2007-5 Class A4
5.378% due 08/12/48	2,210	2,160
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
5.750% due 04/25/29	268	268
Morgan Stanley Capital I (Ê)
Series 1999-FNV Class G (Þ)
6.120% due 03/15/31	400	400
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	3,305	3,229
Series 2006-HQ8 Class A4
5.388% due 03/12/44	2,035	1,981
Series 2006-HQ9 Class A4
5.731% due 07/12/44	2,124	2,096
Series 2007-IQ1 Class A4
5.692% due 04/15/49	1,795	1,751
Morgan Stanley Dean Witter Capital I (Ê)
Series 2001-TOP Class A3
6.200% due 07/15/33	200	199
Series 2001-TOP Class E (Þ)
7.332% due 02/15/33	180	188
Morgan Stanley Mortgage Loan Trust
Series 2006-2 Class 6A
6.500% due 02/25/36	2,590	2,605
Series 2006-11 Class 1A6 (Ê)
6.231% due 08/25/36	2,510	2,541

Multistrategy Bond Fund	85

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-12X Class A6A (Ê)
5.726% due 10/25/36	1,035	1,024
Nomura Asset Acceptance Corp. (Ê)
Series 2005-WF1 Class 2A2
4.786% due 03/25/35	1,405	1,372
Series 2006-AF1 Class 1A2
6.159% due 05/25/36	2,105	2,123
Nomura Asset Securities Corp. (Ê)
Series 1998-D6 Class A1B
6.590% due 03/15/30	716	719
Prime Mortgage Trust
Series 2004-CL1 Class 1A1
6.000% due 02/25/34	359	356
Series 2004-CL1 Class 1A2 (Ê)
5.720% due 02/25/34	152	152
Series 2004-CL1 Class 2A2 (Ê)
5.720% due 02/25/19	40	40
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
5.920% due 04/25/34	378	380
Series 2004-QS8 Class A4 (Ê)
5.720% due 06/25/34	2,548	2,559
Series 2005-QA1 Class A41 (Ê)
5.681% due 09/25/35	1,419	1,416
Series 2005-QA8 Class NB3 (Ê)
5.492% due 07/25/35	1,840	1,833
Series 2005-QO4 Class 2A1 (Ê)
5.600% due 12/25/45	2,833	2,833
Series 2006-QH1 Class A1 (Ê)
5.510% due 12/25/36	2,070	2,073
Series 2006-QO1 Class 1A1 (Ê)
5.580% due 02/25/46	572	573
Series 2006-QO1 Class 2A1 (Ê)
5.590% due 02/25/46	579	580
Series 2006-QO6 Class A2 (Ê)
5.550% due 06/25/46	2,212	2,209
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	4,760	4,773
Series 2007-QH1 Class A1 (Ê)
5.480% due 02/25/37	2,034	2,033
Series 2007-QH2 Class A1 (Ê)
5.460% due 02/25/37	3,931	3,930
Series 2007-QO3 Class A1 (Ê)
5.480% due 02/25/47	7,010	7,002
Series 2007-QO3 Class SB (Ê)(Þ)
Interest Only STRIP
2.557% due 03/25/47	578	28

	Principal Amount ($) or Shares	Market Value $
Series 2007-QO4 Class A1 (Ê)
5.520% due 06/25/37	8,499	8,499
Series 2007-QO4 Class SB (Þ)
Principal Only STRIP
Zero coupon due 05/25/47	530	27
Residential Asset Mortgage Products, Inc.
Series 2004-SL1 Class A3
7.000% due 11/25/31	114	116
Series 2004-SL4 Class A3
6.500% due 07/25/32	386	393
Residential Asset Securities Corp. (Ê)
Series 2003-KS4 Class AIIB
5.900% due 06/25/33	361	361
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
5.770% due 02/25/34	2,869	2,878
Series 2007-A5 Class 2A3
6.000% due 05/25/37	1,838	1,842
Residential Funding Mortgage Securities I (Ê)
Series 2003-S5 Class 1A2
5.770% due 11/25/18	1,047	1,053
Series 2003-S14 Class A5
5.720% due 07/25/18	2,160	2,168
Series 2003-S20 Class 1A7
5.820% due 12/25/33	250	251
Series 2006-SA3 Class 3A1
6.043% due 09/25/36	1,474	1,486
Series 2006-SA4 Class 2A1
6.124% due 11/25/36	6,631	6,721
SBA CMBS Trust (Ê)(Þ)
Series 2006-1A Class B
5.451% due 11/15/36	2,060	2,029
Sequoia Mortgage Trust (Ê)
Series 2004-3 Class A
5.571% due 04/20/34	2,684	2,684
Small Business Administration (Ê)
Series 1999-P10 Class 1
7.540% due 08/10/09	264	270
Series 2000-10B Class 1
7.452% due 09/01/10	347	358
Small Business Administration Participation Certificates
Series 2004-20F Class 1 (Ê)
5.520% due 06/01/24	319	320
Series 2005-20G Class 1
4.750% due 07/01/25	2,636	2,517

86	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 Class 5A
5.500% due 12/25/34	457	455
Series 2005-19X Class 1A1 (Ê)
5.640% due 10/25/35	937	941
Series 2005-22 Class 4A2 (Ê)
5.374% due 12/25/35	127	125
Series 2006-1 Class 2A3 (Ê)
5.620% due 02/25/36	1,908	1,907
Series 2006-1 Class 5A2
5.250% due 02/25/36	6,000	5,991
Series 2006-5 Class 5A4 (Ê)
5.559% due 06/25/36	311	305
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2006-AR1 Class 3A1
5.550% due 02/25/36	793	794
Series 2006-AR3 Class 3A1
5.510% due 02/25/36	746	746
Series 2006-AR3 Class 11A2
5.590% due 04/25/36	1,965	1,965
Series 2006-AR6 Class 1A3
5.510% due 07/25/36	2,177	2,181
Series 2006-AR8 Class A1A
5.520% due 10/25/36	8,164	8,145
Structured Asset Securities Corp.
Series 2002-22H Class 1A (Ê)
6.949% due 11/25/32	90	90
Series 2004-12H Class 1A
6.000% due 05/25/34	375	370
Series 2004-21X Class 1A3 (Ê)
4.440% due 12/25/34	4,269	4,226
Series 2005-6 Class B2 (Ê)
5.345% due 05/25/35	281	257
Series 2007-OSI Class A2 (Ê)
5.410% due 06/25/37	3,623	3,620
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
5.660% due 04/25/43	1,510	1,511
Series 2006-5 Class A1
5.440% due 08/25/36	4,878	4,872
Series 2006-6 Class A1
5.430% due 12/25/36	1,838	1,834
Tobacco Settlement Authority of Iowa
6.500% due 06/01/23	385	379
Wachovia Bank Commercial Mortgage Trust (Ê)
Series 2005-C16 Class A2
4.380% due 10/15/41	3,955	3,865

	Principal Amount ($) or Shares	Market Value $
Series 2005-C20 Class A4
5.285% due 07/15/42	5,000	4,970
Series 2005-C21 Class A4
5.210% due 10/15/44	4,000	3,870
Series 2006-C28 Class A2
5.500% due 10/15/48	1,510	1,502
Series 2006-WL7 Class A1 (Þ)
5.410% due 09/15/21	11,426	11,416
Series 2007-WHL Class A1 (Þ)
5.400% due 06/15/20	3,500	3,500
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	980	951
Series 2005-9 Class 3CB
5.500% due 10/25/20	639	633
Series 2006-2 Class 2CB
6.500% due 03/25/36	870	875
Series 2006-5 Class 2CB3
6.000% due 07/25/36	1,720	1,735
Series 2006-AR2 Class A1A (Ê)
5.962% due 04/25/46	1,542	1,545
Series 2006-AR5 Class 3A (Ê)
5.962% due 07/25/46	951	952
Series 2006-AR6 Class 1A (Ê)
5.510% due 07/25/46	969	971
Series 2006-AR7 Class A1A (Ê)
5.947% due 09/25/46	943	948
Series 2006-AR8 Class 2A (Ê)
5.872% due 10/25/46	3,468	3,487
Series 2006-AR9 Class 2A (Ê)
5.869% due 11/25/46	3,704	3,704
Washington Mutual Mortgage Pass-Through Certificates
Series 2002-AR9 Class 1A (Ê)
6.422% due 08/25/42	397	397
Series 2003-S9 Class A2 (Ê)
5.870% due 10/25/33	2,839	2,851
Series 2004-AR4 Class A2 (Ê)
2.980% due 06/25/34	83	83
Series 2004-CB3 Class 1A
6.000% due 10/25/34	321	317
Series 2004-CB3 Class 4A
6.000% due 10/25/19	680	682
Series 2005-AR1 Class 1A1 (Ê)
4.835% due 10/25/35	2,281	2,254
Series 2005-AR1 Class A1A (Ê)
5.640% due 08/25/45	1,574	1,578

Multistrategy Bond Fund	87

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR1 Class A1A1 (Ê)
5.610% due 10/25/45	4,279	4,278
5.580% due 11/25/45	1,653	1,656
Series 2005-AR1 Class A1B1 (Ê)
5.610% due 08/25/45	163	163
5.580% due 10/25/45	363	363
5.570% due 11/25/45	463	463
5.570% due 12/25/45	649	649
Series 2005-AR1 Class A1B3 (Ê)
5.670% due 12/25/45	1,182	1,186
Series 2005-AR6 Class B3 (Ê)
5.980% due 04/25/45	1,633	1,627
Series 2005-AR8 Class 2A1A (Ê)
5.610% due 07/25/45	923	925
Series 2005-AR8 Class 2AB3 (Ê)
5.680% due 07/25/45	712	714
Series 2006-AR1 Class 1A4 (Ê)
5.649% due 11/25/36	7,420	7,441
Series 2006-AR1 Class 2A (Ê)
6.522% due 09/25/46	751	752
Series 2006-AR1 Class 3A1A (Ê)
5.942% due 09/25/46	907	911
Series 2006-AR2 Class 1A1 (Ê)
5.317% due 03/25/37	10,967	10,895
Series 2006-AR4 Class 1A1B (Ê)
5.962% due 05/25/46	1,373	1,378
Series 2006-AR7 Class 1A (Ê)
6.009% due 07/25/46	1,846	1,847
Series 2006-AR8 Class 1A5 (Ê)
5.897% due 08/25/46	258	260
Series 2006-AR8 Class 2A3 (Ê)
6.134% due 08/25/46	175	177
Series 2007-HY1 Class 1A1 (Ê)
5.720% due 02/25/37	7,271	7,292
Series 2007-HY3 Class 4A1 (Ê)
5.353% due 03/25/37	17,986	17,912
Series 2007-HY3 Class 4B1 (Ê)
5.343% due 03/25/37	1,474	1,441
Series 2007-HY4 Class 1A1 (Ê)
5.565% due 04/25/37	2,179	2,161
Series 2007-OA2 Class 1A (Ê)
5.722% due 03/25/47	1,809	1,808
Series 2007-OA6 Class CA1B (Ê)
5.550% due 07/25/47	6,485	6,485
Washington Mutual Pass-Through Certificates (Ê)
Series 2005-AR1 Class A1A2
5.610% due 12/25/45	787	790

	Principal Amount ($) or Shares	Market Value $
Washington Mutual, Inc. (Ê)
Series 2005-AR1 Class A1A2
5.600% due 11/25/45	1,263	1,267
5.610% due 12/25/45	1,309	1,313
Series 2006-AR1 Class 1A1
5.951% due 09/25/36	1,494	1,501
Wells Fargo Mortgage Backed Securities Trust
Series 2004-T Class A1 (Ê)
5.291% due 09/25/34	400	404
Series 2005-12 Class 1A7
5.500% due 11/25/35	1,525	1,452
Series 2005-14 Class 2A1
5.500% due 12/25/35	2,493	2,387
Series 2005-17 Class 1A1
5.500% due 01/25/36	2,076	1,987
Series 2005-17 Class 1A2
5.500% due 01/25/36	1,207	1,149
Series 2005-18 Class 1A1
5.500% due 01/25/36	7,706	7,370
Series 2006-1 Class A3
5.000% due 03/25/21	1,385	1,339
Series 2006-2 Class 2A3
5.500% due 03/25/36	3,626	3,599
Series 2006-2 Class 3A1
5.750% due 03/25/36	9,098	8,851
Series 2006-4 Class 1A8
5.750% due 04/25/36	856	861
Series 2006-4 Class 2A3
5.750% due 04/25/36	643	631
Series 2006-7 Class 2A1
6.000% due 06/25/36	455	447
Series 2006-AR1 Class 1A2 (Ê)
6.027% due 09/25/36	769	772
Series 2006-AR1 Class 2A2
5.725% due 11/25/36	978	977
Series 2006-AR1 Class 2A4 (Ê)
6.094% due 10/25/36	1,267	1,279
Series 2006-AR1 Class 5A1 (Ê)
5.599% due 07/25/36	1,407	1,406
Series 2006-AR1 Class A1 (Ê)
5.730% due 12/25/36	4,377	4,351
Series 2006-AR1 Class A7 (Ê)
5.518% due 08/25/36	1,737	1,715
Series 2006-AR2 Class 2A1 (Ê)
4.950% due 03/25/36	2,694	2,670
Series 2006-AR4 Class 1A1 (Ê)
5.862% due 04/25/36	1,910	1,887

88	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR4 Class 2A1 (Ê)
5.777% due 04/25/36	3,263	3,268
Series 2006-AR5 Class 2A1 (Ê)
5.531% due 04/25/36	460	461
Series 2006-AR6 Class 7A1 (Ê)
5.115% due 03/25/36	8,323	8,191
Series 2007-10 Class 2A5
6.250% due 07/25/37	2,397	2,419
Zuni Mortgage Loan Trust (Ê)
Series 2006-OA1 Class A1
5.450% due 08/25/36	2,731	2,730

		3,057,386

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue Bonds, weekly demand
6.375% due 06/01/32	700	757
California State University Revenue Bonds, weekly demand (m)
5.000% due 11/01/30	435	452
New Jersey Economic Development Authority Revenue Bonds, weekly demand
5.750% due 06/15/34	745	791
New York State Urban Development Corp. Revenue Bonds, weekly demand (m)
5.250% due 03/15/34	540	569
State of California General Obligation Unlimited
5.000% due 02/01/33	270	276
5.000% due 02/01/33 (æ)	100	106
State of Illinois General Obligation Unlimited (Ê)
5.100% due 06/01/33	480	441
State of Oregon General Obligation Unlimited (Ê)
5.892% due 06/01/27	555	565
State of Texas General Obligation Unlimited, weekly demand
4.750% due 04/01/35	450	449
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds (Ê)
7.467% due 06/01/47	3,425	3,445
Tobacco Settlement Financing Corp. Revenue Bonds weekly demand
5.500% due 06/01/26	1,500	1,626

	Principal Amount ($) or Shares		Market Value $
West Virginia Economic Development Authority Revenue Bonds (Ê)(m)
5.370% due 07/01/20		200	198

			9,675

Non-US Bonds - 1.3%
Arab Republic of Egypt (Þ)
8.750% due 07/18/12	EGP	12,490	2,208
Argentina Bonos
Series $ V
10.500% due 06/12/12	ARS	9,350	2,544
Argentina Government International Bond
Series dis (Ê)
5.830% due 12/31/33	ARS	9,780	3,939
Barclay’s Bank PLC (Ê)(Þ)
Series BRL$ (Ê)
4.860% due 05/19/15	BRL	25,000	20,870
Bombardier, Inc. (Å)
7.250% due 11/15/16	EUR	375	511
Colombia Government International Bond
12.000% due 10/22/15	COP	2,391,000	1,440
European Investment Bank
2.150% due 01/18/27	JPY	472,600	3,890
Federative Republic of Brazil
12.500% due 01/05/22	BRL	1,891	1,685
10.250% due 01/10/28	BRL	24,244	13,442
Ineos Group Holdings PLC Series REGS (Ê)
7.875% due 02/15/16	EUR	1,000	1,195
JP Morgan Chase Bank Series EMTn
6.000% due 05/22/45	BRL	6,461	5,579
Mexican Bonos
Series M 10
8.000% due 12/17/15	MXN	7,833	726
Series M 20
10.000% due 12/05/24	MXN	25,200	2,796
Series MI10
9.500% due 12/18/14	MXN	11,335	1,134
Norway Government Bond
6.500% due 05/15/13	NOK	20,107	3,699
Province of Quebec Canada
5.000% due 12/01/15	CAD	4,929	4,643
Quebec Residual Zero Coupon due 12/01/36	CAD	3,760	820

Multistrategy Bond Fund	89

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Republic of Colombia
9.850% due 06/28/27	COP	11,273,000	6,030
Santa Fe de Bogota DC
9.375% due 07/26/28	COP	400,000	211
9.750% due 07/26/28 (Þ)	COP	3,323,000	1,746
TELUS Corp.
4.950% due 03/15/17	CAD	1,095	922
United Kingdom Gilt
8.000% due 09/27/13	GBP	2,305	5,317

			85,347

United States Government Agencies - 1.0%
Fannie Mae (Ñ)
7.250% due 01/15/10		3,025	3,183
4.750% due 04/20/10		7,620	7,574
Federal Home Loan Bank Discount Notes
5.375% due 08/19/11 (Ñ)		1,240	1,253
5.310% due 12/28/12		5,500	5,540
Series 577 (Ñ)
4.500% due 09/26/08		16,900	16,801
Series VX10
4.200% due 05/07/10		9,000	8,808
Financing Corp.
Principal Only STRIPS
Zero coupon due 09/26/19		1,340	712
Series 1
Zero coupon due 05/11/16		400	256
Series 2P
Zero coupon due 11/30/17		330	195
Series 3P
Zero coupon due 11/30/17		885	522
Series 5P
Zero coupon due 02/08/18		490	286
Series 6P
Zero coupon due 08/03/18		2,355	1,335
Series 8P
Zero coupon due 08/03/18		4,660	2,642
Series 9P
Zero coupon due 10/06/17		2,315	1,377
Series 10P
Zero coupon due 11/30/17		3,865	2,279
Series 12P
Zero coupon due 12/06/18		1,770	984
Series 13
Zero coupon due 12/27/16		2,055	1,270
Series 13P

	Principal Amount ($) or Shares	Market Value $
Zero coupon due 12/27/18	5,420	3,003
Series 15P
Zero coupon due 03/07/19	525	288
Series 16P
Zero coupon due 04/05/19	2,320	1,266
Series 19
Zero coupon due 06/06/16	1,185	755
Series A-P
Zero coupon due 10/06/17	345	205
Series B-P
Zero coupon due 04/06/18	785	453
Series C-P
Zero coupon due 11/30/17	1,820	1,073
Series E-P
Zero coupon due 11/02/18	855	478

		62,538

United States Government Treasuries - 12.0%
United States Treasury Principal (Ñ)
Principal Only STRIPS
Zero coupon due 08/15/25	6,000	2,415
Zero coupon due 05/15/30	10,000	3,231
United States Treasury Inflation Indexed Bonds
2.375% due 04/15/11 (Ñ)	3,300	3,280
3.375% due 01/15/12 (Ñ)	7,125	7,399
3.000% due 07/15/12 (Ñ)	3,550	3,644
2.000% due 01/15/14 (Ñ)	9,840	9,560
2.000% due 07/15/14 (Ñ)	22,171	21,535
2.375% due 01/15/17 (Ñ)	6,917	6,861
2.625% due 07/15/17 (Ñ)	4,401	4,471
2.375% due 01/15/25 (Ñ)	12,795	12,644
2.000% due 01/15/26 (Ñ)	3,305	3,081
2.375% due 01/15/27 (Ñ)	8,042	7,962
3.625% due 04/15/28 (Ñ)	771	920
United States Treasury Notes
4.875% due 10/31/08 (Ñ)	44,000	44,069
4.750% due 12/31/08 (Ñ)	42,460	42,493
4.875% due 01/31/09 (Ñ)	95,000	95,267
4.500% due 03/31/09 (Ñ)	20,000	19,952
4.750% due 07/31/09	2,855	2,858
4.375% due 12/15/10 (Ñ)	53,900	53,601
4.500% due 02/28/11 (Ñ)	590	589
4.875% due 04/30/11 (Ñ)	23,725	23,959
4.625% due 08/31/11 (Ñ)	8,355	8,365
4.625% due 10/31/11 (Ñ)	50	50
4.750% due 01/31/12 (Ñ)	80,380	80,907
4.875% due 07/31/12	9,480	9,490

90	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.000% due 11/15/12 (Ñ)	4,230	4,115
4.250% due 08/15/13	4,365	4,277
12.000% due 08/15/13	315	338
Principal Only STRIP
Zero coupon due 11/15/13 (§)(Ñ)	1,855	1,385
4.250% due 11/15/13 (Ñ)	16,625	16,257
13.250% due 05/15/14	510	585
12.500% due 08/15/14	605	697
4.250% due 11/15/14	2,655	2,578
4.125% due 05/15/15 (Ñ)	7,050	6,762
4.250% due 08/15/15 (Ñ)	20,395	19,697
5.125% due 05/15/16 (Ñ)	90	92
4.875% due 08/15/16	590	594
4.625% due 11/15/16 (Ñ)	80	79
4.625% due 02/15/17 (Ñ)	5,570	5,498
8.750% due 05/15/17 (Ñ)	1,870	2,436
8.125% due 08/15/19	19,045	24,535
8.125% due 08/15/21 (Ñ)	14,495	19,036
Principal Only STRIP
Zero coupon due 11/15/21 (Ñ)	35,775	17,348
7.125% due 02/15/23	10,875	13,324
7.625% due 02/15/25	2,500	3,254
6.000% due 02/15/26 (Ñ)	29,615	33,090
6.625% due 02/15/27 (Ñ)	37,000	44,380
6.375% due 08/15/27 (Ñ)	7,675	8,988
6.125% due 08/15/29	15,055	17,329
5.375% due 02/15/31 (Ñ)	2,660	2,808
4.500% due 02/15/36 (Ñ)	13,270	12,407
4.750% due 02/15/37 (Ñ)	9,790	9,530

		740,022

Total Long-Term Investments
(cost $5,851,495)		5,806,388

Common Stocks - 0.9%
Financial Services - 0.9%
Emerging Market Local Currency Fund (Æ)	2,084,858	25,081
Pacific Investment Management Co.
Series High Yield Portfolio Institutional	3,454,260	27,979

Total Common Stocks
(cost $58,157)		53,060

Preferred Stocks - 0.2%
Financial Services - 0.2%
Deutsche Bank Contingent Capital Trust II (Æ)	131,000	3,196
DG Funding Trust (Å)	361	3,798

	Principal Amount ($) or Shares	Market Value $
Harborview NIM Corp. (Æ)(Þ)	16,568	868
Mills Corp. (The) (Æ)(Ñ)	158,100	4,185

		12,047

Producer Durables - 0.0%
Nexen, Inc. (Æ)	15,695	394

Total Preferred Stocks
(cost $7,498)		12,441

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Þ)(Æ)
2009 Warrants	850	—

Total Warrants & Rights
(cost $73)		—

	Notional Amount $

Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures
Sep 2007 90.50 Put (160)	36,200	1
Sep 2007 90.75 Put (311)	70,558	2
Sep 2007 91.00 Put (85)	19,338	—
Sep 2007 91.25 Put (284)	64,788	2
Dec 2007 91.25 Put (608)	138,700	4
Mar 2008 91.75 Put (1,500)	344,063	9
Mar 2008 92.25 Put (2,723)	627,992	17
Mar 2008 93.00 Put (436)	101,370	3
Jun 2008 92.50 Put (500)	115,625	3
Jun 2008 92.75 Put (472)	109,445	3
Sep 2008 92.25 Put (615)	141,834	4
Sep 2008 92.50 Put (1,308)	302,475	8

Mortgage-Backed Securities
Fannie Mae TBA
Oct 2007 87.375 Put (110,000)	9,611	13

Forward Volatility Agreements
(Fund Pays/Fund Receives)
USD/JPY 1 Year Mar 2010 103.8 Call (1)	1,000	7
USD/JPY 1 Year Mar 2010 103.8 Put (1)	1,000	7

Multistrategy Bond Fund	91

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

Swaptions - 0.0%
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 4.700% Aug 2007 0.00 Call (1)	18,000	—
USD Three Month LIBOR/USD 4.800% Aug 2007 0.00 Call (1)	16,000	—
USD Three Month LIBOR/USD 4.900% Aug 2007 0.00 Call (2)	39,000	2
USD Three Month LIBOR/USD 5.000% Aug 2007 0.00 Call (2)	47,000	—
USD Three Month LIBOR/USD 5.250% Aug 2007 0.00 Call (1)	24,000	74
USD Three Month LIBOR/USD 4.900% Oct 2007 0.00 Call (1)	21,000	49
USD Three Month LIBOR/USD 4.750% Feb 2008 0.00 Call (1)	32,000	45
USD Three Month LIBOR/USD 5.000% Feb 2008 0.00 Call (1)	47,700	223
USD Three Month LIBOR/USD 4.750% Mar 2008 0.00 Call (2)	116,400	425
USD Three Month LIBOR/USD 4.750% Sep 2008 0.00 Call (1)	98,500	472
USD Three Month LIBOR/USD 4.750% Dec 2008 0.00 Call (1)	49,600	253
USD Three Month LIBOR/USD 5.000% Dec 2008 0.00 Call (1)	125,500	837

Total Options Purchased (cost $2,582)		2,463

	Principal Amount ($) or Shares
Short-Term Investments - 23.6%
Abbey National Treasury
Services PLC 5.270% due 07/02/08	3,400	3,399

	Principal Amount ($) or Shares	Market Value $
American Express Centurion Bank (Ê)
Series bknt 5.320% due 05/07/08	800	800
AT&T, Inc. (Ê)
5.450% due 05/15/08	3,300	3,302
Avista Corp.
9.750% due 06/01/08	1,045	1,077
AXA Financial, Inc.
6.500% due 04/01/08	325	327
Barclays Bank PLC (Ê)
5.281% due 03/17/08	9,400	9,404
BNP Paribas Financial, Inc. (Ê)
5.265% due 05/28/08	1,800	1,799
5.261% due 07/03/08	5,800	5,804
5.270% due 07/03/08	3,600	3,598
Caterpillar Financial Services Corp.
Series MTNF (Ê)
5.430% due 08/20/07	470	470
3.625% due 11/15/07	160	159
CIT Group, Inc.
5.750% due 09/25/07	125	125
3.650% due 11/23/07	260	258
Citigroup Funding, Inc.
Zero coupon due 11/15/07	3,010	3,257
Zero coupon due 07/17/08	385	535
Citigroup Global Markets Deutschland for Tyumen Oil Co.
Series REGS 11.000% due 11/06/07	1,175	1,189
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNM 5.400% due 03/07/08	3,100	3,102
Citigroup, Inc.
4.200% due 12/20/07	3,600	3,584
3.500% due 02/01/08	4,645	4,605
Clorox Co. (Ê)
5.485% due 12/14/07	705	705
Comcast LCI Holdings
7.625% due 02/15/08	100	101
Countrywide Home Loans, Inc.
3.250% due 05/21/08	680	666
CSC Holdings, Inc.
7.250% due 07/15/08	1,500	1,498
Daimler Finance NA LLC
4.750% due 01/15/08	300	299
Series MTND (Ê)
5.840% due 09/10/07	4,200	4,202

92	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Danske Corp. (Ê)
5.205% due 09/11/07 (ž)		24,700	24,554
Dominion Resources, Inc.
Series A (Ê)
5.687% due 05/15/08		1,675	1,677
Dresdner Bank AG (Þ)
Zero coupon due 01/24/08		2,235	2,176
Dutch Treasury Certificate
Zero coupon due 09/28/07	EUR	500	680
Zero coupon due 10/31/07	EUR	2,900	3,927
El Paso Corp. (Ñ)(Ê)
6.950% due 12/15/07		2,600	2,607
Entergy Gulf States, Inc.
3.600% due 06/01/08		235	231
Erac USA Finance Co. (Þ)
7.350% due 06/15/08		3,120	3,156
Fannie Mae
4.200% due 03/24/08 (Ñ)		11,000	10,921
3.500% due 03/28/08		1,925	1,903
2.500% due 06/15/08 (Ñ)		3,460	3,383
Federal Home Loan Bank Discount Notes
4.800% due 05/02/08 (Ñ)		18,000	17,946
Series IY08
3.400% due 03/18/08		6,000	5,932
Ford Motor Credit Co. LLC (Ê)(Ñ)
6.190% due 09/28/07		1,400	1,392
Fortis Bank
5.625% due 10/15/07		1,900	1,903
Fortis Bank SA - NY (Ê)
Series YCD
5.265% due 06/30/08		2,700	2,703
Freddie Mac
3.450% due 03/12/08		6,000	5,935
Series * (Ñ)
2.750% due 03/15/08		1,060	1,044
General Electric Capital Corp. (Ê)
Series MTNA
5.435% due 01/15/08		700	700
5.460% due 07/28/08 (Ñ)		2,000	2,002
Golden West Financial Corp.
4.125% due 08/15/07		175	175
Greater Bay Bancorp
Series B 5.250% due 03/31/08		900	898
Harley-Davidson Motorcycle Trust
Series 2007-2 Class A1 (Ê) 5.307% due 05/15/08		8,306	8,306

	Principal Amount ($) or Shares		Market Value $
HSBC Finance Corp. (Ê)
5.400% due 10/04/07		2,200	2,200
International Lease Finance Corp.
3.750% due 08/01/07		115	115
John Deere Capital Corp. (Ê)
5.410% due 07/15/08		800	801
JPMorgan Chase Bank/London
Series EMtN Zero coupon due 04/24/08	EGP	30,770	5,159
Mandalay Resort Group
Series B 10.250% due 08/01/07		2,830	2,830
MBNA Corp. (Ê)
Series MTNF 5.786% due 05/05/08		780	783
Merrill Lynch & Co., Inc. (Ê)
5.460% due 06/16/08		6,800	6,795
Mirage Resorts, Inc.
6.750% due 08/01/07		600	600
Morgan Stanley (Ê)
Series MTNF 5.485% due 01/18/08		1,400	1,400
Nordea Bank Finland PLC (Ê)(ž)
5.298% due 05/28/08		1,000	999
5.307% due 05/28/08		700	700
Oneok, Inc. (Ê)
5.510% due 02/16/08		1,835	1,836
Plantinum Underwriters Financial, Inc.
Series B (Ê) 6.371% due 11/16/07		405	404
Popular NA, Inc.
4.250% due 04/01/08		470	465
PSEG Energy Holdings LLC
8.625% due 02/15/08		94	95
Rabobank USA Financial Corp. (Ê)(ç)(ž)
5.320% due 08/01/07		17,100	17,100
Residential Capital LLC (Ê)(Ñ)
5.860% due 06/09/08		3,540	3,398
Royal Bank of Canada (ž)
5.420% due 06/30/08		4,600	4,602
Royal Bank of Scotland (ž)
5.265% due 03/26/08		1,000	1,000
Royal Bank of Scotland PLC (The) (Ê)(Þ)
5.410% due 07/21/08		800	801
Russell Investment Company Money Market Fund		1,037,859	1,038

Multistrategy Bond Fund	93

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sempra Energy (Ê) 5.830% due 05/21/08	150	150
SLM Corp. (Ê) Series MTNA 5.565% due 07/25/08	6,200	6,134
Societe Generale (Ê) 5.268% due 06/30/08	1,800	1,800
5.270% due 06/30/08	6,900	6,897
Societe Generale NA (Ê) 5.225% due 08/07/07	3,300	3,297
5.225% due 11/13/07	27,200	26,707
Total SA (Ê) 5.350% due 08/01/07	35,900	35,900
Travelers Cos., Inc. (The) (Ê) 5.010% due 08/16/07	635	635
UBS Financial Del LLC 5.200% due 08/02/07	27,200	27,196
5.230% due 08/02/07 (Ê)	1,600	1,598
5.245% due 10/07/07 (Ê)	4,600	4,539
5.250% due 10/07/07	2,300	2,269
Unicredito Italiano NY
Series YCD (Ê)
5.346% due 05/06/08	6,300	6,301
5.360% due 05/29/08	1,700	1,699
Unicredito Italiano SpA 5.350% due 05/06/08	1,100	1,103
Union Pacific Corp.
6.625% due 02/01/08	265	266
Series MTNE
6.790% due 11/09/07	110	110
United States Treasury Bills (ç)(ž)
4.692% due 08/16/07 (§)	1,000	998
4.721% due 08/16/07 (§)	60	60
4.724% due 08/16/07 (§)	530	529
4.729% due 08/16/07 (§)	2,130	2,126
4.737% due 08/16/07 (§)	150	150
4.744% due 08/16/07 (§)	1,725	1,722
4.750% due 08/16/07 (§)	35	35
4.765% due 08/16/07 (§)	760	759
4.772% due 08/16/07 (§)	175	175
4.813% due 08/16/07 (§)	440	439
4.707% due 08/30/07	500	498
4.756% due 08/30/07	500	498

	Principal Amount ($) or Shares	Market Value $
4.766% due 08/30/07 (§)	500	498
4.768% due 08/30/07 (§)	500	498
4.869% due 08/30/07 (§)	4,515	4,498
4.875% due 08/30/07 (§)	250	249
4.502% due 09/13/07 (§)	1,500	1,492
4.540% due 09/13/07 (§)	500	497
4.555% due 09/13/07 (§)	500	497
4.616% due 09/13/07 (§)	500	497
4.630% due 09/13/07 (§)	750	746
4.700% due 09/13/07 (§)	1,250	1,243
4.703% due 09/13/07	400	398
4.717% due 09/13/07 (§)	750	746
4.724% due 09/13/07 (§)(Ñ)	500	497
4.724% due 09/13/07 (§)	750	746
4.724% due 09/13/07	500	497
4.729% due 09/13/07	275	274
4.738% due 09/13/07	500	497
4.765% due 09/13/07 (§)	1,150	1,144
4.771% due 09/13/07 (§)	760	756
4.847% due 09/13/07 (§)	4,250	4,226
4.665% due 09/27/07 (§)	2,200	2,184
5.036% due 01/10/08 (§)	1,000	976
United States Treasury Notes
3.000% due 02/15/08 (Ñ)	130	129
3.375% due 02/15/08	300	297
Wachovia Bank NA (Ê)(Ñ) Series BKNT 5.350% due 06/27/08	800	800
Wal-Mart Stores, Inc. (Ê) 5.260% due 06/16/08	1,900	1,898
WellPoint, Inc. 3.750% due 12/14/07	270	268
Westpac Banking Corp. (ž)
5.245% due 10/25/07	34,000	33,539
5.165% due 11/05/07	1,800	1,775
5.225% due 11/13/07	1,900	1,866
Series DPNT (Ê)
5.280% due 06/06/08	1,300	1,300
Wisconsin Electric Power Co. 3.500% due 12/01/07	145	144

Total Short-Term Investments
(cost $1,448,439)		1,448,620

94	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 14.2%
Russell Investment Company Money Market Fund (×)	149,180,709	149,181
State Street Securities Lending Quality Trust (×)	724,280,646	724,281

Total Other Securities
(cost $873,462)		873,462

Total Investments - 133.6%
(identified cost $8,241,106)		8,196,434

Other Assets and Liabilities,
Net - (33.6%)		(2,061,909)

Net Assets - 100.0%		6,134,525

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	95

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures
expiration date 03/08 (15)	4,897	(28)
expiration date 06/08 (44)	14,363	(74)
expiration date 09/08 (38)	12,405	(12)
expiration date 12/08 (29)	9,467	(16)
expiration date 03/09 (8)	2,612	2
expiration date 06/09 (11)	3,592	2
Euro-Bund Futures (Germany) expiration date 09/07 (156)	24,077	174
Eurodollar Futures (CME) expiration date 09/07 (556)	131,668	131
expiration date 03/08 (3,660)	869,799	(985)
expiration date 06/08 (3,259)	775,194	(1,045)
expiration date 09/08 (1,672)	397,790	380
expiration date 12/08 (2,076)	493,803	689
expiration date 03/09 (63)	14,978	(18)
expiration date 06/09 (6)	1,425	5
Euroyen Futures expiration date 12/07 (66)	13,798	3
Japanese 10 Year Bond (Japan) expiration date 09/07 (142)	158,798	1,091
LIBOR Futures expiration date 03/08 (15)	3,573	(38)
expiration date 06/08 (56)	13,339	(73)
expiration date 09/08 (72)	17,154	(30)
expiration date 12/08 (58)	13,820	15
expiration date 03/09 (30)	7,149	8
expiration date 06/09 (13)	3,098	4
United States Treasury Bonds expiration date 09/07 (803)	88,380	1,571
United States Treasury 2 Year Notes expiration date 09/07 (1,473)	301,873	1,612
United States Treasury 5 Year Notes expiration date 09/07 (5,591)	589,676	4,946
United States Treasury 10 Year Notes expiration date 09/07 (634)	68,105	999

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Short Positions
Euro-Bobl Futures (Germany) expiration date 09/07 (723)	105,955	(251)
Eurodollar Futures (CME) expiration date12/07 (71)	16,846	34
Long Gilt Bond (UK) expiration date 09/07 (33)	7,077	(54)
United States Treasury Bonds expiration date 09/07 (225)	24,764	(444)
United States Treasury 5 Year Notes expiration date 09/07 (103)	10,863	15
United States Treasury 10 Year Notes expiration date 09/07 (5,480)	588,672	(5,506)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		3,107

See accompanying notes which are an integral part of the financial statements.

96	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount $	Market Value $

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 4.850% Aug 2007 0.00 Call (1)	3,000	—
USD Three Month LIBOR/USD 4.900% Aug 2007 0.00 Call (3)	21,000	—
USD Three Month LIBOR/USD 5.000% Aug 2007 0.00 Call (1)	3,000	—
USD Three Month LIBOR/USD 5.570% Aug 2007 0.00 Call (1)	6,000	(41)
USD Three Month LIBOR/USD 5.010% Oct 2007 0.00 Call (1)	9,000	(31)
USD Three Month LIBOR/USD 4.900% Feb 2008 0.00 Call (1)	7,000	(34)
USD Three Month LIBOR/USD 5.100% Feb 2008 0.00 Call (1)	21,000	(160)
USD Three Month LIBOR/USD 4.900% Mar 2008 0.00 Call (2)	38,600	(236)
USD Three Month LIBOR/USD 4.950% Mar 2008 0.00 Call (1)	12,000	(81)
USD Three Month LIBOR/USD 4.950% Sep 2008 0.00 Call (4)	55,800	521
USD Three Month LIBOR/EUR 4.950% Sep 2008 0.00 Call (1)	21,500	(201)
USD Three Month LIBOR/USD 5.000% Dec 2008 0.00 Call (1)	16,600	(200)
USD Three Month LIBOR/USD 5.200% Dec 2008 0.00 Call (1)	41,800	(655)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Bonds
Aug 2007 109.00 Call (796)	86,764	(1,157)
Aug 2007 110.00 Call (404)	44,440	(366)
Aug 2007 111.00 Call (299)	33,189	(159)
Aug 2007 112.00 Call (199)	22,288	(59)
Aug 2007 106.00 Put (597)	63,282	(37)
Aug 2007 107.00 Put (991)	106,037	(108)
Aug 2007 108.00 Put (498)	53,784	(123)
Aug 2007 109.00 Put (691)	75,319	(335)

United States Treasury Notes 2 Year Futures
Aug 2007 103.00 Call (404)	83,224	(63)

United States Treasury Notes 10 Year Futures
Aug 2007 106.00 Call (199)	21,094	(274)
Aug 2007 108.00 Call (199)	21,492	(75)
Aug 2007 106.00 Put (1,195)	126,670	(243)

Total Liability for Options Written (premiums received $4,863)		(5,159)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	97

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,362	AUD	1,585	08/09/07	(11)
USD	648	AUD	735	08/30/07	(22)
USD	150	AUD	175	08/31/07	(1)
USD	615	AUD	735	08/31/07	11
USD	2,424	AUD	2,785	08/31/07	(53)
USD	2,706	AUD	3,240	08/31/07	53
USD	8,184	AUD	9,615	09/19/07	(2)
USD	12,189	AUD	14,434	09/19/07	93
USD	16,364	AUD	19,375	09/19/07	122
USD	16,375	AUD	19,464	09/19/07	187
USD	897	BRL	1,848	08/02/07	84
USD	3,649	BRL	6,807	08/02/07	(36)
USD	6,498	BRL	12,320	08/02/07	44
USD	6,589	BRL	12,506	08/02/07	51
USD	6,626	BRL	12,506	08/02/07	15
USD	7,895	BRL	14,713	08/02/07	(86)
USD	3,220	BRL	6,061	08/24/07	(16)
USD	2,298	BRL	4,524	09/05/07	89
USD	75	BRL	142	10/02/07	—
USD	850	BRL	1,611	10/02/07	(3)
USD	1,462	BRL	2,880	10/02/07	53
USD	1,805	BRL	3,492	10/02/07	32
USD	980	BRL	1,848	11/05/07	(14)
USD	2,401	BRL	4,524	11/05/07	(35)
USD	1,720	CAD	1,806	08/09/07	(27)
USD	2,256	CAD	2,411	08/09/07	5
USD	1,731	CAD	1,795	08/31/07	(47)
USD	2,518	CAD	2,675	08/31/07	(8)
USD	3,548	CAD	3,745	08/31/07	(35)
USD	5,324	CAD	5,565	08/31/07	(103)
USD	4,155	CAD	4,404	09/19/07	(22)
USD	8,182	CAD	8,715	09/19/07	(4)
USD	8,184	CAD	8,721	09/19/07	(1)
USD	8,186	CAD	8,593	09/19/07	(122)
USD	8,188	CAD	8,649	09/19/07	(72)
USD	12,141	CAD	12,826	09/19/07	(105)
USD	12,157	CAD	12,826	09/19/07	(122)
USD	8,188	CHF	9,804	09/19/07	—
USD	8,190	CHF	10,006	09/19/07	167
USD	16,367	CHF	19,641	09/19/07	38
USD	16,376	CHF	19,619	09/19/07	10
USD	59	EUR	43	08/01/07	—
USD	1,181	EUR	864	08/01/07	1
USD	7,760	EUR	5,604	08/23/07	(86)
USD	3,685	EUR	2,667	08/27/07	(33)
USD	531	EUR	385	08/31/07	(4)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,123	EUR	815	08/31/07	(7)
USD	1,221	EUR	885	08/31/07	(8)
USD	1,242	EUR	900	08/31/07	(10)
USD	2,000	EUR	1,465	08/31/07	6
USD	2,471	EUR	1,810	08/31/07	8
USD	2,498	EUR	1,855	08/31/07	43
USD	2,502	EUR	1,860	08/31/07	45
USD	2,848	EUR	2,110	08/31/07	42
USD	3,191	EUR	2,320	08/31/07	(14)
USD	3,422	EUR	2,530	08/31/07	43
USD	4,122	EUR	3,039	08/31/07	41
USD	6,815	EUR	4,936	09/06/07	(53)
USD	8,186	EUR	6,076	09/19/07	140
USD	8,188	EUR	5,941	09/19/07	(46)
USD	16,364	EUR	12,189	09/19/07	340
USD	654	GBP	323	08/09/07	2
USD	362	GBP	181	08/14/07	5
USD	1,747	GBP	883	08/14/07	47
USD	280	GBP	137	08/31/07	(1)
USD	1,752	GBP	870	08/31/07	14
USD	8,188	GBP	4,036	09/19/07	3
USD	8,197	GBP	4,074	09/19/07	71
USD	10,187	GBP	5,130	09/19/07	224
USD	495	INR	20,260	10/03/07	6
USD	809	INR	33,380	10/03/07	15
USD	1,543	JPY	183,924	08/30/07	16
USD	1,643	JPY	199,015	08/31/07	44
USD	1,675	JPY	203,015	08/31/07	46
USD	1,686	JPY	202,981	08/31/07	35
USD	2,025	JPY	247,616	08/31/07	74
USD	2,383	JPY	288,835	08/31/07	66
USD	2,466	JPY	302,800	08/31/07	101
USD	3,255	JPY	390,085	08/31/07	52
USD	3,265	JPY	391,210	08/31/07	51
USD	3,376	JPY	405,570	08/31/07	63
USD	4,892	JPY	587,465	08/31/07	89
USD	28,875	JPY	3,406,932	08/31/07	8
USD	5,756	JPY	693,000	09/06/07	123
USD	8,184	JPY	964,828	09/19/07	14
USD	8,188	JPY	968,608	09/19/07	42
USD	8,190	JPY	979,549	09/19/07	133
USD	8,190	JPY	998,787	09/19/07	296
USD	13,490	JPY	1,622,470	09/19/07	295
USD	16,374	JPY	1,985,650	09/19/07	497
USD	2,569	JPY	309,837	10/25/07	75
USD	850	KRW	781,788	08/27/07	1

See accompanying notes which are an integral part of the financial statements.

98	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	650	KRW	593,970	09/21/07	(3)
USD	61	KRW	55,598	09/27/07	—
USD	1,905	KRW	1,748,314	09/27/07	1
USD	4,238	KRW	3,878,844	09/27/07	(10)
USD	60	MXN	649	09/28/07	(1)
USD	650	MXN	7,014	09/28/07	(13)
USD	850	MXN	9,345	09/28/07	(2)
USD	1,345	MXN	14,815	09/28/07	—
USD	1,000	MYR	3,407	11/07/07	(9)
USD	1,555	NOK	9,268	08/31/07	36
USD	12,375	NOK	72,175	08/31/07	13
USD	8,188	NOK	47,312	09/19/07	(66)
USD	8,193	NOK	47,268	09/19/07	(78)
USD	7,636	NZD	10,187	09/19/07	93
USD	60	PLN	163	09/28/07	(1)
USD	850	PLN	2,352	09/28/07	(1)
USD	1,413	PLN	4,051	09/28/07	50
USD	1,799	PLN	4,979	09/28/07	(1)
USD	2,420	PLN	6,838	09/28/07	50
USD	12,053	PLN	33,224	09/28/07	(55)
USD	77	RUB	1,957	09/19/07	—
USD	656	RUB	17,033	09/19/07	12
USD	656	RUB	17,040	09/19/07	12
USD	850	RUB	21,692	09/19/07	—
USD	2,500	RUB	64,481	09/19/07	27
USD	650	RUB	16,453	11/02/07	(4)
USD	557	SEK	3,695	08/31/07	(7)
USD	1,004	SEK	6,735	08/31/07	(3)
USD	2,218	SEK	15,614	08/31/07	103
USD	2,937	SEK	20,480	08/31/07	107
USD	78	SEK	535	09/11/07	2
USD	108	SEK	735	09/11/07	2
USD	8,197	SEK	54,792	09/19/07	(46)
USD	33	SGD	49	08/07/07	—
USD	60	SGD	91	08/07/07	—
USD	1,336	SGD	2,052	08/07/07	19
USD	1,805	SGD	2,739	08/07/07	3
USD	850	SGD	1,282	10/03/07	—
USD	1,123	SGD	1,713	10/03/07	12
USD	1,702	SGD	2,601	10/03/07	22
USD	3,289	SGD	4,931	10/03/07	(20)
USD	6,686	ZAR	48,815	09/28/07	83
AUD	314	USD	276	08/31/07	9
AUD	540	USD	456	08/31/07	(4)
AUD	2,910	USD	2,447	08/31/07	(31)
AUD	3,155	USD	2,661	08/31/07	(25)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
AUD	9,278	USD	8,193	09/19/07	298
AUD	9,515	USD	8,188	09/19/07	91
AUD	9,523	USD	8,188	09/19/07	85
AUD	9,686	USD	8,190	09/19/07	(52)
BRL	1,848	USD	990	08/02/07	9
BRL	12,259	USD	5,974	08/02/07	(533)
BRL	46,594	USD	23,710	08/02/07	(1,023)
BRL	6,061	USD	3,238	08/24/07	34
BRL	4,524	USD	2,417	09/05/07	29
BRL	12,320	USD	6,422	11/01/07	(26)
BRL	12,506	USD	6,515	11/01/07	(31)
BRL	12,506	USD	6,548	11/01/07	2
BRL	14,713	USD	7,807	11/01/07	106
CAD	329	EUR	229	08/31/07	(2)
CAD	329	EUR	229	08/31/07	7
CAD	1,825	USD	1,765	08/31/07	53
CAD	1,845	USD	1,771	08/31/07	40
CAD	2,500	USD	2,373	08/31/07	28
CAD	3,730	USD	3,559	08/31/07	60
CAD	5,951	USD	5,591	08/31/07	8
CAD	8,557	USD	8,188	09/19/07	158
CAD	17,316	USD	16,376	09/19/07	127
CHF	26,021	EUR	15,881	09/19/07	(285)
CHF	26,021	EUR	15,881	09/19/07	315
CHF	9,848	USD	8,188	09/19/07	(37)
CHF	9,869	USD	8,193	09/19/07	(50)
CHF	16,320	USD	13,279	09/19/07	(352)
EUR	229	CAD	330	08/31/07	(5)
EUR	229	CAD	330	08/31/07	1
EUR	12,388	NOK	100,234	09/19/07	(200)
EUR	12,388	NOK	100,234	09/19/07	432
EUR	12,393	NOK	100,234	09/19/07	(245)
EUR	12,393	NOK	100,234	09/19/07	470
EUR	864	USD	1,182	08/23/07	(1)
EUR	277	USD	373	08/31/07	(6)
EUR	900	USD	1,219	08/31/07	(14)
EUR	970	USD	1,309	08/31/07	(20)
EUR	1,230	USD	1,659	08/31/07	(26)
EUR	1,235	USD	1,691	08/31/07	(1)
EUR	1,260	USD	1,741	08/31/07	15
EUR	1,455	USD	1,981	08/31/07	(12)
EUR	1,615	USD	2,179	08/31/07	(33)
EUR	1,660	USD	2,215	08/31/07	(58)
EUR	1,670	USD	2,293	08/31/07	5
EUR	1,720	USD	2,359	08/31/07	4
EUR	1,805	USD	2,457	08/31/07	(15)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	99

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

EUR	2,192	USD	2,934	08/31/07	(68)
EUR	2,780	USD	3,841	08/31/07	33
EUR	4,936	USD	6,679	09/06/07	(83)
EUR	6,074	USD	8,190	09/19/07	(134)
EUR	7,701	USD	10,309	09/19/07	(244)
EUR	11,957	USD	16,367	09/19/07	(19)
EUR	11,982	USD	16,394	09/19/07	(26)
GBP	54	USD	110	08/09/07	—
GBP	2,123	USD	4,175	08/14/07	(136)
GBP	2,906	USD	5,736	08/31/07	(163)
GBP	4,022	USD	7,910	09/19/07	(252)
JPY	16,412	USD	139	08/01/07	—
JPY	112,805	USD	937	08/31/07	(20)
JPY	146,655	USD	1,215	08/31/07	(29)
JPY	185,464	USD	1,570	08/31/07	(2)
JPY	215,037	USD	1,760	08/31/07	(63)
JPY	225,980	USD	1,845	08/31/07	(70)
JPY	242,255	USD	1,982	08/31/07	(72)
JPY	264,390	USD	2,234	08/31/07	(7)
JPY	367,945	USD	3,045	08/31/07	(74)
JPY	369,075	USD	3,092	08/31/07	(37)
JPY	387,590	USD	3,199	08/31/07	(87)
JPY	693,000	USD	5,727	09/06/07	(152)
JPY	268,000	USD	2,267	09/17/07	(10)
JPY	719,376	USD	5,982	09/19/07	(130)
JPY	992,583	USD	8,188	09/19/07	(245)
JPY	999,881	USD	8,182	09/19/07	(313)
JPY	1,988,412	USD	16,394	09/19/07	(500)
JPY	2,629,272	USD	21,947	09/19/07	(392)
NOK	47,689	EUR	5,879	09/19/07	(292)
NOK	47,689	EUR	5,879	09/19/07	162
NOK	4,570	USD	784	08/31/07	—
NOK	27,382	USD	4,541	08/31/07	(159)
NOK	46,966	USD	8,188	09/19/07	125
NZD	10,515	USD	8,197	09/19/07	219
NZD	10,778	USD	8,184	09/19/07	6
NZD	10,813	USD	8,182	09/19/07	(23)
SEK	9,495	USD	1,381	08/31/07	(30)
SEK	27,312	USD	3,900	09/11/07	(162)
SGD	4,931	USD	3,274	08/07/07	19

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(742)

See accompanying notes which are an integral part of the financial statements.

100	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

Bank of America CMBS AAA 10 Year Index	Bank of America	4,000	CMBS AAA 10 Year Index minus 0.025%	09/28/07	(70)
Bank of America CMBS AAA 10 Year Index	Bank of America	7,000	CMBS AAA 10 Year Index plus 0.100%	08/31/07	122
Deutsche Bank Bank of America Commercial MBS Spread to Swaps AAA	Deutsche Bank	8,500	CMBS AAA 10 Year Index plus 0.100%	08/31/07	149
Deutsche Bank Bank of America Commercial MBS Spread to Swaps AAA	Deutsche Bank	15,000	CMBS AAA 10 Year Index	11/30/07	(263)
Bank of America CMBS AAA 10 Year Index	Bank of America	5,000	CMBS AAA 10 Year Index minus 0.075%	01/31/08	(88)
Bank of America CMBS AAA 10 Year Index	Bank of America	5,000	CMBS AAA 10 Year Index minus 0.050%	07/31/07	(88)
Bank of America CMBS AAA 10 Year Index	Bank of America	5,000	CMBS AAA 10 Year Index minus 0.100%	10/31/07	(88)
Bank of America CMBS AAA 10 Year Index	Bank of America	15,000	CMBS AAA 10 Year Index minus 0.100%	12/31/07	(232)
Goldman Sachs Total Return	Citibank	13,838	Turkish Overnight Index Tuibon plus 0.700%	01/20/11	(351)
Goldman Sachs Total Return	Deutsche Bank	11,590	Turkish Overnight Index Tuibon plus 0.500%	03/07/12	71
Goldman Sachs Total Return	Citibank	7,496	Turkish Overnight Index Tuibon plus 0.500%	03/07/12	75
Goldman Sachs Total Return	Citibank	455	Turkish Overnight Index Tuibon plus 0.750%	07/17/08	—
JP Morgan CMBS AAA 10 Year Index	JP Morgan	7,000	CMBS AAA 10 Year Index plus 0.125%	08/31/07	122
JP Morgan CMBS AAA 10 Year Index	JP Morgan	20,000	CMBS AAA 10 Year Index plus 0.100%	10/31/07	(349)
Lehman Brothers CMBS Index - AAA	Goldman Sachs	8,185	Three Month LIBOR plus 0.050%	08/01/07	(206)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(1,196)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	101

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	39,800	5.000%	Three Month LIBOR	12/19/09	(30)
Bank of America	CAD	17,800	Three Month LIBOR	4.955%	05/31/10	29
Bank of America	USD	37,500	5.473%	Three Month LIBOR	06/14/11	352
Bank of America	USD	103,100	5.000%	Three Month LIBOR	12/19/12	(1,243)
Bank of America	USD	17,800	5.000%	Three Month LIBOR	12/19/12	(221)
Bank of America	USD	31,900	5.000%	Three Month LIBOR	12/19/12	(431)
Bank of America	USD	47,800	5.000%	Three Month LIBOR	12/19/12	(652)
Bank of America	USD	16,100	Three Month LIBOR	5.000%	12/19/12	194
Bank of America	CAD	11,170	4.955%	Three Month LIBOR	05/30/13	(84)
Bank of America	USD	62,200	Three Month LIBOR	5.000%	12/19/14	1,407
Bank of America	USD	13,200	5.547%	Three Month LIBOR	06/14/16	75
Bank of America	USD	5,300	5.000%	Three Month LIBOR	12/19/17	—
Bank of America	USD	26,200	5.250%	Three Month LIBOR	12/19/22	(1,144)
Bank of America	USD	7,000	5.627%	Three Month LIBOR	06/16/36	(72)
Bank of America	CAD	1,540	Three Month LIBOR	4.990%	05/30/38	64
Barclays Bank PLC	JPY	200,000	1.000%	Six Month LIBOR	03/18/09	(4)
Barclays Bank PLC	GBP	3,700	6.000%	Six Month LIBOR	03/20/09	(15)
Barclays Bank PLC	USD	18,100	5.000%	Three Month LIBOR	12/19/09	(14)
Barclays Bank PLC	EUR	55,040	Six Month LIBOR	4.500%	12/19/09	236
Barclays Bank PLC	BRL	5,600	11.360%	Brazil Interbank Deposit Rate	01/04/10	12
Barclays Bank PLC	EUR	2,800	2.103%	Consumer Price Index (France)	10/15/10	34
Barclays Bank PLC	GBP	11,770	5.750%	Six Month LIBOR	12/19/12	(311)
Barclays Bank PLC	GBP	11,350	Six Month LIBOR	5.750%	12/19/12	300
Barclays Bank PLC	EUR	22,000	4.250%	Six Month LIBOR	07/20/16	(1,001)
Barclays Bank PLC	EUR	13,400	4.500%	Six Month LIBOR	12/19/17	(357)
Barclays Bank PLC	SEK	63,000	4.500%	Three Month LIBOR	12/19/17	(315)
Barclays Bank PLC	SEK	19,000	4.500%	Three Month LIBOR	12/19/17	(95)
Barclays Bank PLC	SEK	7,000	4.500%	Three Month LIBOR	12/19/17	(35)
Barclays Bank PLC	GBP	820	5.500%	Six Month LIBOR	12/19/17	(33)
Barclays Bank PLC	EUR	730	Six Month LIBOR	4.500%	12/19/17	19
Barclays Bank PLC	EUR	6,650	Six Month LIBOR	4.500%	12/19/17	177
Barclays Bank PLC	EUR	2,010	Six Month LIBOR	4.500%	12/19/17	54
Barclays Bank PLC	SEK	262,000	Three Month LIBOR	4.500%	12/19/17	1,404
Barclays Bank PLC	SEK	68,000	Three Month LIBOR	4.500%	12/19/17	364
Barclays Bank PLC	GBP	600	Six Month LIBOR	4.000%	12/15/36	203
Barclays Bank PLC	EUR	5,830	4.500%	Six Month LIBOR	12/19/37	(380)
Barclays Bank PLC	GBP	11,630	Six Month LIBOR	4.750%	12/19/37	1,159
Bear Stearns	USD	35,300	5.000%	Three Month LIBOR	12/19/12	(475)
Bear Stearns	USD	283,400	5.000%	Three Month LIBOR	12/19/14	(6,411)
Bear Stearns	USD	114,400	5.000%	Three Month LIBOR	12/19/14	(2,889)
Bear Stearns	USD	9,300	5.250%	Three Month LIBOR	12/19/37	(599)
BNP Paribas	EUR	23,230	4.250%	Six Month LIBOR	06/22/09	(209)
BNP Paribas	EUR	5,600	4.500%	Six Month LIBOR	12/19/37	(365)
Citibank	USD	4,400	5.000%	Three Month LIBOR	12/19/12	(53)
Citibank	GBP	11,850	5.750%	Six Month LIBOR	12/19/12	(314)
Citibank	GBP	11,760	Six Month LIBOR	5.750%	12/19/12	312

See accompanying notes which are an integral part of the financial statements.

102	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Citibank	JPY	18,982,000	Six Month LIBOR	1.800%	09/20/14	317
Citibank	JPY	8,792,000	Six Month LIBOR	1.750%	12/19/14	681
Citibank	JPY	1,765,000	Six Month LIBOR	1.750%	12/19/14	137
Citibank	MXN	2,300	8.170%	Mexico Interbank 28 Day Deposit Rate	11/04/16	1
Citibank	JPY	4,684,000	2.000%	Six Month LIBOR	12/19/17	(422)
Credit Suisse First Boston	EUR	129,290	4.500%	Six Month LIBOR	12/19/09	(554)
Credit Suisse First Boston	EUR	45,890	Six Month LIBOR	4.500%	12/19/09	196
Credit Suisse First Boston	EUR	55,070	Six Month LIBOR	4.500%	12/19/09	236
Credit Suisse First Boston	EUR	67,380	Six Month LIBOR	4.500%	12/19/12	729
Credit Suisse First Boston	USD	61,490	Three Month LIBOR	5.000%	12/19/12	741
Credit Suisse First Boston	EUR	22,230	4.500%	Six Month LIBOR	12/19/17	(592)
Credit Suisse First Boston	EUR	38,110	4.500%	Six Month LIBOR	12/19/17	(1,015)
Credit Suisse First Boston	SEK	22,000	4.500%	Three Month LIBOR	12/19/17	(110)
Credit Suisse First Boston	SEK	50,000	4.500%	Three Month LIBOR	12/19/17	(250)
Credit Suisse First Boston	SEK	6,000	4.500%	Three Month LIBOR	12/19/17	(30)
Credit Suisse First Boston	SEK	21,000	4.500%	Three Month LIBOR	12/19/17	4
Credit Suisse First Boston	EUR	5,250	Six Month LIBOR	4.500%	12/19/17	140
Credit Suisse First Boston	EUR	690	Six Month LIBOR	4.500%	12/19/17	18
Credit Suisse First Boston	EUR	19,340	Six Month LIBOR	4.500%	12/19/17	515
Credit Suisse First Boston	EUR	19,330	Six Month LIBOR	4.500%	12/19/17	515
Credit Suisse First Boston	EUR	2,200	Six Month LIBOR	4.500%	12/19/17	59
Credit Suisse First Boston	EUR	2,300	Six Month LIBOR	4.500%	12/19/17	61
Credit Suisse First Boston	SEK	138,000	Three Month LIBOR	4.500%	12/19/17	740
Credit Suisse First Boston	EUR	10,100	4.500%	Six Month LIBOR	12/19/37	(659)
Credit Suisse First Boston	EUR	10,100	4.500%	Six Month LIBOR	12/19/37	(659)
Credit Suisse First Boston	EUR	5,870	4.500%	Six Month LIBOR	12/19/37	(383)
Credit Suisse First Boston	EUR	11,970	4.500%	Six Month LIBOR	12/19/37	(781)
Credit Suisse First Boston	EUR	4,890	4.500%	Six Month LIBOR	12/19/37	(319)
Credit Suisse First Boston	EUR	20,030	Six Month LIBOR	4.500%	12/19/37	1,307
Credit Suisse First Boston	GBP	5,760	Six Month LIBOR	4.750%	12/19/37	574
Credit Suisse First Boston	GBP	2,750	Six Month LIBOR	4.750%	12/19/37	274
Deutsche Bank AG	JPY	620,000	1.000%	Six Month LIBOR	09/18/08	(1)
Deutsche Bank AG	USD	47,100	5.000%	Three Month LIBOR	12/19/08	(21)
Deutsche Bank AG	EUR	142,390	4.360%	Six Month LIBOR	10/16/09	(1,069)
Deutsche Bank AG	EUR	27,780	4.395%	Six Month LIBOR	10/16/09	(184)
Deutsche Bank AG	EUR	57,930	4.845%	Six Month LIBOR	12/19/09	257
Deutsche Bank AG	EUR	86,900	4.872%	Six Month LIBOR	12/19/09	444
Deutsche Bank AG	USD	243,400	5.000%	Three Month LIBOR	12/19/09	(186)
Deutsche Bank AG	BRL	63,600	10.770%	Three Month LIBOR	01/04/10	—
Deutsche Bank AG	EUR	6,200	Six Month LIBOR	4.000%	12/15/11	216
Deutsche Bank AG	CAD	3,670	4.317%	Three Month LIBOR	04/04/12	(104)
Deutsche Bank AG	CAD	3,670	4.327%	Three Month LIBOR	04/05/12	(103)
Deutsche Bank AG	NZD	5,900	Three Month LIBOR	7.598%	04/10/12	85
Deutsche Bank AG	NZD	5,900	Three Month LIBOR	7.598%	04/11/12	85
Deutsche Bank AG	CAD	3,460	4.483%	Three Month LIBOR	05/09/12	(80)
Deutsche Bank AG	CAD	2,930	4.484%	Three Month LIBOR	05/09/12	(68)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	103

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank AG	CAD	2,900	4.492%	Three Month LIBOR	05/11/12	(66)
Deutsche Bank AG	NZD	4,430	Three Month LIBOR	7.656%	05/11/12	57
Deutsche Bank AG	NZD	5,070	Three Month LIBOR	7.657%	05/11/12	67
Deutsche Bank AG	NZD	5,030	Three Month LIBOR	7.663%	05/11/12	68
Deutsche Bank AG	JPY	78,000	1.500%	Six Month LIBOR	12/19/12	(6)
Deutsche Bank AG	USD	17,700	5.000%	Three Month LIBOR	12/19/12	(239)
Deutsche Bank AG	USD	53,100	5.000%	Three Month LIBOR	12/19/12	(737)
Deutsche Bank AG	AUD	42,910	6.500%	Six Month LIBOR	12/19/12	(687)
Deutsche Bank AG	AUD	49,910	Six Month LIBOR	6.500%	12/19/12	856
Deutsche Bank AG	EUR	18,720	Six Month LIBOR	4.434%	10/16/14	394
Deutsche Bank AG	EUR	95,960	Six Month LIBOR	4.378%	10/16/14	2,426
Deutsche Bank AG	JPY	3,812,000	1.750%	Six Month LIBOR	12/19/14	(295)
Deutsche Bank AG	EUR	39,640	Six Month LIBOR	4.913%	12/19/14	(656)
Deutsche Bank AG	EUR	59,460	Six Month LIBOR	4.936%	12/19/14	(1,088)
Deutsche Bank AG	EUR	21,420	4.500%	Six Month LIBOR	12/19/17	(571)
Deutsche Bank AG	EUR	100	Six Month LIBOR	5.000%	12/19/17	(3)
Deutsche Bank AG	JPY	3,816,000	Six Month LIBOR	2.000%	12/19/17	343
Deutsche Bank AG	SEK	386,000	Three Month LIBOR	4.500%	12/19/17	2,069
Deutsche Bank AG	EUR	21,410	4.568%	Six Month LIBOR	10/16/37	(1,088)
Deutsche Bank AG	EUR	4,180	4.631%	Six Month LIBOR	10/16/37	(156)
Deutsche Bank AG	EUR	400	5.000%	Six Month LIBOR	10/16/37	3
Deutsche Bank AG	USD	10	5.000%	Three Month LIBOR	12/19/37	(1)
Deutsche Bank AG	EUR	9,210	5.070%	Six Month LIBOR	12/19/37	508
Deutsche Bank AG	EUR	13,820	5.084%	Six Month LIBOR	12/19/37	803
Goldman Sachs	EUR	800	4.000%	Six Month LIBOR	03/20/09	(7)
Goldman Sachs	GBP	400	5.000%	Six Month LIBOR	06/15/09	(17)
Goldman Sachs	GBP	24,600	6.000%	Six Month LIBOR	06/19/09	(90)
Goldman Sachs	USD	3,900	5.000%	Three Month LIBOR	12/19/09	(3)
Goldman Sachs	BRL	1,400	11.470%	Brazil Interbank Deposit Rate	01/04/10	5
Goldman Sachs	EUR	800	1.960%	Consumer Price Index (France)	03/30/12	(8)
Goldman Sachs	MXN	15,700	7.780%	Mexico Interbank 28 Day Deposit Rate	04/03/12	(19)
Goldman Sachs	GBP	1,600	Six Month LIBOR	5.500%	12/15/36	(174)
HSBC	GBP	200	Six Month LIBOR	4.000%	12/15/36	68
JP Morgan	USD	31,300	5.000%	Three Month LIBOR	12/19/10	(106)
JP Morgan	EUR	2,500	1.948%	Consumer Price Index (France)	03/15/12	(29)
JP Morgan	USD	20,400	Three Month LIBOR	5.000%	12/19/12	246
Lehman Brothers	GBP	12,600	4.500%	Six Month LIBOR	09/20/09	(802)
Lehman Brothers	EUR	26,710	4.500%	Six Month LIBOR	12/19/09	(114)
Lehman Brothers	JPY	1,500,000	1.750%	Six Month LIBOR	12/19/14	(116)
Lehman Brothers	USD	32,800	5.335%	Three Month LIBOR	05/22/17	(423)
Lehman Brothers	USD	24,600	5.371%	Three Month LIBOR	05/23/17	(251)
Lehman Brothers	USD	51,000	5.336%	Three Month LIBOR	05/24/17	(655)
Lehman Brothers	USD	46,100	5.403%	Three Month LIBOR	05/25/17	(359)
Lehman Brothers	USD	63,000	5.440%	Three Month LIBOR	05/29/17	(309)
Merrill Lynch	GBP	29,800	4.500%	Six Month LIBOR	09/20/09	(1,896)
Merrill Lynch	BRL	3,700	11.430%	Brazil Interbank Deposit Rate	01/04/10	11

See accompanying notes which are an integral part of the financial statements.

104	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Merrill Lynch	BRL	1,200	12.948%	Brazil Interbank Deposit Rate	01/04/10	22
Merrill Lynch	GBP	300	4.000%	Six Month LIBOR	12/15/35	27
Merrill Lynch	GBP	3,010	Six Month LIBOR	4.750%	12/19/37	300
Morgan Stanley	USD	26,900	5.000%	Three Month LIBOR	06/20/09	(59)
Morgan Stanley	USD	7,100	5.000%	Three Month LIBOR	12/19/37	(706)
Royal Bank of Scotland	USD	94,700	5.000%	Three Month LIBOR	12/19/08	(42)
Royal Bank of Scotland	GBP	500	6.000%	Six Month LIBOR	03/20/09	(2)
Royal Bank of Scotland	GBP	3,700	6.000%	Six Month LIBOR	06/19/09	(14)
Royal Bank of Scotland	USD	36,900	5.000%	Three Month LIBOR	06/20/09	(81)
Royal Bank of Scotland	EUR	900	1.955%	Consumer Price Index (France)	03/28/12	(10)
Royal Bank of Scotland	USD	10,500	5.000%	Three Month LIBOR	12/19/17	(416)
Royal Bank of Scotland	GBP	1,600	Six Month LIBOR	4.000%	12/15/36	540
Royal Bank of Scotland	GBP	200	Six Month LIBOR	5.500%	12/15/36	(22)
Royal Bank of Scotland	USD	7,400	5.000%	Three Month LIBOR	12/19/37	(736)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($19,876)						(14,861)

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount $		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

Amkor Technology, Inc.	Lehman Brothers	USD	1,790	3.950%		09/20/12	(74)
Anadarko Petroleum Corp.	Goldman Sachs	USD	500	0.150%		03/20/08	—
Brazilian Government International Bond	Lehman Brothers	USD	5,200	1.120%		11/20/11	24
Brazilian Government International Bond	Morgan Stanley	USD	500	1.660%		03/20/13	9
Brazilian Government International Bond	Salomon Smith Barney	USD	4,500	(1.500%	)	08/22/11	(74)
Chiquita Brands International	Lehman Brothers	USD	1,760	(5.250%	)	09/20/12	(61)
Core Investment Grade Bond	Bank of America	USD	6,200	0.600%		06/20/17	(236)
Core Investment Grade Bond	Barclays Bank PLC	USD	13,200	0.350%		06/20/12	(289)
Core Investment Grade Bond	Citibank	USD	5,000	0.360%		06/20/12	(211)
Core Investment Grade Bond	Credit Suisse First Boston	USD	2,800	0.350%		06/20/12	(60)
Core Investment Grade Bond	Deutsche Bank AG	USD	1,700	(0.600%	)	06/20/17	(65)
Core Investment Grade Bond	Goldman Sachs	USD	3,000	(0.650%	)	12/20/16	(112)
Core Investment Grade Bond	Goldman Sachs	USD	4,200	(0.600%	)	06/20/17	(160)
Core Investment Grade Bond	Lehman Brothers	USD	150,000	0.350%		06/20/12	(3,252)
Core Investment Grade Bond	Lehman Brothers	USD	2,800	0.600%		06/20/17	(107)
Core Investment Grade Bond	Merrill Lynch	USD	4,500	0.350%		06/20/12	(77)
Core Investment Grade Bond	UBS	USD	2,900	0.600%		06/20/17	(111)
Countrywide Home Loans	Lehman Brothers	USD	12,355	0.480%		06/20/12	(442)
Countrywide Home Loans	Lehman Brothers	USD	7,260	(0.710%	)	06/20/17	(353)
Dole Food Co.	Lehman Brothers	USD	1,760	6.450%		09/20/12	(111)
Dow Jones CDX High Volatility Index	Bank of America	USD	9,800	2.750%		06/20/12	(748)
Dow Jones CDX High Volatility Index	Citibank	USD	5,100	0.355%		06/20/12	(217)
Dow Jones CDX High Volatility Index	Citibank	USD	1,100	0.401%		06/20/12	—
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	1,380	(2.750%	)	06/20/12	(109)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	890	(2.750%	)	06/20/12	(70)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	105

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

Dow Jones CDX High Volatility Index	Lehman Brothers	USD	75,000	1.400%		06/20/12	(5,603)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	3,000	0.650%		12/20/16	(112)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,100	1.833%		06/20/12	(73)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,100	2.080%		06/20/12	(62)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	500	2.170%		06/20/12	(26)
Ford Motor Corp. Capital Trust II	Lehman Brothers	USD	2,210	1.100%		03/20/08	(25)
Ford Motor Credit Co.	Goldman Sachs	USD	300	3.850%		09/20/12	(3)
Ford Motor Credit Co.	Lehman Brothers	USD	1,520	1.200%		03/20/08	(16)
Ford Motor Credit Co.	Lehman Brothers	USD	2,200	2.200%		03/20/08	(10)
Gaz Capital for Gazprom	HSBC	USD	1,000	0.360%		03/20/09	(6)
Gaz Capital for Gazprom	JP Morgan	USD	4,400	0.415%		11/20/07	—
General Motors Acceptance Corp.	Bank of America	USD	4,000	1.000%		09/20/08	(95)
General Motors Acceptance Corp.	Merrill Lynch	USD	400	1.850%		09/20/09	(12)
General Motors Acceptance Corp.	Morgan Stanley	USD	5,000	0.970%		09/20/08	(120)
Indonesia Government International Bond	Lehman Brothers	USD	400	0.400%		12/20/08	(4)
Indonesia Government International Bond	Royal Bank of Scotland	USD	1,000	0.390%		12/20/08	(9)
International Paper Company	Lehman Brothers	USD	6,530	(0.340%	)	06/20/12	(58)
International Paper Company	Lehman Brothers	USD	3,275	(0.460%	)	09/20/12	—
Lyondell Chemical Co	Lehman Brothers	USD	2,810	3.600%		09/20/12	(111)
Mexico Government International Bond	JP Morgan	USD	2,400	0.920%		03/20/16	44
Panama Government International Bond	JP Morgan	USD	300	1.250%		01/20/17	(7)
Pitney Bowes	Lehman Brothers	USD	3,275	(0.220%	)	09/20/12	(2)
Qantas Airways, Ltd.	Lehman Brothers	USD	3,275	(0.630%	)	09/20/12	(29)
Russia Government International Bond	Deutsche Bank AG	USD	1,000	0.260%		12/20/07	—
Russia Government International Bond	Deutsche Bank AG	USD	3,000	0.240%		12/20/07	(1)
Russia Government International Bond	JP Morgan	USD	300	0.800%		03/20/16	(3)
Russia Government International Bond	Morgan Stanley	USD	200	0.245%		06/20/08	—
Russia Government International Bond	Morgan Stanley	USD	2,900	0.795%		08/20/12	—
Russia Government International Bond	Morgan Stanley	USD	300	0.780%		03/20/16	(4)
Softbank Corp.	Deutsche Bank AG	JPY	45,000	2.300%		09/20/07	1
Temple-Inland, Inc.	Lehman Brothers	USD	2,430	(0.740%	)	03/20/12	(88)
Ukraine SP Dub	HSBC	USD	4,500	0.730%		04/20/09	(29)
Verizon Communications	Lehman Brothers	USD	10,940	(0.180%	)	06/20/12	(96)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($7,055)							(13,465)

See accompanying notes which are an integral part of the financial statements.

106	Multistrategy Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 108.4%
Asset-Backed Securities - 10.0%
ABSC NIMs Trust (Þ)
Series 2005-HE6 Class A1 5.050% due 08/27/35	9	9
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2 5.620% due 07/25/34	108	108
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2 6.820% due 12/25/33	60	60
Air 2 US (Å)
8.027% due 10/01/19	455	471
American Express Credit Account Master Trust (Ê)
Series 2003-1 Class A
5.430% due 09/15/10	800	801
Series 2004-C Class C (Þ)
5.820% due 02/15/12	215	215
Series 2005-3 Class A
5.320% due 01/18/11	600	599
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2004-R10 Class A5 5.710% due 11/25/34	23	23
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A 5.380% due 01/25/37	567	566
Asset Backed Securities Corp. Home Equity Loan Trust (Ê)
Series 2006-HE3 Class A3 5.380% due 03/25/36	43	43
Bank One Issuance Trust (Ê)
Series 2002-A5 Class A5 5.440% due 06/15/10	800	800
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3 5.865% due 02/28/41	85	83
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2003-1 Class A1
5.820% due 11/25/42	194	194
Series 2003-SD1 Class A
5.770% due 12/25/33	150	150
Series 2005-2 Class A3
5.720% due 04/25/35	75	75
Series 2006-SD2 Class A2
5.520% due 06/25/36	540	539

	Principal Amount ($) or Shares	Market Value $
Series 2007-HE5 Class 1A1
5.410% due 05/25/37	92	92
BNC Mortgage Loan Trust (Ê)
Series 2007-2 Class A2 5.420% due 05/25/37	278	278
Burlington Northern Santa Fe
Corp. Pass-Through Certificate
4.967% due 04/01/23	51	48
Business Loan Express (Ê)(Þ)
Series 2003-2A Class A 6.120% due 01/25/32	453	457
Capital One Master Trust (Ê)
Series 2001-1 Class A 5.520% due 12/15/10	600	601
Carrington Mortgage Loan Trust (Ê)
Series 2005-NC5 Class A2 5.640% due 10/25/35	514	512
Cendant Mortgage Corp. (Ê)(Þ)
Series 2003-A Class A3 5.870% due 07/25/43	186	187
Chase Credit Card Master Trust (Ê)
Series 2002-7 Class A
5.440% due 02/15/10	800	800
Series 2003-2 Class A
5.430% due 07/15/10	900	901
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2007-AMC Class A2A 5.430% due 03/25/37	751	750
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A (Ê)
5.800% due 12/25/31	65	65
Series 2004-13 Class AF3
3.989% due 02/25/31	86	86
Series 2004-AB2 Class M3 (Ê)
5.920% due 05/25/36	70	68
Series 2004-BC1 Class M1 (Ê)
5.820% due 02/25/34	36	36
Series 2005-17 Class 4AV1 (Ê)
5.430% due 05/25/36	86	86
Series 2006-3 Class 3A1 (Ê)
5.440% due 06/25/36	491	490
Series 2006-6 Class 2A2 (Ê)
5.500% due 09/25/36	800	796
Series 2007-7 Class 2A1 (Ê)
5.400% due 10/25/28	287	287

Diversified Bond Fund	107

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Home Equity Loan Trust (Ê)
Series 2005-A Class 2A
5.560% due 04/15/35	171	171
Series 2005-G Class 2A
5.550% due 12/15/35	849	849
Credit-Based Asset Servicing and Securitization LLC (Ê)
Series 2005-CB5 Class AV2
5.580% due 08/25/35	457	455
Series 2006-CB3 Class AV1
5.380% due 03/25/36	513	513
CVS Caremark Corp. (Å) 5.789% due 01/10/26	82	80
Fannie Mae Grantor Trust (Ê)
Series 2003-T4 Class 1A 5.430% due 09/26/33	244	244
Fannie Mae Whole Loan (Ê)
Series 2003-W5 Class A
5.540% due 04/25/33	269	268
Series 2003-W9 Class A
5.560% due 06/25/33	387	383
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2004-FFH Class 2A1
5.700% due 10/25/34	69	69
Series 2005-FF1 Class A2A
5.410% due 11/25/36	132	132
Series 2006-FF3 Class A2A
5.400% due 02/25/36	644	644
First USA Credit Card Master Trust (Ê)
Series 1998-6 Class A 5.480% due 04/18/11	300	301
Fremont NIMs Trust (Þ)
Series 2005-C Class NOTE Interest Only STRIP 5.584% due 07/25/35	35	9
GE-WMC Mortgage Securities LLC (Ê)
Series 2006-1 Class A2A 5.360% due 08/25/36	348	348
GMAC Mortgage Corp. Loan Trust (Ê)
Series 2006-HE4 Class A1 5.390% due 12/25/36	600	594
GSAA Home Equity Trust
Series 2006-4 Class 1A2 5.951% due 03/25/36	115	115
Home Equity Asset Trust (Ê)
Series 2005-2 Class 2A2 5.520% due 07/25/35	60	60

	Principal Amount ($) or Shares	Market Value $
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-CH2 Class AV2
5.370% due 10/25/36	600	598
Series 2007-CH3 Class A2
5.400% due 03/01/37	755	754
Lehman XS Trust (Ê)
Series 2005-1 Class 2A1 4.660% due 07/25/35	204	204
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
5.600% due 10/25/34	60	60
Series 2006-1 Class 2A1
5.400% due 02/25/36	97	97
MBNA Credit Card Master Note Trust
Series 2005-A1 Class A1 4.200% due 09/15/10	800	795
Morgan Stanley ABS Capital I (Ê)
Series 2007-HE6 Class A1
5.380% due 05/25/37	286	286
Series 2007-NC3 Class A2A
5.380% due 05/25/37	192	192
Morgan Stanley Mortgage Loan Trust
Series 2006-12X Class A1 (Ê)
5.440% due 10/25/36	479	479
Series 2006-12X Class A6A
5.726% due 10/25/36	580	574
MSDWCC Heloc Trust (Ê)
Series 2005-1 Class A 5.510% due 07/25/17	88	88
Nationstar Home Equity Loan Trust (Ê)
Series 2007-B Class 2AV1 5.440% due 05/25/37	747	746
Option One Mortgage Loan Trust (Ê)
Series 2003-3 Class M3
7.320% due 06/25/33	89	85
Series 2003-4 Class M2
6.970% due 07/25/33	78	74
Series 2006-1 Class 2A1
5.390% due 01/25/36	172	172
Series 2007-6 Class 2A1
5.380% due 06/25/37	770	769
Option One Mortgage Securities Corp. NIMs Trust (Ê)(Þ)
5.420% due 12/25/10	1,296	1,296
Origen Manufactured Housing (Ê)
Series 2006-A Class A1 5.470% due 11/15/18	562	560

108	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Renaissance Home Equity Loan Trust
Series 2003-3 Class A (Ê)
5.820% due 12/25/33	456	456
Series 2005-2 Class AF4
4.934% due 08/25/35	340	333
Series 2005-4 Class N (Þ)
7.142% due 02/25/36	21	19
Residential Asset Mortgage Products, Inc. (Ê)
Series 2003-RS2 Class AII
5.660% due 03/25/33	69	69
Series 2003-RS3 Class AII
6.040% due 04/25/33	47	47
Residential Asset Securities Corp.
Series 2001-KS1 Class AI6
6.349% due 03/25/32	540	538
Series 2001-KS1 Class AII (Ê)
5.790% due 03/25/32	51	51
Series 2001-KS3 Class AII (Ê)
5.780% due 09/25/31	12	12
Series 2003-KS2 Class MI1
4.800% due 04/25/33	200	193
Residential Funding Mortgage Securities II, Inc. (Ê)
Series 2005-HS1 Class AI1
5.440% due 09/25/35	664	663
Series 2007-HSA Class AI1
5.440% due 05/25/37	277	277
SACO I, Inc. (Ê)
Series 2005-WM3 Class A1
5.580% due 09/25/35	133	133
Series 2006-1 Class A
5.490% due 09/25/35	510	506
Saxon Asset Securities Trust (Ê)
Series 2004-1 Class A
5.860% due 03/25/35	29	29
Series 2006-1 Class A2A
5.380% due 03/25/36	1,515	1,515
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2005-FR4 Class A3 5.520% due 01/25/36	84	84
Security National Mortgage Loan Trust (Ê)(Å)
Series 2006-3A Class A1 5.600% due 10/25/09	489	489
Sierra Receivables Funding Co. (Ê)(Å)
Series 2006-1A Class A2 5.470% due 05/20/18	319	319

	Principal Amount ($) or Shares	Market Value $
SLM Student Loan Trust
Series 2003-11 Class A7 (Þ)
3.800% due 12/15/38	700	686
Series 2006-6 Class A1 (Ê)
5.350% due 10/25/18	204	204
Series 2006-9 Class A1 (Ê)
5.330% due 10/25/12	32	32
Series 2007-1 Class A1 (Ê)
5.320% due 04/25/12	224	225
Series 2007-2 Class A1 (Ê)
5.340% due 04/25/14	227	227
Small Business Administration
Series 2000-P10 Class 1 7.449% due 08/01/10	23	23
Small Business Administration Pools (Ê) 8.080% due 09/25/18	281	298
Soundview Home Equity Loan Trust
Series 2006-WF1 Class A2 5.645% due 10/25/36	235	234
Specialty Underwriting & Residential Finance (Ê)
Series 2003-BC1 Class A 5.660% due 01/25/34	11	11
Structured Asset Investment Loan Trust (Ê)
Series 2005-3 Class M2 5.760% due 04/25/35	290	285
Structured Asset Securities Corp.
Series 2002-AL1 Class A3
3.450% due 02/25/32	286	257
Series 2002-HF1 Class A (Ê)
5.610% due 01/25/33	13	13
Series 2004-19X Class A2
4.370% due 10/25/34	72	71
Wachovia Asset Securitization, Inc. (Ê)
Series 2003-HE3 Class A 5.570% due 11/25/33	128	128
Wells Fargo Home Equity Trust (Ê)
Series 2007-1 Class A1 5.420% due 03/25/37	746	746

		33,513

Certificate of Deposit - 0.1%
Fortis Bank 5.300% due 09/30/08	100	100
Nordea Bank Finland PLC 5.298% due 04/09/09	100	100

		200

Diversified Bond Fund	109

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Corporate Bonds and Notes - 19.0%
Abbott Laboratories
5.600% due 05/15/11	105	106
5.875% due 05/15/16	80	80
Alamosa Delaware, Inc. 8.500% due 01/31/12	45	47
AmerenUE 6.400% due 06/15/17	120	123
American Electric Power Co., Inc.
Series C 5.375% due 03/15/10	85	85
American Express Centurion Bank (Ê)
Series BKNT 5.340% due 06/12/09	800	799
American Express Co. 6.800% due 09/01/66	30	31
American Honda Finance Corp. (Ê)(Þ) 5.420% due 03/09/09	400	400
American International Group, Inc.
4.700% due 10/01/10	40	39
5.375% due 10/18/11 (Ñ)	130	130
5.050% due 10/01/15	155	148
6.250% due 03/15/37	700	645
Amgen, Inc. (Ê)(Þ) 5.440% due 11/28/08	300	300
Anadarko Finance Co.
Series B 7.500% due 05/01/31	10	10
Anadarko Petroleum Corp.
5.760% due 09/15/09 (Ê)	130	130
5.950% due 09/15/16	740	727
6.450% due 09/15/36	110	106
AT&T Mobility LLC 6.500% due 12/15/11	55	57
AT&T, Inc.
5.570% due 11/14/08 (Ê)	500	502
5.456% due 02/05/10 (Ê)	600	601
5.100% due 09/15/14	25	24
Atmos Energy Corp. 6.350% due 06/15/17	40	41
BAE Systems Holdings, Inc. (Þ) 6.400% due 12/15/11	255	264
Bank of America Corp.
5.875% due 02/15/09	25	25
5.366% due 11/06/09 (Ê)	300	300
4.375% due 12/01/10	380	370
5.375% due 08/15/11	180	179
5.420% due 03/15/17	20	19

	Principal Amount ($) or Shares	Market Value $
Bank of America NA
Series BKNT
5.360% due 06/12/09 (Ê)	500	500
6.000% due 10/15/36 (Ñ)	925	881
Bank of New York Mellon Corp. (The) 5.125% due 11/01/11	155	154
Bear Stearns Cos., Inc. (The)
5.480% due 05/18/10 (Ê)	700	691
5.350% due 02/01/12	480	468
BellSouth Corp. 6.550% due 06/15/34	85	85
Bellsouth Telecommunications, Inc. (Ñ) 7.000% due 12/01/95	165	159
Boeing Capital Corp., Ltd. (Ñ) 6.100% due 03/01/11	30	31
Boston Scientific Corp. 6.400% due 06/15/16	150	133
Burlington Northern Santa Fe Corp.
5.650% due 05/01/17	40	39
6.875% due 12/01/27 (Ñ)	10	10
Camden Property Trust 5.700% due 05/15/17	490	474
Campbell Soup Co. 5.875% due 10/01/08	30	30
Cardinal Health, Inc. 5.850% due 12/15/17	130	126
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
Caterpillar Financial Services Corp. (Ê) 5.420% due 05/18/09	900	901
CenterPoint Energy Houston Electric LLC
Series J2 5.700% due 03/15/13	155	154
Chubb Corp. (Ñ) 6.000% due 05/11/37	50	48
Cingular Wireless Services, Inc.
7.875% due 03/01/11	815	876
8.750% due 03/01/31	400	495
CIT Group, Inc.
5.470% due 06/08/09 (Ê)(Ñ)	100	100
6.875% due 11/01/09	20	21
4.125% due 11/03/09	10	10
Citicorp 7.250% due 10/15/11	160	172
Citigroup Funding, Inc. (Ê)
5.320% due 04/23/09	800	800
5.360% due 06/26/09	100	100

110	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup, Inc.
5.390% due 12/28/09 (Ê)	100	100
4.125% due 02/22/10	60	59
5.100% due 09/29/11	200	197
5.000% due 09/15/14	700	665
6.125% due 08/25/36	400	387
Clear Channel Communications, Inc. 4.250% due 05/15/09	150	142
Clorox Co. 4.200% due 01/15/10	50	49
Comcast Cable Communications LLC 6.875% due 06/15/09	140	143
Comcast Cable Holdings LLC (Ñ) 9.800% due 02/01/12	400	460
Comcast Corp.
6.500% due 01/15/15	235	239
6.500% due 01/15/17	135	137
6.500% due 11/15/35	195	186
6.450% due 03/15/37	25	24
Continental Airlines, Inc.
Series A 5.983% due 04/19/22	685	657
Costco Wholesale Corp. 5.500% due 03/15/17	360	350
Countrywide Financial Corp.
Series MTn 5.800% due 06/07/12	1,200	1,161
Credit Suisse First Boston USA, Inc.
3.875% due 01/15/09	60	59
4.875% due 08/15/10	155	153
5.500% due 08/15/13 (Ñ)	20	20
Credit Suisse USA, Inc. (Ê)(Ñ)
5.560% due 08/15/10	800	799
CRH America, Inc.
6.000% due 09/30/16	305	300
CVS Caremark Corp.
5.750% due 08/15/11	70	70
5.750% due 06/01/17	120	115
6.250% due 06/01/27	630	601
CVS Lease Pass Through (Å)
6.036% due 12/10/28	242	240
Daimler Finance NA LLC
5.710% due 03/13/09 (Ê)	500	499
6.500% due 11/15/13	120	123
DCP Midstream, LP
6.875% due 02/01/11	10	10
Delta Air Lines, Inc./Old
6.619% due 09/18/12	130	131

	Principal Amount ($) or Shares	Market Value $
Detroit Edison Co. (The)
5.400% due 08/01/14	35	34
6.350% due 10/15/32	20	20
Devon Financing Corp. ULC
7.875% due 09/30/31	55	64
Dominion Resources, Inc.
5.700% due 09/17/12	125	125
Series A
5.200% due 01/15/16	125	119
Series B (Ñ)
6.250% due 06/30/12	15	15
Dow Chemical Co. (The)
6.000% due 10/01/12	45	46
DPL, Inc.
6.875% due 09/01/11	115	120
DTE Energy Co.
7.050% due 06/01/11	300	313
Duke Energy Carolinas LLC
5.625% due 11/30/12	120	120
Duke Realty, LP
5.950% due 02/15/17	220	217
Eastman Kodak Co.
7.250% due 11/15/13	40	39
Electronic Data Systems Corp.
7.125% due 10/15/09	200	206
Eli Lilly & Co.
5.200% due 03/15/17	150	144
Exelon Corp.
4.900% due 06/15/15	205	189
5.625% due 06/15/35	100	89
FedEx Corp.
5.500% due 08/15/09	310	310
7.600% due 07/01/97 (Ñ)	35	39
FirstEnergy Corp.
Series B
6.450% due 11/15/11	670	691
Series C
7.375% due 11/15/31	165	179
Ford Motor Co.
7.450% due 07/16/31	120	92
Ford Motor Credit Co. LLC
7.375% due 10/28/09	810	782
General Electric Capital Corp.
3.250% due 06/15/09	230	223
5.430% due 01/20/10 (Ê)	800	801
5.500% due 04/28/11 (Ñ)	410	414
Series GMTn (Ê)
5.390% due 03/12/10	400	400

Diversified Bond Fund	111

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series MTNA
4.125% due 09/01/09	400	392
6.000% due 06/15/12	390	398
5.450% due 01/15/13	380	379
GMAC LLC
5.625% due 05/15/09	875	834
Goldman Sachs Group, Inc. (The)
6.875% due 01/15/11	75	78
5.300% due 02/14/12	735	719
4.750% due 07/15/13	245	231
5.350% due 01/15/16 (Ñ)	285	270
5.625% due 01/15/17	80	76
5.950% due 01/15/27	140	128
6.450% due 05/01/36	80	76
Goldman Sachs Group, LP
4.500% due 06/15/10	280	273
Hartford Financial Services Group, Inc.
5.550% due 08/16/08	220	220
5.250% due 10/15/11	150	150
HBOS Treasury Services PLC (Å)
5.250% due 02/21/17	130	130
Historic TW, Inc.
8.050% due 01/15/16	105	116
6.625% due 05/15/29	20	19
HJ Heinz Co. (Þ)
6.428% due 12/01/08	100	101
HJ Heinz Finance Co. (Ñ)
6.000% due 03/15/12	10	10
Home Depot, Inc.
5.400% due 03/01/16	20	19
5.875% due 12/16/36	300	260
HSBC Finance Corp.
4.750% due 05/15/09	830	821
4.125% due 11/16/09	700	680
5.640% due 11/16/09 (Ê)	300	302
5.440% due 03/12/10 (Ê)	500	500
5.607% due 05/10/10 (Ê)(Ñ)	100	100
6.750% due 05/15/11	165	172
6.375% due 11/27/12	100	102
5.000% due 06/30/15 (Ñ)	75	70
International Business Machines Corp.
7.125% due 12/01/96	125	139
International Lease Finance Corp.
4.750% due 07/01/09	440	435
5.750% due 06/15/11	35	35
5.625% due 09/20/13 (Ñ)	500	502
International Paper Co.
5.850% due 10/30/12	330	329

	Principal Amount ($) or Shares	Market Value $
International Steel Group, Inc. (Ñ)
6.500% due 04/15/14	120	118
Jersey Central Power & Light Co.
5.625% due 05/01/16	60	59
John Deere Capital Corp.
4.875% due 03/16/09	190	189
JP Morgan Chase & Co.
5.395% due 05/07/10 (Ê)	200	199
5.125% due 09/15/14	105	100
5.150% due 10/01/15	50	47
JP Morgan Chase Bank NA (Ñ)
Series BKNT
5.875% due 06/13/16	130	130
JP Morgan Chase Capital XV
5.875% due 03/15/35	335	299
JP Morgan Chase Capital XX (Ñ)
Series T
6.550% due 09/29/36	100	92
Kellogg Co.
Series B
6.600% due 04/01/11	275	286
Kerr-McGee Corp.
6.950% due 07/01/24	130	135
Kinder Morgan Energy Partners, LP
5.000% due 12/15/13	85	80
6.000% due 02/01/17	80	78
6.950% due 01/15/38	365	365
Kraft Foods, Inc.
5.625% due 11/01/11	345	342
Kroger Co. (The) (Ñ)
7.500% due 04/01/31	15	16
Lehman Brothers Holdings
Capital Trust V (ƒ)
5.857% due 11/29/49	80	76
Lehman Brothers Holdings, Inc.
5.500% due 05/25/10 (Ê)	100	100
5.250% due 02/06/12	50	48
5.500% due 04/04/16 (Ñ)	80	75
Series MTn (Ê)
5.460% due 11/16/09	1,000	998
Liberty Property, LP
5.500% due 12/15/16	180	175
M&T Bank Corp.
5.375% due 05/24/12	220	219
Marshall & Ilsley Corp.
5.360% due 04/01/11	315	313
Merrill Lynch & Co., Inc.
6.050% due 05/16/16	55	54
5.700% due 05/02/17	345	326

112	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.220% due 09/15/26	295	279
Series Mtn (Ê)
5.406% due 05/08/09	800	798
Series MTNC
4.250% due 02/08/10	210	205
MetLife, Inc.
5.700% due 06/15/35	200	184
6.400% due 12/15/36	195	174
Metropolitan Life Global Funding I (Ê)(Þ)
5.400% due 05/17/10	300	300
Midamerican Energy Co.
5.800% due 10/15/36	235	222
Midamerican Energy Holdings Co. Series WI
6.125% due 04/01/36	545	521
Miller Brewing Co. (Þ)
5.500% due 08/15/13	90	89
Monumental Global Funding II (Þ)
4.625% due 03/15/10	35	34
Morgan Stanley
3.875% due 01/15/09	190	186
5.600% due 01/22/09 (Ê)	400	400
5.406% due 05/07/09 (Ê)	100	100
5.625% due 01/09/12	260	258
5.375% due 10/15/15	80	77
Series MTn (Ê)
5.450% due 01/15/10	300	299
Motorola, Inc.
5.220% due 10/01/97	200	142
Natexis Ambs Co. LLC (ƒ)(Þ)
8.440% due 12/29/49	50	51
National Rural Utilities Cooperative Finance Corp.
5.750% due 08/28/09	505	508
News America Holdings, Inc.
7.750% due 12/01/45	35	38
7.900% due 12/01/95	45	49
8.250% due 10/17/96	15	17
News America, Inc.
6.150% due 03/01/37	605	549
Nisource Finance Corp.
7.875% due 11/15/10	100	107
Norfolk Southern Corp.
7.050% due 05/01/37	20	21
7.900% due 05/15/97	250	284
Northern States Power Co.
Series B
8.000% due 08/28/12	270	301

	Principal Amount ($) or Shares	Market Value $
Ohio Power Co. (Ê)
5.540% due 04/05/10	400	400
Oncor Electric Delivery Co. (Ê)(Þ)
5.735% due 09/16/08	300	305
ONEOK Partners, LP
6.650% due 10/01/36	120	118
Owens Corning, Inc.
Series WI 6.500% due 12/01/16	120	120
Pacific Gas & Electric Co.
3.600% due 03/01/09	40	39
4.200% due 03/01/11	75	72
6.050% due 03/01/34	105	102
5.800% due 03/01/37	30	28
Pactiv Corp.
5.875% due 07/15/12	160	162
Pemex Project Funding Master Trust
Series WI 6.625% due 06/15/35	150	146
Progress Energy, Inc.
7.100% due 03/01/11	43	45
7.750% due 03/01/31	35	40
7.000% due 10/30/31	25	27
ProLogis
5.625% due 11/15/15	240	235
Prudential Financial, Inc.
5.100% due 12/14/11	235	232
Qwest Corp.
8.875% due 03/15/12	280	294
RBS Capital Trust III (ƒ)
5.512% due 09/29/49	160	154
Regions Financial Corp.
4.500% due 08/08/08	300	297
Residential Capital LLC
6.460% due 04/17/09 (Ê)	10	10
6.460% due 05/22/09 (Ê)	220	209
6.000% due 02/22/11	485	447
6.500% due 06/01/12	140	127
RR Donnelley & Sons Co.
6.125% due 01/15/17	125	121
Safeway, Inc. (Ñ)
7.250% due 02/01/31	10	10
Schering-Plough Corp.
5.550% due 12/01/13	75	75
Sigma Finance, Inc. (Ê)(Å)
8.500% due 08/11/16	970	970
Simon Property Group, LP
5.750% due 12/01/15	405	399

Diversified Bond Fund	113

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.100% due 05/01/16	205	207
5.250% due 12/01/16	670	637
Southern Natural Gas Co. (Å)
5.900% due 04/01/17	30	29
Sprint Capital Corp.
8.375% due 03/15/12	120	131
6.875% due 11/15/28	75	70
8.750% due 03/15/32	20	22
Sprint Nextel Corp.
6.000% due 12/01/16	635	599
State Street Bank & Trust Co.
Series BKNT 5.300% due 01/15/16	50	49
SunTrust Capital VIII
6.100% due 12/15/36	160	141
Time Warner Cable, Inc.
5.400% due 07/02/12 (Þ)	70	69
5.850% due 05/01/17 (Þ)	780	752
6.550% due 05/01/37 (Å)	20	19
Time Warner, Inc.
5.590% due 11/13/09 (Ê)	600	600
6.875% due 05/01/12	100	104
5.875% due 11/15/16	185	178
7.700% due 05/01/32	55	59
Travelers Cos., Inc. (The)
5.375% due 06/15/12	30	30
6.250% due 06/15/37	335	323
6.250% due 03/15/67	90	85
TXU Corp.
Series P
5.550% due 11/15/14	50	40
Series Q
6.500% due 11/15/24	50	39
Series R
6.550% due 11/15/34	210	161
Unilever Capital Corp.
5.900% due 11/15/32	65	61
Union Pacific Corp.
3.625% due 06/01/10	120	115
United States Steel Corp.
5.650% due 06/01/13	60	59
6.050% due 06/01/17	60	58
6.650% due 06/01/37	25	23
UnitedHealth Group, Inc.
5.250% due 03/15/11	60	60
6.000% due 06/15/17 (Ñ)(Þ)	15	15
6.500% due 06/15/37 (Þ)	30	31
US Bancorp
5.300% due 04/28/09	355	356

	Principal Amount ($) or Shares	Market Value $
US Bank NA
5.700% due 12/15/08	15	15
USB Capital IX (ƒ)(Ñ)
6.189% due 04/15/49	100	99
Verizon Communications, Inc.
5.410% due 04/03/09 (Ê)	400	400
5.350% due 02/15/11	215	213
5.550% due 02/15/16	35	34
5.850% due 09/15/35 (Ñ)	115	105
Verizon Global Funding Corp.
6.875% due 06/15/12	530	556
7.375% due 09/01/12	70	75
Wachovia Bank North America/Charlotte NC (Ê)
Series BKNT 5.330% due 10/03/08	700	700
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	110	108
Wachovia Corp.
5.410% due 12/01/09 (Ê)	100	100
5.700% due 08/01/13	520	522
5.250% due 08/01/14	285	275
5.750% due 06/15/17	105	103
Walt Disney Co. (The) (Ê)
5.460% due 09/10/09	400	401
Wells Fargo & Co.
5.300% due 08/26/11	250	249
4.950% due 10/16/13 (Ñ)	45	43
Wells Fargo Bank NA (Ñ)
5.750% due 05/16/16	80	79
Wells Fargo Capital X
5.950% due 12/15/36	100	90
Weyerhaeuser Co.
6.750% due 03/15/12	100	103
Wyeth
6.950% due 03/15/11	410	432
5.500% due 03/15/13	115	115
5.950% due 04/01/37	180	171
Xerox Corp.
5.500% due 05/15/12	560	549
XTO Energy, Inc.
7.500% due 04/15/12	110	118

		63,757

International Debt - 4.6%
Abbey National PLC (ƒ)
6.700% due 06/29/49	105	106
Aiful Corp. (Å)
5.000% due 08/10/10	100	98

114	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AXA SA
8.600% due 12/15/30	25	30
British Telecommunications PLC
8.875% due 12/15/30	40	52
Canadian Natural Resources, Ltd.
6.500% due 02/15/37	75	74
Canadian Pacific Railway Co.
5.950% due 05/15/37	45	41
CIT Group Funding Co. of Canada (Ñ)
5.600% due 11/02/11	60	59
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	200	218
Conoco Funding Co.
6.350% due 10/15/11	255	264
Credit Agricole SA/London (Þ)(Ê)
5.360% due 05/28/09	100	100
5.410% due 05/28/10	100	100
Credit Suisse Guernsey, Ltd. (ƒ)
5.860% due 05/29/49	275	259
Crest, Ltd. (Þ)
Series 2003-2A Class C2 5.709% due 12/28/38	450	450
Depfa ACS Bank (Å)
5.125% due 03/16/37	100	90
Deutsche Telekom International Finance BV
5.540% due 03/23/09 (Ê)	1,100	1,102
8.000% due 06/15/10	120	128
5.750% due 03/23/16	80	77
8.250% due 06/15/30	50	60
Egypt Government AID Bonds
4.450% due 09/15/15	175	166
Eksportfinans ASA
5.500% due 05/25/16	120	121
Export-Import Bank of China (Þ)
4.875% due 07/21/15	205	192
Export-Import Bank of Korea
4.125% due 02/10/09 (Þ)	90	88
5.450% due 06/01/09 (Ê)	200	200
Falconbridge, Ltd.
6.000% due 10/15/15	140	140
Gaz Capital for Gazprom (Å)
6.212% due 11/22/16	275	263
6.510% due 03/07/22	160	153
Glitnir Banki HF (Å)
6.693% due 06/15/16	250	259

	Principal Amount ($) or Shares	Market Value $
Harborview NIM Corp. (Þ)
Series 2006-9A Class N1 6.409% due 11/19/36	57	57
HBOS PLC (ƒ)
5.920% due 09/29/49	100	90
HSBC Holdings PLC (Ñ)
6.500% due 05/02/36	340	339
Intergas Finance BV (Å)
6.375% due 05/14/17	150	142
Ispat Inland ULC
9.750% due 04/01/14	245	267
Kaupthing Bank Hf
6.045% due 04/12/11 (Ê)	270	272
5.750% due 10/04/11 (Å)	110	110
7.125% due 05/19/16 (Å)	230	245
Klio Funding, Ltd. (Ê)(Þ)
Series 2004-1A Class A1 5.906% due 04/23/39	2,180	2,191
Korea Development Bank (Ê)
5.500% due 04/03/10	700	700
Korea Electric Power Corp. (Þ)
5.125% due 04/23/34	30	29
Lukoil International Finance BV (Þ)
6.356% due 06/07/17	140	132
Mexico Government International Bond
Series MTNA
6.750% due 09/27/34	262	275
Mizuho Financial Group Cayman, Ltd. (Þ)
5.790% due 04/15/14	85	84
Newcastle CDO, Ltd. (Þ)
Series 2004-4A Class 3FX
5.110% due 03/24/39	230	218
Petrobras International Finance Co.
6.125% due 10/06/16	120	115
8.375% due 12/10/18	75	84
Petroleum Export, Ltd. (Þ)
5.265% due 06/15/11	83	81
Province of Quebec Canada
5.000% due 07/17/09	10	10
Series PJ
6.125% due 01/22/11	245	252
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
5.298% due 09/30/20	115	110
Resona Bank, Ltd. (ƒ)
5.850% due 09/29/49	75	71

Diversified Bond Fund	115

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ)(Å)
7.191% due 12/29/49	125	126
Rogers Cable, Inc.
6.750% due 03/15/15	280	287
Rogers Wireless, Inc.
6.375% due 03/01/14	35	35
Royal KPN NV
8.000% due 10/01/10	130	139
Russia Government International Bond
Series REGS
7.500% due 03/31/30	30	33
Santander Financial Issuances
6.375% due 02/15/11	25	26
Shinsei Finance Cayman, Ltd. (ƒ)(Å)
6.418% due 01/29/49	150	144
Siemens Financieringsmaatschappij NV (Þ)
6.125% due 08/17/26	390	379
SMFG Preferred Capital, Ltd. (ƒ)(Å)
6.078% due 01/29/49	150	144
Sumitomo Mitsui Banking Corp. (ƒ)(Þ)
5.625% due 07/29/49	40	38
Suncor Energy, Inc.
6.500% due 06/15/38	570	581
Systems 2001 AT LLC (Þ)
7.156% due 12/15/11	31	32
Telecom Italia Capital SA
6.200% due 07/18/11	60	61
5.250% due 10/01/15	175	163
Telefonica Emisiones SAU
6.221% due 07/03/17	35	35
7.045% due 06/20/36	50	51
Telefonica Europe BV
7.750% due 09/15/10	215	227
Telefonos de Mexico SAB de CV
4.500% due 11/19/08	135	133
TELUS Corp.
8.000% due 06/01/11	230	246
TNK-BP Finance SA (Å)
Series 144a
7.500% due 07/18/16	140	141
Tyco International Group SA
6.125% due 11/01/08	10	10
6.750% due 02/15/11 (Ñ)	190	198
6.375% due 10/15/11	30	31
6.000% due 11/15/13	115	116
7.000% due 06/15/28	40	43
6.875% due 01/15/29	120	130

	Principal Amount ($) or Shares	Market Value $
UFJ Finance Aruba AEC
6.750% due 07/15/13	60	62
Vale Overseas, Ltd.
6.875% due 11/21/36	156	152
Vodafone Group PLC (Ñ)
5.750% due 03/15/16	70	68
WEA Finance LLC/WCI Finance LLC (Þ)
5.700% due 10/01/16	550	539
Xstrata Finance Canada, Ltd. (Þ)
5.500% due 11/16/11	35	35
5.800% due 11/15/16	35	34

		15,203

Loan Agreements - 0.7%
Starbound Reinsurance, Ltd. Term B Loan II
8.360% due 08/20/09	100	100
Starbound Reinsurance, Ltd., Term B Loan III
7.360% due 03/31/08	180	180
6.860% due 03/31/08	2,000	2,000

		2,280

Mortgage-Backed Securities - 57.7%
American Home Mortgage Investment Trust (Ê)
Series 2005-2 Class 5A2
5.470% due 09/25/35	455	455
Arcap Reit, Inc. (Þ)
Series 2004-RR3 Class B
5.040% due 09/21/45	95	91
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	122	121
Series 2005-2 Class A4
4.783% due 07/10/43	235	227
Series 2005-6 Class A2
5.165% due 09/10/47	375	371
Series 2006-1 Class A4
5.372% due 09/10/45	420	406
Series 2006-3 Class A4
5.889% due 07/10/44	300	299
Series 2007-1 Class A3
5.449% due 01/15/49	395	392
Series 2007-3 Class A4
5.838% due 06/10/49	430	422

116	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Funding Corp.
Series 2005-5 Class 1A11
5.500% due 09/25/35	232	222
Series 2006-3 Class 5A8
5.500% due 03/25/36	220	216
Series 2006-A Class 3A2
5.896% due 02/20/36	989	996
Series 2006-A Class 4A1 (Ê)
5.570% due 02/20/36	289	289
Banc of America Mortgage Securities, Inc.
Series 2004-1 Class 5A1
6.500% due 09/25/33	33	33
Series 2004-11 Class 2A1
5.750% due 01/25/35	192	187
Series 2005-L Class 3A1 (Ê)
5.458% due 01/25/36	116	115
Series 2006-2 Class A15
6.000% due 07/25/36	228	229
Bank of America Alternative Loan Trust
Series 2006-5 Class CB17
6.000% due 06/25/36	180	180
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A1
5.626% due 02/25/33	35	35
Series 2004-4 Class A4
3.519% due 06/25/34	111	110
Bear Stearns Alt-A Trust
Series 2006-4 Class 32A1
6.477% due 07/25/36	1,586	1,607
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR Class A1
4.386% due 02/11/41	86	85
Series 2006-PW1 Class A1
5.044% due 12/01/38	708	702
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	123	117
Series 2005-A1 Class 2A2 (Ê)
5.241% due 12/25/35	457	454
Series 2006-A1 Class 1A1 (Ê)
6.043% due 09/25/36	453	454
Series 2006-S4 Class A3
6.000% due 12/25/36	220	221
Series 2006-S4 Class A4
6.000% due 12/25/36	115	115
Series 2007-A1 Class 5A1
4.173% due 02/25/37	1,126	1,105

	Principal Amount ($) or Shares	Market Value $
Citigroup Commercial Mortgage Trust
Series 2007-C6 Class A4
5.889% due 12/10/49	255	251
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	251	247
Series 2006-WF1 Class A2F
5.657% due 03/01/36	780	773
Series 2007-AHL Class A3A (Ê)
5.380% due 05/25/37	389	389
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3 Class A5
5.617% due 10/15/48	145	142
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	127	127
Countrywide Alternative Loan Trust
Series 2005-J8 Class 1A3
5.500% due 07/25/35	168	166
Series 2005-J13 Class 2A3
5.500% due 11/25/35	66	66
Series 2006-9T1 Class A7
6.000% due 05/25/36	85	86
Series 2006-43C Class 1A7
6.000% due 02/25/37	259	260
Series 2006-J2 Class A3
6.000% due 04/25/36	129	130
Series 2007-J2 Class 2A1
6.000% due 07/25/37	156	157
Series 2007-OA6 Class A1B (Ê)
5.520% due 06/25/37	751	750
Series 2007-OA7 Class A1A (Ê)
5.500% due 05/25/47	720	720
Countrywide Asset-Backed Certificates (Ê)
Series 2006-IM1 Class A2 5.560% due 04/25/36	1,650	1,633
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-3 Class 1A2 (Ê)
5.610% due 04/25/35	109	110
Series 2006-OA4 Class A1 (Ê)
5.987% due 04/25/46	462	463
Series 2007-HY1 Class 1A2
5.707% due 04/25/37	114	114
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1 Class A3
4.321% due 01/15/37	211	205

Diversified Bond Fund	117

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-C6 Class A1
4.938% due 12/15/40	286	283
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A1
4.367% due 07/15/10	93	92
Series 2006-C1 Class AAB
5.555% due 02/15/39	275	272
Series 2006-C2 Class A1
5.250% due 03/15/39	222	221
Series 2006-C2 Class A2
5.850% due 03/15/39	250	249
Series 2006-C4 Class A1
4.771% due 09/15/39	627	617
Series 2006-C4 Class A3
5.467% due 09/15/39	135	130
Series 2007-C1 Class A3
5.383% due 02/15/40	900	861
Series 2007-C3 Class A4
5.723% due 06/15/39	835	840
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3 5.006% due 08/25/35	220	221
Downey Savings & Loan Association Mortgage Loan Trust (Ê)
Series 2004-AR3 Class 1A1B 7.321% due 07/19/44	40	40
Fannie Mae
7.000% due 2008	4	4
7.000% due 2009	13	13
7.000% due 2011	7	7
8.000% due 2011	1	1
5.190% due 2012 (Ê)	160	159
7.000% due 2012	3	3
6.500% due 2013	21	21
5.500% due 2014	25	25
7.000% due 2015	9	9
5.500% due 2016	5	5
6.000% due 2016	59	59
6.500% due 2016	97	99
9.000% due 2016	2	2
5.500% due 2017	206	205
6.000% due 2017	87	87
8.500% due 2017	5	5
4.500% due 2018	743	711
5.000% due 2018	1,195	1,166
5.500% due 2018	233	231

	Principal Amount ($) or Shares	Market Value $
6.500% due 2018	11	11
4.500% due 2019	1,057	1,011
5.000% due 2019	4,903	4,771
4.000% due 2020	802	745
4.500% due 2020	1,268	1,212
5.000% due 2020	904	879
6.000% due 2021	356	359
8.500% due 2025	4	4
6.500% due 2028	21	22
6.500% due 2029	448	458
6.500% due 2032	359	365
7.000% due 2032	383	397
3.911% due 2033 (Ê)	134	134
4.500% due 2033	637	582
4.793% due 2033 (Ê)	80	80
5.000% due 2033	1,153	1,086
5.500% due 2033	7,270	7,055
6.000% due 2033	434	433
6.500% due 2033	18	19
7.000% due 2033	231	240
4.500% due 2034	467	426
5.000% due 2034	3,437	3,243
5.500% due 2034	2,042	1,982
6.000% due 2034	1,862	1,854
6.500% due 2034	242	246
4.372% due 2035 (Ê)	486	486
4.500% due 2035	112	102
4.849% due 2035 (Ê)	145	141
5.000% due 2035	2,073	1,954
5.500% due 2035	930	901
6.000% due 2035	1,675	1,666
7.027% due 2035 (Ê)	286	296
7.028% due 2035 (Ê)	342	354
7.029% due 2035 (Ê)	717	743
7.042% due 2035 (Ê)	277	287
4.335% due 2036 (Ê)	475	474
4.780% due 2036 (Ê)	243	242
5.000% due 2036	934	879
5.500% due 2036	646	622
6.000% due 2036	4,791	4,750
6.500% due 2036	1,817	1,837
7.000% due 2036	121	124
5.500% due 2037	971	938
6.500% due 2037	40	40
6.229% due 2044 (Ê)	223	226
Series 1993-134 Class H
6.500% due 08/25/08	182	182
Series 1999-56 Class Z
7.000% due 12/18/29	87	89

118	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-337 Class 1
Principal Only STRIP
Zero Coupon due 07/01/33	220	152
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	216	57
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	599	91
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	669	102
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	99	16
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	170	27
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	174	45
Series 2006-373 Class 1
Principal Only STRIP
Zero Coupon due 07/01/36	182	128
15 Year TBA (Ï)
4.500%	540	514
5.000%	560	543
5.500%	3,480	3,436
30 Year TBA (Ï)
4.500%	245	223
5.000%	25,350	23,774
5.500%	10,290	9,936
6.000%	7,085	7,019
6.500%	2,220	2,242
Fannie Mae Grantor Trust (Ê)
Series 2002-T5 Class A1 5.560% due 05/25/32	264	264
Fannie Mae REMICS
Series 2003-21 Class M
5.000% due 02/25/17	30	30
Series 2003-35 Class FY (Ê)
5.720% due 05/25/18	289	291
Series 2003-37 Class HY
5.000% due 12/25/16	697	691
Series 2006-48 Class LG
Principal Only STRIP
Zero Coupon due 06/25/36	73	48

	Principal Amount ($) or Shares	Market Value $
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1
6.500% due 12/25/42	65	66
Series 2003-W12 Class 2A5
4.500% due 06/25/43	236	234
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.302% due 09/25/34	222	221
Series 2006-AA5 Class A2 (Ê)
6.531% due 09/25/36	110	113
Series 2006-AA7 Class A1 (Ê)
6.551% due 01/25/37	698	708
Series 2006-FA3 Class A6
6.000% due 07/25/36	121	122
First Horizon Asset Securities, Inc. (Ê)
Series 2005-AR5 Class 3A1 5.535% due 10/25/35	52	52
Freddie Mac
4.500% due 2013 (Ñ)	715	693
5.000% due 2019	196	190
4.500% due 2021	50	48
5.500% due 2033	282	274
4.738% due 2034 (Ê)	73	73
6.000% due 2035	122	120
5.000% due 2036	1,122	1,056
5.128% due 2036 (Ê)	605	595
5.880% due 2036 (Ê)	86	86
5.941% due 2036 (Ê)	192	192
5.969% due 2036 (Ê)	105	106
5.000% due 2037	871	817
5.918% due 2037 (Ê)	344	344
7.027% due 2037 (Ê)	596	599
Series 1991-105 Class G
7.000% due 03/15/21	37	37
Series 2003-262 Class AB
2.900% due 11/15/14	118	115
Series 2004-281 Class DF (Ê)
5.770% due 06/15/23	302	305
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	78	13
Series 2005-294 Class FA (Ê)
5.490% due 03/15/20	591	592
30 Year TBA (Ï)
5.000%	1,415	1,327
5.500%	4,395	4,245
6.000%	3,775	3,744

Diversified Bond Fund	119

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac Gold
8.000% due 2009	4	5
7.000% due 2010	6	6
8.000% due 2010	1	1
7.000% due 2011	3	4
8.000% due 2011	11	11
8.000% due 2012	5	5
7.000% due 2014	57	59
12.000% due 2014	9	10
6.000% due 2016	8	8
6.000% due 2017	216	217
8.000% due 2017	15	16
4.500% due 2018	593	568
5.000% due 2018	13	13
5.500% due 2019	233	230
5.500% due 2020	649	643
9.000% due 2024	5	6
8.500% due 2025	20	21
9.000% due 2025	8	9
9.000% due 2026	1	1
8.500% due 2027	86	92
7.276% due 2030 (Ê)	4	4
5.500% due 2032	1,247	1,210
6.000% due 2032	62	62
7.000% due 2032	243	249
5.000% due 2033	558	527
5.500% due 2033	1,411	1,369
6.500% due 2033	257	261
4.500% due 2034	188	171
5.000% due 2034	1,465	1,382
5.500% due 2034	820	795
6.000% due 2034	141	141
6.500% due 2034	186	189
5.000% due 2036	1,188	1,117
Freddie Mac Non Gold
9.000% due 01/01/16	36	38
Freddie Mac Reference REMIC
Series 2006-R00 Class AK 5.750% due 12/15/18	140	141
Freddie Mac REMIC
Series 2004-277 Class KE 3.500% due 12/15/17	27	27
Freddie Mac REMICS
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	473	46
Series 2005-295 Class NA
4.250% due 09/15/24	497	489

	Principal Amount ($) or Shares	Market Value $
Series 2005-299 Class KF (Ê)
5.720% due 06/15/35	347	346
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	138	18
Series 2006-323 Class PA
6.000% due 03/15/26	235	237
Series 2007-333 Class AF (Ê)
5.470% due 10/15/20	1,500	1,499
Series 2007-333 Class BF (Ê)
5.470% due 07/15/19	196	196
Series 2007-333 Class FT (Ê)
5.470% due 08/15/19	1,082	1,081
Series 2007-334 Class FA (Ê)
5.550% due 02/15/19	900	900
Freddie Mac Strips
Series 2007-245 Class IO
Interest Only STRIP
5.000% due 05/15/37	307	86
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A1
4.012% due 06/10/48	95	94
Series 2005-C1 Class A5
4.772% due 06/10/48	130	122
Series 2006-C1 Class A4
5.339% due 03/10/44	240	232
Series 2007-C1 Class A4 5.543% due 12/10/49	90	87
Ginnie Mae I
6.500% due 2009	73	73
7.000% due 2011	1	1
9.500% due 2016	1	1
10.500% due 2020	4	4
8.500% due 2022	9	10
8.000% due 2025	7	8
9.000% due 2025	193	207
7.000% due 2029	6	6
8.000% due 2030	34	36
8.500% due 2030	6	6
7.000% due 2031	192	200
7.000% due 2032	11	11
30 Year TBA (Ï)
5.500%	1,405	1,369
6.000%	1,000	998
6.500%	1,500	1,526
Ginnie Mae II
4.500% due 04/20/35	8	7
4.500% due 06/20/35	128	117

120	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1 Class A2 6.465% due 04/15/34	160	164
GMAC Mortgage Corp. Loan Trust
Series 2005-AR6 Class 3A1
5.301% due 11/19/35	183	182
Series 2006-AR1 Class 1A1 (Ê)
5.599% due 03/19/36	445	446
Government National Mortgage Association (Ê)
Series 1999-40 Class FE 5.870% due 11/16/29	542	547
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
5.317% due 06/10/36	365	357
Series 2005-GG3 Class A1
3.919% due 08/10/42	141	139
Series 2006-RR1 Class A1 (Þ)
5.780% due 03/18/49	165	157
GS Mortgage Securities Corp. II
Series 1998-C1 Class A2
6.620% due 10/18/30	150	151
Series 2006-FL8 Class A1 (Þ)(Ê)
5.420% due 06/06/20	122	122
Series 2006-GG6 Class A4
5.553% due 04/10/38	420	411
Series 2007-EOP Class A1 (Þ)(Ê)
5.410% due 03/06/20	468	468
Harborview Mortgage Loan Trust
Series 2004-4 Class 3A (Ê)
6.070% due 06/19/34	80	80
Series 2005-14 Class 3A1A
5.307% due 12/19/35	52	51
Series 2006-2 Class 1A
5.431% due 02/25/36	675	677
Series 2006-3 Class 1A1A (Ê)
6.385% due 06/19/36	1,155	1,175
Indymac Index Mortgage Loan Trust
Series 2006-AR3 Class 2A1A 6.386% due 03/25/36	1,898	1,931
Indymac Loan Trust (Ê)
Series 2004-L1 Class A1 (Þ)
5.600% due 07/25/09	148	148
JP Morgan Alternative Loan Trust
Series 2006-A2 Class 3A1
5.946% due 05/25/36	790	794

	Principal Amount ($) or Shares	Market Value $
Series 2006-A7 Class 1A2 (Ê)
5.380% due 12/25/36	742	742
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB7 Class A3
4.449% due 01/12/38	265	257
Series 2005-CB1 Class A1
4.520% due 08/12/37	226	223
Series 2005-CB1 Class A2
5.247% due 01/12/43	255	253
Series 2005-CB1 Class A4
4.895% due 09/12/37	80	75
Series 2005-FL1 Class A1 (Þ)(Ê)
5.430% due 02/15/19	413	413
Series 2005-LDP Class A1
4.116% due 03/15/46	95	94
Series 2005-LDP Class A3
4.959% due 08/15/42	195	188
5.208% due 12/15/44	920	901
Series 2005-LDP Class A3A1
4.871% due 10/15/42	530	517
Series 2005-LDP Class A4
4.918% due 10/15/42	290	273
Series 2006-CB1 Class A1
5.279% due 12/12/43	201	200
Series 2006-CB1 Class A3A (Þ)
5.491% due 12/12/44	395	391
Series 2006-CB1 Class A4
5.471% due 12/12/44	630	613
5.552% due 05/12/45	165	161
Series 2006-CB1 Class ASB
5.471% due 12/12/44	105	104
Series 2006-LDP Class A1S
5.284% due 05/15/47	1,566	1,546
Series 2006-LDP Class A3
5.336% due 05/15/47	115	110
Series 2006-LDP Class A3B
5.447% due 05/15/45	195	192
Series 2006-LDP Class A4
5.875% due 04/15/45	145	145
5.399% due 05/15/45	225	217
Series 2007-LD1 Class A4
6.007% due 06/15/49	755	762
Series 2007-LDP Class A2S
5.305% due 05/15/49	380	374
Series 2007-LDP Class A3
5.420% due 01/15/49	885	849

Diversified Bond Fund	121

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JP Morgan Mortgage Trust
Series 2005-A2 Class 3A1
4.900% due 04/25/35	258	255
Series 2005-A3 Class 6A1
4.912% due 06/25/35	396	393
Series 2005-A6 Class 2A2
4.972% due 08/25/35	270	268
Series 2006-A2 Class 1A1
5.461% due 04/25/36	430	428
Series 2007-A1 Class 3A2 (Ê)
5.007% due 07/25/35	1,406	1,393
Series 2007-A1 Class 6A1
4.780% due 07/25/35	163	161
Series 2007-A4 Class 3A1
5.888% due 06/25/37	280	279
LB-UBS Commercial Mortgage Trust
Series 2003-C3 Class A1
2.599% due 05/15/27	94	92
Series 2004-C2 Class A1
2.946% due 03/15/29	292	283
Series 2004-C4 Class A3
4.982% due 06/15/29	280	278
Series 2005-C3 Class A5
4.739% due 07/15/30	480	448
Series 2005-C3 Class AAB
4.664% due 07/15/30	600	573
Series 2006-C4 Class A4
5.887% due 06/15/38	85	85
Lehman Mortgage Trust
Series 2005-3 Class 1A3 5.500% due 01/25/36	288	288
Mach One Trust Commercial Mortgage-Backed (Þ)
Series 2004-1A Class A3 5.220% due 05/28/40	315	304
Mastr Adjustable Rate Mortgages Trust
Series 2006-2 Class 3A1
4.844% due 01/25/36	375	371
Series 2006-OA2 Class 1A1 (Ê)
5.829% due 12/25/46	536	536
Mastr Alternative Loans Trust
Series 2003-4 Class B1
5.672% due 06/25/33	91	91
Series 2004-10 Class 5A6
5.750% due 09/25/34	135	135
Mastr Asset Securitization Trust
Series 2004-4 Class 2A2 (Ê)
5.770% due 04/25/34	386	386

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class 1A1
5.250% due 11/25/35	321	312
Merrill Lynch Mortgage Investors, Inc.
Series 2006-A1 Class 1A1 5.852% due 03/25/36	1,476	1,482
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class A1
5.017% due 01/12/44	69	68
Series 2005-LC1 Class A2
5.202% due 01/12/44	380	377
Series 2005-MKB Class A1
4.446% due 09/12/42	209	206
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3 Class A2
5.291% due 07/12/46	420	415
Series 2006-4 Class A1
3.642% due 12/12/49	309	297
Series 2007-5 Class A4
5.378% due 08/12/48	635	621
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2 5.750% due 04/25/29	115	116
Morgan Stanley Capital I
Series 2004-HQ3 Class A1
3.100% due 01/13/41	69	68
Series 2004-RR2 Class A2 (Þ)
5.450% due 10/28/33	335	325
Series 2005-HQ5 Class A4
5.168% due 01/14/42	245	235
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	190	186
Series 2005-IQ9 Class A1
3.990% due 07/15/56	109	107
Series 2005-T17 Class A5
4.780% due 12/13/41	60	56
Series 2006-HQ8 Class A4
5.388% due 03/12/44	215	209
Series 2006-HQ9 Class A4
5.731% due 07/12/44	160	158
Series 2007-HQ1 Class A4
5.447% due 02/12/44	325	320
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR Class 2A3 5.771% due 03/25/36	692	700
Mortgage Capital Funding, Inc.
Series 1998-MC2 Class A2 6.423% due 06/18/30	204	204

122	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2
5.720% due 02/25/34	87	87
Series 2004-CL1 Class 2A2
5.720% due 02/25/19	20	20
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
5.920% due 04/25/34	158	158
Series 2005-QA1 Class A41
5.681% due 09/25/35	188	188
Series 2005-QA8 Class NB3
5.492% due 07/25/35	115	115
Series 2006-QA1 Class A21
5.975% due 01/25/36	661	667
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	343	344
Residential Asset Securities Corp. (Ê)
Series 2003-KS4 Class AIIB 5.900% due 06/25/33	151	151
Residential Asset Securitization Trust
Series 2007-A5 Class 2A3 6.000% due 05/25/37	86	86
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
5.770% due 11/25/18	468	471
Series 2003-S20 Class 1A7 (Ê)
5.820% due 12/25/33	140	141
Series 2006-SA4 Class 2A1
6.124% due 11/25/36	333	338
Structured Asset Securities Corp.
Series 2004-21X Class 1A3 4.440% due 12/25/34	272	269
Thornburg Mortgage Securities Trust (Ê)
Series 2006-1 Class A3 5.490% due 01/25/36	534	534
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17 Class A1
4.430% due 03/15/42	95	94
Series 2005-C22 Class A3
5.286% due 12/15/44	570	561
Series 2007-WHL Class A1 (Þ)(Ê)
5.400% due 06/15/20	200	200
WaMu Mortgage Pass Through Certificates (Ê)
Series 2007-HY4 Class 1A1 5.565% due 04/25/37	107	106

	Principal Amount ($) or Shares		Market Value $
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35		75	73
Series 2007-OA2 Class 2A (Ê)
5.727% due 01/25/47		541	540
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR1 Class 1A1
4.835% due 10/25/35		191	189
Series 2005-AR1 Class A1A1 (Ê)
5.610% due 10/25/45		176	176
Series 2005-AR6 Class B3 (Ê)
5.980% due 04/25/45		90	90
Series 2007-HY3 Class 4B1
5.343% due 03/25/37		95	93
Washington Mutual, Inc.
Series 2002-AR1 Class 1A (Ê)
6.222% due 11/25/42		153	153
Series 2006-AR1 Class 1A1
5.951% due 09/25/36		8	8
Series 2006-AR1 Class 1A1A (Ê)
6.100% due 01/25/46		481	483
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 Class 2A3
5.500% due 03/25/36		221	219
Series 2007-10 Class 2A5
6.250% due 07/25/37		113	114

			192,744

Non-US Bonds - 0.2%
Bundesrepublik Deutschland
Series 04 3.750% due 01/04/15	EUR	250	329
Canadian Government Bond
4.000% due 12/01/31	CAD	49	62
General Motors Corp.
8.375% due 07/05/33	EUR	90	106
Poland Government Bond
Series 1013 5.000% due 10/24/13	PLN	670	235
Quebec Residual Principal Only STRIP
Zero Coupon due 12/01/36	CAD	230	50

			782

Diversified Bond Fund	123

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Agencies - 5.6%
Fannie Mae
7.250% due 01/15/10	290	305
4.750% due 04/19/10 (Ñ)	815	808
7.125% due 06/15/10	200	211
5.125% due 04/15/11 (Ñ)	1,005	1,007
5.000% due 02/16/12 (Ñ)	1,420	1,414
4.625% due 10/15/13	65	63
Zero Coupon due 07/05/14	545	388
5.250% due 03/24/15	155	153
6.000% due 08/22/16	850	850
5.000% due 02/13/17 (Ñ)	60	58
5.000% due 04/26/17	370	356
6.625% due 11/15/30 (Ñ)	45	51
5.625% due 07/15/37	145	146
Federal Farm Credit Bank (Ñ)
5.125% due 08/25/16	90	89
Federal Home Loan Bank Discount Notes
5.400% due 01/02/09	640	640
4.875% due 05/14/10 (Ñ)	1,325	1,321
5.375% due 08/19/11 (Ñ)	65	66
5.500% due 08/13/14 (Ñ)	540	548
5.625% due 06/11/21 (Ñ)	420	422
Series VB15 (Ñ)
5.000% due 12/21/15	300	293
Financing Corp.
Principal Only STRIPS
Series 1
Zero Coupon due 05/11/16	185	118
Series 1P
Zero Coupon due 05/11/18	90	52
Series 2P
Zero Coupon due 11/30/17	140	83
Series 3P
Zero Coupon due 11/30/17	395	233
Series 5P
Zero Coupon due 02/08/18	30	18
Series 12P
Zero Coupon due 12/06/18	765	425
Series 15P
Zero Coupon due 03/07/19	30	16
Series 19
Zero Coupon due 06/06/16	545	348
Series C-P
Zero Coupon due 11/30/17	275	162
Series E-P
Zero Coupon due 11/02/18	1,105	618

	Principal Amount ($) or Shares	Market Value $
Freddie Mac
5.125% due 08/23/10 (Ñ)	1,460	1,465
5.750% due 01/15/12 (Ñ)	305	312
5.500% due 08/20/12 (Ñ)	880	894
5.050% due 01/26/15	315	311
5.000% due 04/18/17 (Ñ)	180	175
6.750% due 03/15/31 (Ñ)	30	35
5.625% due 11/23/35	720	680
Tennessee Valley Authority
6.150% due 01/15/38	355	387
United States Treasury Inflation Indexed Bonds
2.375% due 01/15/27	196	194
United States Treasury Notes
4.000% due 02/15/14 (Ñ)	650	625
4.625% due 02/15/17 (Ñ)	765	755
4.500% due 02/15/36 (Ñ)	1,410	1,318
4.750% due 02/15/37	308	300

		18,713

United States Government Treasuries - 10.5%
United States Treasury Inflation Indexed Bonds
2.375% due 04/15/11	1,226	1,218
3.375% due 01/15/12 (Ñ)	170	176
2.000% due 07/15/14 (Ñ)	1,759	1,709
1.875% due 07/15/15	1,272	1,219
2.625% due 07/15/17 (Ñ)	200	203
2.375% due 01/15/25	1,268	1,253
2.000% due 01/15/26	32	29
3.875% due 04/15/29	126	157
United States Treasury Notes
3.375% due 10/15/09 (Ñ)	1,130	1,102
3.625% due 01/15/10 (Ñ)	1,850	1,811
4.000% due 03/15/10 (Ñ)	3,365	3,320
4.500% due 05/15/10	390	390
3.625% due 06/15/10 (Ñ)	305	298
5.750% due 08/15/10	250	259
4.375% due 12/15/10 (Ñ)	370	368
4.625% due 08/31/11 (Ñ)	2,810	2,813
4.750% due 01/31/12	260	262
4.750% due 05/31/12	360	362
4.250% due 11/15/13 (Ñ)	1,825	1,785
4.750% due 05/15/14 (Ñ)	1,710	1,715
4.250% due 08/15/14	955	929
12.500% due 08/15/14 (Ñ)	155	179
4.125% due 05/15/15 (Ñ)	3,700	3,549

124	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.250% due 08/15/15 (Ñ)	55	53
5.125% due 05/15/16 (Ñ)	1,765	1,807
8.125% due 08/15/19 (Ñ)	1,250	1,610
8.125% due 08/15/21 (Ñ)	740	972
Zero Coupon due 11/15/21 (Ñ)	770	373
7.125% due 02/15/23 (Ñ)	1,985	2,432
6.000% due 02/15/26 (Ñ)	935	1,045
6.125% due 08/15/29 (Ñ)	335	386
5.375% due 02/15/31 (Ñ)	1,175	1,240

		35,024

Total Long-Term Investments
(cost $364,646)		362,216

Common Stocks - 0.8%
Financial Services - 0.8%
DG Funding Trust (Å)	240	2,525

Total Common Stocks
(cost $2,542)		2,525

Preferred Stocks - 0.1%
Auto and Transportation - 0.1%
General Motors Corp. (Æ)	18,625	376

Total Preferred Stocks
(cost $335)		376

	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
Fixed Income - 0.0%
Eurodollar Futures
Mar 2008 92.25 Put (1)	120,156	3
Mar 2008 92.75 Put (1)	26,202	—
Jun 2008 92.75 Put (1)	18,550	1

Total Options Purchased
(cost $7)		4

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 8.2%
American General Finance Corp. (Ê)
Series MTNI 5.490% due 06/27/08	600	601
ChevronTexaco Capital Co. 3.500% due 09/17/07	590	589
CIT Group, Inc. 5.750% due 09/25/07	30	30
Citigroup, Inc. 3.500% due 02/01/08	365	362
Daimler Finance NA LLC (Ê)
Series MTND 5.840% due 09/10/07	400	400
Fannie Mae Discount Notes (ç)(ž)(§) Zero Coupon due 03/17/08	580	562
Freddie Mac Gold 7.000% due 05/01/08	7	7
Ginnie Mae I 6.500% due 07/15/08	2	2
Golden West Financial Corp. 4.125% due 08/15/07	45	45
Rabobank USA Financial Corp. 5.320% due 08/01/07	1,000	1,000
Russell Investment Company Money Market Fund	20,250,032	20,250
SLM Corp. (Ê)(Ñ)
Series MTNA 5.440% due 01/25/08	800	797
Total SA 5.350% due 08/01/07	1,700	1,700
United States Treasury Bills (ç)(ž)(§)
4.710% due 08/16/07	50	50
4.730% due 08/16/07	280	279
4.869% due 08/30/07	335	334
4.555% due 09/13/07	20	20
4.664% due 09/27/07	200	199
Wachovia Auto Loan Owner
Series 2007-1 Class A1
5.337% due 06/20/08	169	169

Total Short-Term Investments
(cost $27,401)		27,396

Diversified Bond Fund	125

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 16.5%
Rusell Investment Company Money Market Fund (×)	9,422,450	9,422
State Street Securities Lending Quality Trust (×)	45,746,519	45,747

Total Other Securities
(cost $55,169)		55,169

Total Investments - 134.0%
(identified cost $450,100)		447,686

Other Assets and Liabilities, Net - (34.0%)		(113,638)

Net Assets - 100.0%		334,048

See accompanying notes which are an integral part of the financial statements.

126	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures expiration date 06/08 (4)	1,306	(7)
expiration date 09/08 (9)	2,938	(16)
expiration date 12/08 (9)	2,938	(16)
Eurodollar Futures (CME) expiration date 03/08 (54)	12,833	11
expiration date 06/08 (95)	22,597	36
expiration date 09/08 (60)	14,275	23
expiration date 12/08 (341)	81,111	127
expiration date 03/09 (3)	713	—
Euroyen Futures expiration date 12/07 (3)	627	—
Germany, Federal Republic
10 Year Bonds expiration date 09/07 (6)	926	8
LIBOR Futures expiration date 03/08 (8)	1,905	(5)
expiration date 06/08 (6)	1,429	(6)
expiration date 09/08 (11)	2,621	(28)
United States Treasury Bonds expiration date 09/07 (8)	881	16
United States Treasury 2 Year Notes expiration date 09/07 (23)	4,714	23
United States Treasury 5 Year Notes expiration date 09/07 (136)	14,344	115
United States Treasury 10 Year Notes expiration date 09/07 (23)	2,471	26

Short Positions
United States Treasury Bonds expiration date 09/07 (44)	4,843	(56)
United States Treasury 2 Year Notes expiration date 09/07 (40)	8,198	(36)
United States Treasury 10 Year Notes expiration date 09/07 (25)	2,686	(56)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		159

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Eurodollar Futures
Sep 2007 95.00 Call (2)	475	(1)
Mar 2008 95.38 Call (5)	1,192	(2)

United States Treasury Bonds
Aug 2007 109.00 Call (35)	3,815	(50)
Aug 2007 110.00 Call (18)	1,980	(16)
Aug 2007 111.00 Call (13)	1,443	(7)
Aug 2007 112.00 Call (9)	1,008	(3)
Aug 2007 106.00 Put (27)	2,862	(2)
Aug 2007 107.00 Put (47)	5,029	(5)
Aug 2007 108.00 Put (23)	2,484	(6)
Aug 2007 109.00 Put (40)	4,360	(19)

United States Treasury Notes 2 Year Futures
Aug 2007 103.00 Call (19)	3,914	(3)

United States Treasury Notes 10 Year Futures
Aug 2007 105.00 Call (4)	420	(10)
Aug 2007 106.00 Call (20)	2,120	(28)
Aug 2007 108.00 Call (9)	972	(3)
Aug 2007 109.00 Call (3)	327	—
Aug 2007 106.00 Put (53)	5,618	(11)
Nov 2007 105.00 Put (3)	315	(1)

Total Liability for Options Written (premiums received $129)		(167)

See accompanying notes which are an integral part of the financial statements.

Diversified Bond Fund	127

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	147	AUD	171	08/09/07	(1)
USD	189	CAD	202	08/09/07	—
USD	297	EUR	215	08/08/07	(3)
USD	218	EUR	159	08/27/07	(1)
USD	720	EUR	521	08/27/07	(6)
USD	104	GBP	52	08/09/07	2
USD	657	JPY	77,112	08/08/07	(6)
USD	691	JPY	83,100	09/19/07	15
USD	647	JPY	77,112	11/07/07	12
USD	24	KRW	22,198	09/21/07	—
USD	141	KRW	129,173	09/21/07	—
USD	80	MXN	881	09/28/07	—
USD	252	PLN	686	08/08/07	(5)
USD	846	PLN	2,338	08/08/07	(2)
USD	60	PLN	170	09/28/07	1
USD	84	PLN	241	09/28/07	3
USD	39	RUB	1,013	09/19/07	1
USD	39	RUB	1,013	09/19/07	1
USD	60	RUB	1,548	09/19/07	1
USD	1	SGD	2	08/07/07	—
USD	79	SGD	121	08/07/07	1
USD	24	SGD	36	10/03/07	—
USD	24	SGD	36	10/03/07	—
USD	36	SGD	55	10/03/07	—
USD	82	SGD	123	10/03/07	—
USD	454	ZAR	3,318	09/28/07	6
EUR	215	USD	293	08/08/07	(1)
EUR	219	USD	300	08/27/07	—
EUR	215	USD	298	11/07/07	3
JPY	77,112	USD	640	08/08/07	(12)
JPY	23,800	USD	201	09/17/07	(1)
JPY	76,881	USD	637	10/25/07	(19)
PLN	3,025	USD	1,083	08/08/07	(8)
PLN	686	USD	253	11/07/07	5
SGD	123	USD	82	08/07/07	—
ZAR	982	USD	137	09/28/07	1
ZAR	2,155	USD	300	09/28/07	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(12)

See accompanying notes which are an integral part of the financial statements.

128	Diversified Bond Fund

Russell Investment Company

Diversified Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	1,600	5.000%	Three Month LIBOR	12/19/09	(1)
BNP Paribas	EUR	1,300	2.090%	Consumer Price Index (France)	10/15/10	16
Citibank	USD	200	5.000%	Three Month LIBOR	12/19/12	(2)
Deutsche Bank AG	USD	1,400	5.000%	Three Month LIBOR	12/19/37	(140)
Deutsche Bank AG	JPY	260,000	1.000%	Six Month LIBOR	09/18/08	—
Deutsche Bank AG	USD	11,200	5.000%	Three Month LIBOR	12/19/08	(5)
Deutsche Bank AG	GBP	200	6.000%	Six Month LIBOR	12/20/08	(1)
Deutsche Bank AG	GBP	500	6.000%	Six Month LIBOR	06/19/09	(2)
Deutsche Bank AG	EUR	400	5.000%	Six Month LIBOR	12/19/09	3
Deutsche Bank AG	USD	10,600	5.000%	Three Month LIBOR	12/19/09	(8)
Deutsche Bank AG	EUR	100	Six Month LIBOR	5.000%	12/19/17	(3)
Deutsche Bank AG	USD	900	Three Month LIBOR	5.000%	12/19/17	36
Goldman Sachs	EUR	500	4.000%	Six Month LIBOR	03/20/09	(4)
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	06/15/09	(4)
JP Morgan	EUR	100	1.948%	Consumer Price Index (France)	03/15/12	(1)
Merrill Lynch	GBP	200	4.000%	Six Month LIBOR	12/15/35	17
Royal Bank of Scotland	USD	5,600	5.000%	Three Month LIBOR	06/20/09	(12)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($265)						(111)

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

American International Group	JP Morgan	USD	2,200	0.050%		12/20/07	(2)
Anadarko Pertoleum	Goldman Sachs	USD	300	0.150%		03/20/08	—
Countrywide Home Loans	Lehman Brothers	USD	635	0.480%		06/20/12	(23)
Countrywide Home Loans	Lehman Brothers	USD	370	(0.710%	)	06/20/17	(18)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	200	0.350%		06/20/12	(3)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	4,000	0.750%		06/20/12	(162)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	200	(0.600%	)	06/20/17	(8)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	100	(0.600%	)	06/20/17	(4)
Dow Jones CDX High Volatility Index	Bank of America	USD	300	0.600%		06/20/17	(11)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	100	0.600%		06/20/17	(4)
Dow Jones CDX High Volatility Index	UBS Securities	USD	100	0.600%		06/20/17	(4)
International Paper Company	Lehman Brothers	USD	330	(0.340%	)	06/20/12	(3)
International Paper Company	Lehman Brothers	USD	145	(0.460%	)	09/20/12	—
Pitney Bowes	Lehman Brothers	USD	145	(0.220%	)	09/20/12	—
Qantas Airways, Ltd.	Lehman Brothers	USD	145	(0.630%	)	09/20/12	(1)
Russian Federation	Merill Lynch	USD	1,500	0.305%		12/20/08	(3)
Temple-Island Inc.	Lehman Brothers	USD	160	(0.740%	)	03/20/12	(6)
Verizon Communications	Lehman Brothers	USD	560	(0.180%	)	06/20/12	(5)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($73)							(257)

See accompanying notes which are an integral part of the financial statements.

Diversified Bond Fund	129

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — July 31, 2007 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

130	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Schedules of Investments, continued — July 31, 2007 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	131

Russell Investment Company

Russell Funds

Notes to Quarterly Report — July 31, 2007 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on seven of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Russell Investment Management Company (“RIMCo”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

132	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Quarterly Report	133

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Fund’s investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The International Securities and Global Equity Funds may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Global Equity, Multistrategy Bond and Diversified Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2007 are presented on the Schedule of Investments for the applicable Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Diversified Bond Fund and Multistrategy Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended July 31, 2007, there were no unfunded loan commitments in the Diversified Bond Fund. For the Multistrategy Bond Fund, unfunded loan commitments total $3,104,497.

134	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of July 31, 2007, the International Securities Fund and the Multistrategy Bond Fund had cash collateral balances of $11,236,565 and $3,547,627 respectively in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Diversified Bond, Multistrategy Bond, Global Equity and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter

Notes to Quarterly Report	135

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Short Sales

The Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short.) As of July 31, 2007, $499,544,207 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the International Securities Fund and Global Equity Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

136	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Mortgage-Related and Other Asset-Backed Securities

The Multistrategy Bond and Diversified Bond Funds may invest in mortgage or other asset-backed securities. Theses securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-Indexed Bonds

The Multistrategy Bond and Diversified Bond Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2007 for the following Funds were as follows:

	International Securities Fund		Multistrategy Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2006	416	$1,886,640	1,169	$1,995,299
Opened	2,476	11,373,161	20,450	9,033,580
Closed	(2,859)	(13,032,150)	(13,996)	(5,384,548)
Expired	—	—	(1,132)	(781,734)

Outstanding July 31, 2007	33	$227,651	6,491	$4,862,597

	Diversified Bond Fund
	Number of Contracts	Premiums Received

Outstanding October 31, 2006	717	$208,329
Opened	4,111	974,045
Closed	(4,070)	(890,784)
Expired	(428)	(162,244)

Outstanding July 31, 2007	330	$129,346

Notes to Quarterly Report	137

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of July 31, 2007, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Diversified Equity	$33,828,541	Pool of US Government Securities and corporate bonds
Special Growth	4,021,250	Pool of US Government Securities and corporate bonds
Quantitative Equity	35,042,070	Pool of US Government Securities and corporate bonds
International Securities	25,493	Pool of US Government Securities and corporate bonds
Global Equity	11,043,487	Pool of US Government Securities and corporate bonds
Multistrategy Bond	3,955,000	Pool of US Government Securities and corporate bonds

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company’s securities lending program, in the Investment Company’s Money Market Fund. As of July 31, 2007, $1,451,582,846 of the Money Market Fund’s net assets represents investments by the Funds presented herein and $1,276,253,156 of the Money Market Funds’ net assets represents the investments of other RIC Funds not presented herein.

138	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

5.	Federal Income Taxes

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Diversified Equity	Special Growth	Quantitative Equity

Cost of Investments	$4,234,952,490	$1,935,093,515	$4,795,554,342

Unrealized Appreciation	$609,512,258	$176,324,742	$523,930,081
Unrealized Depreciation	(90,150,586)	(65,935,410)	(137,241,683)

Net Unrealized Appreciation (Depreciation)	$519,361,672	$110,389,332	$386,688,398

	International Securities	Global Equity	Multistrategy Bond	Diversified Bond
Cost of Investments	$4,239,337,352	$1,129,149,066	$8,192,459,250	$450,321,235

Unrealized Appreciation	$714,877,597	$57,584,116	$113,001,112	$2,228,802
Unrealized Depreciation	(58,174,543)	(41,444,819)	(165,675,497)	4,864,210

Net Unrealized Appreciation (Depreciation)	$656,703,054	$16,139,297	$(52,674,385)	$(2,635,408)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares		Cost per Unit $	Cost (000) $	Market Value (000) $

Multistrategy Bond Fund - 0.2%
BNP Paribus	06/21/07		1,800,000	100.01	1,800	1,719
Bombardier, Inc.	11/10/06	EUR	375,000	128.47	482	511
Catlin Insurance Co., Ltd.	02/27/07		1,280,000	100.68	1,290	1,175
DG Funding Trust	11/04/03		361	10,584.58	3,821	3,798
SB Treasury Co. LLC	06/01/06		2,028,000	106.81	2,166	2,095

						9,298

Diversified Bond Fund - 2.2%
Aiful Corp.	08/03/05		100,000	99.75	100	98
Air 2 US	01/10/07		455,157	104.74	477	471
CVS Caremark Corp.	02/01/07		81,922	97.92	80	80
CVS Lease Pass Through	01/09/07		241,928	99.18	240	240
DG Funding Trust	11/04/03		240	10,594.65	2,543	2,525
Depfa ACS Bank	03/08/07		100,000	98.40	98	90
Gaz Capital for Gazprom	03/01/07		275,000	99.76	274	263
Gaz Capital for Gazprom	03/01/07		160,000	100.00	160	153
Glitnir Banki HF	06/12/06		250,000	99.91	250	259
HBOS Treasury Services PLC	02/06/07		130,000	99.93	130	130
Intergas Finance BV	05/03/07		150,000	99.11	149	142

Notes to Quarterly Report	139

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Kaupthing Bank Hf	09/28/07	110,000	99.53	109	110
Kaupthing Bank Hf	05/12/06	230,000	99.52	229	245
Resona Preferred Global Securities Cayman, Ltd.	07/20/05	125,000	100.10	125	126
SMFG Preferred Capital USD 1, Ltd.	12/13/06	150,000	100.00	150	144
Security National Mortgage Loan Trust	03/08/07	489,128	100.06	489	489
Shinsei Finance Cayman, Ltd.	03/10/06	150,000	99.11	149	144
Sierra Receivables Funding Co.	03/08/07	319,304	99.83	319	319
Sigma Finance, Inc.	07/26/06	970,000	100.00	970	970
Southern Natural Gas Co.	03/30/07	30,000	100.05	30	29
Time Warner Cable, Inc.	04/04/07	20,000	96.24	19	19
TNK-BP Finance SA	07/13/06	140,000	99.65	140	141

					7,187

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

7.	Subsequent Event

At a meeting held on May 22, 2007, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company, approved, subject to shareholder approval, an Agreement and Plan of Reorganization to reorganize the Diversified Bond Fund into the Fixed I Fund.

Effective close of business on July 9, 2007, the Diversified Bond Fund closed to new shareholders.

140	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information – July 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	141

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds.

Russell Investment

Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Company

Institutional Funds

Quarterly Report

July 31, 2007 (Unaudited)

Russell Investment Company - Institutional Funds.

Copyright © Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Equity I Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.4%
Auto and Transportation - 3.0%
American Axle & Manufacturing Holdings, Inc.	14,200	344
Autoliv, Inc.	8,800	492
BorgWarner, Inc.	7,000	605
Burlington Northern Santa Fe Corp.	85,819	7,049
CH Robinson Worldwide, Inc. (Ñ)	76,220	3,708
CSX Corp.	37,750	1,790
DaimlerChrysler AG	3,300	299
FedEx Corp.	68,787	7,617
Ford Motor Co. (Æ)(Ñ)	28,400	242
General Motors Corp. (Ñ)	18,500	599
Goodyear Tire & Rubber Co. (The) (Æ)	80,530	2,313
Magna International, Inc. Class A	2,800	246
Navistar International Corp. (Æ)	149,100	9,393
Norfolk Southern Corp.	122,550	6,591
Southwest Airlines Co.	3,050	48
Toyota Motor Corp. - ADR	29,293	3,534
UAL Corp. (Æ)(Ñ)	76,400	3,372
Union Pacific Corp.	38,942	4,640
Visteon Corp. (Æ)(Ñ)	167,500	1,075

		53,957

Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A	26,600	1,859
Accenture, Ltd. Class A	122,070	5,143
Amazon.Com, Inc. (Æ)	58,400	4,587
Avis Budget Group, Inc. (Æ)	20,200	519
Avon Products, Inc.	115,230	4,149
Black & Decker Corp.	4,800	416
Carnival Corp.	30,050	1,332
CBS Corp. Class B	43,200	1,370
Citadel Broadcasting Corp. (Ñ)	1,174	6
Coach, Inc. (Æ)	67,870	3,085
Corrections Corp. of America (Æ)	41,000	1,183
Costco Wholesale Corp. (Ñ)	103,300	6,177
eBay, Inc. (Æ)	150,400	4,873
Electronic Arts, Inc. (Æ)(Ñ)	70,100	3,410
Expedia, Inc. (Æ)	58,300	1,551
Family Dollar Stores, Inc. (Ñ)	8,400	249
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	50,500	2,086
GameStop Corp. Class A (Æ)	37,231	1,502
Gannett Co., Inc.	16,800	838
Gap, Inc. (The)	31,600	544
Google, Inc. Class A (Æ)(Ñ)	59,460	30,325
Guess?, Inc. (Ñ)	103,200	4,901
Hewitt Associates, Inc. Class A (Æ)(Ñ)	53,100	1,589

	Principal Amount ($) or Shares	Market Value $
Home Depot, Inc.	131,800	4,899
Idearc, Inc.	19,800	687
Intercontinental Hotels Group PLC - ADR	94,502	2,161
International Game Technology	59,320	2,095
Interpublic Group of Cos., Inc. (Æ)(Ñ)	40,900	429
JC Penney Co., Inc.	53,600	3,647
Jones Apparel Group, Inc.	15,700	392
Kohl’s Corp. (Æ)	45,900	2,791
Las Vegas Sands Corp. (Æ)(Ñ)	104,584	9,125
Liberty Media Holding Corp. Series A (Æ)	25,982	2,974
Lowe’s Cos., Inc.	139,775	3,915
Macy’s, Inc.	220,632	7,958
Mattel, Inc.	37,500	859
McDonald’s Corp.	423,840	20,289
McGraw-Hill Cos., Inc. (The)	72,500	4,386
MGM Mirage (Æ)(Ñ)	55,736	4,075
Nike, Inc. Class B (Ñ)	238,880	13,485
Nordstrom, Inc.	35,900	1,708
Office Depot, Inc. (Æ)	92,500	2,309
Polo Ralph Lauren Corp. Class A	53,100	4,745
RadioShack Corp. (Ñ)	26,800	673
Royal Caribbean Cruises, Ltd. (Ñ)	154,700	5,961
Saks, Inc. (Ñ)	116,600	2,158
Staples, Inc.	16,250	374
Starwood Hotels & Resorts Worldwide, Inc. (ö)	27,100	1,706
Target Corp.	86,250	5,224
Time Warner, Inc.	81,100	1,562
Tribune Co. (Ñ)	9,346	261
Under Armour, Inc. Class A (Æ)(Ñ)	31,100	1,910
VeriSign, Inc. (Æ)	63,500	1,885
VF Corp.	9,300	798
Viacom, Inc. Class A (Æ)	72,710	2,785
Wal-Mart Stores, Inc.	6,500	299
Walt Disney Co. (The)	117,700	3,884
Wendy’s International, Inc. (Ñ)	15,800	553
Wynn Resorts, Ltd. (Ñ)	57,350	5,538
XM Satellite Radio Holdings, Inc. Class A (Æ)(Ñ)	277,950	3,183
Yahoo!, Inc. (Æ)	83,500	1,941
Yum! Brands, Inc.	109,550	3,510

		218,828

Consumer Staples - 7.1%
Altria Group, Inc.	197,980	13,160
Coca-Cola Co. (The)	634,170	33,047

Equity I Fund	3

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Coca-Cola Enterprises, Inc.	21,100	478
Colgate-Palmolive Co.	96,000	6,336
ConAgra Foods, Inc.	11,300	286
Diageo PLC - ADR (Ñ)	33,960	2,774
General Mills, Inc.	67,700	3,765
Hansen Natural Corp. (Æ)(Ñ)	64,180	2,603
Heineken NV - ADR	73,888	2,339
Kellogg Co.	11,800	611
Kraft Foods, Inc. Class A	147,514	4,831
Kroger Co. (The)	35,400	919
Nestle SA - ADR	12,200	1,169
PepsiCo, Inc.	225,770	14,815
Procter & Gamble Co.	478,050	29,572
Safeway, Inc.	25,900	825
Sara Lee Corp.	40,100	636
Smithfield Foods, Inc. (Æ)	8,000	249
Tyson Foods, Inc. Class A (Ñ)	56,900	1,212
Unilever NV	88,700	2,684
UST, Inc. (Ñ)	11,200	600
WM Wrigley Jr Co. (Ñ)	42,100	2,428

		125,339

Financial Services - 18.0%
ACE, Ltd.	20,300	1,172
Allstate Corp. (The)	132,890	7,063
AMBAC Financial Group, Inc.	9,300	625
American Express Co.	109,900	6,434
American International Group, Inc.	252,300	16,193
Annaly Capital Management, Inc. (ö)	605,625	8,751
Astoria Financial Corp.	8,400	198
Bank of America Corp.	309,452	14,674
Bank of New York Mellon Corp. (The)	226,522	9,639
BB&T Corp.	12,800	479
Capital One Financial Corp. (Ñ)	99,800	7,062
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	15,505	541
Chubb Corp.	40,700	2,052
Citigroup, Inc.	635,200	29,581
CME Group, Inc. Class A	7,420	4,100
Comerica, Inc. (Ñ)	13,200	695
Countrywide Financial Corp.	313,000	8,817
Deutsche Bank AG (Ñ)	2,600	354
Fannie Mae	356,140	21,311
Fidelity National Financial, Inc. Class A	28,000	585
Fidelity National Information Services, Inc.	2,629	131
Fifth Third Bancorp (Ñ)	4,800	177

	Principal Amount ($) or Shares	Market Value $
First American Corp.	72,100	3,338
Franklin Resources, Inc.	20,980	2,672
Freddie Mac	102,600	5,876
Genworth Financial, Inc. Class A	363,170	11,084
Goldman Sachs Group, Inc. (The) (Ñ)	146,312	27,556
Hartford Financial Services Group, Inc.	45,330	4,165
IndyMac Bancorp, Inc. (Ñ)	4,650	102
IntercontinentalExchange, Inc. (Æ)	20,840	3,150
iShares Russell 1000 Value Index Fund (Ñ)	92,050	7,594
JPMorgan Chase & Co.	381,650	16,796
KeyCorp	26,500	919
Lehman Brothers Holdings, Inc. (Ñ)	89,939	5,576
Mastercard, Inc. Class A (Ñ)	50,796	8,168
MBIA, Inc. (Ñ)	49,700	2,788
Merrill Lynch & Co., Inc. (Ñ)	82,800	6,144
MetLife, Inc.	159,360	9,597
MGIC Investment Corp. (Ñ)	11,900	460
Moody’s Corp. (Ñ)	25,689	1,382
Morgan Stanley	241,950	15,453
National City Corp. (Ñ)	37,010	1,088
Nymex Holdings, Inc. (Ñ)	21,130	2,631
Old Republic International Corp.	28,600	525
PartnerRe, Ltd.	5,300	376
Paychex, Inc.	116,200	4,808
PMI Group, Inc. (The)	55,100	1,877
Radian Group, Inc. (Ñ)	48,750	1,643
RenaissanceRe Holdings, Ltd. (Ñ)	33,575	1,931
SunTrust Banks, Inc.	25,240	1,976
Torchmark Corp.	3,400	209
Travelers Cos., Inc. (The)	38,485	1,954
UBS AG	82,830	4,561
UnionBanCal Corp.	10,200	564
Unum Group (Ñ)	33,800	821
US Bancorp	7,974	239
Wachovia Corp.	102,700	4,848
Waddell & Reed Financial, Inc. Class A	16,000	403
Washington Mutual, Inc.	50,985	1,914
Wells Fargo & Co.	396,315	13,384
XL Capital, Ltd. Class A	4,750	370

		319,576

Health Care - 13.3%
Abbott Laboratories	260,150	13,187
Alcon, Inc.	15,800	2,157
Allergan, Inc.	149,880	8,712
AmerisourceBergen Corp. Class A	3,500	165

4	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Amylin Pharmaceuticals, Inc. (Æ)	46,377	2,157
Baxter International, Inc.	80,065	4,211
BioMarin Pharmaceuticals, Inc. (Æ)(Ñ)	175,400	3,168
Boston Scientific Corp. (Æ)	95,750	1,259
Bristol-Myers Squibb Co.	215,050	6,110
Celgene Corp. (Æ)(Ñ)	76,800	4,651
Cooper Cos., Inc. (The) (Ñ)	67,400	3,379
Covidien, Ltd. (Æ)	17,675	724
CVS Caremark Corp.	610,089	21,469
Eli Lilly & Co.	10,200	552
Genentech, Inc. (Æ)	109,290	8,129
Gilead Sciences, Inc. (Æ)	424,200	15,793
GlaxoSmithKline PLC - ADR (Ñ)	22,800	1,165
Health Management Associates, Inc. Class A (Ñ)	52,000	419
Hospira, Inc. (Æ)	84,350	3,262
Human Genome Sciences, Inc. (Æ)(Ñ)	238,800	1,853
Intuitive Surgical, Inc. (Æ)(Ñ)	32,206	6,847
Johnson & Johnson	174,160	10,537
Medco Health Solutions, Inc. (Æ)	36,900	2,999
Merck & Co., Inc.	650,410	32,293
Novartis AG - ADR	154,100	8,314
Omnicare, Inc. (Ñ)	105,700	3,505
Pfizer, Inc.	214,900	5,052
Schering-Plough Corp.	199,168	5,684
Shire Pharmaceuticals PLC - ADR (Ñ)	68,900	5,084
St. Jude Medical, Inc. (Æ)	82,940	3,578
Stryker Corp.	96,200	6,006
Teva Pharmaceutical Industries, Ltd. - ADR	40,100	1,685
Thermo Fisher Scientific, Inc. (Æ)	308,400	16,101
UnitedHealth Group, Inc.	226,715	10,980
Vertex Pharmaceuticals, Inc. (Æ)(Ñ)	140,700	4,545
WellPoint, Inc. (Æ)	40,050	3,008
Wyeth	146,260	7,096

		235,836

Integrated Oils - 4.6%
BP PLC - ADR	5,400	375
Chevron Corp.	121,451	10,355
ConocoPhillips	110,720	8,951
Exxon Mobil Corp.	262,720	22,365
Hess Corp.	321,790	19,694
Marathon Oil Corp.	38,532	2,127
Occidental Petroleum Corp.	227,000	12,875
Petroleo Brasileiro SA - ADR	14,469	939
Royal Dutch Shell PLC - ADR (Ñ)	2,700	209
Total SA - ADR	51,620	4,058

		81,948

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 5.3%
Agrium, Inc.	75,300	3,157
Air Products & Chemicals, Inc.	11,451	989
Allegheny Technologies, Inc. (Ñ)	33,923	3,560
Arcelor Mittal Class A	8,800	537
Ashland, Inc.	8,500	519
Cameco Corp. (Ñ)	116,650	4,757
Crown Holdings, Inc. (Æ)	15,900	390
Cytec Industries, Inc.	52,050	3,487
Dow Chemical Co. (The)	41,900	1,822
EI Du Pont de Nemours & Co. (Ñ)	208,500	9,743
Fluor Corp.	15,600	1,802
Freeport-McMoRan Copper & Gold, Inc. Class B	90,343	8,490
International Paper Co. (Ñ)	9,000	334
Lennar Corp. Class B (Ñ)	6,400	188
Louisiana-Pacific Corp.	24,400	452
Lubrizol Corp.	12,050	755
Masco Corp.	286,670	7,800
Monsanto Co.	199,795	12,877
Potash Corp. of Saskatchewan	47,100	3,803
PPG Industries, Inc.	60,530	4,617
Praxair, Inc.	114,820	8,797
Rio Tinto PLC - ADR (Ñ)	16,500	4,770
Rohm & Haas Co. (Ñ)	72,000	4,069
Sherwin-Williams Co. (The)	9,100	634
Smurfit-Stone Container Corp. (Æ)	39,000	460
St. Joe Co. (The) (Ñ)	27,838	1,129
Temple-Inland, Inc.	86,350	5,019

		94,957

Miscellaneous - 2.6%
3M Co.	25,900	2,303
Eaton Corp.	40,200	3,907
General Electric Co.	720,940	27,944
Johnson Controls, Inc.	21,000	2,376
SPX Corp.	8,950	840
Textron, Inc.	75,750	8,551

		45,921

Other Energy - 6.3%
Anadarko Petroleum Corp.	17,524	882
Apache Corp.	6,111	494
Arch Coal, Inc.	197,750	5,911
Baker Hughes, Inc.	146,822	11,606
Cameron International Corp. (Æ)	14,003	1,092
Consol Energy, Inc. (Ñ)	228,300	9,509
Devon Energy Corp.	239,011	17,833

Equity I Fund	5

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Diamond Offshore Drilling, Inc. (Ñ)	18,840	1,944
Grant Prideco, Inc. (Æ)	35,000	1,963
Halliburton Co.	161,000	5,799
Massey Energy Co. (Ñ)	113,450	2,422
National-Oilwell Varco, Inc. (Æ)	34,200	4,108
Noble Energy, Inc.	24,100	1,473
Peabody Energy Corp.	450	19
Reliant Energy, Inc. (Æ)	291,150	7,477
Schlumberger, Ltd.	296,323	28,068
Transocean, Inc. (Æ)	10,941	1,176
Ultra Petroleum Corp. (Æ)(Ñ)	14,800	818
Valero Energy Corp.	1,083	73
XTO Energy, Inc.	177,870	9,699

		112,366

Producer Durables - 5.5%
AGCO Corp. (Æ)	101,500	3,901
Applied Materials, Inc.	208,300	4,591
Boeing Co.	105,002	10,860
Bombardier, Inc. (Æ)	526,800	3,185
Caterpillar, Inc.	4,800	378
Centex Corp. (Ñ)	100,050	3,733
Crown Castle International Corp. (Æ)(Ñ)	87,250	3,163
Cummins, Inc.	15,773	1,872
Deere & Co.	99,070	11,930
Emerson Electric Co.	195,800	9,216
Goodrich Corp.	33,950	2,136
Ingersoll-Rand Co., Ltd. Class A	8,800	443
KB Home (Ñ)	17,600	560
Kla-Tencor Corp. (Ñ)	68,710	3,902
Lexmark International, Inc. Class A (Æ)(Ñ)	8,000	316
Lockheed Martin Corp.	164,823	16,232
Northrop Grumman Corp.	125,770	9,571
Pitney Bowes, Inc.	13,900	641
Pulte Homes, Inc.	133,900	2,590
Roper Industries, Inc.	43,400	2,603
United Technologies Corp.	90,660	6,615

		98,438

Technology - 13.9%
Akamai Technologies, Inc. (Æ)(Ñ)	12,920	439
Apple, Inc. (Æ)	223,647	29,468
Applera Corp. - Applied Biosystems Group	73,900	2,307
Arrow Electronics, Inc. (Æ)	16,500	631
AU Optronics Corp. - ADR	417,846	7,070

	Principal Amount ($) or Shares	Market Value $
Avnet, Inc. (Æ)	20,400	773
BearingPoint, Inc. (Æ)	269,100	1,755
Broadcom Corp. Class A (Æ)	106,510	3,495
Celestica, Inc. (Æ)(Ñ)	175,350	1,036
Cisco Systems, Inc. (Æ)	1,287,219	37,213
Cognizant Technology Solutions Corp. Class A (Æ)	35,000	2,834
Corning, Inc.	114,000	2,718
Dell, Inc. (Æ)	323,520	9,049
EMC Corp. (Æ)	77,700	1,438
F5 Networks, Inc. (Æ)(Ñ)	23,470	2,035
Flextronics International, Ltd. (Æ)	20,450	228
Garmin, Ltd.	13,200	1,107
General Dynamics Corp.	73,818	5,799
Hewlett-Packard Co.	590,076	27,161
Intel Corp.	952,476	22,497
International Business Machines Corp. (Ñ)	48,800	5,400
International Rectifier Corp. (Æ)(Ñ)	60,600	2,225
Juniper Networks, Inc. (Æ)	108,750	3,258
Maxim Integrated Products, Inc.	107,800	3,417
MEMC Electronic Materials, Inc. (Æ)	38,400	2,355
Microsoft Corp.	384,000	11,132
Motorola, Inc.	386,100	6,560
Nvidia Corp. (Æ)	83,400	3,816
Oracle Corp. (Æ)	236,440	4,521
Qualcomm, Inc.	409,900	17,072
Research In Motion, Ltd. (Æ)	43,580	9,326
Riverbed Technology, Inc. (Æ)	21,500	949
Salesforce.com, Inc. (Æ)(Ñ)	58,150	2,260
SanDisk Corp. (Æ)(Ñ)	60,400	3,239
Sanmina-SCI Corp. (Æ)	132,400	364
Seagate Technology, Inc. (Æ)	9,400	—
Solectron Corp. (Æ)(Ñ)	97,600	367
Sunpower Corp. Class A (Æ)(Ñ)	25,430	1,794
Texas Instruments, Inc.	294,970	10,380

		247,488

Utilities - 4.5%
Allegheny Energy, Inc. (Æ)	7,900	413
Ameren Corp.	18,500	888
America Movil SAB de CV Series L	53,814	3,222
American Electric Power Co., Inc.	26,200	1,139
AT&T, Inc.	548,101	21,464
China Mobile, Ltd. - ADR (Ñ)	63,578	3,649
Comcast Corp. Class A (Æ)	264,653	6,952
Constellation Energy Group, Inc.	11,800	989
Dominion Resources, Inc.	80,800	6,805

6	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Embarq Corp.	73,598	4,548
Entergy Corp.	3,600	360
FPL Group, Inc.	34,920	2,016
NII Holdings, Inc. (Æ)	80,450	6,759
Progress Energy, Inc. - CVO	3,200	1
Public Service Enterprise Group, Inc.	55,700	4,799
Sprint Nextel Corp.	191,500	3,931
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	73,250	1,432
Verizon Communications, Inc.	139,679	5,953
Vodafone Group PLC - ADR	120,500	3,657
Wisconsin Energy Corp.	15,100	648

		79,625

Total Common Stocks
(cost $1,476,263)		1,714,279

Short-Term Investments - 3.3%
Russell Investment Company Money Market Fund	52,094,285	52,094
United States Treasury Bills (ç)(ž)(§)
4.649% due 09/27/07	6,000	5,957

Total Short-Term Investments
(cost $58,051)		58,051

Other Securities - 13.3%
Russell Investment Company Money Market Fund (×)	40,295,849	40,296
State Street Securities Lending Quality Trust (×)	195,638,591	195,639

Total Other Securities
(cost $235,935)		235,935

Total Investments - 113.0%
(identified cost $1,770,249)		2,008,265

Other Assets and Liabilities, Net - (13.0%)		(231,138)

Net Assets - 100.0%		1,777,127

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 1000 Index expiration date 09/07 (24)	9,552	(553)
S&P 500 E-Mini Index (CME) expiration date 09/07 (164)	11,988	(535)
S&P 500 Index (CME) expiration date 09/07 (32)	11,695	(603)
S&P Midcap 400 E-Mini Index (CME) expiration date 09/07 (302)	26,014	(1,396)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(3,087)

See accompanying notes which are an integral part of the financial statements.

Equity I Fund	7

Russell Investment Company

Equity II Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.2%
Auto and Transportation - 3.3%
AAR Corp. (Æ)	16,200	483
Accuride Corp. (Æ)	9,491	134
Aftermarket Technology Corp. (Æ)	14,611	444
Alaska Air Group, Inc. (Æ)	15,200	355
American Railcar Industries, Inc.	8,200	285
Arctic Cat, Inc.	9,100	165
ArvinMeritor, Inc.	24,162	479
Atlas Air Worldwide Holdings, Inc. (Æ)	1,100	60
Autoliv, Inc.	1,200	67
Bristow Group, Inc. (Æ)(Ñ)	15,375	729
Con-way, Inc.	18,600	919
Continental Airlines, Inc. Class A (Æ)	4,454	140
Dana Corp. (Æ)(Ñ)	98,600	66
Danaos Corp. (Ñ)	7,700	302
DryShips, Inc. (Ñ)	20,528	1,177
ExpressJet Holdings, Inc. Class A (Æ)	67,737	354
FreightCar America, Inc.	1,932	91
Frozen Food Express Industries (Ñ)	59,058	484
Grupo Aeroportuario del Sureste SAB de CV - ADR	20,600	1,083
Hayes Lemmerz International, Inc. (Æ)	49,541	238
Horizon Lines, Inc. Class A	20,734	598
HUB Group, Inc. Class A (Æ)	15,440	525
Kansas City Southern (Æ)(Ñ)	12,000	414
Kirby Corp. (Æ)	31,564	1,279
Modine Manufacturing Co. (Ñ)	11,500	294
Monaco Coach Corp.	8,876	124
Navistar International Corp. (Æ)	9,400	592
Pinnacle Airlines Corp. (Æ)	818	13
Polaris Industries, Inc.	9,616	475
Saia, Inc. (Æ)	10,738	217
Skywest, Inc.	19,756	441
Standard Motor Products, Inc.	9,972	124
StealthGas, Inc.	51,084	880
Stoneridge, Inc. (Æ)	5,000	64
Teekay Corp. (Ñ)	7,900	443
Tidewater, Inc. (Ñ)	8,600	588
TRW Automotive Holdings Corp. (Æ)	30,600	1,006
US Airways Group, Inc. (Æ)(Ñ)	40,900	1,268
UTI Worldwide, Inc.	36,901	927
Vitran Corp., Inc. Class A (Æ)	27,100	545
Wabtec Corp.	4,441	181
YRC Worldwide, Inc. (Æ)(Ñ)	19,700	633

		19,686

	Principal Amount ($) or Shares	Market Value $
Consumer Discretionary - 18.1%
ABM Industries, Inc.	38,131	959
Activision, Inc. (Æ)	152,214	2,604
Advance Auto Parts, Inc.	10,000	348
Advisory Board Co. (The) (Æ)	24,515	1,262
Aeropostale, Inc. (Æ)	9,374	357
AFC Enterprises (Æ)(Ñ)	12,600	197
Alberto-Culver Co. Class B	37,100	873
American Greetings Corp. Class A	18,463	457
American Woodmark Corp.	11,502	346
aQuantive, Inc. (Æ)	10,193	674
Asbury Automotive Group, Inc.	14,864	329
AutoNation, Inc. (Æ)(Ñ)	29,900	582
Baidu.com - ADR (Æ)	3,000	606
Bally Technologies, Inc. (Æ)	35,665	877
Bare Escentuals, Inc. (Æ)	53,573	1,511
Barnes & Noble, Inc.	27,300	916
Big Lots, Inc. (Æ)	38,336	991
BJ’s Wholesale Club, Inc. (Æ)	24,000	815
Blockbuster, Inc. Class A (Æ)	80,333	345
Blyth, Inc.	25,790	576
Bob Evans Farms, Inc.	13,616	442
Books-A-Million, Inc. Class A	4,293	68
Bowne & Co., Inc.	19,679	341
Bright Horizons Family Solutions, Inc. (Æ)(Ñ)	15,200	590
Brightpoint, Inc. (Æ)(Ñ)	4,400	58
Brown Shoe Co., Inc.	20,922	438
Buckle, Inc. (The)	7,850	274
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	25,400	508
CBRL Group, Inc.	11,184	430
CCA Industries, Inc. (Æ)(Ñ)	35,738	355
CDI Corp. (Ñ)	7,600	215
CEC Entertainment, Inc. (Æ)	10,100	298
Charlotte Russe Holding, Inc. (Æ)	997	18
Chemed Corp. (Ñ)	20,320	1,286
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	17,100	1,511
CMGI, Inc. (Æ)(Ñ)	655,349	1,035
Columbia Sportswear Co. (Ñ)	3,200	201
Convergys Corp. (Æ)	78,500	1,495
Core-Mark Holding Co., Inc. (Æ)(Ñ)	2,300	72
Corinthian Colleges, Inc. (Æ)(Ñ)	31,400	423
CROCS, Inc. (Æ)(Ñ)	66,800	3,963
CSS Industries, Inc. (Ñ)	2,800	101
Denny’s Corp. (Æ)	55,823	223
DeVry, Inc. (Ñ)	37,400	1,212

8	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dick’s Sporting Goods, Inc. (Æ)(Ñ)	6,600	371
Dolby Laboratories, Inc. Class A (Æ)	71,200	2,368
Dollar Tree Stores, Inc. (Æ)	18,600	712
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	26,100	809
Dress Barn, Inc. (Æ)	13,741	250
DynCorp International, Inc. Class A (Æ)	16,985	362
Earthlink, Inc. (Æ)(Ñ)	38,900	270
Elizabeth Arden, Inc. (Æ)(Ñ)	21,784	469
Ethan Allen Interiors, Inc. (Ñ)	20,789	710
Ezcorp, Inc. Class A (Æ)	12,406	149
Finish Line Class A	19,800	134
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	7,200	297
Foot Locker, Inc. (Ñ)	27,563	512
FTD Group, Inc.	12,300	203
FTI Consulting, Inc. (Æ)(Ñ)	30,600	1,256
GameStop Corp. Class A (Æ)	31,881	1,286
Greenfield Online, Inc. (Æ)	5,696	93
Guess?, Inc. (Ñ)	18,300	869
Gymboree Corp. (Æ)	12,516	539
Hasbro, Inc. (Ñ)	48,700	1,365
Helen of Troy, Ltd. (Æ)(Ñ)	33,300	740
Home Inns & Hotels Management, Inc. - ADR (Æ)(Ñ)	25,400	772
Home Solutions of America, Inc. (Æ)(Ñ)	108,000	511
Hooker Furniture Corp. (Ñ)	7,379	149
Hudson Highland Group, Inc. (Æ)	6,187	102
ICF International, Inc. (Æ)	13,800	285
Iconix Brand Group, Inc. (Æ)(Ñ)	100,269	1,983
Idearc, Inc. (Ñ)	15,900	552
IKON Office Solutions, Inc.	8,100	112
Infospace, Inc. (Ñ)	14,700	306
Inter Parfums, Inc. (Ñ)	18,400	403
International Speedway Corp. Class A (Ñ)	5,200	249
ITT Educational Services, Inc. (Æ)(Ñ)	3,000	317
J Crew Group, Inc. (Æ)(Ñ)	34,600	1,740
Jack in the Box, Inc. (Æ)	13,100	838
Jakks Pacific, Inc. (Æ)	12,248	290
Jamba, Inc. (Æ)(Ñ)	50,200	402
Jarden Corp. (Æ)(Ñ)	26,800	968
Jo-Ann Stores, Inc. (Æ)	14,663	349
Jones Apparel Group, Inc.	56,016	1,398
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	25,503	880
Journal Communications, Inc. Class A	15,849	168
K2, Inc. (Æ)	3,622	53

	Principal Amount ($) or Shares	Market Value $
Kelly Services, Inc. Class A (Ñ)	10,600	263
Kenexa Corp. (Æ)(Ñ)	26,600	952
Kenneth Cole Productions, Inc. Class A (Ñ)	7,000	148
Knology, Inc. (Æ)	4,414	69
Korn/Ferry International (Æ)(Ñ)	8,400	199
Labor Ready, Inc. (Æ)	6,692	158
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	33,500	303
Lee Enterprises, Inc. (Ñ)	36,675	646
LIFE TIME FITNESS, Inc. (Æ)(Ñ)	30,100	1,548
Lin TV Corp. Class A (Æ)	11,128	169
Lithia Motors, Inc. Class A (Ñ)	9,100	187
LKQ Corp. (Æ)	54,278	1,543
Lodgenet Entertainment Corp. (Æ)	4,166	131
LoJack Corp. (Æ)	6,930	148
LoopNet, Inc. (Æ)(Ñ)	47,900	991
Luby’s, Inc. (Æ)	3,900	39
Macy’s, Inc.	19,513	704
Maidenform Brands, Inc. (Æ)	7,300	131
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)(Ñ)	22,300	544
Men’s Wearhouse, Inc. (The) (Ñ)	8,200	405
Meredith Corp. (Ñ)	18,400	1,039
MIVA, Inc. (Æ)	11,538	74
Movado Group, Inc.	6,550	185
Movie Gallery, Inc. (Æ)	39,796	22
MPS Group, Inc. (Æ)	25,083	334
MSC Industrial Direct Co., Inc. Class A	31,006	1,559
New Oriental Education & Technology Group - ADR (Æ)	7,800	404
Nu Skin Enterprises, Inc. Class A (Ñ)	17,000	264
O’Charleys, Inc. (Ñ)	32,992	585
O’Reilly Automotive, Inc. (Æ)	44,865	1,494
On Assignment, Inc. (Æ)	40,700	408
Orient-Express Hotels, Ltd. Class A (Ñ)	21,396	994
Oxford Industries, Inc.	7,100	287
Papa John’s International, Inc. (Æ)(Ñ)	7,000	192
PC Connection, Inc. (Æ)	5,080	68
Perry Ellis International, Inc. (Æ)	26,102	783
Phillips-Van Heusen Corp.	19,800	1,031
Pier 1 Imports, Inc. (Æ)(Ñ)	41,000	267
PRG-Schultz International, Inc. (Æ)	12,757	227
Priceline.com, Inc. (Æ)(Ñ)	33,400	2,131
Quiksilver, Inc. (Æ)(Ñ)	50,800	652
Rent-A-Center, Inc. Class A (Æ)(Ñ)	4,800	93

Equity II Fund	9

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Republic Services, Inc. Class A	63,215	2,020
Resources Connection, Inc. (Æ)	41,527	1,348
Robert Half International, Inc.	42,134	1,432
Scholastic Corp. (Æ)(Ñ)	24,600	792
Scientific Games Corp. (Æ)(Ñ)	29,200	1,002
Service Corp. International	60,500	733
Shanda Interactive Entertainment, Ltd. - ADR (Æ)	50,400	1,450
Sinclair Broadcast Group, Inc. Class A	27,743	362
Sonic Automotive, Inc. Class A (Ñ)	18,300	501
Sonic Corp. (Æ)	28,603	591
Spherion Corp. (Æ)	33,800	298
Stage Stores, Inc. (Ñ)	30,059	536
Stanley Furniture Co., Inc.	3,683	62
Stein Mart, Inc. (Ñ)	14,600	157
Stewart Enterprises, Inc. Class A	69,600	488
Strayer Education, Inc. (Ñ)	5,000	758
Sturm Ruger & Co., Inc. (Æ)	34,740	678
Take-Two Interactive Software, Inc. (Æ)(Ñ)	26,900	474
TeleTech Holdings, Inc. (Æ)	14,800	434
Timberland Co. Class A (Æ)(Ñ)	17,000	404
Toro Co.	5,000	281
Tractor Supply Co. (Æ)	22,708	1,079
Tupperware Corp.	45,857	1,193
United Natural Foods, Inc. (Æ)	45,685	1,244
United Online, Inc. (Ñ)	40,600	573
United Stationers, Inc. (Æ)	9,200	586
Urban Outfitters, Inc. (Æ)(Ñ)	31,900	640
Valueclick, Inc. (Æ)	13,880	297
VeriSign, Inc. (Æ)	61,653	1,831
Viad Corp.	12,800	460
Warnaco Group, Inc. (The) (Æ)	14,400	520
Warner Music Group Corp. (Ñ)	43,300	537
Washington Post Co. (The) Class B (Ñ)	1,050	830
West Marine, Inc. (Æ)	15,172	238
WMS Industries, Inc. (Æ)(Ñ)	26,250	685
Zumiez, Inc. (Æ)(Ñ)	18,300	677

		106,335

Consumer Staples - 2.4%
Alliance One International, Inc. (Æ)	135,124	1,169
Boston Beer Co., Inc. Class A (Æ)(Ñ)	4,600	188
Coca-Cola Bottling Co. Consolidated	8,320	434
Del Monte Foods Co.	18,900	219
Fresh Del Monte Produce, Inc. (Æ)	21,800	559
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	28,500	845
Hansen Natural Corp. (Æ)	45,486	1,844

	Principal Amount ($) or Shares	Market Value $
Imperial Sugar Co. (Ñ)	2,500	67
JM Smucker Co. (The)	8,100	452
Loews Corp. - Carolina Group	17,200	1,304
Longs Drug Stores Corp.	3,000	145
McCormick & Co., Inc. (Ñ)	26,300	898
Molson Coors Brewing Co. Class B	19,800	1,761
Nash Finch Co.	10,906	439
NBTY, Inc. (Æ)	10,960	477
PepsiAmericas, Inc. (Ñ)	16,300	451
Reddy Ice Holdings, Inc.	10,419	310
Ruddick Corp. (Ñ)	4,800	133
Schweitzer-Mauduit International, Inc.	5,715	131
Smithfield Foods, Inc. (Æ)(Ñ)	42,200	1,311
Spartan Stores, Inc. (Ñ)	22,100	647
Universal Corp.	9,314	514

		14,298

Financial Services - 14.4%
Advance America Cash Advance Centers, Inc.	28,007	411
Advanta Corp. Class B	19,697	505
Advent Software, Inc. (Æ)	52,400	1,993
Affiliated Managers Group, Inc. (Æ)	25,882	2,925
Alesco Financial, Inc. (ö)	27,800	130
AMB Property Corp. (ö)	17,900	954
American Financial Group, Inc.	16,800	472
Amerisafe, Inc. (Æ)	14,319	240
Annaly Capital Management, Inc. (ö)	9,400	136
Anthracite Capital, Inc. (ö)	5,807	55
Apartment Investment & Management Co. Class A (ö)	26,100	1,103
Apollo Investment Corp.	39,900	842
Arch Capital Group, Ltd. (Æ)	7,100	495
Ares Capital Corp. (Ñ)	41,000	639
Argonaut Group, Inc.	3,975	109
Ashford Hospitality Trust, Inc. (ö)	130,620	1,335
Aspen Insurance Holdings, Ltd.	29,401	719
Assurant, Inc.	28,310	1,436
Axis Capital Holdings, Ltd.	47,172	1,738
Bancfirst Corp.	2,500	101
Bancorpsouth, Inc.	7,400	173
Bank of Hawaii Corp.	11,400	547
Bankrate, Inc. (Æ)(Ñ)	7,500	336
BankUnited Financial Corp. Class A	24,522	413
Banner Corp. (Ñ)	3,983	122
Bear Stearns Cos., Inc. (The)	5,250	636
BOK Financial Corp. (Ñ)	4,720	236
Broadridge Financial Solutions, Inc.	26,200	461
Camden Property Trust (ö)	12,300	676

10	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cash America International, Inc.	13,594	498
CBL & Associates Properties, Inc. (ö)	30,300	966
Central Pacific Financial Corp.	7,162	202
CIT Group, Inc. (Ñ)	10,200	420
City Bank (Ñ)	5,829	142
City Holding Co.	2,201	72
CNA Surety Corp. (Æ)	34,270	579
Colonial BancGroup, Inc. (The)	31,525	688
Commerce Bancshares, Inc. (Ñ)	6,720	299
Community Bancorp (Æ)(Ñ)	11,784	276
Corus Bankshares, Inc. (Ñ)	40,477	658
Crystal River Capital, Inc. (ö)	1,618	28
Cybersource Corp. (Æ)(Ñ)	47,600	548
Deerfield Triarc Capital Corp. (ö)	40,500	444
Deluxe Corp. (Ñ)	37,621	1,421
DiamondRock Hospitality Co. (ö)	5,530	93
Downey Financial Corp.	7,902	420
East West Bancorp, Inc. (Ñ)	26,300	964
EastGroup Properties, Inc. (ö)(Ñ)	5,300	219
Education Realty Trust, Inc. (ö)(Ñ)	7,900	104
EMC Insurance Group, Inc. (Ñ)	1,600	39
Entertainment Properties Trust (ö)	5,449	243
Euronet Worldwide, Inc. (Æ)	44,501	1,131
Extra Space Storage, Inc. (ö)(Ñ)	15,800	222
Factset Research Systems, Inc.	8,900	587
FBL Financial Group, Inc. Class A	1,800	63
FCStone Group, Inc. (Æ)(Ñ)	6,700	322
Federal Realty Investors Trust (ö)	3,100	233
Feldman Mall Properties, Inc. (ö)	58,500	597
Fidelity National Financial, Inc. Class A (Ñ)	60,600	1,266
First American Corp. (Ñ)	44,100	2,041
First Cash Financial Services, Inc. (Æ)(Ñ)	44,100	961
First Financial Bancorp (Ñ)	4,200	51
First Industrial Realty Trust, Inc. (ö)(Ñ)	14,500	561
First Mutual Bancshares, Inc.	31,310	814
First Place Financial Corp.	2,280	36
First Regional Bancorp (Æ)(Ñ)	24,413	525
FirstFed Financial Corp. (Æ)(Ñ)	8,198	371
Fulton Financial Corp. (Ñ)	22,284	295
GFI Group, Inc. (Æ)(Ñ)	31,800	2,370
Global Payments, Inc.	39,072	1,461
Gramercy Capital Corp. (ö)(Ñ)	5,049	122
Hanmi Financial Corp. (Ñ)	40,750	591
Harleysville Group, Inc.	3,800	106
HCC Insurance Holdings, Inc.	32,300	946

	Principal Amount ($) or Shares	Market Value $
Heartland Payment Systems, Inc. (Ñ)	25,400	788
Hersha Hospitality Trust (ö)(Ñ)	9,600	101
Hospitality Properties Trust (ö)(Ñ)	47,100	1,807
HRPT Properties Trust (ö)(Ñ)	85,300	798
Huron Consulting Group, Inc. (Æ)(Ñ)	25,500	1,732
IBERIABANK Corp.	1,123	47
Integra Bank Corp. (Ñ)	2,900	52
Intervest Bancshares Corp. Class A (Ñ)	7,234	179
Investors Real Estate Trust (ö)	7,900	76
IPC Holdings, Ltd. (Ñ)	37,891	940
iStar Financial, Inc. (ö)(Ñ)	23,200	843
ITLA Capital Corp.	2,666	113
Jefferies Group, Inc.	46,888	1,232
Jones Lang LaSalle, Inc.	2,589	284
KKR Financial Holdings LLC	26,700	554
Knight Capital Group, Inc. Class A (Æ)(Ñ)	42,127	596
Kohlberg Capital Corp. (Ñ)	41,711	652
Liberty Property Trust (ö)	28,100	1,054
LTC Properties, Inc. (ö)	2,460	49
Marlin Business Services Corp. (Æ)(Ñ)	28,475	555
MCG Capital Corp.	25,200	365
Meadowbrook Insurance Group, Inc. (Æ)	1,100	10
National Retail Properties, Inc. (ö)(Ñ)	71,323	1,545
Nationwide Financial Services, Inc. (Ñ)	7,800	444
Nationwide Health Properties, Inc. (ö)	694	17
Newcastle Investment Corp. (ö)	19,800	357
NorthStar Realty Finance Corp. (ö)(Ñ)	70,200	708
Nymex Holdings, Inc.	7,381	919
Ocwen Financial Corp. (Æ)	22,553	244
Odyssey Re Holdings Corp. (Ñ)	16,600	584
Oriental Financial Group	7,400	66
Pacific Capital Bancorp NA	3,764	79
Pennsylvania Real Estate Investment Trust (ö)	15,200	592
People’s United Financial, Inc. (Ñ)	45,300	730
PMI Group, Inc. (The) (Ñ)	4,929	168
Portfolio Recovery Associates, Inc.	2,257	118
Potlatch Corp. (ö)(Ñ)	11,263	492
Preferred Bank (Ñ)	6,150	236
Protective Life Corp.	23,900	1,028
Radian Group, Inc. (Ñ)	6,800	229
RAIT Financial Trust (ö)(Ñ)	35,000	363
Ramco-Gershenson Properties Trust (ö)	1,315	42
Raymond James Financial, Inc.	59,150	1,814
Realty Income Corp. (ö)	12,162	285
Reinsurance Group of America, Inc. (Ñ)	25,100	1,338

Equity II Fund	11

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

RenaissanceRe Holdings, Ltd. (Ñ)	15,000	863
Ryder System, Inc. (Ñ)	36,900	2,006
S1 Corp. (Æ)	56,900	414
Safety Insurance Group, Inc.	17,805	593
SeaBright Insurance Holdings, Inc. (Æ)	9,519	173
Security Bank Corp. (Ñ)	3,500	49
SEI Investments Co.	25,200	687
Senior Housing Properties Trust (ö)(Ñ)	27,831	481
Southwest Bancorp, Inc.	24,061	475
Sovran Self Storage, Inc. (ö)	12,500	539
StanCorp Financial Group, Inc.	18,000	845
Sterling Bancshares, Inc. (Ñ)	26,250	273
Sterling Financial Corp.	16,248	369
Sunstone Hotel Investors, Inc. (ö)	21,398	531
Susquehanna Bancshares, Inc. (Ñ)	15,785	273
SWS Group, Inc. (Ñ)	33,725	595
Taylor Capital Group, Inc. (Ñ)	6,133	166
Thornburg Mortgage, Inc. (ö)(Ñ)	22,500	572
TierOne Corp.	2,891	67
Transatlantic Holdings, Inc.	3,000	219
Triad Guaranty, Inc. (Æ)	11,599	320
U-Store-It Trust (ö)	36,000	515
United America Indemnity, Ltd. Class A (Æ)	5,100	110
United Fire & Casualty Co. (Ñ)	5,800	200
United Rentals, Inc. (Æ)	2,400	77
W Holding Co., Inc. (Ñ)	32,600	72
Webster Financial Corp.	6,900	300
West Coast Bancorp (Ñ)	1,000	26
Whitney Holding Corp. (Ñ)	14,950	374
Wilmington Trust Corp. (Ñ)	9,900	386
Wilshire Bancorp, Inc. (Ñ)	4,200	43
Zenith National Insurance Corp. (Ñ)	27,204	1,098
Zions Bancorporation (Ñ)	9,000	671

		84,540

Health Care - 10.1%
Accelrys, Inc. (Æ)	53,600	357
Adams Respiratory Therapeutics, Inc. (Æ)	27,025	1,000
Advanced Medical Optics, Inc. (Æ)(Ñ)	5,600	169
Albany Molecular Research, Inc. (Æ)	24,602	362
Allscripts Healthcare Solutions, Inc. (Æ)	49,080	1,117
Amedisys, Inc. (Æ)	4,597	174
American Dental Partners, Inc. (Æ)	6,000	154
American Medical Systems Holdings, Inc. (Æ)	91,766	1,677

	Principal Amount ($) or Shares	Market Value $
American Oriental Bioengineering, Inc. (Æ)	9,000	65
AMERIGROUP Corp. (Æ)(Ñ)	51,100	1,414
Amsurg Corp. Class A (Æ)	13,767	346
Analogic Corp.	2,800	186
Applera Corp. - Celera Group (Æ)	75,600	909
Apria Healthcare Group, Inc. (Æ)	18,409	483
Arthrocare Corp. (Æ)	33,109	1,676
Beckman Coulter, Inc.	8,800	623
Bio-Rad Laboratories, Inc. Class A (Æ)	7,100	526
Bradley Pharmaceuticals, Inc. (Æ)	5,960	96
Centene Corp. (Æ)	30,900	668
Cerner Corp. (Æ)(Ñ)	31,800	1,681
Charles River Laboratories International, Inc. (Æ)(Ñ)	19,000	972
Community Health Systems, Inc. (Æ)	5,200	202
Conmed Corp. (Æ)	16,658	465
Cooper Cos., Inc. (The) (Ñ)	45,793	2,296
Covance, Inc. (Æ)(Ñ)	14,200	1,002
Cypress Bioscience, Inc. (Æ)	13,900	160
Discovery Laboratories, Inc. (Æ)(Ñ)	29,500	63
Emergency Medical Services Corp. Class A (Æ)	19,756	771
Gen-Probe, Inc. (Æ)	14,400	907
Greatbatch, Inc. (Æ)	14,318	444
Haemonetics Corp. (Æ)	19,700	974
Healthcare Services Group (Ñ)	26,000	721
HealthExtras, Inc. (Æ)(Ñ)	46,500	1,248
Healthspring, Inc. (Æ)	49,088	839
Healthways, Inc. (Æ)(Ñ)	56,312	2,461
Hologic, Inc. (Æ)	29,498	1,528
Illumina, Inc. (Æ)(Ñ)	53,774	2,450
Immucor, Inc. (Æ)	4,900	153
Immunomedics, Inc. (Æ)	43,017	124
IMS Health, Inc.	38,385	1,080
Intuitive Surgical, Inc. (Æ)(Ñ)	3,900	829
Invacare Corp. (Ñ)	14,400	296
Inverness Medical Innovations, Inc. (Æ)(Ñ)	20,500	992
Kindred Healthcare, Inc. (Æ)(Ñ)	6,900	185
King Pharmaceuticals, Inc. (Æ)(Ñ)	64,000	1,089
KV Pharmaceutical Co. (Æ)	22,100	604
Kyphon, Inc. (Æ)(Ñ)	32,231	2,115
LCA-Vision, Inc.	2,986	106
Matria Healthcare, Inc. (Æ)	10,177	263
Medcath Corp. (Æ)(Ñ)	23,933	725
Medicis Pharmaceutical Corp. Class A	30,401	867
Medtox Scientific, Inc. (Æ)	7,171	141

12	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Meridian Bioscience, Inc. (Ñ)	45,100	1,007
Molina Healthcare, Inc. (Æ)(Ñ)	10,600	333
Myriad Genetics, Inc. (Æ)(Ñ)	18,400	688
Neurocrine Biosciences, Inc. (Æ)(Ñ)	15,300	156
NuVasive, Inc. (Æ)(Ñ)	37,800	1,084
Pharmaceutical Product Development, Inc.	21,730	728
Pharmacopeia, Inc. (Æ)(Ñ)	33,000	183
PharmaNet Development Group, Inc. (Æ)	13,224	370
Phase Forward, Inc. (Æ)	46,600	801
PolyMedica Corp. (Ñ)	11,400	460
PSS World Medical, Inc. (Æ)	19,202	331
Psychiatric Solutions, Inc. (Æ)	22,328	761
Quality Systems, Inc.	24,221	938
ResMed, Inc. (Æ)	27,377	1,177
Sciele Pharma, Inc. (Æ)	18,530	430
Sierra Health Services, Inc. (Æ)	36,138	1,469
Sirona Dental Systems, Inc. (Æ)	33,732	1,193
Stericycle, Inc. (Æ)(Ñ)	8,200	393
STERIS Corp.	20,700	566
Techne Corp. (Æ)	30,013	1,688
TomoTherapy, Inc. (Æ)(Ñ)	42,300	1,146
Universal Health Services, Inc. Class B	19,100	1,002
Viropharma, Inc. (Æ)(Ñ)	42,900	551
WellCare Health Plans, Inc. (Æ)	7,348	744
West Pharmaceutical Services, Inc.	7,239	335

		59,289

Materials and Processing - 12.5%
Acuity Brands, Inc.	9,901	585
Airgas, Inc.	40,616	1,897
Albemarle Corp.	30,422	1,224
AM Castle & Co. (Ñ)	19,687	650
Arch Chemicals, Inc.	8,700	308
Ashland, Inc.	21,300	1,301
Ball Corp.	5,700	292
Bluegreen Corp. (Æ)	1,700	14
BlueLinx Holdings, Inc. (Ñ)	5,000	42
Buckeye Technologies, Inc. (Æ)	75,642	1,160
Cal Dive International, Inc. (Æ)(Ñ)	15,200	231
Cambrex Corp.	28,100	384
Carpenter Technology Corp.	10,261	1,218
Celanese Corp. Class A	57,300	2,149
Century Aluminum Co. (Æ)	9,306	480
Ceradyne, Inc. (Æ)	6,200	463
CF Industries Holdings, Inc.	18,558	1,067

	Principal Amount ($) or Shares	Market Value $
Chicago Bridge & Iron Co. NV	39,597	1,608
Cleveland-Cliffs, Inc.	7,504	520
Comfort Systems USA, Inc. (Ñ)	28,700	371
Commercial Metals Co.	58,700	1,810
Constar International, Inc. (Æ)	17,400	94
Corn Products International, Inc.	15,700	701
Crown Holdings, Inc. (Æ)	41,600	1,022
Cytec Industries, Inc.	19,300	1,293
Dynamic Materials Corp.	8,700	366
Eastman Chemical Co. (Ñ)	23,800	1,638
EMCOR Group, Inc. (Æ)	78,253	2,809
Energizer Holdings, Inc. (Æ)(Ñ)	11,300	1,140
Energy Conversion Devices, Inc. (Æ)	20,525	613
Ennis, Inc. (Ñ)	39,800	803
FMC Corp.	11,600	1,034
Goodman Global, Inc. (Æ)(Ñ)	7,700	186
GrafTech International, Ltd. (Æ)	43,820	679
Granite Construction, Inc.	16,541	1,075
Harsco Corp.	22,600	1,190
Haynes International, Inc. (Æ)	3,800	341
Hercules, Inc.	61,700	1,281
Infrasource Services, Inc. (Æ)	17,607	610
Innospec, Inc.	16,776	462
Jacobs Engineering Group, Inc. (Æ)(Ñ)	39,500	2,434
KBR, Inc. (Æ)	15,900	510
Lamson & Sessions Co. (The) (Æ)(Ñ)	29,235	647
Landec Corp. (Æ)	18,954	218
Layne Christensen Co. (Æ)	10,900	492
Lennox International, Inc. (Ñ)	51,500	1,972
Lubrizol Corp.	10,200	639
Lydall, Inc. (Æ)	9,999	115
McDermott International, Inc. (Æ)	55,474	4,601
Michael Baker Corp. (Æ)	3,200	115
Myers Industries, Inc.	13,437	287
Novagold Resources, Inc. (Æ)	41,069	616
Olin Corp.	10,800	225
Olympic Steel, Inc. (Ñ)	1,200	31
OM Group, Inc. (Æ)	29,139	1,411
Perini Corp. (Æ)	16,173	993
Pioneer Cos., Inc. (Æ)	7,619	264
Quanex Corp.	1,383	62
Quanta Services, Inc. (Æ)	54,344	1,545
Resource Capital Corp. (ö)	6,700	63
Rock-Tenn Co. Class A	59,210	1,819
Rockwood Holdings, Inc. (Æ)	4,034	140
RPM International, Inc.	49,575	1,165
SAIC, Inc. (Æ)(Ñ)	3,200	54
Schnitzer Steel Industries, Inc. Class A	9,300	504

Equity II Fund	13

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Seabridge Gold, Inc. (Æ)(Ñ)	30,000	876
Senomyx, Inc. (Æ)(Ñ)	25,300	281
Sigma-Aldrich Corp.	17,600	798
Smurfit-Stone Container Corp. (Æ)	68,100	803
Sonoco Products Co. (Ñ)	42,300	1,551
Spartech Corp.	38,038	839
Standard Register Co. (The) (Ñ)	6,500	87
Superior Essex, Inc. (Æ)(Ñ)	14,400	502
Symyx Technologies, Inc. (Æ)(Ñ)	12,400	111
Timken Co.	55,113	1,841
Titanium Metals Corp. (Æ)	22,437	750
Tredegar Corp. (Ñ)	30,363	557
Trimas Corp. (Æ)(Ñ)	52,300	615
UAP Holding Corp.	20,100	546
URS Corp. (Æ)(Ñ)	48,434	2,386
USEC, Inc. (Æ)	26,302	442
Valspar Corp. (Ñ)	15,900	439
Washington Group International, Inc. (Æ)	37,497	3,012
Wausau Paper Corp. (Ñ)	6,800	76
Zoltek Cos., Inc. (Æ)(Ñ)	24,000	1,126

		73,671

Miscellaneous - 1.4%
Brunswick Corp. (Ñ)	36,900	1,032
Foster Wheeler, Ltd. (Æ)	38,692	4,349
Johnson Controls, Inc. (Ñ)	7,100	803
Teleflex, Inc.	12,600	963
Walter Industries, Inc.	6,900	172
Wesco Financial Corp. (Ñ)	2,207	875

		8,194

Other Energy - 5.7%
Alon USA Energy, Inc.	5,400	193
Atwood Oceanics, Inc. (Æ)	14,700	1,008
Cameron International Corp. (Æ)	19,504	1,521
Comstock Resources, Inc. (Æ)	23,354	627
Core Laboratories NV (Æ)(Ñ)	30,612	3,295
Diamond Offshore Drilling, Inc.	13,629	1,406
Dresser-Rand Group, Inc. (Æ)	14,500	538
Dril-Quip, Inc. (Æ)	16,376	786
Enbridge Energy Partners, LP Class A (Ñ)	16,148	898
EnerNOC, Inc. (Æ)(Ñ)	11,500	407
ENSCO International, Inc. (Ñ)	16,400	1,002
FMC Technologies, Inc. (Æ)(Ñ)	4,500	412
Foundation Coal Holdings, Inc.	21,500	749
Frontier Oil Corp.	25,200	976

	Principal Amount ($) or Shares	Market Value $
Global Industries, Ltd. (Æ)	35,300	914
Goodrich Petroleum Corp. (Æ)	26,436	796
Grant Prideco, Inc. (Æ)(Ñ)	26,936	1,511
Grey Wolf, Inc. (Æ)(Ñ)	179,269	1,328
Hanover Compressor Co. (Æ)	3,686	88
Hercules Offshore, Inc. (Æ)	56,675	1,701
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	25,100	1,081
Input/Output, Inc. (Æ)(Ñ)	48,000	684
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	8,500	312
Meridian Resource Corp. (Æ)	42,306	114
National-Oilwell Varco, Inc. (Æ)	1,711	206
Oceaneering International, Inc. (Æ)(Ñ)	34,100	1,915
Ormat Technologies, Inc. (Ñ)	15,500	643
Patterson-UTI Energy, Inc. (Ñ)	6,300	144
Penn Virginia Corp.	9,966	386
Pioneer Drilling Co. (Æ)(Ñ)	37,624	473
Rosetta Resources, Inc. (Æ)	8,792	158
Rowan Cos., Inc. (Ñ)	11,500	485
SEACOR Holdings, Inc. (Æ)(Ñ)	4,900	427
Superior Energy Services, Inc. (Æ)	16,800	677
TEPPCO Partners, LP (Ñ)	19,737	860
Tesoro Corp.	18,000	896
Union Drilling, Inc. (Æ)	7,500	114
Unit Corp. (Æ)	13,525	745
W-H Energy Services, Inc. (Æ)	19,700	1,262
Western Refining, Inc. (Ñ)	10,400	577
Whiting Petroleum Corp. (Æ)	15,500	637
XTO Energy, Inc. (Ñ)	14,197	774

		33,726

Producer Durables - 6.3%
Advanced Energy Industries, Inc. (Æ)	20,457	362
AGCO Corp. (Æ)	15,059	579
Altra Holdings, Inc. (Æ)	37,500	639
Applied Industrial Technologies, Inc.	7,900	224
Arris Group, Inc. (Æ)(Ñ)	24,034	356
Aruba Networks, Inc. (Æ)	19,200	386
Asyst Technologies, Inc. (Æ)	3,700	25
Baldor Electric Co.	35,800	1,634
BE Aerospace, Inc. (Æ)	20,800	844
Belden, Inc.	9,935	544
C-COR, Inc. (Æ)(Ñ)	92,676	1,247
Cognex Corp. (Ñ)	8,000	168
Crane Co. (Ñ)	15,400	706
Credence Systems Corp. (Æ)(Ñ)	155,070	551
Crown Castle International Corp. (Æ)(Ñ)	16,500	598
CTS Corp. (Ñ)	26,383	336
Curtiss-Wright Corp.	2,666	116

14	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dionex Corp. (Æ)	4,530	308
EnPro Industries, Inc. (Æ)	4,763	188
Entegris, Inc. (Æ)(Ñ)	105,631	1,139
ESCO Technologies, Inc. (Æ)(Ñ)	5,600	203
Flowserve Corp. (Ñ)	19,400	1,402
Gardner Denver, Inc. (Æ)	36,000	1,497
Goodrich Corp.	30,713	1,932
Hubbell, Inc. Class B	15,500	894
Kennametal, Inc.	11,576	887
Kimball International, Inc. Class B (Ñ)	7,300	95
Knoll, Inc.	20,406	404
L-1 Identity Solutions, Inc. (Æ)(Ñ)	83,100	1,424
Lexmark International, Inc. Class A (Æ)(Ñ)	19,000	751
Littelfuse, Inc. (Æ)	5,574	182
LTX Corp. (Æ)	74,207	341
MasTec, Inc. (Æ)(Ñ)	8,900	122
Mettler Toledo International, Inc. (Æ)	12,525	1,192
Milacron, Inc. (Æ)(Ñ)	9,115	54
MKS Instruments, Inc. (Æ)	2,396	54
Molex, Inc.	11,393	323
Moog, Inc. Class A (Æ)	14,272	611
Mueller Water Products, Inc. Class A	2,395	32
NACCO Industries, Inc. Class A	1,908	251
NVR, Inc. (Æ)(Ñ)	1,600	926
Orbital Sciences Corp. (Æ)	12,774	271
Pall Corp.	50,900	2,113
Photon Dynamics, Inc. (Æ)	11,192	120
Polycom, Inc. (Æ)	20,200	626
Robbins & Myers, Inc.	40,100	2,114
SBA Communications Corp. Class A (Æ)(Ñ)	48,600	1,619
Steelcase, Inc. Class A (Ñ)	27,600	481
Sun Hydraulics Corp.	5,250	156
Tecumseh Products Co. Class A (Æ)(Ñ)	31,400	723
Teledyne Technologies, Inc. (Æ)(Ñ)	15,800	701
Tennant Co. (Ñ)	8,900	343
Tessco Technologies, Inc. (Æ)	2,952	59
Thomas & Betts Corp. (Æ)	3,000	185
Toll Brothers, Inc. (Æ)(Ñ)	7,097	156
Ultra Clean Holdings (Æ)(Ñ)	48,500	682
Ultratech, Inc. (Æ)(Ñ)	39,700	498
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	17,650	830
WW Grainger, Inc.	8,100	708

		36,912

Technology - 18.3%
3Com Corp. (Æ)(Ñ)	256,300	1,025

	Principal Amount ($) or Shares	Market Value $
ACI Worldwide, Inc. (Æ)	25,300	772
ActivIdentity Corp. (Æ)(Ñ)	1,200	5
Adaptec, Inc. (Æ)	62,000	217
Agilysys, Inc.	18,300	352
Alliance Semiconductor Corp.	37,700	86
Amdocs, Ltd. (Æ)	26,400	955
American Reprographics Co. (Æ)	28,774	717
American Software, Inc. Class A	5,242	61
AMIS Holdings, Inc. (Æ)	11,572	119
Amkor Technology, Inc. (Æ)	29,900	370
Amphenol Corp. Class A	81,502	2,792
Anadigics, Inc. (Æ)	60,800	884
Ansoft Corp. (Æ)	14,893	377
Ansys, Inc. (Æ)	121,904	3,174
Applied Micro Circuits Corp. (Æ)(Ñ)	140,600	411
ARM Holdings PLC - ADR	72,500	645
Arrow Electronics, Inc. (Æ)	57,800	2,209
ASE Test, Ltd. (Æ)	35,495	479
AsiaInfo Holdings, Inc. (Æ)	23,143	190
Atheros Communications, Inc. (Æ)(Ñ)	31,400	876
Avanex Corp. (Æ)(Ñ)	80,800	137
Avnet, Inc. (Æ)	37,000	1,402
BearingPoint, Inc. (Æ)	67,200	438
Blackboard, Inc. (Æ)	58,100	2,570
Brocade Communications Systems, Inc. (Æ)(Ñ)	201,200	1,417
Captaris, Inc. (Æ)	27,211	140
Cavium Networks, Inc. (Æ)(Ñ)	28,600	679
Cbeyond, Inc. (Æ)(Ñ)	25,700	909
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Æ)(Ñ)	63,100	440
Ciena Corp. (Æ)(Ñ)	58,043	2,120
Citrix Systems, Inc. (Æ)(Ñ)	29,200	1,056
Cogent Communications Group, Inc. (Æ)(Ñ)	26,900	772
CommScope, Inc. (Æ)	27,141	1,477
COMSYS IT Partners, Inc. (Æ)	10,331	188
Comtech Telecommunications Corp. (Æ)(Ñ)	32,327	1,405
Comverse Technology, Inc. (Æ)(Ñ)	43,600	840
CSG Systems International, Inc. (Æ)	30,521	764
Cubic Corp.	23,800	655
Daktronics, Inc. (Ñ)	26,400	561
DealerTrack Holdings, Inc. (Æ)	86,700	3,126
Digimarc Corp. (Æ)	3,788	40
Digital River, Inc. (Æ)(Ñ)	14,800	666
EMS Technologies, Inc. (Æ)(Ñ)	7,999	176
EPIQ Systems, Inc. (Æ)	23,175	395
Equinix, Inc. (Æ)(Ñ)	44,010	3,825

Equity II Fund	15

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

F5 Networks, Inc. (Æ)(Ñ)	16,200	1,404
First Solar, Inc. (Æ)(Ñ)	5,100	574
Flir Systems, Inc. (Æ)(Ñ)	37,600	1,641
Foundry Networks, Inc. (Æ)	101,310	1,782
Garmin, Ltd.	14,712	1,234
Gartner, Inc. (Æ)(Ñ)	127,100	2,660
Gateway, Inc. (Æ)(Ñ)	228,400	324
Gerber Scientific, Inc. (Æ)	6,100	63
Hittite Microwave Corp. (Æ)	34,560	1,390
Ikanos Communications, Inc. (Æ)	34,600	249
Ingram Micro, Inc. Class A (Æ)	54,700	1,097
Integrated Device Technology, Inc. (Æ)	48,400	788
Intermec, Inc. (Æ)	47,910	1,228
International Rectifier Corp. (Æ)(Ñ)	16,000	587
Interwoven, Inc. (Æ)	93,759	1,299
IXYS Corp. (Æ)(Ñ)	4,500	43
JDA Software Group, Inc. (Æ)	7,700	166
JDS Uniphase Corp. (Æ)(Ñ)	29,800	427
Keynote Systems, Inc. (Æ)	30,500	457
Komag, Inc. (Æ)(Ñ)	21,800	698
Leadis Technology, Inc. (Æ)(Ñ)	2,600	9
Limelight Networks, Inc. (Æ)(Ñ)	14,200	235
Magma Design Automation, Inc. (Æ)	8,312	123
Manhattan Associates, Inc. (Æ)	16,662	464
Mercury Computer Systems, Inc. (Æ)(Ñ)	23,200	254
Merix Corp. (Æ)	11,996	90
Methode Electronics, Inc.	25,017	405
Micrel, Inc.	16,156	167
Microchip Technology, Inc.	16,880	613
Micros Systems, Inc. (Æ)	29,999	1,598
MicroStrategy, Inc. Class A (Æ)	3,642	266
Ness Technologies, Inc. (Æ)	9,200	108
Novell, Inc. (Æ)(Ñ)	92,400	620
Nuance Communications, Inc. (Æ)(Ñ)	60,400	995
Oplink Communications, Inc. (Æ)(Ñ)	10,800	175
Orckit Communications, Ltd. (Æ)	24,400	189
Pegasystems, Inc.	5,502	58
PMC - Sierra, Inc. (Æ)(Ñ)	134,000	1,021
Qimonda AG - ADR (Æ)(Ñ)	42,900	635
QLogic Corp. (Æ)(Ñ)	34,300	456
Rackable Systems, Inc. (Æ)(Ñ)	22,800	276
RADWARE, Ltd. (Æ)	15,900	227
RealNetworks, Inc. (Æ)(Ñ)	110,000	783
RF Micro Devices, Inc. (Æ)(Ñ)	60,500	420
Riverbed Technology, Inc. (Æ)	33,800	1,493
SanDisk Corp. (Æ)	43,629	2,340
Sanmina-SCI Corp. (Æ)	154,300	424
Seachange International, Inc. (Æ)(Ñ)	51,600	360
Seagate Technology (Ñ)	49,085	1,154

	Principal Amount ($) or Shares	Market Value $
Sigma Designs, Inc. (Æ)(Ñ)	60,700	1,930
Sigmatel, Inc. (Æ)	17,500	57
Silicon Storage Technology, Inc. (Æ)	154,205	558
Skyworks Solutions, Inc. (Æ)(Ñ)	126,800	1,004
SonicWALL, Inc. (Æ)	47,500	420
Standard Microsystems Corp. (Æ)(Ñ)	14,400	481
Starent Networks Corp. (Æ)	38,300	694
Sunpower Corp. Class A (Æ)(Ñ)	24,700	1,742
Sybase, Inc. (Æ)	20,996	498
Synchronoss Technologies, Inc. (Æ)(Ñ)	18,700	680
Syniverse Holdings, Inc. (Æ)	31,100	418
SYNNEX Corp. (Æ)(Ñ)	14,800	301
Tekelec (Æ)(Ñ)	91,000	1,166
Tessera Technologies, Inc. (Æ)(Ñ)	70,088	2,883
TIBCO Software, Inc. (Æ)	120,700	981
Trident Microsystems, Inc. (Æ)	18,300	278
TriQuint Semiconductor, Inc. (Æ)(Ñ)	135,200	598
Trizetto Group, Inc. (The) (Æ)(Ñ)	27,800	446
TTM Technologies, Inc. (Æ)	60,033	783
Ultimate Software Group, Inc. (Æ)(Ñ)	61,200	1,660
Unisys Corp. (Æ)(Ñ)	146,500	1,185
Utstarcom, Inc. (Æ)(Ñ)	86,300	278
Varian, Inc. (Æ)	10,800	650
VeriFone Holdings, Inc. (Æ)(Ñ)	73,300	2,669
Verigy, Ltd. (Æ)	89,588	2,191
Verint Systems, Inc. (Æ)	51,979	1,572
Vignette Corp. (Æ)	18,575	391
Vocus, Inc. (Æ)(Ñ)	42,600	1,197
Wavecom SA - ADR (Æ)(Ñ)	10,900	283
Western Digital Corp. (Æ)(Ñ)	50,700	1,083
Zebra Technologies Corp. Class A (Æ)	28,718	1,041
Zoran Corp. (Æ)	38,300	722

		107,823

Utilities - 3.7%
Allete, Inc.	6,600	289
Alliant Energy Corp.	31,900	1,179
Atmos Energy Corp.	37,710	1,059
Black Hills Corp.	12,862	480
Centerpoint Energy, Inc. (Ñ)	40,000	659
CenturyTel, Inc.	25,400	1,165
Cincinnati Bell, Inc. (Æ)	88,659	457
Clearwire Corp. Class A (Æ)(Ñ)	14,800	422
CMS Energy Corp. (Ñ)	37,400	604
Integrys Energy Group, Inc. (Ñ)	8,700	431
Leap Wireless International, Inc. (Æ)(Ñ)	15,500	1,370
MDU Resources Group, Inc.	26,900	733
New Jersey Resources Corp. (Ñ)	6,800	320
NII Holdings, Inc. (Æ)	17,557	1,475

16	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Northeast Utilities	43,700	1,195
NTELOS Holdings Corp.	16,200	434
OGE Energy Corp.	9,600	318
Oneok, Inc.	9,000	457
PAETEC Corp. (Æ)	74,600	880
Pepco Holdings, Inc.	48,800	1,321
Portland General Electric Co.	17,763	478
Premiere Global Services, Inc. (Æ)	19,300	225
RCN Corp. (Æ)	6,004	107
Rural Cellular Corp. Class A (Æ)	4,729	202
Sierra Pacific Resources	53,600	852
Southern Union Co.	24,000	741
Southwest Gas Corp.	16,469	512
Suburban Propane Partners, LP	5,300	254
Time Warner Telecom, Inc. Class A (Æ)	46,781	915
UGI Corp.	64,100	1,654
USA Mobility, Inc. (Æ)	4,993	119
Westar Energy, Inc.	20,376	469
WGL Holdings, Inc.	10,786	323

		22,099

Total Common Stocks
(cost $510,191)		566,573

Warrants & Rights - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. 2050 Warrants (Æ)	87,100	23

Total Warrants & Rights
(cost $13)		23

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.7%
Russell Investment Company Money Market Fund	20,155,001	20,155
United States Treasury Bills (ç)(ž)(§)
4.649% due 09/27/07	1,400	1,390

Total Short-Term Investments
(cost $21,545)		21,545

Other Securities - 43.0%
Russell Investment Company Money Market Fund (×)	43,199,362	43,199
State Street Securities Lending Quality Trust (×)	209,735,306	209,735

Total Other Securities
(cost $252,934)		252,934

Total Investments - 142.9%
(identified cost $784,683)		841,075

Other Assets and Liabilities, Net - (42.9%)		(252,433)

Net Assets - 100.0%		588,642

See accompanying notes which are an integral part of the financial statements.

Equity II Fund	17

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 09/07 (274)	21,399	(1,834)

Short Positions
Russell 2000 Mini Index (CME) expiration date 09/07 (16)	1,250	97

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(1,737)

See accompanying notes which are an integral part of the financial statements.

18	Equity II Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 109.4%
Auto and Transportation - 2.8%
AMR Corp. (Æ)	10,500	259
Burlington Northern Santa Fe Corp. (Û)	5,700	468
Con-way, Inc.	3,000	148
Continental Airlines, Inc. Class A (Æ)(Ñ)	42,800	1,349
Copa Holdings SA Class A (Ñ)	3,200	176
CSX Corp.	12,567	596
FedEx Corp. (Û)	32,000	3,544
Ford Motor Co. (Æ)	200,600	1,707
General Motors Corp.	47,300	1,532
Goodyear Tire & Rubber Co. (The) (Æ)	22,100	635
Harley-Davidson, Inc.	33,100	1,897
JB Hunt Transport Services, Inc. (Ñ)	3,400	95
Landstar System, Inc.	9,100	414
Norfolk Southern Corp.	75,500	4,060
Overseas Shipholding Group, Inc. (Ñ)	27,951	2,169
Paccar, Inc. (Ñ)	176,910	14,475
TRW Automotive Holdings Corp. (Æ)(Ñ)	22,900	753
Union Pacific Corp. (Ñ)(Û)	80,230	9,558
United Parcel Service, Inc. Class B (Û)	44,600	3,377
US Airways Group, Inc. (Æ)	12,100	375

		47,587

Consumer Discretionary - 14.1%
Accenture, Ltd. Class A (Ñ)	116,950	4,927
Aeropostale, Inc. (Æ)	6,300	240
Alberto-Culver Co. Class B	39,500	929
Allied Waste Industries, Inc. (Æ)	88,900	1,144
Amazon.Com, Inc. (Æ)	40,600	3,189
American Greetings Corp. Class A	62,200	1,538
AnnTaylor Stores Corp. (Æ)	22,300	701
Apollo Group, Inc. Class A (Æ)	21,000	1,241
AutoNation, Inc. (Æ)(Ñ)	196,099	3,820
Avis Budget Group, Inc. (Æ)	23,800	611
Avon Products, Inc.	78,400	2,823
Barnes & Noble, Inc.	23,800	798
Best Buy Co., Inc.	30,700	1,369
Big Lots, Inc. (Æ)	53,100	1,373
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	32,100	1,090
Black & Decker Corp.	5,000	433
Brinker International, Inc.	32,850	885
Burger King Holdings, Inc.	10,600	257
Carnival Corp. (Ñ)	4,200	186
CBS Corp. Class B (Ñ)	235,850	7,481
CEC Entertainment, Inc. (Æ)	6,800	201

	Principal Amount ($) or Shares	Market Value $
Circuit City Stores, Inc.	27,300	325
Coach, Inc. (Æ)	76,800	3,491
Convergys Corp. (Æ)	33,900	646
Darden Restaurants, Inc.	30,100	1,281
DIRECTV Group, Inc. (The) (Æ)(Ñ)	350,200	7,848
Dolby Laboratories, Inc. Class A (Æ)	3,500	116
DreamWorks Animation SKG, Inc. Class A (Æ)	9,500	295
eBay, Inc. (Æ)(Û)	276,100	8,946
EchoStar Communications Corp. Class A (Æ)	79,800	3,375
Estee Lauder Cos., Inc. (The) Class A	77,800	3,503
Expedia, Inc. (Æ)(Ñ)	65,300	1,738
Family Dollar Stores, Inc.	35,000	1,037
Gannett Co., Inc.	20,600	1,028
Gemstar-TV Guide International, Inc. (Æ)	1,386	8
Google, Inc. Class A (Æ)	5,100	2,601
Guess?, Inc.	12,200	579
Hanesbrands, Inc. (Æ)	17,100	530
Hasbro, Inc. (Ñ)	84,100	2,356
InterActiveCorp (Æ)(Ñ)	111,350	3,200
ITT Educational Services, Inc. (Æ)(Ñ)	12,230	1,292
Jack in the Box, Inc. (Æ)	4,700	301
Jarden Corp. (Æ)	19,900	719
JC Penney Co., Inc.	48,900	3,327
Kimberly-Clark Corp.	84,535	5,687
Kohl’s Corp. (Æ)	124,900	7,594
Lamar Advertising Co. Class A	11,800	702
Liberty Global, Inc. Class A (Æ)	89,100	3,736
Liberty Media Holding Corp. Series A (Æ)(Ñ)	19,037	2,179
Manpower, Inc. (Ñ)	184,591	14,592
Marriott International, Inc. Class A (Ñ)	134,850	5,603
Mattel, Inc.	179,800	4,119
McDonald’s Corp. (Ñ)(Û)	185,649	8,887
McGraw-Hill Cos., Inc. (The) (Ñ)	119,200	7,212
Men’s Wearhouse, Inc. (The)	17,100	845
News Corp. Class A	366,300	7,736
Nike, Inc. Class B (Ñ)	151,550	8,555
Nordstrom, Inc.	29,700	1,413
Office Depot, Inc. (Æ)	68,800	1,717
OfficeMax, Inc.	8,200	270
Omnicom Group, Inc.	22,400	1,162
Phillips-Van Heusen Corp.	1,100	57
Polo Ralph Lauren Corp. Class A	37,000	3,306
RadioShack Corp. (Ñ)	33,400	839
Sears Holdings Corp. (Æ)	8,900	1,217
Target Corp.	25,500	1,545

Equity Q Fund	19

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Timberland Co. Class A (Æ)	3,700	88
Time Warner, Inc. (Ñ)(Û)	1,279,400	24,641
TJX Cos., Inc.	502,400	13,942
United Stationers, Inc. (Æ)	3,800	242
VeriSign, Inc. (Æ)	30,700	911
Viacom, Inc. Class A (Æ)	7,900	303
Wal-Mart Stores, Inc. (Ñ)(Û)	140,100	6,438
Walt Disney Co. (The) (Ñ)	332,100	10,959
Whirlpool Corp.	19,700	2,012
Wynn Resorts, Ltd. (Ñ)	10,200	985
Yum! Brands, Inc.	196,400	6,293

		239,565

Consumer Staples - 7.9%
Altria Group, Inc. (Ñ)	113,730	7,560
Clorox Co.	34,200	2,068
Coca-Cola Co. (The) (Ñ)	146,900	7,655
Colgate-Palmolive Co. (Û)	56,900	3,755
ConAgra Foods, Inc.	138,500	3,511
Dean Foods Co.	26,100	751
General Mills, Inc.	262,800	14,617
Kroger Co. (The)	837,135	21,732
Loews Corp. - Carolina Group	13,600	1,031
McCormick & Co., Inc.	36,300	1,240
Molson Coors Brewing Co. Class B (Ñ)	22,380	1,990
NBTY, Inc. (Æ)	62,700	2,730
PepsiCo, Inc.	156,300	10,256
Procter & Gamble Co. (Ñ)	277,955	17,194
Reynolds American, Inc.	24,600	1,505
Safeway, Inc.	266,100	8,481
Smithfield Foods, Inc. (Æ)	29,700	923
SUPERVALU, Inc.	21,200	883
SYSCO Corp.	148,800	4,744
Tyson Foods, Inc. Class A (Ñ)	192,500	4,100
UST, Inc. (Ñ)	67,050	3,591
Walgreen Co. (Û)	321,400	14,199

		134,516

Financial Services - 21.8%
Allstate Corp. (The) (Û)	156,100	8,297
AMBAC Financial Group, Inc.	31,150	2,092
American International Group, Inc. (Û)	94,400	6,059
AmeriCredit Corp. (Æ)(Ñ)	49,900	1,015
Ameriprise Financial, Inc. (Ñ)	100,270	6,043
AON Corp.	51,100	2,046
Automatic Data Processing, Inc.	95,200	4,419
Axis Capital Holdings, Ltd.	13,100	483
Bank of America Corp. (Û)	671,705	31,852

	Principal Amount ($) or Shares	Market Value $
Boston Properties, Inc. (ö)(Ñ)	39,040	3,689
Camden Property Trust (ö)	12,700	698
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	84,100	2,937
CBL & Associates Properties, Inc. (ö)	19,000	606
Chubb Corp.	92,000	4,638
Cigna Corp. (Ñ)	152,790	7,890
Cincinnati Financial Corp.	29,532	1,158
CIT Group, Inc.	81,300	3,348
Citigroup, Inc. (Ñ)(Û)	492,902	22,954
Comerica, Inc.	49,400	2,601
Countrywide Financial Corp. (Ñ)	258,050	7,269
Deluxe Corp. (Ñ)	1,700	64
Developers Diversified Realty Corp. (ö)	2,800	134
Discover Financial Services (Æ)(Ñ)	136,760	3,152
Duke Realty Corp. (ö)	9,300	304
Dun & Bradstreet Corp.	22,000	2,151
E*Trade Financial Corp. (Æ)	21,000	389
First American Corp.	18,700	866
First Marblehead Corp. (The) (Ñ)	99,450	3,278
Fiserv, Inc. (Æ)	68,100	3,365
Franklin Resources, Inc.	34,300	4,369
General Growth Properties, Inc. (ö)(Ñ)	62,200	2,984
Genworth Financial, Inc. Class A (Ñ)	61,600	1,880
Global Payments, Inc.	35,100	1,313
Goldman Sachs Group, Inc. (The) (Û)	121,800	22,940
Hartford Financial Services Group, Inc. (Û)	36,700	3,372
HCC Insurance Holdings, Inc.	60,500	1,771
Health Care Property Investors, Inc. (ö)	24,800	676
Hospitality Properties Trust (ö)	88,700	3,402
Host Hotels & Resorts, Inc. (ö)	133,000	2,809
HRPT Properties Trust (ö)(Ñ)	43,900	410
Investment Technology Group, Inc. (Æ)	15,300	611
iStar Financial, Inc. (ö)(Ñ)	3,850	140
JPMorgan Chase & Co. (Ñ)(Û)	796,300	35,045
KeyCorp	112,100	3,889
Kimco Realty Corp. (ö)(Ñ)	17,300	646
Lehman Brothers Holdings, Inc. (Û)	228,300	14,155
Lincoln National Corp.	10,800	651
Loews Corp. (Ñ)	202,800	9,613
Mastercard, Inc. Class A (Ñ)	30,940	4,975
MBIA, Inc. (Ñ)	64,500	3,618
Merrill Lynch & Co., Inc. (Ñ)(Û)	295,120	21,898
MetLife, Inc. (Û)	51,800	3,119
MoneyGram International, Inc.	20,300	519
Moody’s Corp. (Ñ)	69,100	3,718
Morgan Stanley (Ñ)(Û)	316,170	20,194

20	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nationwide Financial Services, Inc. (Ñ)	11,900	677
Northern Trust Corp.	28,000	1,749
Odyssey Re Holdings Corp.	8,000	282
PMI Group, Inc. (The) (Ñ)	43,900	1,496
Potlatch Corp. (ö)(Ñ)	14,400	629
Principal Financial Group, Inc.	39,900	2,250
ProLogis (ö)(Ñ)	38,050	2,165
Prudential Financial, Inc. (Û)	22,200	1,968
Radian Group, Inc. (Ñ)	1,599	54
Raymond James Financial, Inc.	15,900	488
Regions Financial Corp. (Ñ)	42,000	1,263
Reinsurance Group of America, Inc. (Ñ)	8,100	432
Safeco Corp. (Ñ)	63,600	3,719
Simon Property Group, Inc. (ö)(Ñ)	19,820	1,715
Sotheby’s Holdings Class A (Ñ)	21,000	898
SunTrust Banks, Inc. (Ñ)	82,710	6,476
Torchmark Corp.	11,700	720
Total System Services, Inc. (Ñ)	17,900	503
Travelers Cos., Inc. (The) (Û)	160,300	8,140
Ventas, Inc. (ö)	17,600	574
Wachovia Corp. (Ñ)	64,700	3,054
Washington Mutual, Inc. (Ñ)	119,400	4,481
Weingarten Realty Investors (ö)(Ñ)	1,800	66
Wells Fargo & Co. (Ñ)(Û)	572,200	19,323
Western Union Co. (The)	142,100	2,835
WR Berkley Corp.	79,400	2,336
XL Capital, Ltd. Class A (Ñ)	4,800	374

		371,181

Health Care - 13.8%
Aetna, Inc.	347,200	16,690
AMERIGROUP Corp. (Æ)	11,900	329
AmerisourceBergen Corp. Class A	354,600	16,705
Amgen, Inc. (Æ)(Û)	37,600	2,021
Apria Healthcare Group, Inc. (Æ)	23,800	624
Baxter International, Inc. (Û)	80,200	4,218
Beckman Coulter, Inc.	12,800	906
Becton Dickinson & Co.	31,400	2,398
Bristol-Myers Squibb Co.	135,300	3,844
Cardinal Health, Inc.	113,300	7,447
Celgene Corp. (Æ)(Ñ)	12,100	733
Covidien, Ltd. (Æ)(Ñ)	3,600	147
CVS Caremark Corp. (Ñ)	20,155	709
Dentsply International, Inc. (Ñ)	28,800	1,051
Eli Lilly & Co. (Ñ)	38,800	2,099
Express Scripts, Inc. Class A (Æ)	99,400	4,983
Forest Laboratories, Inc. (Æ)(Ñ)	171,300	6,886

	Principal Amount ($) or Shares	Market Value $
Genentech, Inc. (Æ)(Ñ)	44,300	3,295
Genzyme Corp. (Æ)(Ñ)	21,450	1,353
Gilead Sciences, Inc. (Æ)(Ñ)	247,100	9,199
Health Net, Inc. (Æ)	50,100	2,482
HLTH Corp. (Æ)(Ñ)	118,500	1,500
Humana, Inc. (Æ)(Ñ)	93,800	6,012
Idexx Laboratories, Inc. (Æ)	2,600	261
Johnson & Johnson (Ñ)(Û)	601,400	36,385
Kinetic Concepts, Inc. (Æ)	5,400	332
King Pharmaceuticals, Inc. (Æ)	47,600	810
McKesson Corp.	118,900	6,868
Medco Health Solutions, Inc. (Æ)(Ñ)	120,420	9,786
Medtronic, Inc.	47,600	2,412
Merck & Co., Inc. (Û)	141,050	7,003
Millennium Pharmaceuticals, Inc. (Æ)(Ñ)	135,100	1,363
Mylan Laboratories, Inc.	120,500	1,932
Pfizer, Inc. (Ñ)(Û)	1,469,600	34,550
Schering-Plough Corp. (Û)	288,700	8,239
St. Jude Medical, Inc. (Æ)(Ñ)	9,100	393
UnitedHealth Group, Inc. (Û)	151,800	7,352
Watson Pharmaceuticals, Inc. (Æ)	9,000	274
WellCare Health Plans, Inc. (Æ)(Ñ)	32,300	3,271
WellPoint, Inc. (Æ)(Û)	114,400	8,594
Wyeth (Û)	6,500	315
Zimmer Holdings, Inc. (Æ)(Ñ)	121,160	9,421

		235,192

Integrated Oils - 7.0%
Chevron Corp. (Ñ)(Û)	355,890	30,343
ConocoPhillips	118,974	9,618
Exxon Mobil Corp. (Û)	818,192	69,653
Hess Corp.	25,000	1,530
Marathon Oil Corp. (Ñ)(Û)	160,440	8,856

		120,000

Materials and Processing - 6.0%
AK Steel Holding Corp. (Æ)	9,000	360
Albemarle Corp.	27,200	1,094
American Standard Cos., Inc.	46,500	2,513
Archer-Daniels-Midland Co.	95,100	3,195
Ashland, Inc.	65,900	4,024
Avery Dennison Corp.	15,100	926
Bemis Co., Inc.	21,600	637
Cabot Corp.	8,800	355
Celanese Corp. Class A (Ñ)	61,500	2,306
Chaparral Steel Co.	28,580	2,402
Cleveland-Cliffs, Inc. (Ñ)	2,000	139

Equity Q Fund	21

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Commercial Metals Co.	27,600	851
Crown Holdings, Inc. (Æ)	19,200	472
Domtar Corp. (Æ)(Ñ)	30,300	288
Dow Chemical Co. (The) (Û)	173,300	7,535
Eastman Chemical Co.	16,700	1,149
EI Du Pont de Nemours & Co. (Ñ)(Û)	80,850	3,778
EMCOR Group, Inc. (Æ)	19,600	704
Energizer Holdings, Inc. (Æ)(Ñ)	54,710	5,520
Fluor Corp.	17,300	1,998
Freeport-McMoRan Copper & Gold, Inc. Class B	64,700	6,081
Greif, Inc. Class A	7,000	385
Hercules, Inc.	29,200	606
International Paper Co.	192,700	7,143
Jacobs Engineering Group, Inc. (Æ)	32,600	2,009
Monsanto Co. (Ñ)	28,600	1,843
Newmont Mining Corp. (Ñ)	1,400	59
Nucor Corp.	128,352	6,443
Owens Corning, Inc. (Æ)(Ñ)	9,600	292
Owens-Illinois, Inc. (Æ)(Ñ)	200	8
Pactiv Corp. (Æ)	84,100	2,659
Perini Corp. (Æ)	10,300	633
PPG Industries, Inc.	30,400	2,319
Precision Castparts Corp.	32,900	4,509
Rohm & Haas Co.	96,600	5,460
Sealed Air Corp. (Ñ)	48,100	1,311
Sherwin-Williams Co. (The)	114,000	7,945
Sonoco Products Co.	10,900	400
Southern Copper Corp. (Ñ)	43,980	4,957
Steel Dynamics, Inc. (Ñ)	94,950	3,981
Timken Co.	21,500	718
United States Steel Corp. (Ñ)	11,490	1,129
URS Corp. (Æ)	11,900	586
Weyerhaeuser Co. (Ñ)	8,230	586

		102,308

Miscellaneous - 2.3%
3M Co. (Ñ)	6,250	556
Brunswick Corp.	33,900	948
Eaton Corp.	34,300	3,333
Foster Wheeler, Ltd. (Æ)	990	111
General Electric Co. (Ñ)(Û)	572,940	22,207
Honeywell International, Inc. (Ñ)	69,550	4,000
ITT Corp.	32,400	2,037
SPX Corp. (Ñ)	17,630	1,655
Textron, Inc.	15,400	1,739
Tyco International, Ltd. (Æ)(Ñ)	61,100	2,889

		39,475

	Principal Amount ($) or Shares	Market Value $
Other Energy - 5.3%
Apache Corp.	59,860	4,839
Chesapeake Energy Corp. (Ñ)	76,200	2,594
Devon Energy Corp. (Ñ)	89,470	6,675
Dynegy, Inc. Class A (Æ)	5,054	45
ENSCO International, Inc.	4,400	269
EOG Resources, Inc. (Ñ)	1,500	105
FMC Technologies, Inc. (Æ)	11,500	1,052
Frontier Oil Corp.	38,600	1,495
Global Industries, Ltd. (Æ)(Ñ)	45,200	1,171
GlobalSantaFe Corp. (Ñ)	19,250	1,380
Halliburton Co. (Û)	101,600	3,660
Helmerich & Payne, Inc.	9,900	320
Holly Corp. (Ñ)	37,650	2,537
Nabors Industries, Ltd. (Æ)	33,500	980
National-Oilwell Varco, Inc. (Æ)	47,700	5,729
Noble Corp.	33,800	3,463
Noble Energy, Inc. (Ñ)	55,400	3,387
NRG Energy, Inc. (Æ)(Ñ)	42,900	1,654
Oil States International, Inc. (Æ)	9,000	394
Plains Exploration & Production Co. (Æ)(Ñ)	6,450	279
Pogo Producing Co. (Ñ)	4,350	232
Reliant Energy, Inc. (Æ)(Ñ)	120,600	3,097
SEACOR Holdings, Inc. (Æ)(Ñ)	20,750	1,810
St. Mary Land & Exploration Co.	14,600	486
Sunoco, Inc.	87,200	5,818
Superior Energy Services, Inc. (Æ)	29,000	1,169
Tesoro Corp. (Ñ)	210,170	10,466
Transocean, Inc. (Æ)	740	80
Unit Corp. (Æ)	15,400	848
Valero Energy Corp. (Ñ)(Û)	161,900	10,849
Western Refining, Inc. (Ñ)	48,400	2,686
XTO Energy, Inc. (Ñ)	196,850	10,734

		90,303

Producer Durables - 8.4%
AGCO Corp. (Æ)	77,650	2,984
Applied Materials, Inc. (Û)	940,600	20,731
Boeing Co. (Û)	120,270	12,439
Caterpillar, Inc. (Û)	128,800	10,149
Cummins, Inc.	44,290	5,257
Deere & Co. (Ñ)	12,590	1,516
Gardner Denver, Inc. (Æ)	16,600	690
General Cable Corp. (Æ)(Ñ)	4,800	382
Genlyte Group, Inc. (Æ)	5,400	376
KLA-Tencor Corp.	34,700	1,971

22	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lexmark International, Inc. Class A (Æ)(Ñ)	65,900	2,606
Lockheed Martin Corp. (Û)	247,530	24,377
Manitowoc Co., Inc. (The)	27,200	2,113
Mettler Toledo International, Inc. (Æ)	10,300	980
Molex, Inc.	34,100	966
Northrop Grumman Corp. (Ñ)	265,551	20,208
Novellus Systems, Inc. (Æ)(Ñ)	59,100	1,686
NVR, Inc. (Æ)	2,000	1,157
Parker Hannifin Corp.	44,800	4,421
Polycom, Inc. (Æ)(Ñ)	72,600	2,248
Raytheon Co. (Ñ)	103,600	5,735
Steelcase, Inc. Class A	16,200	282
Terex Corp. (Æ)(Ñ)	10,070	869
Thomas & Betts Corp. (Æ)	11,400	704
United Technologies Corp. (Û)	114,700	8,370
Waters Corp. (Æ)	34,700	2,022
Xerox Corp. (Æ)	461,500	8,058

		143,297

Technology - 14.3%
Apple, Inc. (Æ)	78,640	10,362
Applera Corp. - Applied Biosystems Group	37,000	1,155
Arrow Electronics, Inc. (Æ)	32,100	1,227
Atmel Corp. (Æ)	228,700	1,233
Autodesk, Inc. (Æ)	85,700	3,631
Avnet, Inc. (Æ)	214,200	8,114
BEA Systems, Inc. (Æ)	53,700	665
BMC Software, Inc. (Æ)	59,000	1,694
Broadcom Corp. Class A (Æ)	26,000	853
Brocade Communications Systems, Inc. (Æ)	38,500	271
Cadence Design Systems, Inc. (Æ)	17,200	368
Cisco Systems, Inc. (Æ)(Ñ)	1,025,300	29,641
Computer Sciences Corp. (Æ)(Ñ)	117,601	6,548
CSG Systems International, Inc. (Æ)	7,700	193
Dell, Inc. (Æ)(Ñ)(Û)	235,000	6,573
Electronic Data Systems Corp.	78,000	2,105
EMC Corp. (Æ)(Ñ)	309,600	5,731
Garmin, Ltd.	20,500	1,720
Gartner, Inc. (Æ)(Ñ)	27,000	565
Harris Corp.	51,500	2,826
Hewlett-Packard Co. (Û)	565,100	26,012
Ingram Micro, Inc. Class A (Æ)	72,200	1,448
Integrated Device Technology, Inc. (Æ)	70,800	1,152
Intel Corp.	170,800	4,034
International Business Machines Corp. (Û)	150,700	16,675

	Principal Amount ($) or Shares	Market Value $
Intuit, Inc. (Æ)	164,200	4,703
Jabil Circuit, Inc.	14,000	315
Juniper Networks, Inc. (Æ)(Ñ)	114,600	3,433
McAfee, Inc. (Æ)	33,700	1,209
MEMC Electronic Materials, Inc. (Æ)	16,900	1,036
Microsoft Corp. (Û)	1,346,100	39,023
National Instruments Corp.	16,400	531
National Semiconductor Corp.	39,200	1,019
NCR Corp. (Æ)	6,100	319
Nvidia Corp. (Æ)(Ñ)	68,400	3,130
Oracle Corp. (Æ)(Û)	1,225,600	23,433
Qualcomm, Inc.	36,700	1,529
RealNetworks, Inc. (Æ)	38,800	276
Seagate Technology, Inc. (Æ)	57,274	—
Sun Microsystems, Inc. (Æ)	468,600	2,390
Symantec Corp. (Æ)(Ñ)	524,000	10,061
Synopsys, Inc. (Æ)(Ñ)	112,001	2,740
Texas Instruments, Inc. (Ñ)	323,000	11,366
Tyco Electronics, Ltd. Class W (Æ)	3,600	129
Unisys Corp. (Æ)	95,600	773
Utstarcom, Inc. (Æ)(Ñ)	1,600	5
Western Digital Corp. (Æ)	94,300	2,013

		244,229

Utilities - 5.7%
AES Corp. (The) (Æ)	51,000	1,002
AGL Resources, Inc.	5,700	215
Alliant Energy Corp.	5,000	185
Alltel Corp.	8,100	534
Ameren Corp.	78,700	3,776
AT&T, Inc. (Û)	450,570	17,644
Centerpoint Energy, Inc. (Ñ)	80,700	1,330
CenturyTel, Inc. (Ñ)	78,700	3,610
Consolidated Edison, Inc. (Ñ)	2,600	114
Constellation Energy Group, Inc.	61,400	5,145
Duke Energy Corp. (Ñ)	331,600	5,647
Edison International	83,200	4,400
Embarq Corp.	39,850	2,462
Energy East Corp.	4,600	116
Entergy Corp. (Ñ)	15,800	1,579
FirstEnergy Corp. (Ñ)	72,150	4,383
KeySpan Corp. (Ñ)	4,700	195
Oneok, Inc. (Ñ)	63,400	3,218
PG&E Corp. (Ñ)	178,649	7,648
Public Service Enterprise Group, Inc.	50,700	4,368
Qwest Communications International, Inc. (Æ)(Ñ)	775,300	6,613
Sprint Nextel Corp.	475,400	9,760

Equity Q Fund	23

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Telephone & Data Systems, Inc.	1,800	120
Telephone & Data Systems, Inc. Class L (Ñ)	650	40
TXU Corp. (Ñ)	23,199	1,514
UGI Corp.	10,100	261
Verizon Communications, Inc. (Ñ)(Û)	254,000	10,826

		96,705

Total Common Stocks
(cost $1,667,958)		1,864,358

Short-Term Investments - 1.8%
Russell Investment Company Money Market Fund	29,094,900	29,095
United States Treasury Bills (ç)(z)(§) 4.649% due 09/27/07	2,000	1,986

Total Short-Term Investments
(cost $31,081)		31,081

Other Securities - 15.3%
Russell Investment Company Money Market Fund (×)	44,669,946	44,670
State Street Securities Lending Quality Trust (×)	216,875,076	216,875

Total Other Securities
(cost $261,545)		261,545

Total Investments - 126.5%
(identified cost $1,960,584)		2,156,984

Securities Sold Short - (11.1%)
Auto and Transportation - (0.5%)
AAR Corp. (Æ)	(2,700)	(81)
Expeditors International Washington, Inc.	(63,100)	(2,819)
Ford Motor Co. (Æ)	(187,600)	(1,596)
Gentex Corp.	(43,600)	(861)
Oshkosh Truck Corp.	(14,600)	(836)
Overseas Shipholding Group, Inc.	(10,600)	(822)
Southwest Airlines Co.	(134,300)	(2,103)

		(9,118)

Consumer Discretionary - (2.3%)
Best Buy Co., Inc.	(34,900)	(1,556)
CBS Corp. Class B	(37,100)	(1,177)
Chico’s FAS, Inc. (Æ)	(7,000)	(136)
Citadel Broadcasting Corp.	(6,800)	(34)

	Principal Amount ($) or Shares	Market Value $
Coldwater Creek, Inc. (Æ)	(16,200)	(319)
Discovery Holding Co. Class A (Æ)	(104,700)	(2,484)
Electronic Arts, Inc. (Æ)	(68,800)	(3,346)
Fastenal Co.	(36,000)	(1,623)
Hearst-Argyle Television, Inc. Class A	(1,700)	(36)
Lamar Advertising Co. Class A	(12,200)	(726)
Las Vegas Sands Corp. (Æ)	(64,200)	(5,601)
Limited Brands, Inc.	(191,000)	(4,613)
LKQ Corp. (Æ)	(5,000)	(142)
McClatchy Co. Class A	(39,300)	(960)
MGM Mirage (Æ)	(22,300)	(1,630)
MSC Industrial Direct Co., Inc. Class A	(16,200)	(815)
Office Depot, Inc. (Æ)	(46,400)	(1,158)
RH Donnelley Corp. (Æ)	(23,300)	(1,457)
RR Donnelley & Sons Co.	(36,900)	(1,559)
Service Corp. International	(59,800)	(725)
Starbucks Corp. (Æ)	(115,500)	(3,082)
Tiffany & Co.	(36,600)	(1,766)
Under Armour, Inc. Class A (Æ)	(2,800)	(172)
Urban Outfitters, Inc. (Æ)	(30,800)	(618)
Virgin Media, Inc.	(47,600)	(1,182)
Williams-Sonoma, Inc.	(12,500)	(385)
XM Satellite Radio Holdings, Inc. Class A (Æ)	(24,300)	(278)
Yahoo!, Inc. (Æ)	(42,300)	(983)

		(38,563)

Consumer Staples - (0.4%)
Hansen Natural Corp. (Æ)	(14,000)	(568)
Hershey Co. (The)	(41,800)	(1,943)
Kraft Foods, Inc. Class A	(116,800)	(3,825)

		(6,336)

Financial Services - (1.4%)
Annaly Capital Management, Inc. (ö)	(88,500)	(1,279)
Ares Capital Corp.	(9,300)	(145)
Capitol Federal Financial	(5,900)	(193)
Charles Schwab Corp. (The)	(122,600)	(2,468)
Citizens Republic Bancorp, Inc.	(28,400)	(457)
CME Group, Inc. Class A	(3,300)	(1,823)
E*Trade Financial Corp. (Æ)	(50,400)	(933)
Fidelity National Information Services, Inc.	(19,200)	(953)
GATX Corp.	(9,600)	(436)
MBIA, Inc.	(83,400)	(4,679)
National City Corp.	(70,600)	(2,075)
New York Community Bancorp, Inc.	(82,700)	(1,342)

24	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NYSE Euronext	(15,700)	(1,209)
PMI Group, Inc. (The)	(24,100)	(821)
Post Properties, Inc. (ö)	(8,700)	(383)
Rayonier, Inc. (ö)	(12,800)	(542)
State Street Corp.	(55,100)	(3,693)
TD Ameritrade Holding Corp. (Æ)	(45,000)	(763)

		(24,194)

Health Care - (1.4%)
Abbott Laboratories	(72,200)	(3,660)
Affymetrix, Inc. (Æ)	(20,400)	(497)
Alexion Pharmaceuticals, Inc. (Æ)	(9,100)	(529)
Allscripts Healthcare Solutions, Inc. (Æ)	(7,200)	(164)
American Medical Systems Holdings, Inc. (Æ)	(5,800)	(106)
Amylin Pharmaceuticals, Inc. (Æ)	(24,400)	(1,135)
BioMarin Pharmaceuticals, Inc. (Æ)	(14,700)	(266)
Brookdale Senior Living, Inc.	(15,200)	(608)
Celgene Corp. (Æ)	(25,500)	(1,544)
Cerner Corp. (Æ)	(16,100)	(851)
Chattem, Inc. (Æ)	(4,900)	(275)
Hologic, Inc. (Æ)	(1,800)	(93)
Humana, Inc. (Æ)	(52,800)	(3,384)
Inverness Medical Innovations, Inc. (Æ)	(7,000)	(339)
Medarex, Inc. (Æ)	(14,500)	(205)
Myriad Genetics, Inc. (Æ)	(9,600)	(359)
Omnicare, Inc.	(25,400)	(842)
Psychiatric Solutions, Inc. (Æ)	(5,000)	(171)
Quest Diagnostics, Inc.	(105,400)	(5,847)
Stericycle, Inc. (Æ)	(9,600)	(460)
Stryker Corp.	(24,400)	(1,523)
Techne Corp. (Æ)	(3,600)	(203)
Tenet Healthcare Corp. (Æ)	(5,700)	(30)

		(23,091)

Materials and Processing - (0.8%)
Archer-Daniels-Midland Co.	(77,400)	(2,601)
Bunge, Ltd.	(1,900)	(172)
EI Du Pont de Nemours & Co.	(77,500)	(3,622)
Hexcel Corp. (Æ)	(17,900)	(389)
Louisiana-Pacific Corp.	(34,000)	(630)
Martin Marietta Materials, Inc.	(11,900)	(1,630)
Mosaic Co. (The) (Æ)	(91,700)	(3,444)
Shaw Group, Inc. (The) (Æ)	(23,000)	(1,224)

		(13,712)

	Principal Amount ($) or Shares	Market Value $
Miscellaneous - (0.3%)
Fortune Brands, Inc.	(43,600)	(3,545)
ITT Corp.	(25,500)	(1,603)

		(5,148)

Other Energy - (1.7%)
Anadarko Petroleum Corp.	(37,800)	(1,903)
Arch Coal, Inc.	(36,800)	(1,100)
Baker Hughes, Inc.	(50,700)	(4,008)
Carrizo Oil & Gas, Inc. (Æ)	(5,600)	(205)
CNX Gas Corp. (Æ)	(2,600)	(70)
Crosstex Energy, Inc.	(3,500)	(101)
Denbury Resources, Inc. (Æ)	(20,500)	(820)
Diamond Offshore Drilling, Inc.	(32,500)	(3,353)
Encore Acquisition Co. (Æ)	(8,900)	(230)
EOG Resources, Inc.	(46,500)	(3,260)
Equitable Resources, Inc.	(39,000)	(1,837)
EXCO Resources, Inc. (Æ)	(37,300)	(651)
Forest Oil Corp. (Æ)	(9,200)	(372)
Peabody Energy Corp.	(109,200)	(4,615)
PetroHawk Energy Corp. (Æ)	(19,900)	(298)
Quicksilver Resources, Inc. (Æ)	(16,000)	(674)
Range Resources Corp.	(40,200)	(1,493)
Southwestern Energy Co. (Æ)	(19,300)	(784)
Whiting Petroleum Corp. (Æ)	(7,400)	(304)
Williams Cos., Inc.	(112,000)	(3,612)

		(29,690)

Producer Durables - (0.5%)
ACCO Brands Corp. (Æ)	(11,700)	(242)
American Tower Corp. Class A (Æ)	(37,200)	(1,550)
Briggs & Stratton Corp.	(29,300)	(831)
Bucyrus International, Inc. Class A	(6,700)	(426)
Danaher Corp.	(35,400)	(2,643)
DR Horton, Inc.	(80,300)	(1,310)
KB Home	(27,600)	(878)
MDC Holdings, Inc.	(12,300)	(566)
SBA Communications Corp. Class A (Æ)	(12,000)	(400)

		(8,846)

Technology - (1.1%)
Advanced Micro Devices, Inc. (Æ)	(118,900)	(1,610)
CA, Inc.	(62,400)	(1,565)
Cognizant Technology Solutions Corp. Class A (Æ)	(41,200)	(3,336)
Corning, Inc.	(119,100)	(2,839)
Equinix, Inc. (Æ)	(1,100)	(96)

Equity Q Fund	25

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Micron Technology, Inc. (Æ)	(223,600)	(2,654)
Motorola, Inc.	(141,900)	(2,411)
Network Appliance, Inc. (Æ)	(57,000)	(1,615)
SanDisk Corp. (Æ)	(44,300)	(2,376)
Spansion, Inc. Class A (Æ)	(4,500)	(48)
VeriFone Holdings, Inc. (Æ)	(14,700)	(535)

		(19,085)

Utilities - (0.7%)
Consolidated Edison, Inc.	(45,000)	(1,966)
DPL, Inc.	(26,700)	(710)
Hawaiian Electric Industries, Inc.	(16,200)	(369)
ITC Holdings Corp.	(10,000)	(420)
Leap Wireless International, Inc. (Æ)	(14,800)	(1,308)
Level 3 Communications, Inc. (Æ)	(182,000)	(952)
National Fuel Gas Co.	(22,000)	(954)
NeuStar, Inc. Class A (Æ)	(6,100)	(176)
Sempra Energy	(44,800)	(2,362)
Xcel Energy, Inc.	(138,800)	(2,818)

		(12,035)

Total Securities Sold Short
(proceeds $194,377)		(189,818)

Other Assets and Liabilities, Net - (15.4%)		(261,818)

Net Assets - 100.0%		1,705,348

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 1000 Index expiration date 09/07 (22)	8,756	(485)
S&P 500 E-Mini Index (CME) expiration date 09/07 (72)	5,263	(205)
S&P 500 Index (CME) expiration date 09/07 (14)	5,117	(229)
S&P Midcap 400 E-Mini Index (CME) expiration date 09/07 (124)	10,681	(556)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(1,475)

See accompanying notes which are an integral part of the financial statements.

26	Equity Q Fund

Russell Investment Company

International Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.7%
Australia - 3.7%
AGL Energy, Ltd. (Ñ)	6,813	89
Alinta, Ltd. (Ñ)	7,470	94
Amcor, Ltd.	532,911	3,099
AMP, Ltd.	158,733	1,354
Ansell, Ltd.	22,851	229
APN News & Media, Ltd.	2,806	14
Asciano Group (Æ)	2,718	22
Australia & New Zealand Banking Group, Ltd.	41,129	984
BHP Billiton, Ltd. (Ñ)	142,413	4,534
Brambles, Ltd. (Æ)	78,416	734
Caltex Australia, Ltd. (Ñ)	18,264	385
Centro Properties Group	18,731	125
CFS Gandel Retail Trust (Ñ)	6,632	12
Coca-Cola Amatil, Ltd.	17,998	139
Coles Group, Ltd.	20,106	247
Commonwealth Bank of Australia	24,078	1,107
CSL, Ltd.	78,350	5,869
CSR, Ltd. (Ñ)	748	2
David Jones, Ltd. (Ñ)	35,462	172
DB RREEF Trust	69,752	107
Foster’s Group, Ltd.	1,074,533	5,381
Futuris Corp., Ltd. (Ñ)	27,080	56
Goodman Group (Ñ)	27,497	141
GPT Group	38,566	146
Harvey Norman Holdings, Ltd.	6,114	27
Incitec Pivot, Ltd.	30,180	1,942
Insurance Australia Group, Ltd. (Ñ)	31,387	152
Investa Property Group (Ñ)	21,869	54
Leighton Holdings, Ltd. (Ñ)	10,892	360
Macquarie Airports	391,058	1,441
Macquarie Bank, Ltd. (Ñ)	47,451	3,297
Macquarie Communications Infrastructure Group (Ñ)	1,197	6
Macquarie Infrastructure Group	356,605	991
Macquarie Office Trust	8,799	11
Minara Resources, Ltd. (Ñ)	33,966	178
Mirvac Group (Ñ)	10,625	46
Multiplex Group	9,117	39
National Australia Bank, Ltd.	489,899	15,920
Orica, Ltd.	4,846	116
Oxiana, Ltd. (Ñ)	471,400	1,471
Pacific Brands, Ltd.	137,899	419
Qantas Airways, Ltd.	94,587	460
QBE Insurance Group, Ltd.	129,667	3,295
Rinker Group, Ltd. (Ñ)	16,079	249

	Principal Amount ($) or Shares	Market Value $
Rio Tinto, Ltd. (Ñ)	39,343	3,085
Santos, Ltd.	37,445	421
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	22,400	—
Stockland (Ñ)	19,799	130
Symbion Health, Ltd.	8,197	29
Tattersall’s, Ltd. (Ñ)	59,656	247
Telstra Corp., Ltd. (Ñ)	2,082,273	8,091
Transurban Group (Æ)(Ñ)	93,487	565
Wesfarmers, Ltd. (Ñ)	88,586	2,914
Westfield Group (Ñ)	32,907	531
Westpac Banking Corp.	35,448	787
Woolworths, Ltd.	13,984	323
Zinifex, Ltd.	145,921	2,469

		75,108

Austria - 0.7%
Erste Bank der Oesterreichischen Sparkassen AG (Ñ)	108,744	8,192
OMV AG	20,000	1,245
Voestalpine AG (Ñ)	48,300	4,006

		13,443

Belgium - 0.6%
Belgacom SA	20,091	809
Fortis	133,380	5,306
Fortis (Ñ)	104,235	4,141
InBev NV (Ñ)	24,411	1,956
Omega Pharma SA	865	75
Solvay SA	1,915	291

		12,578

Bermuda - 0.9%
Aquarius Platinum, Ltd.	36,220	1,067
Benfield Group, Ltd. (Ñ)	179,690	1,174
Catlin Group, Ltd.	40,037	384
Credicorp, Ltd. (Ñ)	23,700	1,525
Esprit Holdings, Ltd.	243,750	3,302
Jardine Matheson Holdings, Ltd.	90,100	2,167
Jardine Strategic Holdings, Ltd.	4,000	52
Li & Fung, Ltd.	574,200	2,002
Noble Group, Ltd.	46,000	51
Orient Overseas International, Ltd.	14,900	178
Pacific Basin Shipping, Ltd.	758,000	1,110
People’s Food Holdings, Ltd.	40,000	46
SeaDrill, Ltd. (Æ)	145,300	2,923
Shangri-La Asia, Ltd.	730,000	1,729
Vostok Gas, Ltd. (Æ)(Ñ)	5,750	331

		18,041

International Fund	27

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brazil - 1.3%
All America Latina Logistica SA	61,894	841
Banco do Brasil SA	43,800	688
Cia Vale do Rio Doce - ADR	137,200	6,724
Gafisa SA	92,278	1,470
Gerdau SA - ADR (Ñ)	30,800	778
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	31,357	782
JHSF Participacoes SA (Æ)	140,190	852
Petroleo Brasileiro SA - ADR	67,270	4,366
Redecard SA (Æ)	131,090	2,248
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)	71,155	8,300

		27,049

Canada - 2.1%
Agrium, Inc.	32,500	1,366
AUR Resources, Inc. (Ñ)	17,000	651
Bombardier, Inc. (Æ)	109,289	661
Cameco Corp. (Ñ)	17,000	693
Canadian Imperial Bank of Commerce/Canada	20,800	1,804
Canadian National Railway Co.	56,573	2,949
EnCana Corp. (Ñ)	11,700	716
Gerdau Ameristeel Corp.	56,700	748
HudBay Minerals, Inc. (Æ)	32,300	792
Inmet Mining Corp.	8,400	732
Methanex Corp.	37,897	937
Potash Corp. of Saskatchewan	24,964	2,016
Research In Motion, Ltd. (Æ)	51,920	11,111
Rogers Communications, Inc. Class B (Ñ)	213,500	9,650
Shoppers Drug Mart Corp.	40,034	1,961
Suncor Energy, Inc.	31,300	2,830
Teck Cominco, Ltd. Class B (Ñ)	16,400	728
Teck Cominco, Ltd. Class B	33,100	1,468

		41,813

Cayman Islands - 0.5%
ASM Pacific Technology (Ñ)	5,500	50
Ctrip.com International, Ltd. - ADR (Ñ)	40,800	1,573
Foxconn International Holdings, Ltd. (Æ)(Ñ)	446,400	1,286
Kingboard Chemical Holdings, Ltd.	27,000	149
Melco PBL Entertainment Macau, Ltd. - ADR (Æ)(Ñ)	185,405	2,459
Noble Corp. (Ñ)	17,100	1,752

	Principal Amount ($) or Shares	Market Value $
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	46,100	1,859
Tencent Holdings, Ltd.	10,000	46
Tingyi Cayman Islands Holding Corp. (Ñ)	50,000	59

		9,233

China - 0.6%
China Coal Energy Co. (Æ)	1,097,000	2,017
China Communications Construction Co., Ltd. Class H	1,517,300	3,413
China Construction Bank Corp. Class H (Ñ)	2,232,000	1,659
China Merchants Bank Co., Ltd. (Ñ)	657,000	2,341
China Petroleum & Chemical Corp. Class H	1,250,000	1,311
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	962,000	1,731

		12,472

Colombia - 0.1%
BanColombia SA - ADR	37,700	1,364

Czech Republic - 0.1%
Komercni Banka AS	6,719	1,336

Denmark - 0.6%
Carlsberg A/S Class B	18,125	2,335
FLSmidth & Co. A/S (Ñ)	44,100	3,894
Novo Nordisk A/S Class B	6,650	700
Sydbank A/S	8,000	405
Topdanmark A/S (Æ)	3,160	539
Vestas Wind Systems A/S (Æ)	53,900	3,571

		11,444

Egypt - 0.1%
Orascom Construction Industries - GDR	10,237	1,441

Finland - 1.5%
Cargotec Corp. Class B (Ñ)	2,037	106
Kesko OYJ Class B (Ñ)	11,639	620
Nokia OYJ (Ñ)	479,483	13,715
Orion OYJ Class B	10,646	281
Outokumpu OYJ	13,498	421
Outotec Oyj	86,562	5,114
Rautaruukki OYJ	15,774	1,039
Stora Enso Oyj Class R (Ñ)	117,180	2,015
UPM-Kymmene OYJ	159,081	3,536

28	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wartsila Oyj Class B (Ñ)	33,900	2,377
YIT OYJ (Ñ)	57,600	1,836

		31,060

France - 11.4%
Accor SA (Ñ)	43,970	3,760
Air France-KLM (Ñ)	38,880	1,757
Air Liquide (Ñ)	27,520	3,550
Alcatel-Lucent - ADR (Ñ)	173,770	2,016
Alstom RGPT (Ñ)	69,171	12,439
Arkema (Æ)(Ñ)	16,120	1,040
AXA SA (Ñ)	154,922	6,027
BNP Paribas (Ñ)	126,835	13,936
Bouygues SA (Ñ)	670	54
Carrefour SA (Ñ)	79,418	5,664
Casino Guichard Perrachon SA (Ñ)	6,796	666
Christian Dior SA	4,470	550
Cie de Saint-Gobain (Ñ)	116,923	13,030
Cie Generale d’Optique Essilor International SA (Ñ)	23,498	1,431
Cie Generale de Geophysique-Veritas (Æ)(Ñ)	16,628	4,213
CNP Assurances (Ñ)	10,957	1,436
Compagnie Generale des Etablissements Michelin Class B (Ñ)	16,200	2,119
Credit Agricole SA (Ñ)	313,916	11,980
Electricite de France (Ñ)	34,547	3,516
France Telecom SA (Ñ)	146,896	3,943
Gaz de France SA (Ñ)	42,420	1,976
JC Decaux SA (Ñ)	84,329	2,635
L’Oreal SA (Ñ)	37,575	4,295
Lafarge SA (Ñ)	1,082	182
Lagardere SCA (Ñ)	26,200	2,069
Legrand SA	68,160	2,330
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	56,114	6,271
Neopost SA (Ñ)	8,995	1,311
Nexans SA (Ñ)	2,603	459
NicOx SA (Æ)(Ñ)	18,262	424
Pernod-Ricard SA (Ñ)	19,856	4,161
Renault SA (Ñ)	89,214	12,843
Rhodia SA (Æ)(Ñ)	16,313	739
Safran SA	41,054	1,021
Sanofi-Aventis (Ñ)	122,869	10,271
Schneider Electric SA (Ñ)	45,577	6,104
Societe Generale (Ñ)	93,216	15,961
Societe Television Francaise 1 (Ñ)	39,588	1,325
Sodexho Alliance SA (Ñ)	6,652	438

	Principal Amount ($) or Shares	Market Value $
Suez SA (Æ)(Ñ)	18,451	967
Suez SA (Æ)	27,332	—
Thales SA (Ñ)	59,653	3,413
Thomson (Æ)	16,449	270
Total SA (Ñ)	393,321	31,108
Total SA - ADR	25,100	1,973
UBISOFT Entertainment (Æ)	6,005	393
Unibail-Rodamco	2,406	568
Valeo SA	23,380	1,209
Vallourec SA (Ñ)	8,169	2,118
Veolia Environnement (Ñ)	167,929	12,440
Vivendi Universal SA (Ñ)	164,684	6,988

		229,389

Germany - 8.2%
Allianz SE (Ñ)	50,289	10,583
Altana AG	16,933	397
Arcandor AG (Æ)(Ñ)	157,010	4,810
BASF AG	38,655	4,970
Bayer AG (Ñ)	182,346	12,858
Bayerische Motoren Werke AG (Ñ)	36,140	2,233
Beiersdorf AG	14,349	997
Bilfinger Berger AG	23,410	2,007
Continental AG (Ñ)	90,452	12,948
DaimlerChrysler AG	100,933	9,070
Deutsche Bank AG (Ñ)	38,172	5,176
Deutsche Boerse AG	31,710	3,649
Deutsche Lufthansa AG	112,300	3,141
Deutsche Telekom AG (Ñ)	550,331	9,418
Deutz AG (Æ)(Ñ)	12,695	164
E.ON AG (Ñ)	104,823	16,535
Epcos AG	31,473	632
GEA Group AG (Æ)	39,800	1,318
Hochtief AG	5,343	538
Hugo Boss AG (Ñ)	3,168	208
Infineon Technologies AG (Æ)(Ñ)	186,365	3,074
Kloeckner & Co. AG	4,088	301
Lanxess AG	23,121	1,237
Linde AG (Ñ)	43,472	5,112
Metro AG	67,574	5,233
MTU Aero Engines Holding AG	30,223	2,057
Muenchener Rueckversicherungs AG (Ñ)	29,808	5,116
RWE AG (Ñ)	111,190	11,742
Salzgitter AG (Ñ)	20,908	4,233
SGL Carbon AG (Æ)	26,900	1,403
Siemens AG	58,739	7,381
Solarworld AG (Ñ)	26,598	1,275

International Fund	29

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Stada Arzneimittel AG (Ñ)	22,043	1,425
ThyssenKrupp AG	2,694	149
Tognum AG (Æ)	63,000	2,056
United Internet AG (Ñ)	72,678	1,291
Volkswagen AG (Ñ)	21,881	3,939
Wacker Chemie AG (Ñ)	28,578	6,953

		165,629

Greece - 0.4%
National Bank of Greece SA	107,063	6,335
Piraeus Bank SA	22,823	820
Public Power Corp. SA	46,660	1,402

		8,557

Guernsey - 0.0%
Amdocs, Ltd. (Æ)(Ñ)	27,225	985

Hong Kong - 1.3%
Bank of East Asia, Ltd.	21,000	126
BOC Hong Kong Holdings, Ltd.	93,000	239
Cheung Kong Holdings, Ltd.	160,400	2,249
China Merchants Holdings International Co., Ltd.	351,800	1,706
China Mobile, Ltd.	732,000	8,418
China Netcom Group Corp. Hong Kong, Ltd.	244,000	629
China Resources Enterprise	318,900	1,273
China Unicom, Ltd.	38,000	68
CLP Holdings, Ltd.	28,000	188
CNOOC, Ltd.	2,224,450	2,646
Hang Lung Group, Ltd.	23,000	112
Hang Seng Bank, Ltd.	9,900	156
Henderson Land Development Co., Ltd.	33,000	237
Hong Kong Exchanges and Clearing, Ltd.	13,500	221
HongKong Electric Holdings	748,500	3,708
Hopewell Holdings (Ñ)	25,000	108
Hutchison Whampoa, Ltd.	19,000	202
Link REIT (The) (ö)	32,500	68
New World Development, Ltd.	33,000	81
Sino Land Co.	22,000	49
Sun Hung Kai Properties, Ltd.	12,000	153
Swire Pacific, Ltd.	25,500	289
Techtronic Industries Co.	14,000	16
Television Broadcasts, Ltd.	22,000	150
Wharf Holdings, Ltd. (Ñ)	773,537	3,199
Wheelock & Co., Ltd.	70,000	181

		26,472

	Principal Amount ($) or Shares	Market Value $
India - 0.2%
ICICI Bank, Ltd. - ADR (Ñ)	58,289	2,584
Infosys Technologies, Ltd. - ADR	21,200	1,091
Satyam Computer Services, Ltd. - ADR	23,100	616

		4,291

Indonesia - 0.3%
Bank Central Asia Tbk PT	1,700,000	1,141
Bank Mandiri Persero Tbk PT	5,238,500	1,968
Bumi Resources Tbk PT	6,683,500	1,923
Telekomunikasi Indonesia Tbk PT	1,681,500	2,020

		7,052

Ireland - 0.1%
Elan Corp. PLC - ADR (Æ)(Ñ)	79,300	1,485
Ryanair Holdings PLC - ADR (Æ)(Ñ)	31,226	1,296

		2,781

Israel - 0.1%
Check Point Software Technologies (Æ)	65,300	1,591

Italy - 3.7%
Alleanza Assicurazioni SpA (Ñ)	207,814	2,611
Ansaldo STS SpA (Æ)	198,813	2,757
Arnoldo Mondadori Editore SpA (Ñ)	234,654	2,195
Assicurazioni Generali SpA (Ñ)	26,769	1,049
Banco Popolare Scarl (Æ)(Ñ)	73,902	1,824
Benetton Group SpA (Ñ)	21,737	362
Bulgari SpA	80,756	1,169
Buzzi Unicem SpA (Ñ)	77,098	2,375
Capitalia SpA	35,959	338
ENI SpA	404,318	14,130
Esprinet SpA (Ñ)	5,293	101
Fiat SpA	166,557	4,910
Fondiaria-Sai SpA	63,536	3,020
Indesit Co. SpA (Ñ)	17,506	383
Intesa Sanpaolo SpA	1,396,010	10,504
Italcementi SpA (Ñ)	93,134	2,563
Luxottica Group SpA (Ñ)	57,541	2,090
Mediaset SpA	362,897	3,786
Milano Assicurazioni SpA (Ñ)	84,307	648
Parmalat Finanziaria (Æ)(Ñ)(B)	46,200	—
Snam Rete Gas SpA (Ñ)	92,983	513
Telecom Italia SpA (Ñ)	2,016,837	4,339
UniCredito Italiano SpA	1,661,942	14,018
Unione di Banche Italiane SCPA	2,967	73

		75,758

30	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Japan - 16.3%
Aderans Co., Ltd. (Ñ)	1,700	32
Aeon Credit Service Co., Ltd. (Ñ)	79,900	1,133
Aioi Insurance Co., Ltd. (Ñ)	13,000	77
Amada Co., Ltd.	25,000	293
Asahi Breweries, Ltd.	30,000	426
Asahi Glass Co., Ltd. (Ñ)	189,000	2,532
Asahi Kasei Corp. (Ñ)	58,000	414
Astellas Pharma, Inc.	95,200	3,906
Bank of Nagoya, Ltd. (The)	14,000	88
Bank of Yokohama, Ltd. (The)	48,000	335
Bosch Corp.	64,000	334
Bridgestone Corp. (Ñ)	79,500	1,678
Brother Industries, Ltd.	33,000	475
Canon Marketing Japan, Inc.	6,500	118
Canon, Inc.	320,850	17,047
Capcom Co., Ltd.	4,500	91
Chugai Pharmaceutical Co., Ltd. (Ñ)	101,200	1,755
COMSYS Holdings Corp.	10,000	111
Daihatsu Motor Co., Ltd.	11,000	112
Daiichi Sankyo Co., Ltd.	14,400	403
Daikin Industries, Ltd.	53,100	2,071
Dainippon Sumitomo Pharma Co., Ltd.	8,000	76
Daishi Bank, Ltd. (The)	9,000	38
Daiwa House Industry Co., Ltd.	65,210	856
Daiwa Securities Group, Inc.	102,590	1,087
Denki Kagaku Kogyo Kabushiki Kaisha	53,000	265
Denso Corp.	8,200	309
EDION Corp. (Ñ)	63,700	695
Eisai Co., Ltd.	4,500	190
Elpida Memory, Inc. (Æ)(Ñ)	43,400	1,945
Fanuc, Ltd.	47,500	5,159
Fuji Fire & Marine Insurance Co., Ltd. (The)	47,000	181
Fuji Heavy Industries, Ltd.	49,000	230
Fuji Television Network, Inc.	1,230	2,488
FUJIFILM Holdings Corp.	11,600	505
Fujitsu, Ltd.	231,000	1,531
Hakuhodo DY Holdings, Inc.	600	39
Hankyu Department Stores (Ñ)	5,000	48
Hirose Electric Co., Ltd. (Ñ)	8,900	1,100
Hitachi, Ltd. (Ñ)	62,000	443
Hokkaido Electric Power Co., Inc.	4,600	95
Honda Motor Co., Ltd.	63,500	2,295
Hosiden Corp.	28,500	442
Hyakugo Bank, Ltd. (The)	5,000	32
Hyakujushi Bank, Ltd. (The)	4,000	20

	Principal Amount ($) or Shares	Market Value $
Ibiden Co., Ltd. (Ñ)	73,300	5,366
Inpex Holdings, Inc.	181	1,828
Isuzu Motors, Ltd.	364,000	1,981
Itochu Corp.	69,000	866
Izumi Co., Ltd. (Ñ)	6,300	100
Japan Steel Works, Ltd. (The)	186,500	2,974
Japan Tobacco, Inc.	1,001	5,122
JFE Holdings, Inc.	82,700	5,678
JFE Shoji Holdings, Inc.	12,000	90
JGC Corp. (Ñ)	25,000	517
Joyo Bank, Ltd. (The)	564,480	3,286
Kagoshima Bank, Ltd. (The)	12,000	88
Kandenko Co., Ltd. (Ñ)	24,000	141
Kansai Electric Power Co., Inc. (The)	39,400	874
Kao Corp.	583,000	16,073
Kawasaki Kisen Kaisha, Ltd. (Ñ)	42,000	574
KDDI Corp.	528	3,513
Keiyo Bank, Ltd. (The)	27,000	152
Kinden Corp.	2,000	18
Kobe Steel, Ltd.	113,000	440
Komatsu, Ltd.	240,600	7,639
Komori Corp. (Ñ)	5,000	114
Kose Corp. (Ñ)	129,710	3,604
Kubota Corp.	43,000	359
Kyocera Corp.	2,800	271
Kyushu Electric Power Co., Inc.	60,300	1,433
Leopalace21 Corp.	2,200	70
Makita Corp.	8,100	372
Marubeni Corp.	313,000	3,015
Matsushita Electric Industrial Co., Ltd. (Ñ)	53,000	967
Matsushita Electric Works, Ltd.	47,000	592
Mazda Motor Corp.	95,000	542
Meiji Dairies Corp. (Ñ)	23,000	136
MID Reit, Inc. Class A (ö)	218	1,004
Millea Holdings, Inc.	149,400	5,918
Mitsubishi Chemical Holdings Corp.	105,500	960
Mitsubishi Corp.	248,600	7,344
Mitsubishi Electric Corp.	67,000	718
Mitsubishi Estate Co., Ltd.	24,000	610
Mitsubishi Heavy Industries, Ltd.	321,000	2,262
Mitsubishi UFJ Financial Group, Inc.	360	3,843
Mitsui & Co., Ltd.	137,000	3,252
Mitsui Chemicals, Inc. (Ñ)	285,000	2,221
Mitsui Engineering & Shipbuilding Co., Ltd. (Ñ)	296,700	1,626
Mitsui Fudosan Co., Ltd.	18,000	471
Mitsui OSK Lines, Ltd.	421,000	6,582
Mitsui Trust Holdings, Inc.	276,000	2,445

International Fund	31

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mitsui-Soko Co., Ltd. (Ñ)	255,750	1,403
Mitsumi Electric Co., Ltd. (Ñ)	61,900	2,411
Mizuho Financial Group, Inc.	431	3,046
Mori Seiki Co., Ltd.	2,800	92
Namco Bandai Holdings, Inc. (Ñ)	76,800	1,204
New City Residence Investment Corp. Class A (ö)	209	1,089
Nichirei Corp.	76,000	365
Nikon Corp. (Ñ)	120,300	3,859
Nintendo Co., Ltd.	30,100	14,740
Nippon Commercial Investment Corp. (ö)	417	1,800
Nippon Electric Glass Co., Ltd.	137,200	2,148
Nippon Express Co., Ltd. (Ñ)	44,000	238
Nippon Mining Holdings, Inc.	197,000	1,984
Nippon Oil Corp.	81,000	730
Nippon Residential Investment Corp. Class A (ö)(Ñ)	258	1,412
Nippon Steel Corp. (Ñ)	119,000	899
Nippon Telegraph & Telephone Corp.	855	3,732
Nippon Yusen KK	274,000	2,757
Nipponkoa Insurance Co., Ltd.	534,000	4,881
Nissan Motor Co., Ltd.	234,900	2,498
Nisshin Seifun Group, Inc.	15,000	140
Nisshin Steel Co., Ltd.	30,000	131
Nisshinbo Industries, Inc.	10,000	124
Nitto Denko Corp.	14,600	767
Nomura Holdings, Inc.	549,620	10,484
Noritsu Koki Co., Ltd. (Ñ)	1,200	25
NTN Corp.	40,000	329
NTT Data Corp. (Ñ)	26	109
NTT DoCoMo, Inc.	551	765
Oki Electric Industry Co., Ltd. (Æ)(Ñ)	383,000	742
Omron Corp.	65,400	1,740
ORIX Corp.	13,500	3,255
Pacific Metals Co., Ltd. (Ñ)	20,000	347
QP Corp.	5,100	50
Resona Holdings, Inc. (Ñ)	127	274
Ricoh Co., Ltd. (Ñ)	186,000	4,043
San-In Godo Bank, Ltd. (The)	9,000	79
Santen Pharmaceutical Co., Ltd.	4,800	113
Sapporo Hokuyo Holdings, Inc.	21	226
Seino Holdings Corp. (Ñ)	11,000	107
Sekisui House, Ltd. (Ñ)	16,000	199
Seven & I Holdings Co., Ltd. (Ñ)	139,390	3,920
Sharp Corp.	148,000	2,560
Shiga Bank, Ltd. (The)	3,000	19
Shin-Etsu Chemical Co., Ltd.	18,700	1,384

	Principal Amount ($) or Shares	Market Value $
Shinsei Bank, Ltd.	38,000	142
Shinwa Kaiun Kaisha, Ltd. (Ñ)	18,000	161
Shizuoka Bank, Ltd. (The) (Ñ)	122,000	1,228
Showa Denko KK	30,000	105
Showa Shell Sekiyu KK	39,854	494
Sohgo Security Services Co., Ltd.	12,800	212
Sompo Japan Insurance, Inc.	30,000	349
Sony Corp.	59,500	3,148
Sugi Pharmacy Co., Ltd.	47,900	1,067
Sumco Corp. (Ñ)	94,600	4,863
Sumco Techxiv Corp. (Ñ)	1,000	70
Sumitomo Bakelite Co., Ltd. (Ñ)	356,620	2,554
Sumitomo Corp.	12,800	248
Sumitomo Heavy Industries, Ltd.	127,900	1,571
Sumitomo Metal Industries, Ltd.	75,000	436
Sumitomo Mitsui Financial Group, Inc. (Ñ)	426	3,868
Sumitomo Realty & Development Co., Ltd.	7,000	208
Sumitomo Trust & Banking Co., Ltd. (The)	438,130	3,716
Suzuken Co., Ltd.	4,700	146
Suzuki Motor Corp. (Ñ)	134,080	3,904
Taiheiyo Cement Corp.	205,000	875
Takeda Pharmaceutical Co., Ltd.	143,450	9,366
Terumo Corp.	15,000	639
Tobu Railway Co., Ltd. (Ñ)	16,000	70
Toho Co., Ltd./Tokyo (Ñ)	8,100	149
Tokai Rubber Industries, Inc.	12,700	230
Tokuyama Corp. (Ñ)	61,000	891
Tokyo Electric Power Co., Inc. (The) (Ñ)	96,900	2,581
Tokyo Gas Co., Ltd.	290,000	1,256
Tokyu Corp.	21,000	131
Tokyu Land Corp.	173,000	1,624
Toshiba Corp. (Ñ)	408,000	3,863
Toyo Seikan Kaisha, Ltd.	4,000	70
Toyo Suisan Kaisha, Ltd.	3,000	50
Toyota Auto Body Co., Ltd.	4,000	66
Toyota Boshoku Corp.	5,100	133
Toyota Motor Corp.	422,800	25,583
West Japan Railway Co.	1,003	4,540
Yamada Denki Co., Ltd. (Ñ)	34,130	3,416
Yamaha Corp.	5,000	109
Yamaha Motor Co., Ltd.	3,300	93
Yamato Holdings Co., Ltd.	4,000	60
Yamato Kogyo Co., Ltd. (Ñ)	4,900	233
Yokohama Rubber Co., Ltd. (The)	12,000	85

		329,374

32	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Luxembourg - 0.3%
Evraz Group SA - GDR	31,722	1,545
Millicom International Cellular SA (Æ)(Ñ)	46,100	3,702
SES	42,500	897

		6,144

Malaysia - 0.1%
Bumiputra-Commerce Holdings BHD	570,828	1,931

Mexico - 0.7%
America Movil SAB de CV Series L	159,874	9,573
Grupo Televisa SA - ADR	143,948	3,635

		13,208

Namibia - 0.0%
Hunter Douglas NV	3,514	345

Netherlands - 3.7%
ABN AMRO Holding NV (Ñ)	32,965	1,581
Arcelor Mittal	40,090	2,460
Arcelor Mittal (Ñ)	49,342	3,020
ASML Holding NV (Æ)(Ñ)	188,696	5,536
Boskalis Westminster	33,030	1,286
Corporate Express (Ñ)	251,257	3,407
Heineken Holding NV	4,719	254
Heineken NV	153,556	9,738
ING Groep NV (Ñ)	474,211	20,058
Koninklijke Ahold NV (Æ)	106,503	1,350
Koninklijke BAM Groep NV	49,722	1,434
Koninklijke Philips Electronics NV	73,349	2,959
OCE NV (Ñ)	19,995	463
Reed Elsevier NV (Ñ)	267,224	4,900
Rodamco Europe NV	1,978	255
Royal KPN NV (Ñ)	91,302	1,410
SBM Offshore NV	32,401	1,338
TNT NV (Ñ)	76,200	3,258
Unilever NV	226,150	6,824
Vedior NV	51,100	1,322
Wolters Kluwer NV	44,700	1,302

		74,155

Netherlands Antilles - 0.3%
Schlumberger, Ltd. (Ñ)	72,467	6,864

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	834,826	2,885

	Principal Amount ($) or Shares	Market Value $
Norway - 0.5%
Aker Kvaerner ASA	73,500	1,869
Renewable Energy Corp. AS (Æ)	127,350	4,963
Statoil ASA (Ñ)	77,558	2,277
Yara International ASA	47,000	1,263

		10,372

Portugal - 0.1%
Energias de Portugal SA	330,575	1,881

Russia - 0.1%
LUKOIL - ADR	7,450	600
Mobile Telesystems - ADR (Æ)	17,800	1,138

		1,738

Singapore - 0.7%
Allgreen Properties, Ltd.	41,000	48
Ascendas Real Estate Investment Trust (Æ)(ö)(Ñ)	9,000	16
CapitaCommercial Trust (Æ)(ö)(Ñ)	9,000	16
CapitaLand, Ltd. (Ñ)	574,000	2,800
CapitaMall Trust (Æ)(ö)	11,000	27
Creative Technology, Ltd.	6,800	32
DBS Group Holdings, Ltd.	205,700	3,090
Flextronics International, Ltd. (Æ)(Ñ)	97,000	1,083
Jardine Cycle & Carriage, Ltd.	10,000	106
Keppel Corp., Ltd.	21,000	183
NatSteel, Ltd.	44,400	52
Neptune Orient Lines, Ltd. (Ñ)	42,000	152
Olam International, Ltd.	18,000	35
Oversea-Chinese Banking Corp.	480,800	2,852
Pacific Century Regional Developments, Ltd. (Æ)	127,000	34
SembCorp Industries, Ltd.	23,580	88
Singapore Airlines, Ltd.	21,000	265
Singapore Telecommunications, Ltd.	1,158,500	2,641
STATS ChipPAC, Ltd. (Æ)(Ñ)	22,851	26
Suntec Real Estate Investment Trust (Æ)(ö)(Ñ)	5,000	6
United Overseas Bank, Ltd.	29,000	425
Wing Tai Holdings, Ltd.	31,000	75

		14,052

South Africa - 0.2%
MTN Group, Ltd.	167,600	2,346
Sanlam, Ltd.	209,900	661
Standard Bank Group, Ltd.	19,000	270

		3,277

International Fund	33

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Korea - 1.5%
Daelim Industrial Co.	10,935	1,873
Hynix Semiconductor, Inc. (Æ)(Ñ)	15,400	621
Hyundai Engineering & Construction Co., Ltd. (Æ)	15,900	1,362
Hyundai Heavy Industries	7,400	2,846
Hyundai Mobis	7,500	809
Hyundai Motor Co.	29,484	2,593
Industrial Bank of Korea (Ñ)	34,000	779
Kookmin Bank	5,500	476
Kookmin Bank - ADR	31,380	2,692
LG Electronics, Inc.	42,986	3,613
LG.Philips LCD Co., Ltd. (Æ)(Ñ)	42,016	1,958
POSCO	3,187	1,833
Samsung Electronics Co., Ltd.	11,450	7,538
Samsung Heavy Industries Co., Ltd.	24,230	1,319
Shinhan Financial Group Co., Ltd.	9,200	625

		30,937

Spain - 2.2%
Altadis SA (Ñ)	5,896	388
Avanzit SA (Æ)(Ñ)	75,270	538
Banco Bilbao Vizcaya Argentaria SA (Ñ)	107,335	2,623
Banco Santander Central Hispano SA (Ñ)	430,701	8,074
Endesa SA (Ñ)	13,647	736
Gamesa Corp. Tecnologica SA (Ñ)	86,509	3,487
Gas Natural SDG SA	14,050	802
Gestevision Telecinco SA (Ñ)	30,363	825
Grifols SA	34,622	731
Iberdrola SA (Ñ)	154,107	8,553
Iberia Lineas Aereas de Espana	186,365	878
Mapfre SA (Ñ)	105,859	490
Repsol YPF SA (Ñ)	130,195	4,905
Telefonica SA	445,444	10,399

		43,429

Sweden - 1.4%
Alfa Laval AB	55,900	3,518
Atlas Copco AB Class A	52,500	902
D Carnegie & Co. AB (Ñ)	14,700	286
Electrolux AB	109,700	2,772
JM AB	21,200	643
Kungsleden AB (Ñ)	14,300	183
Lindex AB	3,600	47
Nobia AB	3,650	44
Nordea Bank AB	204,040	3,279

	Principal Amount ($) or Shares	Market Value $
Sandvik AB	59,200	1,191
Scania AB Class B	53,100	1,257
Ssab Svenskt Stal AB (Ñ)
Class A	130,800	4,677
Class B	5,800	196
Svenska Cellulosa AB Class B	92,100	1,629
Telefonaktiebolaget LM Ericsson Class B	1,598,960	5,991
TeliaSonera AB (Ñ)	70,000	530
Volvo AB
Class A	14,700	271
Class B	35,950	654

		28,070

Switzerland - 6.5%
ABB, Ltd.	307,754	7,396
Actelion, Ltd. (Æ)	112,442	5,988
Barry Callebaut AG (Æ)	207	151
Clariant AG (Æ)	125,591	1,938
Compagnie Financiere Richemont SA Class A (Ñ)	51,470	3,225
Credit Suisse Group (Æ)	93,688	6,115
Geberit AG	5,131	842
Givaudan SA	3,820	3,578
Holcim, Ltd.	70,284	7,457
Julius Baer Holding AG	148,189	10,354
Kudelski SA (Ñ)	7,601	257
Kuehne & Nagel International AG	8,804	860
Kuoni Reisen Holding	226	133
Lonza Group AG (Ñ)	30,055	2,843
Nestle SA	66,307	25,332
Novartis AG	185,459	10,018
Roche Holding AG	108,750	19,259
Sonova Holding AG	9,604	924
Sulzer AG	640	847
Swatch Group AG	74,997	4,367
Swiss Reinsurance	101,025	8,632
Swisscom AG	1,875	637
Syngenta AG (Æ)	12,537	2,367
UBS AG	126,986	7,045
Zurich Financial Services AG	5,790	1,684

		132,249

Taiwan - 0.4%
AU Optronics Corp.	369,000	629
HON HAI Precision Industry Co., Ltd.	228,100	1,881
Siliconware Precision Industries Co.	529,239	1,005

34	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taiwan Semiconductor Manufacturing Co., Ltd.	370,844	731
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	155,760	1,581
United Microelectronics Corp.	1,087,000	604
United Microelectronics Corp. - ADR (Ñ)	588,630	1,901

		8,332

Thailand - 0.1%
Bangkok Bank PCL	386,110	1,455
PTT PCL	48,200	448

		1,903

Turkey - 0.1%
Turkiye Garanti Bankasi AS	412,800	2,808

United Kingdom - 16.7%
3i Group PLC	1,958	42
Anglo American PLC	19,299	1,107
Antofagasta PLC	64,748	948
ARM Holdings PLC (Ñ)	797,201	2,367
AstraZeneca PLC	108,788	5,636
Atkins WS PLC	17,543	369
Autonomy Corp. PLC (Æ)	87,800	1,479
Aviva PLC	351,397	4,869
BAE Systems PLC	928,385	7,842
Barclays PLC	332,045	4,659
BG Group PLC	471,794	7,702
BHP Billiton PLC	148,653	4,382
Bovis Homes Group PLC	2,592	41
BP PLC	1,044,252	12,124
BP PLC - ADR (Ñ)	47,270	3,281
Brit Insurance Holdings PLC	51,257	351
British Airways PLC (Æ)	89,620	720
British American Tobacco PLC	23,492	758
British Energy Group PLC	119,478	1,205
British Land Co. PLC (ö)	11,148	278
British Sky Broadcasting Group PLC	388,636	5,219
BT Group PLC	621,475	3,956
Burberry Group PLC	156,755	1,999
Cadbury Schweppes PLC	375,861	4,676
Carnival PLC	16,248	709
Carphone Warehouse Group PLC (Ñ)	444,311	3,177
Charter PLC (Æ)	105,928	2,471
Compass Group PLC	347,140	2,341
CSR PLC (Æ)	56,035	810
Davis Service Group PLC	42,978	508

	Principal Amount ($) or Shares	Market Value $
Diageo PLC	684,898	13,953
EMI Group PLC	11,220	58
Experian Group, Ltd.	3,955	45
FKI PLC	15,710	35
Galiform PLC (Æ)	11,370	30
GKN PLC	384,348	2,969
GlaxoSmithKline PLC	1,092,797	27,873
Hammerson PLC (ö)	1,226	29
Hanson PLC	10,939	241
HBOS PLC	685,362	13,426
Home Retail Group PLC	409,591	3,384
HSBC Holdings PLC	247,444	4,595
Imperial Chemical Industries PLC	16,243	205
Inchcape PLC	3,063	28
Intercontinental Hotels Group PLC	2,815	64
International Power PLC	501,915	4,170
Invensys PLC (Æ)	4,431	33
Invesco PLC	368,845	4,639
Investec PLC	2,360	29
ITV PLC	581,724	1,198
J Sainsbury PLC	130,267	1,498
John Wood Group PLC	209,200	1,380
Johnson Matthey PLC	25,504	870
Kazakhmys PLC	4,800	123
Kesa Electricals PLC	146,025	948
Kingfisher PLC	861,987	3,719
Ladbrokes PLC	268,019	2,208
Land Securities Group PLC (ö)	10,967	372
Legal & General Group PLC	706,302	2,002
Lloyds TSB Group PLC	745,785	8,365
Man Group PLC	501,067	5,694
Marks & Spencer Group PLC	2,429	31
Marston’s PLC	142,400	1,116
Mitchells & Butlers PLC	62,700	978
National Express Group PLC	17,110	393
Next PLC	36,853	1,402
Northern Rock PLC	109,111	1,774
Pearson PLC	44,551	714
Premier Farnell PLC	7,224	27
Reckitt Benckiser PLC	264,642	14,169
Reed Elsevier PLC	10,973	136
Resolution PLC	1,968	26
Reuters Group PLC	18,123	227
Rio Tinto PLC	66,289	4,784
Royal & Sun Alliance Insurance Group PLC	513,760	1,373
Royal Bank of Scotland Group PLC	1,678,007	20,077

International Fund	35

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Royal Dutch Shell PLC
Class A	401	15,655
Class B	51,058	2,019
SABMiller PLC	62,548	1,610
Schroders PLC	121,706	3,042
Scottish & Newcastle PLC	9,753	117
Scottish & Southern Energy PLC	69,440	2,019
Smith & Nephew PLC	236,704	2,806
Smiths Group PLC (Æ)	156,502	3,316
Stagecoach Group PLC	193,930	817
Standard Chartered PLC	71,515	2,342
Standard Life PLC	15,202	95
Taylor Wimpey PLC	256,659	1,696
Tesco PLC	1,487,144	12,211
Trinity Mirror PLC	162,352	1,651
Tullett Prebon PLC	38,373	313
Unilever PLC	319,134	9,933
Vodafone Group PLC	2,723,024	8,262
Vodafone Group PLC - ADR (Ñ)	201,240	6,108
Whitbread PLC	1,490	50
William Hill PLC	350,024	4,241
Wolseley PLC	8,797	191
WPP Group PLC	976,041	13,984
Xstrata PLC	108,678	6,904

		336,818

United States - 0.2%
Las Vegas Sands Corp. (Æ)(Ñ)	20,003	1,745
Mettler Toledo International, Inc. (Æ)	18,800	1,789
Synthes, Inc.	10,471	1,218

		4,752

Total Common Stocks
(cost $1,470,881)		1,834,411

Preferred Stocks - 0.7%
Brazil - 0.3%
Banco Itau Holding Financeira SA	83,800	3,847
Petroleo Brasileiro SA	29,000	812
Usinas Siderurgicas de Minas Gerais SA	27,500	1,689

		6,348

Germany - 0.4%
Henkel KGaA (Ñ)	106,423	5,743
Hugo Boss AG (Ñ)	15,840	956
Volkswagen AG (Ñ)	3,044	342

		7,041

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
South Korea - 0.0%
Samsung Electronics Co., Ltd.	900	448

Total Preferred Stocks
(cost $11,030)		13,837

Warrants & Rights - 0.2%
Australia - 0.0%
Westfield Group Right (Æ)	2,255	—

Sweden - 0.0%
Ssab Svenskt Stal AB Right (Æ)	94,000	320

United States - 0.2%
Bharti Airtel, Ltd. (Æ)(Þ) 2012 Warrants	103,100	2,364
Reliance Communications, Ltd. (Æ) 2011 Warrants	107 ,389	1,493

		3,857

Total Warrants & Rights
(cost $2,627)		4,177

Short-Term Investments - 7.4%
United States - 7.4%
Russell Investment Company Money Market Fund	142,095,001	142,095
United States Treasury Bills (ç)(ž)(§) 4.644% due 09/27/07	7,500	7,446

		149,541

Total Short-Term Investments
(cost $149,541)		149,541

Other Securities - 22.8%
Russell Investment Company Money Market Fund (×)	78,629,622	78,630
State Street Securities Lending Quality Trust (×)	381,751,190	381,751

Total Other Securities
(cost $460,381)		460,381

Total Investments - 121.8%
(identified cost $2,094,460)		2,462,347

Other Assets and Liabilities, Net - (21.8%)		(441,462)

Net Assets - 100.0%		2,020,885

See accompanying notes which are an integral part of the financial statements.

36	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands) expiration date 08/07 (48)	6,981	(321)
CAC-40 Index (France) expiration date 08/07 (233)	18,385	(430)
DAX Index (Germany) expiration date 09/07 (126)	32,831	(591)
EUR STOXX 50 Index (EMU) expiration date 09/07 (524)	31,044	(548)
FTSE-100 Index (UK) expiration date 09/07 (259)	33,439	(653)
Hang Seng Index (Hong Kong) expiration date 08/07 (23)	3,412	(10)
MSCI Singapore Index expiration date 08/07 (4)	229	(2)
OMX Stockholm 30 Index (Sweden) expiration date 08/07 (465)	8,504	(319)
SPI 200 Index (Australia) expiration date 09/07 (71)	9,312	(313)
TOPIX Index (Japan) expiration date 09/07 (347)	49,734	(1,558)

Short Positions
CAC-40 Index (France) expiration date 08/07 (4)	316	9
FTSE-100 Index (UK) expiration date 09/07 (128)	16,526	652
IBEX Plus Index (Spain) expiration date 08/07 (52)	10,527	235
MIB-30 (Italy) expiration date 09/07 (35)	9,683	403
SPI 200 Index (Australia) expiration date 09/07 (107)	14,034	556

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(2,890)

See accompanying notes which are an integral part of the financial statements.

International Fund	37

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	18	AUD	21	09/19/07	—
USD	115	AUD	138	09/19/07	2
USD	173	AUD	200	09/19/07	(3)
USD	419	AUD	500	09/19/07	6
USD	507	AUD	600	09/19/07	4
USD	760	AUD	900	09/19/07	7
USD	786	AUD	923	09/19/07	(1)
USD	853	AUD	1,000	09/19/07	(2)
USD	1,059	AUD	1,200	09/19/07	(38)
USD	1,136	AUD	1,351	09/19/07	14
USD	1,179	AUD	1,335	09/19/07	(43)
USD	2,469	AUD	2,800	09/19/07	(86)
USD	2,810	AUD	3,350	09/19/07	40
USD	5,192	AUD	5,900	09/19/07	(171)
USD	8,731	AUD	10,400	09/19/07	119
USD	32	BRL	60	08/01/07	—
USD	90	CHF	109	08/02/07	1
USD	204	CHF	246	08/02/07	—
USD	78	CHF	94	08/03/07	—
USD	160	CHF	192	08/03/07	—
USD	1,478	CHF	1,820	09/19/07	42
USD	1,932	CHF	2,340	09/19/07	23
USD	1,933	CHF	2,340	09/19/07	21
USD	1,933	CHF	2,340	09/19/07	22
USD	3,835	CHF	4,723	09/19/07	109
USD	5,245	CHF	6,352	09/19/07	61
USD	5,893	CHF	7,258	09/19/07	168
USD	7,134	CHF	8,641	09/19/07	84
USD	9,664	CHF	11,702	09/19/07	109
USD	11,329	CHF	13,947	09/19/07	320
USD	12,374	CHF	15,237	09/19/07	353
USD	59,754	CHF	73,621	09/19/07	1,736
USD	35	DKK	188	08/02/07	—
USD	1	DKK	3	09/19/07	—
USD	73	DKK	406	09/19/07	1
USD	247	DKK	1,370	09/19/07	5
USD	106	EUR	78	08/01/07	—
USD	187	EUR	137	08/01/07	1
USD	365	EUR	267	08/01/07	1
USD	381	EUR	279	08/01/07	1
USD	941	EUR	687	08/01/07	—
USD	46	EUR	34	08/02/07	—
USD	295	EUR	215	08/02/07	(1)
USD	676	EUR	494	08/02/07	—
USD	3,332	EUR	2,430	08/02/07	(8)
USD	261	EUR	190	08/03/07	(1)
USD	1,242	EUR	924	09/19/07	24

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,347	EUR	1,000	09/19/07	24
USD	1,380	EUR	1,000	09/19/07	(10)
USD	1,759	EUR	1,300	09/19/07	22
USD	2,022	EUR	1,500	09/19/07	33
USD	2,497	EUR	1,858	09/19/07	49
USD	2,706	EUR	2,000	09/19/07	35
USD	2,734	EUR	2,000	09/19/07	7
USD	3,316	EUR	2,400	09/19/07	(27)
USD	3,416	EUR	2,500	09/19/07	10
USD	5,395	EUR	4,000	09/19/07	87
USD	5,526	EUR	4,113	09/19/07	111
USD	5,671	EUR	4,200	09/19/07	75
USD	7,618	EUR	5,500	09/19/07	(81)
USD	8,337	EUR	6,203	09/19/07	164
USD	9,787	EUR	7,163	09/19/07	29
USD	15,798	EUR	11,500	09/19/07	(39)
USD	17,050	EUR	12,600	09/19/07	217
USD	19,314	EUR	14,280	09/19/07	255
USD	34,734	EUR	25,848	09/19/07	689
USD	38,074	EUR	27,500	09/19/07	(388)
USD	56,422	EUR	41,700	09/19/07	724
USD	41	GBP	20	08/01/07	—
USD	68	GBP	34	08/01/07	—
USD	33	GBP	16	08/02/07	—
USD	60	GBP	29	08/02/07	—
USD	274	GBP	135	08/03/07	—
USD	14	GBP	7	09/19/07	—
USD	16	GBP	8	09/19/07	—
USD	41	GBP	20	09/19/07	—
USD	609	GBP	300	09/19/07	(1)
USD	986	GBP	500	09/19/07	28
USD	2,000	GBP	1,000	09/19/07	29
USD	2,007	GBP	1,000	09/19/07	22
USD	2,016	GBP	1,000	09/19/07	14
USD	2,026	GBP	1,000	09/19/07	4
USD	2,794	GBP	1,400	09/19/07	49
USD	3,295	GBP	1,600	09/19/07	(48)
USD	3,410	GBP	1,696	09/19/07	32
USD	4,778	GBP	2,400	09/19/07	94
USD	6,650	GBP	3,340	09/19/07	129
USD	7,559	GBP	3,758	09/19/07	69
USD	8,126	GBP	4,129	09/19/07	255
USD	8,204	GBP	4,000	09/19/07	(86)
USD	8,338	GBP	4,213	09/19/07	213
USD	13,622	GBP	6,883	09/19/07	349
USD	14,247	GBP	7,202	09/19/07	371
USD	18,956	GBP	9,200	09/19/07	(283)

See accompanying notes which are an integral part of the financial statements.

38	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	22,380	GBP	11,311	09/19/07	576
USD	41,213	GBP	20,700	09/19/07	800
USD	16	HKD	122	09/19/07	—
USD	21	HKD	162	09/19/07	—
USD	31	HKD	246	09/19/07	—
USD	58	HKD	454	09/19/07	—
USD	72	HKD	565	09/19/07	—
USD	140	HKD	1,088	09/19/07	—
USD	229	HKD	1,786	09/19/07	(1)
USD	104	IDR	965,800	08/03/07	1
USD	33	JPY	3,952	08/01/07	—
USD	65	JPY	7,783	08/01/07	—
USD	153	JPY	18,140	08/01/07	—
USD	1,630	JPY	193,561	08/01/07	4
USD	94	JPY	11,070	08/02/07	—
USD	73	JPY	8,696	08/03/07	—
USD	822	JPY	97,800	08/03/07	4
USD	161	JPY	19,610	09/19/07	5
USD	413	JPY	50,000	09/19/07	12
USD	831	JPY	100,000	09/19/07	19
USD	1,641	JPY	200,000	09/19/07	58
USD	1,673	JPY	200,000	09/19/07	27
USD	1,690	JPY	200,000	09/19/07	10
USD	1,694	JPY	200,000	09/19/07	5
USD	2,461	JPY	300,000	09/19/07	88
USD	2,510	JPY	295,108	09/19/07	(2)
USD	2,699	JPY	330,000	09/19/07	87
USD	2,805	JPY	342,600	09/19/07	106
USD	3,182	JPY	380,000	09/19/07	47
USD	3,339	JPY	400,000	09/19/07	59
USD	4,855	JPY	581,642	09/19/07	87
USD	6,103	JPY	730,000	09/19/07	99
USD	6,963	JPY	850,255	09/19/07	261
USD	8,358	JPY	1,000,000	09/19/07	139
USD	8,789	JPY	1,032,879	09/19/07	(14)
USD	11,351	JPY	1,386,547	09/19/07	429
USD	12,316	JPY	1,447,063	09/19/07	(21)
USD	15,067	JPY	1,770,649	09/19/07	(23)
USD	17,181	JPY	2,050,000	09/19/07	236
USD	26,491	JPY	3,237,722	09/19/07	1,018
USD	29,276	JPY	3,500,000	09/19/07	461
USD	714	NZD	957	09/19/07	12
USD	1,189	NZD	1,595	09/19/07	21
USD	1,272	NZD	1,703	09/19/07	21
USD	1,309	NZD	1,754	09/19/07	22
USD	1,783	NZD	2,392	09/19/07	32
USD	3,569	NZD	4,785	09/19/07	61

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	4,281	NZD	5,742	09/19/07	75
USD	6,184	NZD	8,293	09/19/07	108
USD	1,636	SEK	10,988	08/02/07	(5)
USD	484	SEK	3,248	08/03/07	(2)
USD	404	SEK	2,719	09/19/07	1
USD	819	SEK	5,745	09/19/07	36
USD	5,339	SEK	37,481	09/19/07	236
USD	10,407	SEK	73,018	09/19/07	455
USD	123	SGD	186	09/19/07	—
USD	248	SGD	378	09/19/07	3
USD	833	SGD	1,274	09/19/07	11
USD	1,335	SGD	2,043	09/19/07	18
USD	1,823	SGD	2,783	09/19/07	20
USD	2,164	SGD	3,303	09/19/07	23
USD	3,461	SGD	5,281	09/19/07	37
USD	7,346	SGD	11,215	09/19/07	82
USD	13,632	SGD	20,816	09/19/07	155
USD	32	TRY	41	08/01/07	—
USD	104	TRY	133	08/02/07	(1)
AUD	239	USD	205	08/02/07	2
AUD	80	USD	67	09/19/07	(1)
AUD	100	USD	88	09/19/07	3
AUD	227	USD	194	09/19/07	1
AUD	300	USD	252	09/19/07	(4)
AUD	300	USD	261	09/19/07	6
AUD	300	USD	263	09/19/07	8
AUD	400	USD	336	09/19/07	(5)
AUD	400	USD	337	09/19/07	(4)
AUD	475	USD	401	09/19/07	(4)
AUD	600	USD	503	09/19/07	(7)
AUD	620	USD	531	09/19/07	3
AUD	1,300	USD	1,146	09/19/07	40
AUD	1,400	USD	1,175	09/19/07	(16)
AUD	1,429	USD	1,201	09/19/07	(16)
AUD	1,462	USD	1,229	09/19/07	(15)
AUD	2,026	USD	1,703	09/19/07	(21)
AUD	2,900	USD	2,434	09/19/07	(34)
AUD	3,200	USD	2,801	09/19/07	78
AUD	4,200	USD	3,688	09/19/07	114
AUD	6,607	USD	5,552	09/19/07	(69)
AUD	7,294	USD	6,126	09/19/07	(80)
CAD	960	USD	902	08/01/07	2
CAD	1,109	USD	1,039	08/02/07	—
CAD	35	USD	33	08/03/07	—
CHF	248	USD	205	08/02/07	(1)
CHF	385	USD	321	08/03/07	—
CHF	220	USD	183	08/06/07	—

See accompanying notes which are an integral part of the financial statements.

International Fund	39

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
CHF	451	USD	375	08/06/07	—
CHF	475	USD	393	09/19/07	(4)
CHF	6,342	USD	5,287	09/19/07	(10)
CHF	8,056	USD	6,516	09/19/07	(212)
CHF	8,247	USD	6,699	09/19/07	(189)
CHF	8,517	USD	6,889	09/19/07	(225)
CHF	9,667	USD	7,820	09/19/07	(255)
CHF	12,650	USD	10,544	09/19/07	(22)
CHF	16,942	USD	13,757	09/19/07	(394)
CHF	35,125	USD	28,525	09/19/07	(812)
DKK	450	USD	83	08/03/07	—
DKK	80	USD	15	09/19/07	—
DKK	320	USD	59	09/19/07	—
DKK	600	USD	110	09/19/07	—
DKK	1,046	USD	192	09/19/07	(1)
DKK	1,973	USD	356	09/19/07	(7)
DKK	2,428	USD	438	09/19/07	(9)
EUR	1	USD	1	08/01/07	—
EUR	153	USD	210	08/01/07	—
EUR	271	USD	371	08/01/07	—
EUR	394	USD	540	08/01/07	—
EUR	438	USD	599	08/01/07	—
EUR	58	USD	79	08/02/07	—
EUR	496	USD	678	08/02/07	—
EUR	745	USD	1,021	08/02/07	2
EUR	25	USD	35	08/03/07	—
EUR	200	USD	269	09/19/07	(5)
EUR	300	USD	406	09/19/07	(5)
EUR	300	USD	409	09/19/07	(2)
EUR	432	USD	598	09/19/07	6
EUR	500	USD	671	09/19/07	(14)
EUR	500	USD	691	09/19/07	6
EUR	781	USD	1,050	09/19/07	(20)
EUR	800	USD	1,077	09/19/07	(19)
EUR	1,000	USD	1,350	09/19/07	(20)
EUR	1,000	USD	1,365	09/19/07	(5)
EUR	1,000	USD	1,380	09/19/07	10
EUR	1,000	USD	1,383	09/19/07	12
EUR	1,100	USD	1,484	09/19/07	(21)
EUR	1,500	USD	2,035	09/19/07	(20)
EUR	1,500	USD	2,047	09/19/07	(9)
EUR	2,098	USD	2,862	09/19/07	(13)
EUR	2,700	USD	3,656	09/19/07	(44)
EUR	3,000	USD	4,142	09/19/07	31
EUR	4,000	USD	5,411	09/19/07	(71)
EUR	4,500	USD	6,086	09/19/07	(81)
EUR	6,000	USD	8,295	09/19/07	73

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	6,573	USD	8,985	09/19/07	(23)
EUR	7,000	USD	9,469	09/19/07	(123)
EUR	8,107	USD	10,896	09/19/07	(214)
EUR	8,818	USD	11,773	09/19/07	(312)
EUR	13,480	USD	18,425	09/19/07	(48)
EUR	14,140	USD	19,012	09/19/07	(366)
EUR	14,500	USD	20,039	09/19/07	168
EUR	16,300	USD	22,067	09/19/07	(271)
EUR	18,590	USD	24,985	09/19/07	(491)
EUR	19,000	USD	26,317	09/19/07	279
GBP	—	USD	—	08/01/07	—
GBP	8	USD	16	08/01/07	—
GBP	127	USD	259	08/01/07	—
GBP	7	USD	14	08/02/07	—
GBP	91	USD	184	08/02/07	1
GBP	20	USD	41	08/03/07	—
GBP	210	USD	427	08/03/07	—
GBP	100	USD	199	09/19/07	(4)
GBP	100	USD	199	09/19/07	(4)
GBP	100	USD	206	09/19/07	3
GBP	150	USD	299	09/19/07	(6)
GBP	175	USD	349	09/19/07	(6)
GBP	188	USD	387	09/19/07	6
GBP	200	USD	406	09/19/07	—
GBP	300	USD	613	09/19/07	4
GBP	300	USD	614	09/19/07	5
GBP	400	USD	795	09/19/07	(17)
GBP	500	USD	984	09/19/07	(31)
GBP	500	USD	1,007	09/19/07	(7)
GBP	600	USD	1,195	09/19/07	(23)
GBP	800	USD	1,625	09/19/07	1
GBP	860	USD	1,733	09/19/07	(12)
GBP	1,000	USD	1,990	09/19/07	(39)
GBP	1,000	USD	2,015	09/19/07	(15)
GBP	1,800	USD	3,701	09/19/07	48
GBP	2,000	USD	3,981	09/19/07	(79)
GBP	2,175	USD	4,399	09/19/07	(15)
GBP	3,261	USD	6,456	09/19/07	(163)
GBP	3,679	USD	7,281	09/19/07	(186)
GBP	4,000	USD	7,962	09/19/07	(157)
GBP	4,505	USD	8,916	09/19/07	(228)
GBP	4,866	USD	9,840	09/19/07	(36)
GBP	5,000	USD	10,252	09/19/07	104
GBP	5,700	USD	11,348	09/19/07	(221)
GBP	6,500	USD	13,345	09/19/07	152
GBP	10,749	USD	21,276	09/19/07	(541)
GBP	16,138	USD	31,937	09/19/07	(816)

See accompanying notes which are an integral part of the financial statements.

40	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	8,177	USD	16,589	10/31/07	7
HKD	4,480	USD	572	08/02/07	—
HKD	238	USD	31	09/19/07	—
HKD	368	USD	47	09/19/07	—
HKD	1,990	USD	255	09/19/07	—
JPY	62,429	USD	525	08/01/07	(2)
JPY	63,516	USD	535	08/01/07	(1)
JPY	25,598	USD	215	08/02/07	(1)
JPY	56,073	USD	473	08/02/07	—
JPY	27,920	USD	235	08/03/07	(1)
JPY	79,649	USD	668	08/03/07	(4)
JPY	23,203	USD	191	09/19/07	(7)
JPY	30,000	USD	249	09/19/07	(5)
JPY	50,000	USD	418	09/19/07	(7)
JPY	50,000	USD	411	09/19/07	(13)
JPY	50,000	USD	416	09/19/07	(9)
JPY	50,000	USD	409	09/19/07	(16)
JPY	60,000	USD	495	09/19/07	(14)
JPY	67,228	USD	551	09/19/07	(21)
JPY	69,034	USD	564	09/19/07	(22)
JPY	77,375	USD	632	09/19/07	(25)
JPY	98,000	USD	804	09/19/07	(24)
JPY	100,000	USD	827	09/19/07	(23)
JPY	142,110	USD	1,163	09/19/07	(44)
JPY	150,000	USD	1,248	09/19/07	(27)
JPY	200,000	USD	1,673	09/19/07	(27)
JPY	200,000	USD	1,647	09/19/07	(53)
JPY	450,000	USD	3,758	09/19/07	(64)
JPY	450,000	USD	3,740	09/19/07	(84)
JPY	460,000	USD	3,844	09/19/07	(65)
JPY	481,168	USD	3,939	09/19/07	(149)
JPY	484,103	USD	3,962	09/19/07	(151)
JPY	650,000	USD	5,453	09/19/07	(70)
JPY	1,200,000	USD	9,912	09/19/07	(283)
JPY	1,500,000	USD	12,463	09/19/07	(281)
JPY	1,865,659	USD	15,263	09/19/07	(588)
JPY	2,260,030	USD	18,483	09/19/07	(719)
JPY	6,028,389	USD	49,358	09/19/07	(1,862)
NOK	5,435	USD	934	08/03/07	2
NZD	3	USD	2	09/19/07	—
NZD	660	USD	512	09/19/07	11
NZD	660	USD	512	09/19/07	12
NZD	660	USD	514	09/19/07	13
NZD	1,320	USD	1,021	09/19/07	20
NZD	1,708	USD	1,296	09/19/07	—
NZD	3,300	USD	2,562	09/19/07	59
NZD	3,918	USD	3,043	09/19/07	70

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
NZD	3,959	USD	3,076	09/19/07	71
SEK	5,420	USD	805	08/03/07	1
SEK	298	USD	45	09/19/07	—
SEK	7,554	USD	1,076	09/19/07	(47)
SEK	10,944	USD	1,560	09/19/07	(68)
SEK	97,746	USD	13,930	09/19/07	(611)
SGD	2,210	USD	1,458	08/03/07	—
SGD	12	USD	8	09/19/07	—
SGD	186	USD	123	09/19/07	—
SGD	800	USD	527	09/19/07	(3)
SGD	2,585	USD	1,701	09/19/07	(11)
SGD	5,156	USD	3,376	09/19/07	(39)
SGD	6,077	USD	3,979	09/19/07	(46)
SGD	7,713	USD	5,053	09/19/07	(55)
SGD	12,163	USD	7,967	09/19/07	(89)
SGD	12,587	USD	8,243	09/19/07	(94)
THB	4,823	USD	142	08/03/07	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					632

See accompanying notes which are an integral part of the financial statements.

International Fund	41

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	320	1 Month EUR LIBOR plus 0.15%	09/19/07	(16)
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	3,672	1 Month EUR LIBOR plus 0.12%	09/24/07	(180)
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	13,970	1 Month Copenhagen InterBank Rate minus 0.90%	09/24/07	51

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(145)

See accompanying notes which are an integral part of the financial statements.

42	International Fund

Industry Diversification (Unaudited)	% of Net Assets	Market Value $

Auto and Transportation	7.0	140,837
Consumer Discretionary	9.5	191,474
Consumer Staples	7.3	148,336
Financial Services	20.8	420,354
Health Care	5.7	115,100
Integrated Oils	5.3	106,786
Materials and Processing	11.7	236,634
Miscellaneous	0.8	16,711
Other Energy	1.7	33,345
Producer Durables	8.0	162,764
Technology	3.9	80,019
Utilities	9.7	195,888
Warrants & Rights	0.2	4,177
Short-Term Investments	7.4	149,541
Other Securities	22.8	460,381

Total Investments	121.8	2,462,347
Other Assets and Liabilities, Net	(21.8)	(441,462)

Net Assets	100.0	2,020,885

Geographic Diversification (Unaudited)	% of Net Assets	Market Value $

Africa	0.2	3,622
Asia	9.2	185,883
Europe	42.6	861,167
Japan	16.3	329,374
Latin America	3.7	75,243
Middle East	0.1	3,032
Netherlands Antilles	0.3	6,864
Other Regions	9.9	199,963
United Kingdom	16.7	336,818
Other Securities	22.8	460,381

Total Investments	121.8	2,462,347
Other Assets and Liabilities, Net	(21.8)	(441,462)

Net Assets	100.0	2,020,885

Russell Investment Company

Fixed Income I Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 101.5%
Asset-Backed Securities - 6.2%
Aames Mortgage Investment Trust (Ê)(Å)
Series 2005-3 Class A1
5.470% due 08/25/35	606	606
ABSC NIMs Trust (Þ)
Series 2005-HE6 Class A1
5.050% due 08/27/35	31	31
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
5.620% due 07/25/34	74	74
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2
6.820% due 12/25/33	135	135
Series 2005-SD3 Class A
5.720% due 08/25/45	475	475
Series 2006-FM1 Class A2A
5.360% due 07/25/36	620	619
Series 2006-FM1 Class A2B
5.410% due 07/25/36	1,825	1,820
Series 2006-HE4 Class A2A
5.380% due 10/25/36	586	586
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
6.970% due 01/25/34	350	338
Air 2 US (Å)
8.027% due 10/01/19	455	471
American Express Credit Account Master Trust (Ê)
Series 2006-A Class A (Þ)
5.310% due 08/15/11	1,680	1,680
Series 2007-4 Class A
5.310% due 12/17/12	4,540	4,536
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
7.461% due 02/25/33	155	143
Series 2004-R10 Class A5
5.710% due 11/25/34	17	17
Asset Backed Funding Certificates (Ê)
Series 2006-OPT Class A3A
5.380% due 10/25/36	550	550
Asset Backed Securities Corp. Home Equity Loan Trust (Ê)
Series 2006-HE2 Class A1A
5.570% due 03/25/36	1,544	1,540

	Principal Amount ($) or Shares	Market Value $
Bank One Issuance Trust (Ê)
Series 2003-A1 Class A1
5.440% due 09/15/10	1,100	1,101
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3
5.865% due 02/28/41	325	318
Burlington Northern Santa Fe Corp. Pass-Through Certificate
4.967% due 04/01/23	154	145
Carrington Mortgage Loan Trust (Ê)
Series 2006-NC3 Class A3
5.470% due 08/25/36	2,105	2,078
Citibank Credit Card Issuance Trust (Ê)
Series 2007-A6 Class A6
5.350% due 07/12/12	6,500	6,493
Citigroup Mortgage Loan Trust, Inc. (Ê)(Å)
Series 2006-SHL Class A1
5.520% due 11/25/45	1,470	1,466
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A (Ê)
5.800% due 12/25/31	57	57
Series 2004-13 Class AF3
3.989% due 02/25/31	62	61
Series 2004-AB2 Class M3 (Ê)
5.920% due 05/25/36	240	234
Series 2004-BC1 Class M1 (Ê)
5.820% due 02/25/34	172	171
Series 2005-17 Class 1AF1 (Ê)
5.520% due 12/25/36	153	153
Series 2005-17 Class 4AV1 (Ê)
5.430% due 05/25/36	60	60
Series 2005-AB3 Class 2A1 (Ê)
5.440% due 02/25/36	20	20
Series 2006-11 Class 1AF4
6.300% due 09/25/46	505	507
Series 2006-BC1 Class 1A (Ê)
5.520% due 04/25/36	2,534	2,523
Series 2006-BC4 Class 2A2 (Ê)
5.480% due 07/25/36	2,220	2,192
Countrywide Home Equity Loan Trust (Ê)
Series 2005-A Class 2A
5.560% due 04/15/35	123	123
Series 2005-G Class 2A
5.550% due 12/15/35	602	601
Series 2006-E Class 2A
5.460% due 07/15/36	1,311	1,307

Fixed Income I Fund	43

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7 Class AF5
4.585% due 10/25/34	550	533
Series 2005-CB5 Class AV2 (Ê)
5.580% due 08/25/35	316	315
Series 2006-CB3 Class AV3 (Ê)
5.490% due 03/25/36	3,335	3,323
Series 2006-CB6 Class A21 (Ê)
5.360% due 07/25/36	1,411	1,409
Series 2007-RP1 Class A (Ê)(Å)
5.630% due 05/25/46	1,802	1,802
Series 2007-SP2 Class A1 (Ê)(Å)
5.470% due 07/25/36	2,480	2,480
CVS Caremark Corp. (Å)
5.789% due 01/10/26	191	186
CVS Lease Pass Through (Å)
5.880% due 01/10/28	13	12
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2004-FF1 Class A2
5.720% due 12/25/32	131	131
Series 2004-FFH Class 2A1
5.700% due 10/25/34	53	53
Series 2006-FF3 Class A2A
5.400% due 02/25/36	448	448
Fremont Home Loan Trust (Ê)
Series 2006-3 Class 2A1
5.390% due 02/25/37	245	245
Fremont NIMs Trust (Þ)
Series 2005-C Class NOTE
Interest Only STRIP
5.584% due 07/25/35	26	7
GE Dealer Floorplan Master Note Trust (Ê)
Series 2005-1 Class A
5.360% due 04/20/10	1,425	1,425
Series 2006-3 Class A
5.330% due 07/20/11	1,980	1,979
GMAC Mortgage Corp. Loan Trust
Series 2004-HE5 Class A3
3.970% due 09/25/34	210	208
GSAA Home Equity Trust
Series 2006-4 Class 1A2
5.951% due 03/25/36	429	428
GSAA Trust (Ê)
Series 2006-2 Class 2A3
5.590% due 12/25/35	570	570

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê)
Series 2003-HE2 Class M1
5.970% due 08/25/33	295	292
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2006-2 Class A1
5.470% due 03/20/36	1,912	1,901
Home Equity Asset Trust (Ê)
Series 2005-2 Class 2A2
5.520% due 07/25/35	41	41
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1
5.370% due 12/25/36	248	248
Indymac Seconds Asset Backed Trust (Ê)
Series 2006-1 Class A1
5.420% due 05/25/36	796	796
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A2
5.370% due 08/25/36	239	239
Lehman XS Trust (Ê)
Series 2005-1 Class 2A1
4.660% due 07/25/35	666	667
Series 2005-1 Class 2A2
4.660% due 07/25/35	226	226
Series 2006-16N Class A1A
5.400% due 11/25/46	672	669
Series 2006-17 Class WF11
5.440% due 11/25/36	723	722
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
5.600% due 10/25/34	41	41
Series 2006-9 Class 2A1
5.380% due 10/25/36	2,687	2,684
Master Asset Backed Securities Trust (Ê)
Series 2005-NC1 Class A1
5.610% due 12/25/34	242	242
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
7.795% due 08/25/33	84	79
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3
7.420% due 09/25/33	69	69

44	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HE7 Class A2A
5.370% due 09/25/36	1,735	1,734
Series 2007-HE5 Class A2A
5.430% due 03/25/37	2,047	2,046
Morgan Stanley Mortgage Loan Trust
Series 2006-12X Class A6A
5.726% due 10/25/36	415	410
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
5.850% due 02/25/35	370	367
Nissan Master Owner Trust Receivables (Ê)
Series 2005-A Class A
5.350% due 07/15/10	1,305	1,305
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
7.020% due 04/25/33	98	95
Series 2003-3 Class M3
7.320% due 06/25/33	67	64
Series 2003-4 Class M2
6.970% due 07/25/33	62	59
Series 2007-4 Class 2A1
5.410% due 04/25/37	3,209	3,207
Option One Mortgage Securities Corp. NIMs Trust (Ê)(Þ)
Series 2006-1A
5.420% due 12/25/10	944	944
Origen Manufactured Housing
Series 2005-B Class A4
5.910% due 01/15/37	100	97
Ownit Mortgage Loan Asset Backed Certificates (Ê)
Series 2006-6 Class A2C
5.480% due 09/25/37	2,390	2,367
Park Place Securities, Inc. (Ê)
Series 2004-WWF Class A1D
5.780% due 02/25/35	201	201
Series 2005-WCW Class M1
5.770% due 09/25/35	370	358
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3
5.680% due 01/25/36	390	390
RAAC Series (Ê)(Å)
Series 2006-RP2 Class A
5.570% due 02/25/37	944	936

	Principal Amount ($) or Shares	Market Value $
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	225	217
Series 2005-2 Class AF4
4.934% due 08/25/35	245	240
Series 2005-3 Class AV1 (Ê)
5.460% due 10/25/35	161	161
Series 2005-4 Class N (Þ)
7.142% due 02/25/36	89	83
Series 2006-1 Class AF6
5.746% due 05/25/36	305	300
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	345	343
Series 2003-RS2 Class AII (Ê)
5.660% due 03/25/33	97	97
Series 2003-RS3 Class AII (Ê)
6.040% due 04/25/33	64	64
Residential Asset Securities Corp.
Series 2001-KS1 Class AII (Ê)
5.790% due 03/25/32	65	65
Series 2001-KS3 Class AII (Ê)
5.780% due 09/25/31	50	50
Series 2003-KS2 Class MI1
4.800% due 04/25/33	755	730
Series 2003-KS2 Class MI3
6.100% due 04/25/33	189	166
Series 2006-KS6 Class A1 (Ê)
5.360% due 08/25/36	259	259
Residential Funding Mortgage Securities II, Inc. (Ê)
Series 2005-HS1 Class AI1
5.440% due 09/25/35	491	490
Saxon Asset Securities Trust (Ê)
Series 2004-1 Class A
5.860% due 03/25/35	28	28
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2005-FR4 Class A3
5.520% due 01/25/36	63	63
SLM Student Loan Trust (Ê)
Series 2006-9 Class A1
5.330% due 10/25/12	86	86
Small Business Administration
Series 2000-P10 Class 1
7.449% due 08/01/10	46	46

Fixed Income I Fund	45

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Soundview Home Equity Loan Trust
Series 2006-WF1 Class A2
5.645% due 10/25/36	825	823
Specialty Underwriting & Residential Finance (Ê)
Series 2003-BC1 Class A
5.660% due 01/25/34	15	15
Series 2006-AB1 Class A2
5.460% due 12/25/36	850	848
Structured Asset Investment Loan Trust (Ê)
Series 2005-3 Class M2
5.760% due 04/25/35	210	207
Structured Asset Securities Corp.
Series 2002-AL1 Class A3
3.450% due 02/25/32	204	184
Series 2004-19X Class A2
4.370% due 10/25/34	320	318
Series 2005-WF1 Class A2 (Ê)
5.520% due 02/25/35	378	378
Series 2006-BC3 Class A2 (Ê)
5.370% due 10/25/36	569	566
Textron Financial Floorplan Master Note Trust (Ê)(Þ)
Series 2005-1A Class A
5.440% due 05/13/10	1,640	1,642
Truman Capital Mortgage Loan Trust (Ê)(Å)
Series 2006-1 Class A
5.580% due 03/25/36	1,532	1,532
Volkswagen Credit Auto Master Trust (Ê)
Series 2005-1 Class A
5.340% due 07/20/10	1,485	1,485
Wachovia Asset Securitization, Inc. (Ê)
Series 2003-HE3 Class A
5.570% due 11/25/33	138	138
Wells Fargo Home Equity Trust (Ê)(Þ)
Series 2005-4 Class AI1
5.440% due 12/25/35	444	444

		84,349

Certificates of Deposit - 0.3%
Calyon NY
5.395% due 06/29/10	800	800
Fortis Bank
5.265% due 09/30/08	700	700

	Principal Amount ($) or Shares	Market Value $
Nordea Bank Finland PLC
5.298% due 04/09/09	1,100	1,100
Skandinaviska Enskilda Banken
5.340% due 08/21/08	1,800	1,799

		4,399

Corporate Bonds and Notes - 15.8%
Abbott Laboratories
5.600% due 05/15/11	310	312
5.875% due 05/15/16	280	280
Alamosa Delaware, Inc.
8.500% due 01/31/12	180	187
Altria Group, Inc.
7.000% due 11/04/13	510	545
AmerenUE
6.400% due 06/15/17	425	435
American Electric Power Co., Inc.
Series C
5.375% due 03/15/10	35	35
American Express Bank (Ê)
Series BKNT
5.330% due 10/16/08	800	799
American Express Centurion Bank (Ê)
Series BKNT
5.340% due 06/12/09	1,900	1,898
American Express Co.
6.800% due 09/01/66	120	123
American International Group, Inc.
4.700% due 10/01/10	445	439
5.375% due 10/18/11 (Ñ)	305	306
5.050% due 10/01/15	350	335
6.250% due 03/15/37	1,100	1,013
Amgen, Inc. (Ê)(Þ)
5.440% due 11/28/08	1,000	1,000
Anadarko Petroleum Corp.
5.760% due 09/15/09 (Ê)	480	481
5.950% due 09/15/16	2,860	2,811
6.450% due 09/15/36	520	502
Apache Corp.
6.000% due 01/15/37	420	400
ASIF Global Financing XIX (Å)
4.900% due 01/17/13	50	49
AT&T Mobility LLC
6.500% due 12/15/11	520	539
AT&T, Inc.
5.100% due 09/15/14	285	270
Atmos Energy Corp.
6.350% due 06/15/17	145	147

46	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BAE Systems Holdings, Inc. (Þ)
6.400% due 12/15/11	955	989
Bank of America Corp.
5.875% due 02/15/09	180	182
5.370% due 06/19/09 (Ê)	2,700	2,703
4.375% due 12/01/10 (Ñ)	1,370	1,332
5.375% due 08/15/11	460	458
Bank of America NA
Series BKNT
5.360% due 12/18/08 (Ê)	1,300	1,300
6.100% due 06/15/17	260	262
6.000% due 10/15/36 (Ñ)	2,240	2,133
Bank of New York Mellon Corp. (The)
5.125% due 11/01/11	540	536
Banque Paribas
6.875% due 03/01/09	350	358
Bear Stearns Cos., Inc. (The)
5.630% due 07/16/09 (Ê)	1,900	1,899
5.450% due 08/21/09 (Ê)	800	798
5.350% due 02/01/12	1,955	1,906
BellSouth Corp. (Ñ)
4.750% due 11/15/12	20	19
6.550% due 06/15/34	90	90
Bellsouth Telecommunications, Inc. (Ñ)
7.000% due 12/01/95	520	500
Boeing Capital Corp., Ltd. (Ñ)
6.100% due 03/01/11	150	155
Boston Scientific Corp.
6.400% due 06/15/16	600	530
Burlington Northern Santa Fe Corp.
5.650% due 05/01/17	45	43
6.875% due 12/01/27 (Ñ)	80	82
Camden Property Trust
5.700% due 05/15/17	1,950	1,886
Campbell Soup Co.
5.875% due 10/01/08	165	166
Cardinal Health, Inc. (Ñ)
5.850% due 12/15/17	430	418
Caterpillar Financial Services Corp. (Ê)
5.410% due 10/09/09	2,100	2,101
CenterPoint Energy Houston Electric LLC
Series J2
5.700% due 03/15/13	195	194
CenterPoint Energy Resources Corp.
Series B
7.875% due 04/01/13	440	481
Chubb Corp.
6.000% due 05/11/37	170	162

	Principal Amount ($) or Shares	Market Value $
Cingular Wireless Services, Inc.
7.875% due 03/01/11	3,205	3,446
8.750% due 03/01/31	1,635	2,023
CIT Group Holdings, Inc. (Ê)(Ñ)
5.510% due 01/30/09	2,400	2,390
CIT Group, Inc.
6.875% due 11/01/09	80	82
Citicorp
7.250% due 10/15/11	405	436
Citigroup Funding, Inc. (Ê)
5.350% due 12/08/08	400	399
5.360% due 06/26/09	400	400
Citigroup, Inc.
5.400% due 12/26/08 (Ê)	700	700
5.400% due 01/30/09 (Ê)	2,000	2,001
5.390% due 12/28/09 (Ê)	800	799
4.125% due 02/22/10	630	614
6.500% due 01/18/11	300	310
5.000% due 09/15/14	3,290	3,125
6.125% due 08/25/36	100	97
Clear Channel Communications, Inc.
4.250% due 05/15/09	100	95
6.250% due 03/15/11 (Ñ)	290	265
Clorox Co.
4.200% due 01/15/10	165	161
Columbus Southern Power Co.
Series C
5.500% due 03/01/13	85	84
Comcast Cable Communications LLC
6.875% due 06/15/09	535	548
Comcast Cable Holdings LLC
9.800% due 02/01/12 (Ñ)	315	362
7.875% due 08/01/13	790	861
Comcast Corp.
6.500% due 01/15/15	855	868
5.900% due 03/15/16	65	63
6.500% due 01/15/17	595	603
6.500% due 11/15/35	775	738
6.450% due 03/15/37	90	86
ConocoPhillips Holding Co. (Ñ)
6.950% due 04/15/29	875	954
Continental Airlines, Inc.
Series A
5.983% due 04/19/22	2,175	2,085
Costco Wholesale Corp.
5.500% due 03/15/17	2,570	2,500
Countrywide Financial Corp.
Series MTN
5.800% due 06/07/12	4,790	4,634

Fixed Income I Fund	47

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

COX Communications, Inc.
3.875% due 10/01/08	240	235
Credit Suisse First Boston USA, Inc.
3.875% due 01/15/09	235	231
4.875% due 08/15/10	120	119
6.500% due 01/15/12	20	21
5.500% due 08/15/13	95	94
Credit Suisse USA, Inc. (Ñ)
5.250% due 03/02/11	310	308
CRH America, Inc.
6.000% due 09/30/16	1,170	1,152
CVS Caremark Corp.
5.750% due 08/15/11	250	251
5.750% due 06/01/17	415	397
6.250% due 06/01/27	3,060	2,919
CVS Lease Pass Through (Å)
6.036% due 12/10/28	860	852
Daimler Finance NA LLC
5.710% due 03/13/09 (Ê)	1,600	1,596
5.770% due 03/13/09 (Ê)	1,100	1,102
5.875% due 03/15/11	300	301
6.500% due 11/15/13	365	374
DCP Midstream, LP
6.875% due 02/01/11	35	36
Delta Air Lines
6.619% due 09/18/12	390	394
Detroit Edison Co. (The)
5.400% due 08/01/14	70	68
6.350% due 10/15/32	105	106
Devon Financing Corp. ULC
7.875% due 09/30/31	200	232
Dominion Resources, Inc.
4.750% due 12/15/10	90	88
5.700% due 09/17/12	390	390
Series A
5.200% due 01/15/16	555	527
Dow Chemical Co. (The)
6.000% due 10/01/12	160	163
DPL, Inc.
6.875% due 09/01/11	380	398
DTE Energy Co.
7.050% due 06/01/11	1,225	1,277
Duke Energy Carolinas LLC
6.250% due 01/15/12	150	154
5.625% due 11/30/12	185	186
Duke Realty, LP
5.950% due 02/15/17	740	731
Eastman Kodak Co. (Ñ)
7.250% due 11/15/13	30	29

	Principal Amount ($) or Shares	Market Value $
Electronic Data Systems Corp.
7.125% due 10/15/09	460	474
Eli Lilly & Co.
5.200% due 03/15/17	520	499
Exelon Corp.
4.900% due 06/15/15	830	766
5.625% due 06/15/35	330	292
FedEx Corp.
5.500% due 08/15/09	1,290	1,291
7.600% due 07/01/97	135	150
FirstEnergy Corp.
Series B
6.450% due 11/15/11	2,045	2,110
Series C
7.375% due 11/15/31	790	859
Ford Motor Co. (Ñ)
7.450% due 07/16/31	290	223
Ford Motor Credit Co. LLC
7.375% due 10/28/09	2,430	2,346
General Electric Capital Corp.
3.250% due 06/15/09 (Ñ)	1,065	1,031
5.430% due 01/20/10 (Ê)	600	601
5.500% due 04/28/11	130	131
5.430% due 08/15/11 (Ê)	1,500	1,497
Series MTN (Ê)
5.390% due 10/26/09	2,700	2,701
Series MTNA
4.125% due 09/01/09	780	764
6.000% due 06/15/12	1,180	1,205
5.450% due 01/15/13	2,490	2,484
General Motors Corp.
8.375% due 07/05/33	70	82
GMAC LLC
5.625% due 05/15/09	1,375	1,311
7.750% due 01/19/10	230	224
Goldman Sachs Group, Inc. (The)
5.400% due 12/23/08 (Ê)	100	100
5.410% due 03/30/09 (Ê)	600	599
5.450% due 06/23/09 (Ê)	500	500
5.000% due 01/15/11	150	147
6.875% due 01/15/11	1,020	1,060
5.300% due 02/14/12	2,765	2,706
4.750% due 07/15/13 (Ñ)	925	874
5.350% due 01/15/16	870	824
5.625% due 01/15/17	260	246
5.950% due 01/15/27 (Ñ)	540	492
6.450% due 05/01/36	330	313
Goldman Sachs Group, LP
4.500% due 06/15/10	1,055	1,030

48	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hartford Financial Services Group, Inc.
5.550% due 08/16/08	785	786
5.250% due 10/15/11	630	628
HBOS Treasury Services PLC (Å)
5.250% due 02/21/17	100	100
Hess Corp.
7.875% due 10/01/29 (Ñ)	60	68
7.300% due 08/15/31	515	558
Historic TW, Inc.
8.050% due 01/15/16	460	510
Home Depot, Inc.
5.400% due 03/01/16	80	75
5.875% due 12/16/36	1,180	1,025
HSBC Bank USA NA (Ê)
Series BKNT
5.500% due 06/10/09	800	802
HSBC Finance Corp.
5.500% due 12/05/08 (Ê)	500	501
4.750% due 05/15/09	3,445	3,409
5.420% due 10/21/09 (Ê)	400	400
4.125% due 11/16/09	2,520	2,449
5.440% due 03/12/10 (Ê)	700	700
6.750% due 05/15/11	465	484
6.375% due 11/27/12	325	331
5.000% due 06/30/15	250	232
ILFC E-Capital Trust II (Å)
6.250% due 12/21/65	290	279
International Business Machines Corp.
7.125% due 12/01/96	445	494
International Lease Finance Corp.
4.750% due 07/01/09 (Ñ)	1,700	1,681
5.750% due 06/15/11	230	231
5.625% due 09/20/13 (Ñ)	1,845	1,851
International Paper Co.
5.850% due 10/30/12	1,160	1,155
International Steel Group, Inc. (Ñ)
6.500% due 04/15/14	440	434
Jersey Central Power & Light Co.
5.625% due 05/01/16	200	195
John Deere Capital Corp.
4.875% due 03/16/09	635	631
JP Morgan Chase Capital XV (Ñ)
5.875% due 03/15/35	1,265	1,131
JP Morgan Chase Capital XX (Ñ)
Series T
6.550% due 09/29/36	100	92
JPMorgan Chase & Co.
5.600% due 06/01/11	190	191
5.125% due 09/15/14	1,000	953

	Principal Amount ($) or Shares	Market Value $
5.150% due 10/01/15	520	490
JPMorgan Chase Bank NA
Series BKNT
5.875% due 06/13/16	405	406
Kellogg Co.
Series B
6.600% due 04/01/11	950	987
Kerr-McGee Corp.
6.950% due 07/01/24	290	301
Kinder Morgan Energy Partners, LP
7.125% due 03/15/12	185	195
5.000% due 12/15/13	115	109
6.000% due 02/01/17 (Ñ)	40	39
6.950% due 01/15/38	1,460	1,460
Kraft Foods, Inc.
5.625% due 11/01/11	1,150	1,140
Kroger Co. (The)
7.500% due 04/01/31	65	68
Lehman Brothers Holdings Capital Trust V (ƒ)
5.857% due 11/29/49	250	237
Lehman Brothers Holdings, Inc.
5.450% due 01/23/09 (Ê)	1,200	1,197
5.450% due 04/03/09 (Ê)	1,000	998
5.460% due 08/21/09 (Ê)	400	399
5.500% due 05/25/10 (Ê)	300	299
5.250% due 02/06/12	310	299
5.500% due 04/04/16	220	205
Liberty Property, LP
5.500% due 12/15/16	580	564
M&T Bank Corp.
5.375% due 05/24/12	465	463
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	180	173
Marshall & Ilsley Corp.
5.360% due 04/01/11	1,345	1,335
Merrill Lynch & Co., Inc.
5.560% due 07/25/11 (Ê)	700	696
6.050% due 05/16/16	205	202
5.700% due 05/02/17 (Ñ)	1,330	1,255
6.220% due 09/15/26	1,020	963
Series MTNC
4.250% due 02/08/10	585	570
MetLife, Inc.
5.700% due 06/15/35	730	670
6.400% due 12/15/36	775	693
Metropolitan Life Global Funding I (Ê)(Þ)
5.400% due 05/17/10	900	900

Fixed Income I Fund	49

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Midamerican Energy Co.
5.800% due 10/15/36	915	863
Midamerican Energy Holdings Co. (Ñ)
6.125% due 04/01/36	2,315	2,212
Miller Brewing Co. (Þ)
5.500% due 08/15/13	300	298
Monumental Global Funding II (Þ)
4.625% due 03/15/10	200	197
Morgan Stanley
3.875% due 01/15/09	840	821
5.625% due 01/09/12	370	368
4.750% due 04/01/14 (Ñ)	250	234
5.375% due 10/15/15	265	256
5.809% due 10/18/16 (Ê)(Ñ)	140	137
Series GMTN (Ê)
5.467% due 02/09/09	100	100
Series MTN (Ê)
5.450% due 01/15/10	600	599
Motorola, Inc.
5.220% due 10/01/97	780	555
Natexis Ambs Co. LLC (ƒ)(Þ)
8.440% due 12/29/49	300	307
National Rural Utilities Cooperative Finance Corp.
5.750% due 08/28/09	2,005	2,018
News America Holdings, Inc.
7.900% due 12/01/95	250	271
8.250% due 10/17/96	50	57
News America, Inc.
6.200% due 12/15/34	35	32
6.150% due 03/01/37	2,785	2,528
Nisource Finance Corp.
7.875% due 11/15/10	365	389
Norfolk Southern Corp.
6.200% due 04/15/09	645	652
7.050% due 05/01/37	195	203
7.900% due 05/15/97	900	1,023
Northern States Power Co.
Series B
8.000% due 08/28/12	1,110	1,237
Ohio Power Co.
Series F
5.500% due 02/15/13	45	44
ONEOK Partners, LP
6.650% due 10/01/36	515	508
Owens Corning, Inc.
6.500% due 12/01/16	465	465

	Principal Amount ($) or Shares	Market Value $
Pacific Gas & Electric Co.
3.600% due 03/01/09	75	73
4.200% due 03/01/11	180	172
6.050% due 03/01/34	425	413
5.800% due 03/01/37	80	75
Pactiv Corp.
5.875% due 07/15/12	570	576
Pemex Project Funding Master Trust
7.375% due 12/15/14	600	637
5.750% due 12/15/15	200	194
8.625% due 02/01/22 (Ñ)	100	119
6.625% due 06/15/35	240	234
Progress Energy, Inc.
7.750% due 03/01/31	95	110
7.000% due 10/30/31	185	197
ProLogis
5.625% due 11/15/15	865	848
Prudential Financial, Inc.
5.100% due 12/14/11	965	951
Qwest Corp.
8.875% due 03/15/12	1,090	1,146
Rabobank Capital Funding II (ƒ)(Å)
5.260% due 12/31/49	20	19
Rabobank Capital Funding Trust (ƒ)(Å)
5.254% due 12/29/49	40	37
RBS Capital Trust III (ƒ)
5.512% due 09/29/49	515	494
Regions Financial Corp.
4.500% due 08/08/08	1,220	1,207
Residential Capital LLC
6.125% due 11/21/08	290	278
6.460% due 04/17/09 (Ê)	40	39
6.460% due 05/22/09 (Ê)	110	105
6.000% due 02/22/11	995	917
6.500% due 06/01/12	160	145
RR Donnelley & Sons Co.
6.125% due 01/15/17	425	413
Safeway, Inc. (Ñ)
7.250% due 02/01/31	45	46
SBC Communications, Inc.
6.150% due 09/15/34	215	206
Schering-Plough Corp.
5.550% due 12/01/13	255	256
Sigma Finance, Inc. (Ê)(Å)
8.500% due 08/11/16	690	690
Simon Property Group, LP
5.750% due 12/01/15	1,680	1,657
6.100% due 05/01/16	755	763
5.250% due 12/01/16	2,675	2,542

50	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SLM Corp.
Series MTNA
4.000% due 01/15/09	1,155	1,117
Sprint Capital Corp.
8.375% due 03/15/12	360	394
6.875% due 11/15/28	245	229
8.750% due 03/15/32	80	88
Sprint Nextel Corp.
6.000% due 12/01/16	2,445	2,307
State Street Bank & Trust Co.
Series BKNT
5.300% due 01/15/16	135	131
State Street Capital Trust IV (Ê)
6.355% due 06/15/37	100	97
SunTrust Capital VIII
6.100% due 12/15/36	500	441
Time Warner Cable, Inc.
5.400% due 07/02/12	270	266
5.850% due 05/01/17	3,560	3,433
6.550% due 05/01/37 (Å)	85	81
Time Warner Entertainment Co., LP
Series *
8.375% due 07/15/33	105	122
Time Warner, Inc.
5.590% due 11/13/09 (Ê)	400	400
6.875% due 05/01/12	485	506
5.875% due 11/15/16	690	665
7.700% due 05/01/32	100	108
Travelers Cos., Inc. (The)
5.375% due 06/15/12	100	100
6.250% due 06/15/37	1,320	1,272
6.250% due 03/15/67	320	301
TXU Corp.
Series P
5.550% due 11/15/14	110	89
Series Q
6.500% due 11/15/24	40	31
Series R
6.550% due 11/15/34	465	358
Unilever Capital Corp. (Ñ)
5.900% due 11/15/32	315	294
Union Pacific Corp.
3.625% due 06/01/10	450	431
United States Steel Corp.
5.650% due 06/01/13	200	197
6.050% due 06/01/17	200	193
6.650% due 06/01/37	95	89
United Technologies Corp.
5.400% due 05/01/35	70	64

	Principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc.
5.250% due 03/15/11	220	219
6.000% due 06/15/17 (Ñ)(Þ)	50	51
6.500% due 06/15/37 (Þ)	90	93
US Bancorp (Ñ)
5.300% due 04/28/09	1,450	1,453
US Bank NA
5.700% due 12/15/08	70	70
USB Capital IX (ƒ)(Ñ)
6.189% due 04/15/49	100	99
Verizon Communications, Inc.
5.350% due 02/15/11 (Ñ)	775	768
5.550% due 02/15/16	140	136
5.850% due 09/15/35	410	375
Verizon Global Funding Corp.
6.875% due 06/15/12	1,845	1,935
7.375% due 09/01/12 (Ñ)	275	295
Wachovia Bank NA
Series BKNT
5.330% due 10/03/08 (Ê)	2,300	2,300
5.800% due 12/01/08	280	283
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	250	245
Wachovia Corp.
5.700% due 08/01/13 (Ñ)	2,140	2,146
5.250% due 08/01/14	355	343
5.625% due 10/15/16 (Ñ)	400	389
5.750% due 06/15/17	355	349
Waste Management, Inc.
6.375% due 11/15/12	555	573
Wells Fargo & Co.
5.300% due 08/26/11	20	20
4.950% due 10/16/13	175	169
Wells Fargo Bank NA
5.750% due 05/16/16	220	218
Wells Fargo Capital X
5.950% due 12/15/36	100	90
Weyerhaeuser Co.
6.750% due 03/15/12	395	405
Wyeth
6.950% due 03/15/11	1,675	1,765
5.500% due 03/15/13	315	314
5.500% due 02/01/14	55	54
5.950% due 04/01/37	635	603
Xerox Corp.
5.500% due 05/15/12	2,180	2,138
XTO Energy, Inc.
7.500% due 04/15/12	40	43

		214,348

Fixed Income I Fund	51

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Debt - 3.8%
Aiful Corp. (Å)
5.000% due 08/10/10	300	294
Anadarko Finance Co.
Series B
7.500% due 05/01/31	575	601
AXA SA
8.600% due 12/15/30	100	119
Banque Centrale de Tunisie
8.250% due 09/19/27	550	660
BNP Paribas (ƒ)(Þ)
5.186% due 06/29/49	1,900	1,778
British Telecommunications PLC
8.875% due 12/15/30	145	190
Canadian Natural Resources, Ltd.
6.500% due 02/15/37	255	252
Canadian Pacific Railway Co.
5.950% due 05/15/37	155	142
China Development Bank
5.000% due 10/15/15	100	94
CIT Group Funding Co. of Canada (Ñ)
5.600% due 11/02/11	220	218
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	500	544
Conoco Funding Co.
6.350% due 10/15/11	765	792
Corp. Nacional del Cobre de Chile (Þ)
6.150% due 10/24/36	100	97
Credit Agricole (Ê)(Þ)
5.360% due 05/28/09	400	400
5.410% due 05/28/10	500	500
Credit Suisse Guernsey, Ltd. (ƒ)
5.860% due 05/29/49	1,105	1,041
Crest, Ltd. (Þ)
Series 2003-2A Class C2
5.709% due 12/28/38	1,710	1,709
Depfa ACS Bank (Å)
5.125% due 03/16/37	300	270
Deutsche Telekom International Finance BV
5.540% due 03/23/09 (Ê)	900	901
8.000% due 06/15/10	545	582
5.750% due 03/23/16	300	291
8.250% due 06/15/30	155	185
Egypt Government AID Bonds
4.450% due 09/15/15	660	625
Eksportfinans ASA
5.500% due 05/25/16	450	453

	Principal Amount ($) or Shares	Market Value $
Export-Import Bank of China (Þ)
4.875% due 07/21/15	465	434
Export-Import Bank of Korea (Þ)
4.125% due 02/10/09	255	250
Falconbridge, Ltd.
6.000% due 10/15/15	495	496
Gaz Capital for Gazprom (Å)
6.212% due 11/22/16	1,420	1,360
6.510% due 03/07/22	260	249
Glitnir Banki HF (Å)
6.330% due 07/28/11	270	276
6.693% due 06/15/16	450	466
Harborview NIM Corp. (Þ)
Series 2006-9A Class N1
6.409% due 11/19/36	186	186
HBOS PLC (ƒ)(Þ)
5.920% due 09/29/49	100	90
HSBC Holdings PLC (Ñ)
6.500% due 05/02/36	345	344
Intergas Finance BV (Ñ)(Å)
6.375% due 05/14/17	491	464
Ispat Inland ULC
9.750% due 04/01/14	825	900
Kaupthing Bank Hf (Þ)
6.045% due 04/12/11 (Ê)	750	756
5.750% due 10/04/11 (Å)	100	100
7.125% due 05/19/16 (Å)	1,250	1,330
Klio Funding, Ltd. (Ê)(Þ)
Series 2004-1A Class A1
5.906% due 04/23/39	1,515	1,523
Korea Electric Power Corp. (Þ)
5.125% due 04/23/34	125	121
Lukoil International Finance BV (Þ)
6.356% due 06/07/17	535	504
Merna Reinsurance, Ltd. (Ê)(Å)
Series B
7.110% due 06/30/12	400	400
Mexico Government International Bond
Series MTNA
6.750% due 09/27/34	1,284	1,348
Mizuho Financial Group Cayman, Ltd. (Þ)
5.790% due 04/15/14	315	311
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/29/49	200	192
National Australia Bank, Ltd. (Ê)(Þ)
5.400% due 09/11/09	500	501

52	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Newcastle CDO, Ltd. (Þ)
Series 2004-4A Class 3FX
5.110% due 03/24/39	845	801
Petrobras International Finance Co.
6.125% due 10/06/16	390	372
8.375% due 12/10/18	300	335
Petroleum Export, Ltd. (Þ)
5.265% due 06/15/11	83	81
Province of Quebec Canada
Series PJ
6.125% due 01/22/11	815	839
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
5.298% due 09/30/20	435	414
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ)
5.838% due 09/30/27	250	237
Resona Bank, Ltd. (ƒ)(Þ)
5.850% due 09/29/49	375	356
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Å)
7.191% due 12/29/49	300	303
Rogers Cable, Inc.
6.750% due 03/15/15	1,150	1,179
Rogers Wireless, Inc.
6.375% due 03/01/14	140	141
Royal Bank of Scotland Group PLC (ƒ)
Series 1
9.118% due 03/31/49	200	217
Royal KPN NV
8.000% due 10/01/10	550	589
RSHB Capital SA for OJSC Russian Agricultural Bank (Å)
6.299% due 05/15/17	310	293
Russia Government International Bond
7.500% due 03/31/30 (Þ)	488	534
Series REGS
7.500% due 03/31/30	19	21
Santander Financial Issuances
6.375% due 02/15/11	120	125
Santander US Debt SA Unipersonal (Ê)(Þ)
5.370% due 11/20/08	1,200	1,200
Sanwa Finance Aruba AEC
8.350% due 07/15/09	460	485
Shinsei Finance Cayman, Ltd. (ƒ)(Å)
6.418% due 01/29/49	400	384

	Principal Amount ($) or Shares	Market Value $
Siemens Financieringsmaatschappij NV (Þ)
5.500% due 02/16/12	1,400	1,408
6.125% due 08/17/26	1,600	1,556
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Å)
6.078% due 01/29/49	970	929
Sumitomo Mitsui Banking Corp. (ƒ)(Þ)
5.625% due 07/29/49	145	138
Suncor Energy, Inc.
6.500% due 06/15/38	2,275	2,319
Systems 2001 AT LLC (Þ)
7.156% due 12/15/11	241	250
Telecom Italia Capital SA
6.200% due 07/18/11	230	232
5.250% due 10/01/15	505	470
Telefonica Emisiones SAU
5.660% due 06/19/09 (Ê)	800	799
6.221% due 07/03/17	140	139
7.045% due 06/20/36	175	178
Telefonica Europe BV
7.750% due 09/15/10	875	926
Telefonos de Mexico SAB de CV
4.500% due 11/19/08	515	507
TELUS Corp.
8.000% due 06/01/11	755	808
TNK-BP Finance SA (Å)
Series 144a
7.500% due 07/18/16	400	402
Transocean, Inc. (Ê)
5.560% due 09/05/08	500	500
Tyco International Group SA
6.125% due 11/01/08	30	30
6.125% due 01/15/09	10	10
6.750% due 02/15/11	690	717
6.375% due 10/15/11	435	450
6.000% due 11/15/13	720	726
7.000% due 06/15/28	30	32
6.875% due 01/15/29	90	97
Vale Overseas, Ltd.
6.250% due 01/11/16	95	94
6.250% due 01/23/17	285	282
6.875% due 11/21/36 (Ñ)	661	643
Vodafone Group PLC
5.750% due 03/15/16	235	228
WEA Finance LLC/WCI Finance LLC (Þ)
5.700% due 10/01/16	2,210	2,168

Fixed Income I Fund	53

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Xstrata Finance Canada, Ltd. (Þ)
5.500% due 11/16/11	40	40
5.800% due 11/15/16	130	128

		51,451

Loan Agreements - 0.4%
Starbound Reinsurance, Ltd., Term B II Loan
8.360% due 08/20/09	315	315
Starbound Reinsurance, Ltd., Term B III Loan
6.860% due 03/31/08	4,000	4,000
7.360% due 08/20/09	615	615

		4,930

Mortgage-Backed Securities - 58.3%
Adjustable Rate Mortgage Trust (Ê)
Series 2005-3 Class 8A2
5.560% due 07/25/35	340	340
American Home Mortgage Investment Trust (Ê)
Series 2004-4 Class 4A
4.390% due 02/25/45	276	271
Series 2005-2 Class 5A2
5.470% due 09/25/35	342	342
Series 2005-3 Class 3A2
5.500% due 09/25/35	114	114
Series 2005-4 Class 1A1
5.610% due 11/25/45	944	946
Arcap Reit, Inc. (Þ)
Series 2004-RR3 Class B
5.040% due 09/21/45	420	400
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	539	534
Series 2004-4 Class A3
4.128% due 07/10/42	580	566
Series 2005-2 Class A4
4.783% due 07/10/43	865	836
Series 2005-3 Class A2
4.501% due 07/10/43	445	434
Series 2005-3 Class A4
4.668% due 07/10/43	1,200	1,114
Series 2005-6 Class A1
5.001% due 09/10/47	1,563	1,550
Series 2005-6 Class A2
5.165% due 09/10/47	1,275	1,263

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class A4
5.372% due 09/10/45	305	295
Series 2006-3 Class A4
5.889% due 07/10/44	1,030	1,028
Series 2007-1 Class A3
5.449% due 01/15/49	1,235	1,227
Series 2007-3 Class A4
5.838% due 06/10/49	1,250	1,226
Banc of America Funding Corp.
Series 2005-5 Class 1A11
5.500% due 09/25/35	871	833
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	442	434
Series 2006-3 Class 5A8
5.500% due 03/25/36	820	805
Series 2006-A Class 3A2
5.896% due 02/20/36	3,590	3,614
Series 2006-A Class 4A1 (Ê)
5.570% due 02/20/36	844	843
Series 2006-B Class 7A1 (Ê)
5.899% due 03/20/36	654	650
Series 2006-G Class 2A1 (Ê)
5.540% due 07/20/36	1,077	1,079
Series 2006-G Class 2A2 (Ê)
5.400% due 07/20/36	890	889
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
5.770% due 12/25/33	968	970
Series 2004-1 Class 5A1
6.500% due 09/25/33	33	33
Series 2004-11 Class 2A1
5.750% due 01/25/35	688	669
Series 2004-2 Class 5A1
6.500% due 10/25/31	105	105
Series 2005-L Class 3A1 (Ê)
5.458% due 01/25/36	426	424
Series 2006-2 Class A15
6.000% due 07/25/36	832	838
Bank of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê)
5.820% due 04/25/33	159	160
Series 2003-10 Class 2A2 (Ê)
5.770% due 12/25/33	396	398
Series 2006-5 Class CB17
6.000% due 06/25/36	687	690

54	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-4 Class A4
3.519% due 06/25/34	337	333
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.376% due 05/25/35	578	578
Series 2006-4 Class 32A1
6.477% due 07/25/36	3,157	3,199
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR Class A1
4.386% due 02/11/41	311	308
Series 2006-PW1 Class A1
5.044% due 12/01/38	2,214	2,194
Series 2007-PW1 Class A4
5.331% due 02/11/44	1,330	1,270
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	429	406
Series 2005-A1 Class 2A2 (Ê)
5.241% due 12/25/35	1,508	1,499
Series 2006-A1 Class 1A1 (Ê)
6.043% due 09/25/36	1,252	1,254
Series 2006-S4 Class A3
6.000% due 12/25/36	770	774
Series 2006-S4 Class A4
6.000% due 12/25/36	405	406
Series 2007-A1 Class 5A1
4.173% due 02/25/37	3,552	3,487
Citigroup Commercial Mortgage Trust
Series 2007-C6 Class A4
5.889% due 12/10/49	1,000	986
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB Class A2 (Ê)
6.197% due 02/25/34	65	66
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	168	165
Series 2006-WF1 Class A2F
5.657% due 03/01/36	565	560
Series 2006-WFH Class A1 (Ê)
5.370% due 10/25/36	1,595	1,594
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3 Class A5
5.617% due 10/15/48	540	528
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	446	447

	Principal Amount ($) or Shares	Market Value $
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A4 (Ê)
5.720% due 03/25/34	618	621
Series 2005-56 Class 4A1 (Ê)
5.630% due 11/25/35	1,034	1,038
Series 2005-59 Class 1A1 (Ê)
5.649% due 11/20/35	1,248	1,253
Series 2005-J8 Class 1A3
5.500% due 07/25/35	642	635
Series 2005-J12 Class 2A1 (Ê)
5.590% due 11/25/35	1,079	1,081
Series 2005-J13 Class 2A3
5.500% due 11/25/35	263	261
Series 2006-9T1 Class A7
6.000% due 05/25/36	342	344
Series 2006-J2 Class A3
6.000% due 04/25/36	506	508
Series 2007-J2 Class 2A1
6.000% due 07/25/37	611	612
Countrywide Asset-Backed Certificates (Ê)
Series 2005-IM2 Class A3
5.590% due 01/25/36	2,535	2,529
Series 2006-IM1 Class A2
5.560% due 04/25/36	5,905	5,844
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-7 Class 5A2 (Ê)
5.590% due 05/25/34	46	46
Series 2004-16 Class 1A1 (Ê)
5.720% due 09/25/34	392	392
Series 2005-3 Class 1A2 (Ê)
5.610% due 04/25/35	73	73
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	154	153
Series 2005-R3 Class AF (Ê)(Å)
5.720% due 09/25/35	1,100	1,107
Series 2006-HYB Class 2A1A
5.733% due 05/20/36	778	785
Series 2007-HY1 Class 1A2
5.707% due 04/25/37	261	261
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	267	268
Series 2005-C4 Class A3
5.120% due 08/15/38	5,050	4,930
Series 2005-C6 Class A1
4.938% due 12/15/40	994	985

Fixed Income I Fund	55

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A1
4.367% due 07/15/10	338	332
Series 2006-C1 Class AAB
5.555% due 02/15/39	945	936
Series 2006-C2 Class A1
5.250% due 03/15/39	785	781
Series 2006-C2 Class A2
5.850% due 03/15/39	870	868
Series 2006-C4 Class A1
4.771% due 09/15/39	2,163	2,129
Series 2006-C4 Class A3
5.467% due 09/15/39	455	440
Series 2006-TFL Class A1 (Ê)(Þ)
5.440% due 04/15/21	1,239	1,238
Series 2007-C1 Class A3
5.383% due 02/15/40	2,510	2,402
Series 2007-C2 Class A2
5.448% due 01/15/49	990	989
Series 2007-C3 Class A4
5.723% due 06/15/39	2,780	2,795
Series 2007-TF2 Class A1 (Ê)
5.791% due 04/15/22	1,300	1,300
Series 2007-TF2 Class A3 (Ê)
5.881% due 04/15/22	2,900	2,900
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
5.006% due 08/25/35	840	843
DLJ Commercial Mortgage Corp.
Series 1998-CF1 Class A1B
6.410% due 02/18/31	261	261
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
7.321% due 07/19/44	168	170
Series 2005-AR6 Class 2A1A (Ê)
5.610% due 10/19/45	1,026	1,030
Fannie Mae
7.000% due 2011	6	6
8.000% due 2011	3	3
5.190% due 2012	591	588
5.500% due 2013	11	11
6.500% due 2013	36	37
6.500% due 2015	23	24
7.000% due 2015	7	8
6.000% due 2016	102	102
6.500% due 2016	31	32

	Principal Amount ($) or Shares	Market Value $
5.500% due 2017	16	16
6.000% due 2017	1,248	1,259
6.500% due 2017	297	303
7.500% due 2017	1	1
4.500% due 2018	3,612	3,457
5.000% due 2018	2,025	1,973
5.500% due 2018	521	517
6.500% due 2018	302	312
4.500% due 2019	1,192	1,140
5.000% due 2019	9,759	9,492
6.500% due 2019	163	167
4.000% due 2020	2,739	2,545
4.500% due 2020	6,435	6,147
5.000% due 2020	13,798	13,413
6.500% due 2020	66	68
4.000% due 2021	725	674
5.000% due 2021	895	868
5.500% due 2021	797	788
6.000% due 2021	2,595	2,613
5.000% due 2022	995	965
8.000% due 2024	117	124
8.500% due 2024	21	24
9.000% due 2024	4	4
7.000% due 2025	19	21
8.000% due 2025	1	1
8.500% due 2025	23	24
7.000% due 2026	28	29
9.000% due 2026	5	6
7.000% due 2027	10	10
9.000% due 2027	1	1
6.500% due 2028	503	513
6.500% due 2029	1,063	1,087
7.000% due 2029	144	150
6.500% due 2030	9	9
8.000% due 2030	148	156
6.500% due 2031	156	159
8.000% due 2031	128	135
5.500% due 2032	70	68
6.000% due 2032	1,454	1,449
6.500% due 2032	1,734	1,766
7.000% due 2032	618	636
8.000% due 2032	6	6
3.911% due 2033 (Ê)	500	502
4.500% due 2033	1,004	917
4.793% due 2033 (Ê)	287	290
5.000% due 2033	7,289	6,877
5.500% due 2033	18,632	18,082
6.000% due 2033	789	784
6.500% due 2033	915	932

56	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.500% due 2034	1,298	1,183
5.000% due 2034	11,117	10,485
5.500% due 2034	31,806	30,844
6.000% due 2034	8,396	8,356
6.500% due 2034	790	802
4.372% due 2035 (Ê)	1,567	1,565
4.500% due 2035	2,990	2,725
4.538% due 2035 (Ê)	665	660
4.849% due 2035 (Ê)	482	469
5.000% due 2035	9,865	9,287
5.500% due 2035	52,658	51,019
6.000% due 2035	5,890	5,854
7.010% due 2035 (Ê)	514	532
7.013% due 2035 (Ê)	1,130	1,171
7.018% due 2035 (Ê)	728	754
4.335% due 2036 (Ê)	1,528	1,526
4.780% due 2036 (Ê)	780	779
5.000% due 2036	13,460	12,662
5.500% due 2036	1,390	1,340
6.000% due 2036	10,444	10,351
6.500% due 2036	4,526	4,574
7.000% due 2036	84	86
5.500% due 2037	3,500	3,381
6.500% due 2037	1,118	1,129
Series 1992-158 Class ZZ
7.750% due 08/25/22	240	253
Series 1993-134 Class H
6.500% due 08/25/08	498	498
Series 1999-56 Class Z
7.000% due 12/18/29	328	337
Series 2003-32 Class FH (Ê)
5.720% due 11/25/22	257	258
Series 2003-78 Class FI (Ê)
5.720% due 01/25/33	569	571
Series 2003-337 Class 1
Principal Only STRIP
Zero coupon due 07/01/33	812	562
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	797	211
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	1,908	291
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	2,130	325
Series 2004-21 Class FL (Ê)
5.670% due 11/25/32	288	289

	Principal Amount ($) or Shares	Market Value $
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	351	56
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	597	95
Series 2005-65 Class FP (Ê)
5.570% due 08/25/35	362	362
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	575	148
Series 2006-373 Class 1
Principal Only STRIP
Zero coupon due 07/01/36	576	407
15 Year TBA (Ï)
4.500%	2,790	2,657
5.000%	6,780	6,572
5.500%	6,775	6,690
6.000%	705	709
30 Year TBA (Ï)
4.500%	1,780	1,621
5.000%	42,180	39,557
5.500%	39,915	38,542
6.000%	31,880	31,581
6.500%	17,330	17,503
Fannie Mae Grantor Trust
Series 2001-T6 Class B
6.088% due 05/25/11	1,810	1,863
Series 2002-T5 Class A1 (Ê)
5.560% due 05/25/32	502	502
Fannie Mae REMICS
Series 2003-35 Class FY (Ê)
5.720% due 05/25/18	1,010	1,016
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	154	100
Series 2006-5 Class 3A2 (Ê)
4.673% due 05/25/35	100	99
Fannie Mae Whole Loan (Ê)
Series 2004-W2 Class 5AF
5.670% due 03/25/44	524	524
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê)
Series 2005-63 Class 1A1
6.229% due 02/25/45	84	84
FHA Project Citi 68 NP
7.430% due 06/27/21	190	191

Fixed Income I Fund	57

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.302% due 09/25/34	140	140
Series 2006-AA5 Class A2 (Ê)
6.531% due 09/25/36	465	476
Series 2006-AA7 Class A1 (Ê)
6.551% due 01/25/37	2,181	2,214
Series 2006-FA3 Class A6
6.000% due 07/25/36	465	468
First Horizon Asset Securities, Inc. (Ê)
Series 2005-AR5 Class 3A1
5.535% due 10/25/35	196	196
Freddie Mac
4.500% due 2013 (Ñ)	3,665	3,550
9.000% due 2016	41	44
5.000% due 2018	295	288
5.000% due 2019	563	548
4.500% due 2020	824	786
7.340% due 2027 (Ê)	30	31
5.500% due 2032	407	395
5.500% due 2033	101	98
4.738% due 2034 (Ê)	275	276
5.000% due 2035	2,396	2,254
6.000% due 2035	397	392
5.000% due 2036	2,583	2,430
5.128% due 2036 (Ê)	1,653	1,626
5.500% due 2036	1,166	1,129
5.880% due 2036 (Ê)	293	294
5.941% due 2036 (Ê)	643	643
5.969% due 2036 (Ê)	354	356
6.145% due 2036 (Ê)	880	884
5.000% due 2037	6,460	6,059
5.500% due 2037	2,085	2,014
5.704% due 2037 (Ê)	1,872	1,874
5.918% due 2037 (Ê)	1,164	1,162
Series 1993-160 Class I
Interest Only STRIP
6.500% due 11/15/08	45	1
Series 1998-210 Class ZM
6.000% due 12/15/28	646	650
Series 2000-226 Class F (Ê)
5.770% due 11/15/30	11	11
Series 2001-229 Class KF (Ê)
5.570% due 07/25/22	383	385
Series 2003-262 Class AB
2.900% due 11/15/14	526	510
Series 2004-277 Class UF (Ê)
5.620% due 06/15/33	702	703

	Principal Amount ($) or Shares	Market Value $
Series 2004-281 Class DF (Ê)
5.770% due 06/15/23	217	219
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	330	53
Series 2005-294 Class FA (Ê)
5.490% due 03/15/20	426	426
Series 2005-305 Class JF (Ê)
5.620% due 10/15/35	462	462
15 Year TBA (Ï)
5.000%	2,500	2,423
30 Year TBA (Ï)
5.000%	6,480	6,077
5.500%	15,220	14,702
6.000%	18,115	17,968
Freddie Mac Gold
7.000% due 2008	4	4
8.000% due 2009	4	4
6.000% due 2010	35	35
7.000% due 2010	52	54
8.000% due 2010	14	15
6.000% due 2011	118	120
7.000% due 2011	7	7
6.000% due 2012	2	2
6.000% due 2013	26	26
12.000% due 2014	19	20
6.000% due 2016	339	342
9.000% due 2016	19	20
6.000% due 2017	347	348
4.500% due 2018	959	918
5.000% due 2018	655	640
4.500% due 2019	903	863
5.500% due 2019	743	736
5.500% due 2020	1,935	1,916
6.500% due 2025	16	17
8.000% due 2025	29	31
9.000% due 2026	1	1
6.500% due 2027	2	2
8.500% due 2027	58	63
6.500% due 2028	183	186
6.500% due 2029	334	341
7.276% due 2030 (Ê)	5	5
6.000% due 2031	14	14
6.500% due 2031	510	520
5.500% due 2032	2,751	2,669
6.500% due 2032	569	580
7.000% due 2032	257	266
7.500% due 2032	70	73
5.000% due 2033	520	490

58	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2033	5,357	5,199
6.000% due 2033	526	525
4.500% due 2034	143	130
5.000% due 2034	2,325	2,192
5.500% due 2034	2,587	2,509
6.000% due 2034	800	796
6.500% due 2034	49	50
5.000% due 2035	4,776	4,494
5.500% due 2035	1,896	1,837
5.000% due 2036	474	446
Freddie Mac Reference REMICS
Series 2006-R00 Class AK
5.750% due 12/15/18	531	533
Series 2006-R00 Class FK (Ê)
5.720% due 07/15/23	437	438
Freddie Mac REMICS
Series 2004-277 Class KE
3.500% due 12/15/17	100	99
Freddie Mac REMICS
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	302	30
Series 2003-269 Class FE (Ê)
5.920% due 12/15/28	685	690
Series 2005-299 Class KF (Ê)
5.720% due 06/15/35	220	220
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	468	60
Series 2006-323 Class PA
6.000% due 03/15/26	825	834
Series 2007-333 Class AF (Ê)
5.470% due 10/15/20	4,726	4,723
Series 2007-333 Class BF (Ê)
5.470% due 07/15/19	1,473	1,471
Series 2007-333 Class FT (Ê)
5.470% due 08/15/19	3,540	3,537
Series 2007-334 Class FA (Ê)
5.550% due 02/15/19	3,200	3,201
Freddie Mac Strips
Series 2007-245 Class IO
Interest Only STRIP
5.000% due 05/15/37	1,024	288
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A1
4.012% due 06/10/48	350	344
Series 2005-C1 Class A5
4.772% due 06/10/48	400	375

	Principal Amount ($) or Shares	Market Value $
Series 2006-C1 Class A4
5.339% due 03/10/44	905	876
Ge Capital Commercial Mortgage Corp.
Series 2007-C1 Class A4
5.543% due 12/10/49	240	232
Ginnie Mae I
6.500% due 2008	2	2
6.500% due 2009	13	13
6.500% due 2010	3	4
7.000% due 2011	12	12
9.500% due 2016	1	1
8.000% due 2017	10	11
10.500% due 2020	5	6
8.000% due 2022	20	22
8.500% due 2022	1	1
8.500% due 2024	11	11
8.000% due 2025	12	13
8.000% due 2026	89	94
8.000% due 2029	55	60
8.500% due 2029	21	22
8.000% due 2030	55	58
8.500% due 2030	15	16
7.000% due 2031	224	233
7.000% due 2032	104	108
5.000% due 2033	2,858	2,730
7.000% due 2033	17	17
5.000% due 2035	459	438
6.000% due 2035	4,368	4,366
30 Year TBA (Ï)
5.500%	4,960	4,831
6.500%	2,700	2,747
Ginnie Mae II
6.125% due 2027 (Ê)	45	45
5.000% due 2030 (Ê)	152	154
5.375% due 2030 (Ê)	27	28
7.500% due 2032	16	16
4.500% due 2035	695	637
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1 Class A2
6.465% due 04/15/34	510	523
Series 2005-C1 Class A2
4.471% due 05/10/43	465	454
GMAC Mortgage Corp. Loan Trust
Series 2005-AR6 Class 3A1
5.301% due 11/19/35	690	686
Series 2006-AR1 Class 1A1 (Ê)
5.599% due 03/19/36	1,574	1,578

Fixed Income I Fund	59

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Government National Mortgage Association (Ê)
Series 1999-40 Class FE
5.870% due 11/16/29	367	370
Greenpoint Mortgage Funding Trust (Ê)
Series 2006-AR5 Class A1A
5.400% due 10/25/46	1,702	1,703
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
5.317% due 06/10/36	1,380	1,350
Series 2005-GG3 Class A1
3.919% due 08/10/42	518	510
Series 2005-GG5 Class A41
5.243% due 04/10/37	695	682
Series 2006-RR1 Class A1 (Þ)
5.780% due 03/18/49	580	552
Series 2007-GG9 Class A4
5.444% due 03/10/39	—	—
GS Mortgage Securities Corp. II
Series 1998-C1 Class A2
6.620% due 10/18/30	1,025	1,030
Series 2005-GG4 Class AABA
4.680% due 07/10/39	600	574
Series 2006-FL8 Class A1 (Ê)(Þ)
5.420% due 06/06/20	503	503
Series 2006-GG6 Class A4
5.553% due 04/10/38	305	298
Series 2006-GG8 Class AAB
5.535% due 11/10/39	575	567
GSMPS Mortgage Loan Trust (Ê)(Þ)
Series 2004-4 Class 1AF
5.720% due 06/25/34	1,041	1,047
GSR Mortgage Loan Trust (Ê)
Series 2004-5 Class 1A3
6.710% due 05/25/34	624	627
Harborview Mortgage Loan Trust
Series 2004-4 Class 3A (Ê)
6.070% due 06/19/34	423	422
Series 2005-14 Class 3A1A
5.307% due 12/19/35	194	194
Series 2006-2 Class 1A
5.431% due 02/25/36	450	451
Series 2006-3 Class 1A1A (Ê)
6.385% due 06/19/36	5,070	5,160
Series 2006-14 Class 2A1A (Ê)
5.470% due 03/19/38	3,047	3,049

	Principal Amount ($) or Shares	Market Value $
HSI Asset Securitization Corp. Trust (Ê)
Series 2005-I1 Class 2A1
5.440% due 11/25/35	602	601
Impac CMB Trust (Ê)
Series 2004-5 Class 1A1
5.680% due 10/25/34	317	317
Impac Secured Assets CMN Owner Trust (Ê)
Series 2005-2 Class A1
5.640% due 03/25/36	1,068	1,071
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class A2
5.099% due 09/25/35	307	301
Series 2006-AR2 Class A2 (Ê)
5.400% due 11/25/36	146	146
Series 2006-AR3 Class 2A1A
6.386% due 03/25/36	6,462	6,575
Indymac Loan Trust (Ê)
Series 2004-L1 Class A1 (Þ)
5.600% due 07/25/09	137	138
Series 2005-L1 Class A
5.520% due 06/25/10	660	660
Series 2005-L2 Class A1
5.540% due 01/25/11	858	858
JP Morgan Alternative Loan Trust
Series 2006-A2 Class 3A1
5.946% due 05/25/36	2,630	2,645
Series 2006-A3 Class 1A2 (Ê)
5.390% due 07/25/36	777	776
Series 2006-A4 Class A4 (Ê)
5.390% due 08/25/36	621	621
Series 2006-A6 Class 1A2 (Ê)
5.390% due 11/25/36	1,070	1,069
Series 2006-S4 Class A1B (Ê)
5.400% due 12/25/36	1,966	1,957
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB7 Class A3
4.449% due 01/12/38	940	911
Series 2004-LN2 Class A1
4.475% due 07/15/41	660	641
Series 2005-CB1 Class A1
4.520% due 08/12/37	818	807
Series 2005-CB1 Class A2
5.247% due 01/12/43	975	968
Series 2005-CB1 Class A4
4.895% due 09/12/37	80	75
5.294% due 01/12/43	200	193

60	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-FL1 Class A1 (Ê)(Þ)
5.430% due 02/15/19	317	317
Series 2005-LDP Class A1
5.035% due 12/15/44	3,077	3,052
4.116% due 03/15/46	385	379
Series 2005-LDP Class A3
4.959% due 08/15/42	690	667
5.208% due 12/15/44	2,845	2,786
Series 2005-LDP Class A3A1
4.871% due 10/15/42	1,775	1,731
Series 2005-LDP Class A4
4.918% due 10/15/42	400	376
5.179% due 12/15/44	645	622
Series 2006-CB1 Class A1
5.279% due 12/12/43	629	626
Series 2006-CB1 Class A3A (Þ)
5.491% due 12/12/44	1,370	1,357
Series 2006-CB1 Class A4
5.471% due 12/12/44	460	447
5.552% due 05/12/45	620	604
Series 2006-CB1 Class ASB
5.471% due 12/12/44	365	360
Series 2006-FL1 Class A1A (Ê)(Þ)
5.410% due 02/15/20	175	175
Series 2006-LDP Class A1S
5.284% due 05/15/47	4,585	4,528
Series 2006-LDP Class A3
5.336% due 05/15/47	370	353
Series 2006-LDP Class A3B
5.447% due 05/15/45	625	614
Series 2006-LDP Class A4
5.875% due 04/15/45	2,790	2,796
5.399% due 05/15/45	830	799
Series 2007-LD1 Class A4
6.007% due 06/15/49	2,465	2,488
Series 2007-LDP Class A2S
5.305% due 05/15/49	1,220	1,200
Series 2007-LDP Class A3
5.420% due 01/15/49	2,005	1,923
JP Morgan Mortgage Trust
Series 2005-A2 Class 3A1
4.900% due 04/25/35	971	961
Series 2005-A3 Class 6A1
4.912% due 06/25/35	1,322	1,311
Series 2005-A6 Class 2A2
4.972% due 08/25/35	922	915
Series 2006-A2 Class 1A1
5.461% due 04/25/36	1,459	1,454

	Principal Amount ($) or Shares	Market Value $
Series 2007-A1 Class 3A2 (Ê)
5.007% due 07/25/35	4,403	4,362
Series 2007-A1 Class 6A1
4.780% due 07/25/35	1,903	1,874
Series 2007-A4 Class 3A1
5.888% due 06/25/37	1,620	1,611
LB-UBS Commercial Mortgage Trust
Series 2001-C3 Class A1
6.058% due 06/15/20	204	206
Series 2003-C3 Class A1
2.599% due 05/15/27	403	397
Series 2004-C2 Class A1
2.946% due 03/15/29	1,153	1,117
Series 2004-C4 Class A3
4.982% due 06/15/29	1,180	1,171
Series 2005-C3 Class A5
4.739% due 07/15/30	340	317
Series 2005-C3 Class AAB
4.664% due 07/15/30	400	382
Series 2006-C4 Class A4
5.887% due 06/15/38	315	316
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Þ)
Series 2006-LLF Class A1
5.400% due 09/15/21	122	121
Lehman Mortgage Trust
Series 2005-3 Class 1A3
5.500% due 01/25/36	1,099	1,098
Lehman XS Trust (Ê)
Series 2005-5N Class 1A1
5.620% due 11/25/35	729	731
Series 2005-7N Class 1A1B
5.620% due 12/25/35	534	534
Mach One Trust Commercial Mortgage-Backed (Þ)
Series 2004-1A Class A3
5.220% due 05/28/40	1,350	1,305
Mastr Adjustable Rate Mortgages Trust
Series 2006-2 Class 3A1
4.844% due 01/25/36	883	873
Mastr Alternative Loans Trust
Series 2003-4 Class B1
5.672% due 06/25/33	337	338
Series 2004-10 Class 5A6
5.750% due 09/25/34	505	503
Mastr Asset Securitization Trust
Series 2003-7 Class 4A35 (Ê)
5.720% due 09/25/33	719	720

Fixed Income I Fund	61

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-11 Class 6A8 (Ê)
5.820% due 12/25/33	726	730
Series 2004-4 Class 2A2 (Ê)
5.770% due 04/25/34	277	277
Series 2005-2 Class 1A1
5.250% due 11/25/35	1,127	1,097
Mastr Reperforming Loan Trust (Å)
Series 2005-1 Class 1A1
6.000% due 08/25/34	571	567
Merrill Lynch Mortgage Investors, Inc.
Series 2006-A1 Class 1A1
5.852% due 03/25/36	4,663	4,682
Merrill Lynch Mortgage Trust
Series 2004-MKB Class A2
4.353% due 02/12/42	820	805
Series 2005-LC1 Class A1
5.017% due 01/12/44	223	222
Series 2005-LC1 Class A2
5.202% due 01/12/44	1,265	1,256
Series 2005-MKB Class A1
4.446% due 09/12/42	757	746
Series 2006-C1 Class A4
5.659% due 05/12/39	660	653
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3 Class A2
5.291% due 07/12/46	1,400	1,384
Series 2006-4 Class A1
3.642% due 12/12/49	979	942
Series 2007-5 Class A4
5.378% due 08/12/48	1,900	1,857
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
5.750% due 04/25/29	80	80
Morgan Stanley Capital I
Series 2004-HQ3 Class A1
3.100% due 01/13/41	253	250
Series 2004-RR2 Class A2 (Þ)
5.450% due 10/28/33	1,370	1,329
Series 2005-HQ5 Class A4
5.168% due 01/14/42	880	844
Series 2005-HQ6 Class A4A
4.989% due 08/13/42	530	502
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	750	733
Series 2005-IQ9 Class A1
3.990% due 07/15/56	465	456
Series 2005-T17 Class A5
4.780% due 12/13/41	250	235

	Principal Amount ($) or Shares	Market Value $
Series 2006-HQ8 Class A4
5.388% due 03/12/44	810	789
Series 2006-HQ9 Class A4
5.731% due 07/12/44	585	577
Series 2007-HQ1 Class A4
5.447% due 02/12/44	1,010	995
Morgan Stanley Dean Witter Capital I
Series 2001-TOP Class A3
6.200% due 07/15/33	214	213
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR Class 2A3
5.771% due 03/25/36	462	466
Series 2006-11 Class 1A6
6.231% due 08/25/36	650	658
Nomura Asset Acceptance Corp. (Ê)
Series 2007-2 Class A1A
5.440% due 06/25/15	3,495	3,496
Novastar Mortgage-Backed Notes (Ê)
Series 2006-MTA Class 2A1A
5.510% due 09/25/46	944	946
Prime Mortgage Trust
Series 2004-CL1 Class 1A2 (Ê)
5.720% due 02/25/34	87	87
Series 2004-CL1 Class 2A2 (Ê)
5.720% due 02/25/19	20	20
Series 2006-DR1 Class 2A1 (Å)
5.500% due 05/25/35	2,418	2,361
Series 2006-DR1 Class 2A2 (Å)
6.000% due 05/25/35	2,146	2,104
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
5.920% due 04/25/34	113	114
Series 2004-QS8 Class A4 (Ê)
5.720% due 06/25/34	558	560
Series 2005-QA1 Class A41
5.681% due 09/25/35	704	702
Series 2005-QA8 Class NB3
5.492% due 07/25/35	455	453
Series 2005-QO3 Class A1 (Ê)
5.720% due 10/25/45	1,030	1,034
Series 2006-QA1 Class A21
5.975% due 01/25/36	2,221	2,241
Series 2006-QO7 Class 3A2 (Ê)
5.525% due 09/25/46	1,340	1,329
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	1,300	1,304
Residential Asset Securities Corp. (Ê)
Series 2003-KS4 Class AIIB
5.900% due 06/25/33	109	109

62	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
5.770% due 02/25/34	640	642
Series 2007-A5 Class 2A3
6.000% due 05/25/37	314	315
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
5.770% due 11/25/18	338	340
Series 2003-S14 Class A5 (Ê)
5.720% due 07/25/18	830	833
Series 2003-S20 Class 1A7 (Ê)
5.820% due 12/25/33	212	213
Series 2006-SA4 Class 2A1
6.124% due 11/25/36	1,154	1,170
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP2 Class A1
4.000% due 12/25/18	342	323
Sequoia Mortgage Trust (Ê)
Series 2004-3 Class A
5.571% due 04/20/34	573	573
Small Business Administration
Series 1999-P10 Class 1
7.540% due 08/10/09	159	162
Small Business Administration Participation Certificates
Series 2003-20I Class 1
5.130% due 09/01/23	77	76
Structured Adjustable Rate Mortgage Loan Trust (Ê)
Series 2005-19X Class 1A1
5.640% due 10/25/35	693	696
Structured Asset Securities Corp.
Series 2004-21X Class 1A3
4.440% due 12/25/34	1,134	1,123
Series 2006-11 Class A1 (Þ)
5.329% due 10/25/35	442	439
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
5.660% due 04/25/43	220	220
Series 2006-1 Class A3
5.490% due 01/25/36	2,405	2,403
Series 2006-3 Class A3
5.430% due 06/25/36	1,739	1,736
Series 2006-6 Class A1
5.430% due 12/25/36	501	500

	Principal Amount ($) or Shares	Market Value $
Tobacco Settlement Authority of Iowa
6.500% due 06/01/23	95	94
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9 Class A1
3.291% due 12/15/35	669	655
Series 2005-C16 Class A2
4.380% due 10/15/41	976	954
Series 2005-C17 Class A1
4.430% due 03/15/42	375	373
Series 2005-C22 Class A3
5.286% due 12/15/44	1,865	1,836
Series 2007-C30 Class A5
5.342% due 12/15/43	2,965	2,830
Series 2007-C31 Class A4
5.509% due 04/15/47	1,820	1,754
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	275	267
Series 2007-OA5 Class A1A (Ê)
5.869% due 05/25/47	1,870	1,869
Washington Mutual Mortgage Pass-Through Certificates
Series 2003-S9 Class A2 (Ê)
5.870% due 10/25/33	609	612
Series 2005-AR1 Class 1A1
4.835% due 10/25/35	521	515
Series 2005-AR1 Class A1A1 (Ê)
5.610% due 10/25/45	879	879
Series 2005-AR6 Class B3 (Ê)
5.980% due 04/25/45	418	416
Series 2007-HY3 Class 4B1
5.343% due 03/25/37	315	308
Series 2007-HY4 Class 1A1 (Ê)
5.565% due 04/25/37	377	374
Washington Mutual Pass-Through Certificates (Ê)
Series 2005-AR1 Class A1A2
5.610% due 12/25/45	472	474
Washington Mutual, Inc.
Series 2005-AR1 Class A1A2 (Ê)
5.600% due 11/25/45	894	898
Series 2006-AR1 Class 1A1
5.951% due 09/25/36	1,737	1,745
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 Class 2A3
5.500% due 03/25/36	821	815

Fixed Income I Fund	63

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series 2006-AR2 Class 2A1
4.950% due 03/25/36		674	668
Series 2006-AR8 Class 2A3
5.240% due 04/25/36		149	148
Series 2007-10 Class 2A5
6.250% due 07/25/37		399	403
Zuni Mortgage Loan Trust (Ê)
Series 2006-OA1 Class A1
5.450% due 08/25/36		1,070	1,069

			793,185

Municipal Bonds - 0.0%
State of Texas General Obligation Unlimited, weekly demand
4.750% due 04/01/35		300	299

Non-US Bonds - 0.2%
Bundesrepublik Deutschland
Series 04
3.750% due 01/04/15	EUR	790	1,041
Canadian Government Bond
4.000% due 12/01/31	CAD	123	156
Poland Government Bond
Series 1013
5.000% due 10/24/13	PLN	2,540	890
Quebec Residual
Zero Coupon STRIP due 12/01/36	CAD	830	181

			2,268

United States Government Agencies - 4.5%
Fannie Mae
5.125% due 07/13/09 (Ñ)		5,660	5,677
7.250% due 01/15/10 (Ñ)		600	631
3.875% due 02/15/10 (Ñ)		1,495	1,457
4.750% due 04/19/10 (Ñ)		2,950	2,926
7.125% due 06/15/10 (Ñ)		700	739
5.125% due 04/15/11		350	351
6.000% due 05/15/11 (Ñ)		1,040	1,073
5.000% due 02/16/12 (Ñ)		6,575	6,545
4.375% due 09/15/12 (Ñ)		470	455
4.375% due 03/15/13 (Ñ)		140	135
4.625% due 10/15/13		790	767
Zero coupon due 07/05/14		2,280	1,623
5.250% due 03/24/15		495	488
6.000% due 08/22/16		3,510	3,511
5.000% due 02/13/17 (Ñ)		635	617
5.000% due 04/26/17		945	908
6.625% due 11/15/30 (Ñ)		320	363

	Principal Amount ($) or Shares	Market Value $
5.625% due 07/15/37	300	302
6.210% due 08/06/38	420	460
Federal Farm Credit Bank (Ñ)
5.125% due 08/25/16	740	730
Federal Home Loan Bank System
5.400% due 01/02/09	430	430
4.875% due 05/14/10 (Ñ)	1,235	1,231
5.375% due 08/19/11 (Ñ)	490	495
5.500% due 08/13/14 (Ñ)	2,785	2,827
5.375% due 05/15/19	315	312
5.125% due 08/15/19 (Ñ)	330	322
5.625% due 06/11/21 (Ñ)	790	794
Series VB15 (Ñ)
5.000% due 12/21/15	1,265	1,237
Financing Corp.
Principal Only STRIP
Zero coupon due 09/26/19	1,355	720
Series 1
Zero coupon due 05/11/16	140	90
Series 2P
Zero coupon due 11/30/17	100	59
Series 3P
Zero coupon due 11/30/17	300	177
Series 5P
Zero coupon due 02/08/18	110	64
Series 6P
Zero coupon due 08/03/18	510	289
Series 8P
Zero coupon due 08/03/18	1,085	615
Series 9P
Zero coupon due 10/06/17	540	321
Series 10P
Zero coupon due 11/30/17	940	554
Series 12P
Zero coupon due 12/06/18	420	234
Series 13
Zero coupon due 12/27/16	490	303
Series 13P
Zero coupon due 12/27/18	1,135	629
Series 16P
Zero coupon due 04/05/19	1,200	655
Series 19
Zero coupon due 06/06/16	410	261
Series A-P
Zero coupon due 10/06/17	260	155
Series B-P
Zero coupon due 04/06/18	565	326
Series C-P
Zero coupon due 11/30/17	870	513

64	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series E-P
Zero coupon due 11/02/18	835	467
Freddie Mac (Ñ)
6.625% due 09/15/09	490	506
5.125% due 08/23/10	7,320	7,344
6.875% due 09/15/10	670	706
6.000% due 06/15/11	650	670
5.750% due 01/15/12	2,470	2,530
4.750% due 03/05/12	700	690
5.500% due 08/20/12	975	991
5.050% due 01/26/15	1,155	1,140
5.000% due 04/18/17	1,105	1,074
6.750% due 03/15/31	60	69
5.625% due 11/23/35	520	491
Tennessee Valley Authority
6.150% due 01/15/38	1,355	1,479

		61,528

United States Government Treasuries - 12.0%
United States Treasury Inflation Indexed Bonds (Ñ)
0.875% due 04/15/10	11	10
2.375% due 04/15/11	1,802	1,791
3.375% due 01/15/12	1,534	1,593
2.000% due 07/15/14	3,315	3,220
1.625% due 01/15/15	54	51
1.875% due 07/15/15	2,523	2,418
2.500% due 07/15/16	2,152	2,161
2.625% due 07/15/17	900	915
2.375% due 01/15/25	4,489	4,436
2.000% due 01/15/26	587	547
2.375% due 01/15/27	814	806
3.625% due 04/15/28	514	614
3.875% due 04/15/29	1,771	2,203
United States Treasury Notes
3.125% due 09/15/08 (Ñ)	850	835
3.625% due 07/15/09 (Ñ)	1,400	1,375
3.375% due 10/15/09 (Ñ)	425	415
3.625% due 01/15/10 (Ñ)	935	915
3.500% due 02/15/10 (Ñ)	3,000	2,924
4.000% due 03/15/10 (Ñ)	13,045	12,870
3.625% due 06/15/10 (Ñ)	12,520	12,216
4.125% due 08/15/10 (Ñ)	455	449
5.750% due 08/15/10	885	915
3.875% due 09/15/10 (Ñ)	750	735
4.375% due 12/15/10 (Ñ)	4,695	4,669
4.875% due 04/30/11 (Ñ)	10,270	10,371
4.625% due 08/31/11 (Ñ)	830	831

	Principal Amount ($) or Shares	Market Value $
4.500% due 09/30/11 (Ñ)	110	110
4.750% due 01/31/12 (Ñ)	1,075	1,082
4.500% due 03/31/12	50	50
4.500% due 04/30/12	570	567
10.375% due 11/15/12	2,090	2,122
4.250% due 11/15/13	3,615	3,535
4.000% due 02/15/14	3,915	3,764
4.250% due 08/15/14	7,540	7,331
4.250% due 11/15/14	2,515	2,442
4.750% due 05/15/14	8,640	8,666
4.125% due 05/15/15	7,125	6,834
4.250% due 08/15/15	1,995	1,927
5.125% due 05/15/16	4,710	4,822
4.625% due 11/15/16 (Ñ)	2,150	2,124
4.625% due 02/15/17	1,840	1,816
8.750% due 05/15/17 (Ñ)	1,885	2,455
8.875% due 08/15/17 (Ñ)	1,415	1,865
8.125% due 08/15/19 (Ñ)	4,610	5,939
8.125% due 08/15/21 (Ñ)	4,170	5,476
Principal Only STRIP
Zero coupon due 11/15/21	4,835	2,345
7.125% due 02/15/23 (Ñ)	7,690	9,422
6.000% due 02/15/26 (Ñ)	3,800	4,246
6.125% due 08/15/29 (Ñ)	1,510	1,738
5.375% due 02/15/31 (Ñ)	3,930	4,149
4.500% due 02/15/36	5,890	5,507
4.750% due 02/15/37	2,750	2,677

		163,296

Total Long-Term Investments
(cost $1,393,334)		1,380,053

Preferred Stocks - 0.1%
Auto and Transportation - 0.0%
General Motors Corp. (Æ)(Ñ)	13,100	264

Financial Services - 0.1%
DG Funding Trust (Å)	152	1,599

Total Preferred Stocks
(cost $1,842)		1,863

Fixed Income I Fund	65

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $		Market Value $

Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures
Sep 2007 90.75 Put (227)		51,501	1
Dec 2007 91.25 Put (156)		35,588	1
Dec 2007 91.50 Put (3)		686	—
Mar 2008 91.75 Put (630)		144,506	4
Mar 2008 92.75 Put (109)		25,274	1
Sep 2008 92.25 Put (35)		8,072	—
Sep 2008 92.50 Put (238)		55,038	1

Mortgage-Backed Securities
Fannie Mae TBA
Oct 2007 87.38 Put (6,500)		567,938	1

Total Options Purchased
(cost $14)			9

	Principal Amount ($) or Shares
Short-Term Investments - 11.6%
Abbey National Treasury Services PLC
5.270% due 07/02/08		1,300	1,299
American General Finance Corp. (Ê)
Series MTNI
5.490% due 06/27/08		1,300	1,302
Barclays Bank PLC
5.281% due 03/17/08		2,300	2,301
BNP Paribas
5.270% due 05/28/08		400	400
ChevronTexaco Capital Co.
3.500% due 09/17/07		470	469
CIT Group, Inc.
5.750% due 09/25/07		120	120
Citigroup, Inc.
3.500% due 02/01/08		985	977
Daimler Finance NA LLC
4.050% due 06/04/08		165	163
Dutch Treasury Certificate
Zero Coupon due 09/28/07	EUR	500	680
Fannie Mae
3.500% due 03/28/08		1,790	1,770
2.500% due 06/15/08 (Ñ)		3,065	2,997
Fannie Mae Discount Notes (§)
Zero Coupon due 03/17/08		430	416
Federal Home Loan Bank Discount Notes (ç)(ž)
5.090% due 08/01/07		1,600	1,600

	Principal Amount ($) or Shares	Market Value $
Ford Motor Credit Co. LLC (Ñ)
4.950% due 01/15/08	320	316
Fortis Bank
5.265% due 06/30/08	1,000	1,000
General Electric Capital Corp.
Series MTNA
4.250% due 01/15/08	220	219
GMAC LLC (Ñ)
6.125% due 08/28/07	760	759
Golden West Financial Corp.
4.125% due 08/15/07	270	270
Goldman Sachs Group, Inc. (The) (Ê)
Series MTNB
5.460% due 07/29/08	2,000	2,002
Merrill Lynch & Co., Inc. (Ê)
Series MTNC
5.430% due 06/16/08	1,900	1,899
Morgan Stanley
5.410% due 03/07/08 (Ê)	500	500
3.625% due 04/01/08	100	99
Series MTNF (Ê)
5.485% due 01/18/08	1,100	1,100
Nordea Bank Finland PLC
5.297% due 05/28/08	400	400
Rabobank USA Financial Corp.
5.320% due 08/01/07	7,500	7,500
Royal Bank of Canada
5.265% due 06/30/08	1,100	1,101
Russell Investment Company Money Market Fund	80,936,000	80,936
Skandinaviska Enskilda Banken
5.203% due 08/21/07	6,300	6,282
Societe Generale
5.269% due 06/30/08	2,600	2,599
5.298% due 06/30/08	100	100
Societe Generale NA
5.225% due 10/09/07	5,400	5,302
Total SA
5.350% due 08/01/07	7,500	7,500
UBS Financial Del LLC
5.245% due 09/04/07	5,300	5,274
5.245% due 10/10/07	2,800	2,762
Unicredito Italiano SpA
5.358% due 05/06/08	2,700	2,707
5.370% due 05/29/08	500	501
United States Treasury Bills (ž)(§)(ç)
4.692% due 08/16/07	200	200
4.723% due 08/16/07	100	100
4.729% due 08/16/07	505	504
4.733% due 08/16/07	20	20

66	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.743% due 08/16/07	325	324
4.766% due 08/16/07	150	150
4.812% due 08/16/07	25	25
4.722% due 09/13/07	100	99
4.766% due 09/13/07	1,105	1,099
4.664% due 09/27/07	300	298
United States Treasury Notes (Ñ)
3.000% due 02/15/08	500	495
4.625% due 02/29/08	3,260	3,254
3.750% due 05/15/08	6,000	5,947

Total Short-Term Investments
(cost $158,232)		158,137

Other Securities - 18.2%
Russell Investment Money Market Fund (×)	42,149,754	42,150
State Street Securities Lending Quality Trust (×)	204,639,400	204,639

Total Other Securities
(cost $246,789)		246,789

Total Investments - 131.4%
(identified cost $1,800,211)		1,786,851

Other Assets and Liabilities, Net - (31.4%)		(427,144)

Net Assets - 100.0%		1,359,707

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	67

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures expiration date 03/08 (3)	979	(5)
expiration date 06/08 (1)	326	(2)
expiration date 09/08 (13)	4,244	(2)
expiration date 12/08 (13)	4,244	(3)
expiration date 03/09 (5)	1,633	1
expiration date 06/09 (6)	1,959	1
Euro-Bund Futures (Germany) expiration date 08/07 (10)	7	(1)
Eurodollar Futures (CME) expiration date 03/08 (904)	214,836	(244)
expiration date 06/08 (763)	181,489	(139)
expiration date 09/08 (302)	71,850	229
expiration date 12/08 (388)	92,291	321
expiration date 03/09 (6)	1,427	(3)
Euroyen Futures expiration date 12/07 (17)	3,554	2
LIBOR Futures expiration date 03/08 (31)	7,383	(30)
expiration date 06/08 (16)	3,811	(22)
expiration date 09/08 (20)	4,765	(15)
expiration date 12/08 (14)	3,336	4
expiration date 03/09 (7)	1,668	2
expiration date 06/09 (2)	477	1
Germany, Federal Republic 10 Year Bonds expiration date 09/07 (36)	5,553	45
United States Treasury Bonds expiration date 09/07 (21)	2,311	63
United States Treasury 2 Year Notes expiration date 09/07 (73)	14,960	72
United States Treasury 5 Year Notes expiration date 09/07 (535)	56,426	471
United States Treasury 10 Year Notes expiration date 09/07 (49)	5,264	102

Short Positions
United States Treasury Bonds expiration date 09/07 (35)	3,852	(74)
United States Treasury 5 Year Notes expiration date 09/07 (19)	2,004	5
United States Treasury 10 Year Notes expiration date 09/07 (247)	26,533	(307)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		472

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Eurodollar Futures
Sep 2007 95.00 Call (7)	1,663	(4)
Mar 2008 95.38 Call (17)	4,053	(5)

United States Treasury Bonds
Aug 2007 109.00 Call (135)	14,715	(196)
Aug 2007 110.00 Call (68)	7,480	(62)
Aug 2007 111.00 Call (51)	5,661	(27)
Aug 2007 112.00 Call (34)	3,808	(10)
Aug 2007 106.00 Put (102)	10,812	(6)
Aug 2007 107.00 Put (172)	18,404	(19)
Aug 2007 108.00 Put (85)	9,180	(21)
Aug 2007 109.00 Put (138)	15,042	(67)

United States Treasury Notes 2 Year Futures
Aug 2007 103.00 Call (68)	14,008	(11)
10 Year Futures
Aug 2007 105.00 Call (15)	1,575	(37)
Aug 2007 106.00 Call (75)	7,950	(103)
Aug 2007 108.00 Call (34)	3,672	(13)
Nov 2007 105.00 Call (11)	1,155	(5)
Aug 2007 103.00 Put (17)	1,751	—
Aug 2007 106.00 Put (203)	21,518	(41)

Total Liability for Options Written (premiums received $485)		(627)

See accompanying notes which are an integral part of the financial statements.

68	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	624	AUD	726	08/09/07	(5)
USD	319	CAD	356	08/08/07	15
USD	531	CAD	594	08/08/07	26
USD	1,018	CAD	1,063	08/08/07	(22)
USD	878	CAD	939	08/09/07	2
USD	342	CAD	356	11/07/07	(7)
USD	570	CAD	594	11/07/07	(12)
USD	1,094	EUR	791	08/08/07	(11)
USD	4,591	EUR	3,323	08/27/07	(41)
USD	2,106	JPY	247,044	08/08/07	(18)
USD	2,401	JPY	288,810	09/19/07	53
USD	2,074	JPY	247,044	11/07/07	38
USD	112	KRW	102,108	09/21/07	—
USD	222	KRW	205,328	09/21/07	2
USD	940	PLN	2,556	08/08/07	(18)
USD	90	PLN	254	09/28/07	2
USD	90	RUB	2,321	09/19/07	1
USD	17	SGD	25	08/07/07	—
USD	17	SGD	25	10/03/07	—
USD	43	SGD	66	10/03/07	—
USD	66	SGD	101	10/03/07	1
USD	222	SGD	336	10/03/07	1
USD	2,100	ZAR	15,330	09/28/07	26
CAD	356	USD	341	08/08/07	7
CAD	594	USD	569	08/08/07	12
CAD	1,063	USD	952	08/08/07	(45)
CAD	1,063	USD	1,020	11/07/07	22
EUR	791	USD	1,078	08/08/07	(5)
EUR	296	USD	407	08/27/07	1
EUR	791	USD	1,097	11/07/07	11
JPY	247,044	USD	2,050	08/08/07	(38)
JPY	60,200	USD	509	09/17/07	(2)
PLN	2,556	USD	916	08/08/07	(7)
PLN	2,556	USD	941	11/07/07	18
SGD	25	USD	16	08/07/07	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					7

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	69

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	10,000	5.000%	Three Month LIBOR	12/19/09	(8)
Bank of America	USD	600	5.000%	Three Month LIBOR	12/19/17	—
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	(2)
Barclays Bank PLC	USD	10,700	5.000%	Three Month LIBOR	12/19/09	(8)
Barclays Bank PLC	GBP	100	Six Month LIBOR	4.000%	12/15/36	34
BNP Paribas	EUR	1,200	2.090%	Consumer Price Index (France)	10/15/10	15
Citibank	USD	900	5.000%	Three Month LIBOR	12/19/12	(11)
Citibank	MXN	1,000	8.170%	Mexico Interbank 28 Day Deposit Rate	11/04/16	—
Credit Suisse First Boston	GBP	200	5.000%	Six Month LIBOR	06/15/09	(8)
Deutsche Bank AG	JPY	240,000	1.000%	Six Month LIBOR	09/18/08	—
Deutsche Bank AG	USD	18,200	5.000%	Three Month LIBOR	12/19/08	(8)
Deutsche Bank AG	GBP	100	6.000%	Six Month LIBOR	12/20/08	(1)
Deutsche Bank AG	JPY	20,000	1.000%	Six Month LIBOR	03/18/09	—
Deutsche Bank AG	USD	49,100	5.000%	Three Month LIBOR	12/19/09	(38)
Deutsche Bank AG	EUR	1,500	Six Month LIBOR	4.000%	12/15/11	52
Deutsche Bank AG	USD	400	Three Month LIBOR	5.000%	12/19/17	16
Deutsche Bank AG	USD	820	5.000%	Three Month LIBOR	12/19/37	(82)
Goldman Sachs	EUR	300	4.000%	Six Month LIBOR	03/20/09	(2)
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	06/15/09	(4)
Goldman Sachs	GBP	2,300	6.000%	Six Month LIBOR	06/19/09	(8)
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	(6)
Goldman Sachs	GBP	200	Six Month LIBOR	5.500%	12/15/36	(22)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	3
Lehman Brothers	GBP	3,300	4.500%	Six Month LIBOR	09/20/09	(210)
Merrill Lynch	GBP	5,700	4.500%	Six Month LIBOR	09/20/09	(363)
Merrill Lynch	GBP	200	4.000%	Six Month LIBOR	12/15/35	18
Morgan Stanley	USD	6,400	5.000%	Three Month LIBOR	06/20/09	(14)
Morgan Stanley	USD	1,300	5.000%	Three Month LIBOR	12/19/37	(129)
Royal Bank of Scotland	USD	18,200	5.000%	Three Month LIBOR	12/19/08	(8)
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	(6)
Royal Bank of Scotland	USD	5,300	5.000%	Three Month LIBOR	06/20/09	(12)
Royal Bank of Scotland	USD	1,500	5.000%	Three Month LIBOR	12/19/17	(59)
Royal Bank of Scotland	GBP	500	Six Month LIBOR	4.000%	12/15/36	169
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(11)
Royal Bank of Scotland	USD	1,300	5.000%	Three Month LIBOR	12/19/37	(129)
UBS	JPY	80,000	1.000%	Six Month LIBOR	03/18/09	(2)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,010						(844)

See accompanying notes which are an integral part of the financial statements.

70	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount $		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

Anadarko Petroleum	Goldman Sachs	USD	200	0.150%		03/20/08	—
Core Investment Grade Bond	Bank of America	USD	1,300	0.600%		06/20/17	(50)
Core Investment Grade Bond	Deutsche Bank	USD	400	(0.600%	)	06/20/17	(16)
Core Investment Grade Bond	Goldman Sachs	USD	1,000	(0.650%	)	12/20/16	(37)
Core Investment Grade Bond	Goldman Sachs	USD	900	(0.600%	)	06/20/17	(34)
Core Investment Grade Bond	Lehman Brothers	USD	600	0.600%		06/20/17	(23)
Core Investment Grade Bond	Morgan Stanley	USD	900	0.350%		06/20/12	(15)
Core Investment Grade Bond	Morgan Stanley	USD	1,000	1.833%		06/20/12	(66)
Countrywide Home Loans	Lehman Brothers	USD	2,200	0.480%		06/20/12	(79)
Countrywide Home Loans	Lehman Brothers	USD	1,290	(0.710%	)	06/20/17	(63)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	25,000	0.750%		06/20/12	(1,018)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	1,000	0.650%		12/20/16	(37)
Dow Jones CDX High Volatility Index	UBS Securities	USD	300	0.600%		06/20/17	(12)
International Paper Company	Lehman Brothers	USD	1,160	(0.340%	)	06/20/12	(10)
International Paper Company	Lehman Brothers	USD	550	(0.460%	)	09/20/12	—
Pitney Bowes	Lehman Brothers	USD	550	(0.220%	)	09/20/12	—
Qantas Airways, Ltd.	Lehman Brothers	USD	550	(0.630%	)	09/20/12	(5)
Russia Federation	Deutsche Bank	USD	2,000	0.260%		12/20/07	—
Russia Federation	Merrill Lynch	USD	100	0.245%		06/20/08	—
Russia Federation	Merrill Lynch	USD	1,000	0.305%		12/20/08	(2)
Russia Federation	Merrill Lynch	USD	1,000	0.795%		08/20/12	—
Temple-Inland Inc.	Lehman Brothers	USD	2,000	(0.740%	)	03/20/12	(18)
Verizon Communications	Lehman Brothers	USD	1,945	(0.180%	)	06/20/12	(17)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($458)							(1,502)

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	71

Russell Investment Company

Fixed Income III Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 83.4%
Asset-Backed Securities - 6.4%
ACE Securities Corp.
Series 2003-OP1 Class M2
6.820% due 12/25/33	130	130
Series 2004-IN1 Class A1
5.640% due 05/25/34	97	97
Series 2005-HE3 Class A2C (Ê)
5.825% due 05/25/35	3,500	3,501
Series 2005-SD3 Class A
5.720% due 08/25/45	509	508
Series 2006-ASP Class A2A (Ê)
5.400% due 10/25/36	282	281
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
6.970% due 01/25/34	265	256
Alliance Bancorp Trust (Ê)
Series 2007-OA1 Class A1
5.560% due 07/25/37	895	886
American Airlines, Inc.
6.817% due 11/23/12	155	153
6.977% due 05/23/21	55	52
American Express Credit Account Master Trust
Series 2004-C Class C
5.820% due 02/15/12	522	523
Series 2007-3 Class A
5.320% due 10/15/12	600	600
Argent Securities, Inc. (Ê)
Series 2005-W5 Class A2A
5.400% due 01/25/36	90	90
Asset Backed Securities Corp. Home Equity Loan Trust (Ê)
Series 2004-HE6 Class A1
5.595% due 09/25/34	118	118
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3
5.865% due 02/28/41	340	333
Bear Stearns Asset Backed Securities Trust
Series 2004-BO1 Class 1A1 (Ê)
5.520% due 09/25/34	67	67
Series 2005-AQ1 Class 2A1
5.540% due 03/25/35	111	111
Series 2005-HE1 Class A1 (Ê)
5.440% due 11/25/35	36	36

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Structured Products, Inc.
Series 2007-N2 Class 12C
Principal Only STRIP
Zero coupon due 01/27/37	1,169	50
Series 2007-N2 Class 13C
Principal Only STRIP
Zero coupon due 07/27/36	637	24
Principal Only STRIP
Series 2007-N2 Class 14C
Zero coupon due 01/27/37	703	26
Series 2007-N5 Class 5C (Þ)
Principal Only STRIP
Zero coupon due 04/25/37	455	19
BNC Mortgage Loan Trust
Series 2007-2 Class A2
5.420% due 05/25/37	927	926
Capital Auto Receivables Asset Trust
Series 2006-2 Class A3B
5.380% due 05/15/11	1,025	1,025
Series 2007-1 Class A3B
5.330% due 11/15/11	800	800
Series 2007-SN1 Class A3B (Ê)
5.380% due 07/15/10	1,150	1,150
Carrington Mortgage Loan Trust (Ê)
Series 2005-NC4 Class A1
5.470% due 09/25/35	21	21
Series 2006-OPT Class A1
5.385% due 02/25/36	58	58
Centex Home Equity (Ê)
Series 2005-C Class AV3
5.740% due 06/25/35	3,076	3,073
Chase Manhattan Auto Owner Trust
Series 2006-B Class A2
5.280% due 10/15/09	687	687
Citibank Credit Card Issuance Trust
Series 2000-A3 Class A3
6.875% due 11/16/09	200	201
Series 2001-C1 Class C1 (Ê)
6.440% due 01/15/10	2,000	2,008
Series 2007-A1 Class A1
5.350% due 03/22/12	725	724
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1 Class A2A (Ê)
5.390% due 08/25/36	274	274
Series 2007-AMC Class A2A (Ê)
5.380% due 05/25/37	2,525	2,524
Series 2007-OPX Class A1A
5.390% due 01/25/37	2,020	2,018

72	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Alternative Loan Trust
Series 2007-OA7 Class CP
Interest Only STRIP
2.121% due 05/25/47	3,900	195
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	52	52
Series 2004-AB2 Class M3
5.920% due 05/25/36	230	224
Series 2004-BC1 Class M1 (Ê)
5.820% due 02/25/34	159	158
Series 2004-S1 Class A2
3.872% due 03/25/20	73	71
Series 2005-16 Class 2AF1
5.470% due 05/25/36	263	263
Series 2006-3 Class 2A2
5.500% due 06/25/36	1,065	1,063
Series 2006-11 Class 1AF4
6.300% due 09/25/46	405	407
Series 2006-13 Class 1AF3
5.944% due 01/25/37	985	987
Series 2006-15 Class A3
5.689% due 10/25/46	260	259
Series 2006-17 Class 2A1 (Ê)
5.370% due 03/25/47	307	307
Series 2006-BC1 Class 2A2 (Ê)
5.500% due 04/25/36	295	294
Series 2006-S2 Class A2
5.627% due 07/25/27	385	384
Series 2006-S3 Class A2
6.085% due 06/25/21	760	746
Series 2006-S6 Class A2
5.519% due 03/25/34	480	479
Series 2006-S7 Class A3
5.712% due 04/25/35	1,780	1,771
Series 2006-S9 Class A3
5.728% due 08/25/36	665	661
Series 2007-4 Class A2
5.530% due 03/25/37	540	538
Series 2007-7 Class 2A1
5.400% due 10/25/28	1,052	1,051
Countrywide Home Equity Loan Trust
Series 2006-H Class 2A1B (Ê)
5.470% due 11/15/36	1,588	1,575
Series 2007-B Class A
5.470% due 02/15/37	1,860	1,856

	Principal Amount ($) or Shares	Market Value $
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-AGE Class A2
4.640% due 02/25/32	310	307
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB5 Class A1 (Ê)
5.380% due 06/25/36	258	258
Series 2007-CB1 Class AF2
5.721% due 01/25/37	335	335
Dunkin Securitization (Þ)
Series 2006-1 Class A2
5.779% due 06/20/31	490	495
Entergy Gulf States, Inc. (Ê)
5.760% due 12/01/09	100	100
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FFH Class A2B
5.570% due 06/25/36	2,830	2,829
Series 2006-FF1 Class A2 (Ê)
5.370% due 07/25/36	367	366
Series 2006-FF1 Class A3 (Ê)
5.370% due 11/25/36	722	720
Series 2007-FF2 Class A2A
5.370% due 03/25/37	584	583
First USA Credit Card Master Trust (Ê)
Series 1998-6 Class A
5.480% due 04/18/11	1,200	1,202
Ford Credit Auto Owner Trust (Ê)
Series 2007-A Class A2B
5.330% due 04/15/10	1,675	1,675
Fremont Home Loan Trust
Series 2006-3 Class 2A1 (Ê)
5.390% due 02/25/37	196	196
Series 2006-E Class 2A1
5.380% due 01/25/37	321	319
GE Capital Credit Card Master Note Trust (Ê)
Series 2004-2 Class A
5.360% due 09/15/10	900	900
GMAC Mortgage Corp. Loan Trust
Series 2004-HE5 Class A3
3.970% due 09/25/34	188	187
Series 2007-HE2 Class A2
6.054% due 12/25/37	560	562
GS Mortgage Securities Corp.
Series 2007-NIM Class N1
6.250% due 01/25/37	236	233

Fixed Income III Fund	73

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSAA Trust
Series 2006-2 Class 2A3
5.590% due 12/25/35	595	595
GSAMP Trust
Series 2003-HE2 Class M1
5.970% due 08/25/33	300	297
Series 2004-SEA Class A2A (Ê)
5.610% due 03/25/34	118	118
Series 2006-HE4 Class A2A (Ê)
5.390% due 06/25/36	327	327
Series 2006-S3 Class A1
6.085% due 05/25/36	355	323
Series 2007-FM1 Class A2A
5.390% due 12/25/36	731	730
Series 2007-HE2 Class A2A
5.400% due 03/25/47	818	817
Home Equity Asset Trust
Series 2005-2 Class 2A2
5.520% due 07/25/35	59	59
HSI Asset Securitization Corp. Trust
Series 2006-HE2 Class 2A1
5.370% due 12/25/36	248	248
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A
5.470% due 06/28/36	713	711
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A2
5.370% due 08/25/36	537	537
Series 2007-HE1 Class AV1
5.380% due 04/01/37	569	568
Lehman XS Trust
Series 2005-1 Class 2A2 (Ê)
4.660% due 07/25/35	216	216
Series 2006-16N Class A1A (Ê)
5.400% due 11/25/46	522	520
Series 2007-4N Class 3A2A
5.779% due 04/25/37	959	967
Mastr Asset Backed Securities Trust
Series 2003-WMC Class M2
7.795% due 08/25/33	99	93
MBNA Credit Card Master Note Trust (Ê)
Series 2005-C3 Class C
5.881% due 03/15/11	3,000	3,005
MBNA Credit Card Trust (Ê)
Series 2002-A10 Class A10
5.460% due 02/16/10	975	975

	Principal Amount ($) or Shares	Market Value $
MBNA Master Credit Card Trust
Series 2000-E Class A
7.800% due 10/15/12	705	755
Merrill Lynch Mortgage Investors, Inc.
Series 2006-AR1 Class A2C
5.480% due 03/25/37	500	494
Mid-State Trust
Series 2003-11 Class A1
4.864% due 07/15/38	50	47
Series 2004-1 Class A
6.005% due 08/15/37	49	50
Series 2005-1 Class A
5.745% due 01/15/40	67	65
Series 2006-1 Class A (Þ)
5.787% due 10/15/40	249	244
Morgan Stanley ABS Capital I
Series 2003-NC8 Class M3
7.420% due 09/25/33	76	76
Series 2006-WMC Class A2FP (Ê)
5.370% due 07/25/36	449	448
Nationstar Home Equity Loan Trust (Ê)
Series 2006-B Class AV1
6.020% due 09/25/36	383	382
Nelnet Student Loan Trust
Series 2006-3 Class A1
5.340% due 09/25/12	235	235
New Century Home Equity Loan Trust
Series 2004-4 Class M2
5.850% due 02/25/35	380	377
Newcastle Mortgage Securities Trust (Ê)
Series 2006-1 Class A1
5.390% due 03/25/36	262	262
Option One Mortgage Loan Trust
Series 2003-2 Class M2 (Ê)
7.020% due 04/25/33	90	88
Series 2003-3 Class M3 (Ê)
7.320% due 06/25/33	62	59
Series 2003-4 Class M2 (Ê)
6.970% due 07/25/33	57	54
Series 2005-4 Class A3 (Ê)
5.580% due 11/25/35	510	507
Series 2007-5 Class 2A1
5.410% due 05/25/37	802	801
Park Place Securities, Inc.
Series 2004-MCW Class A1 (Ê)
5.632% due 10/25/34	576	574
Series 2005-WCW Class M1
5.770% due 09/25/35	375	363

74	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3
5.680% due 01/25/36	415	415
Power Contract Financing LLC (Þ)
6.256% due 02/01/10	108	109
RAAC Series
Series 2006-SP1 Class A1
5.420% due 09/25/45	186	186
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	190	183
Series 2005-2 Class AF4
4.934% due 08/25/35	205	201
Series 2005-4 Class A2
5.399% due 02/25/36	145	145
Series 2005-4 Class A3
5.565% due 02/25/36	115	115
Series 2006-1 Class AF6
5.746% due 05/25/36	320	315
Series 2007-1 Class AF2
5.512% due 04/25/37	575	572
Series 2007-2 Class AF2
5.675% due 06/25/37	290	290
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	365	363
Series 2006-RZ3 Class A1 (Ê)
5.390% due 08/25/36	477	477
Series 2006-RZ4 Class A1A (Ê)
5.400% due 10/25/36	440	440
Series 2007-RZ1 Class A1
5.390% due 02/25/37	479	478
Residential Asset Securities Corp.
Series 2001-KS3 Class AII (Ê)
5.780% due 09/25/31	48	48
Series 2003-KS2 Class MI1
4.800% due 04/25/33	795	768
Series 2003-KS2 Class MI3
6.100% due 04/25/33	236	208
Saxon Asset Securities Trust (Ê)
Series 2006-3 Class A1
5.380% due 11/25/36	181	181
SBI Heloc Trust (Ê)(Þ)(Å)
Series 2006-1A Class 1A2A
5.490% due 08/25/36	280	280

	Principal Amount ($) or Shares	Market Value $
Securitized Asset Backed Receivables LLC Trust
Series 2006-WM1 Class A2A
5.390% due 12/25/35	161	161
Series 2006-WM4 Class A2A
5.400% due 11/25/36	655	654
Series 2007-BR1 Class A2A
5.430% due 02/25/37	771	770
Series 2007-BR5 Class A2A (Ê)
5.450% due 05/25/37	817	817
Sharps SP I, LLC
7.000% due 01/25/34	16	8
SLC Student Loan Trust (Ê)
Series 2007-1 Class A1
5.313% due 02/15/15	700	700
SLM Student Loan Trust
Series 2006-3 Class A2 (Ê)
5.355% due 01/25/16	174	174
Series 2006-8 Class A2 (Ê)
5.360% due 10/25/16	700	700
Series 2006-9 Class A1
5.330% due 10/25/12	90	90
Series 2007-3 Class A1
5.350% due 10/27/14	2,888	2,889
Small Business Administration
Series 2000-P10 Class 1
7.449% due 08/01/10	38	39
Small Business Administration Participation Certificates
Series 1997-
7.500% due 04/01/17	1,176	1,218
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A1 (Ê)
5.370% due 10/25/36	277	277
Series 2006-EQ2 Class A1
5.400% due 01/25/37	1,907	1,907
Series 2006-WF1 Class A2
5.645% due 10/25/36	695	693
Series 2007-WMC Class 3A1
5.430% due 02/25/37	638	638
Structured Asset Investment Loan Trust
Series 2003-BC1 Class 3A (Ê)
5.660% due 11/25/33	12	12
Series 2005-3 Class M2
5.760% due 04/25/35	210	207
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2006-AR7 Class A2A
5.550% due 08/25/36	509	510

Fixed Income III Fund	75

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Structured Asset Securities Corp.
Series 2001-SB1 Class A2
3.375% due 08/25/31	145	130
Series 2004-16X Class A2
4.910% due 08/25/34	30	30
Series 2004-19X Class A2
4.370% due 10/25/34	286	284
Series 2005-GEL Class A (Ê)
5.670% due 12/25/34	134	134
Series 2005-S2 Class A2
5.520% due 06/25/35	31	31
Series 2006-BC3 Class A2 (Ê)
5.370% due 10/25/36	1,281	1,274
Terwin Mortgage Trust (Þ)
Series 2006-2HG Class A1
4.500% due 03/25/37	496	489
TXU Electric Delivery Transition Bond Co. LLC
Series 2004-1 Class A2
4.810% due 11/17/14	100	99
USAA Auto Owner Trust
Series 2007-1 Class A1
5.337% due 07/11/08	435	435
VTB 24 Capital PLC
6.180% due 12/07/09	765	763
Wells Fargo Home Equity Trust
Series 2005-4 Class AI1 (Ê)(Þ)
5.440% due 12/25/35	333	333
Series 2006-3 Class A1
5.370% due 01/25/37	316	315
World Financial Properties (Þ)
Series 1996-
6.910% due 09/01/13	138	141
6.950% due 09/01/13	164	169

		87,810

Certificates of Deposit - 0.6%
Bank of Ireland Governor & Co.
5.396% due 01/15/10	2,200	2,201
BNP Paribas
5.292% due 09/23/08	1,400	1,399
Calyon NY
5.395% due 06/29/10	700	700
Dexia Credit SA
5.270% due 09/29/08	2,300	2,299
Fortis Bank
5.300% due 09/30/08	600	600
Nordea Bank Finland PLC
5.297% due 04/09/09	900	900

		8,099

	Principal Amount ($) or Shares	Market Value $
Corporate Bonds and Notes - 15.9%
Abbott Laboratories
5.600% due 05/15/11	595	600
5.875% due 05/15/16	200	200
Ace Capital Trust II (Ñ)
9.700% due 04/01/30	375	470
AIG SunAmerica Global Financing VI (Þ)
6.300% due 05/10/11	630	650
Alamosa Delaware, Inc.
8.500% due 01/31/12	195	203
Alion Science and Technology Corp.
10.250% due 02/01/15	305	293
Allied Waste NA, Inc.
Series B
7.125% due 05/15/16	160	152
Altria Group, Inc.
7.750% due 01/15/27	50	59
AmerenUE
6.400% due 06/15/17	735	753
American Casino & Entertainment Properties LLC
7.850% due 02/01/12	280	288
American Electric Power Co., Inc.
Series C
5.375% due 03/15/10	40	40
American Express Bank (Ê)
Series BKNT
5.330% due 10/16/08	600	600
American Express Centurion Bank (Ê)
Series BKNT
5.340% due 06/12/09	800	799
American Express Co.
6.800% due 09/01/66	350	358
American Express Credit Corp.
5.380% due 03/02/09	600	600
5.380% due 11/09/09 (Ê)	200	200
American General Finance Corp.
4.875% due 05/15/10	425	421
Series MTNH
4.625% due 09/01/10	20	20
Series MTNI
4.625% due 05/15/09	70	69
American International Group, Inc.
5.370% due 06/16/09 (Ê)(Þ)	300	300
4.700% due 10/01/10	440	434
5.375% due 10/18/11 (Ñ)	405	406
5.050% due 10/01/15	680	650
6.250% due 03/15/37	700	645

76	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Americo Life, Inc. (Þ)
7.875% due 05/01/13	100	101
Ameriprise Financial, Inc.
7.518% due 06/01/66	1,540	1,559
AmerisourceBergen Corp.
5.875% due 09/15/15	15	14
Series WI
5.625% due 09/15/12	595	583
AMFM, Inc.
8.000% due 11/01/08	225	226
Amgen, Inc. (Ê)(Þ)
5.440% due 11/28/08	900	900
Amkor Technology, Inc.
7.750% due 05/15/13	440	401
Anadarko Petroleum Corp.
5.950% due 09/15/16	1,185	1,164
ANZ Capital Trust (ƒ)(Þ)
4.484% due 12/31/49	450	438
Apache Corp.
5.250% due 04/15/13	335	330
Aramark Corp.
8.500% due 02/01/15	460	434
8.856% due 02/01/15	135	126
Arizona Public Service Co.
5.800% due 06/30/14	400	395
6.250% due 08/01/16	500	504
ArvinMeritor, Inc. (Ñ)
8.750% due 03/01/12	175	171
AT&T Corp.
7.300% due 11/15/11	598	638
8.000% due 11/15/31	375	447
AT&T Mobility LLC
6.500% due 12/15/11	480	497
AT&T Wireless, Inc.
8.125% due 05/01/12	320	352
AT&T, Inc.
5.570% due 11/14/08 (Ê)	1,000	1,003
5.456% due 02/05/10	200	200
5.100% due 09/15/14	110	104
Atmos Energy Corp.
6.350% due 06/15/17	170	173
Avista Capital Trust III
6.500% due 04/01/34	360	359
BAC Capital Trust XI
6.625% due 05/23/36	165	164
BAE Systems Holdings, Inc. (Þ)
6.400% due 12/15/11	1,080	1,118

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp.
5.875% due 02/15/09	70	71
5.370% due 06/19/09 (Ê)	1,800	1,802
5.366% due 11/06/09	200	200
4.250% due 10/01/10	45	44
5.625% due 10/14/16	145	142
Bank of America NA
Series BKNT
5.360% due 12/18/08	300	300
5.360% due 06/12/09 (Ê)	1,300	1,300
6.100% due 06/15/17	270	272
Bank of New York Mellon Corp. (The)
5.125% due 11/01/11	445	442
Barclays Bank PLC
Series EMTN
6.000% due 05/17/45	260	365
Bear Stearns Cos., Inc. (The)
5.630% due 07/16/09 (Ê)	2,200	2,199
5.450% due 08/21/09 (Ê)	600	598
5.550% due 01/22/17 (Ñ)	285	260
BellSouth Corp.
5.460% due 08/15/08 (Ê)	600	600
4.200% due 09/15/09	330	323
6.550% due 06/15/34 (Ñ)	85	85
Bellsouth Telecommunications, Inc.
7.000% due 12/01/95	680	654
BNP Paribas Capital Trust (ƒ)(Þ)(Å)
9.003% due 12/29/49	850	934
Boardwalk Pipelines, LP
5.875% due 11/15/16	425	413
Boeing Capital Corp., Ltd. (Ñ)
6.100% due 03/01/11	120	124
Boston Scientific Corp.
6.400% due 06/15/16	1,120	990
Bowater, Inc.
9.000% due 08/01/09	500	491
BP AMI Leasing, Inc. (Ê)(Þ)
5.370% due 06/26/09	1,000	1,000
Burlington Northern Santa Fe Corp.
6.750% due 07/15/11	20	21
5.650% due 05/01/17	210	202
6.875% due 12/01/27 (Ñ)	60	62
California Steel Industries, Inc.
6.125% due 03/15/14	730	653
Capmark Financial Group, Inc. (Þ)
5.875% due 05/10/12	590	552
6.300% due 05/10/17	1,335	1,183
Carolina Power & Light Co.
6.500% due 07/15/12	45	47

Fixed Income III Fund	77

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Caterpillar, Inc.
6.050% due 08/15/36	170	166
Catlin Insurance Co., Ltd. (Å)
7.249% due 12/31/49	430	395
CCH I Holdings LLC
13.500% due 01/15/14	589	583
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000% due 10/01/15	755	755
CenterPoint Energy Houston Electric LLC
Series J2
5.700% due 03/15/13	135	134
CenterPoint Energy Resources Corp.
6.250% due 02/01/37	55	53
Series B
7.875% due 04/01/13	575	628
Chubb Corp.
6.375% due 03/29/37	450	433
6.000% due 05/11/37	195	186
Cingular Wireless Services, Inc.
7.875% due 03/01/11	275	296
8.750% due 03/01/31	180	223
CIT Group Holdings, Inc. (Ê)(Ñ)
5.510% due 01/30/09	400	398
CIT Group, Inc.
5.510% due 08/15/08 (Ê)	300	300
5.510% due 12/19/08 (Ê)	100	100
5.470% due 06/08/09 (Ê)	100	100
5.480% due 08/17/09 (Ê)	700	698
6.875% due 11/01/09	55	56
4.125% due 11/03/09	70	68
Citigroup Funding, Inc.
Zero coupon due 07/17/08	125	174
5.350% due 12/08/08	100	100
5.360% due 06/26/09 (Ê)	400	400
Citigroup, Inc.
5.400% due 12/26/08	600	600
5.400% due 01/30/09 (Ê)	1,100	1,100
5.390% due 12/28/09	700	699
6.500% due 01/18/11	615	635
4.700% due 05/29/15	170	157
5.850% due 08/02/16 (Ñ)	150	150
6.125% due 08/25/36	680	658
Citizens Communications Co.
9.250% due 05/15/11	470	490
Clorox Co.
4.200% due 01/15/10	155	151

	Principal Amount ($) or Shares	Market Value $
CNA Financial Corp.
6.500% due 08/15/16	275	275
Columbus Southern Power Co.
Series C
5.500% due 03/01/13	75	74
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	250	314
Comcast Cable Communications LLC
6.750% due 01/30/11	140	145
Comcast Cable Holdings LLC
9.800% due 02/01/12 (Ñ)	350	403
7.875% due 08/01/13	810	883
Comcast Corp.
5.660% due 07/14/09 (Ê)	795	793
6.500% due 01/15/15	105	107
5.900% due 03/15/16	335	327
6.500% due 01/15/17	180	182
5.875% due 02/15/18	100	96
6.500% due 11/15/35	335	319
6.450% due 03/15/37	215	204
Commonwealth Edison Co.
5.400% due 12/15/11	225	223
6.950% due 07/15/18	100	98
Community Health Systems, Inc. (Ñ)(Þ)
8.875% due 07/15/15	1,255	1,219
ConAgra Foods, Inc.
7.000% due 10/01/28	135	138
8.250% due 09/15/30	75	87
Consolidated Natural Gas Co.
Series C
6.250% due 11/01/11	80	82
Constellation Brands, Inc. (Ñ)
Series B
8.125% due 01/15/12	475	477
Consumers Energy Co.
Series F
4.000% due 05/15/10	100	96
Series H
4.800% due 02/17/09	115	114
Continental Airlines, Inc.
Series 01-1
6.503% due 06/15/11	215	217
Cooper Industries, Inc.
Series WI
5.250% due 11/15/12	165	162
Corrections Corp. of America
7.500% due 05/01/11	410	410

78	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Costco Wholesale Corp.
5.500% due 03/15/17	690	671
COX Communications, Inc.
4.625% due 01/15/10 (Ñ)	1,010	987
5.875% due 12/01/16	175	168
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/10	130	128
6.500% due 01/15/12	70	73
5.500% due 08/15/13 (Ñ)	55	54
4.875% due 01/15/15	175	165
Credit Suisse USA, Inc.
5.250% due 03/02/11	210	209
Crescent Real Estate Equities, LP
9.250% due 04/15/09	110	113
CSC Holdings, Inc.
Series WI
6.750% due 04/15/12	160	145
CVS Caremark Corp.
5.750% due 08/15/11	325	326
5.750% due 06/01/17	790	756
CVS Lease Pass Through
6.036% due 12/10/28	247	244
Daimler Finance NA LLC
5.710% due 03/13/09	200	200
5.770% due 03/13/09	500	501
5.805% due 08/03/09 (Ê)	400	401
6.500% due 11/15/13	350	359
8.500% due 01/18/31	150	186
Series MTNE (Ê)
5.886% due 10/31/08	1,100	1,105
DCP Midstream, LP (Ñ)
6.875% due 02/01/11	20	21
Delhaize America, Inc.
9.000% due 04/15/31	309	341
Delta Air Lines, Inc.
7.570% due 05/18/12	320	325
Detroit Edison Co. (The)
6.125% due 10/01/10	165	168
6.350% due 10/15/32	130	131
Developers Diversified Realty Corp.
4.625% due 08/01/10	305	297
5.250% due 04/15/11	60	59
5.375% due 10/15/12	125	123
Devon Financing Corp. ULC
7.875% due 09/30/31	245	284
Dex Media East Finance Co.
12.125% due 11/15/12	570	608

	Principal Amount ($) or Shares	Market Value $
Dex Media West LLC/Dex Media Finance Co.
Series B
9.875% due 08/15/13	135	142
Discover Financial Services (Ê)(Þ)
5.890% due 06/11/10	705	704
Dobson Cellular Systems
9.875% due 11/01/12	750	804
Dominion Resources, Inc.
Series 06-B (Ñ)
6.300% due 09/30/66	500	498
Series A
5.200% due 01/15/16	520	494
Series B (Ñ)
6.250% due 06/30/12	183	187
Dow Chemical Co. (The)
6.000% due 10/01/12	150	153
DPL, Inc.
6.875% due 09/01/11	361	378
E*Trade Financial Corp.
8.000% due 06/15/11	730	745
Echostar DBS Corp.
6.375% due 10/01/11	270	259
6.625% due 10/01/14	95	88
7.125% due 02/01/16	250	236
El Paso Corp.
9.625% due 05/15/12	300	331
8.050% due 10/15/30	300	298
Eli Lilly & Co.
5.200% due 03/15/17	615	591
Embarq Corp.
7.995% due 06/01/36	420	415
Energy Partners, Ltd.
9.750% due 04/15/14	275	261
Energy Transfer Partners, LP
5.950% due 02/01/15	950	923
Entergy Gulf States, Inc.
6.100% due 12/08/08	195	196
Enterprise Products Operating, LP
4.950% due 06/01/10	275	271
8.375% due 08/01/66	545	556
7.034% due 01/15/68	75	69
Series B
4.625% due 10/15/09	790	777
Erac USA Finance Co.
5.300% due 11/15/08	100	99
Farmers Exchange Capital (Þ)
7.050% due 07/15/28	1,520	1,421

Fixed Income III Fund	79

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Farmers Insurance Exchange (Þ)
6.000% due 08/01/14	255	247
FedEx Corp.
5.500% due 08/15/09	45	45
7.600% due 07/01/97	180	200
First Union Institutional Capital II
7.850% due 01/01/27	540	562
FirstEnergy Corp.
Series B
6.450% due 11/15/11	670	691
Series C
7.375% due 11/15/31	275	299
Ford Motor Co. (Ñ)
7.450% due 07/16/31	1,250	962
Ford Motor Credit Co. LLC
5.800% due 01/12/09	1,000	960
9.875% due 08/10/11	2,870	2,906
7.250% due 10/25/11	195	178
8.110% due 01/13/12	520	497
7.800% due 06/01/12	310	293
7.000% due 10/01/13	60	54
8.000% due 12/15/16	330	304
Series WI
9.750% due 09/15/10	655	661
FPL Group Capital, Inc.
5.625% due 09/01/11	465	469
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	1,355	1,423
Freescale Semiconductor, Inc.
8.875% due 12/15/14 (Þ)	205	187
10.125% due 12/15/16	435	387
General Electric Capital Corp.
5.390% due 01/05/09 (Ê)	500	500
5.430% due 01/20/10 (Ê)	1,100	1,102
5.500% due 04/28/11	400	403
5.560% due 01/08/16	100	100
Series GMTN
5.390% due 03/12/10	200	200
Series MTN (Ê)
5.390% due 10/26/09	1,400	1,400
Series MTNA
4.250% due 12/01/10	55	53
5.875% due 02/15/12	60	61
5.450% due 01/15/13	1,030	1,027
General Electric Co.
5.000% due 02/01/13	45	44

	Principal Amount ($) or Shares	Market Value $
General Motors Corp. (Ñ)
Zero coupon due 11/01/13	297	282
8.375% due 07/15/33	1,115	917
Georgia-Pacific Corp.
9.500% due 12/01/11	375	384
8.875% due 05/15/31 (Ñ)	703	668
Glencore Nickel, Ltd.
9.000% due 12/01/14	235	—
GMAC LLC
6.875% due 09/15/11	2,655	2,469
6.000% due 12/15/11	100	90
8.000% due 11/01/31 (Ñ)	1,680	1,578
Goldman Sachs Group, Inc. (The)
5.410% due 03/30/09	400	400
5.450% due 06/23/09 (Ê)	900	900
5.440% due 11/16/09	200	200
6.875% due 01/15/11	1,140	1,185
5.350% due 01/15/16	1,095	1,037
5.625% due 01/15/17	405	384
Series MTNB
5.447% due 11/10/08 (Ê)	400	400
5.690% due 07/23/09	700	703
Goodyear Tire & Rubber Co. (The)
9.000% due 07/01/15	125	128
GSAMP Trust
Series 2006-HE8 Class A2A
5.390% due 01/25/37	486	485
Halliburton Co.
5.500% due 10/15/10	125	125
Harrah’s Operating Co., Inc.
5.500% due 07/01/10	200	182
6.500% due 06/01/16 (Ñ)	965	709
Hawaiian Telcom Communications, Inc. (Ê)
Series B
10.860% due 05/01/13	455	446
HCA, Inc.
9.125% due 11/15/14	185	183
6.500% due 02/15/16	325	250
9.625% due 11/15/16 (Þ)	125	124
Health Care Property Investors, Inc. (Ñ)
5.950% due 09/15/11	575	578
Health Net, Inc.
6.375% due 06/01/17	490	485
Healthsouth Corp.
10.750% due 06/15/16	645	651
Hertz Corp.
8.875% due 01/01/14	460	460

80	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Historic TW, Inc.
8.050% due 01/15/16	540	598
HJ Heinz Co.
6.428% due 12/01/08	100	101
HJ Heinz Finance Co. (Ñ)
6.000% due 03/15/12	50	50
Home Depot, Inc.
5.485% due 12/16/09	380	379
5.400% due 03/01/16	95	89
Hospira, Inc.
5.830% due 03/30/10	260	261
HRPT Properties Trust
5.750% due 02/15/14	380	374
HSBC Finance Corp.
5.490% due 09/15/08 (Ê)	1,900	1,903
5.500% due 12/05/08 (Ê)	100	100
5.875% due 02/01/09	210	211
5.420% due 10/21/09	300	300
4.125% due 11/16/09	105	102
8.000% due 07/15/10	45	48
6.375% due 10/15/11	380	383
6.375% due 11/27/12	410	418
5.000% due 06/30/15	300	278
HUB International Holdings, Inc. (Þ)
10.250% due 06/15/15	950	817
ICI Wilmington, Inc.
4.375% due 12/01/08	65	64
Idearc, Inc.
8.000% due 11/15/16	250	237
Inmarsat Finance PLC
Step Up, 10.375%, 11/15/08
Zero coupon due 11/15/12	250	232
International Business Machines Corp.
7.125% due 12/01/96	535	593
International Lease Finance Corp.
5.750% due 06/15/11	185	186
5.625% due 09/20/13 (Ñ)	190	191
International Paper Co.
5.850% due 10/30/12	1,330	1,325
International Steel Group, Inc. (Ñ)
6.500% due 04/15/14	515	508
Interpublic Group of Cos., Inc.
6.250% due 11/15/14	135	115
iPCS, Inc.
7.480% due 05/01/13	85	85
iStar Financial, Inc.
Series B
5.125% due 04/01/11	350	339

	Principal Amount ($) or Shares	Market Value $
JC Penney Co., Inc.
7.375% due 08/15/08	280	284
JC Penney Corp., Inc.
6.375% due 10/15/36	460	427
Jersey Central Power & Light Co.
5.625% due 05/01/16	275	269
JP Morgan Chase Bank
Series EMTN
6.000% due 05/22/45	3,445	2,975
JP Morgan Chase Capital XX (Ñ)
Series T
6.550% due 09/29/36	100	92
JPMorgan Chase & Co.
6.000% due 02/15/09	35	35
7.000% due 11/15/09	125	129
5.395% due 05/07/10 (Ê)	600	597
6.750% due 02/01/11	70	73
5.600% due 06/01/11	150	151
JPMorgan Chase Bank NA
Series BKNT
5.875% due 06/13/16	555	556
KAR Holdings, Inc.
10.000% due 05/01/15	745	656
KBC Bank Funding Trust II (ƒ)
6.880% due 06/30/49	600	849
KBC Bank Funding Trust III
9.860% due 11/29/49	415	453
Kellogg Co.
Series B
6.600% due 04/01/11	1,115	1,159
Kerr-McGee Corp.
6.950% due 07/01/24	450	467
Kinder Morgan Finance Co. ULC
Series WI
5.350% due 01/05/11	255	246
5.700% due 01/05/16	270	240
Kraft Foods, Inc.
4.125% due 11/12/09	285	276
5.625% due 11/01/11	1,290	1,279
6.500% due 11/01/31 (Ñ)	65	62
Kroger Co. (The)
7.250% due 06/01/09	175	180
8.000% due 09/15/29	55	60
7.500% due 04/01/31	55	58
L-3 Communications Corp.
Series B
6.375% due 10/15/15	250	230

Fixed Income III Fund	81

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

LaBranche & Co., Inc.
9.500% due 05/15/09	670	663
11.000% due 05/15/12	360	353
Lear Corp.
Series B
8.750% due 12/01/16	140	129
Lehman Brothers Holdings, Inc.
5.450% due 04/03/09 (Ê)	800	799
5.460% due 08/21/09 (Ê)	300	299
5.500% due 05/25/10 (Ê)	400	398
5.580% due 07/18/11 (Ê)	300	295
5.250% due 02/06/12	200	193
5.500% due 04/04/16	335	313
6.500% due 07/19/17	845	830
6.875% due 07/17/37	905	877
Series MTn
5.460% due 11/16/09	300	300
Series MTNG (Ê)
5.607% due 11/10/09	300	300
Level 3 Communications, Inc.
6.000% due 09/15/09	140	131
Level 3 Financing, Inc.
12.250% due 03/15/13	200	219
Liberty Mutual Group, Inc.
7.000% due 03/15/37	780	708
7.800% due 03/15/37	2,390	2,078
Limited Brands, Inc.
6.900% due 07/15/17	510	508
7.600% due 07/15/37	510	508
Lubrizol Corp.
4.625% due 10/01/09	320	314
M&T Bank Corp.
5.375% due 05/24/12	535	533
MacDermid, Inc.
9.500% due 04/15/17	790	719
Macys Retail Holdings, Inc.
5.350% due 03/15/12	310	308
6.700% due 07/15/34	250	217
Mandalay Resort Group
6.500% due 07/31/09	160	158
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	334	322
Marsh & McLennan Cos., Inc.
5.150% due 09/15/10	490	481
Max USA Holdings, Ltd.
7.200% due 04/14/17	400	384

	Principal Amount ($) or Shares	Market Value $
Medco Health Solutions, Inc.
7.250% due 08/15/13	715	758
Merrill Lynch & Co., Inc.
5.560% due 07/25/11 (Ê)	500	497
6.050% due 05/16/16	425	419
5.700% due 05/02/17	415	392
Series MTM (Ê)
5.406% due 05/08/09	400	399
5.450% due 08/14/09	400	399
Series MTNC
4.250% due 02/08/10	415	404
MetLife, Inc.
5.000% due 06/15/15	220	209
6.400% due 12/15/36	100	89
Metropolitan Life Global Funding I (Ê)(Þ)
5.400% due 05/17/10	800	800
MGM Mirage
6.750% due 09/01/12	575	538
Midamerican Energy Holdings Co. (Ñ)
Series WI
6.125% due 04/01/36	500	478
Midamerican Funding LLC
6.750% due 03/01/11	530	553
Miller Brewing Co. (Þ)
5.500% due 08/15/13	285	283
Monumental Global Funding II (Þ)
4.625% due 03/15/10	135	133
Morgan Stanley
5.360% due 11/21/08	500	499
5.406% due 05/07/09 (Ê)	200	200
5.375% due 10/15/15	335	324
Series GMTN
5.467% due 02/09/09	1,400	1,400
Series MTN
5.450% due 01/15/10	300	299
Mylan Laboratories, Inc.
6.375% due 08/15/15	470	474
Natexis Ambs Co. LLC (ƒ)(Þ)
8.440% due 12/29/49	185	189
National Rural Utilities Cooperative Finance Corp.
5.750% due 08/28/09	85	86
Nationwide Financial Services
6.250% due 11/15/11	265	274
Nationwide Mutual Insurance Co. (Þ)
7.875% due 04/01/33	360	420

82	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NCO Group, Inc.
10.230% due 11/15/13	295	283
Neff Corp. (Þ)
10.000% due 06/01/15	545	501
Nelnet, Inc.
7.400% due 09/29/36	225	223
Nevada Power Co.
Series L
5.875% due 01/15/15	175	170
News America Holdings, Inc.
9.250% due 02/01/13	25	29
7.750% due 12/01/45	300	328
7.900% due 12/01/95	120	130
8.250% due 10/17/96	45	51
Nextel Communications, Inc.
Series E
6.875% due 10/31/13	660	634
Nisource Finance Corp.
5.930% due 11/23/09 (Ê)	120	120
7.875% due 11/15/10	345	368
Norfolk Southern Corp.
7.050% due 05/01/37	115	120
7.900% due 05/15/97	1,325	1,505
North Front Pass-Through Trust (Þ)
5.810% due 12/15/24	1,000	961
NRG Energy, Inc.
7.375% due 01/15/17	335	323
Ohio Power Co.
Series F
5.500% due 02/15/13	25	25
Series K
6.000% due 06/01/16	170	171
Oncor Electric Delivery Co.
5.735% due 09/16/08	800	812
ONEOK Partners, LP
6.650% due 10/01/36	175	173
Pacific Gas & Electric Co.
4.200% due 03/01/11	275	263
6.050% due 03/01/34	200	194
PAETEC Holding Corp. (Þ)
9.500% due 07/15/15	610	588
PartnerRe Finance II
6.440% due 12/01/66	75	69
Peabody Energy Corp.
7.875% due 11/01/26	100	96
Pepco Holdings, Inc.
5.985% due 06/01/10	405	405
Phoenix Life Insurance Co. (Þ)
7.150% due 12/15/34	275	284

	Principal Amount ($) or Shares	Market Value $
Pilgrim’s Pride Corp.
9.625% due 09/15/11	55	56
7.625% due 05/01/15	135	130
Plains All American Pipeline, LP/PAA Finance Corp.
Series WI
6.700% due 05/15/36	230	227
Platinum Underwriters Finance, Inc.
Series B
7.500% due 06/01/17	170	178
Popular NA Capital Trust I
6.564% due 09/15/34	205	187
Popular NA, Inc.
Series MTNE
3.875% due 10/01/08	500	489
Progress Energy, Inc.
7.100% due 03/01/11	92	97
5.625% due 01/15/16	90	88
7.000% due 10/30/31	205	218
Quest Diagnostics, Inc.
6.950% due 07/01/37	245	252
Qwest Corp.
7.875% due 09/01/11	905	919
7.625% due 06/15/15	200	196
Rabobank Capital Funding II (ƒ)(Þ)
5.260% due 12/31/49	320	308
Raytheon Co.
6.750% due 03/15/18	200	212
RBS Capital Trust I (ƒ)
4.709% due 12/29/49	30	28
RBS Capital Trust III (ƒ)
5.512% due 09/29/49	500	480
Realogy Corp.
12.375% due 04/15/15	720	603
Reckson Operating Partnership, LP
7.750% due 03/15/09	75	78
5.150% due 01/15/11	135	133
Reinsurance Group of America, Inc.
6.750% due 12/15/65	100	97
Residential Capital LLC
6.125% due 11/21/08	390	374
7.690% due 04/17/09	605	584
6.375% due 06/30/10	1,297	1,221
6.000% due 02/22/11	880	811
5.125% due 05/17/12	375	456
6.500% due 04/17/13	530	476
Series WI
6.875% due 06/30/15	1,070	947

Fixed Income III Fund	83

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

RH Donnelley, Inc.
10.875% due 12/15/12	960	1,013
Rural Cellular Corp.
8.250% due 03/15/12	630	646
Safeway, Inc. (Ñ)
5.800% due 08/15/12	65	65
7.250% due 02/01/31	15	15
Sara Lee Corp.
6.125% due 11/01/32	210	190
SB Treasury Co. LLC (ƒ)(Þ)(Å)
9.400% due 12/29/49	650	671
SBC Communications, Inc.
6.150% due 09/15/34	305	292
Schering-Plough Corp.
5.550% due 12/01/13	290	291
Simon Property Group, LP
5.600% due 09/01/11	300	300
SLM Corp.
4.000% due 01/15/10	175	164
Series MTNA
5.500% due 07/27/09	2,000	1,936
4.500% due 07/26/10	310	290
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/12	450	420
Southern California Edison Co.
7.625% due 01/15/10	110	116
Spansion, Inc. (Ñ)(Þ)
11.250% due 01/15/16	455	428
Sprint Capital Corp.
7.625% due 01/30/11	1,220	1,283
6.875% due 11/15/28	145	136
8.750% due 03/15/32	440	484
Sprint Nextel Corp.
6.000% due 12/01/16	670	632
State Street Bank & Trust Co.
Series BKNT
5.300% due 01/15/16	215	209
Stingray Pass-Through Trust
5.902% due 01/12/15	1,000	974
Suncom Wireless, Inc.
8.500% due 06/01/13	855	859
Sungard Data Systems, Inc. (Ñ)
10.250% due 08/15/15	376	376
Swiss Re Capital I, LP (ƒ)(Ñ)(Þ)
6.854% due 05/29/49	400	398
Symetra Financial Corp. (Þ)
6.125% due 04/01/16	300	299

	Principal Amount ($) or Shares	Market Value $
TECO Energy, Inc.
7.200% due 05/01/11	295	301
Tesoro Corp. (Þ)
6.500% due 06/01/17	250	236
Texas Competitive Electric Holdings Co. LLC
7.000% due 03/15/13	120	123
Texas Eastern Transmission, LP
7.000% due 07/15/32	95	105
Time Warner Cable, Inc.
5.400% due 07/02/12	1,090	1,074
5.850% due 05/01/17	475	458
6.550% due 05/01/37	1,560	1,490
Time Warner Entertainment Co., LP (Ñ)
8.375% due 03/15/23	315	363
Time Warner, Inc.
5.590% due 11/13/09	2,590	2,591
5.500% due 11/15/11	445	442
Transcontinental Gas Pipe Line Corp.
7.250% due 12/01/26	250	250
Travelers Cos., Inc. (The)
6.250% due 06/15/37	225	217
Trump Entertainment Resorts, Inc.
8.500% due 06/01/15	530	447
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ)
6.320% due 12/10/49	400	401
Unilever Capital Corp.
5.900% due 11/15/32	360	336
Union Pacific Corp.
3.625% due 06/01/10	120	115
6.125% due 01/15/12	195	199
Union Planters Corp.
7.750% due 03/01/11	125	135
United States Steel Corp.
5.650% due 06/01/13	435	429
6.050% due 06/01/17	655	631
6.650% due 06/01/37	105	98
UnitedHealth Group, Inc.
5.250% due 03/15/11	185	184
6.000% due 06/15/17 (Ñ)(Þ)	155	158
6.500% due 06/15/37 (Þ)	760	783
Unum Group
5.859% due 05/15/09	240	242
US Oncology, Inc.
9.000% due 08/15/12	340	338
USB Capital IX
6.189% due 04/15/49	100	99

84	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

USB Realty Corp.
6.091% due 12/22/49	700	687
Valero Logistics Operations, LP
6.050% due 03/15/13	640	649
Verizon Communications, Inc.
5.550% due 02/15/16	180	175
5.850% due 09/15/35	460	421
Verizon Global Funding Corp.
7.250% due 12/01/10	300	315
6.875% due 06/15/12	2,120	2,223
Verizon, Inc.
6.500% due 09/15/11	40	41
Viacom, Inc.
5.710% due 06/16/09 (Ê)	360	361
5.750% due 04/30/11	405	404
6.875% due 04/30/36	235	221
Visteon Corp. (Ñ)
8.250% due 08/01/10	220	195
VTB Capital SA for Vneshtorgbank (Ê)
Series REGS
5.955% due 08/01/08	320	320
Wachovia Bank NA
Series BKNT
5.330% due 10/03/08	700	700
Series DPNT (Ê)
5.400% due 03/23/09	700	700
Wachovia Capital Trust III
5.800% due 03/15/42	1,825	1,790
Wachovia Corp.
5.410% due 12/01/09	400	400
5.625% due 10/15/16 (Ñ)	100	97
5.750% due 06/15/17	395	388
Walt Disney Co. (The) (Ê)
5.430% due 07/16/10	1,400	1,400
Washington Mutual Preferred Funding II
6.665% due 12/31/49	300	278
Washington Mutual, Inc.
8.250% due 04/01/10	250	267
WellPoint, Inc.
4.250% due 12/15/09	306	298
5.850% due 01/15/36	535	485
6.375% due 06/15/37	595	588
Wells Fargo & Co. (Ñ)
4.950% due 10/16/13	155	149
Wells Fargo Bank NA
5.750% due 05/16/16	190	188
Willis NA, Inc. (Ñ)
5.125% due 07/15/10	300	294

	Principal Amount ($) or Shares	Market Value $
Windstream Corp.
Series WI
8.125% due 08/01/13	310	313
8.625% due 08/01/16	595	602
Wyeth
6.950% due 03/15/11	865	912
5.500% due 03/15/13	320	319
5.500% due 02/01/14	450	443
5.950% due 04/01/37	720	683
Xcel Energy, Inc.
6.500% due 07/01/36	160	165
Xerox Corp.
5.500% due 05/15/12	485	476
Xlliac Global Funding
4.800% due 08/10/10	240	235
Yum! Brands, Inc.
8.875% due 04/15/11	110	122
ZFS Finance USA Trust I (Þ)
5.875% due 05/09/32	520	515
6.500% due 05/09/37	520	491

		217,589

International Debt - 5.2%
Abbey National PLC (ƒ)
6.700% due 06/29/49	275	278
Abu Dhabi National Energy Co. (Þ)
5.875% due 10/27/16	390	385
6.500% due 10/27/36	530	522
Alfa MTN Markets, Ltd. for ABH Finanial Ltd (Þ)
8.200% due 06/25/12	525	529
Altos Hornos de Mexico SA de CV
Series A
11.375% due 04/30/49	835	593
America Movil SAB de CV (Ñ)
5.500% due 03/01/14	200	191
ANZ National International, Ltd. (Ê)(Þ)
5.396% due 08/07/09	1,300	1,299
Arlington Street CDO, Ltd. (Þ)
Series 2000-1A Class A2
7.660% due 06/10/12	825	809
Arran Residential Mortgages Funding PLC (Ê)(Þ)
Series 2006-1A Class A1B
5.340% due 04/12/36	106	106
Aspen Insurance Holdings, Ltd.
6.000% due 08/15/14	75	73

Fixed Income III Fund	85

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AXA SA
8.600% due 12/15/30	85	101
6.379% due 12/14/49	125	110
6.463% due 12/31/49	125	114
Banco Mercantil del Norte SA
6.862% due 10/13/21	620	628
Barclays Bank PLC (ƒ)(Þ)
7.375% due 06/29/49	390	419
BNP Paribas (ƒ)(Þ)
5.186% due 06/29/49	600	562
7.195% due 12/31/49	400	382
Brascan Corp.
7.125% due 06/15/12	225	238
British Telecommunications PLC
8.625% due 12/15/10	65	71
8.875% due 12/15/30	100	131
Brookfield Asset Management, Inc.
5.800% due 04/25/17	170	169
C10 Capital SPV, Ltd.
6.722% due 12/31/49	300	298
Canadian Natural Resources, Ltd.
6.000% due 08/15/16	70	70
5.700% due 05/15/17	225	218
5.850% due 02/01/35	25	23
6.500% due 02/15/37	440	434
6.250% due 03/15/38	465	445
Canadian Oil Sands, Ltd. (Þ)
4.800% due 08/10/09	170	168
Canadian Pacific Railway Co.
5.950% due 05/15/37	165	152
Catalyst Paper Corp.
Series D
8.625% due 06/15/11	1,440	1,292
China Development Bank
5.000% due 10/15/15	100	94
CIT Group Funding Co. of Canada (Ñ)
5.600% due 11/02/11	185	183
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	100	109
Conoco Funding Co.
6.350% due 10/15/11	1,030	1,066
Cosan Finance, Ltd.
7.000% due 02/01/17	490	453
Credit Agricole SA/London (Ê)(Þ)
5.360% due 05/28/09	400	400
5.410% due 05/28/10	400	400

	Principal Amount ($) or Shares	Market Value $
Deutsche ALT-A Securities NIM Trust
Series 2007-AHM Class N1
6.750% due 02/25/47	242	242
Deutsche Telekom International Finance BV
8.000% due 06/15/10	240	256
5.375% due 03/23/11	125	124
8.250% due 06/15/30	325	389
DNB Nor Bank ASA (Ê)(Þ)
5.430% due 10/13/09	2,400	2,400
DP WORLD, Ltd. (Þ)
6.850% due 07/02/37	1,155	1,151
Egypt Government AID Bonds
4.450% due 09/15/15	695	659
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	175	171
Export-Import Bank of China (Þ)
4.875% due 07/21/15	495	462
Export-Import Bank of Korea
4.125% due 02/10/09 (Þ)	160	157
5.125% due 02/14/11	225	224
Falconbridge, Ltd.
7.250% due 07/15/12	75	80
6.000% due 10/15/15	655	656
FBG Finance, Ltd. (Þ)
5.125% due 06/15/15	190	178
Federative Republic of Brazil
6.000% due 01/17/17	1,515	1,467
FMG Finance Pty, Ltd.
10.625% due 09/01/16	1,225	1,403
France Telecom SA
8.500% due 03/01/31	260	326
Galaxy Entertainment Finance Co., Ltd.
9.875% due 12/15/12	540	577
Gaz Capital for Gazprom
6.212% due 11/22/16	300	287
Gazinvest Luxembourg SA for Gazprombank
7.250% due 10/30/08	470	480
Harborview NIM Corp.
Series 2006-8A Class N1
6.409% due 07/21/36	32	31
Series 2006-9A Class N1
6.409% due 11/19/36	185	185
Series 2007-1A Class N1
6.409% due 03/19/37	156	153
Series 2007-14 Class N1
6.409% due 12/19/36	156	156

86	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HBOS PLC (ƒ)(Þ)
5.920% due 09/29/49	300	269
HBOS Treasury Services PLC (Ê)(Þ)
Series Mtn
5.400% due 07/17/09	600	600
HSBC Holdings PLC
6.500% due 05/02/36	385	384
Inco, Ltd.
5.700% due 10/15/15	375	358
Intelsat Bermuda, Ltd.
8.886% due 01/15/15 (Ê)	515	518
Series WI
11.250% due 06/15/16	690	721
Intelsat Subsidiary Holding Co., Ltd.
8.625% due 01/15/15	250	251
Intergen NV (Þ)
9.000% due 06/30/17	480	473
Invesco PLC
4.500% due 12/15/09	545	535
5.625% due 04/17/12	810	802
5.375% due 02/27/13	460	447
Ispat Inland ULC
9.750% due 04/01/14	1,164	1,269
Korea Electric Power Corp. (Þ)
5.125% due 04/23/34	85	82
LG Electronics, Inc. (Þ)
5.000% due 06/17/10	130	127
Lukoil International Finance BV (Ñ)(Þ)
6.356% due 06/07/17	675	636
Majapahit Holding BV (Ñ)(Þ)
7.250% due 06/28/17	390	385
7.875% due 06/29/37	125	126
Mantis Reef, Ltd. (Þ)
4.692% due 11/14/08	200	198
Mexico Government International Bond
Series MTNA
6.750% due 09/27/34	320	336
Mizuho Financial Group Cayman, Ltd. (Þ)
5.790% due 04/15/14	280	276
Montpelier Re Holdings, Ltd.
6.125% due 08/15/13	860	839
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/29/49	605	580
National Australia Bank, Ltd. (Ê)(Þ)
5.400% due 09/11/09	400	400

	Principal Amount ($) or Shares	Market Value $
Nationwide Building Society (Þ)
4.250% due 02/01/10	305	297
Nexen, Inc.
6.400% due 05/15/37	310	299
Nippon Life Insurance (Þ)
4.875% due 08/09/10	295	289
Norske Skogindustrier ASA (Þ)
7.125% due 10/15/33	795	679
Peru Government International Bond
8.375% due 05/03/16	225	256
Petrobras International Finance Co.
6.125% due 10/06/16	340	325
8.375% due 12/10/18	375	419
Petroleum Export, Ltd. (Þ)
5.265% due 06/15/11	83	81
Province of Quebec Canada Series PJ
6.125% due 01/22/11	960	989
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
5.298% due 09/30/20	615	586
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% due 09/30/16	380	379
5.838% due 09/30/27 (Þ)	1,160	1,100
Reliance Industries, Ltd.
10.250% due 01/15/97	250	360
Resona Bank, Ltd.
5.850% due 09/29/49 (ƒ)(Þ)	1,260	1,196
Series REGS (ƒ)
5.850% due 09/29/49	35	32
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ)
7.191% due 12/29/49	3,070	3,100
Rogers Wireless, Inc.
6.375% due 03/01/14	170	171
Royal Bank of Scotland Group PLC (ƒ)
Series 1
9.118% due 03/31/49	1,350	1,467
Russia Government International Bond (Þ)
7.500% due 03/31/30	761	834
Salomon Brothers AG for OAO Siberian Oil Co.
Series REGS
10.750% due 01/15/09	675	714
Santander Financial Issuances
6.375% due 02/15/11	180	187
Sanwa Finance Aruba AEC
8.350% due 07/15/09	355	374

Fixed Income III Fund	87

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sappi Papier Holding AG (Þ)
6.750% due 06/15/12	475	451
7.500% due 06/15/32	615	539
Secunda International, Ltd. (Ê)
13.360% due 09/01/12	220	224
Shimao Property Holdings, Ltd.
8.000% due 12/01/16	285	272
Shinsei Finance II
7.160% due 07/25/49	275	280
Siemens Financieringsmaatschappij NV (Þ)
5.410% due 08/14/09 (Ê)	500	500
6.125% due 08/17/26	385	374
SMFG Preferred Capital USD 1, Ltd.
6.078% due 01/29/49	200	192
Stora Enso OYJ
7.250% due 04/15/36	245	241
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/49	160	152
Systems 2001 AT LLC (Þ)
7.156% due 12/15/11	124	128
6.664% due 09/15/13	115	120
Telecom Italia Capital SA
4.000% due 01/15/10	925	892
4.875% due 10/01/10	325	318
5.970% due 07/18/11 (Ê)	1,240	1,245
6.200% due 07/18/11	290	292
5.250% due 10/01/15	250	233
7.200% due 07/18/36	610	619
Telefonica Emisiones SAU
5.660% due 06/19/09 (Ê)	500	499
5.984% due 06/20/11 (Ñ)	250	251
6.421% due 06/20/16	120	121
6.221% due 07/03/17	180	178
7.045% due 06/20/36	260	265
Telefonica Europe BV
8.250% due 09/15/30	260	297
Telefonos de Mexico SAB de CV
4.500% due 11/19/08	125	123
TELUS Corp.
8.000% due 06/01/11	850	910
TNK-BP Finance SA
6.125% due 03/20/12	100	99
6.625% due 03/20/17	715	707
Series 144a
7.500% due 07/18/16	205	206
Transocean, Inc. (Ê)
5.560% due 09/05/08	400	400

	Principal Amount ($) or Shares	Market Value $
True Move Co., Ltd. (Þ)
10.375% due 08/01/14	370	366
Tyco International Group SA
6.750% due 02/15/11	505	525
UFJ Finance Aruba AEC
6.750% due 07/15/13	120	125
Unicredit Luxembourg Finance SA (Ê)(Þ)
5.405% due 10/24/08	375	375
Vale Overseas, Ltd.
6.250% due 01/11/16	110	109
6.250% due 01/23/17	675	668
6.875% due 11/21/36	435	423
Vedanta Resources PLC (Þ)
6.625% due 02/22/10	410	404
Venezuela Government International Bond
9.250% due 09/15/27	270	284
9.375% due 01/13/34 (Ñ)	435	463
Vodafone Group PLC
5.750% due 03/15/16	285	276
6.150% due 02/27/37	230	210
VTB Capital SA (Ê)(Þ)
5.955% due 08/01/08	565	563
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC
5.125% due 11/15/14	225	215
Westfield Group
5.400% due 10/01/12	276	273
White Mountains Re Group, Ltd. (ƒ)(Þ)
7.506% due 05/29/49	1,730	1,684
XL Capital, Ltd.
Series E
6.500% due 12/31/49	2,435	2,173
Xstrata Finance Canada, Ltd.
5.500% due 11/16/11	115	114
5.800% due 11/15/16	115	113
Xstrata Finance Dubai, Ltd.
5.710% due 11/13/09	290	290

		71,256

Loan Agreements - 0.9%
Adam Aircraft Industries, Term Loan
12.380% due 05/01/12	225	223
ALLTEL Holding Corp., Term Loan
6.860% due 07/17/13	330	320

88	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Avis Budget Holdings, Term Loan
6.610% due 04/19/12	146	140
AWAS, Second Lien Term Loan
11.375% due 03/21/13	168	163
Coffeyville Resources, LLC, Letter of Credit
8.260% due 12/28/13	31	31
Coffeyville Resources, LLC, Term Loan
8.570% due 12/28/13	58	58
8.610% due 12/28/13	102	101
DB UFC Zuffa, Term Loan B
7.375% due 06/28/12	635	635
Delphi Corp., Term Loan C
8.125% due 12/31/07	100	98
Douglas Dynamics, Term Loan
7.610% due 05/21/13	399	395
Ford Motor Co,. Term Loan B
8.360% due 12/15/13	1,095	1,034
General Motors Corp., Term Loan B
7.735% due 11/29/13	301	286
Georgia-Pacific Corp., Term Loan
7.110% due 12/20/12	805	797
HCA, Inc. Term Loan B
7.610 % due 12/30/13	597	567
Healthsouth Corp., Term Loan B
7.860% due 03/10/13	344	330
Hexion Specialty Chemicals, Term Loan C
7.625% due 05/05/13	199	189
Idearc, Inc., Term Loan B
7.360% due 11/17/14	299	284
Lyondell Chemical Co., Term Loan
6.856% due 08/16/13	298	286
Starbound Reinsurance, Ltd., Term Loan B
7.360% due 03/31/08	3,500	3,500
8.360% due 08/20/09	1,100	1,100
Talecris Biotherapeutics, Inc., Second Lien Term Loan
11.860% due 12/06/14	300	291
Travelport Holdings, Ltd.
12.360% due 03/01/13	605	606
United Airlines, Inc., Term Loan B
7.375% due 02/01/14	300	282
Univision Communications, Inc., Term Loan B
7.610% due 09/15/14	345	314

	Principal Amount ($) or Shares	Market Value $
USI Holdings Corp., Term Loan B
8.110% due 05/04/14	200	194
Visteon Corp., Term Loan B
8.380% due 06/13/13	300	276

		12,500

Mortgage-Backed Securities - 42.0%
Accredited Mortgage Loan Trust
Series 2004-2 Class A2
5.620% due 07/25/34	80	80
Adjustable Rate Mortgage Trust
Series 2005-3 Class 8A2
5.560% due 07/25/35	362	362
American Home Mortgage Assets
Series 2006-2 Class 2A2 (Ê)
5.550% due 09/25/46	602	604
Series 2006-4 Class 1A11 (Ê)
5.510% due 08/30/36	867	868
Series 2007-2 Class A1
5.445% due 03/25/47	804	803
Series 2007-5 Class A1A (Ê)
5.510% due 06/25/47	1,323	1,321
American Home Mortgage Investment Trust
Series 2004-1 Class 1A (Ê)
5.670% due 04/25/44	81	81
Series 2004-4 Class 4A (Ê)
4.390% due 02/25/45	230	226
Series 2005-2 Class 1A1 (Ê)
5.620% due 09/25/45	1,226	1,228
Series 2006-3 Class 12A1
5.510% due 12/25/46	866	867
Series 2007-1 Class GA1C
5.510% due 05/25/47	1,231	1,230
Ameriquest Mortgage Securities, Inc.
Series 2002-D Class M1 (Ê)
7.461% due 02/25/33	145	134
Series 2004-R8 Class A5
5.690% due 09/25/34	88	88
Series 2004-R10 Class A5
5.710% due 11/25/34	24	24
Series 2005-R3 Class A1A (Ê)
5.520% due 05/25/35	194	193
Series 2006-R1 Class A2C
5.510% due 08/01/16	260	260
Banc of America Alternative Loan Trust
Series 2005-1 Class 2A1
5.500% due 02/25/20	670	660

Fixed Income III Fund	89

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	432	428
Series 2004-4 Class A3
4.128% due 07/10/42	455	444
Series 2005-2 Class A4
4.783% due 07/10/43	730	706
Series 2005-3 Class A2
4.501% due 07/10/43	360	351
Series 2005-5 Class A4
5.115% due 10/10/45	1,500	1,429
Series 2006-1 Class A4
5.372% due 09/10/45	500	483
Series 2006-3 Class A4
5.889% due 07/10/44	810	808
Series 2006-4 Class A4
5.634% due 07/10/46	1,820	1,784
Series 2007-2 Class A2
5.634% due 04/10/49	640	638
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	295	290
Series 2005-F Class 1A2 (Ê)
5.670% due 09/20/35	122	122
Series 2006-3 Class 5A8
5.500% due 03/25/36	930	914
Series 2006-A Class 3A2
5.896% due 02/20/36	354	357
Series 2006-A Class 4A1
5.570% due 02/20/36	861	861
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
5.770% due 12/25/33	1,064	1,066
Series 2003-D Class 1A2 (Ê)
7.280% due 05/25/33	1	1
Series 2004-1 Class 5A1
6.500% due 09/25/33	16	16
Series 2004-11 Class 2A1
5.750% due 01/25/35	736	715
Series 2004-D Class 1A1 (Ê)
5.628% due 05/25/34	103	104
Series 2005-9 Class 2A1
4.750% due 10/25/20	355	345
Series 2005-L Class 3A1
5.458% due 01/25/36	435	433
Series 2006-2 Class A15
6.000% due 07/25/36	702	707

	Principal Amount ($) or Shares	Market Value $
Bank of America Alternative Loan Trust
Series 2003-2 Class CB2
5.820% due 04/25/33	173	174
Series 2003-10 Class 2A1
6.000% due 12/25/33	187	184
Series 2003-10 Class 2A2 (Ê)
5.770% due 12/25/33	415	417
Series 2004-2 Class 1A1
6.000% due 03/25/34	108	106
Series 2004-10 Class 1CB1
6.000% due 11/25/34	115	116
Series 2004-11 Class 1CB1
6.000% due 12/25/34	134	132
Series 2005-3 Class 2A1
5.500% due 04/25/20	178	175
Series 2005-5 Class 2CB1
6.000% due 06/25/35	235	232
Series 2005-6 Class 7A1
5.500% due 07/25/20	197	194
Series 2005-9 Class 5A1
5.500% due 10/25/20	341	335
Series 2006-5 Class CB17
6.000% due 06/25/36	552	554
Bayview Financial Acquisition Trust
Series 2006-C Class 2A1
5.430% due 11/28/36	349	348
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10 Class A1 (Ê)
4.750% due 10/25/35	1,162	1,150
Series 2005-10 Class A3 (Ê)
4.650% due 10/25/35	2,000	1,962
Series 2007-1 Class 3A2
5.770% due 02/25/47	449	444
Series 2007-3 Class 1A1
5.487% due 05/25/47	1,289	1,270
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.376% due 05/25/35	421	420
Series 2006-3 Class 33A1
6.158% due 05/25/36	453	457
Series 2006-3 Class 34A1
6.156% due 05/25/36	1,454	1,466
Bear Stearns Asset Backed Securities Trust
Series 2005-AC8 Class A5
5.500% due 11/25/35	300	300

90	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Commercial Mortgage Securities
Series 2004-ESA Class E (Þ)
5.064% due 05/14/16	265	265
Series 2005-PW1 Class A4
5.405% due 12/11/40	1,500	1,457
Series 2006-PW1 Class A4
5.201% due 12/11/38	2,440	2,313
Series 2007-PW1 Class A4
5.331% due 02/11/44	2,500	2,386
Bear Stearns Mortgage Funding Trust
Series 2006-AR1 Class 1A2 (Ê)
5.570% due 07/25/36	586	585
Series 2006-AR2 Class 1A1 (Ê)
5.520% due 09/25/36	1,509	1,503
Series 2006-AR2 Class 2A1 (Ê)
5.550% due 10/25/36	939	937
Series 2006-AR3 Class 1A1 (Ê)
5.500% due 03/25/36	652	651
Series 2006-AR4 Class A1
5.530% due 12/25/36	801	800
Series 2006-AR5 Class 1A1
5.480% due 12/25/36	1,151	1,148
Series 2007-AR2 Class A1
5.490% due 03/25/37	884	882
Series 2007-AR3 Class 1A1
5.460% due 03/25/37	913	887
Bear Stearns Structured Products, Inc.
Series 2007-N3 Class 10C
Interest Only STRIP
2.142% due 06/26/36	1,304	51
Carrington Mortgage Loan Trust
Series 2007-FRE Class A1
5.400% due 02/25/37	712	711
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	405	383
Series 2006-S4 Class A3
6.000% due 12/25/36	685	689
Series 2006-S4 Class A4
6.000% due 12/25/36	360	361
Series 2007-A1 Class 1A3
4.359% due 02/25/37	931	921
Citifinancial Mortgage Securities, Inc.
Series 2003-4 Class AF3
3.221% due 10/25/33	3	3
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
5.431% due 10/15/49	445	429

	Principal Amount ($) or Shares	Market Value $
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
4.700% due 12/25/35	84	82
Series 2006-WF1 Class A2F
5.657% due 03/01/36	610	605
Series 2007-AHL Class A3A (Ê)
5.380% due 05/25/37	2,528	2,525
Series 2007-AR1 Class A1
5.400% due 01/25/37	424	424
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.226% due 07/15/44	1,500	1,449
Series 2006-CD3 Class A5
5.617% due 10/15/48	455	445
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	376	377
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	214	219
Series 2006-C7 Class A2
5.690% due 06/10/46	235	236
Countrywide Alternative Loan Trust
Series 2004-28C Class 6A1
6.000% due 01/25/35	231	229
Series 2004-J7 Class 1A2
4.673% due 08/25/34	52	52
Series 2004-J8 Class 1A1
7.000% due 09/25/34	199	204
Series 2005-32T Class A7 (Ê)
5.570% due 08/25/35	466	466
Series 2005-51 Class 2A1 (Ê)
5.620% due 11/20/35	534	535
Series 2005-51 Class 2A2A (Ê)
5.610% due 11/20/35	159	159
Series 2005-51 Class 4A1 (Ê)
5.640% due 11/20/35	678	679
Series 2005-56 Class 2A2 (Ê)
7.069% due 11/25/35	438	444
Series 2005-58 Class A2 (Ê)
5.710% due 12/20/35	431	433
Series 2005-59 Class 1A2B (Ê)
5.580% due 11/20/35	185	185
Series 2005-63 Class 3A1
5.888% due 11/25/35	395	396
Series 2005-63 Class 5A1 (Ê)
5.330% due 12/25/35	2,262	2,261

Fixed Income III Fund	91

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-76 Class 2A2 (Ê)
6.729% due 02/25/36	499	504
Series 2005-J8 Class 1A3
5.500% due 07/25/35	526	521
Series 2005-J13 Class 2A3
5.500% due 11/25/35	283	281
Series 2006-2CB Class A3
5.500% due 03/25/36	291	289
Series 2006-9T1 Class A7
6.000% due 05/25/36	292	294
Series 2006-43C Class 1A7
6.000% due 02/25/37	878	880
Series 2006-J2 Class A3
6.000% due 04/25/36	425	427
Series 2006-OA1 Class 1XP
Interest Only STRIP
2.083% due 12/20/46	167	8
Series 2006-OA1 Class 2X
Interest Only STRIP
1.790% due 03/20/46	83	4
Series 2006-OA1 Class 4A1 (Ê)
5.510% due 08/25/46	1,034	1,033
Series 2006-OA1 Class A1
5.500% due 02/20/47	1,169	1,167
Series 2006-OA1 Class A1A (Ê)
5.370% due 09/25/46	59	59
Series 2006-OA2 Class A1
5.480% due 02/25/47	695	693
Series 2006-OA2 Class A2A
5.470% due 05/20/46	234	234
Series 2006-OA2 Class X
Principal Only STRIP
Zero coupon due 03/20/47	784	42
Series 2006-OA6 Class 1A3
5.590% due 04/25/36	400	401
Series 2007-J2 Class 2A1
6.000% due 07/25/37	767	769
Series 2007-OA6 Class A1B
5.520% due 06/25/37	2,252	2,252
Series 2007-OA8 Class 2A2 (Ê)
5.740% due 06/25/47	1,325	1,316
Countrywide Home Equity Loan Trust
Series 2007-C Class A
5.470% due 06/15/34	1,888	1,883
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-16 Class 1A1
5.720% due 09/25/34	452	453
Series 2005-1 Class 2A1 (Ê)
5.610% due 03/25/35	258	259

	Principal Amount ($) or Shares	Market Value $
Series 2005-3 Class 1A3 (Ê)
5.560% due 04/25/35	61	61
Series 2005-11 Class 5A1 (Ê)
5.620% due 03/25/35	76	76
Series 2005-23 Class A1
5.500% due 11/25/35	1,021	978
Series 2005-29 Class A1
5.750% due 12/25/35	656	642
Series 2005-HYB Class 3A2A
5.250% due 02/20/36	154	153
Series 2006-1 Class A2
6.000% due 03/25/36	310	305
Series 2006-1 Class A3
6.000% due 03/25/36	113	110
Series 2006-HYB Class 3A1A
6.095% due 05/20/36	441	454
Series 2006-OA5 Class 2A1 (Ê)
5.520% due 04/25/46	1,194	1,193
Series 2006-R2 Class AF1 (Ê)(Þ)
5.740% due 08/25/36	733	737
Series 2007-HY1 Class 1A2
5.707% due 04/25/37	247	246
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	222	224
Series 2001-SPG Class A2
6.515% due 08/13/18	185	191
Series 2003-29 Class 5A1
7.000% due 12/25/33	37	38
Series 2004-1 Class 3A1
7.000% due 02/25/34	17	17
Series 2004-C1 Class A3
4.321% due 01/15/37	675	655
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.555% due 02/15/39	130	129
Crown Castle Towers LLC (Þ)
Series 2005-1A Class AFL (Ê)
5.700% due 06/15/35	1,360	1,364
Series 2005-1A Class C
5.074% due 06/15/35	150	147
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
5.006% due 08/25/35	905	908
Series 2007-OA1 Class A1
5.470% due 02/25/47	904	902

92	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DLJ Commercial Mortgage Corp.
Series 1998-CF1 Class A1B
6.410% due 02/18/31	234	234
Series 1999-CG1 Class S Interest Only STRIP
0.830% due 03/10/32	5,844	84
Series 1999-CG3 Class A3
7.730% due 10/10/32	210	219
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
7.321% due 07/19/44	147	148
Series 2006-AR1 Class 2A1A
5.962% due 04/19/47	597	599
Series 2006-AR2 Class 2A1A (Ê)
5.520% due 11/19/37	658	660
Fannie Mae
4.050% due 2009	4,300	4,244
4.150% due 2009	4,000	3,937
3.875% due 2010 (Ñ)	1,075	1,048
4.125% due 2010	2,800	2,737
4.375% due 2010	2,500	2,458
5.050% due 2011 (Ñ)	2,200	2,202
5.190% due 2012 (Ê)	502	499
6.000% due 2016	24	25
5.000% due 2017	172	168
5.500% due 2017	43	43
6.000% due 2017	53	53
6.500% due 2017	103	104
4.000% due 2018	1,733	1,620
4.500% due 2018	5,411	5,180
5.000% due 2018	1,451	1,413
10.000% due 2018	38	41
Zero coupon due 2019	695	361
4.500% due 2019	479	459
5.000% due 2019	71	69
4.500% due 2020	679	649
5.000% due 2020	912	885
5.500% due 2020	143	142
5.000% due 2021	540	525
5.000% due 2022	990	960
6.500% due 2024	951	965
10.000% due 2024	29	32
7.274% due 2025 (Ê)	25	25
6.954% due 2026 (Ê)	173	175
7.500% due 2027	9	9
7.000% due 2028	23	24
6.500% due 2029	3	3

	Principal Amount ($) or Shares	Market Value $
7.000% due 2029	90	94
7.500% due 2029	67	69
8.000% due 2029	5	5
8.500% due 2029	3	3
7.500% due 2030	69	72
8.500% due 2030	214	230
9.500% due 2030	70	77
7.000% due 2031	440	456
7.500% due 2031	188	196
8.000% due 2031	265	280
8.500% due 2031	206	223
6.000% due 2032	884	882
6.500% due 2032	3	3
7.000% due 2032	442	457
7.500% due 2032	143	148
8.000% due 2032	25	26
3.911% due 2033 (Ê)	539	541
4.657% due 2033 (Ê)	579	584
4.793% due 2033 (Ê)	308	312
5.000% due 2033	854	805
5.500% due 2033	2,176	2,116
6.000% due 2033	297	296
7.000% due 2033	1,054	1,089
5.000% due 2034	1,176	1,108
5.500% due 2034	12,802	12,418
6.000% due 2034	531	528
7.000% due 2034	297	307
7.500% due 2034	91	94
4.443% due 2035 (Ê)	1,250	1,248
4.834% due 2035 (Ê)	1,352	1,341
5.000% due 2035	1,310	1,233
5.127% due 2035 (Ê)	650	643
5.500% due 2035	12,568	12,169
6.000% due 2035	501	497
7.000% due 2035	17	18
7.500% due 2035	641	670
4.734% due 2036 (Ê)	740	726
5.000% due 2036	6,517	6,131
5.500% due 2036	5,268	5,094
6.000% due 2036	5,738	5,686
6.500% due 2036	275	278
7.000% due 2036	74	76
7.500% due 2036	1,771	1,842
5.500% due 2037	12,884	12,443
6.000% due 2037	4,699	4,658
6.029% due 2037 (Ê)	647	650
6.500% due 2037	190	192
6.229% due 2043 (Ê)	330	334

Fixed Income III Fund	93

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1992-10 Class ZD
8.000% due 11/25/21	213	214
Series 1996-46 Class ZA
7.500% due 11/25/26	73	75
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/01/26	33	9
Series 1999-56 Class Z
7.000% due 12/18/29	277	284
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/01/30	35	9
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 08/01/31	36	10
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 03/01/32	17	5
Series 2003-16 Class NI
Interest Only STRIP
5.000% due 02/25/15	122	3
Series 2003-25 Class IK
7.000% due 04/25/33
Interest Only STRIP	84	21
Series 2003-32 Class FH
5.720% due 11/25/22	623	625
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33	123	29
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33	735	183
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33	154	37
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33	150	36
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33	149	37
Series 2003-78 Class FI
Interest Only STRIP
5.720% due 01/25/33	615	618
Series 2003-82 Class IA
Interest Only STRIP
6.000% due 08/25/32	116	16
Series 2003-82 Class WI
Interest Only STRIP
6.000% due 08/25/32	24	3

	Principal Amount ($) or Shares	Market Value $
Series 2003-122 Class AJ
4.500% due 02/25/28	123	119
Series 2003-337 Class 1
Principal Only STRIP
Zero coupon due 07/01/33	684	474
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	672	178
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	1,817	277
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	2,030	309
Series 2004-21 Class FL
5.670% due 11/25/32	302	303
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	385	61
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	653	104
Series 2005-110 Class MB
5.500% due 09/25/35	625	626
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	549	141
Series 2006-373 Class 1
Principal Only STRIP
Zero coupon due 07/01/36	589	416
15 Year TBA (Ï)
4.500%	3,840	3,658
5.000%	6,045	5,860
5.500%	6,000	5,925
6.000%	5,655	5,689
30 Year TBA (Ï)
4.500%	1,325	1,207
5.000%	20,990	19,685
5.500%	82,570	79,728
6.000%	33,375	33,063
6.500%	8,090	8,171
7.000%	2,475	2,542
Fannie Mae Grantor Trust
Series 2001-T8 Class A2
9.500% due 07/25/41	62	67
Series 2003-T4 Class 2A5
4.907% due 09/26/33	190	189
Fannie Mae REMICS
Series 2003-21 Class M
5.000% due 02/25/17	122	121

94	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-35 Class FY (Ê)
5.720% due 05/25/18	1,193	1,200
Series 2005-36 Class AI
Interest Only STRIP
5.500% due 10/25/26	745	53
Series 2005-79 Class FC (Ê)
5.620% due 02/25/22	691	691
Series 2006-5 Class 3A2
4.673% due 05/25/35	100	99
Series 2006-48 Class LG
Zero coupon due 06/25/36	147	95
Series 2006-118 Class A2
5.380% due 12/25/36	460	458
Series 2007-42 Class LF (Ê)
Zero coupon due 05/25/37	95	105
Fannie Mae Whole Loan
Series 2003-W17 Class 1A6
5.310% due 08/25/33	1,700	1,686
Series 2004-W9 Class 2A1
6.500% due 02/25/44	96	98
Series 2004-W11 Class 1A2
6.500% due 05/25/44	176	180
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2003-58 Class 2A
6.500% due 09/25/43	91	92
Series 2005-63 Class 1A1
6.229% due 02/25/45	42	42
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1
5.302% due 09/25/34	135	134
Series 2006-AA5 Class A2 (Ê)
6.531% due 09/25/36	385	394
Series 2006-FA3 Class A6
6.000% due 07/25/36	499	502
First Horizon Asset Securities, Inc.
Series 2003-5 Class 1A17
8.000% due 07/25/33	47	49
Series 2004-AR5 Class 4A1 (Ê)
5.708% due 10/25/34	129	129
Series 2005-AR5 Class 3A1
5.535% due 10/25/35	196	196
First Union-Lehman Brothers- Bank of America
Series 1998-C2 Class A2
6.560% due 11/18/35	24	24

	Principal Amount ($) or Shares	Market Value $
Freddie Mac
4.750% due 2016	100	96
8.500% due 2017	48	51
10.500% due 2017	19	21
4.000% due 2018	3,017	2,821
4.500% due 2018	731	697
5.000% due 2018	742	724
4.000% due 2019	3,480	3,242
4.500% due 2019	159	152
5.000% due 2019	1,411	1,373
5.000% due 2020	1,439	1,398
10.000% due 2020	49	54
7.340% due 2027 (Ê)	32	33
7.260% due 2028 (Ê)	26	26
7.425% due 2028 (Ê)	28	28
4.738% due 2034	300	301
4.906% due 2034 (Ê)	858	854
5.833% due 2034 (Ê)	64	65
6.000% due 2035	377	373
5.880% due 2036	320	321
5.941% due 2036	595	595
5.969% due 2036	339	341
5.622% due 2037	607	604
5.736% due 2037	926	937
Series 1991-103 Class Z
9.000% due 02/15/21	52	52
Series 1994-173 Class Z
7.000% due 05/15/24	102	107
Series 1999-212 Class SG (Ê)
Interest Only STRIP
1.625% due 06/17/27	452	17
Series 2001-229 Class KF (Ê)
5.570% due 07/25/22	298	299
Series 2001-232 Class ZQ
6.500% due 06/15/31	472	492
Series 2003-259 Class IQ
Interest Only STRIP
5.000% due 06/15/17	267	30
Series 2003-261 Class UI
Interest Only STRIP
6.500% due 05/15/33	102	24
Series 2003-262 Class AB
2.900% due 11/15/14	568	551
Series 2003-264 Class IM
Interest Only STRIP
7.000% due 07/15/33	126	33
Series 2003-266 Class MA
4.500% due 10/15/31	239	234

Fixed Income III Fund	95

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-276 Class IP
Interest Only STRIP
5.500% due 07/15/23	398	14
Series 2004-277 Class UF
5.620% due 06/15/33	747	748
Series 2004-281 Class DF
5.770% due 06/15/23	225	227
Series 2004-287 Class GC
5.000% due 11/15/29	355	348
Series 2004-289 Class PC
5.000% due 07/15/30	640	626
Series 2005-291 Class KP
5.000% due 11/15/29	215	211
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	303	49
Series 2005-294 Class FA
5.490% due 03/15/20	441	441
Series 2005-302 Class MB
5.000% due 12/15/28	200	197
Series 2005-306 Class PC
5.000% due 02/15/29	620	613
Series 2006-313 Class FP (Ê)
Zero coupon due 04/15/36	370	405
30 Year TBA (Ï)
5.000%	5,130	4,811
5.500%	3,650	3,526
6.000%	3,825	3,794
Freddie Mac Gold
6.000% due 2016	46	46
5.000% due 2018	90	88
5.500% due 2020	1,692	1,677
8.500% due 2025	16	17
8.500% due 2027	86	92
7.000% due 2030	70	73
7.276% due 2030 (Ê)	5	5
7.500% due 2030	199	209
8.000% due 2030	65	69
7.000% due 2031	174	179
7.500% due 2031	14	14
8.000% due 2031	15	16
7.500% due 2032	106	110
5.000% due 2033	336	317
7.000% due 2033	34	35
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28	28	7

	Principal Amount ($) or Shares	Market Value $
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28	98	26
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/01/31	74	19
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/01/31	51	13
Freddie Mac Reference REMIC
Series 2006-R00 Class AK
5.750% due 12/15/18	577	579
Freddie Mac REMIC
Series 2004-277 Class KE
3.500% due 12/15/17	22	22
Freddie Mac REMICS
Series 2003-256 Class FJ
5.720% due 02/15/33	380	384
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	289	28
Series 2003-269 Class FE
5.920% due 12/15/28	708	713
Series 2004-275 Class FM (Ê)
5.670% due 12/15/30	331	332
Series 2005-299 Class KF
5.720% due 06/15/35	210	209
Series 2005-300 Class ED
5.000% due 07/15/25	535	501
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	458	58
Series 2005-303 Class XA (Ê)
Zero coupon due 09/15/35	75	76
Series 2006-312 Class HT
5.000% due 03/15/26	490	455
Series 2006-317 Class XI (Ê)
Interest Only STRIP
6.200% due 10/15/35	1,039	9
Series 2006-323 Class PA
6.000% due 03/15/26	695	702
Series 2007-327 Class SX (Ê)
Zero coupon due 07/15/36	97	106
Series 2007-327 Class UF (Ê)
Zero coupon due 02/15/37	98	121
Series 2007-327 Class WF (Ê)
Zero coupon due 09/15/36	96	106
Series 2007-330 Class GL (Ê)
Zero coupon due 04/15/37	94	108

96	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-333 Class AF (Ê)
5.470% due 10/15/20	4,923	4,920
Series 2007-333 Class BF (Ê)
5.470% due 07/15/19	785	785
Series 2007-333 Class FT (Ê)
5.470% due 08/15/19	3,638	3,635
Series 2007-334 Class FA (Ê)
5.550% due 02/15/19	3,300	3,301
Freddie Mac Strips
Series 2007-245 Class IO
5.000% due 05/15/37	975	275
GE Capital Commercial Mortgage Corp.
Series 2002-1A Class A3
6.269% due 12/10/35	305	313
Series 2002-3A Class A1
4.229% due 12/10/37	1,107	1,083
Ginnie Mae I
10.500% due 2016	22	24
11.000% due 2020	44	49
10.000% due 2022	42	47
7.500% due 2024	24	25
7.500% due 2032	26	27
7.000% due 2034	421	441
30 Year TBA (Ï)
5.500%	4,140	4,033
6.000%	1,000	998
Ginnie Mae II (Ê)
5.750% due 2023	19	19
6.125% due 2023	53	54
5.750% due 2024	141	143
6.125% due 2024	147	148
4.750% due 2025	5	5
5.375% due 2025	94	94
6.375% due 2025	82	82
6.125% due 2026	64	64
5.750% due 2027	84	85
6.125% due 2027	8	8
6.375% due 2027	102	103
6.375% due 2028	4	4
5.375% due 2030	181	183
Global Signal Trust
Series 2004-2A Class A (Þ)
4.232% due 12/15/14	225	219
Series 2006-1 Class B
5.588% due 02/15/36	125	124
Series 2006-1 Class C
5.707% due 02/15/36	190	187

	Principal Amount ($) or Shares	Market Value $
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2
6.945% due 09/15/33	485	494
GMAC Mortgage Corp. Loan Trust
Series 2005-AR2 Class 4A
5.187% due 05/25/35	1,747	1,724
Series 2005-AR6 Class 3A1
5.301% due 11/19/35	690	686
Series 2006-HE3 Class A2
5.750% due 10/25/36	165	165
Government National Mortgage Association (Ê)
Series 1999-27 Class SE
Interest Only STRIP
3.280% due 08/16/29	133	13
Series 1999-40 Class FE
5.870% due 11/16/29	310	313
Series 1999-44 Class SA
Interest Only STRIP
3.230% due 12/16/29	152	13
Series 2000-29 Class S
Interest Only STRIP
3.180% due 09/20/30	38	3
Series 2002-27 Class SA
Interest Only STRIP
2.680% due 05/16/32	57	4
Greenpoint Mortgage Funding Trust
Series 2005-AR3 Class X1
Interest Only STRIP
2.394% due 08/25/45	45	1
Series 2005-AR4 Class X4
Interest Only STRIP
2.300% due 10/25/45	50	2
Series 2006-AR2 Class 3A2
5.640% due 03/25/36	518	519
Series 2006-AR6 Class A1A
5.400% due 10/25/46	842	842
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A2
4.022% due 01/05/36	500	489
Series 2004-GG1 Class A7
5.317% due 06/10/36	1,115	1,091
Series 2005-GG5 Class A41
5.243% due 04/10/37	1,040	1,020
Series 2006-RR1 Class A1
5.780% due 03/18/49	490	467

Fixed Income III Fund	97

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-GG9 Class A4
5.444% due 03/10/39	1,560	1,501
GS Mortgage Securities Corp. II
Series 2006-FL8 Class A1 (Ê)(Þ)
5.420% due 06/06/20	72	72
Series 2006-GG6 Class A4
5.553% due 04/10/38	285	279
Series 2006-GG8 Class A4
5.560% due 11/10/39	2,210	2,153
Series 2006-GG8 Class AAB
5.535% due 11/10/39	485	478
Series 2006-RR2 Class A1 (Þ)
5.688% due 06/23/46	305	299
Series 2006-RR3 Class A1S
5.659% due 03/18/49	1,875	1,761
Series 2007-GG1 Class A4
5.993% due 08/10/45	950	962
GSAA Home Equity Trust
Series 2006-4 Class 1A2
5.951% due 03/25/36	448	448
GSMPS Mortgage Loan Trust (Þ)
Series 1998-3 Class A
7.750% due 09/19/27	45	47
Series 1999-3 Class A
8.000% due 08/19/29	76	80
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	246	260
Series 2005-RP1 Class 1A4
8.500% due 01/25/35	129	138
Series 2006-RP1 Class 1A3
8.000% due 01/25/36	155	157
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
5.335% due 06/25/34	226	227
Series 2005-AR6 Class 2A1 (Ê)
4.539% due 09/25/35	1,366	1,351
Series 2006-1F Class 5A2
6.000% due 02/25/36	186	181
Series 2006-OA1 Class 2A1 (Ê)
5.510% due 08/25/46	631	632
Harborview Mortgage Loan Trust
Series 2005-2 Class 2A1A (Ê)
5.540% due 05/19/35	104	104
Series 2005-2 Class X
Interest Only STRIP
1.777% due 05/19/35	76	2
Series 2005-3 Class X2
Interest Only STRIP
1.466% due 06/19/35	107	2

	Principal Amount ($) or Shares	Market Value $
Series 2005-5 Class 2A1B (Ê)
5.610% due 07/19/45	138	139
Series 2005-10 Class 2A1A (Ê)
5.630% due 11/19/35	543	545
Series 2005-10 Class 2A1B (Ê)
5.700% due 11/19/35	263	265
Series 2005-14 Class 3A1A
5.307% due 12/19/35	209	208
Series 2005-16 Class 2A1A (Ê)
5.560% due 01/19/36	744	745
Series 2005-16 Class 3A1A (Ê)
5.570% due 01/19/36	1,541	1,543
Series 2005-16 Class 3A1B
5.660% due 01/19/36	321	322
Series 2005-16 Class X1
Interest Only STRIP
2.306% due 01/19/36	50	1
Series 2005-16 Class X3
Interest Only STRIP
2.075% due 01/19/36	112	3
Series 2006-1 Class 2A1A
5.560% due 03/19/37	774	775
Series 2006-1 Class X1
Interest Only STRIP
2.121% due 03/19/37	1,404	62
Series 2006-5 Class X2
Interest Only STRIP
2.435% due 07/19/47	84	3
Series 2006-7 Class 2A1B (Ê)
5.570% due 08/19/46	1,004	1,006
Series 2006-9 Class 2A1A (Ê)
5.530% due 11/19/36	709	707
Series 2006-10 Class 2A1A
5.500% due 11/19/36	808	805
Series 2006-12 Class 2A2A (Ê)
5.510% due 01/19/38	882	880
Series 2006-14 Class 2A1A
5.470% due 03/19/38	638	638
Series 2006-14 Class 2A1B
5.520% due 03/19/38	378	378
Series 2007-1 Class 2A1A
5.450% due 04/19/38	519	518
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class AX2
Interest Only STRIP
1.416% due 07/25/35	57	2
Series 2005-AR2 Class 1A21
5.848% due 12/25/35	279	280

98	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR2 Class A2
5.400% due 11/25/36	488	488
Series 2006-AR6 Class 2A1B
5.570% due 06/25/47	654	656
Series 2006-FLX Class A1 (Ê)
5.530% due 11/25/36	445	443
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C1 Class A3
5.376% due 07/12/37	250	248
Series 2003-C1 Class A2
4.985% due 01/12/37	390	378
Series 2004-LN2 Class A1
4.475% due 07/15/41	756	734
Series 2005-LDP Class A2
4.851% due 08/15/42	1,000	983
Series 2005-LDP Class A3A1
4.871% due 10/15/42	505	493
Series 2005-LDP Class A4
4.918% due 10/15/42	250	235
Series 2006-CB1 Class A4
5.552% due 05/12/45	525	511
Series 2006-LDP Class A3
5.336% due 05/15/47	3,355	3,202
Series 2006-LDP Class A3B
5.447% due 05/15/45	595	585
Series 2006-LDP Class A4
5.875% due 04/15/45	440	441
5.399% due 05/15/45	700	674
Series 2006-LDP Class AJ
5.875% due 04/15/45	370	368
Series 2006-RR1 Class A1 (Þ)
5.453% due 10/18/52	1,190	1,125
Series 2007-CB1 Class A4
5.440% due 06/12/47	650	639
Series 2007-LD1 Class A4
6.007% due 06/15/49	1,000	1,009
Series 2007-LDP Class A3
5.420% due 01/15/49	690	662
JP Morgan Mortgage Trust
Series 2005-A1 Class 4A1
4.777% due 02/25/35	527	516
Series 2005-A4 Class 1A1
5.400% due 07/25/35	285	283
Series 2005-A6 Class 1A2
5.140% due 09/25/35	475	465
Series 2005-A8 Class 1A1
5.407% due 11/25/35	1,677	1,659

	Principal Amount ($) or Shares	Market Value $
Series 2007-A1 Class 2A2
4.764% due 07/25/35	939	929
LB-UBS Commercial Mortgage Trust
Series 2001-C2 Class A2
6.653% due 11/15/27	2,645	2,738
Series 2002-C4 Class A5
4.853% due 09/15/31	1,000	966
Series 2004-C4 Class A3
4.982% due 06/15/29	1,055	1,047
Series 2006-C1 Class A4
5.156% due 02/15/31	1,500	1,429
Series 2006-C4 Class A4
5.887% due 06/15/38	255	256
Lehman Brothers Floating Rate Commercial Mortgage Trust
Series 2006-LLF Class A1 (Ê)(Þ)
5.400% due 09/15/21	81	81
Series 2006-LLF Class A2
5.440% due 09/15/21	517	516
Lehman Mortgage Trust
Series 2005-2 Class 2A3
5.500% due 12/25/35	298	297
Series 2005-3 Class 1A3
5.500% due 01/25/36	1,157	1,155
Lehman XS Trust (Ê)
Series 2005-5N Class 3A1A
5.620% due 11/25/35	861	863
Series 2005-9N Class 1A1
5.590% due 02/25/36	1,052	1,053
Series 2006-16N Class A4A
5.510% due 11/25/46	1,346	1,308
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
5.600% due 10/25/34	28	28
Series 2006-1 Class 2A1
5.400% due 02/25/36	777	777
Luminent Mortgage Trust
Series 2006-1 Class A1
5.560% due 04/25/36	392	393
Series 2006-6 Class A1 (Ê)
5.520% due 10/25/46	437	437
Mastr Adjustable Rate Mortgages Trust
Series 2005-6 Class 7A1
5.339% due 06/25/35	182	181
Series 2006-2 Class 4A1
4.991% due 02/25/36	1,052	1,041
Series 2006-OA2 Class 4A1A
5.879% due 12/25/46	910	910

Fixed Income III Fund	99

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-3 Class 22A1 (Ê)
5.430% due 05/25/47	735	735
Mastr Alternative Loans Trust
Series 2003-2 Class 6A1
6.000% due 03/25/33	521	515
Series 2003-4 Class B1
5.672% due 06/25/33	354	355
Series 2003-6 Class 3A1
8.000% due 09/25/33	28	28
Series 2003-9 Class 1A1
5.500% due 12/25/18	141	138
Series 2004-10 Class 5A6
5.750% due 09/25/34	410	409
Series 2005-3 Class 7A1
6.000% due 04/25/35	225	222
Mastr Asset Securitization Trust
Series 2003-7 Class 4A35 (Ê)
5.720% due 09/25/33	597	598
Series 2003-11 Class 6A8
5.820% due 12/25/33	767	772
Series 2004-4 Class 2A2 (Ê)
5.770% due 04/25/34	227	227
Mastr Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A5
8.000% due 08/25/34	203	215
Series 2005-2 Class 1A4
8.000% due 05/25/35	233	237
Mastr Specialized Loan Trust (Þ)
Series 2005-2 Class A2
5.006% due 07/25/35	135	117
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1
5.800% due 06/15/30	284	285
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2005-A6 Class 2A1
5.440% due 08/25/35	68	68
Merrill Lynch Mortgage Trust
Series 2002-MW1 Class J (Þ)
5.695% due 07/12/34	185	178
Series 2004-MKB Class A2
4.353% due 02/12/42	615	604
Series 2005-GGP Class E (Þ)
4.330% due 11/15/10	105	104
Series 2005-GGP Class F (Þ)
4.350% due 11/15/10	105	104
Series 2006-C1 Class A1
5.528% due 05/12/39	83	83

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 Class A4
5.378% due 08/12/48	450	440
MLCC Mortgage Investors, Inc.
Series 2004-HB1 Class A2
5.750% due 04/25/29	84	84
Morgan Stanley Capital I
Series 1999-FNV Class G
6.120% due 03/15/31	130	130
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	810	791
Series 2006-HQ8 Class A4
5.388% due 03/12/44	385	375
Series 2006-HQ9 Class A4
5.731% due 07/12/44	480	474
Series 2007-IQ1 Class A4
5.692% due 04/15/49	180	176
Morgan Stanley Dean Witter Capital I (Þ)
Series 2001-TOP Class E
7.332% due 02/15/33	100	105
Morgan Stanley Mortgage Loan Trust
Series 2006-2 Class 6A
6.500% due 02/25/36	600	604
Series 2006-11 Class 1A6
6.231% due 08/25/36	530	536
Series 2006-12X Class A6A
5.726% due 10/25/36	350	346
Nomura Asset Acceptance Corp.
Series 2005-WF1 Class 2A2
4.786% due 03/25/35	415	405
Series 2006-AF1 Class 1A2
6.159% due 05/25/36	465	469
Prime Mortgage Trust
Series 2004-CL1 Class 1A1
6.000% due 02/25/34	65	65
Series 2004-CL1 Class 1A2 (Ê)
5.720% due 02/25/34	43	44
Series 2004-CL1 Class 2A2 (Ê)
5.720% due 02/25/19	20	20
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6
5.920% due 04/25/34	120	121
Series 2004-QS8 Class A4
5.720% due 06/25/34	580	582
Series 2005-QA1 Class A41
5.681% due 09/25/35	181	181

100	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-QA8 Class NB3
5.492% due 07/25/35	421	419
Series 2006-QH1 Class A1
5.510% due 12/25/36	666	667
Series 2006-QO1 Class 1A1
5.580% due 02/25/46	191	191
Series 2006-QO1 Class 2A1
5.590% due 02/25/46	198	199
Series 2006-QO1 Class A1
5.480% due 01/25/37	868	867
Series 2006-QO6 Class A2 (Ê)
5.550% due 06/25/46	674	673
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	1,070	1,073
Series 2007-QH1 Class A1
5.480% due 02/25/37	813	813
Series 2007-QH2 Class A1
5.460% due 02/25/37	884	884
Series 2007-QO3 Class A1
5.480% due 02/25/47	1,120	1,118
Series 2007-QO3 Class SB
Interest Only STRIP
2.557% due 03/25/47	95	5
Series 2007-QO4 Class A1 (Ê)
5.520% due 06/25/37	1,779	1,779
Series 2007-QO4 Class SB (Þ)
Principal Only STRIP
Zero coupon due 05/25/47	107	5
Residential Asset Mortgage Products, Inc.
Series 2004-SL1 Class A3
7.000% due 11/25/31	35	35
Series 2004-SL4 Class A3
6.500% due 07/25/32	125	127
Residential Asset Securities Corp.
Series 2003-KS4 Class AIIB
5.900% due 06/25/33	119	120
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
5.770% due 02/25/34	666	669
Series 2007-A5 Class 2A3
6.000% due 05/25/37	338	339
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
5.770% due 11/25/18	358	360
Series 2003-S14 Class A5
5.720% due 07/25/18	703	706

	Principal Amount ($) or Shares	Market Value $
Series 2003-S20 Class 1A7 (Ê)
5.820% due 12/25/33	189	189
Series 2006-SA3 Class 3A1
6.043% due 09/25/36	429	433
Series 2006-SA4 Class 2A1
6.124% due 11/25/36	1,351	1,369
Sequoia Mortgage Trust
Series 2004-3 Class A
5.571% due 04/20/34	610	610
Small Business Administration Participation Certificates
Series 2005-20G Class 1
4.750% due 07/01/25	1,406	1,342
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 Class 5A
5.500% due 12/25/34	158	157
Series 2005-22 Class 4A2
5.374% due 12/25/35	53	52
Series 2006-1 Class 5A2
5.250% due 02/25/36	1,000	998
Series 2006-5 Class 5A4
5.559% due 06/25/36	110	108
Structured Asset Mortgage Investments, Inc.
Series 2006-AR1 Class 2A1 (Ê)
5.550% due 02/25/36	1,271	1,273
Series 2006-AR2 Class A2
5.630% due 02/25/36	409	411
Series 2006-AR3 Class 3A1
5.510% due 02/25/36	242	242
Series 2006-AR3 Class 11A2
5.590% due 04/25/36	650	650
Series 2006-AR8 Class A1A (Ê)
5.520% due 10/25/36	1,685	1,681
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.949% due 11/25/32	29	30
Series 2004-12H Class 1A
6.000% due 05/25/34	123	121
Series 2004-21X Class 1A3
4.440% due 12/25/34	1,053	1,043
Series 2005-6 Class B2
5.345% due 05/25/35	97	89
Series 2007-OSI Class A2 (Ê)
5.410% due 06/25/37	725	724
Thornburg Mortgage Securities Trust
Series 2003-2 Class A1
5.660% due 04/25/43	532	532

Fixed Income III Fund	101

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-5 Class A1 (Ê)
5.440% due 08/25/36	2,032	2,030
Series 2006-6 Class A1
5.430% due 12/25/36	334	333
Tobacco Settlement Authority of Iowa
6.500% due 06/01/23	95	94
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	895	874
Series 2005-C20 Class A4
5.285% due 07/15/42	1,000	994
Series 2005-C21 Class A4
5.210% due 10/15/44	1,500	1,451
Series 2006-C28 Class A2
5.500% due 10/15/48	510	507
Series 2006-WL7 Class A1 (Ê)(Þ)
5.410% due 09/15/21	2,152	2,150
Series 2007-WHL Class A1 (Ê)(Þ)
5.400% due 06/15/20	800	800
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	220	213
Series 2006-2 Class 2CB
6.500% due 03/25/36	268	270
Series 2006-5 Class 2CB3
6.000% due 07/25/36	446	450
Series 2006-AR2 Class A1A
5.962% due 04/25/46	508	509
Series 2006-AR5 Class 3A (Ê)
5.962% due 07/25/46	307	308
Series 2006-AR6 Class 3A (Ê)
5.510% due 07/25/46	256	257
Series 2006-AR7 Class A1A (Ê)
5.947% due 09/25/46	207	208
Series 2006-AR8 Class 2A (Ê)
5.872% due 10/25/46	867	872
Series 2006-AR9 Class 2A (Ê)
5.869% due 11/25/46	938	938
Washington Mutual Mortgage Pass Through Certificates (Ê)
Series 2005-AR1 Class A1B3
5.670% due 12/25/45	359	360
Series 2007-HY4 Class 1A1
5.565% due 04/25/37	452	448
Series 2007-OA6 Class CA1B
5.550% due 07/25/47	1,307	1,307

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Mortgage Pass-Through Certificates
Series 2003-S9 Class A2
5.870% due 10/25/33	639	642
Series 2004-AR1 Class X
Interest Only STRIP
0.547% due 07/25/44	136	2
0.376% due 10/25/44	222	4
Series 2004-CB3 Class 1A
6.000% due 10/25/34	85	84
Series 2004-CB3 Class 4A
6.000% due 10/25/19	208	208
Series 2005-AR1 Class 1A1
4.835% due 10/25/35	510	504
Series 2005-AR1 Class A1A1
5.610% due 10/25/45	527	527
5.590% due 12/25/45 (Ê)	546	547
Series 2005-AR1 Class A1B1
5.610% due 08/25/45	53	53
5.580% due 10/25/45	119	120
5.570% due 11/25/45	152	152
5.570% due 12/25/45	142	142
Series 2005-AR6 Class B3 (Ê)
5.980% due 04/25/45	383	382
Series 2005-AR8 Class 2A1A (Ê)
5.610% due 07/25/45	554	555
Series 2005-AR8 Class 2AB3
5.680% due 07/25/45	214	214
Series 2006-AR1 Class 1A4
5.649% due 11/25/36	548	549
Series 2006-AR1 Class 3A1A (Ê)
5.942% due 09/25/46	922	927
Series 2006-AR2 Class 1A1
5.317% due 03/25/37	1,687	1,676
Series 2006-AR4 Class 1A1B
5.962% due 05/25/46	458	459
Series 2006-AR7 Class 1A (Ê)
6.009% due 07/25/46	459	460
Series 2006-AR8 Class 1A5
5.897% due 08/25/46	82	83
Series 2006-AR8 Class 2A3 (Ê)
6.134% due 08/25/46	55	55
Series 2007-HY1 Class 1A1
5.720% due 02/25/37	1,415	1,419
Series 2007-HY3 Class 4A1
5.353% due 03/25/37	3,583	3,568
Series 2007-HY3 Class 4B1
5.343% due 03/25/37	300	293

102	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-OA2 Class 1A
5.722% due 03/25/47	905	904
Washington Mutual, Inc.
Series 2006-AR1 Class 1A1
5.951% due 09/25/36	447	449
Wells Fargo Mortgage Backed Securities Trust
Series 2004-T Class A1 (Ê)
5.291% due 09/25/34	131	132
Series 2005-12 Class 1A7
5.500% due 11/25/35	487	464
Series 2005-14 Class 2A1
5.500% due 12/25/35	955	914
Series 2005-17 Class 1A1
5.500% due 01/25/36	615	589
Series 2005-17 Class 1A2
5.500% due 01/25/36	384	365
Series 2005-18 Class 1A1
5.500% due 01/25/36	1,342	1,284
Series 2006-1 Class A3
5.000% due 03/25/21	329	318
Series 2006-2 Class 2A3
5.500% due 03/25/36	869	863
Series 2006-2 Class 3A1
5.750% due 03/25/36	495	482
Series 2006-4 Class 1A8
5.750% due 04/25/36	261	262
Series 2006-4 Class 2A3
5.750% due 04/25/36	205	202
Series 2006-AR1 Class 1A2 (Ê)
6.027% due 09/25/36	257	259
Series 2006-AR1 Class 2A4
6.094% due 10/25/36	359	362
Series 2006-AR1 Class 5A1 (Ê)
5.599% due 07/25/36	415	415
Series 2006-AR1 Class A1
5.730% due 12/25/36	221	220
Series 2006-AR1 Class A7
5.518% due 08/25/36	505	499
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	589	584
Series 2006-AR4 Class 1A1
5.862% due 04/25/36	604	597
Series 2006-AR4 Class 2A1
5.777% due 04/25/36	874	875
Series 2006-AR5 Class 2A1
5.531% due 04/25/36	350	351
Series 2006-AR6 Class 7A1
5.115% due 03/25/36	1,000	984

	Principal Amount ($) or Shares	Market Value $
Series 2007-10 Class 2A5
6.250% due 07/25/37	498	502
Zuni Mortgage Loan Trust (Ê)
Series 2006-OA1 Class A1
5.450% due 08/25/36	366	366

		576,481

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue Bonds weekly demand
6.375% due 06/01/32	800	865
California State University Revenue Bonds, weekly demand (m)
5.000% due 11/01/30	140	145
City of Colorado Springs Colorado Revenue Bonds weekly demand
5.000% due 11/15/33	200	205
New Jersey Economic Development Authority Revenue Bonds weekly demand
5.750% due 06/15/34	235	250
New York State Urban Development Corp. Revenue Bonds, weekly demand (m)
5.250% due 03/15/34	180	190
State of California General Obligation Unlimited
5.000% due 02/01/33	75	77
5.000% due 02/01/33 (æ)	25	27
State of Illinois General Obligation Unlimited
5.100% due 06/01/33	150	138
State of Oregon General Obligation Unlimited
5.892% due 06/01/27	175	178
State of Texas General Obligation Unlimited, weekly demand
4.750% due 04/01/35	250	249
Tobacco Settlement Finance Authority of West Virginia, Revenue Bonds
7.467% due 06/01/47	710	714
West Virginia Economic Development Authority Revenue Bonds (m)
5.370% due 07/01/20	65	64

		3,102

Fixed Income III Fund	103

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Non-US Bonds - 1.0%
Arab Republic of Egypt (Þ)
8.750% due 07/18/12	EGP	6,170	1,091
Argentina Bonos Series $ V
10.500% due 06/12/12	ARS	1,995	543
Argentina Government International Bond Series dis
5.830% due 12/31/33	ARS	2,310	930
Bombardier, Inc. (Å)
7.250% due 11/15/16	EUR	125	170
Colombia Government International Bond
12.000% due 10/22/15	COP	426,000	257
European Investment Bank
2.150% due 01/18/27	JPY	96,500	794
Federative Republic of Brazil
12.500% due 01/05/22	BRL	525	334
10.250% due 01/10/28	BRL	5,800	3,217
Ineos Group Holdings PLC Series REGS
7.875% due 02/15/16	EUR	250	299
Mexican Bonos
Series M 10
8.000% due 12/17/15	MXN	1,598	148
Series M 20
10.000% due 12/05/24	MXN	6,650	738
Series MI10
9.500% due 12/18/14	MXN	3,400	340
Norway Government Bond
6.500% due 05/15/13	NOK	3,631	668
Province of Quebec Canada
5.000% due 12/01/15	CAD	950	895
Quebec Residual Zero coupon STRIP due 12/01/36	CAD	880	192
Republic of Colombia
9.850% due 06/28/27	COP	2,217,000	1,186
Santa Fe de Bogota DC (Þ)
9.750% due 07/26/28	COP	864,000	454
TELUS Corp.
4.950% due 03/15/17	CAD	195	164
United Kingdom Gilt
8.000% due 09/27/13	GBP	514	1,186

			13,606

United States Government Agencies - 0.9%
Federal Home Loan Bank
Series 577 (Ñ)
4.500% due 09/26/08		5,500	5,468

	Principal Amount ($) or Shares	Market Value $
Federal Home Loan Bank System
5.375% due 08/19/11 (Ñ)	240	243
5.310% due 12/28/12	1,800	1,813
Financing Corp. Principal Only STRIP
Series 1
Zero coupon due 05/11/16	130	83
Series 2P
Zero coupon due 11/30/17	105	62
Series 3P
Zero coupon due 11/30/17	275	162
Series 5P
Zero coupon due 02/08/18	115	67
Series 6P
Zero coupon due 08/03/18	530	300
Series 8P
Zero coupon due 08/03/18	1,030	584
Series 9P
Zero coupon due 10/06/17	495	295
Series 10P
Zero coupon due 11/30/17	840	495
Series 12P
Zero coupon due 12/06/18	445	247
Series 13
Zero coupon due 12/27/16	450	278
Series 13P
Zero coupon due 12/27/18	1,195	662
Series 15P
Zero coupon due 03/07/19	90	49
Series 16P
Zero coupon due 04/05/19	475	259
Series 19
Zero coupon due 06/06/16	380	242
Series C-P
Zero coupon due 11/30/17	570	336
Series E-P
Zero coupon due 11/02/18	240	134

		11,779

United States Government Treasuries - 10.3%
United States Treasury Inflation Indexed Bonds
2.375% due 04/15/11	639	635
3.375% due 01/15/12 (Ñ)	1,715	1,781
3.000% due 07/15/12 (Ñ)	798	819
2.000% due 01/15/14 (Ñ)	2,250	2,186
2.000% due 07/15/14 (Ñ)	4,169	4,050
2.375% due 01/15/17	1,330	1,319
2.625% due 07/15/17 (Ñ)	900	915

104	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.375% due 01/15/25 (Ñ)	2,757	2,725
2.000% due 01/15/26	576	537
2.375% due 01/15/27	2,680	2,654
3.625% due 04/15/28 (Ñ)	257	307
United States Treasury Notes
4.750% due 12/31/08	8,730	8,737
4.875% due 01/31/09	10,000	10,028
4.500% due 03/31/09	5,000	4,988
4.750% due 07/31/09	5,860	5,867
4.750% due 02/15/10	3,000	3,014
4.375% due 12/15/10	16,680	16,588
4.500% due 02/28/11	660	659
5.125% due 06/30/11 (Ñ)	350	357
4.750% due 01/31/12	13,200	13,287
4.875% due 07/31/12	375	375
Principal Only STRIP
Zero coupon due 11/15/13	555	414
4.250% due 08/15/15	3,250	3,139
4.875% due 08/15/16 (Ñ)	18,600	18,713
8.125% due 08/15/19 (Ñ)	4,950	6,377
Principal Only STRIP
Zero coupon due 11/15/21 (Ñ)	1,745	846
7.625% due 02/15/25	1,450	1,887
6.000% due 02/15/26 (Ñ)	6,300	7,039
6.625% due 02/15/27	5,000	5,997
6.375% due 08/15/27 (Ñ)	745	872
6.125% due 08/15/29 (Ñ)	4,810	5,536
4.500% due 02/15/36	3,550	3,319
4.750% due 02/15/37	2,800	2,726
United States Treasury Principal Principal Only STRIP
Zero coupon due 08/15/26	2,400	922
Zero coupon due 11/15/26	2,000	760
Zero coupon due 05/15/30	2,600	840

		141,215

Total Long-Term Investments
(cost $1,149,309)		1,143,437

Common Stocks - 0.6%
Financial Services - 0.6%
Emerging Market Local Currency Fund	434,458	5,226
Pacific Investment Management Co. Series High Yield Portfolio Institutional	401,793	3,254

		8,480

Total Common Stocks
(cost $9,555)		8,480

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.2%
Financial Services - 0.2%
Deutsche Bank Contingent Capital Trust II (Æ)	26,950	657
DG Funding Trust (Å)	118	1,242
Harborview NIM Corp. (Æ)	5,071	266
Mills Corp. (The) (Æ)	32,450	859

		3,024

Producer Durables - 0.0%
Nexen, Inc. (Æ)	4,055	101

Total Preferred Stocks
(cost $2,026)		3,125

	Notional Amount $
Options Purchased - 0.1% (Number of Contracts)
Euro-Bund Futures
Sep 2008 92.50 Put (225)	52,031	2

Eurodollar Futures
Sep 2007 90.50 Put (276)	62,445	2
Sep 2007 91.00 Put (15)	3,413	—
Sep 2007 91.25 Put (94)	21,444	1
Sep 2007 91.75 Put (87)	19,956	1
Dec 2007 91.25 Put (152)	34,675	1
Mar 2008 91.75 Put (240)	55,050	2
Mar 2008 92.25 Put (91)	20,987	1
Mar 2008 92.50 Put (5)	1,156	—
Mar 2008 92.75 Put (112)	25,970	1
Jun 2008 92.50 Put (112)	25,900	1
Jun 2008 92.75 Put (172)	39,883	1
Sep 2008 92.25 Put (176)	40,590	1

Mortgage-Backed Securities
Fannie Mae TBA
Oct 2007 87.38 Put (6,500)	21,000	2

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD
4.70%
Aug 2007 0.00 Call (1)	6,000	—

Fixed Income III Fund	105

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

USD Three Month LIBOR/USD
4.80%
Aug 2007 0.00 Call (1)	5,000	—
USD Three Month LIBOR/USD
4.90%
Aug 2007 0.00 Call 2)	15,000	1
USD Three Month LIBOR/USD
5.00%
Aug 2007 0.00 Call (1)	16,000	—
USD Three Month LIBOR/USD
5.25%
Aug 2007 0.00 Call (1)	4,000	12
USD Three Month LIBOR/USD
4.90%
Oct 2007 0.00 Call (1)	7,000	16
USD Three Month LIBOR/USD
4.75%
Feb 2008 0.00 Call (1)	5,000	7
USD Three Month LIBOR/USD
5.00%
Feb 2008 0.00 Call (1)	15,900	74
USD Three Month LIBOR/USD
4.75%
Mar 2008 0.00 Call (2)	36,000	131
USD Three Month LIBOR/USD
4.75%
Sep 2008 0.00 Call (3)	32,200	154
USD Three Month LIBOR/USD
4.75%
Dec 2008 0.00 Call (1)	12,400	63
USD Three Month LIBOR/USD
5.00%
Dec 2008 0.00 Call (1)	34,800	232

Total Options Purchased
(cost $749)		706

	Principal Amount ($) or Shares

Short-Term Investments - 28.0%
Aig-Fp Matched Funding (Ê)(Þ)
5.360% due 06/16/08	400	401
American Express Centurion Bank (Ê)
Series bknt
5.320% due 05/07/08	400	400

	Principal Amount ($) or Shares	Market Value $
Avista Corp.
9.750% due 06/01/08	220	227
AXA Financial, Inc.
6.500% due 04/01/08	105	106
Bank of America Corp.
5.250% due 10/05/07	4,700	4,615
Bank of Montreal Zero coupon due 08/15/07	5,000	4,990
Barclays US Funding Corp.
5.260% due 10/09/07	10,300	10,258
BNP Paribas
5.262% due 05/28/08	300	300
Caterpillar Financial Services Corp.
Series MTNF
5.430% due 08/20/07 (Ê)	155	155
3.625% due 11/15/07	60	60
CIT Group, Inc.
3.650% due 11/23/07	90	89
Citigroup Funding, Inc.
Zero coupon due 11/15/07	1,050	1,136
Citigroup Global Markets Deutschland for Tyumen Oil Co.
Series REGS
11.000% due 11/06/07	610	617
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNM
5.400% due 03/07/08	700	700
Citigroup, Inc.
3.500% due 02/01/08	830	823
Clorox Co. (Ê)
5.485% due 12/14/07	225	225
Countrywide Home Loans, Inc.
3.250% due 05/21/08	215	211
CSC Holdings, Inc.
7.250% due 07/15/08	250	250
Dexia Delaware LLC Zero coupon due 08/08/07	5,000	4,995
Dominion Resources, Inc.
Series A
5.687% due 05/15/08	305	305
Dresdner Bank AG Zero coupon due 01/24/08	760	740
Entergy Gulf States, Inc.
3.600% due 06/01/08	80	79
Erac USA Finance Co. (Þ)
7.350% due 06/15/08	650	658
Fannie Mae
4.200% due 03/24/08	3,500	3,475

106	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Bank Discount Notes
4.800% due 05/02/08 (Ñ)	5,800	5,783
Series IY08
3.400% due 03/18/08	2,000	1,977
FedEx Corp. (Ê)
5.436% due 08/08/07	400	400
Fortis Bank
5.265% due 06/30/08	900	900
Freddie Mac
3.450% due 03/12/08	2,000	1,978
Series * (Ñ)
2.750% due 03/15/08	280	276
Goldman Sachs Group, Inc. (The) (Ê)
Series MTNB
5.460% due 07/29/08	100	100
Greater Bay Bancorp
Series B
5.250% due 03/31/08	300	299
HBOS Treasury Services PLC Zero coupon due 08/14/07	5,000	4,990
International Lease Finance Corp.
3.750% due 08/01/07	35	35
John Deere Capital Corp. (Ê)
5.410% due 04/15/08	400	400
JPMorgan Chase Bank/London
Series EMtN
Zero coupon due 04/24/08	EGP 3,690	619
Mandalay Resort Group
Series B
10.250% due 08/01/07	945	945
MBNA Corp. (Ê)
Series MTNF
5.786% due 05/05/08	255	256
Merrill Lynch & Co., Inc. (Ê)
Series MTNC
5.430% due 06/16/08	1,100	1,099
Mirage Resorts, Inc.
6.750% due 08/01/07	205	205
Natixis
5.230% due 08/29/07	6,500	6,465
Nordea Bank Finland PLC
5.298% due 05/28/08	300	300
Oneok, Inc.
5.510% due 02/16/08	415	415
Plantinum Underwriters Financial, Inc.
Series B
6.371% due 11/16/07	135	135

	Principal Amount ($) or Shares	Market Value $
Popular NA, Inc.
4.250% due 04/01/08	20	20
Pricoa Global Funding I (Ê)(Þ)
5.440% due 01/25/08	700	700
PSEG Energy Holdings LLC (Ñ)
8.625% due 02/15/08	43	43
Residential Capital LLC
5.860% due 06/09/08	525	504
Royal Bank of Canada
5.265% due 06/30/08	900	900
Royal Bank of Scotland
5.290% due 03/26/08	300	300
Russell Investment Company Money Market Fund	284,094,000	284,094
Santander US Debt SA Universal (Ê)(Þ)
5.370% due 09/21/07	900	900
Societe Generale NA (ž)
5.225% due 10/09/07	5,700	5,596
5.225% due 11/13/07	2,600	2,554
Total SA (ž)(ç)
5.350% due 08/01/07	6,200	6,200
Travelers Cos., Inc. (The)
5.010% due 08/16/07	210	210
UBS Financial Del LLC (ž)
5.245% due 10/10/07	6,600	6,565
Unicredito Italiano NY
Series YCD
5.346% due 05/06/08	1,100	1,100
5.360% due 05/29/08	500	500
Union Pacific Corp.
6.625% due 02/01/08	90	90
Series MTNE
6.790% due 11/09/07	35	35
United States Treasury Bills (ç)(ž)(§)
4.692% due 08/16/07	200	200
4.715% due 08/16/07	20	20
4.724% due 08/16/07	120	120
4.729% due 08/16/07	480	479
4.739% due 08/16/07	30	30
4.744% due 08/16/07	355	354
4.755% due 08/16/07	10	10
4.765% due 08/16/07	160	160
4.812% due 08/16/07	75	75
4.681% due 08/30/07	500	498
4.552% due 09/13/07	60	60
4.555% due 09/13/07	40	40
4.576% due 09/13/07	50	50
4.630% due 09/13/07	500	497

Fixed Income III Fund	107

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.766% due 09/13/07	1,010	1,004
4.771% due 09/13/07	220	219
4.665% due 09/27/07	700	695
5.036% due 01/10/08	250	244
Wachovia Bank NA (Ê)(Ñ)
Series BKNT
5.350% due 06/27/08	400	400
Wal-Mart Stores, Inc.
5.260% due 06/16/08	1,000	999
WellPoint, Inc.
3.750% due 12/14/07	90	89
Westpac Banking Corp.
Series DPNT 5.280% due 06/06/08	300	300
Westpactrust Securities NZ Ltd.
5.180% due 11/26/07	3,600	3,590
Wisconsin Electric Power Co.
3.500% due 12/01/07	65	65

Total Short-Term Investments
(cost $386,068)		383,901

Other Securities - 12.7%
Russell Investment Company Money Market Fund (×)	29,685,682	29,686
State Street Securities Lending Quality Trust (×)	144,125,639	144,126

Total Other Securities
(cost $173,812)		173,812

Total Investments - 125.0%
(identified cost $1,721,519)		1,713,461

Other Assets and Liabilities, Net - (25.0%)		(342,440)

Net Assets - 100.0%		1,371,021

See accompanying notes which are an integral part of the financial statements.

108	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures
expiration date 03/08 (4)	1,306	(10)
expiration date 06/08 (2)	653	(4)
expiration date 09/08 (11)	3,591	1
expiration date 12/08 (8)	2,612	—
expiration date 03/09 (3)	980	1
expiration date 06/09 (4)	1,306	1
Euro-Bund Futures (Germany)
expiration date 09/07 (47)	7,254	44
Eurodollar Futures (CME)
expiration date 09/07 (100)	23,681	24
expiration date 03/08 (711)	168,969	(278)
expiration date 06/08 (751)	178,635	(219)
expiration date 09/08 (271)	64,474	215
expiration date 12/08 (365)	86,820	296
expiration date 03/09 (11)	2,615	(3)
expiration date 06/09 (41)	9,741	50
expiration date 09/09 (40)	9,495	45
expiration date 12/09 (40)	9,487	40
expiration date 03/10 (40)	9,480	36
Euroyen Futures
expiration date 12/07 (27)	5,645	3
Japanese 10 Year Bond (Japan)
expiration date 09/07 (20)	22,366	153
LIBOR Futures
expiration date 03/08 (6)	1,429	(14)
expiration date 06/08 (7)	1,667	(10)
expiration date 09/08 (13)	3,097	(14)
expiration date 12/08 (4)	953	1
expiration date 03/09 (2)	477	1
United States Treasury 2 Year Notes
expiration date 09/07 (390)	79,926	388
United States Treasury 5 Year Notes
expiration date 09/07 (1,396)	47,234	1,295
United States Treasury 10 Year Notes
expiration date 09/07 (281)	30,186	323
United States Treasury Bonds
expiration date 09/07 (218)	23,993	391

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Short Positions
Euro-Bobl Futures (Germany)
expiration date 09/07 (65)	9,526	(85)
Eurodollar Futures (CME)
expiration date 12/07 (13)	3,084	6
Long Gilt Bond (UK)
expiration date 09/07 (6)	1,287	(10)
United States Treasury 10 Year Notes
expiration date 09/07 (1,111)	119,345	(1,018)
United States Treasury Bonds
expiration date 09/07 (41)	4,513	(85)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		1,564

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	109

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount $	Market Value $

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 4.850%
Aug 2007 0.00 Call (1)	1,000	—
USD Three Month LIBOR/USD 4.900%
Aug 2007 0.00 Call (3)	7,000	—
USD Three Month LIBOR/USD 5.000%
Aug 2007 0.00 Call (1)	1,000	—
USD Three Month LIBOR/USD 5.570%
Aug 2007 0.00 Call (1)	1,000	(7)
USD Three Month LIBOR/USD 5.010%
Oct 2007 0.00 Call (1)	3,000	(10)
USD Three Month LIBOR/USD 4.900%
Feb 2008 0.00 Call (1)	1,000	(5)
USD Three Month LIBOR/USD 5.100%
Feb 2008 0.00 Call (1)	7,000	(53)
USD Three Month LIBOR/USD 4.900%
Mar 2008 0.00 Call (2)	11,400	(70)
USD Three Month LIBOR/USD 4.950%
Mar 2008 0.00 Call (1)	4,000	(27)
USD Three Month LIBOR/USD 4.950%
Sep 2008 0.00 Call (3)	13,800	(129)
USD Three Month LIBOR/USD 5.000%
Dec 2008 0.00 Call (1)	4,200	(51)
USD Three Month LIBOR/USD 5.200%
Dec 2008 0.00 Call (1)	11,600	(182)

United States Treasury Bonds
Aug 2007 109.00 Call (169)	18,421	(246)
Aug 2007 110.00 Call (81)	8,910	(73)
Aug 2007 111.00 Call (63)	6,993	(33)
Aug 2007 112.00 Call (42)	4,704	(12)
Aug 2007 106.00 Put (126)	13,356	(8)
Aug 2007 107.00 Put (204)	21,828	(22)
Aug 2007 108.00 Put (106)	11,448	(26)
Aug 2007 109.00 Put (140)	15,260	(68)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes 2 Year Futures
Aug 2007 103.00 Call (81)	16,686	(13)

United States Treasury Notes 10 Year Futures
Aug 2007 106.00 Call (42)	4,452	(58)
Aug 2007 108.00 Call (42)	4,536	(16)
Aug 2007 103.00 Put (18)	1,854	—
Aug 2007 106.00 Put (254)	26,924	(52)

Total Liability for Options Written Premiums Paid (Received) - ($1,240)		(1,161)

See accompanying notes which are an integral part of the financial statements.

110	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	443	AUD	516	08/09/07	(4)
USD	20	AUD	24	08/31/07	—
USD	39	AUD	45	08/31/07	—
USD	121	AUD	145	08/31/07	2
USD	514	AUD	590	08/31/07	(11)
USD	580	AUD	695	08/31/07	11
USD	1,736	AUD	2,040	09/19/07	—
USD	1,740	AUD	2,028	09/19/07	(14)
USD	3,057	AUD	3,621	09/19/07	23
USD	4,422	AUD	5,256	09/19/07	50
USD	340	BRL	701	08/02/07	32
USD	412	BRL	782	08/02/07	3
USD	418	BRL	794	08/02/07	3
USD	421	BRL	794	08/02/07	1
USD	820	BRL	1,528	08/02/07	(9)
USD	1,187	BRL	2,215	08/02/07	(12)
USD	672	BRL	1,265	08/24/07	(3)
USD	158	BRL	311	10/02/07	6
USD	256	BRL	484	10/02/07	(1)
USD	260	BRL	502	10/02/07	4
USD	287	BRL	565	10/02/07	10
USD	350	BRL	663	10/02/07	(1)
USD	1,410	BRL	2,709	10/02/07	15
USD	372	BRL	701	11/05/07	(5)
USD	230	CAD	242	08/09/07	(4)
USD	344	CAD	368	08/09/07	1
USD	371	CAD	385	08/31/07	(10)
USD	508	CAD	540	08/31/07	(2)
USD	715	CAD	755	08/31/07	(7)
USD	1,134	CAD	1,185	08/31/07	(22)
USD	1,181	CAD	1,251	09/19/07	(6)
USD	1,737	CAD	1,835	09/19/07	(15)
USD	2,868	CAD	3,029	09/19/07	(25)
USD	2,872	CAD	3,029	09/19/07	(29)
USD	1,663	CHF	2,032	09/19/07	34
USD	1,737	CHF	2,080	09/19/07	—
USD	3,471	CHF	4,165	09/19/07	8
USD	3,477	CHF	4,164	09/19/07	1
USD	13	EUR	9	08/01/07	—
USD	301	EUR	220	08/01/07	—
USD	1,214	EUR	876	08/23/07	(13)
USD	110	EUR	80	08/31/07	(1)
USD	248	EUR	180	08/31/07	(2)
USD	262	EUR	190	08/31/07	(2)
USD	328	EUR	240	08/31/07	1
USD	371	EUR	270	08/31/07	(2)
USD	491	EUR	365	08/31/07	8

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	498	EUR	370	08/31/07	9
USD	498	EUR	365	08/31/07	2
USD	551	EUR	400	08/31/07	(4)
USD	601	EUR	445	08/31/07	9
USD	724	EUR	535	08/31/07	9
USD	757	EUR	558	08/31/07	7
USD	2,032	EUR	1,472	09/06/07	(16)
USD	1,663	EUR	1,234	09/19/07	28
USD	1,737	EUR	1,260	09/19/07	(10)
USD	3,324	EUR	2,476	09/19/07	69
USD	425	GBP	213	08/09/07	7
USD	379	GBP	191	08/14/07	10
USD	704	GBP	357	08/14/07	22
USD	383	GBP	190	08/31/07	3
USD	1,739	GBP	850	09/19/07	(14)
USD	1,740	GBP	865	09/19/07	15
USD	2,328	GBP	1,172	09/19/07	51
USD	60	INR	2,456	10/03/07	1
USD	99	INR	4,076	10/03/07	2
USD	43	JPY	5,201	08/31/07	1
USD	320	JPY	39,340	08/31/07	13
USD	350	JPY	42,400	08/31/07	9
USD	357	JPY	42,980	08/31/07	7
USD	373	JPY	44,655	08/31/07	6
USD	430	JPY	52,580	08/31/07	16
USD	440	JPY	53,329	08/31/07	12
USD	508	JPY	61,550	08/31/07	14
USD	714	JPY	85,845	08/31/07	13
USD	1,426	JPY	171,235	08/31/07	26
USD	5,810	JPY	685,516	08/31/07	2
USD	1,728	JPY	208,000	09/06/07	37
USD	1,663	JPY	202,806	09/19/07	60
USD	1,736	JPY	204,661	09/19/07	3
USD	1,737	JPY	205,480	09/19/07	9
USD	1,737	JPY	207,750	09/19/07	28
USD	2,881	JPY	346,460	09/19/07	63
USD	3,325	JPY	403,218	09/19/07	101
USD	384	JPY	46,317	10/25/07	11
USD	350	KRW	321,913	08/27/07	1
USD	140	KRW	129,486	09/21/07	1
USD	207	KRW	189,144	09/27/07	—
USD	260	KRW	238,056	09/27/07	(1)
USD	337	KRW	308,664	09/27/07	(1)
USD	210	MXN	2,273	09/28/07	(4)
USD	264	MXN	2,908	09/28/07	—
USD	350	MXN	3,848	09/28/07	(1)
USD	150	MYR	511	11/07/07	(1)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	111

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	172	NOK	1,027	08/31/07	4
USD	2,490	NOK	14,523	08/31/07	3
USD	1,737	NOK	10,037	09/19/07	(14)
USD	1,738	NOK	10,027	09/19/07	(17)
USD	899	NZD	1,199	09/19/07	11
USD	210	PLN	571	09/28/07	(4)
USD	277	PLN	794	09/28/07	10
USD	350	PLN	969	09/28/07	—
USD	351	PLN	968	09/28/07	(2)
USD	129	RUB	3,349	09/19/07	2
USD	129	RUB	3,351	09/19/07	2
USD	263	RUB	6,685	09/19/07	(1)
USD	350	RUB	8,932	09/19/07	—
USD	118	SEK	785	08/31/07	(2)
USD	260	SEK	1,745	08/31/07	(1)
USD	468	SEK	3,292	08/31/07	22
USD	622	SEK	4,335	08/31/07	23
USD	1,740	SEK	11,631	09/19/07	(10)
USD	11	SGD	17	08/07/07	—
USD	210	SGD	318	08/07/07	—
USD	260	SGD	395	08/07/07	1
USD	262	SGD	402	08/07/07	4
USD	28	SGD	42	10/03/07	—
USD	42	SGD	64	10/03/07	1
USD	140	SGD	212	10/03/07	1
USD	350	SGD	528	10/03/07	—
USD	755	SGD	1,132	10/03/07	(5)
AUD	110	USD	93	08/31/07	(1)
AUD	142	USD	124	08/31/07	4
AUD	142	USD	125	08/31/07	4
AUD	570	USD	479	08/31/07	(6)
AUD	670	USD	565	08/31/07	(5)
AUD	2,020	USD	1,737	09/19/07	18
AUD	3,935	USD	3,475	09/19/07	127
BRL	680	USD	364	08/02/07	3
BRL	701	USD	376	08/02/07	4
BRL	1,478	USD	752	08/02/07	(32)
BRL	3,955	USD	1,928	08/02/07	(172)
BRL	1,265	USD	676	08/24/07	7
BRL	782	USD	408	11/01/07	(2)
BRL	794	USD	414	11/01/07	(2)
BRL	794	USD	416	11/01/07	—
BRL	1,528	USD	811	11/01/07	11
CAD	69	EUR	48	08/31/07	—
CAD	69	EUR	48	08/31/07	1
CAD	390	USD	377	08/31/07	11
CAD	395	USD	379	08/31/07	9

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
CAD	500	USD	475	08/31/07	6
CAD	750	USD	716	08/31/07	12
CAD	1,142	USD	1,073	08/31/07	2
CAD	1,837	USD	1,737	09/19/07	13
CHF	5,223	EUR	3,188	09/19/07	(57)
CHF	5,223	EUR	3,188	09/19/07	63
CHF	2,089	USD	1,737	09/19/07	(8)
CHF	2,093	USD	1,738	09/19/07	(11)
CHF	3,175	USD	2,583	09/19/07	(68)
EUR	48	CAD	69	08/31/07	(1)
EUR	48	CAD	69	08/31/07	—
EUR	2,492	NOK	20,166	09/19/07	(40)
EUR	2,492	NOK	20,166	09/19/07	87
EUR	2,493	NOK	20,166	09/19/07	(49)
EUR	2,493	NOK	20,166	09/19/07	95
EUR	122	USD	169	08/23/07	2
EUR	220	USD	301	08/23/07	—
EUR	95	USD	131	08/27/07	1
EUR	180	USD	244	08/31/07	(3)
EUR	195	USD	263	08/31/07	(4)
EUR	235	USD	320	08/31/07	(2)
EUR	245	USD	330	08/31/07	(5)
EUR	250	USD	345	08/31/07	3
EUR	265	USD	363	08/31/07	—
EUR	315	USD	429	08/31/07	(3)
EUR	325	USD	439	08/31/07	(7)
EUR	350	USD	467	08/31/07	(12)
EUR	355	USD	487	08/31/07	1
EUR	365	USD	501	08/31/07	1
EUR	464	USD	621	08/31/07	(14)
EUR	595	USD	822	08/31/07	7
EUR	1,472	USD	1,992	09/06/07	(25)
EUR	1,233	USD	1,663	09/19/07	(27)
EUR	1,764	USD	2,361	09/19/07	(56)
EUR	2,536	USD	3,471	09/19/07	(4)
EUR	2,543	USD	3,479	09/19/07	(6)
GBP	357	USD	702	08/14/07	(23)
GBP	448	USD	881	08/14/07	(29)
GBP	591	USD	1,166	08/31/07	(33)
GBP	849	USD	1,670	09/19/07	(53)
JPY	9,540	USD	80	08/31/07	(1)
JPY	22,280	USD	182	08/31/07	(7)
JPY	31,245	USD	259	08/31/07	(6)
JPY	39,574	USD	335	08/31/07	—
JPY	43,351	USD	355	08/31/07	(13)
JPY	45,315	USD	374	08/31/07	(10)
JPY	51,740	USD	423	08/31/07	(15)

See accompanying notes which are an integral part of the financial statements.

112	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPY	56,125	USD	474	08/31/07	(2)
JPY	78,420	USD	649	08/31/07	(16)
JPY	208,000	USD	1,719	09/06/07	(46)
JPY	58,000	USD	491	09/17/07	(2)
JPY	210,596	USD	1,739	09/19/07	(50)
JPY	262,346	USD	2,182	09/19/07	(47)
JPY	421,964	USD	3,479	09/19/07	(106)
JPY	463,946	USD	3,873	09/19/07	(69)
NOK	10,068	EUR	1,241	09/19/07	(62)
NOK	10,068	EUR	1,241	09/19/07	34
NOK	705	USD	121	08/31/07	—
NOK	4,281	USD	710	08/31/07	(25)
NOK	9,980	USD	1,739	09/19/07	26
NZD	2,196	USD	1,662	09/19/07	(5)
NZD	2,232	USD	1,740	09/19/07	47
NZD	2,286	USD	1,736	09/19/07	1
SEK	2,270	USD	330	08/31/07	(7)
SEK	5,760	USD	822	09/11/07	(34)
SGD	1,132	USD	752	08/07/07	4

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(13)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	113

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

Bank of America CMBS AAA 10 Year Index	Bank of America	1,500	CMBS AAA 10 Year Index minus 0.050%	07/31/07	(26)
Bank of America CMBS AAA 10 Year Index	Bank of America	1,250	CMBS AAA 10 Year Index plus 0.100%	08/31/07	22
Bank of America CMBS AAA 10 Year Index	Bank of America	1,250	CMBS AAA 10 Year Index minus 0.030%	09/28/07	(22)
Bank of America CMBS AAA 10 Year Index	Bank of America	2,000	CMBS AAA 10 Year Index minus 0.100%	10/31/07	(35)
Bank of America CMBS AAA 10 Year Index	Bank of America	3,000	CMBS AAA 10 Year Index minus 0.100%	12/31/07	(46)
Bank of America CMBS AAA 10 Year Index	Bank of America	1,300	CMBS AAA 10 Year Index minus 0.080%	01/31/08	(23)
Deutsche Bank CMBS AAA 10 Year Index	Deutsche Bank	1,500	CMBS AAA 10 Year Index plus 0.100%	08/31/07	26
Deutsche Bank CMBS 10 Year Index	Deutsche Bank	2,000	CMBS AAA 10 Year Index	11/30/07	(35)
Goldman Sachs Turkish Overnight Index Tuibon	Citibank	160	Turkish Overnight Index Tuibon	07/17/08	—
Goldman Sachs Turkish Overnight Index Tuibon	Citibank	268	Turkish Overnight Index Tuibon plus 0.700%	01/20/11	(7)
Goldman Sachs Turkish Overnight Index Tuibon	Deutsche Bank	3,660	Turkish Overnight Index Tuibon plus 0.500%	03/07/12	22
Goldman Sachs Turkish Overnight Index Tuibon	Citibank	2,368	Turkish Overnight Index Tuibon plus 0.500%	03/07/12	24
JP Morgan CMBS AAA 10 Year Index	JP Morgan	1,250	CMBS AAA 10 Year Index plus 0.130%	08/31/07	22
JP Morgan CMBS AAA 10 Year Index	JP Morgan	4,000	CMBS AAA 10 Year Index plus 0.100%	10/31/07	(70)
Lehman Brothers CMBS Index - AAA	Goldman Sachs	2,665	3 Month USD LIBOR minus 0.050%	08/01/07	(74)
Salomon Smith Barney Turkish Overnight Index Tuibon	Salomon Smith Barney	2,554	Turkish Overnight Index Tuibon	11/27/08	(3)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(225)

See accompanying notes which are an integral part of the financial statements.

114	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	CAD	3,620	Three Month LIBOR	4.967%	05/31/10	6
Bank of America	CAD	2,270	4.955%	Three Month LIBOR	05/30/13	(17)
Bank of America	CAD	310	Three Month LIBOR	4.990%	05/30/38	13
Bank of America	USD	9,300	5.000%	Three Month LIBOR	12/19/09	(7)
Bank of America	USD	12,100	5.473%	Three Month LIBOR	06/14/11	114
Bank of America	USD	2,200	5.000%	Three Month LIBOR	12/19/12	(30)
Bank of America	USD	4,400	5.000%	Three Month LIBOR	12/19/12	(55)
Bank of America	USD	6,000	Three Month LIBOR	5.000%	12/19/12	72
Bank of America	USD	17,100	5.000%	Three Month LIBOR	12/19/12	(206)
Bank of America	USD	4,000	5.547%	Three Month LIBOR	06/14/16	23
Bank of America	USD	2,700	5.250%	Three Month LIBOR	12/19/22	(118)
Bank of America	USD	2,500	5.627%	Three Month LIBOR	06/16/36	(26)
Barclays Bank PLC	EUR	11,670	Six Month LIBOR	4.500%	12/19/09	50
Barclays Bank PLC	EUR	7,150	4.250%	Six Month LIBOR	07/20/16	(325)
Barclays Bank PLC	EUR	270	Six Month LIBOR	4.500%	12/19/17	7
Barclays Bank PLC	EUR	670	Six Month LIBOR	4.500%	12/19/17	18
Barclays Bank PLC	EUR	1,350	Six Month LIBOR	4.500%	12/19/17	36
Barclays Bank PLC	EUR	4,000	4.500%	Six Month LIBOR	12/19/17	(107)
Barclays Bank PLC	EUR	1,240	4.500%	Six Month LIBOR	12/19/37	(81)
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	(2)
Barclays Bank PLC	GBP	2,400	Six Month LIBOR	5.750%	12/19/12	63
Barclays Bank PLC	GBP	2,500	5.750%	Six Month LIBOR	12/19/12	(66)
Barclays Bank PLC	GBP	360	5.500%	Six Month LIBOR	12/19/17	(14)
Barclays Bank PLC	GBP	2,040	Six Month LIBOR	4.750%	12/19/37	203
Barclays Bank PLC	SEK	3,000	4.500%	Three Month LIBOR	12/19/17	(15)
Barclays Bank PLC	SEK	6,000	4.500%	Three Month LIBOR	12/19/17	(30)
Barclays Bank PLC	SEK	13,000	4.500%	Three Month LIBOR	12/19/17	(65)
Barclays Bank PLC	SEK	17,000	Three Month LIBOR	4.500%	12/19/17	91
Barclays Bank PLC	SEK	115,000	Three Month LIBOR	4.500%	12/19/17	616
Barclays Bank PLC	USD	8,700	5.000%	Three Month LIBOR	12/19/09	(7)
Barclays Bank PLC	USD	900	5.000%	Three Month LIBOR	12/19/12	(11)
Bear Stearns	USD	9,100	5.000%	Three Month LIBOR	12/19/12	(122)
Bear Stearns	USD	24,800	5.000%	Three Month LIBOR	12/19/14	(626)
Bear Stearns	USD	3,000	5.250%	Three Month LIBOR	12/19/37	(193)
BNP Paribas	EUR	900	2.090%	Consumer Price Index (France)	10/15/10	11
Citibank	EUR	930	Six Month LIBOR	4.500%	12/19/09	4
Citibank	EUR	11,680	Six Month LIBOR	4.500%	12/19/09	50
Citibank	EUR	1,250	4.500%	Six Month LIBOR	12/19/37	(82)
Citibank	GBP	2,410	5.750%	Six Month LIBOR	12/19/12	(64)
Citibank	GBP	2,500	Six Month LIBOR	5.750%	12/19/12	66
Citibank	JPY	2,673,000	Six Month LIBOR	1.800%	09/20/14	45
Citibank	JPY	255,000	Six Month LIBOR	1.750%	12/19/14	20
Citibank	JPY	1,487,000	Six Month LIBOR	1.750%	12/19/14	115
Citibank	JPY	660,000	2.000%	Six Month LIBOR	12/19/17	(59)
Citibank	USD	900	5.000%	Three Month LIBOR	12/19/12	(11)
Credit Suisse First Boston	EUR	11,680	Six Month LIBOR	4.500%	12/19/09	50

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	115

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Credit Suisse First Boston	EUR	35,960	4.500%	Six Month LIBOR	12/19/09	(154)
Credit Suisse First Boston	EUR	13,250	Six Month LIBOR	4.500%	12/19/12	143
Credit Suisse First Boston	EUR	260	Six Month LIBOR	4.500%	12/19/17	7
Credit Suisse First Boston	EUR	470	Six Month LIBOR	4.500%	12/19/17	13
Credit Suisse First Boston	EUR	490	Six Month LIBOR	4.500%	12/19/17	13
Credit Suisse First Boston	EUR	1,060	Six Month LIBOR	4.500%	12/19/17	28
Credit Suisse First Boston	EUR	4,100	Six Month LIBOR	4.500%	12/19/17	109
Credit Suisse First Boston	EUR	4,110	Six Month LIBOR	4.500%	12/19/17	110
Credit Suisse First Boston	EUR	8,050	4.500%	Six Month LIBOR	12/19/17	(214)
Credit Suisse First Boston	EUR	1,240	4.500%	Six Month LIBOR	12/19/37	(81)
Credit Suisse First Boston	EUR	2,140	4.500%	Six Month LIBOR	12/19/37	(140)
Credit Suisse First Boston	EUR	2,150	4.500%	Six Month LIBOR	12/19/37	(140)
Credit Suisse First Boston	EUR	3,630	4.500%	Six Month LIBOR	12/19/37	(237)
Credit Suisse First Boston	EUR	4,230	Six Month LIBOR	4.500%	12/19/37	276
Credit Suisse First Boston	GBP	650	Six Month LIBOR	4.750%	12/19/37	65
Credit Suisse First Boston	GBP	1,400	Six Month LIBOR	4.750%	12/19/37	139
Credit Suisse First Boston	SEK	2,000	4.500%	Three Month LIBOR	12/19/17	(10)
Credit Suisse First Boston	SEK	4,000	4.500%	Three Month LIBOR	12/19/17	1
Credit Suisse First Boston	SEK	5,000	4.500%	Three Month LIBOR	12/19/17	(25)
Credit Suisse First Boston	SEK	10,000	4.500%	Three Month LIBOR	12/19/17	(50)
Credit Suisse First Boston	SEK	30,000	Three Month LIBOR	4.500%	12/19/17	161
Credit Suisse First Boston	USD	1,000	5.000%	Three Month LIBOR	12/19/17	(40)
Deutsche Bank	AUD	9,660	6.500%	Six Month LIBOR	12/19/12	(155)
Deutsche Bank	AUD	10,540	Six Month LIBOR	6.500%	12/19/12	181
Deutsche Bank	BRL	13,500	10.770%	Three Month LIBOR	01/04/10	—
Deutsche Bank	CAD	690	4.317%	Three Month LIBOR	04/04/12	(20)
Deutsche Bank	CAD	690	4.327%	Three Month LIBOR	04/05/12	(19)
Deutsche Bank	CAD	590	4.483%	Three Month LIBOR	05/09/12	(14)
Deutsche Bank	CAD	710	4.482%	Three Month LIBOR	05/09/12	(17)
Deutsche Bank	CAD	590	4.492%	Three Month LIBOR	05/11/12	(13)
Deutsche Bank	EUR	5,250	4.395%	Six Month LIBOR	10/16/09	(35)
Deutsche Bank	EUR	26,920	4.360%	Six Month LIBOR	10/16/09	(202)
Deutsche Bank	EUR	1,700	5.000%	Six Month LIBOR	12/19/09	14
Deutsche Bank	EUR	12,910	4.845%	Six Month LIBOR	12/19/09	57
Deutsche Bank	EUR	19,370	4.872%	Six Month LIBOR	12/19/09	99
Deutsche Bank	EUR	1,200	Six Month LIBOR	4.000%	12/15/11	42
Deutsche Bank	EUR	3,540	Six Month LIBOR	4.434%	10/16/14	74
Deutsche Bank	EUR	18,140	Six Month LIBOR	4.377%	10/16/14	459
Deutsche Bank	EUR	8,840	Six Month LIBOR	4.913%	12/19/14	(146)
Deutsche Bank	EUR	13,250	Six Month LIBOR	4.936%	12/19/14	(242)
Deutsche Bank	EUR	400	Six Month LIBOR	5.000%	12/19/17	(10)
Deutsche Bank	EUR	1,130	Six Month LIBOR	4.500%	12/19/17	30
Deutsche Bank	EUR	4,520	4.500%	Six Month LIBOR	12/19/17	(120)
Deutsche Bank	EUR	790	4.631%	Six Month LIBOR	10/16/37	(30)
Deutsche Bank	EUR	4,050	4.568%	Six Month LIBOR	10/16/37	(206)
Deutsche Bank	EUR	2,060	5.070%	Six Month LIBOR	12/19/37	114

See accompanying notes which are an integral part of the financial statements.

116	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Deutsche Bank	EUR	3,080	5.083%	Six Month LIBOR	12/19/37	179
Deutsche Bank	GBP	100	6.000%	Six Month LIBOR	12/20/08	—
Deutsche Bank	JPY	410,000	1.000%	Six Month LIBOR	09/18/08	(1)
Deutsche Bank	JPY	50,000	1.500%	Six Month LIBOR	12/19/12	(4)
Deutsche Bank	JPY	805,000	1.750%	Six Month LIBOR	12/19/14	(62)
Deutsche Bank	JPY	806,000	Six Month LIBOR	2.000%	12/19/17	72
Deutsche Bank	NZD	1,120	Three Month LIBOR	7.597%	04/10/12	16
Deutsche Bank	NZD	1,120	Three Month LIBOR	7.597%	04/11/12	16
Deutsche Bank	NZD	900	Three Month LIBOR	7.656%	05/11/12	12
Deutsche Bank	NZD	1,020	Three Month LIBOR	7.657%	05/11/12	13
Deutsche Bank	NZD	1,020	Three Month LIBOR	7.663%	05/15/12	14
Deutsche Bank	SEK	17,000	Three Month LIBOR	4.500%	12/19/17	91
Deutsche Bank	USD	15,400	5.000%	Three Month LIBOR	12/19/08	(7)
Deutsche Bank	USD	57,400	5.000%	Three Month LIBOR	12/19/09	(44)
Deutsche Bank	USD	4,500	5.000%	Three Month LIBOR	12/19/12	(61)
Deutsche Bank	USD	21,800	5.000%	Three Month LIBOR	12/19/12	(300)
Deutsche Bank	USD	2,100	5.000%	Three Month LIBOR	12/19/37	(209)
Goldman Sachs	EUR	300	4.000%	Six Month LIBOR	03/20/09	(3)
Goldman Sachs	GBP	5,300	6.000%	Six Month LIBOR	06/19/09	(19)
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	(6)
Goldman Sachs	GBP	400	Six Month LIBOR	5.500%	12/15/36	(44)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	3
Goldman Sachs	USD	1,100	5.000%	Three Month LIBOR	12/19/09	(1)
JP Morgan	USD	9,300	5.000%	Three Month LIBOR	12/19/10	(31)
JP Morgan	USD	7,900	Three Month LIBOR	5.000%	12/19/12	95
JP Morgan	USD	8,500	5.000%	Three Month LIBOR	06/20/12	(96)
JP Morgan	USD	51,200	5.000%	Three Month LIBOR	12/19/14	(1,158)
JP Morgan	USD	5,800	5.250%	Three Month LIBOR	12/19/22	(230)
Lehman Brothers	GBP	4,100	4.500%	Six Month LIBOR	09/20/09	(261)
Lehman Brothers	JPY	174,000	2.000%	Six Month LIBOR	12/19/17	(16)
Lehman Brothers	USD	6,700	5.335%	Three Month LIBOR	05/22/17	(86)
Lehman Brothers	USD	5,000	5.371%	Three Month LIBOR	05/23/17	(51)
Lehman Brothers	USD	10,500	5.336%	Three Month LIBOR	05/24/17	(135)
Lehman Brothers	USD	9,450	5.403%	Three Month LIBOR	05/25/17	(74)
Lehman Brothers	USD	12,300	5.440%	Three Month LIBOR	05/29/17	(60)
Merrill Lynch	GBP	5,600	4.500%	Six Month LIBOR	09/20/09	(356)
Merrill Lynch	GBP	100	4.000%	Six Month LIBOR	12/15/35	9
Merrill Lynch	GBP	970	Six Month LIBOR	4.750%	12/19/37	97
Morgan Stanley	USD	5,400	5.000%	Three Month LIBOR	06/20/09	(12)
Morgan Stanley	USD	100	5.000%	Three Month LIBOR	12/19/37	(10)
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	(5)
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(11)
Royal Bank of Scotland	GBP	200	Six Month LIBOR	4.000%	12/15/36	68
Royal Bank of Scotland	USD	15,400	5.000%	Three Month LIBOR	12/19/08	(7)
Royal Bank of Scotland	USD	12,700	5.000%	Three Month LIBOR	06/20/09	(28)
Royal Bank of Scotland	USD	7,100	5.000%	Three Month LIBOR	12/19/17	(281)
UBS	JPY	60,000	1.000%	Six Month LIBOR	09/18/08	—

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($4,986)						(3,835)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	117

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount $		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

American International Group	JP Morgan	USD	1,100	0.050%		12/20/07	(1)
Amkor Technology, Inc	Lehman Brothers	USD	360	3.950%		09/20/12	(15)
Anadarko Petroleum	Goldman Sachs	USD	200	0.150%		03/20/08	—
Brazil Government International Bond	Citibank	USD	1,500	(1.500%	)	08/22/11	(25)
Brazil Government International Bond	Lehman Brothers	USD	1,400	1.980%		03/20/16	41
Chiquita Brands Intl	Lehman Brothers	USD	370	(5.250%	)	09/20/12	(13)
Countrywide Home Loan	Lehman Brothers	USD	1,485	(0.710%	)	06/20/17	(72)
Countrywide Home Loan	Lehman Brothers	USD	2,525	0.480%		06/20/12	(90)
Dole Food Company	Lehman Brothers	USD	370	6.450%		09/20/12	(23)
Dow Jones CDX High Volatility Index	Bank of America	USD	600	0.350%		06/20/12	(10)
Dow Jones CDX High Volatility Index	Barclays	USD	25,000	0.350%		06/20/12	(548)
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%		06/12/20	(27)
Dow Jones CDX High Volatility Index	Citibank	USD	500	(2.750%	)	06/20/12	(39)
Dow Jones CDX High Volatility Index	Credit Suisse First Boston	USD	500	2.750%		06/20/12	(39)
Dow Jones CDX High Volatility Index	Deutsche Bank AG	USD	400	(0.600%	)	06/20/17	(15)
Dow Jones CDX High Volatility Index	Deutsche Bank AG	USD	2,000	1.250%		06/20/12	(46)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	900	(0.600%	)	06/20/17	(34)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,000	(0.650%	)	12/01/16	(38)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	110	(2.750%	)	06/20/12	(9)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	375	(2.750%	)	06/20/12	(30)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	600	0.600%		06/20/17	(23)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	1,000	0.650%		12/20/16	(37)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	1,330	(0.340%	)	06/20/12	(12)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	10,000	0.350%		06/20/12	(212)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,000	2.080%		06/20/12	(56)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	900	0.350%		06/20/12	(15)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,000	1.833%		06/20/12	(66)
Dow Jones CDX High Volatility Index	UBS	USD	300	0.600%		06/20/17	(11)
Ford Motor Credit Co.	Citibank	USD	100	3.850%		09/20/12	(1)
Ford Motor Credit Co.	Lehman Brothers	USD	240	2.200%		03/20/08	(1)
Ford Motor Credit Co.	Lehman Brothers	USD	475	1.200%		03/20/08	(5)
Ford Motor Credit Co.	Lehman Brothers	USD	500	1.100%		03/20/08	(6)
Gazprom	Bank of America	USD	1,300	0.600%		06/20/17	(50)
Gazprom	JP Morgan	USD	1,500	0.415%		11/20/07	—
General Motors Acceptance Corp.	Morgan Stanley	USD	1,000	1.850%		09/20/09	(30)
General Motors Acceptance Corp.	Lehman Brothers	USD	900	1.680%		09/20/08	(15)
Indonesia Government International Bond	Lehman Brothers	USD	100	0.400%		12/20/08	(1)
International Paper	Lehman Brothers	USD	695	0.460%		09/20/12	—
Lehman Brothers	Barclays	USD	300	0.190%		09/20/08	(1)
Lehman Brothers	Royal Bank of Scotland	USD	300	0.300%		09/20/08	(1)
Lyondell Chemical Co	Lehman Brothers	USD	600	3.600%		09/20/12	(24)
Mexico Government International Bond	JP Morgan	USD	200	0.920%		03/20/16	4
Pitney Bowes	Lehman Brothers	USD	695	(0.220%	)	09/20/12	—
Qantas Airways Limited	Lehman Brothers	USD	695	(0.630%	)	09/20/12	(6)
Russia Government International Bond	Merrill Lynch	USD	100	0.245%		06/20/08	—
Softbank Corp.	Deutsche Bank AG	JPY	16,000	2.300%		09/20/07	—
Temple-Island	Lehman Brothers	USD	500	0.740%		03/20/12	(18)
Verizon Communications	Lehman Brothers	USD	2,235	(0.180%	)	06/20/12	(20)

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($796)							(1,640)

See accompanying notes which are an integral part of the financial statements.

118	Fixed Income III Fund

Russell Investment Company

Institutional Funds

Notes to Schedules of Investments — July 31, 2007 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss frane	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland Krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rica colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
EGP - Egyptian pound	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EUR - Euro	NOK - Norwegian krone	VND - Vietnamese dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
PEN - Peruvian nouveau sol

Notes to Schedules of Investments	119

Russell Investment Company

Institutional Funds

Notes to Quarterly Report — July 31, 2007 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on six of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Russell Investment Management Company (“RIMCo”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•	The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•	Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

120	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Quarterly Report	121

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Fund’s investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2007 are presented on the Schedule of Investments for the applicable Funds.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Fixed Income I Fund and Fixed Income III Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended July 31, 2007, there were no unfunded loan commitments in the Fixed Income I Fund. For the Fixed Income III Fund, unfunded loan commitments total $1,020,819.

122	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the International Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of July 31, 2007, the International Fund and the Fixed Income III Fund had cash collateral balances of $5,563,590 and $617,555 respectively in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional

Notes to Quarterly Report	123

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Fixed Income I, Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Short Sales

The Equity Q Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). As of July 31, 2007, $199,656,900 was held as collateral.

124	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Mortgage-Related and Other Asset-Backed Securities

The Fixed Income I and Fixed Income III Funds may invest in mortgage or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-Indexed Bonds

The Fixed Income I and Fixed Income III Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2007 for the following Funds were as follows:

	International Fund		Fixed Income I Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2006	214	$968,061	574	$208,180
Opened	1,205	5,294,412	5,058	1,494,308
Closed	(1,419)	(6,262,473)	(3,793)	(975,937)
Expired	—	—	(607)	(241,625)

Outstanding July 31, 2007	—	$—	1,232	$484,926

	Fixed Income III Fund
	Number of Contracts	Premiums Received

Outstanding October 31, 2006	410	$654,309
Opened	4,836	2,186,329
Closed	(3,535)	(1,349,492)
Expired	(326)	(251,124)

Outstanding July 31, 2007	1,385	$1,240,022

Notes to Quarterly Report	125

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of July 31, 2007, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Equity I	$9,209,455	Pool of US Government Securities and corporate bonds
Equity II	1,192,068	Pool of US Government Securities and corporate bonds
Equity Q	4,876,284	Pool of US Government Securities and corporate bonds
International	105,207	Pool of US Government Securities and corporate bonds

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Investment Company’s Money Market Fund (one of the Funds of the Investment Company not presented herein). As of July 31, 2007, $887,099,402 of the Money Market Fund’s net assets represents investment by the Funds presented herein, and $1,840,736,600 represents investment of other RIC Funds not presented herein.

5.	Federal Income Taxes

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity I	Equity II	Equity Q

Cost of Investments	$1,780,876,957	$787,054,351	$1,968,652,390

Unrealized Appreciation	$265,413,229	$82,078,423	$245,366,953
Unrealized Depreciation	(38,025,145)	(28,057,610)	(57,035,361)

Net Unrealized Appreciation (Depreciation)	$227,388,084	$54,020,813	$188,331,592

	International	Fixed Income I	Fixed Income III
Cost of Investments	$2,112,484,606	$1,801,750,991	$1,717,227,789

Unrealized Appreciation	$379,001,835	$8,635,523	$27,536,030
Unrealized Depreciation	(29,139,606)	(23,535,591)	(36,777,945)

Net Unrealized Appreciation (Depreciation)	$349,862,229	$(14,900,068)	$(9,241,915)

126	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) Or Shares	Cost Per Unit $	Cost (000) $	Market Value (000) $

Fixed Income I Fund - 2.0%
Aames Mortgage Investment Trust	09/08/05	606,030	99.99	606	606
Aiful Corp.	11/29/05	300,000	99.03	297	294
Air 2 US	01/10/07	455,157	105.33	479	471
ASIF Global Financing XIX	05/18/05	50,000	99.80	50	49
Credit-Based Asset Servicing and Securitization LLC	06/06/07	4,282,005	100.00	4,282	4,282
CVS/Caremark Corp.	02/01/07	191,151	97.92	187	186
CVS Lease Pass Through	03/21/07	12,560	99.80	13	12
CVS Lease Pass Through	05/22/07	860,080	99.13	853	852
Countrywide Home Loan Mortgage Pass Through Trust	09/21/05	1,099,931	100.00	1,100	1,107
Citigroup Mortgage Loan Trust, Inc.	10/18/06	1,470,390	99.92	1,469	1,466
DG Funding Trust	11/04/03	152	10,575.58	1,607	1,599
Depfa ACS Bank	03/08/07	300,000	98.40	295	270
Gaz Capital for Gazprom	01/25/07	1,420,000	99.87	1,419	1,360
Gaz Capital for Gazprom	03/01/07	260,000	100.00	260	249
Glitnir Banki HF	06/12/06	450,000	99.92	450	466
Glitnir Banki HF	07/21/06	270,000	100.00	270	276
HBOS Treasury Services PLC	03/02/07	100,000	99.93	100	100
ILFC E-Capital Trust II	09/20/06	290,000	99.55	289	279
Intergas Finance BV	06/05/07	491,000	98.74	485	464
Kaupthing Bank Hf	10/03/06	100,000	99.55	100	100
Kaupthing Bank Hf	05/12/06	1,250,000	99.52	1,244	1,330
Mastr Reperforming Loan Trust	03/09/05	571,489	102.26	584	567
Merna Reinsurance, Ltd.	06/27/07	400,000	100.00	400	400
Prime Mortgage Trust	11/22/06	2,417,831	98.27	2,376	2,361
Prime Mortgage Trust	10/25/06	2,145,565	98.91	2,122	2,104
RAAC Series	05/08/06	943,533	100.00	944	936
RSHB Capital SA for OJSA Russian Agricultural Bank	05/10/07	310,000	100.00	310	293
Rabobank Capital Funding II	05/23/05	20,000	101.79	20	19
Rabobank Capital Funding Trust	05/19/05	40,000	100.77	40	37
Resona Preferred Global Securities Cayman, Ltd.	07/20/05	300,000	100.90	303	303
SMFG Preferred Capital USD 1, Ltd.	12/13/06	970,000	100.00	970	929
Shinsei Finance Cayman, Ltd.	03/22/06	400,000	100.00	400	384
Sigma Finance, Inc.	07/26/06	690,000	100.00	690	690
TNK-BP Finance SA	07/13/06	400,000	99.83	399	402
Time Warner Cable, Inc.	07/20/07	85,000	96.24	82	81
Truman Capital Mortgage Loan Trust	07/27/06	1,531,535	100.00	1,532	1,532

					26,856

Notes to Quarterly Report	127

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) Or Shares		Cost Per Unit $	Cost (000) $	Market Value (000) $

Fixed Income III Fund - 0.3%
BNP Paribas Capital Trust	06/01/06		850,000	112.19	954	934
Bombardier, Inc.	11/10/06	EUR	125,000	128.47	161	170
Catlin Insurance Co., Ltd.	01/11/07		430,000	100.63	433	395
DG Funding Trust	11/04/03		118	10,587.51	1,249	1,242
SB Treasury Co. LLC	06/01/06		650,000	106.81	694	672
SBI Heloc Trust	09/28/06		280,258	100.00	280	280

						3,693

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

128	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Shareholder Requests for Additional Information — July 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	129

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. This Quarterly Report reports on eight of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Russell Investment Company

Specialty Funds

Quarterly Report

July 31, 2007 (Unaudited)

Russell Investment Company - Specialty Funds.

Copyright © Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Emerging Markets Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 83.9%
Bahrain - 0.1%
Gulf Finance House EC—GDR (Æ)(Å)	35,500	895

Bermuda - 0.8%
Aquarius Platinum, Ltd.	30,400	896
Brilliance China Automotive Holdings, Ltd. (Æ)	5,874,000	1,534
COSCO Pacific, Ltd.	344,000	904
Credicorp, Ltd. (Ñ)	51,258	3,298
GOME Electrical Appliances Holdings, Ltd.	532,000	863
Shangri-La Asia, Ltd.	374,000	886
Sinofert Holdings, Ltd.	3,072,000	2,120
TPV Technology, Ltd.	2,252,000	1,720
Wilson Sons, Ltd.—BDR (Æ)	51,344	728

		12,949

Brazil - 6.9%
All America Latina Logistica SA	198,500	2,698
Aracruz Celulose SA—ADR (Ñ)	30,000	1,897
Banco do Brasil SA	672,000	10,562
Banco Itau Holding Financeira SA—ADR (Ñ)	145,900	6,673
Banco Nossa Caixa SA (Æ)	55,400	935
Brasil Telecom Participacoes SA	20,800	460
Centrais Eletricas Brasileiras SA (Æ)	198,573,400	5,246
Cia Brasileira de Distribuicao Grupo Pao de Acucar—ADR (Ñ)	48,200	1,792
Cia de Bebidas das Americas—ADR	30,000	2,055
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	444,240	10,671
Cia de Saneamento Basico do Estado de Sao Paulo—ADR (Æ)(Ñ)	28,160	1,347
Cia Siderurgica Nacional SA	40,633	2,345
Cia Vale do Rio Doce—ADR	500,100	22,643
Companhia de Saneamento de Minas Gerais (Æ)	72,000	1,109
Cyrela Brazil Realty SA	168,100	1,968
EDP—Energias do Brasil SA (Æ)	55,600	1,029
Empresa Brasileira de Aeronautica SA—ADR (Ñ)	25,300	1,094
Gerdau SA	7,300	153
Gerdau SA—ADR (Ñ)	402,500	10,171
Gol Linhas Aereas Inteligentes SA—ADR (Ñ)	35,900	895
Natura Cosmeticos SA	142,700	1,742

	Principal Amount ($) or Shares	Market Value $
Perdigao SA	72,409	1,365
Petroleo Brasileiro SA—ADR (Ñ)	84,300	4,708
Petroleo Brasileiro SA—ADR	128,000	8,307
Souza Cruz SA	7,500	173
Tele Norte Leste Participacoes SA—ADR (Ñ)	199,400	4,233
Unibanco—Uniao de Bancos Brasileiros SA—GDR (Æ)	32,100	3,744
Weg SA	112,500	1,254

		111,269

Canada - 0.2%
First Quantum Minerals, Ltd.	34,800	3,260

Cayman Islands - 1.0%
Agile Property Holdings, Ltd.	748,000	1,289
ASM Pacific Technology	332,500	3,044
Focus Media Holding, Ltd.—ADR (Æ)(Ñ)	39,200	1,619
Foxconn International Holdings, Ltd. (Æ)	455,000	1,311
Global Bio-Chem Technology Group Co., Ltd.	1,646,000	797
Integra Group Holdings—GDR (Æ)	48,500	865
Kingboard Chemical Holdings, Ltd.	405,000	2,235
Luen Thai Holdings, Ltd.	1,628,000	244
Pacific Textile Holdings, Ltd. (Æ)	1,069,000	644
Shimao Property Holdings, Ltd.	511,500	1,350
Shui On Land, Ltd.	1,680,000	1,736
Sina Corp./China (Æ)(Ñ)	24,200	1,041

		16,175

Chile - 0.4%
Banco de Credito e Inversiones	41,000	1,340
Banco Santander Chile SA—ADR	57,200	2,727
Cia Cervecerias Unidas SA—ADR	300	11
Embotelladora Andina SA—ADR	66,100	1,297
Lan Airlines SA—ADR (Ñ)	20,800	1,666

		7,041

China - 5.1%
Angang Steel Co., Ltd. Class H	668,000	1,843
Anhui Conch Cement Co., Ltd. Class H	762,000	4,854
Byd Co., Ltd. Class H	45,500	329
China Construction Bank Corp. Class H	1,364,000	1,014
China COSCO Holdings Co., Ltd. Class H	921,625	1,622

Emerging Markets Fund	3

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

China Eastern Airlines Corp., Ltd. Class H (Æ)	2,538,000	1,210
China International Marine Containers Co., Ltd. Class B	684,396	1,669
China Merchants Bank Co., Ltd.	511,500	1,823
China Petroleum & Chemical Corp.—ADR (Ñ)	38,580	4,050
China Petroleum & Chemical Corp. Class H	9,377,254	9,838
China Shenhua Energy Co., Ltd.	2,017,100	7,936
China Shipping Container Lines Co., Ltd. Class H	5,840,000	4,863
China Shipping Development Co., Ltd. Class H	1,058,000	2,740
China Telecom Corp., Ltd. Class H	18,755,000	10,829
Datang International Power Generation Co., Ltd. Class H	4,620,000	3,963
Dongfeng Motor Group Co., Ltd. Class H	1,734,000	1,009
Guangzhou R&F Properties Co., Ltd.	331,200	1,196
Huaneng Power International, Inc. Class H	970,000	1,087
Industrial & Commercial Bank of China	4,219,000	2,573
Jiangxi Copper Co., Ltd. Class H	1,509,000	2,834
PetroChina Co., Ltd. Class H	4,189,000	6,181
Ping An Insurance Group Co. of China, Ltd. Class H	405,100	3,433
Shanghai Forte Land Co., Ltd. Class H	1,448,000	983
Shenzhen Expressway Co., Ltd. Class H	270,000	250
Sinopec Shanghai Petrochemical Co., Ltd. Class H	688,000	427
Weiqiao Textile Co. Class H	607,500	1,294
Wumart Stores, Inc. Class H	703,200	612
Yanzhou Coal Mining Co., Ltd. Class H	668,400	1,202

		81,664

Colombia - 0.3%
BanColombia SA	229,305	1,995
BanColombia SA—ADR (Ñ)	91,600	3,260

		5,255

Czech Republic - 0.0%
Philip Morris CR	276	135

Egypt - 1.6%
Commercial International Bank	72,884	888

	Principal Amount ($) or Shares	Market Value $
Egyptian Co. for Mobile Services	54,744	1,790
Egyptian Financial Group-Hermes Holding	101,500	817
Orascom Construction Industries	166,108	11,830
Orascom Construction Industries—GDR	33,800	4,757
Orascom Telecom Holding SAE	175,315	2,364
Orascom Telecom Holding SAE—GDR	5,400	363
Orascom Telecom Holding SAE—GDR (Ñ)	40,700	2,706

		25,515

Hong Kong - 2.2%
Beijing Enterprises Holdings, Ltd.	686,000	2,946
China Insurance International Holdings Co., Ltd. (Æ)	1,001,000	2,431
China Merchants Holdings International Co., Ltd.	581,000	2,818
China Mobile, Ltd.	712,000	8,188
China Mobile, Ltd.—ADR (Ñ)	77,800	4,465
China Netcom Group Corp. Hong Kong, Ltd.	1,762,000	4,546
China Overseas Land & Investment, Ltd.	940,000	1,987
China Resources Enterprise	786,000	3,137
Citic Pacific, Ltd.	349,000	1,798
Denway Motors, Ltd.	1,486,000	686
Guangzhou Investment Co., Ltd.	4,256,000	1,331
Shanghai Industrial Holdings, Ltd.	151,000	652
Shenzhen Investment, Ltd.	1,350,000	1,153

		36,138

Hungary - 1.2%
Magyar Telekom Telecommunications PLC	576,179	2,953
MOL Hungarian Oil and Gas PLC	93,875	14,472
MOL Hungarian Oil and Gas PLC—ADR	12,700	1,990

		19,415

India - 6.0%
Allahabad Bank	243,535	573
Andhra Bank	429,000	897
Bajaj Auto, Ltd.	71,184	4,130
Bank of Baroda	220,000	1,618
Bank of India	30,000	190
BF Utilities, Ltd. (Æ)	19,961	1,232

4	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bharti Tele Ventures, Ltd. (Æ)	429,925	9,519
Chennai Petroleum Corp., Ltd.	194,660	1,365
Container Corp. of India	51,480	2,822
Dish TV India, Ltd. (Æ)	371,031	774
DLF, Ltd. (Æ)	97,932	1,485
Financial Technologies India, Ltd.	24,680	1,539
GAIL India, Ltd.—GDR	51,100	2,529
Genesis Indian Investment Co., Ltd. (Æ)	619,019	27,070
GMR Infrastructure, Ltd. (Æ)	39,124	806
Great Eastern Shipping Co., Ltd. (The)	223,050	1,864
HDFC Bank, Ltd.—ADR (Ñ)	30,500	2,642
Hindustan Petroleum Corp., Ltd.	24,261	154
Housing Development Finance Corp.	57,203	2,836
ICICI Bank, Ltd.	185,400	4,224
ICICI Bank, Ltd.—ADR (Ñ)	9,900	439
Indian Overseas Bank	250,000	773
Industrial Development Bank of India, Ltd.	471,000	1,295
Larsen & Toubro, Ltd.	32,000	2,050
Mahanagar Telephone Nigam	175,906	648
Oil & Natural Gas Corp., Ltd.	72,735	1,634
Oriental Bank of Commerce	111,000	628
Reliance Industries, Ltd.	115,286	5,379
State Bank of India, Ltd.—GDR	66,950	6,446
Sun TV Network, Ltd.	232,404	2,452
Suzlon Energy, Ltd.	107,505	3,372
Tata Motors, Ltd.	41,555	710
Union Bank of India	118,000	452
Videocon Industries, Ltd.	120,140	1,122
Zee Entertainment Enterprises, Ltd.	193,026	1,550

		97,219

Indonesia - 2.5%
Aneka Tambang Tbk PT	7,825,230	2,240
Astra Agro Lestari Tbk PT	336,789	555
Astra International Tbk PT	1,987,277	3,977
Bank Danamon Indonesia Tbk PT	4,069,700	3,675
Bank Mandiri Persero Tbk PT	8,124,727	3,052
Bank Rakyat Indonesia	16,769,272	11,234
Ramayana Lestari Sentosa Tbk PT	3,401,500	356
Telekomunikasi Indonesia Tbk PT	9,310,700	11,186
Telekomunikasi Indonesia Tbk PT—ADR	69,100	3,288

		39,563

Israel - 2.4%
Bank Hapoalim BM	1,449,505	6,822
Bank Leumi Le-Israel BM	1,647,856	6,058

	Principal Amount ($) or Shares	Market Value $
Bezeq Israeli Telecommunication Corp., Ltd.	572,837	927
Check Point Software Technologies (Æ)(Ñ)	394,328	9,606
Elbit Systems, Ltd.	4,020	161
IDB Development Corp., Ltd.	20,729	743
Israel Chemicals, Ltd.	551,264	4,491
Israel Discount Bank (Æ)	187,769	386
Mizrahi Tefahot Bank, Ltd.	74,094	515
Partner Communications	38,141	628
Teva Pharmaceutical Industries, Ltd.—ADR	190,500	8,005

		38,342

Kazakhstan - 0.2%
Halyk Savings Bank Kazakhstan—GDR	120,200	2,567

Lebanon - 0.0%
Solidere—GDR (Æ)	8,200	134

Luxembourg - 3.2%
Evraz Group SA—GDR	63,600	3,090
Genesis Smaller Companies	525,984	41,995
Millicom International Cellular SA (Æ)(Ñ)	12,300	988
Tenaris SA	1	—
Tenaris SA—ADR	95,865	4,618

		50,691

Malaysia - 2.1%
AirAsia BHD (Æ)	1,587,500	898
AMMB Holdings BHD	325,500	440
Bumiputra-Commerce Holdings BHD	3,351,742	11,339
Bursa Malaysia BHD	760,200	2,505
Digi.Com BHD	195,800	1,223
Genting BHD	287,000	657
Golden Hope Plantations BHD	33,700	82
IGB Corp. BHD	1,829,900	1,404
IOI Corp. BHD	2,668,500	4,062
KLCC Property Holdings BHD	256,000	265
Kuala Lumpur Kepong BHD	100,400	372
Malaysia International Shipping Corp. BHD	208,800	615
Malaysian Bulk Carriers BHD	414,625	512
Mulpha International BHD (Æ)	564,900	260
Multi-Purpose Holdings BHD	518,200	317
PLUS Expressways BHD	137,100	129
PPB Group BHD	123,000	264

Emerging Markets Fund	5

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Proton Holdings BHD	169,800	275
Public Bank BHD	55,200	166
Sime Darby BHD	890,700	2,597
SP Setia BHD	221,700	547
TA Enterprise BHD	954,000	462
Telekom Malaysia BHD	229,600	673
Tenaga Nasional BHD	792,500	2,497
Transmile Group BHD	138,900	203
YTL Corp. BHD	127,300	278

		33,042

Mexico - 5.0%
Alfa SAB de CV Class A (Ñ)	781,800	5,375
America Movil SAB de CV Series L	199,900	11,970
Carso Global Telecom SAB de CV (Æ)(Ñ)	140,600	630
Cemex SAB de CV (Æ)(Ñ)	3,099,944	10,013
Corp. Moctezuma SAB de CV	357,300	1,171
Fomento Economico Mexicano SAB de CV—ADR	183,682	6,800
Grupo Aeroportuario del Pacifico SA de CV—ADR (Ñ)	35,800	1,741
Grupo Aeroportuario del Pacifico SA de CV Class B (Ñ)	44,600	217
Grupo Aeroportuario del Sureste SA de CV Class B	53,700	282
Grupo Carso SA de CV (Ñ)	115,000	467
Grupo Financiero Banorte SAB de CV Class O	1,496,800	6,766
Grupo Financiero Inbursa SA Class O	209,000	581
Grupo Mexico SAB de CV	941,100	6,623
Grupo Modelo SAB de CV	980,000	5,306
Grupo Televisa SA—ADR (Ñ)	47,192	1,192
Organizacion Soriana SAB de CV Class B	305,900	1,036
Telefonos de Mexico SAB de CV (Ñ)	3,159,300	5,423
Telefonos de Mexico SAB de CV Series L	110,900	3,789
Urbi Desarrollos Urbanos SA de CV (Æ)(Ñ)	1,207,600	5,105
Wal-Mart de Mexico SAB de CV	783,700	2,850
Wal-Mart de Mexico SAB de CV—ADR (Ñ)	80,400	2,918

		80,255

Netherlands - 0.5%
Pyaterochka Holding NV—GDR (Æ)	220,463	6,784
Zentiva NV	30,200	1,763

		8,547

	Principal Amount ($) or Shares	Market Value $
Nigeria - 0.1%
Guaranty Trust Bank—GDR (Æ)	176,900	1,928

Oman - 0.1%
Bank Muscat SAOG—GDR	172,190	2,443

Pakistan - 0.6%
Engro Chemical Pakistan, Ltd.	880,800	3,677
Fauji Fertilizer Co., Ltd.	1,804,822	3,707
ICI Pakistan, Ltd.	265,200	703
Pakistan Telecommunication Co., Ltd.	1,152,923	1,127

		9,214

Philippines - 0.5%
Globe Telecom, Inc.	31,477	912
Manila Electric Co. Class B	58,500	130
Philippine Long Distance Telephone Co.	99,800	5,709
Philippine Long Distance Telephone Co.—ADR	15,200	869

		7,620

Poland - 0.8%
Bank Pekao SA	28,000	2,590
KGHM Polska Miedz SA	179,470	8,089
Polski Koncern Naftowy Orlen (Æ)	75,100	1,462

		12,141

Russia - 5.0%
Bank VTB North-West	696,000	1,235
Gazprom OAO	200,000	2,158
Gazprom OAO—ADR (Ñ)	114,815	4,994
Gazprom OAO—ADR	235,300	10,137
Kalina	15,100	640
LUKOIL—ADR	287,594	23,109
Magnit OAO (Æ)	44,200	2,016
Magnitogorsk Iron & Steel Works—GDR (Æ)(Å)	87,200	1,090
Magnitogorsk Iron & Steel Works—GDR (Æ)	137,200	1,980
Mechel—ADR (Ñ)	6,000	249
MMC Norilsk Nickel—ADR	7,400	1,758
Mobile Telesystems—ADR (Æ)	76,900	4,918
Mobile Telesystems OJSC	194,000	1,990
NovaTek OAO—GDR (Å)	41,200	2,142
PIK Group—GDR (Æ)	89,000	2,499
RBC Information Systems (Æ)	135,259	1,190
Sberbank RF	2,340,000	9,469

6	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Seventh Continent	101,500	2,578
Sistema-Hals—GDR (Æ)	87,300	1,093
TMK OAO—GDR (Ñ)	5,300	213
TMK OAO—GDR	5,300	213
TMK OAO Class T	109,400	1,100
VTB Bank OJSC—GDR (Æ)(Þ)	43,600	464
VTB Bank OJSC—GDR (Æ)	305,500	3,225

		80,460

South Africa - 6.1%
ABSA Group, Ltd.	160,575	3,058
African Bank Investments, Ltd.	120,250	547
Anglo Platinum, Ltd.	6,247	859
Aveng, Ltd.	933,755	6,952
Barloworld, Ltd.	196,383	3,463
Bidvest Group, Ltd.	469,430	9,413
DataTec, Ltd.	270,000	1,585
FirstRand, Ltd.	206,677	660
Foschini, Ltd.	261,994	2,208
Impala Platinum Holdings, Ltd.	201,060	5,868
Investec, Ltd.	148,629	1,838
Lewis Group, Ltd.	20,097	172
Massmart Holdings, Ltd.	100,565	1,174
Metropolitan Holdings, Ltd.	530,822	1,097
Mittal Steel South Africa, Ltd.	35,835	622
Mondi, Ltd.	14,332	122
Murray & Roberts Holdings, Ltd.	53,800	570
Naspers, Ltd. Class N	98,300	2,428
Network Healthcare Holdings, Ltd. (Æ)	1,253,000	2,185
Pick’n Pay Stores, Ltd.	153,554	727
Pretoria Portland Cement Co., Ltd.	694,142	4,109
Reunert, Ltd.	167,959	1,689
Sanlam, Ltd.	3,776,848	11,900
Sasol, Ltd.	327,033	12,355
Standard Bank Group, Ltd.	1,263,651	17,952
Steinhoff International Holdings, Ltd.	849,700	2,693
Tiger Brands, Ltd.	23,150	601
Truworths International, Ltd.	332,064	1,669

		98,516

South Korea - 13.7%
Amorepacific Corp. (Ñ)	2,992	2,153
Asiana Airlines	66,494	728
Daelim Industrial Co. (Ñ)	19,330	3,312
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	106,330	6,921
Daum Communications Corp. (Æ)	14,464	1,097

	Principal Amount ($) or Shares	Market Value $
Dongbu Insurance Co., Ltd.	23,220	977
Dongkuk Steel Mill Co., Ltd.	11,730	452
GS Engineering & Construction Corp.	32,324	4,804
GS Holdings Corp.	47,100	2,594
Hana Financial Group, Inc. (Ñ)	56,700	3,074
Hanjin Shipping Co., Ltd.	76,420	4,837
Hankook Tire Co., Ltd.	124,800	2,863
Hanwha Chem Corp.	200,520	4,865
Honam Petrochemical Corp. (Ñ)	57,405	7,885
Hynix Semiconductor, Inc. (Æ)(Ñ)	193,700	7,804
Hyosung Corp. (Ñ)	61,700	3,897
Hyundai Development Co.	28,700	2,389
Hyundai Heavy Industries	903	347
Hyundai Mipo Dockyard	9,434	2,979
Hyundai Mobis	34,350	3,705
Hyundai Motor Co. (Ñ)	79,470	6,989
Hyundai Steel Co. (Ñ)	58,640	4,239
Industrial Bank of Korea (Ñ)	237,400	5,440
KCC Corp. (Ñ)	10,712	4,920
Kookmin Bank	192,936	16,687
Kookmin Bank—ADR	31,500	2,702
Korea Electric Power Corp.	163,470	7,827
Korea Electric Power Corp.—ADR	3,900	93
Korea Investment Holdings Co., Ltd.	4,160	283
Korean Air Lines Co., Ltd.	31,869	2,564
KT Corp.	97,680	4,658
KT Corp.—ADR	20,700	487
LG Corp.	47,700	2,704
LG Household & Health Care, Ltd. (Ñ)	14,774	1,961
LG Petrochemical Co., Ltd. (Ñ)	74,880	3,530
LIG Non-Life Insurance Co., Ltd.	35,500	937
Lotte Shopping Co., Ltd.	3,395	1,321
LS Cable, Ltd.	6,300	570
Orion Corp.	3,166	1,061
Poongsan Corp. (Ñ)	44,390	1,474
POSCO (Ñ)	17,217	9,899
S-Oil Corp. (Ñ)	55,862	4,937
S1 Corp.	6,970	401
Samsung Card Co. (Æ)	14,150	1,030
Samsung Corp. (Ñ)	78,110	5,231
Samsung Electro-Mechanics Co., Ltd. (Ñ)	45,850	2,437
Samsung Electronics Co., Ltd.	17,431	11,475
Samsung Electronics Co., Ltd.—GDR (Å)	18,480	6,072
Samsung Electronics Co., Ltd.—GDR	6,859	1,713
Samsung Fire & Marine Insurance Co., Ltd. (Ñ)	38,760	7,940
Samsung SDI Co., Ltd. (Ñ)	11,656	809

Emerging Markets Fund	7

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Samsung Securities Co., Ltd. (Ñ)	37,400	3,449
Samsung Techwin Co., Ltd.	5,660	349
Shinhan Financial Group Co., Ltd. (Ñ)	123,630	8,402
Shinsegae Co., Ltd.	4,594	2,996
SK Energy Co., Ltd. (Æ)	27,481	4,693
SK Holdings Co., Ltd.	11,225	2,110
SK Telecom Co., Ltd.	12,120	2,705
SK Telecom Co., Ltd.—ADR (Ñ)	14,700	414
Taeyoung Engineering & Construction (Ñ)	37,800	594
Woori Finance Holdings Co., Ltd. (Ñ)	163,800	4,226

		220,012

Taiwan - 8.2%
Acer, Inc.	186,514	411
Advantech Co., Ltd.	1,014,948	3,207
Asia Cement Corp.	960,640	1,240
AU Optronics Corp.	2,922,280	4,978
AU Optronics Corp.—ADR	101,317	1,714
Benq Corp. (Æ)	2,172,000	1,076
Cathay Financial Holding Co., Ltd.	884,245	2,297
China Steel Corp.	6,735,087	8,734
China Steel Corp.—GDR	32,610	848
China Steel Corp.—GDR (Ñ)	8,253	214
CMC Magnetics Corp. (Æ)	5,459,000	2,967
Compal Electronics, Inc.	2,170,892	2,483
D-Link Corp.	409,632	1,016
Delta Electronics, Inc.	1,480,492	5,828
Evergreen Marine Corp. Taiwan, Ltd.	1,707,870	1,162
Far Eastern Textile Co., Ltd.	941,995	1,076
Formosa Chemicals & Fibre Corp.	1,205,000	2,799
Formosa Plastics Corp.	1,131,000	2,782
Foxconn Technology Co., Ltd.	206,900	2,309
Fuhwa Financial Holding Co., Ltd. (Æ)	2,614,135	1,709
Gigabyte Technology Co., Ltd.	178,000	150
High Tech Computer Corp.	166,700	3,038
HON HAI Precision Industry Co., Ltd.	1,102,375	9,091
King Yuan Electronics Co., Ltd.	1,487,064	1,084
Kinpo Electronics	339,660	148
Macronix International (Æ)	2,808,086	1,847
MediaTek, Inc.	568,210	10,191
Micro-Star International Co., Ltd.	1,319,470	1,233
Mitac International	223,399	271
Nan Ya Plastics Corp.	1,404,710	3,110
Oriental Union Chemical Corp.	192,780	176
Phoenixtec Power Co., Ltd.	326,629	331
POU Chen Corp.	1,336,025	1,505
Powerchip Semiconductor Corp.	5,070,001	3,259

	Principal Amount ($) or Shares	Market Value $
Powertech Technology, Inc.	405,000	1,909
Quanta Computer, Inc.	268,710	437
Realtek Semiconductor Corp. (Æ)	165,000	956
Ritek Corp. (Æ)	2,653,161	954
Siliconware Precision Industries Co.	1,866,293	3,545
Taiwan Cement Corp.	2,234,480	2,703
Taiwan Fertilizer Co., Ltd.	63,000	142
Taiwan Mobile Co., Ltd.	2,204,520	2,610
Taiwan Semiconductor Manufacturing Co., Ltd.	9,326,306	18,386
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR	216,979	2,202
Teco Electric and Machinery Co., Ltd.	1,415,000	756
Tripod Technology Corp.	42,820	189
U-Ming Marine Transport Corp.	715,000	1,887
Uni-President Enterprises Corp.	1,854,000	1,996
United Microelectronics Corp.	8,209,935	4,562
Vanguard International Semiconductor Corp.	846,426	725
Walsin Lihwa Corp.	235,000	129
Wistron Corp.	1,148,000	2,328
Wistron Corp.—GDR	34,100	673
Yieh Phui Enterprise	807,430	385

		131,758

Thailand - 2.5%
Airports of Thailand PCL	1,029,900	1,967
Aromatics Thailand PCL	311,200	673
Bank of Ayudhya PCL	77,800	61
Bank of Ayudhya PCL	1,946,600	1,531
Banpu PCL	34,800	288
BEC World PCL	202,400	146
Charoen Pokphand Foods PCL	3,085,500	365
Electricity Generating PCL	167,100	581
Glow Energy PCL	942,500	879
Hana Microelectronics PCL	524,900	400
Precious Shipping PCL	841,300	920
PTT Chemical PCL	1,130,432	3,715
PTT Exploration & Production PCL	719,700	2,728
PTT PCL	983,800	9,146
Ratchaburi Electricity Generating Holding PCL	194,100	267
Rayong Refinery PCL	3,395,500	2,418
Regional Container Lines PCL	962,600	962
Siam Cement PCL	120,100	958
Siam City Bank PCL	178,400	103
Siam Commercial Bank PCL	2,319,200	5,631
Thai Airways International PCL	752,600	1,069
Thai Beverage PCL	16,683,800	3,001

8	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Thai Oil PCL	725,200	1,879
Thoresen Thai Agencies PCL	539,600	859

		40,547

Turkey - 2.5%
Akcansa Cimento AS	75,895	572
Alarko Holding AS	76,060	211
Anadolu Efes Biracilik Ve Malt Sanayii AS (Ñ)	111,145	4,429
Asya Katilim Bankasi AS (Æ)	61,600	418
BIM Birlesik Magazalar AS	17,100	1,161
Cimsa Cimento Sanayi VE Tica	263,875	2,029
Dogan Sirketler Grubu Holdings AS (Æ)	2,122,032	4,616
Eregli Demir ve Celik Fabrikalari TAS	873,570	6,356
Ford Otomotiv Sanayi AS	158,997	1,562
Ihlas Holding AS (Æ)	1,899,716	1,040
Migros Turk TAS (Ñ)	163,423	2,703
Trakya Cam Sanayi AS	281,839	1,059
Tupras Turkiye Petrol Rafine	163,300	4,031
Turk Hava Yollari (Æ)(Ñ)	132,113	982
Turk Sise ve Cam Fabrikalari AS	44,764	200
Turkiye Is Bankasi Class C (Ñ)	932,699	5,084
Ulker Gida Sanayi ve Ticaret AS	10,228	43
Vestel Elektronik Sanayi ve Ticaret AS (Æ)(Ñ)	402,003	1,004
Yapi ve Kredi Bankasi (Æ)	1,041,686	3,096

		40,596

United Kingdom - 1.2%
Anglo American PLC	113,626	6,479
Antofagasta PLC	151,000	2,211
Hikma Pharmaceuticals PLC	218,800	1,807
Kazakhmys PLC	40,900	1,050
Mondi PLC (Æ)	35,832	310
SABMiller PLC	87,100	2,204
Tullow Oil PLC	500,600	4,870

		18,931

United States - 0.9%
Central European Distribution Corp. (Æ)(Ñ)	97,200	4,002
CTC Media, Inc. (Æ)(Ñ)	61,300	1,498
NII Holdings, Inc. (Æ)(Ñ)	27,500	2,310
Southern Copper Corp. (Ñ)	57,900	6,526

		14,336

	Principal Amount ($) or Shares	Market Value $
Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA	1,306,495	146

Zimbabwe - 0.0%
Delta Corp., Ltd.	1,323,859	308

Total Common Stocks (cost $824,523)		1,349,027

Preferred Stocks - 5.1%
Brazil - 4.1%
Aracruz Celulose SA	306,400	1,936
Banco Bradesco SA (Æ)	109,874	2,859
Banco Itau Holding Financeira SA	98,410	4,517
Brasil Telecom Participacoes SA	204,300	2,689
Braskem SA	214,935	1,971
Centrais Eletricas Brasileiras SA (Æ)	278,984,500	7,244
Cia Brasileira de Distribuicao Grupo Pao de Acucar	31,280,000	1,183
Cia de Tecidos do Norte de Minas—Coteminas	8,339,740	1,085
Cia Paranaense de Energia	204,200,000	3,378
Cia Vale do Rio Doce (Æ)	13,944	586
Duratex SA (Æ)	16,600	487
Eletropaulo Metropolitana de Sao Paulo SA	8,520,000	557
Gerdau SA	19,400	489
Investimentos Itau SA	198,743	1,258
Petroleo Brasileiro SA	352,900	9,877
Tam SA	43,300	1,173
Tele Norte Leste Participacoes SA	262,400	5,587
Usinas Siderurgicas de Minas Gerais SA	282,800	17,375
Votorantim Celulose e Papel SA (Æ)	49,000	1,163

		65,414

Chile - 0.1%
Embotelladora Andina SA
Class A	13,200	40
Class B	318,000	1,049

		1,089

Colombia - 0.0%
BanColombia SA	7,200	65

Russia - 0.1%
Transneft	1,330	2,434

Emerging Markets Fund	9

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Korea - 0.8%
Hyundai Motor Co.	14,440	703
Samsung Electronics Co., Ltd. (Ñ)	25,306	12,591

		13,294

Total Preferred Stocks (cost $47,189)		82,296

	Notional Amount $
Options Purchased - 0.3%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
Aug 2007 53,374.55 (BRL) Call (280)	7,935	123
Aug 2007 54,660.00 (BRL) Call (70)	2,032	11

		134

South Korea - 0.3%
Kospi 200 Index Futures Sep 2007 188.11 (KRW) Call (110)	11,255	4,020

Total Options Purchased (cost $2,610)		4,154

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 6.9%
United States - 6.9%
Russell Investment Company Money Market Fund	106,615,000	106,615
Unites States Treasury Bills (ç)(ž)(§)
4.665% due 09/27/07	2,600	2,581
4.792% due 09/27/07	1,500	1,489
4.873% due 09/27/07	600	596

Total Short-Term Investments (cost $111,281)		111,281

Other Securities - 7.7%
Russell Investment Company Money Market Fund (×)	21,103,171	21,103
State Street Securities Lending Quality Trust (×)	102,457,071	102,457

Total Other Securities (cost $123,560)		123,560

Total Investments - 103.9% (identified cost $1,109,163)		1,670,318

Other Assets and Liabilities, Net - (3.9%)		(62,630)

Net Assets - 100.0%		1,607,688

See accompanying notes which are an integral part of the financial statements.

10	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong) expiration date 08/07 (289)	31,229	152

JSE-40 Index (South Africa) expiration date 09/07 (660)	23,993	(198)

MEX BOLSA Index (Mexico) expiration date 09/07 (480)	13,560	(59)

MSCI Taiwan Index expiration date 08/07 (820)	28,946	(845)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(950)

Options Written (Number of Contracts)	Notional Amount $	Market Value $

Brazil
Bovespa Index Futures Aug 2007 53,374.55 (BRL) Put (280)	7,935	(45)
Aug 2007 54,660.00 (BRL) Put (70)	2,032	(39)

South Korea
Kospi 200 Index Futures Sep 2007 188.11 (KRW) Put (110)	11,255	(598)

Total Liability for Options Written (premiums received $646)		(682)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	11

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	509	BRL	1,000	09/19/07	18
USD	1,017	BRL	2,000	09/19/07	36
USD	1,037	BRL	2,000	09/19/07	16
USD	1,221	BRL	2,400	09/19/07	44
USD	2,037	BRL	4,000	09/19/07	71
USD	2,047	BRL	4,000	09/19/07	60
USD	2,637	BRL	5,000	09/19/07	(3)
USD	6,862	BRL	13,500	09/19/07	251
USD	8,854	BRL	17,000	09/19/07	102
USD	541	KRW	500,000	09/19/07	4
USD	543	KRW	500,000	09/19/07	2
USD	1,086	KRW	1,000,000	09/19/07	3
USD	1,948	KRW	1,800,000	09/19/07	14
USD	2,164	KRW	2,000,000	09/19/07	16
USD	3,029	KRW	2,800,000	09/19/07	22
USD	9,082	KRW	8,400,000	09/19/07	72
USD	12,473	KRW	11,500,000	09/19/07	59
USD	258	MXN	2,800	09/19/07	(4)
USD	278	MXN	3,000	09/19/07	(5)
USD	454	MXN	5,000	09/19/07	(1)
USD	552	MXN	6,000	09/19/07	(7)
USD	920	MXN	10,000	09/19/07	(12)
USD	1,123	MXN	12,200	09/19/07	(15)
USD	1,363	MXN	15,000	09/19/07	(1)
USD	1,855	MXN	20,000	09/19/07	(39)
USD	4,540	MXN	50,000	09/19/07	—
USD	177	MYR	613	08/01/07	—
USD	96	MYR	331	08/02/07	—
USD	315	MYR	1,093	08/03/07	1
USD	16	SGD	24	08/01/07	—
USD	275	THB	9,234	08/01/07	(1)
USD	306	THB	10,291	08/01/07	(2)
USD	429	THB	14,412	08/01/07	(2)
USD	552	TRY	711	08/01/07	2
USD	20	ZAR	142	08/01/07	—
USD	72	ZAR	508	08/02/07	(1)
USD	40	ZAR	284	08/03/07	—
USD	210	ZAR	1,494	08/06/07	(2)
USD	110	ZAR	800	09/19/07	1
USD	425	ZAR	3,000	09/19/07	(9)
USD	689	ZAR	5,000	09/19/07	5
USD	968	ZAR	7,000	09/19/07	4
USD	1,385	ZAR	10,000	09/19/07	3
USD	1,416	ZAR	10,258	09/19/07	9
USD	1,682	ZAR	12,200	09/19/07	12
USD	3,156	ZAR	22,900	09/19/07	23
USD	3,335	ZAR	24,000	09/19/07	(3)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	4,513	ZAR	32,742	09/19/07	33
USD	8,960	ZAR	64,000	09/19/07	(75)
BRL	402	USD	211	08/01/07	(3)
BRL	456	USD	242	08/01/07	—
BRL	440	USD	233	08/02/07	—
BRL	1,000	USD	508	09/19/07	(19)
BRL	1,000	USD	511	09/19/07	(16)
BRL	1,000	USD	534	09/19/07	8
BRL	2,000	USD	1,070	09/19/07	16
BRL	3,000	USD	1,539	09/19/07	(42)
BRL	3,900	USD	1,982	09/19/07	(72)
CAD	1,384	USD	1,296	07/31/07	(2)
CAD	282	USD	264	08/02/07	—
COP	26,107	USD	13	07/31/07	—
COP	176,457	USD	90	07/31/07	—
GBP	614	USD	1,244	08/01/07	(4)
HKD	2,685	USD	343	08/02/07	—
IDR	2,585,685	USD	277	08/01/07	(3)
IDR	19,239,181	USD	2,060	08/01/07	(26)
IDR	30,460,504	USD	3,261	08/01/07	(41)
IDR	954,568	USD	102	08/03/07	(1)
KRW	463,457	USD	507	08/01/07	3
KRW	100,000	USD	108	09/19/07	(1)
KRW	300,000	USD	324	09/19/07	(3)
KRW	500,000	USD	540	09/19/07	(5)
KRW	1,500,000	USD	1,623	09/19/07	(12)
KRW	1,600,000	USD	1,731	09/19/07	(12)
MXN	21,343	USD	1,943	07/31/07	(1)
MXN	312	USD	28	08/01/07	—
MXN	4,000	USD	371	09/19/07	8
MXN	5,000	USD	461	09/19/07	6
MYR	4,542	USD	1,307	08/01/07	(8)
PHP	14,866	USD	327	08/01/07	(1)
PHP	10,851	USD	239	08/02/07	—
THB	713	USD	21	08/01/07	—
THB	674	USD	20	08/02/07	—
THB	14,890	USD	439	08/02/07	(2)
THB	16,146	USD	476	08/02/07	(2)
ZAR	1,288	USD	187	08/01/07	6
ZAR	5,717	USD	809	08/02/07	10
ZAR	32,168	USD	4,532	08/02/07	36
ZAR	658	USD	93	08/03/07	1
ZAR	2,551	USD	358	08/03/07	1
ZAR	11,761	USD	1,649	08/03/07	5
ZAR	15,275	USD	2,152	08/03/07	16
ZAR	15,666	USD	2,196	08/03/07	6
ZAR	3,000	USD	432	09/19/07	15

See accompanying notes which are an integral part of the financial statements.

12	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
ZAR	5,000	USD	692	09/19/07	(2)
ZAR	5,300	USD	731	09/19/07	(5)
ZAR	8,000	USD	1,159	09/19/07	49
ZAR	10,000	USD	1,373	09/19/07	(15)
ZAR	10,600	USD	1,460	09/19/07	(12)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					577

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	13

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	4.9	79,099
Consumer Discretionary	3.5	55,997
Consumer Staples	3.9	63,187
Financial Services	21.5	346,549
Health Care	0.9	13,760
Integrated Oils	5.6	89,561
Materials and Processing	18.7	301,172
Miscellaneous	2.9	46,265
Other Energy	4.0	64,437
Producer Durables	1.3	21,364
Technology	9.3	148,874
Utilities	12.5	201,058
Options Purchased	0.3	4,154
Short-Term Investments	6.9	111,281
Other Securities	7.7	123,560

Total Investments	103.9	1,670,318
Other Assets and Liabilities, Net	(3.9)	(62,630)

Net Assets	100.0	1,607,688

Geographic Diversification	% of Net Assets	Market Value $

Africa	6.3	100,752
Asia	44.4	714,091
Europe	13.3	214,419
Latin America	18.6	299,792
Middle East	4.4	69,896
Other Regions	8.0	128,877
United Kingdom	1.2	18,931
Other Securities	7.7	123,560

Total Investments	103.9	1,670,318
Other Assets and Liabilities, Net	(3.9)	(62,630)

Net Assets	100.0	1,607,688

See accompanying notes which are an integral part of the financial statements.

14	Emerging Markets Fund

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.4%
Apartments - 14.8%
American Campus Communities, Inc. (ö)	51,400	1,313
Apartment Investment & Management Co. Class A (ö)(Ñ)	467,275	19,742
Archstone-Smith Trust (ö)	993,934	57,062
AvalonBay Communities, Inc. (ö)	708,008	76,444
Boardwalk Real Estate Investment Trust (ö)	25,900	1,102
BRE Properties, Inc. Class A (ö)	107,250	5,419
Camden Property Trust (ö)	530,300	29,145
Equity Residential (ö)(Ñ)	1,214,663	48,356
Essex Property Trust, Inc. (ö)(Ñ)	301,009	32,383
GAGFAH SA	42,100	832
Home Properties, Inc. (ö)	43,500	2,014
Mid-America Apartment Communities, Inc. (ö)	89,700	4,048
New City Residence Investment Corp. Class A (ö)	136	709
Patrizia Immobilien AG	57,804	885
Post Properties, Inc. (ö)	135,000	5,945
UDR, Inc. (ö)(Ñ)	336,415	7,768

		293,167

Diversified - 10.7%
British Land Co. PLC (ö)	296,934	7,392
CA Immobilien Anlagen AG (Æ)	54,251	1,393
Castellum AB	176,894	2,148
Cheung Kong Holdings, Ltd.	80,000	1,122
Colonial Properties Trust (ö)	177,900	6,154
Eurocastle Investment, Ltd.	20,882	867
Fonciere Des Regions	14,866	2,248
Forest City Enterprises, Inc. Class A	45,222	2,461
GPT Group	675,089	2,560
Great Eagle Holdings, Ltd.	906,000	3,398
Heiwa Real Estate Co., Ltd.	153,000	1,079
Helical Bar PLC	123,300	1,101
Henderson Land Development Co., Ltd.	312,000	2,242
Hysan Development Co., Ltd.	993,000	2,564
iStar Financial, Inc. (ö)(Ñ)	145,000	5,268
IVG Immobilien AG	27,798	1,013
Kenedix Realty Investment Corp. Class A (ö)	280	2,012
Kerry Properties, Ltd.	268,000	1,933
Land Securities Group PLC (ö)	283,049	9,602
Mirvac Group	215,598	931
Mitsubishi Estate Co., Ltd.	409,000	10,394

	Principal Amount ($) or Shares	Market Value $
Mitsui Fudosan Co., Ltd.	379,000	9,923
Quintain Estates & Development PLC	65,600	1,209
Spirit Finance Corp. (ö)(Ñ)	239,900	3,486
Sponda OYJ	113,990	1,616
Stockland	228,500	1,495
Sun Hung Kai Properties, Ltd.	225,000	2,860
Unibail-Rodamco	41,096	9,730
Vornado Realty Trust (ö)(Ñ)	995,952	106,597
Washington Real Estate Investment Trust (ö)(Ñ)	170,200	5,079
Wharf Holdings, Ltd.	525,000	2,171

		212,048

Free Standing Retail - 0.2%
Realty Income Corp. (ö)	141,800	3,328

Health Care - 5.6%
Cogdell Spencer, Inc. (ö)(Ñ)	27,550	477
Health Care Property Investors, Inc. (ö)	657,500	17,910
Health Care REIT, Inc. (ö)	479,900	17,617
Healthcare Realty Trust, Inc. (ö)(Ñ)	255,200	5,926
LTC Properties, Inc. (ö)(Ñ)	244,450	4,906
Nationwide Health Properties, Inc. (ö)	1,038,100	24,738
Omega Healthcare Investors, Inc. (ö)(Ñ)	308,500	3,989
Senior Housing Properties Trust (ö)(Ñ)	298,750	5,162
Ventas, Inc. (ö)	934,400	30,480

		111,205

Industrial - 7.7%
AMB Property Corp. (ö)(Ñ)	875,400	46,641
DCT Industrial Trust, Inc. (ö)(Ñ)	783,200	7,675
First Potomac Realty Trust (ö)(Ñ)	170,900	3,348
Goodman Group	366,500	1,880
ProLogis (ö)(Ñ)	1,590,644	90,508
ProLogis European Properties	53,700	828
Segro PLC (ö)	205,689	2,244

		153,124

Lodging/Resorts - 9.1%
Ashford Hospitality Trust, Inc. (ö)	337,300	3,447
DiamondRock Hospitality Co. (ö)(Ñ)	572,250	9,637
FelCor Lodging Trust, Inc. (ö)(Ñ)	226,250	4,968
Hilton Hotels Corp.	377,900	16,707
Hospitality Properties Trust (ö)(Ñ)	65,900	2,528
Host Hotels & Resorts, Inc. (ö)(Ñ)	3,888,698	82,129
LaSalle Hotel Properties (ö)(Ñ)	475,200	19,022
Shangri-La Asia, Ltd.	630,000	1,492

Real Estate Securities Fund	15

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Starwood Hotels & Resorts Worldwide, Inc.	559,575	35,231
Strategic Hotels & Resorts, Inc. (ö)(Ñ)	208,450	4,436

		179,597

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (ö)(Ñ)	215,200	9,762

Mixed Industrial/Office - 1.0%
Liberty Property Trust (ö)	419,400	15,732
PS Business Parks, Inc. (ö)	89,000	4,548

		20,280

Office - 15.6%
Alexandria Real Estate Equities, Inc. (ö)	194,700	16,770
Alstria Office AG (Æ)	67,939	1,244
American Financial Realty Trust (ö)(Ñ)	500	4
Beni Stabili SpA	1,489,440	1,865
BioMed Realty Trust, Inc. (ö)	792,495	17,308
Boston Properties, Inc. (ö)	703,903	66,512
Brandywine Realty Trust (ö)(Ñ)	744,521	17,958
Brookfield Properties Corp.	900,002	20,340
CapitaCommercial Trust (Æ)(ö)	712,000	1,240
Commonwealth Property Office Fund	975,523	1,322
Corporate Office Properties Trust (ö)(Ñ)	135,000	5,088
DA Office Investment Corp. Class A (ö)	119	791
Daibiru Corp.	72,000	1,028
Derwent London PLC (ö)	144,763	4,851
Douglas Emmett, Inc. (ö)(Ñ)	653,000	15,058
Fabege AB	97,054	1,022
Great Portland Estates PLC (ö)	164,126	2,136
Highwoods Properties, Inc. (ö)(Ñ)	230,000	7,482
Hongkong Land Holdings, Ltd.	1,196,000	5,068
HRPT Properties Trust (ö)(Ñ)	601,600	5,625
ING Office Fund	685,124	971
Kilroy Realty Corp. (ö)(Ñ)	228,100	14,696
Mack-Cali Realty Corp. (ö)(Ñ)	452,950	17,484
Maguire Properties, Inc. (ö)	29,900	855
Norwegian Property ASA	121,816	1,458
Parkway Properties, Inc. (ö)(Ñ)	93,000	3,774
SL Green Realty Corp. (ö)	605,549	73,526
Societe Immobiliere de Location pour l’Industrie et le Commerce	6,217	1,008
Tishman Speyer Office Fund	487,700	960
Tokyo Tatemono Co., Ltd.	129,000	1,566
Vastned Offices/Industrial	12,797	426

		309,436

	Principal Amount ($) or Shares	Market Value $
Regional Malls - 15.5%
Aeon Mall Co., Ltd.	69,000	2,090
CBL & Associates Properties, Inc. (ö)(Ñ)	118,200	3,769
CFS Gandel Retail Trust	873,091	1,584
General Growth Properties, Inc. (ö)(Ñ)	1,401,200	67,230
Macerich Co. (The) (ö)(Ñ)	752,920	55,076
Simon Property Group, Inc. (ö)(Ñ)	1,740,599	150,614
Taubman Centers, Inc. (ö)(Ñ)	504,456	24,259
Westfield Group	158,317	2,553

		307,175

Self Storage - 3.9%
Extra Space Storage, Inc. (ö)(Ñ)	440,300	6,182
Public Storage, Inc. (ö)(Ñ)	1,019,121	71,430

		77,612

Shopping Centers - 10.3%
Cedar Shopping Centers, Inc. (ö)(Ñ)	220,000	2,765
Corio NV	14,600	1,047
Developers Diversified Realty Corp. (ö)(Ñ)	858,626	41,214
Eurocommercial Properties NV (Æ)	5,963	291
Federal Realty Investors Trust (ö)(Ñ)	732,261	55,022
Hammerson PLC (ö)	70,661	1,699
Kimco Realty Corp. (ö)(Ñ)	657,700	24,552
Kite Realty Group Trust (ö)(Ñ)	359,400	5,736
Macquarie CountryWide Trust	95,455	159
Regency Centers Corp. (ö)(Ñ)	951,100	61,698
Saul Centers, Inc. (ö)	22,900	993
Tanger Factory Outlet Centers (ö)(Ñ)	302,100	10,099
Weingarten Realty Investors (ö)(Ñ)	200	7

		205,282

Specialty - 1.5%
Digital Realty Trust, Inc. (ö)(Ñ)	677,650	22,464
Plum Creek Timber Co., Inc. (ö)(Ñ)	183,600	7,135
Rayonier, Inc. (ö)(Ñ)	200	8

		29,607

Total Common Stocks (cost $1,532,438)		1,911,623

Short-Term Investments - 3.2%
Russell Investment Company Money Market Fund	62,677,000	62,677

Total Short-Term Investments (cost $62,677)		62,677

16	Real Estate Securities Fund

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 17.3%
Russell Investment Company Money Market Fund (×)	58,636,295	58,636
State Street Securities Lending Quality Trust (×)	284,682,475	284,682

Total Other Securities (cost $343,318)		343,318

Total Investments - 116.9% (identified cost $1,938,433)		2,317,618

Other Assets and Liabilities, Net - (16.9%)		(334,498)

Net Assets - 100.0%		1,983,120

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	17

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	2	AUD	3	08/01/07	—
USD	14	AUD	17	08/01/07	—
USD	35	AUD	41	08/01/07	—
USD	163	AUD	191	08/01/07	(1)
USD	2	AUD	2	08/02/07	—
USD	18	AUD	21	08/02/07	—
USD	144	AUD	169	08/02/07	—
USD	72	AUD	85	08/03/07	—
USD	22	EUR	16	08/01/07	—
USD	7	JPY	774	08/01/07	—
USD	57	JPY	6,795	08/01/07	—
USD	13	JPY	1,557	08/02/07	—
USD	30	JPY	3,566	08/03/07	—
USD	40	JPY	4,747	08/03/07	—
JPY	580	USD	5	08/01/07	—
JPY	1,713	USD	14	08/02/07	—
JPY	2,475	USD	21	08/03/07	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1)

See accompanying notes which are an integral part of the financial statements.

18	Real Estate Securities Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 83.3%
Asset-Backed Securities - 21.3%
AmeriCredit Automobile Receivables Trust
Series 2005-AX Class A3
3.630% due 01/06/10	434	433
Argent Securities, Inc. (Ê)
Series 2006-M2 Class A2A
5.370% due 09/25/36	282	282
Asset Backed Securities Corp. Home Equity Loan Trust (Ê)
Series 2002-HE1 Class M1
6.970% due 03/15/32	813	813
Series 2004-HE6 Class A1
5.595% due 09/25/34	236	236
Atlantic City Electric Transition Funding LLC
Series 2003-1 Class A2
4.460% due 10/20/16	1,525	1,477
Bank One Issuance Trust
Series 2003-A9 Class A9
3.860% due 06/15/11	1,000	985
Series 2004-B2 Class B2
4.370% due 04/15/12	2,000	1,970
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2004-BO1 Class 1A1
5.520% due 09/25/34	87	87
BMW Vehicle Owner Trust
Series 2004-A Class A4
3.320% due 02/25/09	1,223	1,221
Cabela’s Master Credit Card Trust (Þ)
Series 2006-3A Class A1
5.260% due 10/15/14	1,000	1,001
California Infrastructure PG&E-1
Series 1997-1 Class A8
6.480% due 12/26/09	679	681
California Infrastructure SCE-1
Series 1997-1 Class A7
6.420% due 12/26/09	881	883
Capital Auto Receivables Asset Trust
Series 2005-1 Class A4
4.050% due 07/15/09	865	862
Series 2006-1 Class A3
5.030% due 10/15/09	1,045	1,043
Capital One Auto Finance Trust
Series 2005-BSS Class A3
4.080% due 11/15/09	780	778

	Principal Amount ($) or Shares	Market Value $
Capital One Multi-Asset Execution Trust
Series 2003-A4 Class A4
3.650% due 07/15/11	1,825	1,795
Series 2005-A2 Class A2
4.050% due 02/15/11	1,215	1,205
Series 2005-A8 Class A
4.400% due 08/15/11	1,500	1,488
Capital One Prime Auto Receivables Trust
Series 2004-3 Class A4
3.690% due 06/15/10	1,000	987
Series 2004-3 Class B
3.860% due 08/15/11	1,500	1,481
Carmax Auto Owner Trust
Series 2005-2 Class A4
4.340% due 09/15/10	2,000	1,976
Caterpillar Financial Asset Trust
Series 2006-A Class A3
5.570% due 05/25/10	1,000	1,004
Centex Home Equity
Series 2003-C Class AF4
4.960% due 04/25/32	136	135
Chase Issuance Trust
Series 2005-A10 Class A10
4.650% due 12/17/12	3,905	3,841
Chase Manhattan Auto Owner Trust
Series 2004-A Class A4
2.830% due 09/15/10	513	508
Series 2005-A Class CTFS
4.040% due 04/15/11	773	767
Series 2006-A Class A3
5.340% due 07/15/10	1,770	1,772
CIT Equipment Collateral
Series 2005-VT1 Class A3
4.120% due 08/20/08	250	249
Series 2006-VT1 Class A4
5.160% due 02/20/13	1,250	1,251
CIT Marine Trust
Series 1999-A Class A4
6.250% due 11/15/19	460	460
CIT Rv Trust
Series 1998-A Class A5
6.120% due 11/15/13	131	131
Citibank Credit Card Issuance Trust
Series 2007-A5 Class A5
5.500% due 06/22/12	4,900	4,941
Community Program Loan Trust
Series 1987-A Class A4
4.500% due 10/01/18	1,748	1,721

Short Duration Bond Fund	19

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Asset-Backed Certificates (Ê)
Series 2001-BC3 Class A
5.800% due 12/25/31	122	122
Series 2006-16 Class 2A1
5.370% due 12/25/46	292	292
Daimler Chrysler Auto Trust
Series 2005-A Class A4
3.740% due 02/08/10	4,285	4,245
E-Trade RV and Marine Trust
Series 2004-1 Class A3
3.620% due 10/08/18	1,300	1,268
Equity One ABS, Inc.
Series 2003-4 Class M1
5.369% due 10/25/34	1,500	1,478
First USA Credit Card Master Trust (Ê)
Series 1998-6 Class A
5.480% due 04/18/11	700	701
Ford Credit Auto Owner Trust
Series 2005-A Class A3
3.480% due 11/15/08	907	905
Series 2005-B Class A4
4.380% due 01/15/10	700	695
Series 2005-B Class B
4.640% due 04/15/10	1,250	1,242
Series 2005-C Class B
4.520% due 09/15/10	1,000	991
FPL Recovery Funding LLC
Series 2007-A Class A1
5.053% due 02/01/13	1,615	1,623
Fremont Home Loan Trust (Ê)
Series 2006-E Class 2A1
5.380% due 01/25/37	562	559
GE Capital Credit Card Master Note Trust
Series 2005-3 Class A
4.130% due 06/15/13	1,850	1,803
Series 2007-3 Class A2
5.400% due 06/15/13	4,000	4,029
GE Commercial Equipment Financing LLC (Ê)
Series 2004-1 Class B
5.520% due 12/20/15	468	469
GE Corporate Aircraft Financing LLC (Ê)(Þ)
Series 2004-1A Class B
6.170% due 01/25/18	237	228

	Principal Amount ($) or Shares	Market Value $
GE-WMC Mortgage Securities LLC (Ê)
Series 2006-1 Class A2A
5.360% due 08/25/36	348	348
GMAC Mortgage Corp. Loan Trust
Series 2004-GH1 Class A2
4.390% due 12/25/25	962	953
GS Auto Loan Trust
Series 2006-1 Class A3
5.370% due 12/15/10	1,300	1,302
GSAMP Trust (Ê)
Series 2004-SEA Class A2A
5.610% due 03/25/34	353	353
Series 2007-FM1 Class A2A
5.390% due 12/25/36	731	730
Harley-Davidson Motorcycle Trust
Series 2003-4 Class A2
2.690% due 04/15/11	425	417
Series 2006-3 Class A3
5.240% due 01/15/12	2,285	2,286
Honda Auto Receivables Owner Trust
Series 2003-5 Class A4
2.960% due 04/20/09	463	462
Series 2004-3 Class A4
3.280% due 02/18/10	1,685	1,663
Series 2005-2 Class A4
4.150% due 10/15/10	870	861
Series 2006-3 Class A3
5.120% due 10/15/10	590	589
Hyundai Auto Receivables Trust
Series 2004-A Class A3
2.970% due 05/15/09	181	180
Series 2005-A Class A3
3.980% due 11/16/09	996	988
Lehman XS Trust (Ê)
Series 2006-9 Class A1A
5.390% due 05/25/46	260	259
Long Beach Auto Receivables Trust
Series 2005-B Class A3
4.406% due 05/15/10	1,066	1,063
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
5.600% due 10/25/34	60	60
Marlin Leasing Receivables LLC (Þ)
Series 2005-1A Class A3
4.630% due 11/17/08	1,396	1,392
Master Asset Backed Securities Trust (Ê)
Series 2006-HE5 Class A1
5.380% due 11/25/36	704	700

20	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MBNA Credit Card Master Note Trust
Series 2005-A1 Class A1
4.200% due 09/15/10	4,205	4,177
Nissan Auto Receivables Owner Trust
Series 2004-A Class A4
2.760% due 07/15/09	991	980
Series 2005-A Class A3
3.540% due 10/15/08	251	250
Series 2005-B Class A3
3.990% due 07/15/09	616	613
Nomura Home Equity Loan, Inc.
Series 2006-AF1 Class A1
6.032% due 10/25/36	1,360	1,360
Onyx Acceptance Grantor Trust
Series 2005-A Class A4
3.910% due 09/15/11	2,000	1,979
PG&E Energy Recovery Funding LLC
Series 2005-1 Class A2
3.870% due 06/25/11	1,098	1,085
Series 2005-2 Class A1
4.850% due 06/25/11	767	764
Providian Gateway Master Trust (Þ)
Series 2004-FA Class A
3.650% due 11/15/11	1,200	1,194
Public Service New Hampshire Funding LLC
Series 2001-1 Class A2
5.730% due 11/01/10	611	613
Railcar Leasing LLC (Þ)
Series 1997-1 Class A2
7.125% due 01/15/13	857	894
SBI Heloc Trust (Ê)(Þ)
Series 2006-1A Class 1A2A
5.490% due 08/25/36	490	490
Susquehanna Auto Lease Trust (Þ)
Series 2005-1 Class B
4.710% due 07/14/08	1,700	1,695
Series 2006-1 Class A3
5.210% due 03/16/09	1,000	1,000
Toyota Auto Receivables Owner Trust
Series 2003-B Class A4
2.790% due 01/15/10	684	683
Triad Auto Receivables Owner Trust
Series 2006-A Class A3
4.770% due 01/12/11	2,000	1,994
USAA Auto Owner Trust
Series 2004-2 Class A4
3.580% due 02/15/11	1,207	1,199

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class A4
4.170% due 02/15/11	1,885	1,860
Series 2006-4 Class A2
5.160% due 11/16/09	1,885	1,884
Wachovia Auto Owner Trust
Series 2004-A Class A4
3.660% due 07/20/10	1,759	1,755
Series 2004-B Class A3
2.910% due 04/20/09	223	223
Wells Fargo Financial Auto Owner Trust 2004-A
Series 2004-A Class A4
2.670% due 08/16/10	1,072	1,065

		101,477

Certificates of Deposit - 0.4%
BNP Paribas (ž)
5.270% due 09/23/08	1,700	1,699

		1,699

Corporate Bonds and Notes - 18.0%
Abbott Laboratories (Ñ)
3.500% due 02/17/09	2,000	1,948
Allstate Corp. (The)
7.200% due 12/01/09	2,000	2,085
American Express Centurion Bank
Series BKNT
4.375% due 07/30/09	1,250	1,234
American Express Travel Related
Services Co., Inc. (Þ)
5.250% due 11/21/11	3,150	3,125
American International Group, Inc.
4.700% due 10/01/10	1,270	1,253
Ameritech Capital Funding Corp.
6.250% due 05/18/09	2,000	2,028
ASIF Global Financing XXIII (Þ)
3.900% due 10/22/08	1,070	1,052
Associates Corp. of North America
6.250% due 11/01/08	599	603
8.550% due 07/15/09	750	796
BankAmerica Corp.
7.125% due 03/01/09	1,500	1,544
Bear Stearns Cos., Inc. (The) (Ê)
5.630% due 07/16/09	1,600	1,599
BellSouth Corp.
6.000% due 10/15/11	2,000	2,034
Capital One Financial Corp.
5.700% due 09/15/11	3,415	3,394

Short Duration Bond Fund	21

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Capmark Financial Group, Inc. (Þ)
5.875% due 05/10/12	775	725
Caterpillar Financial Services Corp.
4.500% due 06/15/09	1,250	1,235
Series MTNF
4.500% due 09/01/08	2,000	1,981
Caterpillar, Inc. (Ñ)
7.250% due 09/15/09	2,150	2,234
CIT Group, Inc.
5.000% due 11/24/08	2,320	2,300
4.250% due 02/01/10 (Ñ)	1,095	1,059
Citigroup Funding, Inc. (Ê)
5.360% due 06/26/09	200	200
Citigroup, Inc. (Ñ)
6.200% due 03/15/09	2,685	2,729
ConocoPhillips
8.750% due 05/25/10	1,246	1,360
Consolidated Edison Co. of New York, Inc. (Ñ)
Series B
7.150% due 12/01/09	2,000	2,075
Countrywide Financial Corp.
Series MTN
5.800% due 06/07/12	1,725	1,669
Countrywide Home Loans, Inc.
4.125% due 09/15/09	3,430	3,303
Deutsche Bank Financial, Inc.
7.500% due 04/25/09	2,000	2,079
Exelon Generation Co. LLC
6.950% due 06/15/11	2,250	2,340
Ford Motor Credit Co. LLC
7.375% due 10/28/09	200	193
General Electric Capital Corp.
4.000% due 06/15/09 (Ñ)	1,650	1,618
4.875% due 10/21/10	3,150	3,118
5.460% due 10/21/10 (Ê)	1,000	1,000
Gillette Co. (The)
3.800% due 09/15/09	1,750	1,708
GMAC LLC (Ñ)
6.000% due 12/15/11	100	90
Goldman Sachs Capital II (ƒ)
5.793% due 12/29/49	750	709
Goldman Sachs Group, Inc. (The) (Ê)
5.410% due 03/30/09	2,100	2,098
Hertz Vehicle Financing LLC (Þ)
Series 2005-2A Class A2
4.930% due 02/25/10	1,000	996
HSBC Finance Corp.
6.500% due 11/15/08	3,270	3,314

	Principal Amount ($) or Shares	Market Value $
International Lease Finance Corp. (Ñ)
5.750% due 06/15/11	1,585	1,593
Lehman Brothers Holdings, Inc.
5.500% due 05/25/10 (Ê)	800	797
Series MTNG
3.950% due 11/10/09	1,800	1,751
Merrill Lynch & Co., Inc.
4.831% due 10/27/08 (Ñ)	1,500	1,484
Series MTNC
4.125% due 01/15/09	1,000	981
Metropolitan Life Global Funding I (Þ)
Series 144a
5.750% due 07/25/11	2,000	2,026
Morgan Stanley
3.875% due 01/15/09	2,000	1,956
National City Bank
Series BKNT
4.250% due 01/29/10	1,650	1,611
Northern States Power Co.
6.875% due 08/01/09	1,750	1,796
Procter & Gamble Co. (Ê)(Þ)
5.370% due 07/06/09	1,370	1,370
SBC Communications, Inc.
4.125% due 09/15/09	2,510	2,448
SLM Corp.
Series MTNA
4.500% due 07/26/10	1,075	1,005
Wachovia Bank NA
Series BKNT
4.375% due 08/15/08	345	340
Wachovia Corp.
5.625% due 12/15/08	2,260	2,266
Wells Fargo & Co.
4.200% due 01/15/10	1,600	1,565

		85,817

International Debt - 2.0%
Arran Residential Mortgages Funding PLC (Ê)(Þ)
Series 2006-1A Class A1B
5.340% due 04/12/36	371	370
Credit Agricole (Ê)(Þ)
5.360% due 05/28/09	300	300
5.410% due 05/28/10	300	300
HBOS Treasury Services PLC (Þ)
3.750% due 09/30/08	1,000	982
ICICI Bank, Ltd. (Ê)(Ñ)(Þ)
5.900% due 01/12/10	1,100	1,105

22	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kreditanstalt fuer Wiederaufbau (Ñ)
5.250% due 05/19/09	2,860	2,872
Svensk Exportkredit AB (Ñ)
4.625% due 02/17/09	2,855	2,832
VTB Capital SA (Ê)(Þ)
5.955% due 08/01/08	700	697

		9,458

Mortgage-Backed Securities - 33.9%
American Home Mortgage Investment Trust (Ê)
Series 2004-3 Class 5A
4.290% due 10/25/34	1,621	1,594
Series 2004-4 Class 4A
4.390% due 02/25/45	507	496
Banc of America Commercial Mortgage, Inc.
Series 2006-4 Class A2
5.522% due 09/10/11	1,200	1,197
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	8,107	7,963
Series 2006-2 Class 2A18
5.750% due 03/25/36	3,034	3,031
Banc of America Mortgage Securities, Inc.
Series 2004-2 Class 2A1
5.250% due 03/25/34	846	839
Series 2004-2 Class 5A1
6.500% due 10/25/31	227	228
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 5A1
5.447% due 04/25/33	455	451
Series 2003-8 Class 2A1 (Ê)
4.771% due 01/25/34	363	362
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.376% due 05/25/35	999	998
Bear Stearns Asset Backed Securities Trust
Series 2003-AC3 Class A1
4.000% due 07/25/33	376	369
Bear Stearns Commercial Mortgage Securities
Series 1998-C1 Class A1
6.340% due 06/16/30	46	46

	Principal Amount ($) or Shares	Market Value $
Series 2001-TOP Class A1
5.060% due 11/15/16	308	306
Bear Stearns Mortgage Funding Trust (Ê)
Series 2007-AR1 Class 2A1
5.390% due 02/25/37	1,280	1,279
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A1
4.977% due 12/11/49	1,065	1,058
Commercial Mortgage Pass Through Certificates
Series 1999-1 Class A2
6.455% due 05/15/32	841	845
Series 2004-LB2 Class A2
3.600% due 03/10/39	1,000	975
Countrywide Alternative Loan Trust
Series 2003-6T2 Class A1
6.500% due 06/25/33	55	55
Series 2003-J2 Class A1
6.000% due 10/25/33	347	344
Series 2004-12C Class 1A1
5.000% due 07/25/19	2,283	2,225
Countrywide Home Loan Mortgage Pass Through Trust (Ê)
Series 2005-HYB Class 5A1
5.250% due 02/20/36	988	988
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4 Class A2
3.908% due 08/15/36	938	923
Series 2003-CK2 Class A1
3.006% due 03/15/36	540	534
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê)
Series 2007-AR1 Class A3B
5.390% due 01/25/47	628	627
Fannie Mae
6.000% due 2008	30	30
5.500% due 2009	946	947
6.000% due 2010	79	79
6.500% due 2010	81	82
6.000% due 2011	110	110
6.500% due 2011	59	60
5.000% due 2013	603	598
6.000% due 2013	289	292
6.000% due 2014	1,432	1,446
5.500% due 2016	950	942
5.000% due 2017	80	78

Short Duration Bond Fund	23

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2017	1,464	1,455
6.000% due 2017	158	158
5.000% due 2018	3,420	3,333
5.000% due 2019	430	418
5.000% due 2020	286	278
5.000% due 2021	905	879
5.500% due 2033	70	68
6.000% due 2033	25	25
5.500% due 2034	12,271	11,905
4.648% due 2035 (Ê)	447	441
4.657% due 2035 (Ê)	3,543	3,504
4.895% due 2035 (Ê)	26,260	26,041
5.500% due 2035	17,934	17,365
6.279% due 2041 (Ê)	748	753
6.229% due 2042 (Ê)	454	462
Fannie Mae REMICS
Series 2003-16 Class BH
5.000% due 03/25/17	2,019	1,999
Series 2003-24 Class PU
3.500% due 11/25/15	193	187
Series 2003-62 Class OD
3.500% due 04/25/26	1,250	1,211
Series 2003-63 Class GU
4.000% due 07/25/33	1,007	992
Series 2003-75 Class NB
3.250% due 08/25/18	462	443
Series 2004-17 Class HA
3.000% due 01/25/19	1,755	1,617
Federal Home Loan Bank Discount Notes
Series 2004—Class 1
3.920% due 09/25/09	1,297	1,269
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê)
Series 2005-63 Class 1A1
6.229% due 02/25/45	831	830
Freddie Mac
6.000% due 2009	27	27
6.000% due 2010	50	50
8.000% due 2010	5	5
6.000% due 2011	118	119
6.000% due 2032	348	348
6.000% due 2033	611	611
4.910% due 2035 (Ê)	789	782
Freddie Mac Gold
5.500% due 2008	37	37
5.500% due 2009	96	96
6.000% due 2009	27	27

	Principal Amount ($) or Shares	Market Value $
6.500% due 2009	132	132
6.000% due 2011	175	177
6.000% due 2013	90	91
5.500% due 2014	368	365
6.000% due 2014	98	99
6.000% due 2016	412	417
5.000% due 2018	475	463
6.000% due 2028	108	108
5.500% due 2029	739	718
6.000% due 2029	209	209
6.000% due 2031	285	285
Freddie Mac REMICS
Series 2003-255 Class PB
5.500% due 08/15/30	5	5
Series 2003-258 Class NS
3.250% due 09/15/15	941	910
Series 2003-261 Class JA
3.760% due 03/15/29 (Ê)	1,112	1,059
Series 2003-263 Class CD
4.000% due 10/15/26	1,500	1,459
Series 2003-268 Class MX
4.000% due 07/15/16	1,750	1,700
Series 2004-282 Class EA
4.500% due 11/15/15	2,240	2,207
Series 2004-285 Class BA
4.500% due 02/15/20	1,139	1,117
Series 2006-314 Class LF (Ê)
5.620% due 05/15/36	592	593
Series 2007-333 Class AF (Ê)
5.470% due 10/15/20	3,052	3,050
Series 2007-333 Class BF (Ê)
5.470% due 07/15/19	491	491
Series 2007-333 Class FT (Ê)
5.470% due 08/15/19	2,360	2,358
Series 2007-334 Class FA (Ê)
5.550% due 02/15/19	2,000	2,001
GE Capital Commercial Mortgage Corp. (Ê)
Series 2001-3 Class A1
5.560% due 06/10/38	759	760
Series 2004-C3 Class A1
3.752% due 07/10/39	1,446	1,421
Series 2005-C1 Class A1
4.012% due 06/10/48	909	894
Ginnie Mae I
6.000% due 12/15/08	27	28
9.500% due 12/15/17	—	1
Ginnie Mae II (Ê)
5.750% due 07/20/27	77	78
6.000% due 02/20/32	132	133

24	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Government National Mortgage Association (Ê)
Series 2004-78 Class A
3.590% due 11/16/17	2,120	2,076
Series 2006-67 Class A
3.947% due 11/16/30	929	902
Series 2007-4 Class A
4.206% due 06/15/29	990	967
Series 2007-15 Class A
4.512% due 10/16/28	1,394	1,369
Greenpoint Mortgage Funding Trust (Ê)
Series 2006-AR8 Class 1A1A
5.400% due 01/25/47	749	749
GS Mortgage Securities Corp. II
Series 2007-GG1 Class A1
5.690% due 08/10/45	1,250	1,265
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
5.335% due 06/25/34	744	750
Harborview Mortgage Loan Trust (Ê)
Series 2006-12 Class 2A11
5.410% due 01/19/38	1,236	1,237
Indymac Index Mortgage Loan Trust (Ê)
Series 2006-AR1 Class 1A1A
5.410% due 11/25/46	567	568
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2 Class A1
4.326% due 12/12/34	676	661
Series 2005-LDP Class A1
4.655% due 08/15/42	1,296	1,280
4.613% due 10/15/42	830	822
LB-UBS Commercial Mortgage Trust
Series 2003-C3 Class A1
2.599% due 05/15/27	1,217	1,198
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1
5.800% due 06/15/30	931	932
Merrill Lynch Mortgage Trust
Series 2006-C1 Class A1
5.528% due 05/12/39	2,264	2,265
Morgan Stanley Capital I
Series 2003-T11 Class A1
3.260% due 06/13/41	482	475
Series 2005-HQ6 Class A1
4.646% due 08/13/42	1,508	1,486

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley Dean Witter Capital I
Series 2002-HQ Class A2
6.090% due 04/15/34	43	43
Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2
5.720% due 02/25/34	174	174
Series 2004-CL1 Class 2A2
5.720% due 02/25/19	40	40
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP2 Class A1
4.000% due 12/25/18	725	685
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2002-AR3 Class A1
5.650% due 09/19/32	39	39
Structured Asset Securities Corp. (Ê)
Series 2001-21A Class 1A1
7.192% due 01/25/32	21	21
Thornburg Mortgage Securities Trust (Ê)
Series 2006-6 Class A1
5.430% due 12/25/36	668	666
Wachovia Auto Owner Trust
Series 2005-B Class A4
4.840% due 04/20/11	590	587
Wachovia Bank Commercial Mortgage Trust
Series 2003-C4 Class A1
3.003% due 04/15/35	930	917
Washington Mutual Mortgage Pass-Through Certificates (Ê)
Series 2002-AR6 Class A
6.422% due 06/25/42	205	203
Series 2002-AR9 Class 1A
6.422% due 08/25/42	455	455
Series 2004-AR1 Class A2A
5.745% due 11/25/34	965	967
Series 2005-AR1 Class A1A1
5.610% due 10/25/45	220	220
Series 2006-AR1 Class 2A
6.522% due 09/25/46	750	751
Wells Fargo Mortgage Backed Securities Trust
Series 2005-9 Class 1A1
4.750% due 10/25/35	2,362	2,322
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	1,095	1,085

		161,638

Short Duration Bond Fund	25

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Non-US Bonds - 0.1%
Landwirtschaftliche Rentenbank
0.650% due 09/30/08 JPY	60,000	505

United States Government Agencies - 0.1%
Federal Home Loan Bank Discount Notes Series HK10 Zero coupon due 04/27/10	401	372

United States Government Treasuries - 7.5%
United States Treasury Notes
4.750% due 02/15/10	15,590	15,662
4.875% due 07/31/11	19,750	19,954

		35,616

Total Long-Term Investments
(cost $397,690)		396,582

Preferred Stocks - 0.5%
Financial Services - 0.5%
DG Funding Trust (Å)	219	2,305

Total Preferred Stocks
(cost $2,306)		2,305

	Notional Amount $
Options Purchased - 0.1%
(Number of Contracts)
Eurodollar Futures
Sep 2007 91.75 Put (60)	13,763	—
Dec 2007 91.25 Put (777)	177,253	5
Mar 2008 91.75 Put (450)	103,219	3
Mar 2008 92.50 Put (171)	39,544	1
Mar 2008 92.75 Put (1,009)	233,962	6
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 4.900% Aug 2007 0.00 Call (2)	21,000	—
USD Three Month LIBOR/USD 5.000% Feb 2008 0.00 Call (1)	27,800	130
USD Three Month LIBOR/USD 4.750% Mar 2008 0.00 Call (2)	45,700	167
USD Three Month LIBOR/USD 4.750% Sep 2008 0.00 Call (2)	26,100	125
USD Three Month LIBOR/USD 5.000% Dec 2008 0.00 Call (1)	20,900	139

	Notional Amount $	Market Value $

Total Options Purchased
(cost $680)		576

	Principal Amount ($) or Shares
Short-Term Investments - 16.4%
Allstate Financial Global Funding (Þ)
2.500% due 06/20/08	1,000	975
Altria Group, Inc. (Ñ)
7.650% due 07/01/08	1,500	1,527
ASIF Global Financing XVIII (Þ)
3.850% due 11/26/07	334	332
Bank of America Corp. (ž)
5.250% due 10/05/07	4,700	4,615
Bank One Corp.
2.625% due 06/30/08	2,475	2,414
Bank One NA
Series BKNT
3.700% due 01/15/08	3,470	3,442
Dutch Treasury Certificate Zero coupon due 09/28/07	500	680
Federal Home Loan Bank Discount Notes
Series DE08
5.925% due 04/09/08	1,600	1,607
FleetBoston Financial Corp.
6.375% due 05/15/08	1,970	1,983
Ford Motor Credit Co. LLC (Ê)(Ñ)
8.355% due 11/02/07	200	201
Freddie Mac
5.810% due 04/04/08	1,000	1,004
Freddie Mac Gold
4.000% due 01/01/08	502	493
4.500% due 01/01/08	535	531
6.500% due 05/01/08	19	19
HBOS Treasury Services PLC (Þ)
3.500% due 11/30/07	1,000	994
Inter-American Development Bank
6.375% due 10/22/07	5,305	5,317
Ohio Edison Co.
4.000% due 05/01/08	1,750	1,732
Ontario Electricity Financial Corp.
6.100% due 01/30/08	1,885	1,891
Principal Life Global Funding I (Þ)
2.800% due 06/26/08	4,100	3,990

26	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Province of New Brunswick Canada
3.500% due 10/23/07	1,726	1,719
Prudential Financial, Inc.
3.750% due 05/01/08	1,475	1,455
Rabobank USA Financial Corp. (ç)(ž)
5.320% due 08/01/07	3,500	3,500
Royal Bank of Scotland (ž)
5.290% due 03/26/08	1,700	1,699
Russell Investment Company Money Market Fund	21,542,553	21,542
Societe Generale NA (ž)
5.225% due 10/09/07	7,500	7,448
United States Treasury Bills (ç)(ž)(§)
4.602% due 09/13/07	200	199
4.765% due 09/13/07	255	254
4.770% due 09/13/07	105	104
4.666% due 09/27/07	150	149
US Bank NA (Ñ)
Series BKNT
4.125% due 03/17/08	1,600	1,586
Vendee Mortgage Trust
Series 2001-3 Class J
6.500% due 05/15/08	140	141

	Principal Amount ($) or Shares	Market Value $
Wells Fargo & Co.
4.125% due 03/10/08	820	813
6.250% due 04/15/08	3,927	3,940

Total Short-Term Investments
(cost $78,535)		78,296

Other Securities - 1.3%
Russell Investment Company Money Market Fund (×)	1,050,667	1,051
State Street Securities Lending Quality Trust (×)	5,101,048	5,101

Total Other Securities
(cost $6,152)		6,152

Total Investments - 101.6%
(identified cost $487,062)		483,911

Other Assets and Liabilities, Net - (1.6%)		(7,787)

Net Assets - 100.0%		476,124

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	27

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures
expiration date 06/08 (3)	979	(5)
expiration date 09/08 (3)	979	1
expiration date 12/08 (1)	326	—
expiration date 06/09 (1)	327	—
Eurodollar Futures (CME)
expiration date 12/07 (90)	21,354	15
expiration date 03/08 (678)	161,127	(161)
expiration date 06/08 (318)	75,640	(54)
expiration date 09/08 (116)	27,598	56
expiration date 12/08 (199)	47,335	62
expiration date 03/09 (4)	951	(1)
expiration date 06/09 (1)	238	1
LIBOR Futures
expiration date 06/08 (15)	3,573	(15)
United States Treasury 2 Year Notes
expiration date 09/07 (34)	6,968	43

Short Positions
United States Treasury Bonds expiration date 09/07 (248)	27,296	(198)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(256)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Swaptions
(Fund Pays/Fund Receives)
USD 4.900%/USD Three Month LIBOR
Aug 2007 0.00 Call (1)	3,000	—
USD 5.000%/USD Three Month LIBOR
Aug 2007 0.00 Call (1)	1,000	—
USD 5.100%/USD Three Month LIBOR
Feb 2008 0.00 Call (1)	12,000	(92)
USD 4.900%/USD Three Month LIBOR
Mar 2008 0.00 Call (2)	12,100	(74)
USD 4.950%/USD Three Month LIBOR
Mar 2008 0.00 Call (1)	8,000	(54)
USD 4.950%/USD Three Month LIBOR
Sep 2008 0.00 Call (2)	11,300	(105)
USD 5.200%/USD Three Month LIBOR
Dec 2008 0.00 Call (1)	7,000	(110)

Total Liability for Options Written (premiums received $643)		(435)

See accompanying notes which are an integral part of the financial statements.

28	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	581	USD	803	08/27/07	7
JPY	58,617	USD	486	10/25/07	(14)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(7)

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	1,500	5.000%	Three Month LIBOR	12/19/09	(1)
BNP Paribas	EUR	1,200	2.090%	Consumer Price Index (France)	10/15/10	15
Deutsche Bank	GBP	600	6.000%	Six Month LIBOR	12/20/08	(3)
Deutsche Bank	USD	6,600	5.000%	Three Month LIBOR	12/19/09	(6)
Goldman Sachs	EUR	700	4.000%	Six Month LIBOR	03/20/09	(6)
Goldman Sachs	MXN	2,300	7.780%	Mexico Interbank 28 Day Deposit Rate	04/03/12	(3)
JP Morgan	EUR	200	1.947%	Consumer Price Index (France)	03/15/12	(2)
Lehman Brothers	GBP	1,500	4.500%	Six Month LIBOR	09/20/09	(95)
Merrill Lynch	BRL	700	12.948%	Brazil Interbank Deposit Rate	01/04/10	13
Morgan Stanley	USD	3,200	5.000%	Three Month LIBOR	06/20/09	(7)
Royal Bank of Scotland	USD	200	Three Month LIBOR	5.00%	12/19/17	8

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($40)						(87)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	29

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate	Termination Date	Market Value $

Brazilian Government International Bond	Barclays Bank PLC	USD	1,000	0.290%	06/20/09	(6)
Brazilian Government International Bond	Lehman Brothers	USD	3,200	1.120%	11/20/11	15
Dow Jones CDX High Volatility Index	Bank of America	USD	200	2.750%	06/20/12	(16)
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%	06/20/12	(27)
Dow Jones CDX High Volatility Index	Citibank	USD	500	(2.750%)	06/20/12	(39)
Dow Jones CDX High Volatility Index	Credit Suisse First Boston	USD	500	2.750%	06/20/12	(40)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	200	(0.600%)	06/20/17	(8)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	200	2.750%	06/20/12	(17)
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	2,600	1.400%	06/20/12	(194)
Dow Jones CDX High Volatility Index	UBS	USD	200	0.600%	06/20/17	(8)
Gaz Capital for Gazprom	JP Morgan	USD	2,700	0.415%	11/20/07	—
Gaz Capital for Gazprom	Morgan Stanley	USD	1,400	0.860%	11/20/11	(7)
General Motors Acceptance Corp. LLC	Lehman Brothers	USD	700	1.680%	09/20/08	(11)
General Motors Acceptance Corp. SP	Merrill Lynch	USD	1,000	1.850%	09/20/09	(30)
Goldman Sachs	Barclays Bank PLC	USD	1,300	0.320%	09/20/08	(1)
Lehman Brothers	Barclays Bank PLC	USD	800	0.190%	09/20/08	(3)
Lehman Brothers	Royal Bank of Scotland	USD	500	0.300%	09/20/08	(1)
Republic of Indonesia	Royal Bank of Scotland	USD	1,000	0.400%	12/20/08	(9)
Republic of Indonesia	Royal Bank of Scotland	USD	1,000	0.437%	06/20/09	(15)
Republic of Panama	Deutsche Bank	USD	300	0.250%	12/20/08	(1)
Republic of Ukraine	HSBC	USD	1,000	0.490%	06/20/09	(12)
Russia Government International Bond	Barclays Bank PLC	USD	1,000	0.275%	06/20/09	(5)
Russia Government International Bond	Merrill Lynch	USD	1,000	0.305%	12/20/08	(2)
SoftBank Corp.	Deutsche Bank	JPY	30,000	2.300%	09/20/07	1

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($163)						(436)

See accompanying notes which are an integral part of the financial statements.

30	Short Duration Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 97.3%

Alabama - 0.3%
County of Jefferson Alabama General Obligation Unlimited (m)	500	5.000	04/01/10	515
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	252
Mobile County Board of School Commissioners General Obligation Unlimited (m)(æ)	375	5.000	03/01/12	390

				1,157

Alaska - 0.4%
City of Anchorage Alaska General Obligation Unlimited (m)(æ)	500	5.750	12/01/16	531
Northern TOB Securitization Corp. Revenue Bonds	930	4.625	06/01/23	900

				1,431

Arizona - 1.3%
Arizona State Transportation Board Revenue Bonds	500	5.250	07/01/12	525
Arizona State Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,597
Maricopa County Pollution Control Corp. Revenue Bonds	1,000	2.900	06/01/35	982
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,350	5.000	01/01/25	1,395

				4,499

California - 9.0%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	607
California State Department of Water Resources Revenue Bonds	250	5.500	05/01/10	261
California State Department of Water Resources Revenue Bonds (m)	1,000	5.250	05/01/12	1,063
California Statewide Communities Development Authority Revenue Bonds (Ê)(m)	610	4.100	04/01/28	614
California Statewide Communities Development Authority Revenue Bonds (Ê)	1,000	5.200	12/01/29	1,021
California Statewide Communities Development Authority Revenue Bonds (Ê)	1,100	2.625	04/01/34	1,089
California Statewide Communities Development Authority Revenue Bonds	1,500	5.250	03/01/45	1,535
Golden State Tobacco Securitization Corp. Revenue Bonds (m)	500	5.000	06/01/20	513
Golden State Tobacco Securitization Corp. Revenue Bonds (æ)	80	5.000	06/01/21	81
Golden State Tobacco Securitization Corp. Revenue Bonds (m)	750	4.600	06/01/23	658
Golden State Tobacco Securitization Corp. Revenue Bonds	1,790	4.500	06/01/27	1,691
Golden State Tobacco Securitization Corp. Revenue Bonds	750	5.300	06/01/37	538
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	889
Los Angeles Unified School District General Obligation Unlimited (m)	215	4.250	07/01/28	204
Roseville Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	601
Santa Clara Unified School District General Obligation Unlimited (m)	2,895	5.000	07/01/26	2,985
Southern California Public Power Authority Revenue Bonds (m)	405	5.375	01/01/12	431
State of California General Obligation Unlimited	1,000	6.600	02/01/10	1,067
State of California General Obligation Unlimited	2,050	5.000	02/01/12	2,145
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,063
State of California General Obligation Unlimited	500	5.250	02/01/14	536
State of California General Obligation Unlimited	550	5.000	08/01/14	583
State of California General Obligation Unlimited	1,000	5.000	03/01/17	1,058
State of California General Obligation Unlimited	2,000	5.250	02/01/25	2,098
State of California General Obligation Unlimited (m)	1,500	5.000	02/01/26	1,543

Tax Exempt Bond Fund	31

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of California General Obligation Unlimited (m)	1,500	5.250	02/01/30	1,563
State of California General Obligation Unlimited	1,250	5.000	02/01/33	1,276
Tobacco Securitization Authority of Southern California Revenue Bonds	970	4.750	06/01/25	940
University of California Revenue Bonds (m)	1,500	5.000	05/15/13	1,594
University of California Revenue Bonds (m)	1,000	5.000	05/15/33	1,032

				31,279

Colorado - 0.9%
Colorado Department of Transportation Revenue Bonds (m)	265	6.000	06/15/08	270
Colorado Health Facilities Authority Revenue Bonds (m)(æ)	1,000	5.500	05/15/14	1,039
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,037
Colorado Housing & Finance Authority Revenue Bonds	40	7.250	04/01/10	40
Colorado Housing & Finance Authority Revenue Bonds	45	6.300	08/01/12	46
Colorado Housing & Finance Authority Revenue Bonds (Ê)	45	6.300	08/01/16	46
Colorado Housing & Finance Authority Revenue Bonds	30	6.700	10/01/16	30
Jefferson County School District R-001 General Obligation Unlimited (m)	500	5.000	12/15/14	534

				3,042

Delaware - 0.2%
Delaware State Economic Development Authority Revenue Bonds	225	6.500	01/01/08	228
Delaware State Economic Development Authority Revenue Bonds (Ê)(m)	250	4.900	05/01/26	257
University of Delaware Revenue Bonds (Ê)	170	3.680	11/01/26	170

				655

District of Columbia - 0.6%
District of Columbia General Obligation Unlimited (m)	1,000	5.500	06/01/09	1,030
District of Columbia Revenue Bonds (m)	1,000	5.000	02/01/12	1,043

				2,073

Florida - 8.0%
City of Lakeland Florida Revenue Bonds	1,500	5.000	11/15/32	1,491
City of Pembroke Pines Florida Revenue Bonds (m)	1,000	5.000	10/01/16	1,071
City of Tallahassee Florida Revenue Bonds (m)	500	5.000	10/01/11	522
County of Hillsborough Florida Revenue Bonds	40	6.200	12/01/08	40
County of Hillsborough Florida Revenue Bonds (m)	1,000	5.500	08/01/12	1,072
County of Miami-Dade Florida Revenue Bonds (m)	1,000	5.000	06/01/14	1,055
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,045
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,059
Florida Department of Childrens & Family Services Certificate Of Participation (m)	1,175	5.000	10/01/15	1,242
Florida Hurricane Catastrophe Fund Revenue Bonds	1,600	5.000	07/01/10	1,650
Florida State Board of Education General Obligation Unlimited	1,500	5.000	01/01/09	1,525
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,068
Florida State Board of Education Revenue Bonds (m)	1,000	5.250	01/01/13	1,064
Florida State Division of Bond Finance Revenue Bonds (m)	1,600	5.250	07/01/13	1,656
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	529
Highlands County Health Facilities Authority Revenue Bonds	1,500	5.250	11/15/36	1,516

32	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Hillsborough County Educational Facilities Authority Revenue Revenue Bonds (m)	775	5.750	04/01/18	799
Jacksonville Health Facilities Authority Revenue Bonds (Ê)(m)	130	3.660	08/15/19	130
Miami-Dade County Educational Facilities Authority Revenue Bonds (m)(æ)	1,750	5.000	04/01/34	1,857
Miami-Dade County School Board Certificate Of Participation (m)	1,000	5.000	05/01/15	1,060
North Miami Florida Revenue Bonds (m)	1,325	5.000	04/01/10	1,363
Orlando Utilities Commission Revenue Bonds	1,000	5.900	10/01/08	1,024
Orlando Utilities Commission Revenue Bonds (æ)	630	5.250	10/01/20	670
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	388
Palm Beach County School Board Certificate Of Participation (m)	1,000	5.000	08/01/14	1,057
Palm Glades Community Development District Special Assessment	1,005	4.850	08/01/11	983
Tampa-Hillsborough County Expressway Authority Revenue Bonds (m)	1,000	5.000	07/01/14	1,062

				27,998

Georgia - 2.3%
County of Fulton Georgia Revenue Bonds (m)	1,500	5.250	01/01/35	1,572
Dalton Georgia Revenue Bonds (m)	500	5.750	01/01/09	513
Georgia Municipal Electric Authority Revenue Bonds (m)	850	6.250	01/01/17	993
Georgia State Road & Tollway Authority Revenue Bonds	590	5.250	03/01/11	618
Gwinnett County School District General Obligation Unlimited	1,750	5.000	02/01/11	1,819
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	853
State of Georgia General Obligation Unlimited	1,000	5.750	08/01/08	1,020
State of Georgia General Obligation Unlimited	600	6.500	12/01/09	637

				8,025

Hawaii - 0.8%
Hawaii Housing & Community Development Corp. Revenue Bonds	420	3.700	01/01/22	415
Kauai County Hawaii General Obligation Unlimited (m)(æ)	375	6.250	08/01/19	401
State of Hawaii General Obligation Unlimited (m)	1,000	5.750	01/01/10	1,044
State of Hawaii General Obligation Unlimited (m)	1,000	5.000	03/01/12	1,048

				2,908

Idaho - 0.4%
Boise State University Revenue Bonds (m)(æ)	1,230	5.375	04/01/22	1,309
Boise State University Revenue Bonds (m)	20	5.375	04/01/22	21
Idaho Health Facilities Authority Revenue Bonds (Ê)(m)	100	3.670	07/01/35	100

				1,430

Illinois - 4.5%
Chicago Metropolitan Water Reclamation District-Greater Chicago General Obligation Unlimited	2,000	6.500	12/01/07	2,018
City of Chicago Illinois General Obligation Unlimited (m)	750	6.000	01/01/11	794
City of Chicago Illinois General Obligation Unlimited (m)	2,135	5.000	12/01/23	2,234
City of Chicago Illinois Tax Allocation (m)	700	Zero coupon	12/01/07	691
Cook County Community Consolidated School District No. 15-Palatine General Obligation Limited (m)	2,235	Zero coupon	12/01/13	1,722
County of Cook Illinois General Obligation Unlimited (m)(æ)	2,160	5.375	11/15/21	2,276

Tax Exempt Bond Fund	33

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Illinois Finance Authority Revenue Bonds (m)	400	Zero coupon	01/01/10	363
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	713
Illinois Finance Authority Revenue Bonds	750	5.000	06/01/14	776
Illinois Finance Authority Revenue Bonds	1,250	5.000	05/01/30	1,238
Illinois Finance Authority Revenue Bonds	575	5.000	04/01/36	571
Illinois Health Facilities Authority Revenue Bonds	295	6.000	05/15/10	299
Illinois Housing Development Authority Revenue Bonds	500	4.850	01/01/37	494
Lake County Community Unit School District No. 116-Round Lake General Obligation Unlimited (m)	400	7.600	02/01/14	483
State of Illinois Revenue Bonds (m)	1,000	5.000	06/15/16	1,068

				15,740

Indiana - 1.7%
Columbus Multi School Building Corp. Indiana Revenue Bonds (m)	450	5.000	01/10/10	462
Indiana Bond Bank Revenue Bonds (m)	315	5.750	08/01/13	325
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.500	11/15/10	1,051
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.000	11/01/11	1,036
Indiana State Finance Authority Revenue Bonds (m)	925	5.000	07/01/11	960
Indiana State Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,631
Indiana University Revenue Bonds (æ)	500	5.750	08/01/10	524

				5,989

Iowa - 0.4%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	304
Tobacco Settlement Authority of Iowa Revenue Bonds (æ)	1,000	5.600	06/01/35	1,069

				1,373

Kansas - 1.1%
Butler & Sedgwick Counties Unified School District No. 385 Andover General Obligation Unlimited (m)	500	5.000	09/01/09	512
Kansas Development Finance Authority Revenue Bonds (m)	150	5.000	08/01/10	155
Kansas Development Finance Authority Revenue Bonds (m)	1,000	5.000	08/01/13	1,059
Kansas State Department of Transportation Revenue Bonds (Ê)	1,000	3.670	09/01/20	1,000
Wyandotte County-Kansas City Unified Government Revenue Bonds	305	4.750	12/01/16	313
Wyandotte County-Kansas City Unified Government Transportation Development District Revenue Bonds	740	4.875	10/01/28	723

				3,762

Kentucky - 0.5%
Louisville & Jefferson County Metropolitan Government Revenue Bonds	1,750	5.250	10/01/36	1,780

Louisiana - 0.8%
Louisiana Energy & Power Authority Revenue Bonds (m)	200	5.500	01/01/08	201
Louisiana Offshore Terminal Authority Revenue Bonds (Ê)	1,000	4.000	09/01/23	1,001
Morehouse Parish Louisiana Revenue Bonds	1,450	5.250	11/15/13	1,484

				2,686

34	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Maryland - 1.8%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	1,023
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	500	5.000	07/01/40	494
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,072
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,678
State of Maryland General Obligation Unlimited	1,000	5.500	03/01/14	1,095

				6,362

Massachusetts - 4.1%
Commonwealth of Massachusetts General Obligation Limited (æ)	430	6.000	02/01/11	456
Commonwealth of Massachusetts General Obligation Limited	2,000	5.000	07/01/12	2,096
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	11/01/15	1,101
Commonwealth of Massachusetts General Obligation Limited (æ)	1,000	5.750	10/01/19	1,058
Commonwealth of Massachusetts General Obligation Limited (m)(æ)	1,000	5.250	01/01/22	1,065
Commonwealth of Massachusetts General Obligation Unlimited	3,000	5.250	08/01/13	3,206
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,106
Massachusetts Development Finance Agency Revenue Bonds	125	5.125	12/01/11	126
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	51
Massachusetts Development Finance Agency Revenue Bonds (Ê)(m)	700	3.620	10/01/42	700
Massachusetts Health & Educational Facilities Authority Revenue Bonds (m)	1,000	5.100	10/01/27	1,016
Massachusetts School Building Authority Revenue Bonds (m)	750	5.000	08/15/13	793
Massachusetts State Port Authority Revenue Bonds	150	5.750	07/01/10	158
Massachusetts Water Resources Authority Revenue Bonds (m)(æ)	1,425	5.500	08/01/20	1,525

				14,457

Michigan - 2.3%
Bishop International Airport Authority Revenue Bonds (m)	750	5.000	12/01/10	760
Detroit Michigan Revenue Bonds (m)	1,015	5.000	07/01/18	1,076
Manistee Area Public Schools General Obligation Unlimited (m)	235	6.000	05/01/08	239
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,055
Michigan Municipal Bond Authority Revenue Bonds (æ)	500	5.750	10/01/11	533
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,057
Michigan State Hospital Finance Authority Revenue Bonds (m)(æ)	1,000	6.125	11/15/26	1,060
Michigan State Hospital Finance Authority Revenue Bonds	1,750	5.250	11/15/46	1,779
Michigan State Housing Development Authority Revenue Bonds (m)	405	4.150	10/01/13	405

				7,964

Minnesota - 0.6%
City of Maple Grove Minnesota Revenue Bonds	1,010	5.250	05/01/37	1,030
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	581
State Paul Housing & Redevelopment Authority Revenue Bonds	500	5.250	05/15/36	502

				2,113

Mississippi - 0.3%
Mississippi Development Bank Special Obligation Revenue Bonds (m)	1,000	5.000	07/01/15	1,067

Missouri - 1.3%
City of State Louis Missouri Revenue Bonds (m)	1,000	5.250	07/01/11	1,052
City of State Louis Missouri Revenue Bonds (m)	1,000	5.000	07/01/14	1,057

Tax Exempt Bond Fund	35

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Gravois Bluffs Transportation Development District Revenue Bonds	750	4.750	05/01/32	737
Joplin Missouri Industrial Development Authority Health Revenue Bonds	270	5.500	02/15/13	284
Missouri Development Finance Board Revenue Bonds	1,150	5.000	03/01/28	1,168
Missouri Housing Development Commission Revenue Bonds	145	4.350	12/01/07	145
Southeast Missouri State University Revenue Bonds (m)	250	5.625	04/01/10	262

				4,705

Montana - 0.4%
City of Forsyth Montana Revenue Bonds (Ê)	1,450	5.200	05/01/33	1,477

Nevada - 0.5%
Clark County School District General Obligation Limited (m)(æ)	330	5.250	06/15/10	339
County of Clark Nevada General Obligation Limited (m)	1,000	5.000	11/01/13	1,058
Truckee Meadows Water Authority Revenue Bonds (m)	500	5.500	07/01/11	530

				1,927

New Hampshire - 0.6%
New Hampshire Health & Education Facilities Authority Revenue Bonds	325	4.600	10/01/07	325
New Hampshire Health & Education Facilities Authority Revenue Bonds	1,675	5.000	07/01/32	1,617

				1,942

New Jersey - 3.2%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,048
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,070
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,081
New Jersey Health Care Facilities Financing Authority Revenue Bonds (m)	1,000	5.000	09/15/17	1,071
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	5.250	07/01/25	522
New Jersey Health Care Facilities Financing Authority Revenue Bonds	830	5.250	07/01/30	823
New Jersey State Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,054
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds (m)	740	4.300	11/01/07	741
New Jersey State Turnpike Authority Revenue Bonds (m)	500	5.500	01/01/09	512
Tobacco Settlement Financing Corp. Revenue Bonds	1,000	5.500	06/01/11	1,059
Tobacco Settlement Financing Corp. Revenue Bonds	210	4.375	06/01/19	211
Tobacco Settlement Financing Corp. Revenue Bonds	2,025	4.500	06/01/23	1,940

				11,132

New York - 10.6%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,601
City of New York New York General Obligation Unlimited	500	5.000	08/01/10	516
City of New York New York General Obligation Unlimited	1,000	5.250	08/01/10	1,039
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/11	1,561
City of New York New York General Obligation Unlimited	125	5.750	08/01/11	133
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	888
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	788
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	249
City of New York New York General Obligation Unlimited (m)	1,000	5.000	08/01/14	1,064
City of New York New York General Obligation Unlimited (m)	1,000	5.000	08/01/17	1,056
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/21	1,557

36	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

City of New York New York General Obligation Unlimited	1,500	5.000	11/01/34	1,539
City of New York New York General Obligation Unlimited	1,000	5.000	03/01/35	1,026
Long Island Power Authority Revenue Bonds (m)	1,250	5.000	12/01/23	1,313
Metropolitan Transportation Authority Revenue Bonds (m)	1,000	5.000	11/15/30	1,032
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,590
New York City Municipal Water Finance Authority Revenue Bonds	1,000	5.000	06/15/35	1,028
New York City Municipal Water Finance Authority Revenue Bonds	3,500	5.000	06/15/39	3,568
New York City Transitional Finance Authority Revenue Bonds	1,000	5.500	02/01/09	1,026
New York Mortgage Agency Revenue Bonds	445	5.150	04/01/17	446
New York State Dormitory Authority Revenue Bonds (m)	560	7.000	07/01/09	582
New York State Dormitory Authority Revenue Bonds (m)	960	5.000	02/15/13	1,012
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,109
New York State Dormitory Authority Revenue Bonds	1,300	5.000	03/15/31	1,352
New York State Environmental Facilities Corp. Revenue Bonds (m)	1,000	6.000	06/15/12	1,099
New York State Environmental Facilities Corp. Revenue Bonds	1,500	5.000	06/15/34	1,554
Sales Tax Asset Receivables Corp. Revenue Bonds (m)	1,000	5.000	10/15/29	1,040
Suffolk County Industrial Development Agency Revenue Bonds	1,500	5.000	11/01/28	1,503
Suffolk County Judicial Facilities Agency Revenue Bonds (m)	500	5.500	04/15/09	515
TSASC, Inc. Revenue Bonds (æ)	1,000	5.500	07/15/13	1,017
TSASC, Inc. Revenue Bonds	1,090	4.750	06/01/22	1,079
United Nations Development Corp. Revenue Bonds	1,000	5.000	07/01/11	1,005

				36,887

North Carolina - 2.0%
Mecklenburg County North Carolina General Obligation Unlimited	1,000	5.000	02/01/11	1,041
North Carolina Eastern Municipal Power Agency Revenue Bonds	250	5.500	01/01/10	258
North Carolina Medical Care Commission Revenue Bonds	750	5.400	10/01/27	754
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds (m)	1,500	6.000	01/01/12	1,627
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds	200	5.500	01/01/13	212
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,050
State of North Carolina General Obligation Unlimited	900	5.000	06/01/14	960
University of North Carolina Revenue Bonds (æ)	1,065	5.375	12/01/14	1,124

				7,026

North Dakota - 0.2%
County of Williams North Dakota Revenue Bonds	750	5.000	11/01/31	753

Ohio - 1.3%
City of Columbus Ohio General Obligation Limited	585	5.250	01/01/11	612
Jackson Local School District Stark & Summit Counties General Obligation Unlimited (m)	500	Zero coupon	12/01/07	494
Ohio State Building Authority Revenue Bonds	575	5.750	04/01/08	583
Ohio State Higher Educational Facility Commission Revenue Bonds	1,000	5.000	12/01/09	1,023
State of Ohio General Obligation Unlimited	1,500	5.000	09/15/14	1,596
University of Cincinnati Revenue Bonds (m)	300	5.500	06/01/08	304

				4,612

Tax Exempt Bond Fund	37

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Oklahoma - 1.0%
Oklahoma Development Finance Authority Revenue Bonds (æ)	1,000	5.750	08/15/13	1,048
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	284
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	02/15/16	1,040
Oklahoma Housing Finance Agency Revenue Bonds	50	7.600	09/01/15	50
Tulsa Industrial Authority Revenue Bonds	1,000	5.000	10/01/37	1,012

				3,434

Oregon - 0.9%
Clackamas County School District No. 62C Oregon City General Obligation Unlimited (æ)	435	6.000	06/15/11	461
Oregon State Department of Administrative Services Revenue Bonds (m)	750	5.250	04/01/10	775
Oregon State Department of Transportation Revenue Bonds	1,000	5.000	11/15/13	1,061
State of Oregon General Obligation Limited	705	5.700	10/01/32	709

				3,006

Pennsylvania - 3.3%
Allegheny County Port Authority Revenue Bonds (m)	250	5.500	03/01/17	265
Berks County Vocational Technical School Authority Revenue Bonds (m)	1,260	5.000	06/01/15	1,347
Commonwealth of Pennsylvania General Obligation Unlimited (m)	1,300	5.375	07/01/17	1,436
County of Allegheny Pennsylvania General Obligation Unlimited (m)	1,000	5.000	10/01/15	1,071
Cumberland County Municipal Authority Revenue Bonds	645	5.000	01/01/36	624
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	184
Lancaster Higher Education Authority Revenue Bonds	1,705	5.000	04/15/25	1,770
Montgomery County Higher Education & Health Authority Revenue Bonds	1,000	5.125	06/01/32	1,006
Norwin School District General Obligation Unlimited (m)(æ)	250	6.000	04/01/20	263
Pennsylvania Turnpike Commission Revenue Bonds (Ê)(m)	1,500	3.610	10/01/22	1,500
Sayre Health Care Facilities Authority Revenue Bonds (æ)	555	5.300	12/01/12	574
University of Pittsburgh Revenue Bonds (Ê)	1,600	3.610	09/15/27	1,600

				11,640

Puerto Rico - 4.4%
Commonwealth of Puerto Rico General Obligation Unlimited (m)	1,000	5.250	07/01/27	1,039
Commonwealth of Puerto Rico General Obligation Unlimited	1,000	5.250	07/01/32	1,048
Government Development Bank for Puerto Rico Revenue Bonds	3,250	5.000	12/01/09	3,321
Puerto Rico Convention Center Authority Revenue Bonds (m)	1,250	5.000	07/01/31	1,303
Puerto Rico Electric Power Authority Revenue Bonds	500	5.000	07/01/08	505
Puerto Rico Electric Power Authority Revenue Bonds (m)	500	5.500	07/01/17	557
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,089
Puerto Rico Public Buildings Authority Revenue Bonds	2,000	5.500	07/01/23	2,141
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(m)	3,250	5.750	08/01/27	3,442

				15,445

Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (m)	1,000	5.000	06/15/12	1,051

South Carolina - 2.0%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,039
Orangeburg Joint Governmental Action Authority Revenue Bonds (m)	1,050	5.000	10/01/09	1,078

38	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Richland-Lexington Airport District Revenue Bonds (m)	500	5.000	01/01/09	508
Richland-Lexington Airport District Revenue Bonds (m)	440	5.000	01/01/10	452
South Carolina Jobs-Economic Development Authority Revenue Bonds	950	5.625	11/15/30	987
South Carolina State Public Service Authority Revenue Bonds (m)	375	5.500	01/01/11	393
South Carolina Transportation Infrastructure Bank Revenue Bonds (m)(æ)	2,500	5.250	10/01/31	2,638

				7,095

South Dakota - 0.7%
South Dakota Housing Development Authority Revenue Bonds	1,000	4.800	05/01/22	1,003
South Dakota State Building Authority Revenue Bonds (m)	1,330	5.000	09/01/12	1,397

				2,400

Tennessee - 1.8%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds	1,000	5.000	12/15/14	1,047
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,231
Tennessee Energy Acquisition Corp. Revenue Bonds	1,000	5.000	02/01/16	1,030
Tennessee Energy Acquisition Corp. Revenue Bonds	1,000	5.250	09/01/17	1,047
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	978

				6,333

Texas - 11.9%
Alvin Independent School District General Obligation Unlimited	515	6.750	08/15/09	545
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	590
Boerne Independent School District General Obligation Unlimited	1,380	5.250	02/01/27	1,444
Boerne Independent School District General Obligation Unlimited	1,500	5.250	02/01/29	1,567
Canadian River Municipal Water Authority Revenue Bonds (m)	1,080	5.000	02/15/11	1,121
Canadian River Municipal Water Authority Revenue Bonds (m)	800	5.000	02/15/17	850
Canadian River Municipal Water Authority Revenue Bonds (m)	415	5.000	02/15/18	439
City of Dallas Texas Revenue Bonds (m)	1,000	4.875	08/15/23	1,015
City of Dallas Texas Revenue Bonds (m)	3,500	5.000	10/01/24	3,561
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,064
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,053
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,519
County of Fort Bend Texas General Obligation Limited (m)	1,000	5.000	03/01/16	1,064
County of Harris Texas General Obligation Limited	1,435	5.250	08/15/09	1,476
County of Harris Texas Revenue Bonds (Ê)(m)	1,500	5.000	08/15/21	1,534
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,218
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	789
Midlothian Development Authority Tax Allocation (m)	500	5.000	11/15/09	511
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,062
North Texas Municipal Water District Revenue Bonds (m)	2,000	5.000	09/01/13	2,114
North Texas Tollway Authority Revenue Bonds (Ê)(m)(æ)	15	5.000	01/01/18	15
North Texas Tollway Authority Revenue Bonds (Ê)(m)	985	5.000	01/01/18	995
Port of Corpus Christi Authority of Nueces County Texas Revenue Bonds	385	5.350	11/01/10	387
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,075
Round Rock Independent School District General Obligation Unlimited (æ)	750	6.500	08/01/11	807
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	458
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,573

Tax Exempt Bond Fund	39

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	1,472
San Leanna Educational Facilities Corp. Revenue Bonds	1,000	5.125	06/01/36	1,010
State of Texas General Obligation Unlimited	1,500	5.000	04/01/24	1,569
Texas A&M University Revenue Bonds	1,000	5.000	07/01/08	1,011
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	1,000	5.000	12/15/11	1,027
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	1,000	5.000	12/15/13	1,032
Tyler Independent School District General Obligation Unlimited	1,350	5.000	02/15/10	1,386
University of Houston Revenue Bonds (m)(æ)	2,000	5.500	02/15/30	2,081

				41,434

Utah - 0.5%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	207
Intermountain Power Agency Revenue Bonds (m)	1,400	6.500	07/01/10	1,503

				1,710

Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	209
Virgin Islands Public Finance Authority Revenue Bonds	2,500	5.500	10/01/14	2,563

				2,772

Virginia - 2.3%
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,891
Suffolk Industrial Development Authority Revenue Bonds	625	5.300	09/01/31	627
Tobacco Settlement Financing Corp. Revenue Bonds	675	5.000	06/01/47	627
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,351
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,558
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	379
Virginia Housing Development Authority Revenue Bonds (m)	400	5.375	07/01/36	411
Virginia Public Building Authority Revenue Bonds	500	5.750	08/01/07	500
Virginia Small Business Financing Authority Revenue Bonds	825	5.250	09/01/37	835

				8,179

Washington - 3.3%
County of King Washington Revenue Bonds (m)	1,625	5.000	01/01/14	1,720
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,040
King County Public Hospital District No. 2 General Obligation Limited (m)	1,000	5.000	12/01/19	1,049
King County School District No. 405 Bellevue General Obligation Unlimited (m)	1,000	5.000	12/01/14	1,064
Kitsap County Washington General Obligation Limited (m)(æ)	775	5.750	07/01/14	816
Mason County School District No. 309 Shelton General Obligation Unlimited (m)	1,115	5.000	12/01/18	1,196
State of Washington General Obligation Unlimited	1,500	5.000	01/01/20	1,518
Tobacco Settlement Authority of Washington Revenue Bonds	840	6.500	06/01/26	898
Washington Higher Education Facilities Authority Revenue Bonds (m)	1,000	5.000	11/01/13	1,039
Washington Public Power Supply System Revenue Bonds	1,000	7.000	07/01/08	1,029

				11,369

40	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Wisconsin - 1.7%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	288
Oconto Falls Public School District General Obligation Unlimited (m)(æ)	750	5.750	03/01/13	798
State of Wisconsin Certificate Of Participation (m)	2,825	5.000	03/01/11	2,933
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (m)	1,425	5.000	12/01/10	1,473
Wisconsin State Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	215
Wisconsin State Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	225

				5,932

Total Municipal Bonds (cost $341,287)				340,051

Short-Term Investments - 1.6%
Russell Investment Company Money Market Fund	5,509,000			5,509

Total Short-Term Investments (cost $5,509)				5,509

Total Investments - 98.9% (identified cost $346,796)				345,560

Other Assets and Liabilities, Net - 1.1%				3,716

Net Assets - 100.0%				349,276

See accompanying notes which are an integral part of the financial statements.

Tax Exempt Bond Fund	41

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

%

Quality Ratings as of % of Value

AAA	46
AA	21
A	11
BBB	13
BB	1
NR	2
CE	6

100

Economic Sector Emphasis as a of % of Value

General Obligation	30
Utilities Revenue	15
Other Revenue	13
Education Revenue	11
Health Care Revenue	11
Industrial Revenue	8
Cash Equivalents	5
Leasing Revenue	3
Pollution Control Revenue	2
Housing Revenue	2

100

See accompanying notes which are an integral part of the financial statements.

42	Tax Exempt Bond Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.3%
Auto and Transportation - 1.7%
Burlington Northern Santa Fe Corp.	4,200	345
CH Robinson Worldwide, Inc.	25,520	1,241
CSX Corp.	32,500	1,541
Expeditors International Washington, Inc. (Ñ)	45,500	2,033
FedEx Corp.	200	22
Harley-Davidson, Inc. (Ñ)	3,100	178
Norfolk Southern Corp.	31,400	1,688
United Parcel Service, Inc. Class B	32,590	2,468

		9,516

Consumer Discretionary - 14.2%
Abercrombie & Fitch Co. Class A	10,700	748
Allied Waste Industries, Inc. (Æ)	176,600	2,273
Carnival Corp.	5,200	230
CBS Corp. Class B	63,750	2,022
Citadel Broadcasting Corp. (Ñ)	75,409	379
Coach, Inc. (Æ)	58,250	2,648
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	7,900	444
eBay, Inc. (Æ)	26,700	865
Electronic Arts, Inc. (Æ)	3,400	165
EW Scripps Co. Class A (Ñ)	8,200	336
Focus Media Holding, Ltd.—ADR (Æ)	31,500	1,301
Gemstar-TV Guide International, Inc. (Æ)	1,796	10
Google, Inc. Class A (Æ)	28,600	14,586
Guess?, Inc.	24,570	1,167
Hanesbrands, Inc. (Æ)	48,500	1,504
Hilton Hotels Corp.	6,600	292
Home Depot, Inc.	15,000	557
InterActiveCorp (Æ)(Ñ)	25,400	730
International Game Technology	40,260	1,422
Iron Mountain, Inc. (Æ)(Ñ)	40,350	1,081
JC Penney Co., Inc.	7,200	490
Kohl’s Corp. (Æ)	13,300	809
Lowe’s Cos., Inc.	243,300	6,815
McDonald’s Corp.	63,100	3,021
News Corp. Class A	73,300	1,548
Nike, Inc. Class B	25,600	1,445
Office Depot, Inc. (Æ)(Ñ)	11,020	275
Polo Ralph Lauren Corp. Class A	10,260	917
Staples, Inc.	33,700	776
Starbucks Corp. (Æ)(Ñ)	202,400	5,400
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,100	258
Target Corp.	22,900	1,387

	Principal Amount ($) or Shares	Market Value $
Tim Hortons, Inc. (Ñ)	2,573	79
Time Warner, Inc.	268,775	5,177
Under Armour, Inc. Class A (Æ)	15,570	956
VeriSign, Inc. (Æ)	40,200	1,193
Viacom, Inc. Class A (Æ)	10,050	385
Wal-Mart Stores, Inc.	87,200	4,007
Walt Disney Co. (The)	147,600	4,871
Wyndham Worldwide Corp. (Ñ)	102,500	3,449
Yahoo!, Inc. (Æ)	70,090	1,630
Yum! Brands, Inc.	16,000	513

		78,161

Consumer Staples - 4.9%
Altria Group, Inc.	45,800	3,044
Anheuser-Busch Cos., Inc.	14,200	693
Coca-Cola Co. (The)	99,420	5,181
Colgate-Palmolive Co.	12,100	799
ConAgra Foods, Inc.	33,300	844
General Mills, Inc.	13,700	762
Kellogg Co.	3,400	176
Kraft Foods, Inc. Class A	31,694	1,038
Molson Coors Brewing Co. Class B (Ñ)	14,300	1,272
PepsiCo, Inc.	55,410	3,636
Procter & Gamble Co.	101,685	6,290
Safeway, Inc.	11,700	373
Walgreen Co.	61,100	2,699

		26,807

Financial Services - 18.4%
Aflac, Inc.	3,800	198
AllianceBernstein Holding, LP (Ñ)	14,000	1,175
Allstate Corp. (The)	39,000	2,073
AMBAC Financial Group, Inc.	23,800	1,598
American Express Co.	79,600	4,660
American International Group, Inc.	94,000	6,033
Apartment Investment & Management Co. Class A (ö)	1,000	42
Assurant, Inc.	6,900	350
Bank of America Corp.	146,979	6,970
Bank of New York Mellon Corp.	74,211	3,158
Capital One Financial Corp. (Ñ)	65,370	4,626
Charles Schwab Corp. (The)	131,890	2,655
Cigna Corp.	26,700	1,379
CIT Group, Inc.	33,200	1,367
Citigroup, Inc.	193,200	8,997
City National Corp.	500	35
CME Group, Inc. (Ñ)	10,140	5,602
Compass Bancshares, Inc. (Ñ)	6,000	416

Tax-Managed Large Cap Fund	43

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Financial Corp.	44,700	1,259
Discover Financial Services (Æ)	36,100	832
E*Trade Financial Corp. (Æ)	18,600	344
First Data Corp.	2,440	78
Franklin Resources, Inc.	10,650	1,356
Genworth Financial, Inc. Class A	22,800	696
Goldman Sachs Group, Inc.	31,250	5,886
Hartford Financial Services Group, Inc.	9,800	900
Hospitality Properties Trust (ö)	7,000	269
Host Hotels & Resorts, Inc. (ö)	19,332	408
IntercontinentalExchange, Inc. (Æ)(Ñ)	26,500	4,005
Janus Capital Group, Inc. (Ñ)	79,400	2,387
JPMorgan Chase & Co.	48,200	2,121
Lehman Brothers Holdings, Inc.	33,300	2,065
Lincoln National Corp.	6,600	398
MBIA, Inc. (Ñ)	12,900	724
Merrill Lynch & Co., Inc.	52,700	3,910
MetLife, Inc.	9,300	560
MGIC Investment Corp. (Ñ)	3,100	120
Moody’s Corp.	52,000	2,798
Morgan Stanley	88,900	5,678
Piper Jaffray Cos., Inc. (Æ)(Ñ)	700	34
Progressive Corp. (The)	38,100	799
ProLogis (ö)	7,200	410
Simon Property Group, Inc. (ö)	1,900	164
State Street Corp.	23,900	1,602
SunTrust Banks, Inc.	8,700	681
TCF Financial Corp. (Ñ)	5,300	130
TD Ameritrade Holding Corp. (Æ)(Ñ)	11,000	186
Torchmark Corp.	7,900	486
Travelers Cos., Inc. (The)	6,700	340
US Bancorp	77,200	2,312
Wachovia Corp.	30,800	1,454
Washington Mutual, Inc. (Ñ)	74,700	2,804
Wells Fargo & Co.	52,700	1,780
Western Union Co. (The)	2,440	49
WR Berkley Corp.	1,950	57

		101,416

Health Care - 15.1%
Abbott Laboratories	71,800	3,640
Abraxis BioScience, Inc. (Æ)	36,400	729
Aetna, Inc.	60,100	2,889
Allergan, Inc.	97,810	5,686
Amgen, Inc. (Æ)	18,300	983
Baxter International, Inc.	26,300	1,383
Biogen Idec, Inc. (Æ)	9,800	554

	Principal Amount ($) or Shares	Market Value $
Boston Scientific Corp. (Æ)	171,400	2,254
Celgene Corp. (Æ)	30,220	1,830
Cerner Corp. (Æ)(Ñ)	25,400	1,343
Covidien, Ltd. (Æ)(Ñ)	41,525	1,700
CVS Caremark Corp.	188,180	6,622
Express Scripts, Inc. (Æ)	29,100	1,459
Forest Laboratories, Inc. (Æ)	12,100	486
Genentech, Inc. (Æ)	68,300	5,080
Genzyme Corp. (Æ)	65,100	4,106
Gilead Sciences, Inc. (Æ)	93,520	3,482
GlaxoSmithKline PLC—ADR (Ñ)	25,700	1,313
Intuitive Surgical, Inc. (Æ)(Ñ)	25,370	5,394
Johnson & Johnson	22,146	1,340
Merck & Co., Inc.	76,200	3,783
Pfizer, Inc.	192,900	4,535
Schering-Plough Corp.	93,100	2,657
Sepracor, Inc. (Æ)(Ñ)	12,600	354
Shire PLC—ADR	28,360	2,093
Stryker Corp. (Ñ)	35,600	2,223
Teva Pharmaceutical Industries, Ltd.—ADR	47,600	2,000
Thermo Fisher Scientific, Inc. (Æ)	17,870	933
UnitedHealth Group, Inc.	63,400	3,071
Varian Medical Systems, Inc. (Æ)	50,200	2,048
Watson Pharmaceuticals, Inc. (Æ)	42,800	1,302
WellPoint, Inc. (Æ)	15,400	1,157
Wyeth	72,700	3,527
Zimmer Holdings, Inc. (Æ)	16,000	1,244

		83,200

Integrated Oils - 4.6%
BP PLC—ADR	19,100	1,325
Chevron Corp.	87,587	7,468
ConocoPhillips	79,179	6,401
Exxon Mobil Corp.	95,946	8,168
Marathon Oil Corp.	8,600	475
Occidental Petroleum Corp.	17,400	987
Royal Dutch Shell PLC—ADR (Ñ)	7,300	566

		25,390

Materials and Processing - 2.5%
Air Products & Chemicals, Inc.	10,400	898
Alcoa, Inc.	14,900	569
Archer-Daniels-Midland Co.	5,100	172
Cameco Corp.	43,480	1,773
Cemex SAB de CV—ADR (Æ)(Ñ)	80,836	2,614
Eastman Chemical Co.	6,900	475
Masco Corp.	12,100	329

44	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Monsanto Co.	33,040	2,130
Praxair, Inc.	9,500	728
Precision Castparts Corp.	8,620	1,182
Rohm & Haas Co.	4,800	271
Temple-Inland, Inc.	11,600	674
United States Steel Corp.	21,500	2,113

		13,928

Miscellaneous - 3.7%
Eaton Corp.	14,600	1,419
Fortune Brands, Inc. (Ñ)	2,000	162
General Electric Co.	325,120	12,602
Honeywell International, Inc.	14,600	840
Johnson Controls, Inc.	16,500	1,867
Tyco International, Ltd. (Æ)(Ñ)	69,125	3,269

		20,159

Other Energy - 4.3%
Anadarko Petroleum Corp.	24,100	1,213
Cameron International Corp. (Æ)	26,840	2,093
Devon Energy Corp.	44,900	3,350
Dynegy, Inc. Class A (Æ)	3,332	30
EOG Resources, Inc.	5,400	379
FMC Technologies, Inc. (Æ)(Ñ)	12,500	1,144
Halliburton Co.	16,600	598
National-Oilwell Varco, Inc. (Æ)	37,400	4,492
Schlumberger, Ltd.	80,300	7,606
Valero Energy Corp.	6,600	442
Weatherford International, Ltd. (Æ)	6,900	382
XTO Energy, Inc.	32,760	1,786

		23,515

Producer Durables - 4.3%
American Tower Corp. Class A (Æ)	14,600	608
Applied Materials, Inc.	99,810	2,200
Boeing Co.	8,200	848
Caterpillar, Inc.	3,600	284
Centex Corp. (Ñ)	1,400	52
Crown Castle International Corp. (Æ)	35,810	1,298
Deere & Co.	10,320	1,243
Dover Corp.	17,100	872
Emerson Electric Co.	14,600	687
Ingersoll-Rand Co., Ltd. Class A	20,400	1,026
Lexmark International, Inc. Class A (Æ)	26,800	1,060
Lockheed Martin Corp.	8,600	847
Northrop Grumman Corp.	12,000	913
Parker Hannifin Corp.	8,000	789

	Principal Amount ($) or Shares	Market Value $
Raytheon Co.	9,800	543
Roper Industries, Inc.	32,960	1,977
United Technologies Corp.	118,700	8,662

		23,909

Technology - 15.0%
Akamai Technologies, Inc. (Æ)	7,620	259
Altera Corp.	50,400	1,169
Analog Devices, Inc.	3,000	106
Apple, Inc. (Æ)	59,200	7,800
Broadcom Corp. Class A (Æ)	202,540	6,645
Cisco Systems, Inc. (Æ)	397,930	11,504
Computer Sciences Corp. (Æ)(Ñ)	9,000	501
Corning, Inc.	147,110	3,507
Dell, Inc. (Æ)	57,120	1,598
Electronics for Imaging, Inc. (Æ)(Ñ)	15,800	415
EMC Corp. (Æ)	280,400	5,190
F5 Networks, Inc. (Æ)	10,550	915
Hewlett-Packard Co.	60,300	2,776
Intel Corp.	129,530	3,060
International Business Machines Corp. (Ñ)	72,600	8,033
Intersil Corp. Class A	1,700	50
Jabil Circuit, Inc. (Ñ)	38,800	874
Juniper Networks, Inc. (Æ)	15,400	461
Linear Technology Corp. (Ñ)	12,100	431
Microsoft Corp.	104,800	3,038
NCR Corp. (Æ)	22,300	1,165
Oracle Corp. (Æ)	172,400	3,296
Qualcomm, Inc.	225,500	9,392
Salesforce.com, Inc. (Æ)(Ñ)	61,330	2,383
Seagate Technology, Inc. (Æ)	26,700	—
Sun Microsystems, Inc. (Æ)	148,100	755
Sybase, Inc. (Æ)(Ñ)	25,600	607
Symantec Corp. (Æ)	157,500	3,024
Texas Instruments, Inc.	36,450	1,283
Tyco Electronics, Ltd. (Æ)(Ñ)	41,525	1,488
Xilinx, Inc.	39,700	993

		82,718

Utilities - 6.6%
America Movil SAB de CV Series L	79,700	4,772
American Electric Power Co., Inc.	5,400	235
AT&T, Inc.	156,606	6,133
Comcast Corp. (Æ)
Class A (Ñ)	104,500	2,735
Special Class A	38,400	1,009
Dominion Resources, Inc.	300	25

Tax-Managed Large Cap Fund	45

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Duke Energy Corp.	9,200	157
Edison International	31,300	1,655
Embarq Corp.	17,052	1,054
Exelon Corp.	36,100	2,532
FirstEnergy Corp.	8,900	541
NII Holdings, Inc. (Æ)	23,000	1,932
Northeast Utilities	22,200	607
PG&E Corp. (Ñ)	46,600	1,995
Pinnacle West Capital Corp. (Ñ)	11,300	424
PPL Corp.	1,600	75
Sierra Pacific Resources	22,200	353
Spectra Energy Corp.	4,600	117
Sprint Nextel Corp.	152,656	3,134
Suntech Power Holdings Co., Ltd.—ADR (Æ)	30,510	1,230
TXU Corp.	4,400	287
Verizon Communications, Inc.	113,080	4,820
Xcel Energy, Inc. (Ñ)	23,300	473

		36,295

Total Common Stocks
(cost $393,973)		525,014

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.7%
Russell Investment Company Money Market Fund	24,570,000	24,570
United States Treasury Bills (ç)(ž)(§)
4.649% due 09/27/07	1,500	1,489

Total Short-Term Investments
(cost $26,059)		26,059

Other Securities - 11.0%
Russell Investment Company Money Market Fund (×)	10,302,621	10,303
State Street Securities Lending Quality Trust (×)	50,019,800	50,020

Total Other Securities
(cost $60,323)		60,323

Total Investments - 111.0%
(identified cost $480,355)		611,396

Other Assets and Liabilities, Net - (11.0%)		(60,741)

Net Assets - 100.0%		550,655

See accompanying notes which are an integral part of the financial statements.

46	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME) expiration date 09/07 (180)	13,157	(651)
S&P 500 Index (CME) expiration date 09/07 (34)	12,426	(737)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(1,388)

See accompanying notes which are an integral part of the financial statements.

Tax-Managed Large Cap Fund	47

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.9%
Auto and Transportation - 4.8%
AAR Corp. (Æ)	13,725	409
Alexander & Baldwin, Inc.	12,797	694
American Commercial Lines, Inc. (Æ)	47,286	1,047
AMR Corp. (Æ)	9,300	230
ArvinMeritor, Inc.	9,430	187
Bristow Group, Inc. (Æ)	4,430	210
Con-way, Inc.	4,020	199
Cooper Tire & Rubber Co. (Ñ)	24,090	554
Fleetwood Enterprises, Inc. (Æ)(Ñ)	51,457	487
General Maritime Corp. (Ñ)	27,034	703
Genesee & Wyoming, Inc. Class A (Æ)	6,251	160
Gentex Corp.	12,860	254
Horizon Lines, Inc. Class A	450	13
Keystone Automotive Industries, Inc. (Æ)	11,522	539
Landstar System, Inc.	12,340	561
Modine Manufacturing Co.	7,045	180
Nordic American Tanker Shipping	4,125	164
Old Dominion Freight Line, Inc. (Æ)	17,875	516
Overseas Shipholding Group, Inc.	5,700	442
Pacer International, Inc.	5,925	130
Skywest, Inc.	7,740	173
Strattec Security Corp. (Æ)	2,790	142
Tenneco, Inc. (Æ)	23,287	822
UTI Worldwide, Inc.	30,045	755
Visteon Corp. (Æ)	21,575	138
Wabtec Corp.	40,107	1,638
Winnebago Industries, Inc.	31,536	851

		12,198

Consumer Discretionary - 19.3%
99 Cents Only Stores (Æ)(Ñ)	55,939	681
Aaron Rents, Inc.	13,129	304
Activision, Inc. (Æ)	138,100	2,363
Advisory Board Co. (The) (Æ)	6,607	340
Aeropostale, Inc. (Æ)	10,730	409
AMN Healthcare Services, Inc. (Æ)	8,410	181
AnnTaylor Stores Corp. (Æ)	5,770	181
Applebees International, Inc.	10,785	265
aQuantive, Inc. (Æ)	17,280	1,143
Arbitron, Inc. (Ñ)	27,127	1,351
Big 5 Sporting Goods Corp.	10,660	228
Bright Horizons Family Solutions, Inc. (Æ)	8,200	318
Callaway Golf Co.	11,470	186
Carter’s, Inc. (Æ)(Ñ)	35,038	742

	Principal Amount ($) or Shares	Market Value $
Casual Male Retail Group, Inc. (Æ)(Ñ)	67,508	690
Cato Corp. (The) Class A	24,475	506
CDI Corp.	5,480	155
CEC Entertainment, Inc. (Æ)	15,200	449
Central European Distribution Corp. (Æ)	13,072	538
Consolidated Graphics, Inc. (Æ)	9,625	634
Corinthian Colleges, Inc. (Æ)(Ñ)	63,147	851
Corrections Corp. of America (Æ)	10,884	314
Cost Plus, Inc. (Æ)(Ñ)	46,977	333
CoStar Group, Inc. (Æ)	15,765	804
Cox Radio, Inc. Class A (Æ)(Ñ)	48,036	622
DeVry, Inc. (Ñ)	19,473	631
Diamond Management & Technology Consultants, Inc. Class A	48,603	525
Discovery Holding Co. Class A (Æ)	4,050	96
DreamWorks Animation SKG, Inc. Class A (Æ)	6,780	210
Earthlink, Inc. (Æ)	115,625	804
Ethan Allen Interiors, Inc.	5,030	172
Focus Media Holding, Ltd.— ADR (Æ)(Ñ)	10,780	445
Fossil, Inc. (Æ)	25,681	656
Fred’s, Inc.	44,490	528
FTI Consulting, Inc. (Æ)	23,454	962
GameStop Corp. Class A (Æ)	11,140	450
Gemstar-TV Guide International, Inc. (Æ)	265	2
Geo Group, Inc. (The) (Æ)	900	25
Getty Images, Inc. (Æ)	21,260	955
Greenfield Online, Inc. (Æ)	29,790	484
Guess?, Inc.	15,750	748
Harman International Industries, Inc.	3,200	371
Harte-Hanks, Inc.	7,010	165
Hearst-Argyle Television, Inc. Class A	6,640	139
Hertz Global Holdings, Inc. (Æ)	200	4
Iconix Brand Group, Inc. (Æ)(Ñ)	19,790	391
Ihop Corp.	3,125	204
International Speedway Corp. Class A	3,990	191
inVentiv Health, Inc. (Æ)	5,510	196
Ipass, Inc. (Æ)	29,602	141
John Wiley & Sons, Inc. Class A	4,890	207
JOS A Bank Clothiers, Inc. (Æ)	4,798	166
Kellwood Co.	6,700	172
Kelly Services, Inc. Class A	5,840	145
Kenexa Corp. (Æ)	2,750	98
Krispy Kreme Doughnuts, Inc. (Æ)	21,600	147
Lamar Advertising Co. Class A	4,000	238
Landry’s Restaurants, Inc.	6,900	183

48	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

LIFE TIME FITNESS, Inc. (Æ)(Ñ)	5,610	288
Lifetime Brands, Inc.	34,350	666
Lodgenet Entertainment Corp. (Æ)	5,540	174
Lululemon Athletica, Inc. (Æ)	5,335	171
Mannatech, Inc.	9,800	92
Matthews International Corp. Class A	20,750	794
MAXIMUS, Inc.	5,052	211
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)	11,770	287
Men’s Wearhouse, Inc. (The)	4,680	231
MPS Group, Inc. (Æ)	13,770	184
MSC Industrial Direct Co., Inc. Class A	8,919	449
Navigant Consulting, Inc. (Æ)	9,475	149
Net 1 UEPS Technologies, Inc. (Æ)(Ñ)	22,630	517
NutriSystem, Inc. (Æ)(Ñ)	4,830	269
O’Charleys, Inc.	5,547	98
Oxford Industries, Inc.	10,850	438
PEP Boys-Manny Moe & Jack	11,320	192
PF Chang’s China Bistro, Inc. (Æ)	54,865	1,796
Polo Ralph Lauren Corp. Class A	6,110	546
RadioShack Corp.	10,590	266
RC2 Corp. (Æ)	14,700	521
Red Robin Gourmet Burgers, Inc. (Æ)	4,800	185
Rent-A-Center, Inc. Class A (Æ)	9,827	191
School Specialty, Inc. (Æ)(Ñ)	22,050	759
Scientific Games Corp. (Æ)(Ñ)	50,240	1,724
Service Corp. International	22,520	273
Shuffle Master, Inc. (Æ)	44,728	650
Sina Corp./China (Æ)	7,650	329
Station Casinos, Inc.	4,910	425
Stein Mart, Inc.	40,325	434
Strayer Education, Inc.	16,406	2,486
Sturm Ruger & Co., Inc. (Æ)(Ñ)	60,851	1,188
Tetra Tech, Inc. (Æ)	8,797	185
Toro Co.	4,710	265
Tupperware Corp.	6,700	174
Under Armour, Inc. Class A (Æ)(Ñ)	11,610	713
United Online, Inc.	11,006	155
USANA Health Sciences, Inc. (Æ)	3,556	144
Valueclick, Inc. (Æ)	117,083	2,503
VistaPrint, Ltd. (Æ)(Ñ)	17,270	590
Watson Wyatt Worldwide, Inc. Class A	5,411	241
WESCO International, Inc. (Æ)	8,540	457
WMS Industries, Inc. (Æ)(Ñ)	27,645	721
Zumiez, Inc. (Æ)(Ñ)	10,510	389

		48,959

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 2.4%
Coca-Cola Bottling Co. Consolidated	2,645	138
Cott Corp. (Æ)	69,145	851
Hain Celestial Group, Inc. (Æ)	7,554	205
Hansen Natural Corp. (Æ)(Ñ)	12,140	492
Lance, Inc. (Ñ)	30,604	771
Loews Corp.—Carolina Group	1,700	129
Longs Drug Stores Corp.	4,070	197
Peet’s Coffee & Tea, Inc. (Æ)	22,540	541
Performance Food Group Co. (Æ)	7,864	225
Ralcorp Holdings, Inc. (Æ)	4,120	214
Rite Aid Corp. (Æ)	39,770	219
Ruddick Corp.	25,685	714
SunOpta, Inc. (Æ)	87,995	992
Tootsie Roll Industries, Inc.	6,108	153
Weis Markets, Inc.	3,845	151

		5,992

Financial Services - 14.1%
Advanta Corp. Class B	29,812	765
Affiliated Managers Group, Inc. (Æ)	4,550	514
Alexander’s, Inc. (Æ)(ö)	490	174
Alfa Corp.	7,470	132
American Campus Communities, Inc. (ö)	16,375	418
American Equity Investment Life Holding Co.	61,950	703
American Home Mortgage Investment Corp. (ö)	9,350	10
Argonaut Group, Inc.	23,175	638
Bank of the Ozarks, Inc.	7,890	223
BioMed Realty Trust, Inc. (ö)	11,275	246
BISYS Group, Inc. (The) (Æ)	15,700	188
Boston Private Financial Holdings, Inc.	6,325	161
Capital Southwest Corp.	1,110	150
Capital Trust, Inc. Class A (ö)	4,615	143
Cedar Shopping Centers, Inc. (ö)	60,994	767
Central Pacific Financial Corp.	9,475	267
CIT Group, Inc.	6,400	264
Crescent Real Estate Equities Co. (ö)	9,163	207
Cullen/Frost Bankers, Inc.	8,625	428
Delphi Financial Group, Inc. Class A	7,845	315
Dun & Bradstreet Corp.	2,200	215
Employers Holdings, Inc.	8,325	153
Euronet Worldwide, Inc. (Æ)	91,700	2,330
Extra Space Storage, Inc. (ö)	10,650	150

Tax-Managed Mid & Small Cap Fund	49

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Realty Investors Trust (ö)	3,380	254
FelCor Lodging Trust, Inc. (ö)	7,905	174
Fidelity National Financial, Inc. Class A	8,746	183
Fidelity National Information Services, Inc.	3,844	191
First Citizens BancShares, Inc. Class A	910	164
First Financial Corp.	5,575	131
First Industrial Realty Trust, Inc. (ö)(Ñ)	14,137	547
First Midwest Bancorp, Inc.	13,603	447
First Potomac Realty Trust (ö)	12,525	245
FNB Corp.	10,120	152
Fulton Financial Corp.	14,230	188
GATX Corp. (Ñ)	26,307	1,193
General Growth Properties, Inc. (ö)	10,200	489
Glacier Bancorp, Inc.	9,722	185
Glimcher Realty Trust (ö)	6,785	144
Greater Bay Bancorp	6,600	177
Greenhill & Co., Inc. (Ñ)	9,700	563
Hanover Insurance Group, Inc. (The)	12,906	566
Health Care REIT, Inc. (ö)	4,510	166
Hersha Hospitality Trust (ö)	59,850	628
Home Properties, Inc. (ö)	9,680	448
Huntington Bancshares, Inc.	10,930	210
IndyMac Bancorp, Inc.	6,630	146
Infinity Property & Casualty Corp.	3,375	149
Integra Bank Corp.	7,405	134
International Securities Exchange Holdings, Inc. Class A	4,000	263
Investment Technology Group, Inc. (Æ)	19,331	772
Investors Real Estate Trust (ö)	15,230	147
Jefferies Group, Inc.	17,100	449
Knight Capital Group, Inc. Class A (Æ)	33,000	467
LandAmerica Financial Group, Inc. Class A	2,642	202
Leucadia National Corp.	10,410	391
MAF Bancorp, Inc.	3,600	189
Mercury General Corp.	3,250	168
Mid-America Apartment Communities, Inc. (ö)	15,132	683
National Penn Bancshares, Inc.	9,934	147
Nationwide Health Properties, Inc. (ö)	7,670	183
Nelnet, Inc. Class A	28,375	491
Nuveen Investments, Inc. Class A	4,430	271
Old Republic International Corp.	15,337	282
Phoenix Cos., Inc. (The)	12,090	167

	Principal Amount ($) or Shares	Market Value $
Piper Jaffray Cos., Inc. (Æ)	3,000	144
PMI Group, Inc. (The)	5,285	180
Popular, Inc.	13,900	183
Post Properties, Inc. (ö)	8,955	394
Provident Bankshares Corp.	5,146	148
Radian Group, Inc.	1,857	63
Raymond James Financial, Inc.	7,908	243
Reinsurance Group of America, Inc.	3,610	192
RLI Corp.	9,300	539
Selective Insurance Group, Inc.	6,940	142
Signature Bank (Æ)	29,825	921
South Financial Group, Inc. (The)	8,240	178
Sovereign Bancorp, Inc.	11,963	229
State Auto Financial Corp.	4,480	116
State Street Corp.	4,937	331
Sterling Financial Corp.	17,915	407
Sun Communities, Inc. (ö)	23,994	653
TD Ameritrade Holding Corp. (Æ)	13,900	236
Texas Capital Bancshares, Inc. (Æ)	76,365	1,517
UnionBanCal Corp.	3,300	182
United Bankshares, Inc.	13,300	370
United Fire & Casualty Co.	18,825	648
Valley National Bancorp	11,499	243
Vornado Realty Trust (ö)	5,230	560
W Holding Co., Inc. (Ñ)	131,049	290
Waddell & Reed Financial, Inc. Class A	34,525	870
Washington Real Estate Investment Trust (ö)	7,720	230
Westamerica Bancorporation (Ñ)	12,328	505
Wintrust Financial Corp.	44,888	1,769
World Acceptance Corp. (Æ)	14,775	476

		35,666

Health Care - 13.5%
Abraxis BioScience, Inc. (Æ)	4,295	86
Adams Respiratory Therapeutics, Inc. (Æ)	4,600	170
Affymetrix, Inc. (Æ)	21,637	527
Alexion Pharmaceuticals, Inc. (Æ)	8,470	493
Align Technology, Inc. (Æ)	23,770	620
Amedisys, Inc. (Æ)	4,667	177
Anadys Pharmaceuticals, Inc. (Æ)	35,850	85
Applera Corp.—Celera Group (Æ)	24,675	297
Arrow International, Inc.	5,450	241
Arthrocare Corp. (Æ)	23,035	1,166
Celgene Corp. (Æ)	11,230	680

50	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Charles River Laboratories International, Inc. (Æ)	4,618	236
Chattem, Inc. (Æ)(Ñ)	14,509	815
Cooper Cos., Inc. (The)	4,320	217
Covance, Inc. (Æ)	12,625	891
Coventry Health Care, Inc. (Æ)	8,550	477
Cytyc Corp. (Æ)	13,141	553
Durect Corp. (Æ)	69,949	301
Enzon Pharmaceuticals, Inc. (Æ)	19,915	143
Gen-Probe, Inc. (Æ)	12,780	805
Gentiva Health Services, Inc. (Æ)(Ñ)	41,554	830
Haemonetics Corp. (Æ)	18,258	902
Henry Schein, Inc. (Æ)(Ñ)	21,391	1,162
HLTH Corp. (Æ)	18,840	239
Idexx Laboratories, Inc. (Æ)	21,408	2,146
ImClone Systems, Inc. (Æ)	5,990	197
Intuitive Surgical, Inc. (Æ)(Ñ)	4,790	1,018
Invitrogen Corp. (Æ)	16,236	1,166
KV Pharmaceutical Co. (Æ)(Ñ)	49,280	1,347
Kyphon, Inc. (Æ)(Ñ)	12,120	795
Ligand Pharmaceuticals, Inc. Class B	23,000	124
Lincare Holdings, Inc. (Æ)	5,940	212
Matria Healthcare, Inc. (Æ)(Ñ)	25,415	656
Medical Action Industries, Inc. (Æ)	33,304	648
Merit Medical Systems, Inc. (Æ)	67,200	752
Millennium Pharmaceuticals, Inc. (Æ)	17,600	178
Nighthawk Radiology Holdings, Inc. (Æ)	86,640	1,787
NuVasive, Inc. (Æ)	9,610	276
Omnicell, Inc. (Æ)	7,925	189
Option Care, Inc.	37,675	731
OSI Pharmaceuticals, Inc. (Æ)	5,694	184
Par Pharmaceutical Cos., Inc. (Æ)	34,064	807
PolyMedica Corp. (Ñ)	19,459	786
PSS World Medical, Inc. (Æ)(Ñ)	26,682	460
Quality Systems, Inc.	12,640	490
Renovis, Inc. (Æ)	37,600	126
Respironics, Inc. (Æ)	17,450	798
Stericycle, Inc. (Æ)	12,591	604
Sunrise Senior Living, Inc. (Æ)(Ñ)	19,839	789
SurModics, Inc. (Æ)(Ñ)	14,378	660
Symmetry Medical, Inc. (Æ)	31,250	467
Techne Corp. (Æ)	3,040	171
Tenet Healthcare Corp. (Æ)	33,270	172
United Therapeutics Corp. (Æ)	7,780	540
US Physical Therapy, Inc. (Æ)	30,209	411
Varian Medical Systems, Inc. (Æ)	3,900	159
Vital Signs, Inc.	10,700	556

	Principal Amount ($) or Shares	Market Value $
WebMD Health Corp. Class A (Æ)	3,275	150
WellCare Health Plans, Inc. (Æ)	4,120	417
West Pharmaceutical Services, Inc. (Ñ)	14,970	693
Zoll Medical Corp. (Æ)	10,760	289
Zymogenetics, Inc. (Æ)	10,875	126

		34,190

Materials and Processing - 7.8%
Acuity Brands, Inc.	12,195	721
Apogee Enterprises, Inc.	26,995	695
Arch Chemicals, Inc.	5,630	199
Armor Holdings, Inc. (Æ)	6,890	606
Beacon Roofing Supply, Inc. (Æ)	10,240	153
Brush Engineered Materials, Inc. (Æ)(Ñ)	9,568	362
Buckeye Technologies, Inc. (Æ)	12,300	189
Celanese Corp. Class A	13,410	503
Clarcor, Inc.	14,850	517
Commercial Metals Co.	23,364	721
Compass Minerals International, Inc.	14,576	479
Compx International, Inc.	5,865	96
Cytec Industries, Inc.	6,750	452
EnerSys (Æ)	9,420	171
ENGlobal Corp. (Æ)(Ñ)	75,127	792
FMC Corp.	3,780	337
GrafTech International, Ltd. (Æ)	26,820	415
Graphic Packaging Corp. (Æ)	32,560	145
HB Fuller Co.	7,400	204
Hercules, Inc.	18,075	375
Huntsman Corp.	9,840	251
Interface, Inc. Class A	10,410	192
Interline Brands, Inc. (Æ)	6,950	160
Jacobs Engineering Group, Inc. (Æ)	24,259	1,495
Lennox International, Inc.	5,780	221
LSI Industries, Inc.	55,152	919
MGP Ingredients, Inc.	17,784	289
Minerals Technologies, Inc.	2,810	182
NCI Building Systems, Inc. (Æ)	3,500	169
PAN American Silver Corp. (Æ)	15,210	422
Precision Castparts Corp.	5,000	685
Quanta Services, Inc. (Æ)	14,500	412
Rogers Corp. (Æ)	4,455	161
Royal Gold, Inc.	4,580	113
RPM International, Inc.	10,531	248
RTI International Metals, Inc. (Æ)	6,150	487
Sonoco Products Co.	6,860	252
Southern Copper Corp.	8,000	902
Spartech Corp.	39,143	863

Tax-Managed Mid & Small Cap Fund	51

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

St. Joe Co. (The)	4,380	178
Standard Register Co. (The)	20,000	269
Terra Industries, Inc. (Æ)(Ñ)	32,128	788
Texas Industries, Inc.	5,075	400
Universal Forest Products, Inc.	3,925	155
USG Corp. (Æ)	6,102	253
Washington Group International, Inc. (Æ)	2,906	233
Watsco, Inc.	15,950	796
Wausau Paper Corp.	12,130	136

		19,763

Miscellaneous - 0.6%
Carlisle Cos., Inc.	5,622	255
Foster Wheeler, Ltd. (Æ)	8,595	966
Lancaster Colony Corp.	5,150	199
Walter Industries, Inc.	8,163	204

		1,624

Other Energy - 5.4%
Arch Coal, Inc.	7,800	233
Basic Energy Services, Inc. (Æ)	18,000	378
Cameron International Corp. (Æ)	11,447	893
Encore Acquisition Co. (Æ)(Ñ)	25,202	652
Forest Oil Corp. (Æ)(Ñ)	25,270	1,023
Foundation Coal Holdings, Inc.	20,413	711
Global Industries, Ltd. (Æ)	34,116	884
Grant Prideco, Inc. (Æ)	3,900	219
Grey Wolf, Inc. (Æ)	26,110	193
Hanover Compressor Co. (Æ)(Ñ)	29,385	700
Helix Energy Solutions Group, Inc. (Æ)	21,225	827
Hercules Offshore, Inc. (Æ)	5,125	154
Hornbeck Offshore Services, Inc. (Æ)	5,940	256
James River Coal Co. (Æ)	19,700	167
Lufkin Industries, Inc.	2,630	156
Oil States International, Inc. (Æ)	6,140	269
Parallel Petroleum Corp. (Æ)(Ñ)	19,060	388
Parker Drilling Co. (Æ)	19,920	188
Peabody Energy Corp.	13,600	575
Plains Exploration & Production Co. (Æ)	9,447	408
Range Resources Corp.	20,925	777
Rosetta Resources, Inc. (Æ)	8,025	144
Southwestern Energy Co. (Æ)	16,670	677
Tesoro Corp.	19,240	958
W-H Energy Services, Inc. (Æ)	14,400	923
Whiting Petroleum Corp. (Æ)	19,777	812
Willbros Group, Inc. (Æ)	5,525	174

		13,739

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 8.0%
Advanced Energy Industries, Inc. (Æ)	7,575	134
Applied Industrial Technologies, Inc.	8,560	243
ASV, Inc. (Æ)	18,095	264
Baldor Electric Co.	5,960	272
BE Aerospace, Inc. (Æ)	20,613	836
C&D Technologies, Inc. (Æ)(Ñ)	98,228	473
Champion Enterprises, Inc. (Æ)(Ñ)	77,135	904
Covanta Holding Corp. (Æ)	8,670	197
Crown Castle International Corp. (Æ)	15,050	546
Dionex Corp. (Æ)	6,000	408
Donaldson Co., Inc.	19,734	718
EnPro Industries, Inc. (Æ)	17,650	695
Entegris, Inc. (Æ)	15,830	171
Federal Signal Corp. (Ñ)	24,295	327
FEI Co. (Æ)	5,350	153
General Cable Corp. (Æ)(Ñ)	27,976	2,224
IDEX Corp.	16,092	583
Kadant, Inc. (Æ)	15,175	409
Kennametal, Inc.	19,955	1,530
Lennar Corp. Class A	6,700	205
Littelfuse, Inc. (Æ)	5,530	180
MasTec, Inc. (Æ)	10,525	144
MDC Holdings, Inc.	4,707	217
Middleby Corp. (Æ)	12,065	748
Mueller Water Products, Inc. Class A	12,827	169
Orbital Sciences Corp. (Æ)	11,041	234
Pentair, Inc.	6,000	217
Polycom, Inc. (Æ)	16,690	517
Polypore International, Inc. (Æ)	15,025	277
Robbins & Myers, Inc.	24,518	1,293
Roper Industries, Inc.	7,450	447
SBA Communications Corp. Class A (Æ)	18,150	605
TAL International Group, Inc.	21,550	566
Tennant Co.	21,500	829
Terex Corp. (Æ)	13,140	1,133
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	26,198	1,231
WCI Communities, Inc. (Æ)	10,013	88

		20,187

Technology - 12.0%
3Com Corp. (Æ)	45,170	181
Aeroflex, Inc. (Æ)	8,850	124
Akamai Technologies, Inc. (Æ)	5,610	191
American Science & Engineering, Inc. (Æ)	14,049	779
AMIS Holdings, Inc. (Æ)	14,120	146

52	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Anixter International, Inc. (Æ)	9,330	771
Ansys, Inc. (Æ)	18,320	477
Atheros Communications, Inc. (Æ)(Ñ)	9,520	265
Avnet, Inc. (Æ)	7,710	292
BEA Systems, Inc. (Æ)	18,550	230
Benchmark Electronics, Inc. (Æ)	45,912	1,019
Black Box Corp.	4,311	174
CACI International, Inc. Class A (Æ)	20,115	894
Cbeyond, Inc. (Æ)	3,320	117
Ciena Corp. (Æ)	14,220	519
Cogent Communications Group, Inc. (Æ)	16,870	484
Cognizant Technology Solutions Corp. Class A (Æ)	3,000	243
CSG Systems International, Inc. (Æ)	6,573	164
Diodes, Inc. (Æ)	25,388	675
Electronics for Imaging, Inc. (Æ)	37,550	986
Emulex Corp. (Æ)	46,773	926
EPIQ Systems, Inc. (Æ)(Ñ)	34,046	580
Excel Technology, Inc. (Æ)	5,710	143
F5 Networks, Inc. (Æ)	7,280	631
Fairchild Semiconductor International, Inc. Class A (Æ)	24,800	453
Formfactor, Inc. (Æ)	4,524	174
Foundry Networks, Inc. (Æ)	16,730	294
GTSI Corp. (Æ)(Ñ)	40,105	525
Harris Corp.	3,880	213
Informatica Corp. (Æ)	140,969	1,965
Intersil Corp. Class A	17,020	498
Kemet Corp. (Æ)	23,005	162
Lattice Semiconductor Corp. (Æ)	28,860	136
LSI Corp. (Æ)	32,434	234
Macrovision Corp. (Æ)	105,135	2,500
Mantech International Corp. Class A (Æ)	26,024	850
McAfee, Inc. (Æ)	3,400	122
Microchip Technology, Inc.	13,250	481
NAVTEQ Corp. (Æ)	19,215	1,040
Netgear, Inc. (Æ)	6,350	176
ON Semiconductor Corp. (Æ)	23,600	279
Parametric Technology Corp. (Æ)	37,335	658
Perot Systems Corp. Class A (Æ)	47,375	721
Plexus Corp. (Æ)	7,375	179
Progress Software Corp. (Æ)	32,575	985
RF Micro Devices, Inc. (Æ)	28,800	200
Salesforce.com, Inc. (Æ)(Ñ)	8,930	347
SanDisk Corp. (Æ)	3,510	188
SiRF Technology Holdings, Inc. (Æ)	52,280	1,225
Sunpower Corp. Class A (Æ)(Ñ)	6,430	453

	Principal Amount ($) or Shares	Market Value $
Sycamore Networks, Inc. (Æ)	43,430	181
Syntel, Inc.	6,241	225
Varian, Inc. (Æ)	12,634	760
Veraz Networks, Inc. (Æ)	71,640	441
VeriFone Holdings, Inc. (Æ)(Ñ)	14,440	526
Vignette Corp. (Æ)	9,077	191
Zebra Technologies Corp. Class A (Æ)	60,026	2,175

		30,568

Utilities - 4.0%
Alaska Communications Systems Group, Inc. (Ñ)	92,258	1,326
Black Hills Corp.	14,450	539
Cablevision Systems Corp. Class A (Æ)	3,775	134
Central Vermont Public Service Corp.	6,600	224
Cleco Corp.	28,113	668
El Paso Electric Co. (Æ)	28,480	663
Empire District Electric Co. (The)	7,200	156
Great Plains Energy, Inc.	6,700	186
Leap Wireless International, Inc. (Æ)	5,220	461
Level 3 Communications, Inc. (Æ)	88,695	464
NeuStar, Inc. Class A (Æ)	91,028	2,625
New Jersey Resources Corp.	5,030	236
Northwest Natural Gas Co.	4,050	169
NSTAR	7,386	232
Otter Tail Corp.	5,140	151
PNM Resources, Inc.	17,350	448
Puget Energy, Inc.	7,890	183
SCANA Corp.	8,870	332
Southwest Gas Corp.	8,265	257
Telephone & Data Systems, Inc.	4,490	298
Wisconsin Energy Corp.	11,150	479

		10,231

Total Common Stocks
(cost $189,500)		233,117

Short-Term Investments - 8.2%
Russell Investment Company Money Market Fund	19,798,000	19,798
United States Treasury Bills (ç)(ž)(§)
4.649% due 09/27/07	1,000	993

Total Short-Term Investments
(cost $20,791)		20,791

Tax-Managed Mid & Small Cap Fund	53

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 34.5%
Russell Investment Company Money Market Fund (×)	14,964,693	14,965
State Street Securities Lending Quality Trust (×)	72,654,415	72,654

Total Other Securities
(cost $87,619)		87,619

Total Investments - 134.6%
(identified cost $297,910)		341,527

Other Assets and Liabilities, Net - (34.6%)		(87,816)

Net Assets - 100.0%		253,711

See accompanying notes which are an integral part of the financial statements.

54	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 09/07 (270)	21,087	(1,596)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(1,596)

See accompanying notes which are an integral part of the financial statements.

Tax Managed Mid & Small Cap Fund	55

Russell Investment Company

Select Growth Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.2%
Auto and Transportation - 3.4%
Amerigon, Inc. (Æ)(Ñ)	5,276	85
Arctic Cat, Inc.	2,900	52
CH Robinson Worldwide, Inc. (Ñ)	13,680	665
Expeditors International Washington, Inc.	59,929	2,678
FedEx Corp.	8,500	941
Fleetwood Enterprises, Inc. (Æ)(Ñ)	9,100	86
Grupo Aeroportuario del Sureste SAB de CV—ADR	2,200	116
Mesa Air Group, Inc. (Æ)(Ñ)	11,600	77
United Parcel Service, Inc. Class B	24,600	1,863

		6,563

Consumer Discretionary - 19.6%
Accenture, Ltd. Class A	10,600	447
Activision, Inc. (Æ)	5,700	98
AFC Enterprises (Æ)(Ñ)	3,100	49
Amazon.Com, Inc. (Æ)	14,460	1,136
Avon Products, Inc.	21,650	780
Bare Escentuals, Inc. (Æ)	2,000	56
Bright Horizons Family Solutions, Inc. (Æ)(Ñ)	1,600	62
Buca, Inc. (Æ)(Ñ)	12,200	41
Buffalo Wild Wings, Inc. (Æ)(Ñ)	2,400	104
Carmax, Inc. (Æ)(Ñ)	11,457	274
Coach, Inc. (Æ)	23,813	1,083
Costco Wholesale Corp.	15,100	903
Crown Media Holdings, Inc. Class A (Æ)(Ñ)	7,300	50
Deckers Outdoor Corp. (Æ)(Ñ)	900	93
dELIA*s, Inc. (Æ)(Ñ)	7,800	55
Design Within Reach, Inc. (Æ)(Ñ)	9,100	54
DeVry, Inc. (Ñ)	4,000	130
Diamond Management & Technology Consultants, Inc. Class A (Ñ)	6,600	71
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	10,178	572
Dolby Laboratories, Inc. Class A (Æ)	1,700	57
eBay, Inc. (Æ)	91,100	2,952
Electronic Arts, Inc. (Æ)	18,300	890
Expedia, Inc. (Æ)	18,120	482
Fastenal Co. (Ñ)	22,224	1,002
Google, Inc. Class A (Æ)	10,085	5,143
Gray Television, Inc. (Ñ)	7,600	61
Home Inns & Hotels Management, Inc.—ADR (Æ)(Ñ)	2,700	82
Iconix Brand Group, Inc. (Æ)(Ñ)	7,582	150

	Principal Amount ($) or Shares	Market Value $
Inter Parfums, Inc. (Ñ)	2,000	44
International Game Technology	69,640	2,460
ITT Educational Services, Inc. (Æ)(Ñ)	300	32
Jamba, Inc. (Æ)(Ñ)	5,300	42
JC Penney Co., Inc. (Ñ)	10,338	703
Kohl’s Corp. (Æ)	8,366	509
Las Vegas Sands Corp. (Æ)(Ñ)	32,700	2,853
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	12,100	109
Life Time Fitness, Inc. (Æ)(Ñ)	2,500	129
Local.com Corp. (Æ)(Ñ)	6,000	41
LoopNet, Inc. (Æ)(Ñ)	3,600	74
Lowe’s Cos., Inc.	38,500	1,078
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)(Ñ)	2,000	49
MGM Mirage (Æ)	21,000	1,535
Multimedia Games, Inc. (Æ)(Ñ)	6,800	71
Nordstrom, Inc. (Ñ)	18,687	889
On Assignment, Inc. (Æ)(Ñ)	4,300	43
Polo Ralph Lauren Corp. Class A	5,470	489
Revlon, Inc. Class A (Æ)(Ñ)	46,100	50
Scientific Games Corp. (Æ)	3,100	106
Sharper Image Corp. (Æ)(Ñ)	4,600	38
Shutterfly, Inc. (Æ)(Ñ)	5,700	147
Stamps.com, Inc. (Æ)(Ñ)	3,900	45
Staples, Inc.	127,200	2,928
Starbucks Corp. (Æ)	35,400	944
Starwood Hotels & Resorts Worldwide, Inc.	7,600	479
Sturm Ruger & Co., Inc. (Æ)(Ñ)	6,000	117
Take-Two Interactive Software, Inc. (Æ)(Ñ)	2,900	51
Target Corp.	9,947	602
Universal Electronics, Inc. (Æ)(Ñ)	3,100	109
Urban Outfitters, Inc. (Æ)(Ñ)	3,400	68
Valuevision Media, Inc. Class A (Æ)(Ñ)	4,500	41
Wal-Mart Stores, Inc.	31,000	1,424
Walt Disney Co. (The)	26,300	868
Weight Watchers International, Inc.	25,000	1,213
Wilsons The Leather Experts, Inc. (Æ)(Ñ)	13,894	29
WMS Industries, Inc. (Æ)(Ñ)	2,850	74
Youbet.com, Inc. (Æ)(Ñ)	26,300	47

		37,407

Consumer Staples - 8.5%
Coca-Cola Co. (The)	48,800	2,543
Colgate-Palmolive Co.	34,200	2,257

56	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Diageo PLC—ADR	2,804	229
Diamond Foods, Inc. (Ñ)	4,600	75
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	3,000	89
Hansen Natural Corp. (Æ)	1,500	61
Monterey Gourmet Foods, Inc. (Æ)	5,948	23
PepsiCo, Inc.	45,395	2,979
Procter & Gamble Co.	57,430	3,553
SYSCO Corp.	35,400	1,128
Walgreen Co.	54,800	2,421
Whole Foods Market, Inc.	23,400	867

		16,225

Financial Services - 11.3%
Advent Software, Inc. (Æ)	5,600	213
American International Group, Inc.	13,300	854
Automatic Data Processing, Inc.	37,700	1,750
Blackstone Group, LP (The) (Æ)(Ñ)	31,291	751
CME Group, Inc. Class A (Ñ)	5,240	2,895
Cybersource Corp. (Æ)(Ñ)	5,000	58
Endurance Specialty Holdings, Ltd. (Ñ)	29,836	1,116
First Cash Financial Services, Inc. (Æ)(Ñ)	4,700	102
First Marblehead Corp. (The) (Ñ)	13,699	452
Franklin Resources, Inc.	4,680	596
GFI Group, Inc. (Æ)(Ñ)	2,100	156
Goldman Sachs Group, Inc. (The) (Ñ)	9,974	1,879
GSC Investment Corp.	4,300	51
Heartland Payment Systems, Inc. (Ñ)	2,700	84
IntercontinentalExchange, Inc. (Æ)(Ñ)	22,767	3,441
Luminent Mortgage Capital, Inc. (ö)(Ñ)	6,700	49
Moody’s Corp.	100	5
Paychex, Inc.	41,200	1,705
Pico Holdings, Inc. (Æ)(Ñ)	2,300	95
SLM Corp.	4,871	240
State Street Corp.	29,560	1,981
UBS AG	14,547	801
Western Union Co. (The)	120,753	2,409

		21,683

Health Care - 16.8%
Abbott Laboratories	19,720	1,000
Albany Molecular Research, Inc. (Æ)	4,800	71
Allergan, Inc.	46,740	2,717
Applera Corp.—Celera Group (Æ)	5,000	60
Baxter International, Inc.	20,350	1,070
Celgene Corp. (Æ)(Ñ)	22,806	1,381

	Principal Amount ($) or Shares	Market Value $
Cerner Corp. (Æ)(Ñ)	2,000	106
Cerus Corp. (Æ)(Ñ)	8,200	52
Charles River Laboratories International, Inc. (Æ)	2,000	102
Covance, Inc. (Æ)(Ñ)	8,773	619
CVS Caremark Corp.	32,080	1,129
Cynosure, Inc. Class A (Æ)(Ñ)	3,200	100
Discovery Laboratories, Inc. (Æ)(Ñ)	13,400	28
DOV Pharmaceutical, Inc. (Æ)(Ñ)	24,800	6
Genentech, Inc. (Æ)	37,454	2,786
Genzyme Corp. (Æ)	26,100	1,646
Gilead Sciences, Inc. (Æ)	64,997	2,420
GTx, Inc. (Æ)(Ñ)	3,700	57
Healthcare Services Group (Ñ)	2,800	78
HealthExtras, Inc. (Æ)(Ñ)	4,900	132
Healthways, Inc. (Æ)(Ñ)	2,400	105
Hemispherx Biopharma, Inc. (Æ)(Ñ)	11,800	15
Hi-Tech Pharmacal Co., Inc. (Æ)(Ñ)	4,282	44
Inverness Medical Innovations, Inc. (Æ)(Ñ)	2,200	107
Johnson & Johnson	16,700	1,010
Medco Health Solutions, Inc. (Æ)	9,150	744
Medtronic, Inc.	23,800	1,206
Merck & Co., Inc.	19,698	978
NuVasive, Inc. (Æ)(Ñ)	4,100	118
Obagi Medical Products, Inc. (Æ)(Ñ)	5,900	100
OXiGENE, Inc. (Æ)(Ñ)	6,400	23
Palatin Technologies, Inc. (Æ)(Ñ)	11,600	21
Phase Forward, Inc. (Æ)(Ñ)	4,900	84
PolyMedica Corp. (Ñ)	1,200	49
Questcor Pharmaceuticals, Inc. (Æ)	26,200	10
Schering-Plough Corp.	28,390	810
Sequenom, Inc. (Æ)(Ñ)	13,200	70
Sonic Innovations, Inc. (Æ)(Ñ)	12,000	101
Spectranetics Corp. (Æ)(Ñ)	4,300	56
St. Jude Medical, Inc. (Æ)	16,780	724
Stryker Corp.	13,800	862
Tercica, Inc. (Æ)(Ñ)	800	4
Teva Pharmaceutical Industries, Ltd.—ADR	66,000	2,773
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	17,950	937
Titan Pharmaceuticals, Inc. (Æ)(Ñ)	13,300	31
UnitedHealth Group, Inc.	79,361	3,843
Zimmer Holdings, Inc. (Æ)	21,000	1,633

		32,018

Integrated Oils - 0.3%
Marathon Oil Corp.	9,330	515

Select Growth Fund	57

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 2.5%
Archer-Daniels-Midland Co.	29,173	980
California Coastal Communities, Inc. (Æ)(Ñ)	3,200	57
Caraustar Industries, Inc. (Æ)(Ñ)	7,400	36
Ecolab, Inc.	10,700	451
Exide Technologies (Æ)(Ñ)	12,300	90
Harsco Corp. (Ñ)	2,400	126
Housevalues, Inc. (Æ)(Ñ)	12,300	51
Monsanto Co.	16,160	1,041
Praxair, Inc.	26,000	1,992
Senomyx, Inc. (Æ)(Ñ)	2,700	30

		4,854

Miscellaneous - 3.2%
3M Co.	15,889	1,413
Foster Wheeler, Ltd. (Æ)	2,300	259
General Electric Co.	87,158	3,378
Textron, Inc.	9,650	1,089

		6,139

Other Energy - 3.0%
Apache Corp.	15,512	1,254
ENSCO International, Inc.	1,700	104
Foundation Coal Holdings, Inc. (Ñ)	2,300	80
Hercules Offshore, Inc. (Æ)	3,700	111
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	2,700	116
National-Oilwell Varco, Inc. (Æ)	4,960	596
Petroquest Energy, Inc. (Æ)(Ñ)	6,900	86
Sunoco, Inc. (Ñ)	20,434	1,363
Toreador Resources Corp. (Æ)(Ñ)	5,300	66
Weatherford International, Ltd. (Æ)	20,500	1,134
XTO Energy, Inc.	15,250	832

		5,742

Producer Durables - 3.9%
American Tower Corp. Class A (Æ)	22,490	937
Baldor Electric Co.	3,800	173
Boeing Co.	12,598	1,303
C-COR, Inc. (Æ)(Ñ)	6,400	86
Caterpillar, Inc. (Ñ)	4,244	334
Credence Systems Corp. (Æ)(Ñ)	20,100	71
Crown Castle International Corp. (Æ)(Ñ)	33,700	1,222
Deere & Co.	10,234	1,232
EFJ, Inc. (Æ)(Ñ)	10,200	56
Electroglas, Inc. (Æ)(Ñ)	7,400	18

	Principal Amount ($) or Shares	Market Value $
Entegris, Inc. (Æ)(Ñ)	11,227	121
Joy Global, Inc. (Ñ)	7,898	391
KLA-Tencor Corp.	20,100	1,142
L-1 Identity Solutions, Inc. (Æ)(Ñ)	4,600	79
Polycom, Inc. (Æ)(Ñ)	2,100	65
SBA Communications Corp. Class A (Æ)(Ñ)	5,200	173
Telular Corp. (Æ)(Ñ)	9,700	60

		7,463

Technology - 22.1%
ACI Worldwide, Inc. (Æ)	2,700	82
Actuate Corp. (Æ)(Ñ)	9,900	64
Adobe Systems, Inc. (Æ)(Ñ)	9,358	377
Akamai Technologies, Inc. (Æ)(Ñ)	3,360	114
Amdocs, Ltd. (Æ)(Ñ)	2,800	101
Apple, Inc. (Æ)	23,763	3,131
AsiaInfo Holdings, Inc. (Æ)(Ñ)	11,700	96
Autodesk, Inc. (Æ)	5,018	213
Avistar Communications Corp. (Æ)(Ñ)	29,800	40
Blackboard, Inc. (Æ)	1,500	66
Bottomline Technologies, Inc. (Æ)(Ñ)	6,600	77
Broadcom Corp. Class A (Æ)	31,660	1,039
Brocade Communications Systems, Inc. (Æ)(Ñ)	7,000	49
Callidus Software, Inc. (Æ)	1,700	17
Captaris, Inc. (Æ)(Ñ)	9,200	47
Catapult Communications Corp. (Æ)(Ñ)	5,400	46
Centillium Communications, Inc. (Æ)(Ñ)	16,126	30
Chordiant Software, Inc. (Æ)(Ñ)	6,400	92
Ciena Corp. (Æ)(Ñ)	2,700	99
Cisco Systems, Inc. (Æ)	133,974	3,873
Citrix Systems, Inc. (Æ)(Ñ)	3,100	112
Corning, Inc.	116,319	2,773
Daktronics, Inc. (Ñ)	2,800	60
DealerTrack Holdings, Inc. (Æ)(Ñ)	4,300	155
Dell, Inc. (Æ)	33,120	926
Digital River, Inc. (Æ)(Ñ)	1,600	72
Equinix, Inc. (Æ)(Ñ)	2,100	182
Evolving Systems, Inc. (Æ)(Ñ)	11,600	21
Gartner, Inc. (Æ)(Ñ)	13,500	283
Integrated Device Technology, Inc. (Æ)(Ñ)	5,100	83
Intel Corp.	134,648	3,180
International Rectifier Corp. (Æ)(Ñ)	1,700	62
Intuit, Inc. (Æ)	60,000	1,718
Iomega Corp. (Æ)(Ñ)	10,600	56
JDS Uniphase Corp. (Æ)(Ñ)	66,209	949

58	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Juniper Networks, Inc. (Æ)	16,200	485
Magma Design Automation, Inc. (Æ)	1,900	28
MEMC Electronic Materials, Inc. (Æ)	23,593	1,447
Merge Technologies, Inc. (Æ)(Ñ)	11,200	61
Microsoft Corp.	53,000	1,536
Microtune, Inc. (Æ)	9,900	54
Napster, Inc. (Æ)(Ñ)	14,300	40
Novell, Inc. (Æ)(Ñ)	9,800	66
Nuance Communications, Inc. (Æ)(Ñ)	6,400	105
Nvidia Corp. (Æ)	11,200	513
Oracle Corp. (Æ)	67,398	1,289
Phoenix Technologies, Ltd. (Æ)(Ñ)	7,100	82
Planar Systems, Inc. (Æ)(Ñ)	3,700	28
PMC—Sierra, Inc. (Æ)(Ñ)	14,200	108
Qimonda AG—ADR (Æ)(Ñ)	4,500	67
QLogic Corp. (Æ)(Ñ)	3,600	48
Qualcomm, Inc.	126,905	5,286
Research In Motion, Ltd. (Æ)	12,430	2,660
Safeguard Scientifics, Inc. (Æ)(Ñ)	21,700	50
SanDisk Corp. (Æ)	61,847	3,317
SAP AG—ADR	13,000	701
Seachange International, Inc. (Æ)(Ñ)	11,200	78
Seagate Technology	75,000	1,763
Secure Computing Corp. (Æ)(Ñ)	14,700	116
Sirenza Microdevices, Inc. (Æ)	10,600	120
Smith Micro Software, Inc. (Æ)(Ñ)	5,400	74
Spectrum Control, Inc. (Æ)	5,500	90
Standard Microsystems Corp. (Æ)(Ñ)	1,500	50
Syntax-Brillian Corp. (Æ)(Ñ)	13,000	86
Texas Instruments, Inc.	32,100	1,130
Transwitch Corp. (Æ)	30,400	50
Trizetto Group, Inc. (The) (Æ)(Ñ)	3,000	48
Ultimate Software Group, Inc. (Æ)(Ñ)	6,500	176
Varian, Inc. (Æ)(Ñ)	1,100	66
VeriFone Holdings, Inc. (Æ)(Ñ)	2,300	84
Vignette Corp. (Æ)(Ñ)	4,800	101
Zhone Technologies, Inc. (Æ)(Ñ)	38,900	47

		42,335

	Principal Amount ($) or Shares	Market Value $
Utilities - 0.6%
Leap Wireless International, Inc. (Æ)(Ñ)	1,600	142
MDU Communications International, Inc. (Æ)	17,800	14
NII Holdings, Inc. (Æ)	10,340	869
PAETEC Holding Corp. (Æ)(Ñ)	7,900	93

		1,118

Total Common Stocks
(cost $161,841)		182,062

Short-Term Investments - 5.1%
Russell Investment Company Money Market Fund	8,827,000	8,827
United States Treasury Bills (ç)(ž)(§) 4.649% due 09/27/07	1,000	993

Total Short-Term Investments
(cost $9,820)		9,820

Other Securities - 21.8%
Russell Investment Company Money Market Fund (×)	7,112,494	7,112
State Street Securities Lending Quality Trust (×)	34,531,552	34,532

Total Other Securities
(cost $41,644)		41,644

Total Investments - 122.1%
(identified cost $213,305)		233,526

Other Assets and Liabilities, Net - (22.1%)		(42,237)

Net Assets - 100.0%		191,289

See accompanying notes which are an integral part of the financial statements.

Select Growth Fund	59

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 Index (CME) expiration date 09/07 (19)	3,697	63
Russell 1000 Growth Index expiration date 09/07 (11)	3,236	(108)
S&P 500 E-Mini Index (CME) expiration date 09/07 (18)	1,316	(58)
S&P 500 Index (CME) expiration date 09/07 (5)	1,827	(79)

Short Positions
S&P 500 E-Mini Index (CME) expiration date 09/07 (2)	146	5
S&P 500 Index (CME) expiration date 09/07 (1)	365	14

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(163)

See accompanying notes which are an integral part of the financial statements.

60	Select Growth Fund

Russell Investment Company

Select Value Fund

Schedule of Investments — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.8%
Auto and Transportation - 2.1%
AMR Corp. (Æ)	24,900	615
Continental AG—ADR	17,800	2,552
Ford Motor Co. (Æ)(Ñ)	172,200	1,465
Magna International, Inc. Class A	7,400	649
Polaris Industries, Inc. (Ñ)	19,700	972
UAL Corp. (Æ)(Ñ)	33,800	1,492
United Parcel Service, Inc. Class B	22,300	1,689

		9,434

Consumer Discretionary - 8.4%
Big Lots, Inc. (Æ)	20,000	517
Black & Decker Corp.	15,200	1,316
Cinemark Holdings, Inc. (Æ)(Ñ)	52,600	860
DIRECTV Group, Inc. (The) (Æ)	198,240	4,442
Foot Locker, Inc.	89,000	1,652
GameStop Corp. Class A (Æ)	21,800	880
Gap, Inc. (The)	93,400	1,606
Home Depot, Inc.	48,800	1,814
Jack in the Box, Inc. (Æ)	15,200	973
JC Penney Co., Inc.	11,200	762
Jones Apparel Group, Inc.	45,000	1,123
Kimberly-Clark Corp. (Ñ)	15,900	1,070
Liberty Media Corp.—Interactive (Æ)	60,800	1,274
Liberty Media Holding Corp. Series A (Æ)	30,620	3,504
Limited Brands, Inc. (Ñ)	53,200	1,285
McDonald’s Corp.	57,430	2,749
Phillips-Van Heusen Corp.	15,600	812
RR Donnelley & Sons Co.	31,800	1,344
Snap-On, Inc.	20,300	1,062
Virgin Media, Inc. (Ñ)	89,220	2,216
Wal-Mart Stores, Inc.	73,400	3,373
Walt Disney Co. (The)	36,100	1,191
Waste Management, Inc.	51,900	1,974

		37,799

Consumer Staples - 5.7%
Altria Group, Inc.	34,700	2,306
Anheuser-Busch Cos., Inc.	46,790	2,282
Clorox Co.	37,100	2,243
Coca-Cola Co. (The)	32,400	1,688
ConAgra Foods, Inc.	37,300	946
Hershey Co. (The) (Ñ)	41,000	1,890
HJ Heinz Co.	24,400	1,068
Kraft Foods, Inc. Class A	62,100	2,034
Loews Corp.—Carolina Group	16,100	1,220

	Principal Amount ($) or Shares	Market Value $
Molson Coors Brewing Co. Class B	20,800	1,850
PepsiCo, Inc.	26,500	1,739
Procter & Gamble Co.	57,400	3,551
Safeway, Inc.	11,200	357
Tyson Foods, Inc. Class A	113,300	2,413

		25,587

Financial Services - 26.4%
American International Group, Inc.	22,200	1,425
Ameriprise Financial, Inc.	25,100	1,513
Annaly Capital Management, Inc. (ö)	72,400	1,046
AON Corp.	25,200	1,009
Astoria Financial Corp.	33,500	789
Automatic Data Processing, Inc.	35,800	1,662
Bank of America Corp.	99,200	4,704
Bank of New York Mellon Corp. (The)	38,600	1,642
Bear Stearns Cos., Inc. (The)	2,950	358
Capital One Financial Corp. (Ñ)	17,500	1,238
Cigna Corp.	50,400	2,603
Citigroup, Inc.	240,810	11,215
Colonial BancGroup, Inc. (The)	54,600	1,191
Countrywide Financial Corp.	177,320	4,995
Credit Suisse Group—ADR (Æ)	32,090	2,071
Cullen/Frost Bankers, Inc.	18,000	894
E*Trade Financial Corp. (Æ)	125,150	2,318
Fannie Mae	115,540	6,914
Federated Investors, Inc. Class B	31,100	1,120
First Horizon National Corp. (Ñ)	23,800	755
Freddie Mac	85,400	4,891
Genworth Financial, Inc. Class A	93,500	2,854
H&R Block, Inc.	45,500	908
Hartford Financial Services Group, Inc.	16,500	1,516
Health Care REIT, Inc. (ö)	39,400	1,446
iShares Russell 1000 Value Index Fund	30,200	2,492
Jefferies Group, Inc.	27,700	728
Jones Lang LaSalle, Inc.	6,200	681
JPMorgan Chase & Co.	148,630	6,541
Lehman Brothers Holdings, Inc.	43,040	2,668
Lincoln National Corp. (Ñ)	20,300	1,224
Marshall & Ilsley Corp.	43,600	1,797
MBIA, Inc.	31,200	1,750
Mercury General Corp. (Ñ)	22,200	1,150
Merrill Lynch & Co., Inc.	52,660	3,907
MGIC Investment Corp. (Ñ)	57,200	2,211
Morgan Stanley	51,260	3,274
New York Community Bancorp, Inc. (Ñ)	135,100	2,193

Select Value Fund	61

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Northern Trust Corp.	36,100	2,255
Paychex, Inc.	27,000	1,117
PMI Group, Inc. (The)	24,700	842
ProLogis (ö)	26,000	1,479
Protective Life Corp.	27,200	1,170
Prudential Financial, Inc.	19,000	1,684
Raymond James Financial, Inc.	25,700	788
South Financial Group, Inc. (The) (Ñ)	44,500	959
SunTrust Banks, Inc.	21,200	1,660
TCF Financial Corp. (Ñ)	22,700	558
Travelers Cos., Inc. (The)	33,400	1,696
UBS AG	27,360	1,507
Unum Group	30,100	731
W Holding Co., Inc. (Ñ)	230,600	510
Wachovia Corp.	19,400	916
Washington Mutual, Inc. (Ñ)	165,000	6,192
Wells Fargo & Co.	46,940	1,585
Wilmington Trust Corp. (Ñ)	40,100	1,561

		118,903

Health Care - 7.6%
Amgen, Inc. (Æ)	71,050	3,818
Biogen Idec, Inc. (Æ)(Ñ)	71,245	4,028
Bristol-Myers Squibb Co.	85,100	2,418
Eli Lilly & Co.	42,200	2,283
Genzyme Corp. (Æ)	50,650	3,194
Invitrogen Corp. (Æ)	13,800	991
Johnson & Johnson	33,100	2,003
Medco Health Solutions, Inc. (Æ)	11,500	935
Merck & Co., Inc.	42,800	2,125
Omnicare, Inc. (Ñ)	24,500	812
Pfizer, Inc.	33,500	788
Sanofi-Aventis—ADR	115,400	4,818
Thermo Fisher Scientific, Inc. (Æ)	12,700	663
UnitedHealth Group, Inc.	57,370	2,778
WellPoint, Inc. (Æ)	20,450	1,536
Wyeth	22,300	1,082

		34,272

Integrated Oils - 3.5%
Chevron Corp.	40,672	3,468
ConocoPhillips	24,500	1,980
Exxon Mobil Corp.	71,300	6,070
Marathon Oil Corp.	44,000	2,429
Occidental Petroleum Corp.	32,400	1,838

		15,785

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 8.5%
Abitibi-Consolidated, Inc. (Æ)	1,207,800	2,863
Allegheny Technologies, Inc.	8,300	871
American Standard Cos., Inc.	71,080	3,842
Ashland, Inc.	31,100	1,899
Avery Dennison Corp.	12,900	791
Ball Corp.	12,200	626
Bemis Co., Inc.	33,200	978
Carpenter Technology Corp.	4,700	558
Celanese Corp. Class A	73,700	2,764
Chemtura Corp.	56,500	589
Chicago Bridge & Iron Co. NV	21,500	873
Cytec Industries, Inc.	14,600	978
Freeport-McMoRan Copper & Gold, Inc. Class B	49,710	4,672
International Paper Co.	42,900	1,590
Lyondell Chemical Co. (Ñ)	6,800	305
Masco Corp.	49,000	1,333
Packaging Corp. of America	38,100	972
PPG Industries, Inc.	15,700	1,197
Praxair, Inc.	20,970	1,607
Precision Castparts Corp.	12,900	1,768
Rohm & Haas Co.	40,400	2,283
RPM International, Inc. (Ñ)	49,700	1,169
Teck Cominco, Ltd. Class B	39,680	1,762
Timken Co.	36,800	1,229
Valspar Corp.	37,800	1,043

		38,562

Miscellaneous - 2.5%
3M Co.	13,200	1,174
Brunswick Corp. (Ñ)	40,700	1,138
General Electric Co.	117,900	4,570
SPX Corp.	12,700	1,192
Textron, Inc.	19,790	2,234
Tyco International, Ltd. Class W (Æ)	20,775	982

		11,290

Other Energy - 6.9%
Anadarko Petroleum Corp.	20,400	1,027
Chesapeake Energy Corp.	70,800	2,410
Devon Energy Corp.	51,040	3,808
Dynegy, Inc. Class A (Æ)	2,043	18
EOG Resources, Inc.	27,910	1,956
Frontier Oil Corp.	28,800	1,115
GlobalSantaFe Corp. (Ñ)	29,280	2,100
Halliburton Co.	105,330	3,794
National-Oilwell Varco, Inc. (Æ)	23,710	2,848

62	Select Value Fund

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Peabody Energy Corp.	74,700	3,157
Reliant Energy, Inc. (Æ)	149,700	3,844
Sunoco, Inc.	12,300	821
Tesoro Corp.	15,500	772
Transocean, Inc. (Æ)	18,490	1,987
Valero Energy Corp.	20,600	1,380

		31,037

Producer Durables - 5.9%
Agilent Technologies, Inc. (Æ)	88,620	3,381
Alcatel-Lucent—ADR	337,500	3,915
Boeing Co.	40,420	4,181
Cooper Industries, Ltd. Class A	27,700	1,466
Cummins, Inc.	8,800	1,044
DR Horton, Inc. (Ñ)	108,300	1,767
General Cable Corp. (Æ)	5,600	445
Goodrich Corp.	21,200	1,334
Graco, Inc. (Ñ)	29,100	1,194
KB Home (Ñ)	25,500	811
KLA-Tencor Corp.	15,700	892
Nortel Networks Corp. (Æ)(Ñ)	21,300	461
Pentair, Inc. (Ñ)	44,400	1,607
Pulte Homes, Inc. (Ñ)	92,600	1,791
Spirit Aerosystems Holdings, Inc. Class A (Æ)	23,800	864
Terex Corp. (Æ)	9,700	837
United Technologies Corp.	11,300	825

		26,815

Technology - 9.4%
Analog Devices, Inc.	26,200	929
AU Optronics Corp.—ADR	180,400	3,052
BearingPoint, Inc. (Æ)	398,200	2,596
Cisco Systems, Inc. (Æ)	99,090	2,865
Dell, Inc. (Æ)	114,700	3,208
General Dynamics Corp.	44,300	3,480
Hewlett-Packard Co.	138,880	6,393
Intel Corp.	154,400	3,647
International Business Machines Corp.	26,330	2,913
L-3 Communications Holdings, Inc.	7,000	683
LSI Corp. (Æ)(Ñ)	250,740	1,805
Micron Technology, Inc. (Æ)(Ñ)	73,800	876
Motorola, Inc.	103,100	1,752

	Principal Amount ($) or Shares	Market Value $
Nvidia Corp. (Æ)	23,900	1,094
SanDisk Corp. (Æ)	14,700	788
Sanmina-SCI Corp. (Æ)	418,600	1,151
Seagate Technology	82,200	1,888
Sun Microsystems, Inc. (Æ)	99,500	508
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR	185,222	1,880
Tyco Electronics, Ltd. (Æ)	20,775	744

		42,252

Utilities - 8.9%
Alltel Corp.	43,100	2,842
America Movil SAB de CV Series L	56,870	3,405
American Electric Power Co., Inc.	59,300	2,579
Aqua America, Inc. (Ñ)	59,500	1,302
AT&T, Inc.	100,500	3,936
China Mobile, Ltd.—ADR (Ñ)	60,500	3,472
China Unicom, Ltd.—ADR (Ñ)	157,640	2,790
Edison International	42,700	2,258
Mirant Corp. (Æ)(Ñ)	49,900	1,888
NiSource, Inc.	37,400	713
Northeast Utilities	47,000	1,285
Progress Energy, Inc.—CVO	1,300	—
Rogers Communications, Inc. Class B	41,500	1,880
SCANA Corp.	14,500	542
Sprint Nextel Corp.	324,640	6,665
TECO Energy, Inc.	38,900	628
Telefonos de Mexico SAB de CV Series L	34,470	1,178
Verizon Communications, Inc.	61,300	2,613

		39,976

Total Common Stocks
(cost $392,274)		431,712

Short-Term Investments - 4.2%
Russell Investment Company Money Market Fund	17,584,000	17,584
United States Treasury Bills (ç)(ž)(§)
4.649% due 09/27/07	1,500	1,489

Total Short-Term Investments
(cost $19,073)		19,073

Select Value Fund	63

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 11.4%
Russell Investment Company Money Market Fund (×)	8,748,260	8,748
State Street Securities Lending Quality Trust (×)	42,473,288	42,473

Total Other Securities
(cost $51,221)		51,221

Total Investments - 111.4%
(identified cost $462,568)		502,006

Other Assets and Liabilities, Net - (11.4%)		(51,224)

Net Assets - 100.0%		450,782

See accompanying notes which are an integral part of the financial statements.

64	Select Value Fund

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — July 31, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Value Index expiration date 09/07 (29)	11,933	(827)
S&P 500 E-Mini Index (CME) expiration date 09/07 (54)	3,947	(143)
S&P 500 Index (CME) expiration date 09/07 (10)	3,655	(203)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(1,173)

See accompanying notes which are an integral part of the financial statements.

Select Value Fund	65

Russell Investment Company

Specialty Funds

Notes to Schedules of Investments — July 31, 2007 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

66	Notes to Schedules of Investments

Russell Investment Company

Specialty Funds

Notes to Schedules of Investments, continued — July 31, 2007 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	JPY - Japanese yen	SKK - Slovakian koruna
COP - Colombian peso	KES - Kenyan schilling	THB - Thai baht
CRC - Costa Rica colon	KRW - South Korean won	TRY - Turkish lira
CZK - Czech koruna	MXN - Mexican peso	TWD - Taiwanese dollar
DKK - Danish krone	MYR - Malaysian ringgit	USD - United States dollar
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NZD - New Zealand dollar	VND - Vietnamese dong
GBP - British pound sterling	PEN - Peruvian nouveau sol	ZAR - South African rand

Notes to Schedules of Investments	67

Russell Investment Company

Specialty Funds

Notes to Quarterly Report — July 31, 2007 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on eight of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Russell Investment Management Company (“RIMCo”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•	The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•	Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

68	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Quarterly Report	69

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Fund’s investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the Emerging Markets and Short Duration Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2007 are presented on the Schedule of Investments for the applicable Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which

70	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of July 31, 2007, the Emerging Markets Fund had cash collateral balance of $4,700,000 in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

The Short Duration Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. To the extent that the Fund enters into swaps on other than a net

Notes to Quarterly Report	71

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. Theses securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

72	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2007 for the following Funds were as follows:

	Emerging Markets Fund		Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2006	626	$828,429	415	$773,315
Opened	2,372	2,857,387	16	736,615
Closed	(2,538)	(3,040,022)	(359)	(741,106)
Expired	—	—	(63)	(125,883)

Outstanding July 31, 2007	460	$645,794	9	$642,941

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of July 31, 2007, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Tax Managed Large Cap	$6,353,100	Pool of US Government Securities and corporate bonds.
Tax Managed Mid & Small Cap	22,344	Pool of US Government Securities and corporate bonds.
Select Growth	1,443,738	Pool of US Government Securities and corporate bonds.
Select Value	472,145	Pool of US Government Securities and corporate bonds.

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company’s securities lending program, in the Investment Company’s Money Market Fund. As of July 31, 2007, $389,040,754 of the Money Market Fund’s net assets represents investments by the Funds presented herein and $2,338,795,248 of the Money Market Funds’ net assets represents the investments of other RIC Funds not presented herein.

Notes to Quarterly Report	73

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2007 (Unaudited)

5.	Federal Income Taxes

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging Markets	Real Estate Securities	Short Duration Bond	Tax Exempt Bond	Tax-Managed Large Cap

Cost of Investments	$1,143,125,426	$1,946,072,708	$481,367,898	$346,796,097	$481,167,458

Unrealized Appreciation	$533,761,771	$457,251,112	$1,514,197	$1,812,637	$138,893,543
Unrealized Depreciation	(6,569,273)	(85,705,798)	(4,765,035)	(3,048,916)	(8,665,329)

Net Unrealized Appreciation (Depreciation)	$527,192,498	$371,545,314	$(3,250,838)	$(1,236,279)	$130,228,214

	Tax-Managed Mid & Small Cap	Select Growth	Select Value

Cost of Investments	$298,179,960	$214,517,752	$463,748,447

Unrealized Appreciation	$53,229,883	$23,209,245	$56,686,981
Unrealized Depreciation	(9,882,560)	(4,200,829)	(18,429,062)

Net Unrealized Appreciation (Depreciation)	$43,347,323	$19,008,416	$38,257,919

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Emerging Markets Fund - 0.6%
Gulf Finance House EC	06/29/07	35,500	25.00	888	895
Magnitogorsk Iron & Steel Works	04/24/07	87,200	12.50	1,090	1,090
NovaTek OAO	07/21/05	41,200	23.45	966	2,142
Samsung Electronics Co., Ltd.	11/18/97	18,480	317.48	5,867	6,072

					10,199

Short Duration Bond Fund - 0.5%
DG Funding Trust	11/04/03	219	10,537.12	2,308	2,305

					2,305

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

74	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Shareholder Requests for Additional Information — July 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	75

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark Principal Executive Officer and Chief Executive Officer

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark Principal Executive Officer and Chief Executive Officer

Date: September 27, 2007

By:	/s/ Mark E. Swanson
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer
Date: September 27, 2007